UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Post Office Box 1110

Fort Wayne, IN 46801

(Address of principal executive offices)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania, 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

LVIP American Balanced Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–100.08%
Asset Allocation Fund–20.15%
¯American Funds®–
Capital Income Builder	2,708,848	$149,311,699

		149,311,699

Equity Funds–28.26%
¯American Funds®–
AMCAP Fund	932,616	22,429,420
Mutual Fund	966,693	30,160,833
†American Funds Insurance Series®–
Blue Chip Income & Growth Fund	4,720,746	52,825,150
Growth Fund	565,485	36,830,045
Growth-Income Fund	1,600,322	67,197,510

		209,442,958

Fixed Income Funds–29.80%
¯American Funds®–
Intermediate Bond Fund of America	536,957	7,361,678
†American Funds Insurance Series®–
Bond Fund	11,739,795	132,542,289
High-Income Bond Fund	2,576,386	29,422,323
Mortgage Bond Fund	2,805,424	29,428,895
U.S. Government/AAA-Rated Securities Fund	1,734,674	22,065,048

		220,820,233

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–15.92%
†American Funds Insurance Series®–
Global Growth Fund	1,479,335	$36,998,165
Global Small Capitalization Fund	1,335,857	29,709,453
International Fund	2,391,860	43,986,297
New World Fund	316,906	7,250,813

		117,944,728

International Fixed Income Fund–5.95%
†American Funds Insurance Series®–
Global Bond Fund	3,651,696	44,075,970

		44,075,970

Total Unaffiliated Investment Companies (Cost $693,442,562)		741,595,588

TOTAL VALUE OF SECURITIES–100.08% (Cost $693,442,562)	741,595,588
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(588,765)

NET ASSETS APPLICABLE TO 62,045,717 SHARES OUTSTANDING–100.00%	$741,006,823

¯	Class R6 shares.
†	Class 1 shares.

LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP American Balanced Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$696,818,538

Aggregate unrealized appreciation	$48,683,862
Aggregate unrealized depreciation	(3,906,812)

Net unrealized appreciation	$44,777,050

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $1,360,294 and long-term losses of $447,017 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP American Balanced Allocation Fund–2

LVIP American Balanced Allocation Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$741,595,588

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Balanced Allocation Fund–3

LVIP American Income Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–100.10%
Asset Allocation Fund–22.19%
¯American Funds®–
Capital Income Builder	841,164	$46,364,985

		46,364,985

Equity Funds–21.21%
¯American Funds®–
AMCAP Fund	175,514	4,221,117
Mutual Fund	204,660	6,385,391
†American Funds Insurance Series®–
Blue Chip Income & Growth Fund	951,733	10,649,893
Growth Fund	159,648	10,397,862
Growth-Income Fund	301,104	12,643,376

		44,297,639

Fixed Income Funds–44.76%
¯American Funds®–
Intermediate Bond Fund of America	303,173	4,156,503
†American Funds Insurance Series®–
Bond Fund	5,523,908	62,364,916
High-Income Bond Fund	545,655	6,231,376
Mortgage Bond Fund	989,975	10,384,842
U.S. Government/AAA-Rated Securities Fund	815,428	10,372,247

		93,509,884

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Fund–2.01%
†American Funds Insurance Series®–
Global Small Capitalization Fund	188,560	$4,193,584

		4,193,584

International Fixed Income Fund–9.92%
†American Funds Insurance Series®–
Global Bond Fund	1,717,616	20,731,628

		20,731,628

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund	22,239	22,239

		22,239

Total Unaffiliated Investment Companies (Cost $200,467,093)		209,119,959

TOTAL VALUE OF SECURITIES–100.10% (Cost $200,467,093)	209,119,959
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(219,234)

NET ASSETS APPLICABLE TO 18,078,400 SHARES OUTSTANDING–100.00%	$208,900,725

¯	Class R6 shares.
†	Class 1 shares.

LVIP American Income Allocation Fund–1

LVIP American Income Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP American Income Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$201,201,517

Aggregate unrealized appreciation	$8,944,247
Aggregate unrealized depreciation	(1,025,805)

Net unrealized appreciation	$7,918,442

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP American Income Allocation Fund–2

LVIP American Income Allocation Fund

Notes (continued)

2. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$209,119,959

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Income Allocation Fund–3

LVIP American Growth Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–17.11%
¯American Funds®–
Capital Income Builder	2,152,353	$118,637,677

		118,637,677

Equity Funds–33.29%
¯American Funds®–
AMCAP Fund	871,817	20,967,210
Mutual Fund	1,129,550	35,241,966
†American Funds Insurance Series®–
Blue Chip Income & Growth Fund	6,303,215	70,532,971
Growth Fund	634,348	41,315,059
Growth-Income Fund	1,495,966	62,815,619

		230,872,825

Fixed Income Funds–20.84%
¯American Funds®–
Intermediate Bond Fund of America	501,946	6,881,683
†American Funds Insurance Series®–
Bond Fund	9,144,952	103,246,507
High-Income Bond Fund	1,204,204	13,752,008
Mortgage Bond Fund	1,968,081	20,645,166

		144,525,364

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–23.83%
†American Funds Insurance Series®–
Global Growth & Income Fund	1,232,410	$13,839,959
Global Growth Fund	1,659,469	41,503,327
Global Small Capitalization Fund	1,248,719	27,771,500
International Fund	3,728,022	68,558,332
New World Fund	592,505	13,556,516

		165,229,634

International Fixed Income Fund–4.95%
†American Funds Insurance Series®–
Global Bond Fund	2,844,046	34,327,631

		34,327,631

Money Market Fund–0.03%
Dreyfus Treasury & Agency Cash
Management Fund	232,880	232,880

		232,880

Total Unaffiliated Investment Companies (Cost $640,391,933)		693,826,011

TOTAL VALUE OF SECURITIES–100.05% (Cost $640,391,933)	693,826,011
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(378,316)

NET ASSETS APPLICABLE TO 57,159,756 SHARES OUTSTANDING–100.00%	$693,447,695

¯	Class R6 shares.
†	Class 1 shares.

LVIP American Growth Allocation Fund–1

LVIP American Growth Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP American Growth Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$644,546,375

Aggregate unrealized appreciation	$53,825,694
Aggregate unrealized depreciation	(4,546,058)

Net unrealized appreciation	$49,279,636

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $626,586 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP American Growth Allocation Fund–2

LVIP American Growth Allocation Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$693,826,011

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Growth Allocation Fund–3

LVIP American Global Growth Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®– Global Growth Fund Class 1	2,340,118	$58,526,346

Total Unaffiliated Investment Company (Cost $49,714,313)		58,526,346

TOTAL VALUE OF SECURITIES–100.06% (Cost $49,714,313)		58,526,346
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(38,007)

NET ASSETS APPLICABLE TO 4,039,804 SHARES OUTSTANDING–100.00%.		$58,488,339

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Global Growth Fund–1

LVIP American Global Growth Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Global Growth Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Fund’s NAV is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$50,067,758

Aggregate unrealized appreciation	$8,458,588
Aggregate unrealized depreciation	—

Net unrealized appreciation	$8,458,588

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Global Growth Fund–2

LVIP American Global Growth Fund

Notes (continued)

2. Investments (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Company	$58,526,346

There were no Level 3 investment at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Global Growth Fund–3

LVIP American Global Small Capitalization Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series®–
Global Small Capitalization Fund Class 1	2,622,685	$58,328,524

Total Unaffiliated Investment Company (Cost $51,307,961)		58,328,524

TOTAL VALUE OF SECURITIES–100.07% (Cost $51,307,961)		58,328,524
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(38,281)

NET ASSETS APPLICABLE TO 4,406,561 SHARES OUTSTANDING–100.00%		$58,290,243

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Global Small Capitalization Fund–1

LVIP American Global Small Capitalization Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Global Small Capitalization Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Fund’s NAV is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$52,074,238

Aggregate unrealized appreciation	$6,254,286
Aggregate unrealized depreciation	—

Net unrealized appreciation	$6,254,286

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP American Global Small Capitalization Fund–2

LVIP American Global Small Capitalization Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Company	$58,328,524

There were no Level 3 investment at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Global Small Capitalization Fund–3

LVIP American Growth Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®–
Growth Fund Class 1	3,496,846	$227,749,573

Total Unaffiliated Investment Company (Cost $193,047,092)		227,749,573

TOTAL VALUE OF SECURITIES–100.06% (Cost $193,047,092)		227,749,573
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(128,505)

NET ASSETS APPLICABLE TO 15,173,812 SHARES OUTSTANDING–100.00%		$227,621,068

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Growth Fund–1

LVIP American Growth Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Fund’s NAV is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$193,886,642

Aggregate unrealized appreciation	$33,862,931
Aggregate unrealized depreciation	—

Net unrealized appreciation	$33,862,931

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP American Growth Fund–2

LVIP American Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Company	$227,749,573

There were no Level 3 investment at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Growth Fund–3

LVIP American Growth-Income Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–
Growth-Income Fund Class 1	4,411,612	$185,243,603

Total Unaffiliated Investment Company (Cost $153,638,427)		185,243,603

TOTAL VALUE OF SECURITIES–100.05% (Cost $153,638,427)		185,243,603
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(101,612)

NET ASSETS APPLICABLE TO 12,256,035 SHARES OUTSTANDING–100.00%		$185,141,991

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Growth-Income Fund–1

LVIP American Growth-Income Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth-Income Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Fund’s NAV is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of addtional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$153,847,292

Aggregate unrealized appreciation	$31,396,311
Aggregate unrealized depreciation	—

Net unrealized appreciation	$31,396,311

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP American Growth-Income Fund–2

LVIP American Growth-Income Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Company	$185,243,603

There were no Level 3 investment at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Growth-Income Fund–3

LVIP American International Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®– International Fund Class 1	6,689,872	$123,026,755

Total Unaffiliated Investment Company (Cost $112,218,355)		123,026,755

TOTAL VALUE OF SECURITIES–100.06% (Cost $112,218,355)		123,026,755
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(72,654)

NET ASSETS APPLICABLE TO 9,756,568 SHARES OUTSTANDING–100.00%		$122,954,101

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American International Fund–1

LVIP American International Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American International Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Fund’s NAV is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$113,521,497

Aggregate unrealized appreciation	$9,505,258
Aggregate unrealized depreciation	—

Net unrealized appreciation	$9,505,258

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $5,540 and long-term losses of $16,555 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP American International Fund–2

LVIP American International Fund

Notes (continued)

2. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Company	$123,026,755

There were no Level 3 investment at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American International Fund–3

LVIP American Preservation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–1.99%
Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	106,057	$1,060,573

Total Affiliated Investment Companies (Cost $1,060,573)		1,060,573

UNAFFILIATED INVESTMENT COMPANIES–97.76%
Fixed Income Funds–91.61%
¯American Funds®–
Bond Fund of America	206,626	2,661,340
Intermediate Bond Fund of America	969,299	13,289,094
Short-Term Bond Fund of America	1,529,458	15,386,347
†American Funds Insurance Series®–
Bond Fund	470,918	5,316,669
High-Income Bond Fund	232,488	2,655,015
Mortgage Bond Fund	253,232	2,656,399
U.S. Government/AAA-Rated Securities Fund	542,818	6,904,644

		48,869,508

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–5.96%
†American Funds Insurance Series®–
Global Bond Fund	263,650	$3,182,253

		3,182,253

Money Market Fund–0.19%
Dreyfus Treasury & Agency Cash
Management Fund	100,154	100,154

		100,154

Total Unaffiliated Investment Companies (Cost $52,267,490)		52,151,915

TOTAL VALUE OF SECURITIES–99.75% (Cost $53,328,063)	53,212,488
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	133,524

NET ASSETS APPLICABLE TO 5,332,272 SHARES OUTSTANDING–100.00%	$53,346,012

¯	Class R6 shares.
*	Standard Class shares.
†	Class 1 shares.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP American Preservation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2012, and has concluded that no provision for the federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$53,364,537

Aggregate unrealized appreciation	$24,679
Aggregate unrealized depreciation	(176,728)

Net unrealized depreciation	$(152,049)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Notes (continued)

2. Investments (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$53,212,488

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Preservation Fund–3

LVIP Baron Growth Opportunites Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.75%
Beverages–1.02%
†Boston Beer Class A	30,600	$4,884,984

		4,884,984

Biotechnology–0.17%
†Myriad Genetics	31,789	807,441

		807,441

Capital Markets–6.41%
†Artisan Partners Asset Management	145,636	5,745,340
Carlyle Group	130,000	3,932,500
Cohen & Steers	200,000	7,214,000
Eaton Vance	90,000	3,764,700
Financial Engines	75,000	2,716,500
Manning & Napier	193,642	3,202,839
Oaktree Capital Group	81,000	4,132,620

		30,708,499

Chemicals–0.10%
Intrepid Potash	24,571	460,952

		460,952

Commercial Services & Supplies–2.20%
†Copart	250,400	8,583,712
†Tetra Tech	65,000	1,981,850

		10,565,562

Construction Materials–0.22%
†Caesar Stone Sdot-Yam	39,020	1,030,128

		1,030,128

Distributor–2.54%
†LKQ	559,000	12,163,840

		12,163,840

Diversified Consumer Services–1.31%
†Bright Horizons Family Solutions	11,644	393,451
DeVry.	185,000	5,873,750

		6,267,201

Diversified Financial Services–1.82%
Leucadia National	46,494	1,275,330
†MSCI Class A	220,000	7,464,600

		8,739,930

Electric Utilities–1.57%
ITC Holdings	84,420	7,535,329

		7,535,329

Electrical Equipment–2.58%
Generac Holdings	350,000	12,369,000

		12,369,000

Energy Equipment & Services–3.90%
Carbo Ceramics	33,000	3,005,310
Core Laboratories	50,500	6,964,960

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Era Group	9,720	$204,120
Helmerich & Payne	87,400	5,305,180
SEACOR Holdings	43,700	3,219,816

		18,699,386

Food & Staples Retailing–1.32%
†United Natural Foods	128,284	6,311,573

		6,311,573

Food Products–1.25%
†TreeHouse Foods	92,300	6,013,345

		6,013,345

Health Care Equipment & Supplies–2.09%
†Edwards Lifesciences	34,000	2,793,440
†IDEXX Laboratories	66,300	6,125,457
†Neogen.	21,700	1,075,669

		9,994,566

Health Care Providers & Services–2.97%
†Brookdale Senior Living	35,000	975,800
Community Health Systems	280,000	13,269,200

		14,245,000

Hotels, Restaurants & Leisure–11.41%
Ameristar Casinos	285,000	7,475,550
Choice Hotels International	310,000	13,116,100
Interval Leisure Group	143,826	3,126,777
†Marriott Vacations Worldwide	10,000	429,100
†Panera Bread Class A	36,000	5,948,640
†Penn National Gaming	156,600	8,523,738
†Pinnacle Entertainment	103,003	1,505,904
Vail Resorts	233,300	14,539,256

		54,665,065

Household Products–1.12%
Church & Dwight	82,800	5,351,364

		5,351,364

Insurance–3.77%
†Arch Capital Group	233,300	12,264,581
Primerica	176,313	5,779,540

		18,044,121

Internet Software & Services–2.14%
†CoStar Group	87,351	9,561,440
†LivePerson	50,000	679,000

		10,240,440

IT Services–5.12%
Booz Allen Hamilton Holding	457,000	6,142,080
†Gartner	174,900	9,516,309
MAXIMUS	110,800	8,860,676

		24,519,065

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunites Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–2.38%
†Mettler-Toledo International	38,000	$8,102,360
Techne	48,600	3,297,510

		11,399,870

Machinery–4.25%
†Colfax	166,390	7,743,791
†Middleby	53,400	8,124,810
†Rexnord	50,429	1,070,608
Valmont Industries	21,800	3,428,486

		20,367,695

Marine–0.15%
Seaspan	35,843	718,652

		718,652

Media–1.85%
†Manchester United Class A	171,152	2,866,796
Morningstar	86,000	6,013,120

		8,879,916

Oil, Gas & Consumable Fuels–3.49%
†Ceres	135,000	469,800
†Denbury Resources	70,000	1,305,500
MPLX	9,879	369,969
†Oasis Petroleum	11,960	455,317
SM Energy	30,000	1,776,600
Susser Petroleum Partners	150,000	4,875,000
Targa Resources	110,000	7,475,600

		16,727,786

Pharmaceuticals–0.91%
#CFR Pharmaceuticals ADR 144A	170,179	4,382,994

		4,382,994

Professional Services–0.19%
†IHS Class A	8,700	911,064

		911,064

Real Estate Investment Trusts–4.31%
Alexander’s	11,600	3,824,404
Alexandria Real Estate Equities	34,000	2,413,320
American Assets Trust	100,000	3,201,000
American Campus Communities	38,000	1,722,920
Douglas Emmett	272,200	6,785,946
LaSalle Hotel Properties	107,100	2,718,198

		20,665,788

Real Estate Management & Development–0.43%
†Zillow Class A	37,341	2,041,432

		2,041,432

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–4.47%
†Genesee & Wyoming Class A	194,400	$18,100,584
Landstar System	58,300	3,328,347

		21,428,931

Semiconductors & Semiconductor Equipment–0.90%
†Cymer	45,000	4,324,500

		4,324,500

Software–8.41%
†Advent Software	125,000	3,496,250
†ANSYS	126,300	10,283,346
†Concur Technologies	60,000	4,119,600
FactSet Research Systems	50,900	4,713,340
†Guidewire Software	95,000	3,651,800
Pegasystems	135,000	3,790,800
†RealPage	220,000	4,556,200
†SS&C Technologies Holdings	190,000	5,696,200

		40,307,536

Specialty Retail–2.30%
Dick’s Sporting Goods	233,300	11,035,090

		11,035,090

Textiles, Apparel & Luxury Goods–4.35%
Ralph Lauren	68,000	11,513,080
†Under Armour Class A	182,733	9,355,930

		20,869,010

Trading Companies & Distributors–2.33%
Air Lease	225,000	6,597,000
MSC Industrial Direct Class A	53,400	4,580,652

		11,177,652

Total Common Stock (Cost $235,163,954)		458,854,707

MONEY MARKET MUTUAL FUND–4.25%
Dreyfus Treasury & Agency Cash Management Fund	20,391,750	20,391,750

Total Money Market Mutual Fund (Cost $20,391,750)		20,391,750

TOTAL VALUE OF SECURITIES–100.00% (Cost $255,555,704)	479,246,457

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(22,537)

NET ASSETS APPLICABLE TO 11,999,726 SHARES OUTSTANDING–100.00%	$479,223,920

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunites Fund

Schedule of Investments (continued)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $4,382,994, which represented 0.91% of the Fund’s net assets. See Note 3 in “Notes.”

†	Non-income producing for the period.

ADR–American Depositary Receipt

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Baron Growth Opportunities Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$255,601,386

Aggregate unrealized appreciation	$227,368,974
Aggregate unrealized depreciation	(3,723,903)

Net unrealized appreciation	$223,645,071

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund

Notes (continued)

2. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock.	$454,471,713	$4,382,994	$458,854,707
Money Market Mutual Fund	20,391,750	—	20,391,750

Total	$474,863,463	$4,382,994	$479,246,457

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk

The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale puruant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

4. Subsequent Event

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Baron Growth Opportunities Fund–5

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–77.62%
Brazil–6.57%
AES Tiete	3,900	$33,783
All America Latina Logistica	17,500	87,143
†Amil Participacoes	4,600	71,974
Arteris	5,500	61,473
Banco Bradesco	38,830	673,290
Banco do Brasil	41,400	561,085
Banco Santander Brasil	1,516,500	112,597
BM&FBovespa	67,000	450,702
BR Malls Participacoes	16,000	200,292
BR Properties	7,300	81,230
Bradespar	1,800	22,729
Brasil Foods	30,600	678,418
CCR	30,400	310,583
Centrais Eletricas Brasileiras	10,800	37,314
CETIP - Mercados Organizados	7,300	86,035
Cia de Bebidas das Americas	5,900	242,863
†Cia de Saneamento Basico do Estadode Sao Paulo	4,100	195,396
Cia de Saneamento de Minas Gerais	1,700	41,216
Cia Energetica de Minas Gerais	2,200	25,896
Cia Hering	5,400	96,627
Cia Paranaense de Energia	1,000	12,375
Cia Siderurgica Nacional	22,800	103,039
Cielo	9,900	291,426
Cosan Class A	6,880	134,160
Cosan Industria e Comercio	4,300	96,121
CPFL Energia	12,200	127,782
Cyrela Brazil Realty Empreendimentose Participacoes	10,000	85,831
Diagnosticos da America	8,200	47,083
Duratex	8,000	63,952
EcoRodovias Infraestrutura e Logistica	7,500	64,410
Embraer	25,500	226,821
Energias do Brasil	7,800	49,034
†Fibria Celulose	8,900	106,522
Gerdau	7,300	50,515
Grupo BTG Pactual	4,300	71,878
Guararapes Confeccoes	200	10,692
†Hypermarcas	12,100	95,890
Itau Unibanco Holding	8,600	153,248
Itausa - Investimentos Itau	25,948	186,366
†JBS	22,300	74,950
Kroton Educacional	4,600	58,927
Light	4,600	45,584
Localiza Rent a Car	4,600	82,653
Lojas Americanas	4,700	38,596
Lojas Renner	4,400	163,912
M Dias Branco	1,500	59,770
†Marfrig Alimentos	6,800	27,668
Marisa Lojas	2,900	43,207
Metalurgica Gerdau	1,409	10,964
†MMX Mineracao e Metalicos	4,364	4,839

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
†MPX Energia	6,600	$30,840
MRV Engenharia e Participacoes	8,900	37,093
Multiplan Empreendimentos
Imobiliarios	3,600	103,443
Multiplus	1,600	23,118
Natura Cosmeticos	5,900	142,021
Odontoprev	11,600	52,883
†OGX Petroleo e Gas Participacoes	52,300	59,801
Oi	5,000	17,201
†OSX Brasil	1,200	2,388
PDG Realty Empreendimentos e Participacoes	44,300	69,073
Petroleo Brasileiro	131,700	1,093,887
Porto Seguro	3,700	51,702
†Qualicorp	3,400	34,147
Raia Drogasil	7,300	77,869
Souza Cruz	12,700	186,642
Sul America	4,500	45,083
Telefonica Brasil	800	18,810
Tim Participacoes	26,500	116,218
Totvs	4,600	94,539
Tractebel Energia	7,700	131,913
†Usinas Siderurgicas de Minas Gerais	1,900	10,552
Vale	72,000	1,244,519
WEG	7,300	94,635

		10,397,238

☐China–12.72%
AAC Technologies Holdings	24,500	117,726
Agile Property Holdings	36,000	42,898
Agricultural Bank of China	837,000	401,110
Air China	62,000	55,111
†Aluminum Corp of China	134,000	51,615
†Angang Steel	50,000	27,375
Anhui Conch Cement	43,000	142,640
Anhui Gujing Distillery Class B	2,300	6,539
Anta Sports Products	14,000	11,975
AviChina Industry & Technology	80,000	39,265
†Baidu ADR	9,606	842,446
Bank of China	2,934,000	1,360,687
Bank of Communications	185,000	138,466
†Baoxin Auto Group	13,000	10,048
BBMG	42,000	34,249
Beijing Capital International Airport	56,000	40,760
†Byd	18,000	57,391
China BlueChemical	88,000	54,528
China Citic Bank	268,000	160,885
China Coal Energy	155,000	138,176
China Communications Construction	162,000	150,677
China Communications Services	86,000	55,505
China Construction Bank	2,883,000	2,354,667
†China COSCO Holdings	88,000	41,492

LVIP BlackRock Emerging Markets Index RPM Fund–1

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
†China Eastern Airlines	40,000	$17,417
China Hongqiao Group	35,500	17,516
†China International Marine Containers Group	15,600	25,724
China Life Insurance	260,000	673,232
China Longyuan Power Group	97,000	87,971
China Merchants Bank	137,000	290,147
China Merchants Property Development Class B	3,200	9,894
China Minsheng Banking	187,000	238,250
China Molybdenum	16,000	7,008
China National Building Material	100,000	125,861
China Oilfield Services	54,000	113,112
China Pacific Insurance Group	65,000	213,944
China Petroleum & Chemical	574,000	675,855
China Railway Construction	77,500	73,481
China Railway Group	142,000	72,257
China Rongsheng Heavy Industries Group Holdings	57,000	9,252
China Shanshui Cement Group	71,000	40,793
China Shenhua Energy	119,500	434,123
†China Shipping Container Lines	105,000	28,406
China Shipping Development	58,000	28,169
China Southern Airlines	78,000	44,514
China Telecom	460,000	231,702
China Vanke Class B	44,500	86,735
†China Yurun Food Group	54,000	37,008
†China Zhongwang Holdings	63,200	21,331
Chongqing Changan Automobile Class B	16,200	16,132
Chongqing Rural Commercial Bank	97,000	51,858
CNOOC	562,000	1,080,191
†Country Garden Holdings	133,000	66,478
CSG Holding Class B	12,400	9,233
CSR	71,000	50,397
†Ctrip.com International ADR	4,821	103,073
Dalian Port PDA	28,000	6,493
Datang International Power Generation	114,000	50,373
Dongfang Electric	15,600	25,844
Dongfeng Motor Group	86,000	120,759
ENN Energy Holdings	26,000	144,025
Evergrande Real Estate Group	181,000	72,982
Fosun International	63,000	42,852
†Foxconn International Holdings	68,000	25,404
Golden Eagle Retail Group	19,000	34,267
Great Wall Motor	31,000	105,030
Guangdong Electric Power Development Class B	13,500	8,626
Guangshen Railway	44,000	21,539
Guangzhou Automobile Group	68,000	57,553
Guangzhou Pharmaceutical	12,000	40,193

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
Guangzhou R&F Properties	32,000	$53,673
†Haitong Securities	31,600	43,395
Hengan International Group	26,500	259,280
†Huadian Power International	64,000	30,341
Huaneng Power International	108,000	115,199
Industrial & Commercial Bank of China	2,245,000	1,573,297
Inner Mongolia Yitai Coal Class B	22,000	127,754
Intime Department Store Group	26,500	30,110
Jiangsu Expressway	48,000	48,046
Jiangxi Copper	42,000	92,738
Lenovo Group	240,000	238,375
Longfor Properties	47,500	78,570
†Maanshan Iron & Steel	30,000	7,807
†Metallurgical Corporation of China	52,000	10,048
Mindray Medical International ADR	3,429	136,954
NetEase ADR	2,732	149,632
New China Life Insurance	4,700	16,015
New Oriental Education & Technology Group ADR	4,805	86,490
Parkson Retail Group	32,500	19,343
†People’s Insurance Group of China Class H	164,000	87,255
PetroChina	742,000	973,077
PICC Property & Casualty	86,000	110,456
Ping An Insurance Group of China	66,500	515,720
†Qihoo 360 Technology ADR	2,707	80,208
†Renren ADR	2,703	7,812
Sany Heavy Equipment International Holdings	15,000	6,937
Shandong Weigao Group Medical Polymer	64,000	57,960
Shanghai Electric Group	100,000	38,905
Shanghai Friendship Group Class B	5,600	6,804
Shanghai Lujiazui Finance & Trade Zone Development Class B	10,100	13,443
Shanghai Pharmaceuticals Holding	23,800	52,367
†Shanghai Zhenhua Heavy Industries Class B	19,300	6,929
Shenzhou International Group Holdings	16,000	45,037
Shui On Land	151,500	65,186
Sichuan Expressway	22,000	7,114
Sihuan Pharmaceutical Holdings Group	45,000	22,261
†Sina	2,129	103,448
Sino-Ocean Land Holdings	108,000	65,113
Sinopec Shanghai Petrochemical	84,000	36,900
Sinopec Yizheng Chemical Fibre	30,000	7,768
Sinopharm Group	28,800	92,939
Sinotruk Hong Kong	12,000	6,477
Soho China	58,000	48,417

LVIP BlackRock Emerging Markets Index RPM Fund–2

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
†Sohu.com	1,213	$60,177
Springland International Holdings	16,000	8,080
Sun Art Retail Group	78,000	108,521
Tencent Holdings	33,500	1,065,088
Tingyi Cayman Islands Holding	68,000	177,390
Tsingtao Brewery	10,000	63,768
Uni-President China Holdings	31,000	35,542
Want Want China Holdings	199,000	305,067
Weichai Power	13,000	43,291
Weifu High-Technology Group Class B	2,600	10,125
Wumart Stores	21,000	37,982
Xinjiang Goldwind Science & Technology	41,600	24,920
Yantai Changyu Pioneer Wine Class B	7,800	34,466
Yanzhou Coal Mining	70,000	94,325
†Youku Tudou ADR	4,218	70,736
Zhaojin Mining Industry	28,000	37,586
Zhejiang Expressway	58,000	45,802
Zhongsheng Group Holdings	28,500	34,512
Zhuzhou CSR Times Electric	16,000	45,346
Zijin Mining Group	220,000	72,554
Zoomlion Heavy Industry Science & Technology	50,000	60,354
ZTE	24,200	41,775

		20,126,242

Colombia–1.08%
Almacenes Exito	7,098	128,312
Banco de Bogota	3,452	109,677
Bancolombia	9,966	157,229
Celsia	16,010	49,113
Cementos Argos	13,639	65,001
†Cemex Latam Holdings	6,300	47,349
Corp Financiera Colombiana	1,844	35,617
†Corp Financiera Colombiana	50	957
Ecopetrol	169,799	469,726
Empresa de Energia de Bogota	47,293	36,270
Grupo Argos	10,847	129,297
Grupo Aval Acciones y Valores	56,514	39,162
Grupo de Inversiones Suramericana	10,102	215,819
Grupo Nutresa	8,294	118,129
Interconexion Electrica	10,326	50,909
Isagen	35,012	48,716

		1,701,283

Cyprus–0.02%
Globaltrans Investment GDR	2,353	37,130

		37,130

Czech Republic–0.23%
CEZ	6,002	175,665
Komercni Banka	513	97,944

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Czech Republic (continued)
Telefonica Czech Republic	5,483	$82,623

		356,232

Egypt–0.15%
Commercial International Bank Egypt	16,737	75,332
†Orascom Construction Industries	2,730	96,799
†Orascom Telecom Holding	64,692	41,936
Telecom Egypt	11,007	21,422

		235,489

■Hong Kong–4.07%
ASM Pacific Technology	6,200	68,130
Beijing Enterprises Holdings	16,000	123,258
Belle International Holdings	181,000	300,790
BOC Hong Kong Holdings	133,500	445,427
†Brightoil Petroleum Holdings	65,000	12,309
†Brilliance China Automotive Holdings	88,000	103,389
China Agri-Industries Holdings	52,100	26,914
China Everbright	28,000	44,439
China Foods	26,000	14,905
China Mengniu Dairy	45,000	129,275
China Merchants Holdings
International	40,000	131,143
China Mobile	183,000	1,937,843
China Overseas Land & Investment	132,000	363,901
China Resources Cement Holdings	80,000	45,243
China Resources Enterprise	40,000	118,518
China Resources Gas Group	22,000	61,075
China Resources Land	62,000	173,319
China Resources Power Holdings	62,000	185,699
China State Construction International Holdings	50,000	68,405
†China Taiping Insurance Holdings	31,600	53,979
China Unicom Hong Kong	154,000	206,324
Chow Tai Fook Jewellery Group	39,600	54,075
Citic Pacific	67,000	87,002
COSCO Pacific	46,000	66,370
Far East Horizon	39,000	25,774
Focus Media Holding ADR	3,169	84,961
Franshion Properties China	146,000	47,773
GCL-Poly Energy Holdings	299,000	60,859
Geely Automobile Holdings	115,000	55,852
†GOME Electrical Appliances Holding	390,000	42,705
Guangdong Investment	92,000	80,829
†Haier Electronics Group	29,000	46,250
Kingboard Chemical Holdings	20,000	56,940
Kunlun Energy	118,000	250,820
KWG Property Holding	52,000	32,556
Lee & Man Paper Manufacturing	69,000	54,044
Lifestyle International Holdings	17,500	38,821
†Melco Crown Entertainment	19,500	148,965
†MMG	120,000	44,058

LVIP BlackRock Emerging Markets Index RPM Fund–3

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
New World China Land	106,000	$45,336
Nine Dragons Paper Holdings	49,000	46,017
†Poly Property Group	57,000	36,054
Shanghai Industrial Holdings	14,000	44,006
Shangri-La Asia	54,000	105,738
Shimao Property Holdings	50,500	96,933
Shougang Fushan Resources Group	128,000	57,053
Yue Yuen Industrial Holdings	33,500	109,185

		6,433,261

Hungary–0.23%
Magyar Telekom Telecommunications	19,142	33,295
MOL Hungarian Oil & Gas	1,723	121,149
OTP Bank	7,655	138,147
Richter Gedeon	497	69,524

		362,115

India–2.14%
Axis Bank GDR	8,965	214,549
Dr. Reddy’s Laboratories ADR	6,919	223,830
HDFC Bank ADR	8,003	299,472
ICICI Bank ADR	9,424	404,290
Infosys ADR	8,225	443,410
Larsen & Toubro GDR	7,221	181,247
Mahindra & Mahindra GDR	10,724	170,940
†Ranbaxy Laboratories GDR	17,477	143,137
#Reliance Industries GDR 144A	13,122	373,715
State Bank of India GDR	4,132	344,402
Sterlite Industries India ADR	35,957	250,980
Tata Motors ADR	5,659	138,136
Wipro ADR	19,808	200,061

		3,388,169

Indonesia–2.58%
Adaro Energy	423,000	57,024
Astra Agro Lestari	5,500	10,471
Astra International	695,500	565,418
Bank Central Asia	426,000	499,758
Bank Danamon Indonesia	103,000	68,366
Bank Mandiri Persero	317,500	326,730
Bank Negara Indonesia Persero	254,500	132,259
†Bank Pan Indonesia	95,500	7,960
Bank Rakyat Indonesia Persero	362,500	326,409
†Bank Tabungan Pensiunan Nasional	87,500	47,723
Bumi Resources	570,500	40,509
Charoen Pokphand Indonesia	286,500	148,889
Gudang Garam	16,000	80,597
Harum Energy	69,500	34,330
Indo Tambangraya Megah	15,000	54,798
Indocement Tunggal Prakarsa	47,500	113,893
Indofood CBP Sukses Makmur	63,000	62,238
Indofood Sukses Makmur	150,500	115,382
Indomobil Sukses Internasional	15,500	8,773

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Indosat.	22,500	$15,050
Jasa Marga Persero	117,000	71,639
Kalbe Farma	824,500	105,210
Media Nusantara Citra	159,000	46,223
Perusahaan Gas Negara Persero	366,000	224,101
Salim Ivomas Pratama	389,000	42,032
Semen Gresik Persero	100,500	183,056
Sinar Mas Multiartha	93,105	43,594
Tambang Batubara Bukit Asam Persero.	30,000	44,456
Telekomunikasi Indonesia Persero	326,500	369,591
Unilever Indonesia	39,000	91,505
United Tractors	51,500	96,455
Vale Indonesia	48,000	11,731
XL Axiata	71,500	38,629

		4,084,799

Luxembourg–0.02%
O’Key Group GDR	2,545	29,013

		29,013

Malaysia–3.44%
AirAsia	65,600	60,551
AMMB Holdings	66,000	139,306
Astro Malaysia Holdings	35,100	32,851
Axiata Group	178,700	381,796
Batu Kawan	5,100	29,660
British American Tobacco Malaysia	4,900	98,807
Bumi Armada	37,700	46,114
CIMB Group Holdings	164,900	407,128
DiGi.Com	126,900	190,033
Felda Global Ventures Holdings	82,100	121,355
Genting	70,700	229,088
Genting Malaysia	97,300	115,246
Hong Leong Bank	29,100	135,615
Hong Leong Financial Group	8,000	38,574
†IHH Healthcare	77,100	91,569
IJM	22,200	39,478
IOI	99,500	149,643
Kuala Lumpur Kepong	18,100	121,153
Malayan Banking	140,600	426,542
Malaysia Marine & Heavy Engineering Holdings	29,300	35,744
Maxis	80,500	169,651
†MISC	49,500	85,788
MMC	20,300	16,706
Nestle Malaysia	2,700	52,859
Petronas Chemicals Group	98,100	204,210
Petronas Dagangan	9,900	74,893
Petronas Gas	27,600	169,243
PPB Group	20,800	84,717
Public Bank	90,600	474,857

LVIP BlackRock Emerging Markets Index RPM Fund–4

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
RHB Capital	27,000	$75,201
†Sapurakencana Petroleum	95,500	92,464
Sime Darby	95,700	286,004
SP Setia	50,500	53,784
Telekom Malaysia	92,700	161,256
Tenaga Nasional	97,300	226,097
†UEM Land Holdings	56,000	48,617
UMW Holdings	28,000	121,091
YTL	163,900	86,750
YTL Power International	141,300	66,580

		5,441,021

Mexico–4.33%
Alfa Class A	96,200	234,925
Alpekde	8,777	20,972
America Movil	878,600	931,222
America Movil ADR	1,984	41,555
Arca Continental	10,800	80,932
Cemex CPO	380,800	463,424
Coca-Cola Femsa	3,200	51,818
Compartamos	60,400	111,407
El Puerto de Liverpool	6,900	84,988
Fomento Economico Mexicano	64,800	729,153
Fresnillo	6,254	128,856
Grupo Bimbo Class A	86,800	277,542
Grupo Carso	15,800	88,081
Grupo Comercial Chedraui	12,500	42,307
Grupo Elektra	2,250	88,659
Grupo Financiero Banorte	65,000	519,356
Grupo Financiero Inbursa	59,600	173,873
Grupo Mexico Class B	128,200	517,874
Grupo Modelo Class C	22,300	202,140
Grupo Televisa	91,600	486,173
†Impulsora del Desarrollo y El Empleoen America Latina Class B	35,100	75,825
Industrias Penoles	4,295	203,936
†Inmuebles Carso	80,300	79,843
Kimberly-Clark de Mexico Class A	59,100	206,295
Mexichem	37,800	202,768
†Minera Frisco	17,800	77,194
†OHL Mexico	15,500	42,985
Organizacion Soriana Class B	10,200	39,932
Wal-Mart de Mexico Series V	195,100	638,206

		6,842,241

Morocco–0.23%
Attijariwafa Bank	2,642	97,855
Banque Centrale Populaire	4,158	92,403
Banque Marocaine du Commerce
Exterieur	2,385	46,929
Cie Generale Immobiliere	70	4,780
Douja Promotion Groupe Addoha	3,006	20,563

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Morocco (continued)
Lafarge Ciments	83	$11,230
Maroc Telecom	7,081	86,836

		360,596

Peru–0.44%
Alicorp Class C	22,069	82,226
BBVA Banco Continental	5,420	15,172
Cia de Minas Buenaventura ADR	7,284	189,093
Cia Minera Milpo	6,860	5,853
Credicorp	1,833	304,370
†Inretail Peru	1,335	31,906
†Sociedad Minera Cerro Verde	428	13,054
Volcan Cia Minera Class B	60,566	51,680

		693,354

Philippines–1.12%
Aboitiz Equity Ventures	64,800	87,484
Aboitiz Power	78,000	70,649
Alliance Global Group	117,700	60,939
Ayala	5,500	76,206
Ayala Land	189,500	151,693
Bank of the Philippine Islands	48,230	129,873
†BDO Unibank	42,700	93,815
DMCI Holdings	29,000	39,045
Energy Development	189,800	30,015
GT Capital Holdings	4,910	88,104
International Container Terminal Services	20,300	45,768
JG Summit Holdings	83,736	87,118
Jollibee Foods	14,790	45,619
Manila Electric	7,720	61,722
Metro Pacific Investments	556,000	75,948
Metropolitan Bank & Trust	28,680	82,143
†Petron	138,800	48,588
Philex Mining	24,000	10,469
San Miguel	23,580	66,670
SM Investments	8,355	228,050
SM Prime Holdings	233,800	109,317
Universal Robina	29,100	80,497

		1,769,732

Poland–0.96%
Bank Handlowy w Warszawie	813	22,715
Bank Pekao	3,793	182,837
†BRE Bank	384	40,322
Enea	3,431	15,643
†ING Bank Slaski	1,059	29,523
Jastrzebska Spolka Weglowa	1,356	38,886
KGHM Polska Miedz	4,656	225,581
PGE.	23,584	121,215
†Polski Koncern Naftowy Orlen	11,237	177,335
†Polskie Gornictwo Naftowe i Gazownictwo	62,674	106,413

LVIP BlackRock Emerging Markets Index RPM Fund–5

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski	21,848	$231,762
Powszechny Zaklad Ubezpieczen	1,941	240,763
Tauron Polska Energia	38,972	51,213
Telekomunikacja Polska	19,941	40,837

		1,525,045

Republic of Korea–11.78%
Amorepacific	119	100,036
BS Financial Group	3,170	42,990
Celltrion	1,992	95,200
Cheil Industries	951	75,332
CJ CheilJedang	302	92,761
Daelim Industrial	629	51,464
†Daewoo Engineering & Construction	6,610	53,073
Daewoo International	1,730	60,052
†Daewoo Securities	7,110	72,477
Daewoo Shipbuilding & Marine Engineering	3,210	78,993
†Dongbu Insurance	1,680	71,594
Doosan	437	50,237
Doosan Heavy Industries & Construction	1,838	74,118
†Doosan Infracore	4,190	59,081
E-Mart	680	134,053
GS Engineering & Construction	1,502	72,710
GS Holdings	2,061	119,761
Hankook Tire	2,559	110,432
Hankook Tire Worldwide	1,830	30,159
Hanwha	2,280	68,905
Hanwha Chemical	3,490	61,592
†Hanwha Life Insurance	17,910	108,576
Honam Petrochemical	611	108,378
Hyosung	1,131	55,766
Hyundai Department Store	549	80,370
Hyundai Development	2,440	54,128
Hyundai Engineering & Construction	2,825	168,215
Hyundai Glovis	524	90,358
Hyundai Heavy Industries	1,484	285,221
Hyundai Hysco	1,250	38,338
†Hyundai Merchant Marine	2,670	34,411
Hyundai Mipo Dockyard	341	35,373
Hyundai Mobis	2,564	716,163
Hyundai Motor	5,306	1,065,070
Hyundai Steel	2,081	151,761
Hyundai Wia	554	82,097
Industrial Bank of Korea	6,980	79,928
Kangwon Land	4,070	112,402
KB Financial Group	10,340	343,602
KCC.	208	55,389
KEPCO Engineering & Construction	430	34,178
Kia Motors	9,478	477,543

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Korea Aerospace Industries	2,790	$64,648
†Korea Electric Power	9,000	246,129
Korea Exchange Bank	11,800	78,212
Korea Gas	960	60,181
†Korea Investment Holdings	1,530	60,942
Korea Zinc	336	106,977
†Korean Air Lines	1,900	69,281
KT	5,060	159,511
KT&G	3,971	269,265
Kumho Petro Chemical	518	49,314
LG	3,538	205,269
LG Chem	1,509	359,144
†LG Display	8,400	243,677
LG Electronics	3,677	268,814
LG Household & Health Care	343	188,221
†LG Uplus	8,330	60,000
Lotte Shopping	360	127,227
LS	745	59,014
Mando	521	54,513
NCSoft	484	67,377
†=Neo Holdings	348	0
NHN	1,539	370,430
OCI	553	79,217
Orion	123	120,190
POSCO	2,389	701,612
Samsung C&T	4,336	266,755
Samsung Card	1,640	56,118
Samsung Electro-Mechanics	1,994	178,726
Samsung Electronics	3,931	5,331,055
Samsung Engineering	1,125	129,329
†Samsung Fire & Marine Insurance	1,297	253,357
Samsung Heavy Industries	5,640	177,542
†Samsung Life Insurance	3,146	293,850
Samsung SDI	1,241	156,596
†Samsung Securities	2,070	99,090
Samsung Techwin	1,346	79,423
Shinsegae	257	51,126
SK C&C	908	81,141
SK Holdings	962	145,582
†SK Hynix	17,300	454,470
SK Innovation	2,164	315,823
SK Networks	7,500	51,058
SK Telecom	1,489	241,382
S-Oil	1,680	140,925
Woongjin Coway	2,110	93,614
Woori Finance Holdings	13,250	148,751
†Woori Investment & Securities	5,800	59,644

		18,626,809

Russia–6.23%
Aeroflot - Russian Airlines	11,928	19,999
Alrosa	11,600	11,557

LVIP BlackRock Emerging Markets Index RPM Fund–6

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
Bashneft	611	$37,603
E.ON Russia	292,000	24,489
†Enel OGK-5	103,603	4,550
†Federal Grid Unified Energy System	6,810,000	34,467
Federal Hydrogenerating	4,315,000	84,636
Gazprom	398,390	1,705,081
†IDGC Holding	732,000	39,994
†Inter Rao Ues	49,700,000	28,876
Irkutskenergo	5,400	2,360
LSR Group	602	11,299
Lukoil	27,120	1,740,509
Magnit	1,783	343,821
Magnitogorsk Iron & Steel Works	27,400	7,283
Mail.ru Group GDR	1,755	48,613
Mechel	1,649	8,130
MMC Norilsk Nickel	3,411	574,438
Mobile Telesystems	35,960	320,155
Moscow United Electric Grid	150,900	7,158
Mosenergo	102,200	4,237
Mostotrest	1,730	7,748
†NOMOS-BANK GDR	942	11,775
NovaTek	75,004	758,814
Novolipetsk Steel	20,300	31,884
Novorossiysk Commercial Sea Port	165,000	18,295
†Pharmstandard	287	18,695
Phosagro	500	20,963
Polymetal International	6,613	87,067
†Raspadskaya	2,740	5,264
†Rosbank	8,180	24,449
Rosneft	56,870	433,448
Rostelecom	42,090	165,749
Sberbank of Russia	299,290	948,417
Severstal	7,570	67,538
Sistema JSFC	94,300	76,676
Surgutneftegas	1,253,700	1,119,325
Tatneft	52,630	347,410
TMK	4,989	13,278
†United RUSAL	29,000	14,533
Uralkali	60,270	446,790
VTB Bank	107,040,000	171,147

		9,848,520

South Africa–6.17%
ABSA Group	13,273	223,875
African Bank Investments	20,643	68,042
African Rainbow Minerals	3,569	73,527
†Anglo American Platinum	2,324	96,647
AngloGold Ashanti	13,123	307,156
†ArcelorMittal South Africa	3,599	11,138
†Aspen Pharmacare Holdings	10,029	208,437
Assore	1,381	46,669
Aveng.	13,153	46,188

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Barloworld	6,850	$71,440
Bidvest Group	10,566	278,662
Capitec Bank Holdings	912	21,256
Clicks Group	8,002	50,496
Discovery Holdings	12,285	104,595
Exxaro Resources	5,525	98,180
FirstRand	120,695	422,913
Foschini Group	6,564	80,572
Gold Fields	25,069	191,778
Harmony Gold Mining	12,874	82,809
Impala Platinum Holdings	17,852	263,422
Imperial Holdings	6,429	147,077
Kumba Iron Ore	2,382	127,522
Liberty Holdings	5,119	66,845
Life Healthcare Group Holdings	36,564	137,669
Massmart Holdings	3,367	69,707
Mediclinic International	17,633	123,188
MMI Holdings	52,098	131,697
Mr Price Group	7,324	93,240
MTN Group	66,021	1,160,130
Naspers Class N	14,259	888,865
Nedbank Group	8,093	167,795
Netcare	57,284	123,612
Pick n Pay Stores	8,387	38,852
PPC	18,911	65,955
Remgro	16,458	328,012
RMB Holdings	27,142	122,869
RMI Holdings	28,199	71,468
Sanlam	60,316	309,668
Santam	2,090	43,708
†Sappi	19,429	60,721
Sasol	22,016	975,891
Shoprite Holdings	14,774	293,887
†Sibanye Gold	20,111	29,303
Standard Bank Group	44,824	577,473
†Steinhoff International Holdings	60,525	164,723
Tiger Brands	6,298	201,491
Truworths International	14,885	146,055
Tsogo Sun Holdings	7,751	20,876
Vodacom Group	11,259	134,649
Woolworths Holdings	25,268	194,125

		9,764,875

Taiwan–8.72%
†Acer	84,000	72,833
Advanced Semiconductor Engineering	200,000	162,030
Asia Cement	96,000	116,340
Asustek Computer	26,000	309,431
†AU Optronics	266,000	115,764
Catcher Technology	25,000	112,149
Cathay Financial Holding	250,000	343,561
Chang Hwa Commercial Bank	188,000	110,140

LVIP BlackRock Emerging Markets Index RPM Fund–7

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Cheng Shin Rubber Industry	43,000	$122,360
†Chimei Innolux	218,000	134,284
†China Airlines	86,000	33,397
†China Development Financial Holding	496,000	141,306
China Steel	441,000	383,112
Chinatrust Financial Holding	478,688	285,248
Chunghwa Telecom	136,000	419,778
Compal Electronics	124,000	87,382
Delta Electronics	75,000	313,850
E.Sun Financial Holding	177,000	106,955
Epistar	24,000	42,744
†Eva Airways	56,000	33,089
†Evergreen Marine Taiwan	57,000	33,871
Far Eastern New Century	134,000	137,495
Far EasTone Telecommunications	57,000	129,186
First Financial Holding	222,000	138,606
Formosa Chemicals & Fibre	186,000	416,571
Formosa Petrochemical	76,000	199,725
Formosa Plastics	184,000	434,883
Foxconn Technology	36,000	99,307
Fubon Financial Holding	281,000	402,154
Hiwin Technologies	9,000	66,285
Hon Hai Precision Industry	320,000	885,943
Hotai Motor	18,000	144,923
HTC	29,000	236,885
Hua Nan Financial Holdings	243,000	139,922
Largan Precision	3,000	78,337
Lite-On Technology	70,000	113,655
MediaTek	40,000	455,291
Mega Financial Holding	308,000	249,011
MStar Semiconductor	17,000	137,441
Nan Ya Plastics	197,000	346,898
Novatek Microelectronics	19,000	83,007
†Pegatron	52,000	79,730
Pou Chen	79,000	84,366
Powertech Technology	29,000	48,639
President Chain Store	19,000	104,315
Quanta Computer	86,000	189,441
†Shin Kong Financial Holding	400,000	125,339
Siliconware Precision Industries	112,000	127,482
SinoPac Financial Holdings	258,000	122,647
Synnex Technology International	46,000	83,158
Taishin Financial Holding	332,000	138,375
Taiwan Cement	122,000	150,300
Taiwan Cooperative Financial Holding	205,000	117,011
Taiwan Fertilizer	21,000	50,126
Taiwan Glass Industry	48,000	43,949
Taiwan Mobile	59,000	199,491
Taiwan Semiconductor Manufacturing	850,000	2,845,569
TPK Holding	7,000	139,199
Unimicron Technology	37,000	38,027
Uni-President Enterprises	135,000	256,252

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
United Microelectronics	439,000	$163,131
Wistron	82,000	89,766
Yuanta Financial Holding	348,000	175,916
Yulon Motor	22,000	39,182
Yulon Nissan Motor	1,000	9,156

		13,795,716

Thailand–2.29%
Advanced Info Service	23,300	187,576
Advanced Info Service NVDR	15,700	126,393
Airports of Thailand	17,300	72,292
Bangkok Bank	11,000	83,302
Bangkok Bank NVDR	5,800	43,923
Bangkok Dusit Medical Services	11,300	63,024
Bank of Ayudhya	101,500	121,184
Banpu	3,600	46,297
BEC World	36,200	79,031
Big C Supercenter	3,600	26,403
Big C Supercenter (Foreign)	5,400	39,604
Central Pattana	24,800	80,368
Charoen Pokphand Foods	114,000	128,330
CP ALL	158,900	247,985
CP ALL NVDR	33,000	51,501
Glow Energy	18,200	46,098
Indorama Ventures	54,300	42,232
IRPC	365,400	48,612
Kasikornbank	24,700	175,255
Kasikornbank NVDR	16,300	115,654
Krung Thai Bank	119,700	101,264
Land & House	78,200	34,145
Land & House NVDR	45,900	20,042
PTT	19,600	216,626
PTT Exploration & Production	31,329	158,702
PTT Exploration & Production NVDR	18,700	94,728
PTT Global Chemical	47,600	112,850
PTT Global Chemical NVDR	14,100	33,428
PTT NVDR	12,100	133,734
Shin	22,400	60,747
Siam Cement	6,900	112,980
Siam Cement NVDR	3,800	62,221
Siam Commercial Bank	32,700	197,996
Siam Commercial Bank NVDR	21,700	131,392
Siam Makro	4,300	77,155
Thai Oil	28,800	62,876
Thai Union Frozen Products	14,400	31,192
TMB Bank	664,300	58,012
Total Access Communication - Foreign	17,200	55,593
Total Access Communication NVDR	14,200	45,896

		3,626,643

Turkey–1.72%
Akbank.	44,503	233,605

LVIP BlackRock Emerging Markets Index RPM Fund–8

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey (continued)
Anadolu Efes Biracilik Ve Malt Sanayii	7,522	$120,532
Arcelik	8,458	59,820
BIM Birlesik Magazalar	4,401	214,603
Coca-Cola Icecek	2,375	67,255
Emlak Konut Gayrimenkul Yatirim Ortakligi	23,319	37,237
Enka Insaat ve Sanayi	20,765	64,252
Eregli Demir ve Celik Fabrikalari	41,276	53,596
†Finansbank	3,231	6,356
Ford Otomotiv Sanayi	1,261	18,116
Haci Omer Sabanci Holding	29,389	173,755
KOC Holding	26,944	156,322
Koza Altin Isletmeleri	1,732	40,482
Tupras Turkiye Petrol Rafinerileri	4,490	135,211
†Turk Hava Yollari	22,378	91,500
Turk Telekomunikasyon	19,216	85,154
†Turkcell Iletisim Hizmetleri	28,280	189,856
Turkiye Garanti Bankasi	73,811	391,527
Turkiye Halk Bankasi	12,795	136,802
Turkiye Is Bankasi Class C	48,014	182,527
Turkiye Sise ve Cam Fabrikalari	14,798	25,102
Turkiye Vakiflar Bankasi Tao Class D	50,018	160,296
†Yapi ve Kredi Bankasi	27,280	84,412

		2,728,318

United Arab Emirates–0.36%
Abu Dhabi Commercial Bank	76,680	87,682
Dragon Oil	10,614	104,829
†Dubai Financial Market	59,564	17,676
Dubai Islamic Bank	10,000	5,472
Emaar Properties	82,179	116,568
First Gulf Bank	23,585	88,933
National Bank of Abu Dhabi	37,585	112,560
Union National Bank	36,399	37,658

		571,378

United Kingdom–0.02%
Hochschild Mining	5,843	24,317

		24,317

Total Common Stock (Cost $118,588,745)		122,769,536

EXCHANGE-TRADED FUNDS–5.63%
iShares MSCI Chile Investable Market Index Fund	47,485	3,082,251
iShares S&P India Nifty 50 Index Fund	242,948	5,830,752

Total Exchange-Traded Funds (Cost $8,562,106)		8,913,003

	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCK–6.10%
Brazil–5.09%
AES Tiete 13.02%	1,500	$14,553
Alpargatas 2.31%	2,300	15,472
Banco Bradesco 3.05%	70,730	1,193,508
Banco do Estado do Rio Grande do Sul 4.99%	5,700	48,782
Banco Santander Brasil 5.22%	1,338,000	92,721
Bradespar 7.60%	7,700	100,088
Braskem Class A 4.23%	7,200	48,327
Centrais Eletricas Brasileiras Class B 16.76%	7,300	45,963
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.71%	3,300	173,670
Cia de Bebidas das Americas 3.10%	26,600	1,121,538
Cia de Gas de Sao Paulo Class A 3.37%	300	8,289
Cia de Transmissao de Energia Eletrica Paulista 3.03%	700	11,611
Cia Energetica de Minas Gerais 22.78%	16,700	195,994
Cia Energetica de Sao Paulo Class B 7.10%	5,900	59,197
Cia Paranaense de Energia Class B 3.76%	3,800	58,592
Eletropaulo Metropolitana Eletricidadede Sao Paulo 3.97%	1,800	8,874
Gerdau 1.64%	29,000	222,066
Itau Unibanco Holding 3.43%	79,800	1,418,842
Itausa - Investimentos Itau 3.96%	86,800	450,703
Klabin 2.37%	14,400	98,507
Lojas Americanas 0.62%	18,300	157,886
Metalurgica Gerdau 1.73%	9,200	88,118
Oi 22.29%	29,000	88,568
Petroleo Brasileiro 1.89%	140,300	1,275,739
Telefonica Brasil 7.55%	8,800	235,044
†Usinas Siderurgicas de Minas Gerais Class A	13,900	74,239
Vale 6.70%	44,900	743,203

		8,050,094

Colombia–0.19%
Banco Davivienda 2.27%	3,984	56,743
Bancolombia 2.42%	13,054	207,376
Grupo Argos 1.00%	1,309	15,589
Grupo Aval Acciones y Valores 3.74%	33,173	23,442

		303,150

LVIP BlackRock Emerging Markets Index RPM Fund–9

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCK (continued)
Republic of Korea–0.51%
Amorepacific 2.18%	38	$10,597
Hyundai Motor
2.50%	1,421	108,479
2.60%	1,042	73,931
LG Chem 4.53%	186	14,901
LG Electronics 0.95%	810	16,441
LG Household & Health Care 2.17%	184	29,250
Samsung Electronics 0.90%	705	549,594

		803,193

Russia–0.31%
AK Transneft 1.13%	58	123,965
Bashneft 8.18%	1,717	72,123
Mechel 48.56%	636	1,712
Rostelecom 6.32%	3,025	8,676
Sberbank of Russia 4.71%	34,900	84,247

	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCK (continued)
Russia (continued)
Surgutneftegas 10.45%	265,500	$183,883
Tatneft 7.19%	2,590	8,961
TNK-BP Holding 33.19%	5,300	4,906

		488,473

Total Preferred Stock (Cost $9,503,303)		9,644,910

MONEY MARKET MUTUAL FUND–10.19%
Dreyfus Treasury & Agency Cash Management Fund	16,112,009	16,112,009

Total Money Market Mutual Fund (Cost $16,112,009)		16,112,009

TOTAL VALUE OF SECURITIES–99.54% (Cost $152,766,163)	157,439,458
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	733,889

NET ASSETS APPLICABLE TO 15,031,368 SHARES OUTSTANDING–100.00%	$158,173,347

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $373,715, which represented 0.24% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $676,800 cash pledged as collateral for futures contracts.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contract and futures contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contract

Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	COP	427,061,117	USD	(234,391)	4/1/13	$(535)

LVIP BlackRock Emerging Markets Index RPM Fund–10

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
376	E-mini MSCI Emerging Markets	$19,539,743	$19,315,120	6/22/13	$(224,623)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

COP–Colombian Peso

CPO–Ordinary Participation Certificate

GDR–Global Depositary Receipt

MNB–Mellon National Bank

NVDR–Nonvoting Depositary Receipt

USD–United States Dollar

LVIP BlackRock Emerging Markets Index RPM Fund–11

LVIP BlackRock Emerging Markets Index RPM Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable insurance Products Trust (LVIP or the Trust)-LVIP BlackRock Emerging Markets Index RPM Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for open tax year December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock Emerging Markets Index RPM Fund–12

LVIP BlackRock Emerging Markets Index RPM Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$152,766,163

Aggregate unrealized appreciation	$9,798,615
Aggregate unrealized depreciation	(5,125,320)

Net unrealized appreciation	$4,673,295

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$122,554,030	$214,549	$957	$122,769,536
Investment Companies	25,025,012	—	—	25,025,012
Preferred Stock	9,644,910	—	—	9,644,910

Total	$157,223,952	$214,549	$957	$157,439,458

Foreign Currency Exchange Contract	$—	$(535)	$—	$(535)

Futures Contracts	$(224,623)	$—	$—	$(224,623)

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP BlackRock Emerging Markets Index RPM Fund–13

LVIP BlackRock Emerging Markets Index RPM Fund

Notes (continued)

3. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of March 31, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Effective after the close of business on April 29, 2013, the Fund will change its name from LVIP BlackRock Emerging Markets Index RPM Fund to LVIP BlackRock Emerging Markets RPM Fund.

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP BlackRock Emerging Markets Index RPM Fund–14

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–90.87%
Aerospace & Defense–4.65%
Honeywell International	61,060	$4,600,871
Northrop Grumman	51,800	3,633,770
Raytheon	93,620	5,503,920
Rockwell Collins	13,810	871,687
United Technologies	69,370	6,481,239

		21,091,487

Air Freight & Logistics–0.96%
United Parcel Service Class B	50,610	4,347,399

		4,347,399

Auto Components–0.41%
Johnson Controls	53,500	1,876,245

		1,876,245

Beverages–2.35%
Coca-Cola	130,870	5,292,383
Diageo	169,818	5,354,122

		10,646,505

Chemicals–2.60%
Dow Chemical	68,040	2,166,394
duPont (E.I.) deNemours	113,730	5,590,967
Olin	48,100	1,213,082
Praxair	25,300	2,821,962

		11,792,405

Commercial Banks–8.29%
Bank of Nova Scotia	69,630	4,051,611
Fifth Third Bancorp	198,590	3,239,003
M&T Bank	9,620	992,399
National Bank of Canada	54,540	4,005,738
SunTrust Banks	110,690	3,188,979
Toronto-Dominion Bank	49,020	4,081,421
U.S. Bancorp	176,540	5,990,002
Wells Fargo	325,110	12,025,819

		37,574,972

Consumer Finance–1.12%
American Express	75,300	5,079,738

		5,079,738

Containers & Packaging–0.79%
MeadWestvaco	79,860	2,898,918
Packaging Corp. of America	15,200	682,024

		3,580,942

Diversified Financial Services–3.45%
Citigroup	72,700	3,216,248
JPMorgan Chase	261,380	12,405,095

		15,621,343

Diversified Telecommunication Services–3.13%
AT&T	148,700	5,455,803
BCE	31,260	1,459,529

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	148,370	$7,292,386

		14,207,718

Electric Utilities–3.05%
American Electric Power	42,680	2,075,528
Duke Energy	26,770	1,943,234
Edison International	37,190	1,871,401
ITC Holdings	11,970	1,068,442
NextEra Energy	52,980	4,115,486
Northeast Utilities	41,530	1,804,894
PPL	30,720	961,843

		13,840,828

Electrical Equipment–0.30%
Rockwell Automation	15,900	1,372,965

		1,372,965

Energy Equipment & Services–0.46%
Schlumberger	28,130	2,106,656

		2,106,656

Food & Staples Retailing–0.55%
Wal-Mart Stores	33,220	2,485,853

		2,485,853

Food Products–3.85%
General Mills	77,190	3,806,239
Heinz (H.J.)	39,910	2,884,296
Kraft Foods Group	40,236	2,073,361
Mondelez International Class A	121,630	3,723,094
Unilever	120,720	4,949,520

		17,436,510

Health Care Equipment & Supplies–0.32%
Abbott Laboratories	40,800	1,441,056

		1,441,056

Health Care Providers & Services–0.42%
Quest Diagnostics	33,910	1,914,220

		1,914,220

Hotels, Restaurants & Leisure–1.44%
McDonald’s	65,250	6,504,773

		6,504,773

Household Products–1.97%
Kimberly-Clark	37,390	3,663,472
Procter & Gamble	68,070	5,245,474

		8,908,946

Industrial Conglomerates–3.04%
3M	35,810	3,806,961
General Electric	430,960	9,963,795

		13,770,756

LVIP BlackRock Equity Dividend RPM Fund–1

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–4.19%
ACE	48,370	$4,303,479
Chubb	48,800	4,271,464
Prudential Financial	73,260	4,321,607
Travelers	72,520	6,105,459

		19,002,009

IT Services–2.05%
Automatic Data Processing	17,850	1,160,607
International Business Machines	38,150	8,137,395

		9,298,002

Leisure Equipment & Products–0.60%
Mattel	62,490	2,736,437

		2,736,437

Machinery–2.27%
Caterpillar	37,860	3,292,684
Deere	81,590	7,015,108

		10,307,792

Media–3.10%
Comcast Special Class A	212,520	8,420,042
Disney (Walt)	35,020	1,989,136
Time Warner Cable	37,890	3,639,713

		14,048,891

Metals & Mining–3.03%
BHP Billiton	204,521	6,975,481
Newmont Mining	72,530	3,038,282
Rio Tinto	36,184	2,154,790
Southern Copper	41,200	1,547,884

		13,716,437

Multi-Utilities–2.37%
Dominion Resources	70,760	4,116,817
Public Service Enterprise Group	80,490	2,764,027
Sempra Energy	25,220	2,016,087
Wisconsin Energy	42,860	1,838,265

		10,735,196

Oil, Gas & Consumable Fuels–12.09%
Chevron	110,500	13,129,610
ConocoPhillips	34,940	2,099,894
Enbridge	132,840	6,185,295
Exxon Mobil	97,420	8,778,516
Kinder Morgan	83,290	3,221,657
Marathon Oil	102,960	3,471,811
Marathon Petroleum	48,390	4,335,744
Occidental Petroleum	48,680	3,815,052
Phillips 66	22,560	1,578,523
Royal Dutch Shell Class A	33,175	1,073,181
Spectra Energy	58,410	1,796,108
Total ADR	110,140	5,284,517

		54,769,908

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–6.38%
AbbVie	40,800	$1,663,824
Bristol-Myers Squibb	96,790	3,986,780
Johnson & Johnson	82,680	6,740,900
Merck	147,560	6,526,579
Pfizer	345,570	9,973,150

		28,891,233

Real Estate Investment Trusts–0.80%
American Tower	21,050	1,619,166
Weyerhaeuser	63,830	2,002,985

		3,622,151

Road & Rail–1.92%
Canadian National Railway	51,810	5,196,543
Union Pacific	24,540	3,494,741

		8,691,284

Semiconductors & Semiconductor Equipment–0.84%
Intel	173,370	3,788,135

		3,788,135

Software–1.17%
Microsoft	184,840	5,288,272

		5,288,272

Specialty Retail–2.05%
Home Depot	133,070	9,285,625

		9,285,625

Textiles, Apparel & Luxury Goods–1.22%
VF	32,840	5,508,910

		5,508,910

Tobacco–3.01%
Altria Group	67,460	2,319,949
Lorillard	79,930	3,225,176
Philip Morris International	87,350	8,098,219

		13,643,344

Water Utilities–0.63%
American Water Works	69,020	2,860,189

		2,860,189

Total Common Stock (Cost $366,136,931)		411,795,132

MONEY MARKET MUTUAL FUND–8.29%
Dreyfus Treasury & Agency Cash
Management Fund	37,581,571	37,581,571

Total Money Market Mutual Fund (Cost $37,581,571)		37,581,571

LVIP BlackRock Equity Dividend RPM Fund–2

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.16% (Cost $403,718,502)	$449,376,703
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.84%	3,792,239

NET ASSETS APPLICABLE TO 28,296,261 SHARES OUTSTANDING–100.00%	$453,168,942

«	Of this amount, $1,998,500 cash pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
571	E-mini S&P 500 Index	$44,345,438	$44,615,085	6/22/13	$269,647

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

ADR–American Depositary Receipt

LVIP BlackRock Equity Dividend RPM Fund–3

LVIP BlackRock Equity Dividend RPM Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP BlackRock Equity Dividend RPM Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quatations are not available. Futures contacts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock Equity Dividend RPM Fund–4

LVIP BlackRock Equity Dividend RPM Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$404,517,774

Aggregate unrealized appreciation	$49,031,839
Aggregate unrealized depreciation	(4,172,910)

Net unrealized appreciation	$44,858,929

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $36,214,077 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Common Stock	$411,795,132
Money Market Mutual Fund	37,581,571

Total	$449,376,703

Futures Contracts	$269,647

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S.

LVIP BlackRock Equity Dividend RPM Fund–5

LVIP BlackRock Equity Dividend RPM Fund

Notes (continued)

3. Derivatives (continued)

dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2013.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addtion, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledge U.S. government securities to a broker, equal to the minimum “intial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures ontracts and the underlying securities and the possiblility of an illiquid secondary market for these instruments. When investing in futures, there is a reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP BlackRock Equity Dividend RPM Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Principal Amount°		Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–9.90%
Fannie Mae S.F. 30 yr
3.00% 3/1/43		13,985,087	$14,435,523
3.00% 4/1/43		62,090,000	64,092,235

Total Agency Mortgage-Backed Securities (Cost $78,409,055)			78,527,758

CORPORATE BONDS–0.03%
Capital Markets–0.02%
•Morgan Stanley 3.941% 3/5/18		143,000	150,546

			150,546

Insurance–0.01%
•Prudential Financial 3.49% 6/10/15		114,000	115,184

			115,184

Total Corporate Bonds (Cost $252,034)			265,730

SOVEREIGN BONDS–18.07%
France–3.53%
French Treasury Note 1.00% 7/25/17	EUR	21,550,000	27,990,381

			27,990,381

Germany–13.69%
Bundesobligation 0.50% 2/23/18	EUR	83,905,000	108,514,068

			108,514,068

Italy–0.85%
Italy Buoni Poliennali Del Tesoro
2.10% 9/15/16	EUR	4,367,736	5,705,327
2.15% 9/15/14	EUR	808,900	1,067,037

			6,772,364

Total Sovereign Bonds (Cost $144,323,200)			143,276,813

U.S. TREASURY OBLIGATIONS–52.55%
U.S. Treasury Inflation Index Bonds
0.625% 2/15/43		11,959,104	12,024,508
0.75% 2/15/42		6,868,155	7,189,564
1.75% 1/15/28		2,319,333	2,953,163

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index Bonds (continued)
2.00% 1/15/26	8,198,997	$10,688,164
2.125% 2/15/40	10,239,539	14,456,150
2.125% 2/15/41	15,388,803	21,823,247
2.375% 1/15/25	32,644,488	43,881,342
2.375% 1/15/27	13,817,333	18,833,674
2.50% 1/15/29	17,555,933	24,567,334
3.375% 4/15/32	2,043,197	3,292,740
3.625% 4/15/28	16,674,767	26,080,386
3.875% 4/15/29	1,398,546	2,276,898
U.S. Treasury Inflation Index Notes
¥0.125% 4/15/16	58,986,068	62,700,362
0.125% 4/15/17	7,209,427	7,779,988
0.125% 1/15/22	410,940	447,507
0.125% 7/15/22	791,090	862,844
0.125% 1/15/23	12,530,484	13,531,945
0.50% 4/15/15	8,346,695	8,771,859
0.625% 7/15/21	942,230	1,078,560
1.125% 1/15/21	179,485	211,765
1.25% 4/15/14	21,517,158	22,240,005
1.375% 1/15/20	912,300	1,087,561
1.625% 1/15/15	5,842,588	6,234,678
1.875% 7/15/13	26,144,195	26,671,158
1.875% 7/15/15	14,741,212	16,177,331
1.875% 7/15/19	2,038,473	2,497,288
2.00% 1/15/14	30,805,126	31,844,799
2.00% 7/15/14	8,420,971	8,917,017
2.00% 1/15/16	8,211,412	9,156,365
2.125% 1/15/19	3,292,575	4,019,000
2.50% 7/15/16	3,813,063	4,413,620

Total U.S. Treasury Obligations (Cost $404,739,365)		416,710,822

	Number of Shares
MONEY MARKET MUTUAL FUNDS–18.60%
BlackRock Liquidity Funds	66,682,886	66,682,886
Dreyfus Treasury Cash Management Fund	80,768,927	80,768,927

Total Money Market Mutual Funds (Cost $147,451,813)		147,451,813

TOTAL VALUE OF SECURITIES–99.15% (Cost $775,175,467)	786,232,936
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.85%	6,728,802

NET ASSETS APPLICABLE TO 69,625,193 SHARES OUTSTANDING–100.00%	$792,961,738

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
«	Includes $580,525 cash and $1,668,311 foreign currencies pledged as collateral for futures contracts.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(2,900,000)	USD	3,800,624	4/23/13	$82,628
BNP	CHF	(3,366,000)	USD	3,668,409	5/13/13	121,319
BNP	EUR	2,735,976	USD	(3,668,409)	5/13/13	(160,178)
BNP	JPY	(410,722,000)	USD	4,400,080	5/20/13	35,113
CITI	EUR	(20,431,000)	USD	27,224,307	4/23/13	1,030,386
CITI	JPY	191,195,461	USD	(2,135,000)	4/17/13	(103,551)
CS	EUR	(4,653,000)	USD	6,319,164	4/23/13	353,704
DB	AUD	(1,900,000)	USD	1,980,476	4/17/13	5,334
DB	JPY	(28,477,000)	USD	324,554	4/17/13	21,986
DB	NOK	11,578,144	USD	(1,980,476)	4/17/13	184
GSC	AUD	(1,695,000)	USD	1,737,652	5/21/13	(19,784)
GSC	EUR	(93,011,000)	USD	119,687,290	4/23/13	440,907
GSC	NOK	9,667,314	USD	(1,737,652)	5/21/13	(86,085)
UBS	AUD	(1,835,000)	USD	1,878,474	5/21/13	(24,119)
UBS	EUR	5,470,000	USD	(7,253,389)	4/23/13	(240,479)
UBS	NOK	10,690,710	USD	(1,878,474)	5/21/13	(52,069)

						$1,405,296

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(884)	Euro Bobl	$(143,739,305)	$(143,593,452)	6/11/13	$145,853
(100)	Long Gilt	(17,712,623)	(18,048,027)	6/29/13	(335,404)
(73)	U.S. Long Bond	(10,522,335)	(10,546,219)	6/29/13	(23,884)
(84)	U.S. Treasury 2 yr Notes	(18,509,561)	(18,518,063)	7/4/13	(8,502)
(687)	U.S. Treasury 5 yr Notes	(85,106,590)	(85,225,570)	7/4/13	(118,980)
510	U.S. Treasury 10 yr Notes	66,798,881	67,312,031	6/29/13	513,150
(103)	U.S. Ultra Bond	(16,248,842)	(16,232,156)	6/29/13	16,686

		$(225,040,375)			$188,919

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Index Swap Contract

Total Return Swap Contract

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$318,258,736	4/25/13	Agreement with Barclays to receive the notional amount based on the index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.5542%.	$922,314	*

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
*	Swap contract was fair valued at March 31, 2013.

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–Bank Paribas

CHF–Swiss Franc

CITI–Citigroup Global Markets

CS–Credit Suisse

DB–Deutsche Bank

EUR–European Monetary Unit

GSC–Goldman Sachs Capital

JPY–Japanese Yen

NOK–Norwegian Krone

S.F.–Single Family

yr–Year

UBS–United Bank of Switzerland

USD–United States Dollar

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP BlackRock Inflation Protected Bond Fund (Fund).

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage- backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$776,114,670

Aggregate unrealized appreciation	$12,566,948
Aggregate unrealized depreciation	(2,448,682)

Net unrealized appreciation	$10,118,266

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$78,527,758	$—	78,527,758
Corporate Debt	—	265,730	—	265,730
Sovereign Bonds	—	143,276,813	—	143,276,813
U.S. Treasury Obligations	—	416,710,822	—	416,710,822
Money Market Mutual Funds	147,451,813	—	—	147,451,813

Total	$147,451,813	$638,781,123	$—	$786,232,936

Foreign Currency Exchange Contracts	$—	$1,405,296	$—	$1,405,296

Futures Contracts	$188,919	$—	$—	$188,919

Index Swap Contract	$—	$—	$922,314	$922,314

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

3. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund may enter into index swap contracts in the normal course of pursuing its investment objective and strategies. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

4. Credit and Market Risk (continued)

and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP Capital Growth Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.66%
Aerospace & Defense–0.97%
Safran ADR	87,155	$3,878,398

		3,878,398

Automobiles–1.20%
Harley-Davidson	89,930	4,793,269

		4,793,269

Beverages–2.40%
Anheuser-Busch InBev ADR	52,765	5,252,756
Pernod-Ricard ADR	174,230	4,326,131

		9,578,887

Biotechnology–4.83%
†Biogen Idec	33,405	6,444,159
†Gilead Sciences	209,890	10,269,918
†Regeneron Pharmaceuticals	14,340	2,529,576

		19,243,653

Capital Markets–1.15%
BlackRock	17,920	4,603,290

		4,603,290

Chemicals–2.02%
Monsanto	76,065	8,034,746

		8,034,746

Communications Equipment–2.89%
Cisco Systems	186,775	3,905,465
†Juniper Networks	231,155	4,285,614
QUALCOMM	49,700	3,327,415

		11,518,494

Computers & Peripherals–5.21%
Apple	39,625	17,539,211
†NetApp	93,915	3,208,136

		20,747,347

Consumer Finance–1.09%
American Express	64,235	4,333,293

		4,333,293

Diversified Financial Services–1.03%
JPMorgan Chase	86,115	4,087,018

		4,087,018

Electrical Equipment–2.51%
AMETEK	122,135	5,295,774
Eaton	76,975	4,714,719

		10,010,493

Energy Equipment & Services–1.95%
†Cameron International	41,825	2,726,990
National Oilwell Varco	35,520	2,513,040
Schlumberger	33,730	2,526,040

		7,766,070

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.44%
CVS Caremark	104,100	$5,724,459

		5,724,459

Food Products–3.50%
†Green Mountain Coffee Roasters	203,235	11,535,616
Mead Johnson Nutrition	31,065	2,405,984

		13,941,600

Health Care Equipment & Supplies–4.45%
Covidien	72,910	4,946,214
†Edwards Lifesciences	60,840	4,998,614
†Hologic	260,225	5,881,085
†Intuitive Surgical	3,845	1,888,626

		17,714,539

Hotels, Restaurants & Leisure–4.36%
†Chipotle Mexican Grill	6,145	2,002,471
Dunkin’ Brands Group	163,765	6,039,653
Starwood Hotels & Resorts Worldwide	80,940	5,158,306
Wynn Resorts	1,580	197,753
Yum Brands	55,275	3,976,484

		17,374,667

Household Durables–1.76%
D.R.Horton	181,245	4,404,254
Lennar Class A	62,510	2,592,915

		6,997,169

Internet & Catalog Retail–3.57%
†Amazon.com	32,375	8,627,614
†priceline.com	8,130	5,592,871

		14,220,485

Internet Software & Services–8.71%
†eBay	204,845	11,106,696
†Facebook Class A	205,680	5,261,294
†Google Class A	17,420	13,832,003
†LinkedIn Class A	25,700	4,524,742

		34,724,735

IT Services–5.90%
†Alliance Data Systems	34,230	5,541,495
†Cognizant Technology Solutions Class A	69,355	5,313,287
MasterCard Class A	12,525	6,777,653
Visa Class A	34,655	5,885,805

		23,518,240

Life Sciences Tools & Services–1.01%
Agilent Technologies	96,127	4,034,450

		4,034,450

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–0.99%
Cummins	33,985	$3,935,803

		3,935,803

Media–8.39%
Comcast Class A	149,730	6,290,157
Disney (Walt)	124,520	7,072,736
News Class A	276,380	8,435,118
Sirius XM Radio	1,885,045	5,805,939
Time Warner	101,000	5,819,620

		33,423,570

Multiline Retail–2.17%
†Dollar General	72,535	3,668,820
Family Dollar Stores	84,415	4,984,706

		8,653,526

Oil, Gas & Consumable Fuels–2.50%
Anadarko Petroleum	69,130	6,045,419
†Cobalt International Energy	139,195	3,925,299

		9,970,718

Professional Services–0.98%
†IHS Class A	37,119	3,887,102

		3,887,102

Real Estate Investment Trusts–0.79%
American Tower	41,000	3,153,720

		3,153,720

Road & Rail–2.14%
Hunt (J.B.) Transport Services	61,770	4,600,630
Kansas City Southern	35,440	3,930,296

		8,530,926

Semiconductors & Semiconductor Equipment–2.09%
Altera	169,440	6,010,037
Broadcom Class A	66,870	2,318,383

		8,328,420

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–7.94%
†BMC Software	33,049	$1,531,160
†Citrix Systems	56,627	4,086,204
Oracle	374,435	12,109,228
†salesforce.com	25,395	4,541,388
†ServiceNow	127,145	4,602,649
†Splunk	91,420	3,659,543
†TIBCO Software	55,015	1,112,403

		31,642,575

Specialty Retail–6.86%
Abercrombie & Fitch	98,185	4,536,147
†AutoZone	19,290	7,653,693
Home Depot	80,690	5,630,548
Lowe’s	250,445	9,496,874

		27,317,262

Textiles, Apparel & Luxury Goods–1.86%
†Michael Kors Holdings	54,805	3,112,376
PVH	33,950	3,626,200
Ralph Lauren	4,070	689,092

		7,427,668

Total Common Stock (Cost $296,027,989)		393,116,592

MONEY MARKET MUTUAL FUND–0.52%
Dreyfus Treasury & Agency Cash Management Fund	2,076,917	2,076,917

Total Money Market Mutual Fund (Cost $2,076,917)		2,076,917

TOTAL VALUE OF SECURITIES–99.18% (Cost $298,104,906)	395,193,509
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.82%	3,252,528

NET ASSETS APPLICABLE TO 13,204,061 SHARES OUTSTANDING–100.00%	$398,446,037

†	Non-income producing for the period.

ADR–American Depositary Receipt

LVIP Capital Growth Fund–2

LVIP Capital Growth Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Capital Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$300,286,961

Aggregate unrealized appreciation	$99,761,309
Aggregate unrealized depreciation	(4,854,761)

Net unrealized appreciation	$94,906,548

For federal income tax purposes at December 31, 2012, capital loss carryforwards of $46,857,151 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $6,033,506 expires in 2016 and $40,823,645 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

LVIP Capital Growth Fund–3

LVIP Capital Growth Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Common Stock	$393,116,592
Money Market Mutual Fund	2,076,917

Total	$395,193,509

There were no Level 3 investments at the beginning or the end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Capital Growth Fund–4

LVIP Clarion Global Real Estate Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.27%
Australia–8.40%
Dexus Property Group	4,447,151	$4,815,125
Federation Centres	1,318,156	3,238,703
Goodman Group	993,498	4,944,100
GPT Group	688,042	2,657,549
†@=GPT Group In-Specie	4,536,115	0
Investa Office Fund	250,444	797,856
Mirvac Group	1,945,374	3,281,032
Stockland	207,400	788,123
Westfield Group	686,424	7,753,799
Westfield Retail Trust	2,003,340	6,298,744

		34,575,031

Brazil–0.06%
Sonae Sierra Brasil	19,200	264,680

		264,680

Canada–2.47%
Boardwalk Real Estate Investment Trust	40,200	2,472,903
Calloway Real Estate Investment Trust	69,600	2,006,091
Canadian Real Estate Investment Trust	15,500	686,007
RioCan REIT	182,900	5,005,286

		10,170,287

☐China–0.19%
†Country Garden Holdings	1,575,000	787,241

		787,241

France–4.35%
Fonciere Des Regions	23,703	1,855,836
ICADE	13,201	1,154,399
Klepierre	90,320	3,547,977
Mercialys	17,580	359,995
SILIC	10,769	1,148,513
Unibail-Rodamco	42,114	9,808,862

		17,875,582

Germany–1.04%
Deutsche Wohnen	36,185	657,721
GSW Immobilien	47,221	1,867,963
†LEG Immobilien	32,800	1,757,468

		4,283,152

■Hong Kong–11.65%
Cheung Kong Holdings	83,000	1,225,345
China Overseas Land & Investment	731,100	2,015,516
China Resources Land	826,000	2,309,061
Hang Lung Properties	321,600	1,201,461
Hongkong Land Holdings	856,000	6,342,960
Kerry Properties	535,000	2,374,316
Link REIT	1,397,000	7,612,589
New World Development	1,482,800	2,509,999
Sino Land	2,147,500	3,640,698

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Sun Hung Kai Properties	490,700	$6,612,160
Swire Properties	1,025,000	3,637,819
Wharf Holdings	949,000	8,459,952

		47,941,876

Japan–13.98%
Activia Properties	179	1,717,168
Japan Real Estate Investment	537	7,422,044
Japan Retail Fund Investment	2,040	5,049,612
Kenedix Realty Investment	304	1,474,302
Mitsubishi Estate	556,700	15,678,439
Mitsui Fudosan	456,100	12,946,977
Nippon Accommodations Fund	88	743,227
Nippon Building Fund	93	1,300,202
Sumitomo Realty & Development	199,200	7,713,630
Tokyo Tatemono	161,000	1,142,548
United Urban Investment	1,420	2,314,119

		57,502,268

Netherlands–0.39%
Eurocommercial Properties CVA	43,309	1,585,249

		1,585,249

Singapore–5.16%
CapitaCommercial Trust	2,727,000	3,484,176
CapitaLand	2,270,000	6,459,312
CapitaMall Trust	1,654,000	2,786,554
Global Logistic Properties	2,681,000	5,662,182
Keppel Land	214,600	681,572
†Mapletree Greater China Commercial Trust	2,555,000	2,141,953

		21,215,749

Sweden–0.66%
Castellum	128,441	1,829,099
Hufvudstaden Class A	70,702	887,505

		2,716,604

Switzerland–0.69%
†PSP Swiss Property	31,369	2,857,734

		2,857,734

United Kingdom–4.16%
British Land	132,987	1,098,235
Derwent London	111,235	3,637,225
Great Portland Estates	421,927	3,179,200
Hammerson	416,340	3,111,798
Land Securities Group	398,714	5,022,297
Safestore Holdings	368,133	662,841
Segro	101,900	393,738

		17,105,334

United States–45.07%
American Tower	26,800	2,061,456

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
AvalonBay Communities	39,465	$4,999,032
BioMed Realty Trust	98,600	2,129,760
Boston Properties	87,290	8,821,527
Brandywine Realty Trust	10,300	152,955
BRE Properties	74,600	3,631,528
Campus Crest Communities	59,900	832,610
CBL & Associates Properties	33,500	790,600
Commonwealth REIT	54,800	1,229,712
DDR	253,100	4,409,002
Douglas Emmett	128,000	3,191,040
Duke Realty	201,600	3,423,168
Equity Residential	109,400	6,023,564
Essex Property Trust	13,200	1,987,656
Federal Realty Investment Trust	14,500	1,566,580
General Growth Properties	321,900	6,399,372
HCP	149,300	7,444,098
Health Care REIT	109,900	7,463,309
Healthcare Trust of America Class A	34,400	404,200
Highwoods Properties	63,900	2,528,523
Host Hotels & Resorts	611,800	10,700,382
Kilroy Realty	91,400	4,789,360
Kimco Realty	267,100	5,983,040
Lexington Realty Trust	136,000	1,604,800
Liberty Property Trust	130,000	5,167,500
Macerich	106,219	6,838,379
Pebblebrook Hotel Trust	66,000	1,702,140
Post Properties	83,300	3,923,430

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
ProLogis	249,100	$9,959,018
Public Storage	42,600	6,488,832
Ramco-Gershenson Properties Trust	50,900	855,120
Senior Housing Properties Trust	61,900	1,660,777
Simon Property Group	107,000	16,965,916
SL Green Realty	85,600	7,371,016
Starwood Hotels & Resorts Worldwide	32,000	2,039,360
†Sunstone Hotel Investors	131,000	1,612,610
Tanger Factory Outlet Centers	56,900	2,058,642
Taubman Centers	47,000	3,650,020
UDR	264,800	6,405,512
Ventas	103,100	7,546,920
Vornado Realty Trust	78,300	6,549,012
Weyerhaeuser	65,100	2,042,838

		185,404,316

Total Common Stock (Cost $328,993,118)		404,285,103

MONEY MARKET MUTUAL FUND–1.53%
Dreyfus Treasury & Agency Cash Management Fund	6,298,133	6,298,133

Total Money Market Mutual Fund (Cost $6,298,133)		6,298,133

TOTAL VALUE OF SECURITIES–99.80% (Cost $335,291,251)	410,583,236
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	828,366

NET ASSETS APPLICABLE TO 46,520,780 SHARES OUTSTANDING–100.00%	$411,411,602

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s Net Assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	AUD	(59,097)	USD	61,869	4/2/13	$366
MNB	SGD	(8,161)	USD	6,575	4/1/13	(3)

						$363

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

AUD–Australian Dollar

CVA–Dutch Certificate

MNB–Mellon National Bank

REIT–Real Estate Investment Trust

SGD–Singapore Dollar

USD–United States Dollar

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Clarion Global Real Estate Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$354,825,457

Aggregate unrealized appreciation	$80,980,841
Aggregate unrealized depreciation	(25,223,062)

Net unrealized appreciation	$55,757,779

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $64,749,730 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $21,067,872 expires in 2016 and $43,681,858 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock	$404,285,103	$—	$404,285,103
Money Market Mutual Fund	6,298,133	—	6,298,133

Total	$410,583,236	$—	$410,583,236

Foreign Currency Exchange Contracts	$—	$363	$363

The value of Level 3 investments was zero at the end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing

LVIP Clarion Global Real Estate Fund–5

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments (continued)

international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Clarion Global Real Estate Fund–6

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–90.31%
Airlines–1.14%
†Alaska Air Group	7,096	$453,860
†US Airways Group	24,651	418,327

		872,187

Beverages–0.50%
Beam	5,984	380,223

		380,223

Biotechnology–5.57%
†Alnylam Pharmaceuticals	22,537	549,227
†Amarin ADR	31,866	236,127
†Ariad Pharmaceuticals	36,286	656,414
†Dynavax Technologies	76,548	169,937
†Idenix Pharmaceuticals	72,953	259,713
†Infinity Pharmaceuticals	9,692	469,771
†Keryx Biopharmaceuticals	23,866	168,017
†Medivation	3,858	180,439
†Onyx Pharmaceuticals	8,841	785,611
†Puma Biotechnology	11,034	368,425
†Sarepta Therapeutics	11,578	427,807

		4,271,488

Building Products–1.72%
†Fortune Brands Home & Security	24,034	899,593
†USG	16,008	423,252

		1,322,845

Capital Markets–1.48%
†Affiliated Managers Group	6,351	975,323
†Artisan Partners Asset Management	3,984	157,169

		1,132,492

Chemicals–0.95%
Albemarle	6,350	397,002
CF Industries Holdings	1,743	331,815

		728,817

Commercial Banks–1.48%
First Republic Bank	11,579	447,181
†Signature Bank	8,717	686,551

		1,133,732

Commercial Services & Supplies–1.83%
†Clean Harbors	13,822	802,920
†Stericycle	5,653	600,236

		1,403,156

Construction & Engineering–0.48%
KBR	11,453	367,412

		367,412

Construction Materials–1.23%
Eagle Materials	14,170	944,147

		944,147

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–1.23%
†DFC Global	22,286	$370,839
†Portfolio Recovery Associates	4,482	568,855

		939,694

Containers & Packaging–0.71%
Rock-Tenn Class A	5,852	543,007

		543,007

Diversified Telecommunication Services–0.77%
Cogent Communications Group	22,376	590,726

		590,726

Electrical Equipment–1.26%
Acuity Brands	6,973	483,578
AMETEK	11,206	485,892

		969,470

Electronic Equipment, Instruments & Components–2.99%
FEI	11,705	755,558
IPG Photonics	6,225	413,402
†OSI Systems	18,056	1,124,708

		2,293,668

Energy Equipment & Services–2.49%
Core Laboratories	3,112	429,207
Oceaneering International	9,712	644,974
†Oil States International	5,353	436,644
†Rowan Class A	11,330	400,629

		1,911,454

Food & Staples Retailing–1.05%
Casey’s General Stores	13,872	808,738

		808,738

Food Products–0.59%
†TreeHouse Foods	6,939	452,076

		452,076

Health Care Equipment & Supplies–2.83%
†Align Technology	30,705	1,028,925
†Cerus	57,969	256,223
†HeartWare International	6,525	577,006
†NxStage Medical	27,388	308,937

		2,171,091

Health Care Providers & Services–3.55%
†Brookdale Senior Living	31,256	871,417
†Catamaran	22,366	1,186,066
†IPC The Hospitalist	14,942	664,620

		2,722,103

Health Care Technology–1.74%
†athenahealth	5,478	531,585

LVIP Columbia Small-Mid Cap Growth RPM Fund–1

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†HMS Holdings	29,626	$804,346

		1,335,931

Hotels, Restaurants & Leisure–4.45%
Domino’s Pizza	28,643	1,473,396
Dunkin’ Brands Group	14,910	549,881
†Panera Bread Class A	3,610	596,516
Six Flags Entertainment	10,958	794,236

		3,414,029

Household Durables–0.76%
†Standard Pacific	67,187	580,496

		580,496

Insurance–0.57%
Gallagher (Arthur J)	10,583	437,184

		437,184

Internet & Catalog Retail–2.09%
†HomeAway	12,450	404,625
†Netflix	3,915	741,540
†TripAdvisor	8,768	460,495

		1,606,660

Internet Software & Services–5.32%
†Cornerstone OnDemand	17,656	602,070
†CoStar Group	9,249	1,012,396
†Demandware	12,948	328,232
†Equinix	2,935	634,870
†LinkedIn Class A	2,117	372,719
†Trulia	20,071	629,828
†Yelp	21,125	500,874

		4,080,989

IT Services–1.82%
†Alliance Data Systems	3,610	584,423
†Teradata	13,822	808,725

		1,393,148

Life Sciences Tools & Services–1.15%
†Fluidigm	23,655	437,854
†Illumina	8,217	443,718

		881,572

Machinery–1.99%
CLARCOR	6,972	365,193
†Proto Labs	5,710	280,361
Trinity Industries	10,408	471,795
†Wabash National	39,862	404,998

		1,522,347

Media–0.71%
†Charter Communications Class A	5,261	548,091

		548,091

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.91%
Royal Gold	9,879	$701,705

		701,705

Oil, Gas & Consumable Fuels–2.75%
†Concho Resources	6,127	596,954
Energy XXI Bermuda	12,715	346,102
†Gulfport Energy	10,831	496,385
†Oasis Petroleum	17,557	668,395

		2,107,836

Personal Products–0.29%
Herbalife	5,974	223,726

		223,726

Pharmaceuticals–1.58%
†Impax Laboratories	27,517	424,862
†Jazz Pharmaceuticals	6,737	376,666
†Salix Pharmaceuticals	7,968	407,802

		1,209,330

Professional Services–1.80%
†IHS Class A	2,993	313,427
†TrueBlue	21,249	449,204
†Verisk Analytics Class A	10,086	621,600

		1,384,231

Real Estate Investment Trusts–3.86%
DiamondRock Hospitality	52,762	491,214
Home Properties	6,351	402,780
Rayonier	11,207	668,722
Redwood Trust	30,133	698,483
Tanger Factory Outlet Centers	19,301	698,310

		2,959,509

Road & Rail–1.17%
Kansas City Southern	4,482	497,054
Werner Enterprises	16,628	401,400

		898,454

Semiconductors & Semiconductor Equipment–0.57%
†Silicon Laboratories	10,519	435,066

		435,066

Software–10.86%
†ANSYS	9,215	750,285
†Aspen Technology	29,014	936,862
†Autodesk	15,191	626,477
†BroadSoft	19,549	517,462
†CommVault Systems	14,446	1,184,283
†Electronic Arts	26,893	476,006
†Fortinet	24,645	583,594
†Guidewire Software	23,092	887,656
†Imperva	13,821	532,109
†Splunk	12,827	513,465

LVIP Columbia Small-Mid Cap Growth RPM Fund–2

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†TiVo	43,580	$539,956
†Ultimate Software Group	7,471	778,179

		8,326,334

Specialty Retail–6.66%
Dick’s Sporting Goods	14,335	678,046
DSW Class A	9,143	583,323
GameStop Class A	7,991	223,508
GNC Holdings	10,780	423,438
Pier 1 Imports	42,919	987,137
†Tile Shop Holdings	28,364	595,928
†Ulta Salon Cosmetics & Fragrance	15,069	1,223,151
†Urban Outfitters	10,115	391,855

		5,106,386

Textiles, Apparel & Luxury Goods–1.53%
PVH	6,600	704,946
†Tumi Holdings	22,412	469,307

		1,174,253

Thrift & Mortgage Finance–0.66%
Radian Group	47,129	504,752

		504,752

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.68%
TAL International Group	14,070	$637,512
†United Rentals	11,829	650,240

		1,287,752

Wireless Telecommunication Services–1.54%
†SBA Communications Class A	16,438	1,183,865

		1,183,865

Total Common Stock (Cost $62,498,319)		69,262,172

MONEY MARKET MUTUAL FUND–9.04%
Dreyfus Treasury & Agency Cash Management Fund	6,931,113	6,931,113

Total Money Market Mutual Fund (Cost $6,931,113)		6,931,113

TOTAL VALUE OF SECURITIES–99.35% (Cost $69,429,432)	76,193,285
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	497,273

NET ASSETS APPLICABLE TO 6,481,888 SHARES OUTSTANDING–100.00%	$76,690,558

†	Non-income producing for the period.
«	Includes $355,500 as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(74)	E-mini Russell 2000 Index	$(6,984,533)	$(7,021,860)	6/22/13	$(37,327)
(17)	E-mini S&P 500 Index	(1,317,180)	(1,328,295)	6/22/13	(11,115)

		$(8,301,713)			$(48,442)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

ADR–American Depositary Receipt

LVIP Columbia Small-Mid Cap Growth RPM Fund–3

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) - LVIP Columbia Small-Mid Cap Growth RPM Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the saily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$69,566,696

Aggregate unrealized appreciation	$8,628,774
Aggregate unrealized depreciation	(2,002,185)

Net unrealized appreciation	$6,626,589

LVIP Columbia Small-Mid Cap Growth RPM Fund–4

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Common Stock	$69,262,172
Money Market Mutual Fund	6,931,113

Total	$76,193,285

Futures Contracts	$(48,442)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosure that enable investors to understand: 1)how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund my invest in futures contracts to hedge its existing portoflio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “intial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instuments. When investing in futures, there is a minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees againt default.

4. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

LVIP Columbia Small-Mid Cap Growth RPM Fund–5

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes (continued)

5. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Columbia Small-Mid Cap Growth RPM Fund–6

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–88.99%
Aerospace & Defense–0.46%
Alliant Techsystems	4,911	$355,704

		355,704

Beverages–2.37%
Beam	12,520	795,521
Brown-Forman Class B	5,593	399,340
Dr Pepper Snapple Group	13,390	628,661

		1,823,522

Building Products–0.81%
†Fortune Brands Home & Security	16,730	626,204

		626,204

Capital Markets–5.00%
Ameriprise Financial	11,547	850,437
Invesco	27,680	801,613
Northern Trust	12,720	694,003
Schwab (Charles)	37,529	663,888
T. Rowe Price Group	11,290	845,282

		3,855,223

Chemicals–3.82%
Airgas	8,702	862,890
Albemarle	13,224	826,764
Sherwin-Williams	3,158	533,355
Sigma-Aldrich	9,290	721,647

		2,944,656

Commercial Banks–5.23%
City National	6,866	404,476
Cullen/Frost Bankers	4,436	277,383
Fifth Third Bancorp	59,217	965,829
First Republic Bank	8,968	346,344
Huntington Bancshares	28,440	210,172
M&T Bank	7,845	809,290
SunTrust Banks	24,711	711,924
Zions Bancorp	12,170	304,128

		4,029,546

Commercial Services & Supplies–0.64%
Republic Services	14,943	493,119

		493,119

Containers & Packaging–3.29%
Ball	23,749	1,129,977
Rock-Tenn Class A	7,044	653,613
Silgan Holdings	15,960	754,110

		2,537,700

Distributor–0.94%
Genuine Parts	9,250	721,500

		721,500

Electric Utilities–2.93%
NV Energy	37,530	751,726

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Westar Energy	23,350	$774,753
Xcel Energy	24,574	729,848

		2,256,327

Electrical Equipment–2.13%
AMETEK	18,120	785,683
Regal-Beloit	10,505	856,788

		1,642,471

Electronic Equipment, Instruments & Components–2.47%
Amphenol Class A	13,900	1,037,635
†Arrow Electronics	21,300	865,206

		1,902,841

Food Products–1.18%
Hershey	8,160	714,245
Smucker (J.M.)	1,951	193,461

		907,706

Gas Utilities–0.62%
ONEOK	4,550	216,899
Questar	10,857	264,151

		481,050

Health Care Equipment & Supplies–0.57%
†CareFusion	12,652	442,693

		442,693

Health Care Providers & Services–3.47%
AmerisourceBergen	13,853	712,737
CIGNA	14,600	910,602
†Henry Schein	5,741	531,330
Humana	7,510	519,016

		2,673,685

Hotels, Restaurants & Leisure–2.18%
Darden Restaurants	9,290	480,107
Marriott International Class A	15,492	654,227
Yum Brands	7,641	549,694

		1,684,028

Household Durables–1.43%
†Jarden	6,090	260,957
†Mohawk Industries	7,430	840,482

		1,101,439

Household Products–0.82%
Energizer Holdings	6,377	635,978

		635,978

Industrial Conglomerates–0.73%
Carlisle	8,310	563,335

		563,335

LVIP JPMorgan Mid Cap Value RPM Fund–1

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–8.56%
†Alleghany	1,640	$649,309
Berkley (W.R.)	13,240	587,459
Chubb	6,957	608,946
Hartford Financial Services Group	20,470	528,126
Loews	28,310	1,247,618
Marsh & McLennan	29,510	1,120,495
Old Republic International	26,160	332,494
OneBeacon Insurance Group	10,390	140,473
Unum Group	25,530	721,223
XL Group	21,832	661,510

		6,597,653

Internet & Catalog Retail–1.20%
Expedia	9,684	581,137
†TripAdvisor	6,541	343,533

		924,670

IT Services–1.24%
Jack Henry & Associates	20,640	953,774

		953,774

Machinery–2.44%
IDEX	14,450	771,919
†Rexnord	16,768	355,985
Snap-on	9,155	757,119

		1,885,023

Media–2.22%
Cablevision Systems Class A	6,740	100,830
CBS Class B	11,503	537,075
†Clear Channel Outdoor Holdings Class A	11,900	89,131
DISH Network Class A	21,830	827,357
Gannett	7,281	159,235

		1,713,628

Multiline Retail–2.37%
Family Dollar Stores	14,206	838,864
Kohl’s	21,449	989,442

		1,828,306

Multi-Utilities–5.26%
CenterPoint Energy	32,762	784,978
CMS Energy	30,150	842,391
NiSource	30,796	903,555
Sempra Energy	10,257	819,945
Wisconsin Energy	16,400	703,396

		4,054,265

Oil, Gas & Consumable Fuels–6.26%
Devon Energy	11,710	660,678
Energen	17,192	894,156
EQT	10,044	680,481
Marathon Petroleum	11,119	996,262

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Energy	7,490	$278,403
QEP Resources	18,517	589,581
Williams	19,295	722,791

		4,822,352

Professional Services–0.94%
Equifax	12,613	726,383

		726,383

Real Estate Investment Trusts–2.86%
Annaly Capital Management	32,362	514,232
HCP	11,310	563,917
Regency Centers	9,985	528,306
Vornado Realty Trust	7,190	601,372

		2,207,827

Real Estate Management & Development–0.66%
Brookfield Office Properties	29,500	506,515

		506,515

Semiconductors & Semiconductor Equipment–2.45%
Analog Devices	23,038	1,071,037
Xilinx	21,409	817,182

		1,888,219

Software–0.89%
†Synopsys	19,130	686,384

		686,384

Specialty Retail–7.20%
†AutoZone	2,657	1,054,218
†Bed Bath & Beyond	14,759	950,775
Gap	24,193	856,432
PETsMART	8,903	552,876
Tiffany & Co	6,689	465,153
TJX	16,592	775,676
Williams-Sonoma	17,395	896,190

		5,551,320

Textiles, Apparel & Luxury Goods–1.59%
PVH	6,085	649,939
VF	3,452	579,073

		1,229,012

Thrift & Mortgage Finance–0.70%
Capitol Federal Financial	11,204	135,232
People’s United Financial	30,040	403,738

		538,970

Trading Companies & Distributors–0.90%
MSC Industrial Direct	8,118	696,362

		696,362

LVIP JPMorgan Mid Cap Value RPM Fund–2

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.16%
Telephone & Data Systems	5,700	$120,099

		120,099

Total Common Stock (Cost $61,167,869)		68,609,489

	Number of Shares	Value (U.S. $)
MONEY MARKET MUTUAL FUND–11.07%
Dreyfus Treasury & Agency Cash Management Fund	8,533,215	$8,533,215

Total Money Market Mutual Fund (Cost $8,533,215)		8,533,215

TOTAL VALUE OF SECURITIES–100.06% (Cost $69,701,084)	$77,142,704
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(48,987)

NET ASSETS APPLICABLE TO 5,867,540 SHARES OUTSTANDING–100.00%	$77,093,717

†	Non-income producing for the period.
«	Includes $263,500 cash pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
16	E-mini Russell 2000 Index	$1,490,116	$1,518,240	6/22/13	$28,124
57	E-mini S&P 500 Index	4,383,001	4,453,695	6/22/13	70,694

		$5,873,117			$98,818

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP JPMorgan Mid Cap Value RPM Fund–3

LVIP JPMorgan Mid Cap Value RPM Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP JPMorgan Mid Cap Value RPM Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP JPMorgan Mid Cap Value RPM Fund–4

LVIP JPMorgan Mid Cap Value RPM Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$69,715,618

Aggregate unrealized appreciation	$7,690,692
Aggregate unrealized depreciation	(263,606)

Net unrealized appreciation	$7,427,086

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $1,583,114 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP JPMorgan Mid Cap Value RPM Fund–5

LVIP JPMorgan Mid Cap Value RPM Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Common Stock	$68,609,489
Money Market Mutual Fund	8,533,215

Total	$77,142,704

Futures Contracts	$98,818

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

4. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid.

5. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP JPMorgan Mid Cap Value RPM Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.28%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	103,354	$120,226
Series 2002-83 GH 5.00% 12/25/17	4,917,673	5,251,214
Series 2003-38 MP 5.50% 5/25/23	4,489,271	4,968,964
Series 2003-122 AJ 4.50% 2/25/28	114,241	114,898
Series 2005-110 MB 5.50% 9/25/35	1,190,199	1,307,122
•Series 2012-122 SD 5.896% 11/25/42	6,600,553	1,776,785
•Series 2012-124 SD 5.946% 11/25/42	8,162,746	2,400,030
Series 2013-31 MI 3.00% 4/25/33	2,825,000	412,281
Series 2013-38 AI 3.00% 4/25/33	9,180,000	1,331,100
Fannie Mae Whole Loan Series 2004-W11 1A2 6.50% 5/25/44	232,912	271,910
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	96,101	110,444
Series 2326 ZQ 6.50% 6/15/31	459,166	524,938
Series 2512 PG 5.50% 10/15/22	126,340	140,173
Series 2557 WE 5.00% 1/15/18	4,004,870	4,279,259
Series 2622 PE 4.50% 5/15/18	482,436	510,926
Series 2717 MH 4.50% 12/15/18	1,280,972	1,361,345
Series 2762 LG 5.00% 9/15/32	12,471	12,758
Series 3123 HT 5.00% 3/15/26	362,000	404,742
Series 3131 MC 5.50% 4/15/33	1,344,451	1,363,413
Series 3173 PE 6.00% 4/15/35	4,196,593	4,351,426
Series 3416 GK 4.00% 7/15/22	637,727	655,655
Series 3455 MB 4.50% 6/15/23	10,000,000	10,761,480
Series 3656 PM 5.00% 4/15/40	6,893,000	7,711,516
•Series 3800 AF 0.703% 2/15/41	1,077,951	1,086,615
•Series 4148 SA 5.897% 12/15/42	9,921,748	2,778,335
Freddie Mac Structured Pass Through Securities
♦Series T-58 2A 6.50% 9/25/43	817,410	953,994
•♦Series T-60 1A4C 4.975% 3/25/44	640,164	648,848
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,745,458
Series 2010-113 KE 4.50% 9/20/40	7,175,000	8,200,214

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	2,447,000	$2,607,790

Total Agency Collateralized Mortgage Obligations (Cost $65,167,812)		68,163,859

AGENCY MORTGAGE-BACKED SECURITIES–24.14%
Fannie Mae
2.27% 1/1/23	5,682,526	5,686,131
4.50% 5/1/41	3,540,544	3,693,488
6.50% 8/1/17	270,797	299,683
Fannie Mae ARM
•2.325% 8/1/36	476	510
•2.645% 4/1/36	643,715	684,435
•2.811% 11/1/35	860,557	918,947
Fannie Mae Relocation 15 yr 4.00% 9/1/20	634,741	666,444
Fannie Mae Relocation 30 yr
4.00% 3/1/35	1,084,575	1,143,074
5.00% 11/1/33	94,856	101,818
5.00% 1/1/34	269,045	288,791
5.00% 11/1/34	58,312	62,592
5.00% 10/1/35	309,363	332,069
5.00% 1/1/36	62,514	67,102
5.00% 2/1/36	560,219	601,337
Fannie Mae S.F 30 yr 6.00% 7/1/38	377,255	414,199
Fannie Mae S.F. 15 yr
2.50% 2/1/28	9,488,448	9,866,144
3.00% 11/1/27	2,603,929	2,753,206
3.50% 7/1/26	3,375,438	3,614,308
3.50% 10/1/26	19,217,647	20,385,447
4.00% 11/1/25	3,253,003	3,533,401
4.00% 3/1/26	6,897,656	7,492,212
4.00% 4/1/27	1,030,568	1,105,552
5.00% 2/1/21	2,260	2,440
5.00% 9/1/25	3,138,325	3,387,277
5.50% 6/1/20	716,125	769,828
5.50% 1/1/21	3,194	3,407
6.00% 8/1/21	2,387,649	2,621,378
Fannie MaeS.F.15 yr TBA
2.50% 4/1/28	209,231,000	217,044,481
3.00% 4/1/28	189,944,000	199,700,891
Fannie Mae S.F. 20 yr
5.00% 11/1/23	324,264	356,373
5.50% 12/1/29	465,455	508,272
Fannie Mae S.F. 30 yr
4.00% 11/1/40	1,397,891	1,490,981
4.00% 1/1/41	6,619,864	7,060,706
4.00% 9/1/41	987,368	1,053,429
4.00% 10/1/41	4,944,531	5,273,806
4.00% 3/1/42	14,035,008	15,067,538

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 1/1/43	18,661,236	$19,909,790
4.50% 7/1/36	1,006,095	1,084,455
4.50% 4/1/40	1,486,466	1,603,634
4.50% 2/1/41	1,745,210	1,883,863
4.50% 3/1/41	2,408,321	2,599,657
4.50% 8/1/41	8,024,943	8,662,509
4.50% 10/1/41	4,121,805	4,449,274
4.50% 11/1/41	3,396,160	3,665,978
5.00% 2/1/35	8,836,603	9,628,767
6.00% 6/1/36	387,912	425,899
6.00% 9/7/36	208,708	229,146
6.00% 3/1/37	270,043	297,080
6.00% 10/1/37	1,519,439	1,668,234
6.00% 4/1/38	6,423,421	7,044,419
6.00% 2/1/41	10,595,463	11,722,776
6.50% 3/1/36	173,889	196,247
6.50% 6/1/36	1,459,317	1,645,168
6.50% 10/1/36	995,455	1,117,201
6.50% 8/1/37	435,365	488,611
6.50% 12/1/37	1,502,147	1,683,046
7.00% 12/1/37	347,594	413,034
7.50% 4/1/31	94,796	116,018
7.50% 4/1/32	16,586	19,901
7.50% 9/1/32	652	797
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/43	104,444,000	107,724,189
3.00% 5/1/43	43,270,000	44,507,249
3.50% 4/1/43	198,669,000	209,782,047
3.50% 5/1/43	140,552,000	148,062,748
4.00% 5/1/43	11,210,000	11,936,899
4.50% 5/1/43	29,105,000	31,392,473
Freddie Mac 4.50% 1/1/41	6,532,049	6,845,111
•Freddie Mac ARM 2.865% 4/1/34	144,218	153,839
Freddie Mac Relocation 30 yr 5.00% 9/1/33	457,478	488,625
Freddie Mac S.F. 15 yr
5.00% 6/1/18	509,189	545,434
5.00% 1/1/24	1,479,243	1,583,932
5.50% 8/1/23	955,719	1,028,452
Freddie Mac S.F. 30 yr
3.00% 11/1/42	3,294,955	3,395,932
4.00% 10/1/40	3,810,718	4,050,515
4.00% 11/1/40	2,185,036	2,322,534
4.50% 3/1/42	17,595,482	18,834,680
5.50% 7/1/40	45,268,536	49,155,147
6.00% 8/1/38	8,325,880	9,186,156
6.00% 10/1/38	12,458,587	13,761,840
6.00% 5/1/40	20,294,534	22,189,166
7.00% 11/1/33	72,076	84,844
GNMA I S.F. 30 yr 7.00% 12/15/34	1,651,604	1,943,113

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
7.50% 12/15/31	8,934	$11,105
7.50% 7/15/32	28,332	33,047

Total Agency Mortgage-Backed Securities (Cost $1,283,015,305)		1,287,626,278

COMMERCIAL MORTGAGE-BACKED SECURITIES–4.28%
BAML Commercial Mortgage
•Series 2005-6 A4 5.188% 9/10/47	2,815,000	3,090,619
Series 2006-4 A4 5.634% 7/10/46	8,611,000	9,677,257
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	2,990,000	3,292,137
•Series 2005-T20 A4A 5.147% 10/12/42	1,846,000	2,022,599
•Series 2006-PW12 A4 5.718% 9/11/38	2,059,000	2,322,651
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	15,050,000	15,403,961
Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	16,297,000	17,704,735
♦Series 2013-CR6 A2 2.122% 3/10/46	9,864,000	10,150,460
•♦Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.407% 2/15/39	755,263	782,710
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	9,171,000	10,795,019
#•Series 2011-LC1A C 144A 5.557% 11/10/46	2,725,000	3,149,893
#•FREMF Mortgage Trust Series 2012-K21 B 144A 3.939% 7/25/45	2,510,000	2,587,584
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	4,943,000	5,162,593
Series 2005-GG4 A4A 4.751% 7/10/39	18,589,650	19,791,434
•Series 2006-GG6 A4 5.553% 4/10/38	3,547,000	3,921,616
#Series 2010-C1 A2 144A 4.592% 8/10/43	8,860,000	10,193,271
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,950,656

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
#Goldman Sachs Mortgage Securities Trust Series 2012-ALOH B 144A 4.049% 4/10/34	9,905,000	$10,603,907
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	4,900,000	5,347,738
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	7,684,000	8,303,461
•Series 2005-LDP5 A4 5.201% 12/15/44	2,790,000	3,058,080
Series 2011-C5 A3 4.171% 8/15/46	7,430,000	8,307,000
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	1,938,289	1,987,058
Morgan Stanley BAML Trust
Series 2013-C8 AS 3.376% 12/15/48	4,025,000	4,124,615
•Series 2013-C8 B 3.676% 12/15/48	2,160,000	2,227,926
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	2,189,000	2,356,323
Series 2005-IQ9 A5 4.70% 7/15/56	5,000,000	5,289,955
•Series 2007-T27 A4 5.651% 6/11/42	15,316,000	17,917,438
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	3,345,000	3,849,429
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	4,716,000	5,384,286
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	15,350,000	15,453,152
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	3,770,000	3,803,161
Series 2012-C9 B 3.84% 11/15/45	1,250,000	1,295,886
Series 2013-C11 A5 3.071% 3/15/45	3,040,000	3,114,091
Series 2013-C11 AS 3.311% 3/15/45	1,870,000	1,906,054

Total Commercial Mortgage-Backed Securities (Cost $211,165,330)		228,328,755

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS–37.63%
Automobiles–0.10%
#Daimler Finance North America 144A 2.25% 7/31/19		5,440,000	$5,471,938

			5,471,938

Beverages–0.65%
#Anadolu Efes Biracilik Ve Malt Sanayii 144A 3.375% 11/1/22		5,000,000	4,787,500
#Heineken 144A 3.40% 4/1/22		8,220,000	8,553,921
#Pernod-Ricard 144A 5.75% 4/7/21		11,860,000	14,117,005
#SABMiller Holdings 144A 3.75% 1/15/22		6,872,000	7,369,258

			34,827,684

Biotechnology–0.19%
Amgen 3.875% 11/15/21		2,530,000	2,766,378
Celgene
3.25% 8/15/22		1,845,000	1,869,706
3.95% 10/15/20		5,055,000	5,478,058

			10,114,142

Capital Markets–0.50%
#Banco BTG Pactual 144A 4.00% 1/16/20		5,160,000	4,992,300
•Bear Stearns 4.60% 4/24/14	AUD	2,700,000	2,802,227
Jefferies Group
5.125% 1/20/23		7,295,000	7,738,696
6.45% 6/8/27		1,741,000	1,932,510
6.50% 1/20/43		1,380,000	1,476,081
Lazard Group 6.85% 6/15/17		6,725,000	7,739,177

			26,680,991

Chemicals–1.78%
Airgas
1.65% 2/15/18		4,960,000	4,973,645
2.375% 2/15/20		3,075,000	3,073,213
Cabot
2.55% 1/15/18		5,255,000	5,407,968
3.70% 7/15/22		3,055,000	3,106,837
CF Industries 6.875% 5/1/18		14,507,000	17,400,653
Dow Chemical 8.55% 5/15/19		16,407,000	22,081,476
duPont (E.I.) deNemours 2.80% 2/15/23		18,305,000	18,631,085
LyondellBasell Industries 5.75% 4/15/24		11,346,000	13,359,915
#Mexichem 144A 4.875% 9/19/22		4,545,000	4,829,063
#Phosagro 144A 4.204% 2/13/18		2,063,000	2,060,421

			94,924,276

Commercial Banks–4.47%
Abbey National Treasury Services 4.00% 4/27/16		4,023,000	4,281,035

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fond

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Banco do Brasil 3.875% 10/10/22		3,110,000	$3,016,700
#Banco Santander Mexico 144A 4.125% 11/9/22		7,560,000	7,616,700
Bancolombia 5.125% 9/11/22		4,477,000	4,521,770
Bank Nederlandse Gemeenten
#144A 1.375% 3/19/18		9,986,000	10,080,468
#144A 2.50% 1/23/23		11,846,000	11,845,787
Barclays Bank 7.625% 11/21/22		4,895,000	4,839,931
BB&T 5.25% 11/1/19		18,600,000	21,464,809
BBVA US Senior 4.664% 10/9/15		3,475,000	3,565,625
•Branch Banking & Trust 0.60% 9/13/16		9,458,000	9,360,687
#Caixa Economica Federal 144A 2.375% 11/6/17		5,985,000	5,829,390
City National 5.25% 9/15/20		4,622,000	5,209,983
•Fifth Third Capital Trust IV 6.50% 4/15/37		7,423,000	7,469,394
Goldman Sachs Group 3.375% 2/1/18	CAD	1,930,000	1,930,750
#HSBC Bank 144A 4.75% 1/19/21		8,234,000	9,429,198
HSBC Holdings 4.00% 3/30/22		3,252,000	3,505,558
JPMorgan Chase 6.00% 10/1/17		11,253,000	13,268,761
KeyBank 6.95% 2/1/28		8,063,000	10,049,022
Morgan Stanley 3.75% 2/25/23		7,390,000	7,485,072
#National Australia Bank 144A 5.35% 6/12/13		11,000,000	11,108,405
•National City Bank 0.651% 6/7/17		4,980,000	4,928,123
PNC Bank 6.875% 4/1/18		9,960,000	12,374,822
PNC Funding
5.125% 2/8/20		2,428,000	2,846,075
5.625% 2/1/17		78,000	89,172
#Sberbank of Russia 144A 6.125% 2/7/22		5,160,000	5,779,200
#Standard Chartered 144A 3.95% 1/11/23		7,530,000	7,514,511
•SunTrust Bank 0.578% 8/24/15		3,385,000	3,334,878
SVB Financial Group 5.375% 9/15/20		960,000	1,089,992
#Turkiye Halk Bankasi 144A 3.875% 2/5/20		3,820,000	3,772,250
U.S. Bank 4.95% 10/30/14		1,640,000	1,747,878
•USB Capital IX 3.50% 10/29/49		20,338,000	18,916,374
•Wachovia 0.674% 10/15/16		3,135,000	3,101,816
Wells Fargo 3.45% 2/13/23		11,905,000	12,009,919
Zions Bancorp
4.50% 3/27/17		2,414,000	2,580,817
7.75% 9/23/14		2,358,000	2,564,497

			238,529,369

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services & Supplies–0.56%
#ADT 144A 4.125% 6/15/23	3,840,000	$3,992,774
Brambles USA
#144A 3.95% 4/1/15	3,680,000	3,843,837
#144A 5.35% 4/1/20	6,665,000	7,497,125
International Lease Finance
5.875% 4/1/19	1,600,000	1,736,248
6.25% 5/15/19	3,271,000	3,598,100
6.625% 11/15/13	3,640,000	3,758,300
8.75% 3/15/17	2,975,000	3,514,219
#Penske Truck Leasing 144A 4.875% 7/11/22	2,065,000	2,181,739

		30,122,342

Computers & Peripherals–0.14%
NetApp
2.00% 12/15/17	3,035,000	3,055,368
3.25% 12/15/22	4,700,000	4,636,644

		7,692,012

Construction & Engineering–0.12%
URS
#144A 4.10% 4/1/17	2,980,000	3,099,760
#144A 5.25% 4/1/22	3,240,000	3,407,855

		6,507,615

Construction Materials–0.39%
Cemex
#•144A 5.283% 9/30/15	2,859,000	2,976,934
#144A 5.875% 3/25/19	1,176,000	1,190,700
#144A 9.50% 6/15/18	3,770,000	4,401,475
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	1,200,000	1,338,000
#Cemex Finance 144A 9.375% 10/12/22	2,360,000	2,755,300
#Votorantim Cimentos 144A 7.25% 4/5/41	7,450,000	8,139,125

		20,801,534

Consumer Finance–0.64%
Ford Motor Credit
3.984% 6/15/16	3,050,000	3,233,772
5.00% 5/15/18	5,033,000	5,555,979
5.875% 8/2/21	5,210,000	5,969,879
#Hyundai Capital America 144A 2.125% 10/2/17	4,415,000	4,455,720
•Toyota Motor Credit 0.381% 7/25/13	15,000,000	15,009,300

		34,224,650

Containers & Packaging–0.02%
Rock Tenn 4.00% 3/1/23	1,095,000	1,109,567

		1,109,567

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Consumer Services–0.16%
Yale University 2.90% 10/15/14		8,327,000	$8,635,649

			8,635,649

Diversified Financial Services–2.12%
AgriBank 9.125% 7/15/19		5,515,000	7,443,436
Bank of America
2.00% 1/11/18		12,400,000	12,355,000
3.30% 1/11/23		3,640,000	3,596,691
3.875% 3/22/17		4,260,000	4,586,972
CDP Financial
#144A 4.40% 11/25/19		7,352,000	8,429,789
#144A 5.60% 11/25/39		5,637,000	6,843,312
ERAC USA Finance
#144A 3.30% 10/15/22		1,915,000	1,933,125
#144A 5.25% 10/1/20		10,411,000	12,106,244
General Electric Capital
2.10% 12/11/19		3,625,000	3,690,906
#144A 3.80% 6/18/19		3,740,000	4,031,279
5.55% 5/4/20		3,675,000	4,389,718
6.00% 8/7/19		15,499,000	18,842,274
•6.25% 12/15/49		3,400,000	3,738,484
•7.125% 12/15/49		3,300,000	3,844,767
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65		2,107,000	1,996,383
•ING Groep 5.775% 12/29/49		2,647,000	2,527,885
JPMorgan Chase 2.92% 9/19/17	CAD	3,000,000	3,001,979
#Temasek Financial I 144A 2.375% 1/23/23		4,910,000	4,752,914
#Tenedora Nemak 144A 5.50% 2/28/23		4,370,000	4,435,550
#•USB Realty 144A 1.451% 12/22/49		500,000	435,625

			112,982,333

Diversified Telecommunication Services–2.02%
AT&T 2.625% 12/1/22		6,280,000	6,076,446
Bell Canada 3.35% 3/22/23	CAD	1,288,000	1,276,944
CenturyLink 5.80% 3/15/22		7,008,000	7,107,899
#Deutsche Telekom International Finance 144A 2.25% 3/6/17		412,000	422,463
#Digicel 144A 6.00% 4/15/21		5,040,000	5,027,400
Digicel Group
#144A 8.25% 9/30/20		2,680,000	2,854,200
#144A 10.50% 4/15/18		1,335,000	1,498,538
#Oi 144A 5.75% 2/10/22		4,702,000	4,925,345
Qtel International Finance
#144A 3.25% 2/21/23		2,735,000	2,690,556
#144A 4.50% 1/31/43		1,900,000	1,833,500
Qwest 6.75% 12/1/21		3,396,000	3,916,688
#SES 144A 3.60% 4/4/23		5,820,000	5,875,057
#TBG Global 144A 4.625% 4/3/18		2,830,000	2,851,225

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Telefonica Chile 144A 3.875% 10/12/22	7,930,000	$7,824,523
Telefonica Emisiones
5.462% 2/16/21	34,000	36,676
6.421% 6/20/16	10,020,000	11,137,921
Virgin Media Secured Finance 6.50% 1/15/18	15,805,000	16,911,350
Vivendi
#144A 3.45% 1/12/18	3,148,000	3,262,707
#144A 6.625% 4/4/18	9,013,000	10,551,231
Vodafone Group 2.95% 2/19/23	11,465,000	11,451,116

		107,531,785

Electric Utilities–2.16%
American Electric Power 1.65% 12/15/17	10,550,000	10,597,549
#American Transmission Systems 144A 5.25% 1/15/22	5,622,000	6,528,964
#APT Pipelines 144A 3.875% 10/11/22	3,520,000	3,505,494
ComEd Financing III 6.35% 3/15/33	4,153,000	4,360,650
Commonwealth Edison 5.95% 8/15/16	522,000	606,968
Consumers Energy 2.85% 5/15/22	4,500,000	4,659,624
#•Electricite de France 144A 5.25% 12/29/49	6,885,000	6,852,826
Entergy Mississippi 3.10% 7/1/23	4,960,000	5,010,260
Great Plains Energy 5.292% 6/15/22	7,391,000	8,403,552
Ipalco Enterprises 5.00% 5/1/18	2,440,000	2,647,400
Kansas City Power & Light 3.15% 3/15/23	3,190,000	3,240,769
LG&E & KU Energy
3.75% 11/15/20	6,099,000	6,487,781
4.375% 10/1/21	7,299,000	7,998,456
#Narragansett Electric 144A 4.17% 12/10/42	3,185,000	3,139,439
NextEra Energy Capital Holdings
•6.35% 10/1/66	7,318,000	7,763,154
•6.65% 6/15/67	815,000	874,889
Nisource Finance
5.25% 2/15/43	2,790,000	2,934,296
5.80% 2/1/42	4,423,000	4,973,796
Pennsylvania Electric 5.20% 4/1/20	6,313,000	7,211,643
•PPL Capital Funding 6.70% 3/30/67	4,081,000	4,339,854
Public Service Company of Oklahoma 5.15% 12/1/19	6,073,000	7,103,388

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Saudi Electricity Global Sukuk 2
#144A 3.473% 4/8/23		3,480,000	$3,500,428
#144A 5.06% 4/8/43		2,475,000	2,483,675

			115,224,855

Energy Equipment & Services–0.38%
Transocean
2.50% 10/15/17		6,000,000	6,082,416
3.80% 10/15/22		4,385,000	4,328,298
Weatherford International Bermuda
4.50% 4/15/22		3,803,000	3,924,555
9.625% 3/1/19		4,619,000	6,039,795

			20,375,064

Food & Staples Retailing–0.29%
Walgreen 3.10% 9/15/22		9,560,000	9,479,381
#Wesfarmers 144A 1.874% 3/20/18		4,275,000	4,316,861
#Woolworths 144A 4.55% 4/12/21		1,256,000	1,414,527

			15,210,769

Food Products–0.44%
#BFF International 144A 7.25% 1/28/20		2,370,000	2,820,300
#Brasil Foods 144A 5.875% 6/6/22		4,920,000	5,485,800
ConAgra Foods 3.20% 1/25/23		4,610,000	4,604,468
Cosan Luxembourg
#144A 5.00% 3/14/23		2,100,000	2,117,850
#144A 9.50% 3/14/18	BRL	7,440,000	3,815,290
#ESAL 144A 6.25% 2/5/23		4,770,000	4,817,700

			23,661,408

Health Care Equipment & Supplies–1.12%
Boston Scientific 6.00% 1/15/20		3,464,000	4,054,706
CareFusion
#144A 3.30% 3/1/23		10,140,000	10,237,334
6.375% 8/1/19		12,989,000	15,722,704
Medtronic
2.75% 4/1/23		8,905,000	8,894,127
4.00% 4/1/43		1,325,000	1,294,398
St. Jude Medical 3.25% 4/15/23		11,445,000	11,517,813
Zimmer Holdings 4.625% 11/30/19		7,144,000	8,149,589

			59,870,671

Health Care Providers & Services–0.53%
Cardinal Health
1.70% 3/15/18		2,725,000	2,719,820
3.20% 3/15/23		4,145,000	4,132,921
Highmark
#144A 4.75% 5/15/21		2,438,000	2,437,227
#144A 6.125% 5/15/41		917,000	874,476

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Laboratory Corporation of America Holdings 2.20% 8/23/17	2,570,000	$2,601,210
Quest Diagnostics 4.70% 4/1/21	6,858,000	7,510,676
WellPoint 3.30% 1/15/23	7,726,000	7,845,382

		28,121,712

Hotels, Restaurants & Leisure–0.25%
Darden Restaurants 3.35% 11/1/22	4,700,000	4,478,959
Wyndham Worldwide
2.50% 3/1/18	3,205,000	3,226,797
4.25% 3/1/22	2,155,000	2,261,071
5.625% 3/1/21	2,880,000	3,239,473

		13,206,300

Household Durables–0.06%
Newell Rubbermaid 2.05% 12/1/17	2,940,000	2,959,554

		2,959,554

Household Products–0.17%
Energizer Holdings 4.70% 5/24/22	8,544,000	9,109,673

		9,109,673

Independent Power Producers & Energy Traders–0.25%
Exelon Generation
4.00% 10/1/20	1,670,000	1,765,930
4.25% 6/15/22	10,825,000	11,411,347

		13,177,277

Insurance–2.09%
American International Group 8.25% 8/15/18	11,862,000	15,402,155
•Chubb 6.375% 3/29/67	12,383,000	13,667,736
ING US
#144A 2.90% 2/15/18	4,375,000	4,442,568
#144A 5.50% 7/15/22	5,130,000	5,686,241
Liberty Mutual Group
#144A 4.95% 5/1/22	4,624,000	5,079,566
#144A 6.50% 5/1/42	8,143,000	9,310,902
MetLife
6.40% 12/15/36	50,000	54,938
6.817% 8/15/18	11,819,000	14,749,852
#MetLife Capital Trust IV 144A 7.875% 12/15/37	589,000	743,613
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,506,000	10,508,400
Metropolitan Life Global Funding I
#144A 3.00% 1/10/23	1,085,000	1,089,179
#144A 3.875% 4/11/22	1,235,000	1,336,712

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial
3.875% 1/14/15	1,852,000	$1,949,389
4.50% 11/15/20	1,586,000	1,785,498
4.50% 11/16/21	636,000	708,785
•5.625% 6/15/43	3,490,000	3,629,600
•5.875% 9/15/42	2,995,000	3,200,906
6.00% 12/1/17	3,392,000	4,051,269
#♦=‡Twin Reefs Pass Through Trust 144A 0.00% 12/29/49	2,600,000	0
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	12,801,000	13,857,083

		111,254,392

Internet Software & Services–0.69%
Amazon.com 2.50% 11/29/22	17,905,000	17,461,869
Baidu 3.50% 11/28/22	6,555,000	6,663,230
eBay 4.00% 7/15/42	6,445,000	5,937,856
#Tencent Holdings 144A 3.375% 3/5/18	6,235,000	6,514,933

		36,577,888

IT Services–0.15%
Western Union
2.875% 12/10/17	4,700,000	4,775,299
3.65% 8/22/18	2,982,000	3,080,671

		7,855,970

Media–1.71%
#CC Holdings GS V 144A 3.849% 4/15/23	1,405,000	1,418,415
#COX Communications 144A 3.25% 12/15/22	6,335,000	6,448,998
DIRECTV Holdings 5.15% 3/15/42	4,575,000	4,437,649
Discovery Communications 3.25% 4/1/23	7,160,000	7,279,966
Historic TW 6.875% 6/15/18	16,187,000	20,219,538
Interpublic Group
2.25% 11/15/17	1,485,000	1,486,277
3.75% 2/15/23	4,275,000	4,155,813
4.00% 3/15/22	6,241,000	6,295,184
#Myriad International Holdings 144A 6.375% 7/28/17	5,770,000	6,527,601
NBCUniversal Enterprise
#144A 1.662% 4/15/18	3,145,000	3,154,369
#144A 1.974% 4/15/19	2,615,000	2,625,952
Time Warner Cable
5.85% 5/1/17	2,340,000	2,719,976
8.25% 4/1/19	6,569,000	8,561,588
Viacom 3.25% 3/15/23	2,715,000	2,732,452

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Viacom (continued) 4.875% 6/15/43	13,200,000	$13,242,200

		91,305,978

Metals & Mining–0.97%
ArcelorMittal 10.35% 6/1/19	13,421,000	16,968,184
Barrick Gold 3.85% 4/1/22	4,439,000	4,546,268
Barrick North America Finance 4.40% 5/30/21	2,276,000	2,434,535
Freeport-McMoRan Copper & Gold
#144A 3.10% 3/15/20	7,410,000	7,446,302
#144A 3.875% 3/15/23	6,690,000	6,722,835
#Samarco Mineracao 144A 4.125% 11/1/22	5,725,000	5,584,738
Southern Copper
3.50% 11/8/22	2,000,000	2,000,430
5.25% 11/8/42	6,590,000	6,272,836

		51,976,128

Multiline Retail–0.06%
Dollar General 4.125% 7/15/17	1,060,000	1,143,475
Macy’s Retail Holdings 5.90% 12/1/16	1,716,000	1,995,356

		3,138,831

Multi-Utilities–1.33%
#Abu Dhabi National Energy 144A 2.50% 1/12/18	1,880,000	1,895,040
Ameren Illinois 9.75% 11/15/18	13,436,000	18,527,290
CenterPoint Energy 5.95% 2/1/17	4,976,000	5,786,516
CMS Energy
4.25% 9/30/15	3,083,000	3,324,935
6.25% 2/1/20	3,189,000	3,904,395
#GDF Suez 144A 2.875% 10/10/22	4,905,000	4,893,184
•Integrys Energy Group 6.11% 12/1/66	7,218,000	7,657,352
Puget Energy 6.00% 9/1/21	2,034,000	2,315,563
•Puget Sound Energy 6.974% 6/1/67	7,777,000	8,323,241
SCANA 4.125% 2/1/22	4,453,000	4,685,442
•Wisconsin Energy 6.25% 5/15/67	8,805,000	9,566,536

		70,879,494

Office Electronics–0.07%
Xerox 6.35% 5/15/18	3,131,000	3,673,618

		3,673,618

Oil, Gas & Consumable Fuels–5.33%
Apache 2.625% 1/15/23	10,495,000	10,229,172

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#CNOOC Finance 2012 144A 3.875% 5/2/22	6,477,000	$6,837,873
Devon Energy 1.875% 5/15/17	170,000	171,819
Ecopetrol 7.625% 7/23/19	7,541,000	9,482,808
El Paso Pipeline Partners Operating 6.50% 4/1/20	5,585,000	6,795,230
•Enbridge Energy Partners 8.05% 10/1/37	8,282,000	9,533,418
Energy Transfer Partners
3.60% 2/1/23	4,710,000	4,696,642
9.70% 3/15/19	4,191,000	5,656,148
#ENI 144A 4.15% 10/1/20	6,757,000	7,106,229
Enterprise Products Operating
•7.034% 1/15/68	9,989,000	11,599,207
9.75% 1/31/14	4,133,000	4,441,483
#Gazprom 144A 3.85% 2/6/20	3,800,000	3,819,000
#Gazprom Neft Capital 144A 4.375% 9/19/22	7,515,000	7,449,244
#IPIC GMTN 144A 5.50% 3/1/22	3,024,000	3,522,960
Kinder Morgan Energy Partners
3.50% 9/1/23	4,100,000	4,165,342
9.00% 2/1/19	7,116,000	9,531,690
Lukoil International Finance 6.125% 11/9/20	7,685,000	8,760,900
Murphy Oil
2.50% 12/1/17	2,385,000	2,397,516
3.70% 12/1/22	4,765,000	4,638,508
Newfield Exploration 5.625% 7/1/24	4,660,000	4,823,100
Pemex Project Funding Master Trust 6.625% 6/15/35	252,000	303,030
Pertamina Persero
#144A 4.875% 5/3/22	5,050,000	5,264,625
#144A 6.00% 5/3/42	4,595,000	4,698,388
Petrobras International Finance
3.875% 1/27/16	4,670,000	4,910,440
5.375% 1/27/21	8,139,000	8,822,619
Petrohawk Energy 7.25% 8/15/18	1,400,000	1,568,281
Petroleos de Venezuela 9.00% 11/17/21	12,995,600	12,378,309
Petroleos Mexicanos
#144A 3.50% 1/30/23	6,845,000	6,845,000
5.50% 6/27/44	3,615,000	3,737,910
Plains All American Pipeline 8.75% 5/1/19	6,223,000	8,440,971
Pride International 6.875% 8/15/20	15,411,000	19,349,574
#PTT 144A 3.375% 10/25/22	4,255,000	4,240,112
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	2,054,906	2,217,243
#Rosneft Oil 144A 4.199% 3/6/22	2,114,000	2,100,788

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Sinopec Group Overseas Development 2012 144A 2.75% 5/17/17	5,317,000	$5,556,988
Spectra Energy Capital 3.30% 3/15/23	3,470,000	3,488,905
Statoil 2.45% 1/17/23	3,690,000	3,637,853
Sunoco Logistics Partners Operations 3.45% 1/15/23	9,970,000	9,884,527
Talisman Energy 5.50% 5/15/42	12,475,000	13,022,877
Total Capital Canada 2.75% 7/15/23	7,240,000	7,276,048
TransCanada PipeLines
3.80% 10/1/20	132,000	144,949
•6.35% 5/15/67	11,503,000	12,281,673
Williams Partners 7.25% 2/1/17	5,610,000	6,754,305
Woodside Finance
#144A 8.125% 3/1/14	6,460,000	6,875,036
#144A 8.75% 3/1/19	3,419,000	4,568,543

		284,027,283

Paper & Forest Products–0.39%
Georgia-Pacific 8.00% 1/15/24	12,269,000	17,011,717
International Paper
6.00% 11/15/41	2,240,000	2,615,697
9.375% 5/15/19	1,002,000	1,378,774

		21,006,188

Pharmaceuticals–0.62%
GlaxoSmithKline Capital
2.80% 3/18/23	5,195,000	5,238,248
4.85% 5/15/13	4,500,000	4,524,008
#Mylan 144A 3.125% 1/15/23	4,920,000	4,854,746
Zoetis
#144A 1.875% 2/1/18	7,750,000	7,808,939
#144A 3.25% 2/1/23	10,375,000	10,542,691

		32,968,632

Real Estate Investment Trusts–2.12%
Alexandria Real Estate Equities 4.60% 4/1/22	5,877,000	6,344,956
American Tower 5.90% 11/1/21	6,950,000	8,157,430
American Tower Trust I
#144A 1.551% 3/15/18	9,575,000	9,647,746
#144A 3.07% 3/15/23	5,930,000	6,006,696
BRE Properties 3.375% 1/15/23	4,665,000	4,642,128
Developers Diversified Realty
4.625% 7/15/22	1,635,000	1,771,902
4.75% 4/15/18	3,227,000	3,571,592
7.50% 4/1/17	1,020,000	1,213,585
7.875% 9/1/20	5,792,000	7,375,116
9.625% 3/15/16	478,000	582,990
Digital Realty Trust 5.25% 3/15/21	8,118,000	9,016,606

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust (continued)
5.875% 2/1/20	3,169,000	$3,615,385
Duke Realty 3.625% 4/15/23	4,280,000	4,294,488
Host Hotels & Resorts
3.75% 10/15/23	3,960,000	3,985,384
4.75% 3/1/23	1,065,000	1,150,200
5.25% 3/15/22	7,291,000	8,129,465
5.875% 6/15/19	2,255,000	2,488,956
Mack-Cali Realty 4.50% 4/18/22	3,835,000	4,093,540
National Retail Properties
3.80% 10/15/22	2,055,000	2,106,155
Regency Centers
4.80% 4/15/21	1,740,000	1,937,909
5.875% 6/15/17	2,752,000	3,163,870
UDR 4.625% 1/10/22	4,775,000	5,254,907
Ventas Realty 2.70% 4/1/20	3,975,000	3,994,322
#WEA Finance 144A
4.625% 5/10/21	4,934,000	5,512,822
Weingarten Realty Investors
3.50% 4/15/23	5,165,000	5,150,114

		113,208,264

Road & Rail–0.33%
Burlington Northern Santa Fe
4.45% 3/15/43	12,580,000	12,776,902
#Korea Expressway 144A
1.875% 10/22/17	4,570,000	4,573,473

		17,350,375

Semiconductors & Semiconductor Equipment–0.69%
Intel 2.70% 12/15/22	18,415,000	18,283,848
Maxim Integrated Products 3.375% 3/15/23	3,490,000	3,522,045
National Semiconductor 6.60% 6/15/17	8,480,000	10,299,401
#Samsung Electronics America 144A 1.75% 4/10/17	4,495,000	4,563,697

		36,668,991

Software–0.18%
Microsoft 2.125% 11/15/22	4,775,000	4,677,284
Oracle 5.75% 4/15/18	470,000	567,756
Symantec 4.20% 9/15/20	4,015,000	4,294,597

		9,539,637

Specialty Retail–0.24%
#QVC 144A 4.375% 3/15/23	12,645,000	12,808,904

		12,808,904

Tobacco–0.14%
#Imperial Tobacco Finance 144A
3.50% 2/11/23	7,450,000	7,531,451

		7,531,451

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services–1.01%
America Movil SAB de CV 5.00% 3/30/20	12,382,000	$13,987,859
#Crown Castle Towers 144A 4.883% 8/15/20	28,005,000	32,284,538
#VimpelCom 144A 7.748% 2/2/21	6,895,000	7,739,638

		54,012,035

Total Corporate Bonds (Cost $1,898,832,763)		2,006,857,229

MUNICIPAL BONDS–2.87%
California State Revenue Anticipation Notes Series A1 2.50% 6/20/13	18,500,000	18,593,980
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	23,403,638
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	6,425,000	8,310,031
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	19,038,542
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	4,861,538
New York Sales Tax Asset Receivables Taxable Series B 4.66% 10/15/14 (NATL-RE, FGIC)	400,000	425,256
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bonds Series A2 5.45% 11/15/32	18,055,000	21,562,184
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	24,502,803

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	$4,534,945
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	15,586,714
University of Missouri Systems Facilities Revenue Board of Curators Taxable Build America Bonds 5.792% 11/1/41	9,235,000	12,208,301

Total Municipal Bonds (Cost $122,578,572)		153,027,932

NON-AGENCY ASSET-BACKED SECURITIES–2.55%
AEP Texas Central Transition Funding Series 2012-1 A2 1.976% 6/1/21	7,253,000	7,452,849
Ally Master Owner Trust
•Series 2010-4 A 1.273% 8/15/17	5,000,000	5,075,685
•Series 2011-1 A1 1.073% 1/15/16	4,616,000	4,640,751
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	5,356,000	5,470,190
Bank of America Auto Trust Series 2012-1 A3 0.78% 6/15/16	8,426,000	8,455,988
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	15,284,000	18,354,494
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	8,482,000	8,786,402
#•Centurion CDO VII Series 2004-7A A2 144A 0.702% 1/30/16	694,853	692,282
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	4,526,000	5,807,646
Citicorp Residential Mortgage Securities
•Series 2006-3 A4 5.703% 11/25/36	64,563	64,412
Series 2006-3 A5 5.948% 11/25/36	5,708,000	5,516,388
Discover Card Master Trust Series 2012-A1 A1 0.81% 8/15/17	5,862,000	5,897,600

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	1,969,985	$1,978,133
Ford Credit Auto Lease Trust Series 2012-A A4 1.03% 4/15/15	7,252,000	7,292,089
General Electric Capital Credit Card Master Note Trust
Series 2012-2 A 2.22% 1/18/22	2,225,000	2,303,574
Series 2012-6 A 1.36% 8/17/20	4,960,000	5,001,848
Golden Credit Card Trust
#Series 2012-2A A1 144A 1.77% 1/15/19	2,315,000	2,377,338
#Series 2012-5A A 144A 0.79% 9/15/17	2,420,000	2,424,518
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	4,633,000	4,713,948
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17	2,700,000	2,703,083
Mid-State Trust Series 11 A1 4.864% 7/15/38	748,036	799,747
#Navistar Financial Owner Trust Series 2012-A A2 144A 0.85% 3/18/15	6,324,638	6,333,436
#TAL Advantage V Series 2013-1A A 144A 2.83% 2/22/38	2,950,208	2,959,643
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.603% 10/15/15	3,022,000	3,083,384
#•Victoria Falls CLO Series 2005-1A A2 144A 0.62% 2/17/17	1,119,578	1,109,469
#Volvo Financial Equipment Series 2012-1A A4 144A 1.09% 8/15/17	6,106,000	6,144,547
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21	5,965,000	6,069,280
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15	4,375,000	4,396,223

Total Non-Agency Asset-Backed Securities (Cost $131,407,668)		135,904,947

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	196,488	205,809

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Bank of America Mortgage Securities Series 2004-L 4A1 5.093% 1/25/35		838,027	$844,017
Countrywide Alternative Loan Trust Series 2005-57CB 4A3 5.50% 12/25/35		1,616,205	1,346,544
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27		326,741	345,478
•JPMorgan Mortgage Trust Series 2006-A2 3A3 5.454% 4/25/36		3,111,852	2,794,138
Lehman Mortgage Trust Series 2006-1 1A3 5.50% 2/25/36		359,607	308,845
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33		155,900	166,591
MASTR ARM Trust
•Series 2003-6 1A2 2.825% 12/25/33		305,743	304,572
•Series 2005-6 7A1 5.304% 6/25/35		858,249	839,976
•Series 2006-2 4A1 2.648% 2/25/36		620,646	575,720
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		429,061	434,549
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 2.528% 2/25/35		290,535	181,965
•Structured ARM Loan Trust Series 2004-3AC A2 2.508% 3/25/34		180,197	179,103
♦Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		529,003	545,782
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		1,406,083	1,396,056

Total Non-Agency Collateralized Mortgage Obligations (Cost $11,066,333)			10,469,145

ΔREGIONAL BONDS–1.12%
Australia–0.62%
New South Wales Treasury
3.75% 11/20/20	AUD	4,467,000	6,013,314
6.00% 3/1/22	AUD	16,159,000	19,105,576
Queensland Treasury
4.25% 7/21/23	AUD	865,000	875,476

	Principal Amount°		Value (U.S. $)
ΔREGIONAL BONDS (continued)
Australia (continued)
Victoria Treasury 6.00% 10/17/22	AUD	5,897,000	$7,018,467

			33,012,833

Canada–0.50%
Province of Manitoba
1.125% 6/1/18		11,425,000	11,431,170
2.10% 9/6/22		6,710,000	6,628,500
Province of Quebec
2.625% 2/13/23		8,845,000	8,904,032

			26,963,702

Total Regional Bonds (Cost $60,223,432)			59,976,535

«SENIOR SECURED LOANS–1.31%
Biomet Tranche B1 1st Lien 3.97% 7/25/17		1,990,000	2,013,903
Chrysler Group Tranche B 6.00% 5/24/17		4,974,684	5,079,358
Compass Investors 5.25% 12/14/19		4,817,925	4,872,127
Davita HealthCare Partners Tranche B2 4.00% 11/1/19		11,970,000	12,110,648
First Data 5.20% 3/24/17		15,000,000	15,079,688
Gray Television 4.75% 10/12/19		2,299,054	2,327,434
Level 3 Financing Tranche B2 4.75% 8/1/19		12,000,000	12,171,252
PQ 4.50% 8/7/17		4,049,850	4,096,930
Univision Communications 1st Lien 4.75% 2/22/20		12,000,000	12,090,006

Total Senior Secured Loans (Cost $69,048,382)			69,841,346

ΔSOVEREIGN BONDS–2.81%
Australia–0.11%
Australia Government Inflation-Linked 4.00% 8/20/20	AUD	3,014,000	6,022,752

			6,022,752

Brazil–0.06%
Brazilian Government International 5.625% 1/7/41		2,602,000	3,057,350

			3,057,350

Colombia–0.08%
Colombia Government International 6.125% 1/18/41		3,428,000	4,329,564

			4,329,564

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Finland–0.11%
Finland Government
4.00% 7/4/25	EUR	3,771,000	$5,959,628

			5,959,628

Indonesia–0.75%
Indonesia Treasury
5.625% 5/15/23	IDR	216,667,000,000	22,235,954
7.00% 5/15/22	IDR	68,716,000,000	7,818,244
7.00% 5/15/27	IDR	30,268,000,000	3,343,877
11.00% 11/15/20	IDR	20,152,000,000	2,796,449
#Republic of Indonesia 144A
5.25% 1/17/42		3,516,000	3,762,120

			39,956,644

Ireland–0.16%
#VEB Finance 144A
6.025% 7/5/22		7,850,000	8,723,313

			8,723,313

Mexico–0.27%
Mexican Bonos
7.50% 6/3/27	MXN	78,022,000	7,669,604
7.75% 5/29/31	MXN	34,569,000	3,471,088
Mexico Government International 4.75% 3/8/44		3,006,000	3,126,240

			14,266,932

Norway–0.12%
#Kommunalbanken 144A 1.00% 3/15/18		6,368,000	6,324,532

			6,324,532

Paraguay–0.05%
#Republic of Paraguay 144A 4.625% 1/25/23		2,480,000	2,502,320

			2,502,320

Peru–0.04%
Peruvian Government International 5.625% 11/18/50		1,812,000	2,176,212

			2,176,212

Philippines–0.27%
Philippine Government International
5.00% 1/13/37		4,400,000	5,076,500
9.50% 10/21/24		5,867,000	9,196,523

			14,273,023

Poland–0.24%
Poland Government
4.00% 10/25/23	PLN	16,470,000	5,091,349
5.75% 10/25/21	PLN	22,491,000	7,892,912

			12,984,261

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Russia–0.10%
Russian-Eurobond 7.50% 3/31/30		4,318,300	$5,357,931

			5,357,931

South Africa–0.15%
South Africa Government
7.25% 1/15/20	ZAR	24,042,000	2,735,836
13.50% 9/15/15	ZAR	20,025,000	2,573,532
South Africa Government Inflation Linked 2.75% 1/31/22	ZAR	22,395,106	2,885,918

			8,195,286

Sri Lanka–0.03%
#Sri Lanka Government International 144A 5.875% 7/25/22		1,260,000	1,313,550

			1,313,550

Sweden–0.01%
Sweden Government 3.00% 7/12/16	SEK	1,270,000	206,979

			206,979

Turkey–0.16%
Turkey Government
9.00% 3/5/14	TRY	7,063,000	4,019,720
10.50% 1/15/20	TRY	7,009,000	4,670,988

			8,690,708

United Kingdom–0.10%
United Kingdom Gilt 4.75% 3/7/20	GBP	2,812,000	5,296,525

			5,296,525

Total Sovereign Bonds (Cost $145,819,868)			149,637,510

SUPRANATIONAL BANKS–0.15%
Andina de Fomento 4.375% 6/15/22		4,180,000	4,558,574
International Bank for Reconstruction & Development
3.25% 12/15/17	SEK	620,000	102,247
3.375% 4/30/15	NOK	17,480,000	3,088,890

Total Supranational Banks (Cost $7,785,395)			7,749,711

U.S. TREASURY OBLIGATIONS–14.70%
U.S. Treasury Bonds
2.75% 11/15/42		16,580,000	15,370,174
¥U.S. Treasury Inflation Index Bonds 2.75% 8/15/42		82,226,000	76,303,179

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
0.75% 2/28/18	249,395,000	$249,375,547
2.00% 2/15/23	437,385,000	442,989,214

Total U.S. Treasury Obligations (Cost $779,967,835)		784,038,114

	Number of Shares
PREFERRED STOCK–0.46%
Alabama Power 5.625%	122,235	3,129,216
BB&T 5.85%	89,975	2,359,145
JPMorgan Chase 5.50%	65,000	1,644,500
PNC Financial Services Group
•6.125%	90,000	2,490,300
•8.25%	5,625,000	5,687,421
Public Storage 5.20%	115,600	2,892,312
•U.S. Bank 6.00%	86,000	2,394,240
Wells Fargo 5.20%	152,200	3,879,578

Total Preferred Stock (Cost $23,187,783)		24,476,712

MONEY MARKET MUTUAL FUND–0.00%
Dreyfus Treasury & Agency Cash Management Fund	36,838	36,838

Total Money Market Mutual Fund (Cost $36,838)		36,838

	Number of Contracts
OPTION PURCHASED–0.00%
Put Option–0.00%
U.S. 10 yr Futures, strike price $128.50, expires 4/27/13 (JPMC)	1,179	18,422

Total Option Purchased (Cost $280,455)		18,422

	Principal Amount°
SHORT-TERM INVESTMENTS–24.04%
Certificates of Deposit–4.13%
Bank of Montreal Chicago 0.14% 4/2/13	55,000,000	54,999,769
Bank of Nova Scotia 0.18% 4/16/13	50,000,000	50,001,580
Chase Bank USA 0.18% 6/4/13	50,000,000	50,005,665
National Bank of Canada New York 0.58% 6/13/13	10,225,000	10,231,749

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Certificates of Deposit (continued)
Toronto Dominion Bank NY 0.17% 4/25/13	55,000,000	$55,000,858

		220,239,621

≠Discounted Commercial Paper–17.19%
Abbey National North America 0.34% 4/1/13	55,000,000	55,000,000
Abbott Laboratories 0.14% 5/28/13	6,795,000	6,794,194
American Honda Finance
0.16% 5/23/13	15,330,000	15,325,533
0.16% 6/5/13	35,000,000	34,987,054
Baker Hughes 0.17% 4/11/13	34,800,000	34,797,728
Bank of Nova Scotia 0.08% 4/1/13	25,000,000	25,000,000
BMW US Capital
0.11% 4/1/13	15,280,000	15,280,000
0.13% 4/25/13	17,500,000	17,497,442
0.16% 4/8/13	18,000,000	17,999,120
BNP Paribas Canada 0.13% 4/1/13	53,500,000	53,500,000
Brown University 0.15% 5/6/13	6,500,000	6,499,025
Coca-Cola 0.21% 6/4/13	3,750,000	3,749,292
Commonwealth Bank of Australia ×0.255% 6/17/13	45,000,000	44,983,395
Cornell University 0.20% 4/4/13	4,500,000	4,499,865
CPPIB Capital
0.14% 4/29/13	37,340,000	37,334,235
0.16% 6/20/13	15,315,000	15,307,209
Credit Suisse New York 0.26% 7/30/13	18,205,000	18,190,514
DNB Bank 0.09% 4/3/13	55,000,000	54,999,175
Emory University 0.16% 5/13/13	31,000,000	31,000,000
Koch Resources ×0.16% 4/8/13	13,140,000	13,139,357
Leland Stanford Jr Univ 0.16% 5/16/13	11,100,000	11,096,004
Leland Stanford Junior University 0.21% 4/25/13	36,500,000	36,495,620
Merck 0.09% 4/1/13	3,500,000	3,500,000
Nestle Capital 0.24% 8/23/13	11,050,000	11,045,548
Novartis Finance 0.10% 4/2/13	9,675,000	9,674,973

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Roche Holdings ×0.09% 4/23/13	14,765,000	$14,763,977
Rockwell Collins 0.10% 4/1/13	15,000,000	15,000,000
Standard Chartered Bank
0.19% 5/6/13	5,000,000	4,999,123
0.20% 4/8/13	28,760,000	28,758,945
0.22% 5/14/13	31,095,000	31,088,032
Total Capital Canada 0.10% 4/2/13	79,760,000	79,759,778
Toyota Motor Credit
0.19% 5/9/13	20,000,000	19,997,014
0.24% 8/27/13	20,000,000	19,980,522
University of Chicago
0.17% 6/17/13	31,300,000	31,289,045
0.18% 7/17/13	28,600,000	28,584,270
Wal-Mart Stores ×0.14% 4/10/13	55,000,000	54,999,038

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Yale University 0.17% 7/9/13	10,000,000	$9,992,962

		916,907,989

U.S. Treasury Obligations–2.72%
U.S. Treasury Bills
0.105% 5/23/13	36,250,000	36,246,991
0.105% 5/30/13	36,250,000	36,246,448
0.12% 6/6/13	36,250,000	36,246,665
0.125% 6/13/13	36,250,000	36,245,940

		144,986,044

Total Short Term Investments (Cost $1,282,099,006)		1,282,133,654

TOTAL VALUE OF SECURITIES–117.54% (Cost $6,091,682,777)	6,268,286,987
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(17.54%)	(935,362,051)

NET ASSETS APPLICABLE TO 375,248,905 SHARES OUTSTANDING–100.00%	$5,332,924,936

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $748,279,899, which represented 14.03% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
«	Of this amount, $1,411,670,327 represents payable for securities purchased and $379,352,621 represents receivables for securities sold as of March 31, 2013.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2013.
×	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2013, the aggregate value of these securites was $127,885,767, which represented 2.40% of the Fund’s net assets. See Note 4 in “Notes.”
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
¥	Fully or partially pledged as collateral for futures contracts.

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(14,536,976)	USD	14,723,921	4/12/13	$(393,603)
BAML	BRL	23,537,913	USD	(11,707,492)	4/12/13	(76,221)
BAML	CLP	5,791,800	USD	(12,137,558)	4/12/13	119,052
BAML	COP	15,676,428,000	USD	(8,619,255)	4/12/13	(43,529)
BAML	EUR	(40,203,443)	USD	52,354,130	4/12/13	814,301
BAML	INR	134,943,748	USD	(2,438,008)	4/12/13	39,843
BAML	JPY	(229,156,156)	USD	2,448,720	4/12/13	14,018
BAML	MXN	196,606,042	USD	(15,853,025)	4/12/13	43,420
BAML	MYR	23,248,298	USD	(7,463,578)	4/12/13	31,340
BNP	RUB	237,421,050	USD	(7,693,613)	4/12/13	(83,049)
CITI	AUD	(6,134,512)	USD	6,395,045	4/12/13	15,545
CITI	PLN	(7,769,978)	USD	2,435,463	4/12/13	52,742
CITI	TRY	7,539,129	USD	(4,165,265)	4/12/13	(7,225)
CSFB	COP	9,704,930,956	USD	(5,299,621)	4/12/13	9,422
CSFB	IDR	86,773,356,720	USD	(8,906,226)	4/12/13	3,887
CSFB	MXN	97,268,609	USD	(7,820,152)	4/12/13	44,434
GSC	BRL	18,019,510	USD	(9,054,575)	4/12/13	(150,225)
GSC	GBP	(5,520,699)	USD	8,309,756	4/12/13	(77,978)
GSC	NOK	30,805,909	USD	(5,290,657)	4/12/13	(19,689)
HSBC	EUR	(6,261,042)	USD	8,153,254	4/12/13	126,752
HSBC	GBP	(882,318)	USD	1,328,523	4/12/13	(12,004)
HSBC	JPY	295,586,200	USD	(3,158,900)	4/12/13	(18,403)
JPMC	BRL	9,318,750	USD	(4,679,262)	4/12/13	(74,397)
JPMC	EUR	(10,735,770)	USD	13,969,384	4/12/13	206,390
JPMC	GBP	(1,556,834)	USD	2,342,569	4/12/13	(22,768)
MNB	IDR	160,894,212,896	USD	(16,544,392)	4/1/13	3,120
MSC	AUD	(14,770,665)	USD	15,383,943	4/12/13	23,397
MSC	PLN	(11,091,275)	USD	3,476,921	4/12/13	75,701
MSC	ZAR	(31,438,931)	USD	3,442,834	4/12/13	28,612
TD	CLP	2,323,335,000	USD	(4,875,578)	4/12/13	41,064
TD	GBP	(5,193,369)	USD	7,848,972	4/12/13	(41,442)
TD	JPY	(19,876,142)	USD	209,438	4/12/13	(1,739)
TD	MXN	151,544,163	USD	(12,214,512)	4/12/13	38,486

						$709,254

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
317	Euro-Bund	$59,277,379	$59,119,345	6/11/13	$(158,034)
36	Long Gilt	6,298,024	6,497,290	6/29/13	199,266
(3,247)	U.S. Treasury 10 yr Notes	(423,858,625)	(428,553,266)	6/29/13	(4,694,641)
(158)	U.S. Treasury Long Bonds	(22,568,760)	(22,826,063)	6/29/13	(257,303)

		$(380,851,982)			$(4,910,712)

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ITRAXX Europe Crossover S19 V1 CDS	EUR	20,485,000	5.00%	6/20/18	$123,884
	ITRAXX Europe Subordinate Financials
JPMC	18.1 5 yr CDS	EUR	8,265,000	5.00%	12/20/17	168,900

						$292,784

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–Banque Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CITI–Citigroup Global Markets

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

COP–Colombian Peso

CSFB–Credit Suisse First Boston

EUR–European Monetary Unit

FGIC–Insured by Financial Guaranty Insurance Company

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesia Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY– Japanese Yen

MASTR–Mortgage Asset Securitization Transaction, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NATL-RE–Insured by National Public Finance Guarantee Corporation

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations (continued):

NCUA–National Credit Union Administration

NOK–Norwegian Krone

REMIC–Real Estate Mortgage Investment Conduit

PLN–Polish Zloty

RUB–Russian Ruble

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto-Dominion Bank

TRY–Turkish Lira

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) - LVIP Delaware Bond Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

XLVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Notes (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$6,095,422,666

Aggregate unrealized appreciation	$191,944,754
Aggregate unrealized depreciation	(19,080,433)

Net unrealized appreciation	$172,864,321

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$1,728,749,603	$1,743,381	$1,730,492,984
Corporate Debt	—	2,076,698,575	—	2,076,698,575
Foreign Debt	—	217,363,756	—	217,363,756
Money Market Mutual Fund	36,838	—	—	36,838
Municipal Bonds	—	153,027,932	—	153,027,932
U.S. Treasury Obligation	—	784,038,114	—	784,038,114
Short-Term Investments	—	1,282,133,654	—	1,282,133,654
Preferred Stock	18,789,291	5,687,421	—	24,476,712
Option Purchased	—	18,422	—	18,422

Total	$18,826,129	$6,247,717,477	$1,743,381	$6,268,286,987

Foreign Currency Exchange Contracts	$—	$709,254	$—	$709,254

Futures Contracts	$(4,910,712)	$—	$—	$(4,910,712)

Swap Contracts	$—	$292,784	$—	$292,784

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund uses futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended March 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Notes (continued)

3. Derivatives (continued)

Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options written were outstanding at March 31, 2013.

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2013, net unrealized appreciation of CDS contracts was $292,784. If a credit event had occurred for all open swap transactions where collateral posting was required as of March 31, 2013, the Fund would have received EUR 28,750,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Notes (continued)

4. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. As of March 31, 2013, no securities have been determined to be illiquid. Section (4)2 and Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Bond Fund–22

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.12%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	7,128	$8,291
•Series 2005-106 QF 0.714% 12/25/35	2,893,978	2,913,307
•Series 2006-40 F 0.504% 5/25/36	335,331	335,830
Freddie Mac REMICs
•Series 3152 JF 0.653% 8/15/35	354,504	357,197
•Series 3311 VF 0.443% 5/15/37	622,993	622,339
•Series 3780 LF 0.603% 3/15/29	67,973	68,063
•Series 3800 AF 0.703% 2/15/41	1,036,886	1,045,220
•GNMA Series 2010-46 MF 0.603% 5/16/34	623,625	627,985

Total Agency Collateralized Mortgage Obligations (Cost $5,937,784)		5,978,232

AGENCY MORTGAGE-BACKED SECURITIES–0.04%
Fannie Mae S.F. 20 yr
5.00% 11/1/23	32,310	35,509
5.50% 12/1/29	35,631	38,909
Fannie Mae S.F. 30 yr
4.00% 11/1/40	130,519	139,211

Total Agency Mortgage-Backed Securities (Cost $213,648)		213,629

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.27%
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	325,000	332,644
JPMorgan Chase Commercial Mortgage Securities Series 2011-C5 A3 4.171% 8/15/46	535,000	598,149
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	500,000	503,360

Total Commercial Mortgage-Backed Securities (Cost $1,457,818)		1,434,153

CONVERTIBLE BONDS–0.94%
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	89,000	71,256
Chesapeake Energy 2.50% exercise price $51.14, expiration date 5/15/37	21,000	20,226
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35	815,000	828,244

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Linear Technology 3.00% exercise price $42.07, expiration date 4/30/27	410,000	$439,213
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	705,000	710,288
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	387,000	421,104
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	45,000	99,928
Nuance Communications 2. 75% exercise price $32.30, expiration date 11/1/31	350,000	363,344
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	200,000	195,500
PHH 4.00% exercise price $25.80, expiration date 8/27/14	990,000	1,093,331
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	300,000	388,125
Steel Dynamics 5.125% exercise price $17.25, expiration date 6/15/14	35,000	39,463
#TIBCO Software 144A 2.25% exercise price $50.57, expiration date 4/30/32	380,000	369,788

Total Convertible Bonds (Cost $4,777,892)		5,039,810

	Number of Shares
CONVERTIBLE PREFERRED STOCK–0.00%
MetLife 5.00% exercise price $44.28, expiration date 9/4/13	100	4,940

Total Convertible Preferred Stock (Cost $4,780)		4,940

	Principal Amount°
CORPORATE BONDS–69.23%
Aerospace & Defense–1.01%
Precision Castparts 1.25% 1/15/18	2,100,000	2,106,802
•United Technologies 0.787% 6/1/15	3,250,000	3,283,573

		5,390,375

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Components–0.62%
Delphi 6.125% 5/15/21	1,200,000	$1,326,000
•Johnson Controls 0.708% 2/4/14	2,000,000	2,006,050

		3,332,050

Automobiles–0.75%
Daimler Finance North America
#•144A 0.905% 1/9/15	1,150,000	1,155,160
#•144A 1.48% 9/13/13	1,260,000	1,265,063
#144A 2.25% 7/31/19	500,000	502,936
#•Volkswagen International Finance 144A 1.032% 3/21/14	1,100,000	1,105,830

		4,028,989

Beverages–3.23%
#Anadolu Efes 144A 3.375% 11/1/22	530,000	507,475
Anheuser-Busch InBev Worldwide
•0.665% 7/14/14	2,200,000	2,210,259
•0.851% 1/27/14	1,053,000	1,056,428
•Coca-Cola Enterprises 0.59% 2/18/14	2,330,000	2,336,319
#Heineken 144A 3.40% 4/1/22	245,000	254,953
PepsiCo
•0.497% 2/26/16	4,925,000	4,931,437
4.50% 1/15/20	2,000,000	2,310,972
#Pernod-Ricard 144A 5.75% 4/7/21	1,185,000	1,410,510
#SABMiller Holdings 144A 1.85% 1/15/15	2,250,000	2,287,278

		17,305,631

Biotechnology–0.83%
Amgen
3.875% 11/15/21	2,390,000	2,613,298
4.10% 6/15/21	505,000	559,699
Genzyme 3.625% 6/15/15	700,000	746,667
GlaxoSmithKline Capital 2.80% 3/18/23	505,000	509,204

		4,428,868

Capital Markets–2.28%
#Banco BTG Pactual 144A 4.00% 1/16/20	375,000	362,813
Bank Nederlandse Gemeenten
#144A 1.375% 3/19/18	1,500,000	1,514,190
#144A 2.50% 1/23/23	1,058,000	1,057,981
•Bank of New York Mellon 1.138% 11/24/14	500,000	505,920
Jefferies Group 5.125% 1/20/23	1,695,000	1,798,093
Lazard Group 6.85% 6/15/17	915,000	1,052,988
Morgan Stanley
•1.538% 2/25/16	2,370,000	2,381,784
3.75% 2/25/23	375,000	379,824

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
•Rabobank 0.76% 3/18/16	2,450,000	$2,450,343
#Sberbank of Russia 144A 6.125% 2/7/22	600,000	672,000

		12,175,936

Chemicals–1.95%
Airgas
1.65% 2/15/18	495,000	496,362
2.375% 2/15/20	285,000	284,834
Cabot
2.55% 1/15/18	535,000	550,573
3.70% 7/15/22	535,000	544,078
CF Industries
6.875% 5/1/18	1,240,000	1,487,338
7.125% 5/1/20	500,000	620,393
Dow Chemical 8.55% 5/15/19	475,000	639,282
duPont (E.I.) deNemours
•0.704% 3/25/14	3,140,000	3,153,876
2.80% 2/15/23	1,200,000	1,221,377
LyondellBasell Industries 5.75% 4/15/24	840,000	989,100
#Mexichem 144A 4.875% 9/19/22	400,000	425,000

		10,412,213

Commercial Banks–7.62%
•Abbey National Treasury Services 1.881% 4/25/14	1,360,000	1,373,184
#•Australia & New Zealand Banking Group 144A 1.045% 1/10/14	675,000	678,499
#Banco Santander Mexico 144A 4.125% 11/9/22	785,000	790,888
Bancolombia 5.125% 9/11/22	388,000	391,880
•Bank of Montreal 0.771% 4/29/14	1,125,000	1,130,362
•Bank of Nova Scotia 0.68% 3/15/16	2,100,000	2,100,294
Barclays Bank 7.625% 11/21/22	600,000	593,250
BBVA US Senior 4.664% 10/9/15	270,000	277,041
Branch Banking & Trust
•0.588% 5/23/17	980,000	963,278
•0.60% 9/13/16	1,755,000	1,736,943
#Caixa Economica Federal 144A 2.375% 11/6/17	610,000	594,140
#•CoBank 144A 0.88% 6/15/22	425,000	384,262
Fifth Third Bank
•0.40% 5/17/13	1,545,000	1,545,023
•0.697% 2/26/16	3,170,000	3,170,288
•Fifth Third Capital Trust IV 6.50% 4/15/37	100,000	100,625
#HSBC Bank 144A 4.75% 1/19/21	1,015,000	1,162,331
#•ING Bank 144A 1.924% 9/25/15	1,500,000	1,530,542

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
#JPMorgan Chase Bank 144A 6.00% 6/19/13	BRL	79,900	$1,034,300
#•National Australia Bank 144A 1.025% 4/11/14		1,110,000	1,118,236
•National City Bank 0.651% 6/7/17		3,360,000	3,324,999
•PNC Funding 0.501% 1/31/14		870,000	870,913
Regions Financial 5.75% 6/15/15		385,000	417,981
Royal Bank of Canada
•0.65% 3/8/16		1,755,000	1,757,285
•1.002% 10/30/14		2,100,000	2,119,238
Standard Chartered
#•144A 1.242% 5/12/14		1,300,000	1,312,294
#144A 3.95% 1/11/23		670,000	668,622
•SunTrust Bank 0.578% 8/24/15		1,415,000	1,394,048
SVB Financial Group 5.375% 9/15/20		310,000	351,976
•Svenska Handelsbanken 0.732% 3/21/16		1,385,000	1,385,194
#Turkiye Halk Bankasi 144A 3.875% 2/5/20		350,000	345,625
•USB Capital IX 3.50% 10/29/49		465,000	432,497
Wachovia
•0.55% 6/15/17		1,700,000	1,678,609
•0.674% 10/15/16		2,449,000	2,423,077
Zions Bancorp
4.50% 3/27/17		200,000	213,821
7.75% 9/23/14		1,260,000	1,370,342

			40,741,887

Commercial Services & Supplies–0.41%
#ADT 144A 2.25% 7/15/17		1,070,000	1,075,214
International Lease Finance
5.875% 4/1/19		105,000	113,941
6.25% 5/15/19		796,000	875,600
#Penske Truck Leasing 144A 4.875% 7/11/22		145,000	153,197

			2,217,952

Computers & Peripherals–0.67%
•Hewlett-Packard 0.568% 5/24/13		1,490,000	1,489,969
NetApp
2.00% 12/15/17		1,780,000	1,791,946
3.25% 12/15/22		285,000	281,158

			3,563,073

Construction & Engineering–0.11%
URS
#144A 4.10% 4/1/17		380,000	395,271

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Construction & Engineering (continued)
URS (continued)
#144A 5.25% 4/1/22	200,000	$210,361

		605,632

Construction Materials–0.21%
Cemex
#•144A 5.283% 9/30/15	650,000	676,813
#144A 9.50% 6/15/18	200,000	233,500
#Cemex Finance 144A 9.375% 10/12/22	200,000	233,500

		1,143,813

Consumer Finance–4.15%
#•American Honda Finance 144A 0.518% 11/3/14	1,210,000	1,211,348
Capital One Financial
•0.936% 11/6/15	1,700,000	1,711,621
•1.454% 7/15/14	1,070,000	1,081,973
Ford Motor Credit 3.00% 6/12/17	1,400,000	1,437,225
John Deere Capital
•0.405% 10/8/14	4,000,000	4,005,208
•0.451% 4/25/14	1,500,000	1,502,628
•0.454% 7/15/13	500,000	500,349
0.95% 6/29/15	1,500,000	1,514,639
PACCAR Financial
•0.534% 6/5/14	1,830,000	1,835,453
•0.563% 2/8/16	2,800,000	2,804,374
Toyota Motor Credit
•0.43% 3/10/15	1,445,000	1,447,084
•0.472% 1/23/15	3,145,000	3,146,447

		22,198,349

Containers & Packaging–0.02%
Rock Tenn 4.00% 3/1/23	110,000	111,463

		111,463

Diversified Financial Services–5.71%
#•American Honda Finance 144A 0.68% 6/18/14	2,500,000	2,509,333
Bank of America
•0.565% 10/14/16	1,350,000	1,319,121
•1.354% 3/22/18	4,800,000	4,801,118
•1.722% 1/30/14	710,000	716,345
2.00% 1/11/18	2,905,000	2,894,458
3.30% 1/11/23	365,000	360,657
3.875% 3/22/17	365,000	393,015
#CDP Financial 144A 4.40% 11/25/19	600,000	687,959
ERAC USA Finance
#144A 3.30% 10/15/22	245,000	247,319
#144A 5.25% 10/1/20	730,000	848,867

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital
•1.281% 3/15/23	2,450,000	$2,462,591
#144A 3.80% 6/18/19	250,000	269,471
4.375% 9/16/20	125,000	139,817
5.55% 5/4/20	1,335,000	1,594,632
6.00% 8/7/19	1,060,000	1,288,652
•7.125% 12/15/49	400,000	466,032
#Hyundai Capital America 144A 4.00% 6/8/17	890,000	958,801
JPMorgan Chase
•0.908% 2/26/16	2,875,000	2,878,729
•1.201% 1/25/18	1,000,000	1,007,752
4.35% 8/15/21	325,000	359,167
•National Rural Utilities Cooperative Finance 0.555% 4/4/14	1,750,000	1,752,748
#Temasek Financial I 144A 2.375% 1/23/23	750,000	726,005
#Tenedora Nemak 144A 5.50% 2/28/23	480,000	487,200
#•USB Realty 144A 1.451% 12/22/49	1,600,000	1,394,000

		30,563,789

Diversified Telecommunication Services–3.61%
AT&T
•0.677% 2/12/16	6,200,000	6,230,204
2.625% 12/1/22	530,000	512,821
•British Telecommunications 1.405% 12/20/13	2,000,000	2,016,020
CenturyLink 5.80% 3/15/22	1,395,000	1,414,886
#Deutsche Telekom International Finance 144A 2.25% 3/6/17	300,000	307,619
#Digicel 144A 6.00% 4/15/21	435,000	433,913
#Digicel Group 144A 10.50% 4/15/18	200,000	224,500
#Lynx II 144A 6.375% 4/15/23	205,000	215,763
#Oi 144A 5.75% 2/10/22	595,000	623,263
#Qtel International Finance 144A 3.25% 2/21/23	230,000	226,263
Qwest 6.75% 12/1/21	165,000	190,298
#TBG Global 144A 4.625% 4/3/18	460,000	463,450
#Telefonica Chile 144A 3.875% 10/12/22	800,000	789,359
Verizon Communications
#•144A 0.481% 3/6/15	1,360,000	1,360,122
2.00% 11/1/16	1,255,000	1,296,350
6.10% 4/15/18	425,000	513,471
Virgin Media Secured Finance 6.50% 1/15/18	1,500,000	1,605,000

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Vivendi 144A 6.625% 4/4/18	775,000	$907,268

		19,330,570

Electric Utilities–4.17%
#American Transmission Systems 144A 5.25% 1/15/22	1,040,000	1,207,777
•Appalachian Power 0.665% 8/16/13	5,585,000	5,591,574
#APT Pipelines 144A 3.875% 10/11/22	275,000	273,867
Consumers Energy 2.85% 5/15/22	235,000	243,336
#•Electricite de France 144A 5.25% 12/29/49	1,500,000	1,492,991
Entergy Mississippi 3.10% 7/1/23	250,000	252,533
•Georgia Power 0.60% 3/15/16	4,900,000	4,906,424
Great Plains Energy 5.292% 6/15/22	1,040,000	1,182,478
LG&E & KU Energy 3.75% 11/15/20	1,745,000	1,856,235
#Metropolitan Edison 144A 3.50% 3/15/23	500,000	509,950
NextEra Energy Capital Holdings
1.20% 6/1/15	1,000,000	1,008,099
•6.35% 10/1/66	1,000,000	1,060,830
•Northeast Utilities 1.03% 9/20/13	1,100,000	1,103,670
•PPL Capital Funding 6.70% 3/30/67	200,000	212,686
#Saudi Electricity Global Sukuk 2 144A 3.473% 4/8/23	345,000	347,025
•Southern California Edison 0.73% 9/15/14	1,060,000	1,066,099

		22,315,574

Energy Equipment & Services–1.24%
•BP Capital Markets 0.881% 3/11/14	1,955,000	1,966,073
Noble Holding International 3.05% 3/1/16	450,000	469,674
#•Schlumberger Investment 144A 0.83% 9/12/14	2,920,000	2,941,996
Transocean 3.80% 10/15/22	895,000	883,427
Weatherford International Bermuda 4.50% 4/15/22	360,000	371,507

		6,632,677

Food & Staples Retailing–0.55%
•Walgreen 0.78% 3/13/14	2,500,000	2,507,305

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
#Wesfarmers 144A 1.874% 3/20/18		415,000	$419,064

			2,926,369

Food Products–3.92%
#BFF International 144A 7.25% 1/28/20		255,000	303,450
#BRF-Brasil Foods 144A 5.875% 6/6/22		450,000	501,750
•Campbell Soup 0.599% 8/1/14		2,970,000	2,978,868
ConAgra Foods 3.20% 1/25/23		425,000	424,490
Cosan Luxembourg
#144A 5.00% 3/14/23		210,000	211,785
#144A 9.50% 3/14/18	BRL	715,000	366,658
#ESAL 144A 6.25% 2/5/23		535,000	540,350
General Mills
•0.601% 1/29/16		1,730,000	1,732,690
•0.64% 5/16/14		2,775,000	2,784,804
Ingredion 1.80% 9/25/17		1,500,000	1,504,503
•Kellogg 0.522% 2/13/15		5,480,000	5,489,705
Kraft Foods 5.375% 2/10/20		405,000	482,566
Kraft Foods Group
1.625% 6/4/15		2,250,000	2,285,885
3.50% 6/6/22		810,000	848,616
5.375% 2/10/20		445,000	531,782

			20,987,902

Gas Utilities–0.18%
National Fuel Gas 3.75% 3/1/23		950,000	965,096

			965,096

Health Care Equipment & Supplies–0.67%
#CareFusion 144A 3.30% 3/1/23		765,000	772,343
•DENTSPLY International 1.79% 8/15/13		1,100,000	1,104,588
Medtronic 2.75% 4/1/23		870,000	868,938
St Jude Medical 3.25% 4/15/23		860,000	865,471

			3,611,340

Health Care Providers & Services–1.35%
Cardinal Health 1.70% 3/15/18		680,000	678,707
Laboratory Corporation of America Holdings 2.20% 8/23/17		210,000	212,550
•Quest Diagnostics 1.134% 3/24/14		2,580,000	2,593,346
•UnitedHealth Group 0.412% 8/28/14		2,155,000	2,155,041
WellPoint 3.30% 1/15/23		1,535,000	1,558,719

			7,198,363

Hotels, Restaurants & Leisure–0.44%
Carnival 1.20% 2/5/16		1,445,000	1,447,854

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants 3.35% 11/1/22	450,000	$428,837
Wyndham Worldwide
2.50% 3/1/18	300,000	302,040
4.25% 3/1/22	155,000	162,629

		2,341,360

Household Durables–0.05%
Newell Rubbermaid 2.05% 12/1/17	245,000	246,630

		246,630

Household Products–0.15%
Energizer Holdings 4.70% 5/24/22	735,000	783,662

		783,662

Independent Power Producers & Energy Traders–0.27%
Exelon Generation
4.00% 10/1/20	150,000	158,616
4.25% 6/15/22	1,225,000	1,291,353

		1,449,969

Industrial Conglomerates–0.64%
•Danaher 0.532% 6/21/13	3,135,000	3,136,527
Tyco Electronics Group 1.60% 2/3/15	265,000	268,263

		3,404,790

Insurance–2.79%
American International Group
6.40% 12/15/20	90,000	111,635
8.25% 8/15/18	500,000	649,223
•Berkshire Hathaway Finance 0.635% 1/10/14	1,480,000	1,484,091
•Chubb 6.375% 3/29/67	1,045,000	1,153,419
#Liberty Mutual Group 144A 4.95% 5/1/22	365,000	400,961
MassMutual Global Funding II
#•144A 0.685% 1/14/14	2,400,000	2,407,978
#•144A 0.783% 9/27/13	550,000	551,533
#•MetLife Institutional Funding II 144A 1.182% 4/4/14	3,150,000	3,176,454
Metropolitan Life Global Funding I
#•144A 0.63% 3/19/14	1,000,000	1,002,990
#144A 3.875% 4/11/22	100,000	108,236
New York Life Global Funding
#•144A 0.565% 4/4/14	765,000	767,574
#144A 1.65% 5/15/17	1,000,000	1,015,997
Principal Financial Group 3.30% 9/15/22	850,000	865,642
Prudential Financial •5.625% 6/15/43	630,000	655,200

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial (continued)
•5.875% 9/15/42	565,000	$603,844

		14,954,777

Internet Software & Services–0.43%
Amazon.com 2.50% 11/29/22	760,000	741,191
Baidu 3.50% 11/28/22	750,000	762,383
eBay 2.60% 7/15/22	275,000	275,356
#Tencent Holdings 144A 3.375% 3/5/18	500,000	522,449

		2,301,379

IT Services–0.56%
International Business Machines
1.25% 2/6/17	1,385,000	1,400,109
1.25% 2/8/18	585,000	588,300
Western Union 2.875% 12/10/17	975,000	990,620

		2,979,029

Life Sciences Tools & Services–0.10%
Thermo Fisher Scientific 3.20% 5/1/15	525,000	548,900

		548,900

Machinery–0.33%
•Eaton 0.61% 6/16/14	1,750,000	1,751,229

		1,751,229

Media–2.51%
#CC Holdings GS V 144A 3.849% 4/15/23	120,000	121,146
COX Communications
#144A 3.25% 12/15/22	440,000	447,918
#144A 6.25% 6/1/18	350,000	426,811
Discovery Communications 3.25% 4/1/23	705,000	716,812
Historic TW 6.875% 6/15/18	430,000	537,122
Interpublic Group
3.75% 2/15/23	330,000	320,800
4.00% 3/15/22	885,000	892,684
#Myriad International Holdings 144A 6.375% 7/28/17	745,000	842,819
NBCUniversal Enterprise
#•144A 0.965% 4/15/18	4,865,000	4,855,479
#144A 1.662% 4/15/18	325,000	325,968
#144A 1.974% 4/15/19	245,000	246,026
NBCUniversal Media 5.15% 4/30/20	450,000	534,130
#SES 144A 3.60% 4/4/23	605,000	610,723
Time Warner Cable
5.85% 5/1/17	1,240,000	1,441,355
8.25% 4/1/19	400,000	521,333

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Viacom 3.25% 3/15/23	580,000	$583,728

		13,424,854

Metals & Mining–0.59%
ArcelorMittal 10.35% 6/1/19	415,000	524,685
Barrick Gold 3.85% 4/1/22	410,000	419,908
Barrick North America Finance 4.40% 5/30/21	155,000	165,797
BHP Billiton Finance USA 3.25% 11/21/21	155,000	164,048
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	1,405,000	1,411,896
#Samarco Mineracao 144A 4.125% 11/1/22	459,000	447,755

		3,134,089

Multiline Retail–0.39%
Dollar General 4.125% 7/15/17	75,000	80,906
•Target 0.473% 7/18/14	2,000,000	2,004,684

		2,085,590

Multi-Utilities–2.74%
#Abu Dhabi National Energy 144A 2.50% 1/12/18	200,000	201,600
Ameren Illinois 9.75% 11/15/18 .	385,000	530,888
CenterPoint Energy 6.50% 5/1/18	850,000	1,039,319
CMS Energy 5.05% 3/15/22	200,000	231,219
•DTE Energy 0.987% 6/3/13	4,580,000	4,584,553
GDF Suez
#144A 1.625% 10/10/17	1,400,000	1,408,767
#144A 2.875% 10/10/22	385,000	384,073
•Integrys Energy Group 6.11% 12/1/66	600,000	636,521
SCANA 4.125% 2/1/22	1,445,000	1,520,428
Sempra Energy
•1.04% 3/15/14	2,675,000	2,689,437
2.875% 10/1/22	495,000	494,632
•Wisconsin Energy 6.25% 5/15/67	856,000	930,035

		14,651,472

Office Electronics–0.23%
Xerox
•1.68% 9/13/13	1,200,000	1,204,764
6.35% 5/15/18	40,000	46,932

		1,251,696

Oil, Gas & Consumable Fuels–4.40%
Apache 2.625% 1/15/23	505,000	492,209
#CNOOC Finance 2012 144A 3.875% 5/2/22	360,000	380,058
Ecopetrol 7.625% 7/23/19	590,000	741,925

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
El Paso Pipeline Partners Operating 6.50% 4/1/20	860,000	$1,046,356
•Enbridge Energy Partners 8.05% 10/1/37	1,090,000	1,254,700
Energy Transfer Partners 3.60% 2/1/23	540,000	538,469
Enterprise Products Operating
3.20% 2/1/16	50,000	53,089
•7.034% 1/15/68	995,000	1,155,392
#Gazprom 144A 3.85% 2/6/20	350,000	351,750
#Gazprom Neft Capital 144A
4.375% 9/19/22	460,000	455,975
Kinder Morgan Energy Partners
3.50% 9/1/23	390,000	396,215
6.00% 2/1/17	775,000	901,729
Lukoil International Finance 6.125% 11/9/20	610,000	695,400
Murphy Oil
2.50% 12/1/17	810,000	814,251
3.70% 12/1/22	400,000	389,382
Newfield Exploration 5.625% 7/1/24	430,000	445,050
#Pertamina Persero 144A 4.875% 5/3/22	555,000	578,588
Petrobras International Finance
3.875% 1/27/16	1,085,000	1,140,862
5.375% 1/27/21	37,000	40,108
Petrohawk Energy
7.25% 8/15/18	405,000	453,681
7.875% 6/1/15	1,100,000	1,138,469
Petroleos Mexicanos
#144A 3.50% 1/30/23	140,000	140,000
4.875% 1/24/22	910,000	1,010,100
Plains All American Pipeline 5.00% 2/1/21	640,000	741,551
#PTT 144A 3.375% 10/25/22	450,000	448,425
#Rosneft Oil 144A 3.149% 3/6/17	270,000	272,025
Spectra Energy Capital 3.30% 3/15/23	330,000	331,798
Statoil 2.45% 1/17/23	300,000	295,760
Sunoco Logistics Partners Operations 3.45% 1/15/23	880,000	872,456
Total Capital Canada
•0.683% 1/17/14	1,405,000	1,409,656
•0.683% 1/15/16	1,500,000	1,507,686
2.75% 7/15/23	275,000	276,369
•TransCanada PipeLines
6.35% 5/15/67	1,485,000	1,585,524
Williams Partners 7.25% 2/1/17	575,000	692,286

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Woodside Finance 144A 8.125% 3/1/14	475,000	$505,517

		23,552,811

Paper & Forest Products–0.23%
Georgia-Pacific 8.00% 1/15/24	805,000	1,116,182
International Paper 9.375% 5/15/19	90,000	123,842

		1,240,024

Pharmaceuticals–2.01%
AbbVie
#•144A 1.056% 11/6/15	3,210,000	3,258,490
#144A 1.20% 11/6/15	2,300,000	2,319,345
Allergan 1.35% 3/15/18	3,800,000	3,818,175
#Mylan 144A 3.125% 1/15/23	390,000	384,827
#Zoetis 144A 3.25% 2/1/23	960,000	975,516

		10,756,353

Real Estate Investment Trusts–1.76%
Alexandria Real Estate Equities 4.60% 4/1/22	725,000	782,728
American Tower 5.90% 11/1/21	660,000	774,662
American Tower Trust I
#144A 1.551% 3/15/18	1,940,000	1,954,739
#144A 3.07% 3/15/23	565,000	572,307
BRE Properties 3.375% 1/15/23	345,000	343,308
Developers Diversified Realty 4.625% 7/15/22	115,000	124,629
Digital Realty Trust 5.25% 3/15/21	1,300,000	1,443,901
Duke Realty 3.625% 4/15/23	415,000	416,405
Host Hotels & Resorts
3.75% 10/15/23	665,000	669,263
4.75% 3/1/23	140,000	151,200
5.25% 3/15/22	545,000	607,675
Mack-Cali Realty 4.50% 4/18/22	265,000	282,865
National Retail Properties 3.80% 10/15/22	155,000	158,858
UDR 4.625% 1/10/22	255,000	280,629
Ventas Realty 2.70% 4/1/20	385,000	386,871
Weingarten Realty Investors 3.50% 4/15/23	460,000	458,674

		9,408,714

Road & Rail–0.07%
#Korea Expressway 144A 1.875% 10/22/17	360,000	360,274

		360,274

Semiconductors & Semiconductor Equipment–1.09%
Intel 2.70% 12/15/22	1,810,000	1,797,109

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products 3.375% 3/15/23	340,000	$343,122
National Semiconductor 6.60% 6/15/17	500,000	607,276
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,218,340
•Texas Instruments 0.47% 5/15/13	1,850,000	1,850,947

		5,816,794

Software–0.07%
Microsoft 2.125% 11/15/22	385,000	377,121

		377,121

Specialty Retail–0.13%
QVC
#144A 4.375% 3/15/23	180,000	182,333
5.125% 7/2/22	500,000	530,619

		712,952

Textiles, Apparel & Luxury Goods–0.21%
•VF 1.038% 8/23/13	1,100,000	1,103,485

		1,103,485

Thrift & Mortgage Finance–0.27%
Santander Holdings USA 3.00% 9/24/15	1,400,000	1,436,337

		1,436,337

Tobacco–0.13%
#Imperial Tobacco Finance 144A 3.50% 2/11/23	710,000	717,762

		717,762

Wireless Telecommunication Services–1.38%
America Movil 3.125% 7/16/22	610,000	599,722
#Crown Castle Towers 144A 4.883% 8/15/20	2,185,000	2,518,938
#Digicel Group 144A 8.25% 9/30/20	210,000	223,650
#•VimpelCom Holdings 144A 4.284% 6/29/14	820,000	836,929
•Vodafone Group 0.675% 2/19/16	3,200,000	3,199,136

		7,378,375

Total Corporate Bonds (Cost $364,304,877)		370,358,339

MUNICIPAL BONDS–1.45%
•Kentucky Higher Education Student Loan Revenue Series 1 Class A-1 0.799% 5/1/20	155,000	155,191

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.138% 8/27/29	592,082	$598,891
•New Jersey Economic Development Authority Revenue (Building America Bonds) 1.28% 6/15/13	525,000	525,494
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.487% 12/1/38	580,000	573,655
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 1 1.408% 4/1/40	616,084	629,305
•Series 1 Class A-2 1.208% 7/1/30	925,000	932,039
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 1 1.498% 6/1/40	1,901,279	1,938,830
•Series 2010-A Class A2A 1.511% 9/1/37	655,000	647,140
•State of Connecticut Series A 1.67% 3/1/21	1,750,000	1,776,093

Total Municipal Bonds (Cost $7,699,445)		7,776,638

NON-AGENCY ASSET-BACKED SECURITIES–9.51%
•Ally Master Owner Trust Series 2010-4 A 1.273% 8/15/17	650,000	659,839
American Express Credit Account Master Trust
•Series 2008-6 A 1.403% 2/15/18	2,500,000	2,566,798
•Series 2011-1 B 0.903% 4/17/17	2,000,000	2,011,834
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.443% 5/15/20	3,000,000	2,994,519
#•Avenue Fund Series 2007-6A A1 144A 0.528% 7/17/19	1,193,844	1,164,368
•BA Credit Card Trust Series 2007-A6 A6 0.263% 9/15/16	1,106,500	1,106,740
#•Babson Series 2005-3A A 144A 0.542% 11/10/19	901,916	890,642
#•BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.603% 9/15/17	2,500,000	2,507,703
#•Cabela’s Master Credit Card Trust Series 2012-1A A2 144A 0.733% 2/18/20	3,000,000	3,024,942
•Capital One Multi-Asset Execution Trust Series 2006-A8 A8 0.233% 4/15/16	390,000	389,991

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	255,000	$264,151
#•Centurion VII Series 2004-7A A2 144A 0.702% 1/30/16	115,809	115,380
Chase Issuance Trust
•Series 2012-A6 A 0.333% 8/15/17	2,000,000	2,000,608
•Series 2012-A9 A9 0.353% 10/16/17	2,000,000	2,001,544
•Series 2013-A2 A2 0.303% 2/15/17	1,250,000	1,250,230
#•Chesapeake Funding Series 2012-2A A 144A 0.653% 5/7/24.	2,500,000	2,499,585
•Citibank Credit Card Issuance Trust Series 2008-A6 A6 1.403% 5/22/17	400,000	409,204
Discover Card Master Trust
•Series 2011-A1 A1 0.553% 8/15/16	1,300,000	1,302,882
•Series 2012-A5 A5 0.403% 1/16/18	3,000,000	3,003,480
•Series 2013-A1 A1 0.503% 8/17/20	2,000,000	2,000,000
#Enterprise Fleet Financing
Series 2012-1 A2 144A 1.14% 11/20/17	196,999	197,813
#•Flagship Series 2005-4A AFUN 144A 0.537% 6/1/17	795,055	779,432
#•Ford Credit Floorplan Master Owner Trust Series 2001-3 A2 144A 1.903% 2/15/17	1,015,000	1,042,925
•GE Capital Credit Card Master Note Trust Series 2011-1 A 0.753% 1/15/17	4,250,000	4,267,638
•GE Dealer Floorplan Master Note Trust Series 2012-2 A 0.953% 4/22/19	3,000,000	3,039,051
#Golden Credit Card Trust Series 2012-5A A 144A 0.79% 9/15/17.	180,000	180,336
#•LCM VI Series 6A A 144A 0.517% 5/28/19	999,000	968,371
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17	360,000	360,411
•MBNA Credit Card Master Note Trust Series 2006-A5 A5 0.263% 10/15/15	1,000,000	999,903
•Nissan Master Owner Trust Receivables Series 2013-A A 0.503% 2/15/18	1,290,000	1,290,000

	Principal Amount°		Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•NYLIM Flatiron Series 2006-1A A2A 144A 0.513% 8/8/20		500,000	$488,015
#•Penarth Master Issuer Series 2011-2A A1 144A 0.953% 11/18/15		820,000	822,591
#•PFS Financing Series 2013-AA A 144A 0.753% 2/15/18		1,900,000	1,899,960
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.603% 10/15/15		205,000	209,164
#•Victoria Falls Series 2005-1A A2 144A 0.62% 2/17/17		150,103	148,747
#•Volkswagen Credit Auto Master Trust Series 2011-1A 144A 0.883% 9/20/16		2,000,000	2,013,502

Total Non-Agency Asset-Backed Securities (Cost $50,771,677)			50,872,299

ΔREGIONAL BONDS–0.30%
Australia–0.10%
New South Wales Treasury 3.75% 11/20/20	AUD	397,000	534,427

Canada–0.20%
Nova Scotia Province 2.375% 7/21/15		1,000,000	1,042,386

Total Regional Bonds (Cost $1,569,339)			1,576,813

«SENIOR SECURED LOANS–10.29%
ARAMARK 4.00% 9/30/19		205,000	207,895
Avaya Tranche B-5 8.00% 3/31/18		223,199	225,234
Avis Budget Car Rental 3.75% 3/15/19		1,820,000	1,849,006
Bausch & Lomb Tranche B 5.25% 5/17/19		1,503,638	1,519,492
Blackboard 6.25% 10/4/18		268,652	272,681
BNY ConvergEx Group 8.75% 12/17/17		211,327	209,940
BNY ConvergEx Group (EZE Castle Software) 8.75% 12/17/17		88,674	88,092
Bresnan Broadband Holdings 4.50% 12/14/17		950,764	958,686
Brickman Group Holdings Tranche B1 5.50% 10/14/16		369,387	376,159
Brock Holdings III
6.01% 3/16/17		316,524	319,689
10.00% 3/16/18		80,000	80,800
Burlington Coat Factory Warehouse 5.50% 2/23/17		1,234,754	1,253,275

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Caesars Entertainment Operating Tranche B6 5.45% 1/28/18	269,855	$250,628
Chrysler Group 6.00% 5/24/17	1,210,843	1,236,321
Compass Investors Tranche B 5.25% 12/14/19	1,650,863	1,669,435
Crown Castle Tranche B 4.00% 1/31/19	2,014,798	2,034,603
DaVita Tranche B 4.50% 10/20/16	752,304	761,003
Delos Aircraft 4.75% 4/12/16	250,000	252,500
Delta Air Lines 4.25% 4/15/17	883,307	895,729
Dynegy Power 9.25% 8/4/16	189,709	198,167
Edwards Cayman Islands II 4.75% 3/5/20	95,000	95,119
Ellucian 4.50% 1/29/18	178,862	180,707
Emdeon Tranche B 5.00% 11/2/18	395,010	400,900
Endo Health Solutions Tranche B 4.00% 6/17/18	86,500	87,192
Equipower Resources Tranche B 5.50% 12/21/18	416,140	424,593
First Data 5.20% 3/24/17	1,590,209	1,598,657
Generac Power Systems Tranche B 6.25% 5/30/18	362,444	369,240
Getty Images Tranche B 3.78% 10/18/19	463,838	470,563
Gray Television 4.75% 10/12/19	62,658	63,431
HD Supply 4.50% 10/12/17	1,100,000	1,111,978
Hologic 4.50% 8/1/19	447,750	454,222
Houghton International 1st Lien 5.00% 12/13/19	259,350	263,808
IASIS Healthcare 4.50% 5/3/18	1,047,411	1,062,795
Immucor 5.00% 8/19/18	454,267	459,804
Ineos US Finance 5.50% 5/4/15	495,000	505,271
Infor US Tranche B2 5.25% 4/5/18	575,657	582,493
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18	1,045,990	1,048,823
Landry’s 4.75% 4/24/18	2,297,069	2,318,126

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Level 3 Financing 4.75% 8/1/19	675,000	$684,633
MultiPlan 4.00% 8/18/17	507,984	514,087
Novelis 3.75% 3/10/17	1,204,924	1,221,814
NRG Energy 3.25% 7/1/18	488,781	495,333
Nuveen Investments 8.25% 2/28/19	505,000	514,548
Nuveen Investments Tranche A 1st Lien 5.20% 5/15/17	325,000	331,856
OSI Restaurant Partners Tranche B 1st Lien 4.75% 10/23/19	594,750	604,249
Penn National Gaming Tranche B 3.75% 7/16/18	1,193,955	1,204,993
PQ 4.50% 8/7/17	977,550	988,914
PVH Tranche B 3.25% 12/19/19	2,050,000	2,074,600
Reynolds & Reynolds 3.75% 4/21/18	1,089,286	1,096,094
RGIS Services 5.50% 5/3/17	563,577	571,326
RPI Finance Trust Tranche B 3.50% 5/9/18	2,521,220	2,555,257
Samson Investment Company 2nd Lien 6.00% 9/25/18	815,000	825,086
Sealed Air Tranche B 1st Lien 4.00% 10/3/18	2,708,750	2,753,614
Smart & Final 1st Lien 5.75% 11/15/19	273,315	277,301
Sungard Data Systems 1st Lien 4.50% 1/20/20	139,650	141,192
Swift Transportation 2.95% 12/21/17	149,036	150,694
Toys R Us Tranche B 6.00% 9/1/16	691,196	678,524
TransDigm 3.75% 2/7/20	497,496	503,404
United Air Lines 4.00% 3/12/19	360,000	364,950
Univision Communications 4.75% 2/6/20	565,000	569,238
Univision Communications 1st Lien 4.75% 2/22/20	442,083	445,398
Valeant Pharmaceuticals International 3.50% 12/11/19	3,740,625	3,781,772
Visant 5.25% 12/22/16	170,053	164,987
Warner Chilcott Tranche B1 4.25% 3/15/18	320,394	325,467

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Warner Chilcott Tranche B2 4.25% 3/15/18		113,532	$115,329
Warner Chilcott Tranche B3 4.25% 3/15/18		139,470	141,678
WC Luxco Sarl 4.25% 3/15/18		252,475	256,472
WideOpenWest Finance
4.75% 3/27/19		1,520,000	1,538,050
6.25% 7/17/18		1,109,766	1,124,448
Windstream
3.50% 1/8/20		498,750	504,610
4.00% 8/8/19		1,091,750	1,104,032
Zayo Group 4.50% 7/2/19		233,822	236,599

Total Senior Secured Loans (Cost $54,206,990)			55,017,606

ΔSOVEREIGN BONDS–2.67%
Australia–0.10%
Australia Government Inflation-Linked 4.00% 8/20/20	AUD	268,000	535,533

			535,533

Brazil–0.21%
Brazil Notas do Tesouro Nacional Serie B 6.00% 5/15/15	BRL	90,000	1,096,468

			1,096,468

Colombia–0.14%
•Colombia Government International Bond 2.09% 11/16/15		760,000	763,737

			763,737

Ireland–0.16%
#VEB Finance 144A 6.025% 7/5/22		780,000	866,775

			866,775

Mexico–0.07%
Mexican Bonos 7.75% 5/29/31	MXN	3,879,000	389,492

			389,492

Norway–1.22%
#•Kommunalbanken
144A 0.322% 1/26/15		2,000,000	1,999,478
144A 0.431% 10/31/16		3,000,000	3,004,425
144A 0.469% 2/20/18		1,500,000	1,499,652

			6,503,555

South Africa–0.18%
South Africa Government Inflation Linked 2.75% 1/31/22	ZAR	7,636,574	984,078

			984,078

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sri Lanka–0.07%
#Sri Lanka Government International 144A 5.875% 7/25/22	370,000	$385,725

		385,725

Sweden–0.52%
•Svensk Exportkredit
0.602% 1/23/17	2,200,000	2,207,902
1.042% 8/14/14	550,000	555,461

		2,763,363

Total Sovereign Bonds (Cost $14,475,692)		14,288,726

SUPRANATIONAL BANK–0.07%
Andina de Fomento 4.375% 6/15/22	330,000	359,887

Total Supranational Bank (Cost $354,910)		359,887

U.S. TREASURY OBLIGATIONS–0.76%
U.S. Treasury Inflation Index Notes 0.125% 4/15/17	2,321,762	2,505,509
U.S. Treasury Notes
0.75% 2/28/18	1,015,000	1,014,921
2.00% 2/15/23	555,000	562,111

Total U.S. Treasury Obligations (Cost $4,075,253)		4,082,541

	Number of Shares
PREFERRED STOCK–0.13%
BB&T 5.85%	6,600	173,052
•PNC Financial Services Group 6.125%	5,000	138,350
Public Storage 5.20%	10,200	255,204
•U.S. Bank 6.00%	5,000	139,200

Total Preferred Stock (Cost $670,000)		705,806

	Principal Amount°
COMMERCIAL PAPER–0.37%
•JPMorgan Chase 0.302% 9/3/13	2,000,000	2,000,206

Total Commercial Paper (Cost $2,000,000)		2,000,206

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET MUTUAL FUND–2.86%
Dreyfus Treasury & Agency Cash Management Fund	15,270,317	$15,270,317

Total Money Market Mutual Fund (Cost $15,270,317)		15,270,317

TOTAL VALUE OF SECURITIES–100.01% (Cost $527,790,422)	$534,979,942
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(38,187)

NET ASSETS APPLICABLE TO 52,502,664 SHARES OUTSTANDING–100.00%	$534,941,755

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $118,183,644, which represented 22.09% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2013.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2013.

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and swap contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	BRL	2,333,464	USD	(1,160,639)	4/12/13	$(7,556)
BAML	CLP	405,834,000	USD	(850,484)	4/12/13	8,342
BAML	COP	945,880,000	USD	(520,000)	4/12/13	(2,560)
BAML	EUR	(340,873)	USD	443,895	4/12/13	6,904
BAML	INR	25,117,916	USD	(453,801)	4/12/13	7,416
BAML	MXN	19,454,891	USD	(1,568,715)	4/12/13	4,297
BAML	MYR	4,276,916	USD	(1,373,050)	4/12/13	5,766
BNP	RUB	45,440,891	USD	(1,472,509)	4/12/13	(15,895)
CSFB	COP	1,449,842,743	USD	(791,723)	4/12/13	1,408
CSFB	MXN	18,694,002	USD	(1,502,950)	4/12/13	8,540
HSBC	EUR	157,760	USD	(205,439)	4/12/13	(3,194)
JPMC	EUR	(1,593,453)	USD	2,073,401	4/12/13	30,633
MSC	AUD	(508,159)	USD	529,258	4/12/13	805
TD	GBP	(338,331)	USD	511,336	4/12/13	(2,700)
TD	MXN	9,256,592	USD	(741,061)	4/12/13	7,374

						$49,580

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.19		1,280,000	5.00%	12/20/17	$(28,362)
JPMC	CDX.NA.IG.20		10,000,000	1.00%	6/20/18	1,991
JPMC	ITRAXX Europe Crossover S19 V1 CDS	EUR	1,015,000	5.00%	6/20/18	6,138
	ITRAXX Europe Subordinate Financials
JPMC	18.1 5 yr CDS	EUR	690,000	5.00%	12/20/17	(18,712)

Total						$(38,945)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[2]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
JPMC
10 yr Interest Rate Swap	44,800,000	0.979%	0.301%	1/29/18	$(147,181)
10 yr Interest Rate Swap	41,000,000	1.994%	0.301%	1/29/23	(40,222)
MSC
3 yr Interest Rate Swap	27,000,000	0.460%	0.311%	11/30/15	22,393
7 yr Interest Rate Swap	40,000,000	1.396%	0.283%	3/6/20	160,697

Total	152,800,000				$(4,313)

The use of foreign currency exchange contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

[2]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–Banque Paribas

BRL–Brazilian Real

CDS–Credit Default Swap

CSFB–Credit Suisse First Boston

CLP–Chilean Peso

COP–Colombian Peso

EUR–European Monetary Unit

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

HSBC–Hong Kong Shanghai Bank

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

REMIC–Real Estate Mortgage Investment Conduit

RUB–Russian Ruble

S.F.–Single Family

TD–Toronto Dominion Bank

USD–United States Dollar

yr–year

ZAR–South African Rand

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Diversified Floating Rate Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$527,865,337

Aggregate unrealized appreciation	$8,275,298
Aggregate unrealized depreciation	(1,160,693)

Net unrealized appreciation	$7,114,605

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $5,397,642 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Agency, Asset Backed & Mortgage Backed Securities.	$—	$58,498,313	$58,498,313
Corporate Debt	4,940	430,415,755	430,420,695
Foreign Debt	—	16,225,426	16,225,426
Municipal Bonds	—	7,776,638	7,776,638
U.S. Treasury Obligation	—	4,082,541	4,082,541
Preferred Stock	705,806	—	705,806
Commercial Paper	—	2,000,206	2,000,206
Money Market Mutual Fund	15,270,317	—	15,270,317

Total	$15,981,063	$518,998,879	$534,979,942

Foreign Currency Exchange Contracts	$—	$49,580	$49,580

Swap Contracts	$—	$(43,258)	$(43,258)

During the period ended March 31, 2013, there were no transfers of investments between Level 1 investments, Level 2 invwestments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reported period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/ depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees

LVIP Delaware Diversified Floating Rate Fund–17

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

3. Derivatives (continued)

to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2013, the net unrealized depreciation of credit default swaps was $38,945. The Fund has posted $140,000 cash collateral for open swap contracts. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2013, the Fund would have received EUR1,705,000 and USD11,280,000 less the value of the contracts’ related reference obligations. The Fund received $156,000 in securities collateral for open swap contracts.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/ or Ba or lower by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–70.15%
U.S. MARKETS–44.57%
Aerospace & Defense–1.48%
†Esterline Technologies	2,160	$163,512
Honeywell International	4,190	315,717
†KEYW Holding	7,680	123,878
Lockheed Martin	1,700	164,084
Northrop Grumman	15,000	1,052,250
Raytheon	17,900	1,052,341
Rockwell Collins	1,200	75,744
Triumph Group	2,670	209,595
United Technologies	4,710	440,055

		3,597,176

Air Freight & Logistics–0.10%
FedEx	1,450	142,390
†XPO Logistics	5,270	88,747

		231,137

Auto Components–0.57%
†Borg Warner	1,000	77,340
Cooper Tire & Rubber	4,460	114,444
Johnson Controls	30,300	1,062,621
†Tenneco	3,250	127,758

		1,382,163

Automobiles–0.09%
Ford Motor	17,310	227,627

		227,627

Beverages–0.23%
Coca-Cola	2,960	119,702
PepsiCo	5,630	445,389

		565,091

Biotechnology–1.15%
†Acorda Therapeutics	3,320	106,340
†Alkermes	6,790	160,991
†Celgene	14,875	1,724,161
†Cepheid	1,270	48,730
†Gilead Sciences	8,020	392,419
†Incyte	4,210	98,556
†InterMune	5,640	51,042
Spectrum Pharmaceuticals	8,230	61,396
†Vertex Pharmaceuticals	2,750	151,195

		2,794,830

Building Products–0.05%
AAON	4,505	124,293

		124,293

Capital Markets–0.82%
Ameriprise Financial	2,910	214,322
Bank of New York Mellon	36,520	1,022,195
BlackRock	1,250	321,100
Evercore Partners Class A	2,020	84,032

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
State Street	4,040	$238,724
†Stifel Financial	1,840	63,793
†Walter Investment Management	1,400	52,150

		1,996,316

Chemicals–0.83%
Cabot	3,300	112,860
Celanese Class A	3,850	169,593
†Chemtura	4,470	96,597
duPont (E.I.) deNemours	25,400	1,248,664
Eastman Chemical	2,500	174,675
Innophos Holdings	1,650	90,024
Koppers Holdings	1,970	86,641
Stepan	690	43,539

		2,022,593

Commercial Banks–0.69%
BBCN Bancorp	5,610	73,267
†Capital Bank Financial	4,130	70,871
Cardinal Financial	6,560	119,261
City Holding	2,560	101,862
Home Bancshares	2,110	79,484
@Independent Bank	2,980	97,118
Park National	1,430	99,800
Prosperity Bancshares	2,430	115,158
Susquehanna Bancshares	9,070	112,740
†Texas Capital Bancshares	1,890	76,451
Trustmark	3,230	80,782
Webster Financial	4,670	113,294
Wells Fargo	12,820	474,212
†Western Alliance Bancorp	4,270	59,097

		1,673,397

Commercial Services & Supplies–0.66%
McGrath RentCorp	2,260	70,286
Republic Services	3,690	121,770
†Tetra Tech	3,180	96,958
United Stationers	3,670	141,846
US Ecology	4,520	120,006
Waste Management	26,900	1,054,749

		1,605,615

Communications Equipment–1.81%
Cisco Systems	52,470	1,097,148
Motorola Solutions	16,328	1,045,482
†NETGEAR	2,270	76,068
Plantronics	2,170	95,892
QUALCOMM	30,935	2,071,098

		4,385,688

Computers & Peripherals–1.06%
Apple	4,845	2,144,542

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals (continued)
†EMC	12,610	$301,253
†Synaptics	3,060	124,511

		2,570,306

Construction & Engineering–0.18%
Fluor	1,780	118,067
Granite Construction	1,070	34,069
†MYR Group	4,490	110,274
URS	3,450	163,565

		425,975

Consumer Finance–0.10%
Capital One Financial	4,510	247,825

		247,825

Containers & Packaging–0.08%
Boise	10,040	86,946
MeadWestvaco	2,590	94,017

		180,963

Diversified Financial Services–1.00%
CME Group	11,150	684,499
†IntercontinentalExchange	7,740	1,262,162
JPMorgan Chase	10,110	479,821

		2,426,482

Diversified Telecommunication Services–1.04%
AT&T	40,547	1,487,669
Atlantic Tele-Network	1,430	69,369
Verizon Communications	19,743	970,368

		2,527,406

Electric Utilities–0.63%
Cleco	2,690	126,511
Edison International	22,470	1,130,690
OGE Energy	2,780	194,544
UIL Holdings	1,990	78,784

		1,530,529

Electrical Equipment–0.13%
Acuity Brands	2,480	171,988
Eaton.	2,280	139,650

		311,638

Electronic Equipment, Instruments & Components–0.14%
Anixter International	1,540	107,677
†FARO Technologies	3,080	133,641
†Rofin-Sinar Technologies	3,180	86,146

		327,464

Energy Equipment & Services–0.85%
Bristow Group	940	61,984
†C&J Energy Services	3,170	72,593
Halliburton	25,800	1,042,578

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
†Key Energy Services	9,050	$73,124
Lufkin Industries	1,520	100,913
National Oilwell Varco	2,310	163,433
†Pioneer Energy Services	10,520	86,790
†RigNet	3,740	93,276
Schlumberger	5,010	375,199

		2,069,890

Food & Staples Retailing–1.57%
Casey’s General Stores	2,350	137,005
CVS Caremark	24,098	1,325,149
Safeway	26,800	706,180
†Susser Holdings	3,030	154,863
Walgreen	31,200	1,487,616

		3,810,813

Food Products–1.31%
Archer-Daniels-Midland	31,200	1,052,376
General Mills	5,620	277,122
J&J Snack Foods	1,230	94,575
Kraft Foods Group	19,633	1,011,688
Mondelez International Class A	23,800	728,518

		3,164,279

Health Care Equipment & Supplies–0.82%
Abbott Laboratories	4,730	167,064
†Align Technology	4,040	135,380
Baxter International	14,500	1,053,280
Conmed	3,320	113,079
CryoLife	8,220	49,402
†Haemonetics	2,890	120,397
†Merit Medical Systems	6,920	84,839
†Quidel	5,540	131,575
West Pharmaceutical Services	1,980	128,581

		1,983,597

Health Care Providers & Services–1.22%
Air Methods	2,800	135,072
Cardinal Health	24,300	1,011,366
†Cross Country Healthcare	8,080	42,905
†Express Scripts Holding	5,140	296,321
Quest Diagnostics	18,100	1,021,745
UnitedHealth Group	6,180	353,558
†WellCare Health Plans	1,710	99,112

		2,960,079

Health Care Technology–0.02%
†Greenway Medical Technologies	2,360	37,524

		37,524

Hotels, Restaurants & Leisure–0.52%
†AFC Enterprises	4,010	145,683
†Buffalo Wild Wings	1,120	98,034

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
CEC Entertainment	2,280	$74,670
Cheesecake Factory	2,280	88,031
†Jack in the Box	3,870	133,863
McDonald’s	3,410	339,943
†SHFL Entertainment	8,370	138,691
Starbucks	4,140	235,814

		1,254,729

Household Products–0.34%
Kimberly-Clark	3,020	295,900
Procter & Gamble	6,700	516,302

		812,202

Industrial Conglomerates–0.16%
General Electric	16,330	377,550

		377,550

Insurance–2.15%
AFLAC	4,700	244,494
Allstate	20,800	1,020,656
American Equity Investment Life Holding	9,120	135,797
AMERISAFE	1,990	70,725
Marsh & McLennan	27,400	1,040,378
Primerica	3,060	100,307
ProAssurance	1,630	77,148
Progressive	45,725	1,155,471
Prudential Financial	1,940	114,441
Travelers	14,910	1,255,273

		5,214,690

Internet & Catalog Retail–1.06%
†Liberty Interactive Class A	61,000	1,304,180
†priceline.com	1,675	1,152,283
†Shutterfly	2,450	108,217

		2,564,680

Internet Software & Services–1.49%
†Brightcove	6,600	40,986
†comScore	3,120	52,354
†ExactTarget	3,290	76,558
†Google Class A	1,925	1,528,508
j2 Global	3,710	145,469
†Liquidity Services	1,750	52,168
†Trulia	540	16,945
†ValueClick	4,790	141,545
†VeriSign	15,750	744,660
†Vocus	6,840	96,786
†Yahoo	30,682	721,947

		3,617,926

IT Services–2.33%
Accenture Class A	3,230	245,383

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
†EPAM Systems	2,500	$58,075
†ExlService Holdings	1,900	62,472
International Business Machines	1,410	300,753
†InterXion Holding	3,450	83,559
MasterCard Class A	3,010	1,628,801
Syntel	1,140	76,973
†TeleTech Holdings	5,220	110,716
†Teradata	15,500	906,905
†VeriFone Systems	12,325	254,881
Visa Class A	11,350	1,927,684

		5,656,202

Life Sciences Tools & Services–0.11%
Thermo Fisher Scientific	3,540	270,775

		270,775

Machinery–0.53%
Barnes Group	4,130	119,481
Caterpillar	6,005	522,255
†Chart Industries	1,620	129,616
†Columbus McKinnon	4,760	91,630
Cummins	1,080	125,075
Deere	1,300	111,774
ESCO Technologies	2,280	93,161
†Kadant	3,570	89,250

		1,282,242

Media–0.34%
Cinemark Holdings	4,360	128,358
Comcast Special Class A	9,970	395,011
National CineMedia	4,800	75,744
Regal Entertainment Group Class A	5,930	98,853
Viacom Class B	2,020	124,371

		822,337

Metals & Mining–0.16%
Allegheny Technologies	4,530	143,646
†Coeur d’Alene Mines	3,220	60,729
Kaiser Aluminum	1,540	99,561
Materion	3,060	87,210

		391,146

Multiline Retail–0.30%
Macy’s	5,600	234,304
Nordstrom	4,230	233,623
Target	3,720	254,634

		722,561

Multi-Utilities–0.16%
MDU Resources Group	6,190	154,688
NorthWestern	1,990	79,321

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Multi-Utilities (continued)
Sempra Energy	1,960	$156,682

		390,691

Office Electronics–0.45%
Xerox	126,300	1,086,180

		1,086,180

Oil, Gas & Consumable Fuels–3.88%
†Bonanza Creek Energy	3,120	120,650
†Carrizo Oil & Gas	3,520	90,710
Chevron	13,746	1,633,300
ConocoPhillips	16,700	1,003,670
†Diamondback Energy	1,220	32,745
EOG Resources	15,150	1,940,261
Exxon Mobil	5,160	464,968
Hess	850	60,869
Kinder Morgan	41,866	1,619,377
†Kodiak Oil & Gas	5,890	53,540
Marathon Oil	35,185	1,186,438
Occidental Petroleum	13,960	1,094,045
†Rosetta Resources	2,260	107,531

		9,408,104

Paper & Forest Products–0.11%
Buckeye Technologies	3,060	91,647
International Paper	2,690	125,300
Neenah Paper	1,870	57,521

		274,468

Personal Products–0.45%
Avon Products	47,400	982,602
†Prestige Brands Holdings	4,110	105,586

		1,088,188

Pharmaceuticals–2.73%
AbbVie	4,730	192,889
Allergan	14,300	1,596,309
Johnson & Johnson	13,732	1,119,570
Merck	33,150	1,466,225
Perrigo	5,415	642,923
Pfizer	55,525	1,602,452

		6,620,368

Professional Services–0.23%
†FTI Consulting	2,380	89,631
Kforce	7,310	119,665
Manpower	1,160	65,795
†RPX	3,370	47,551
Towers Watson Class A	2,590	179,539
†WageWorks	2,640	66,079

		568,260

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts–3.17%
American Campus Communities	1,650	$74,811
American Tower	1,025	78,843
Apartment Investment & Management	3,700	113,442
AvalonBay Communities	1,275	161,504
Boston Properties	2,675	270,336
BRE Properties	900	43,812
Camden Property Trust	2,525	173,417
CBL & Associates Properties	3,750	88,500
Colonial Properties Trust	3,625	81,961
Corporate Office Properties Trust	3,575	95,381
DCT Industrial Trust	25,010	185,074
DDR	4,800	83,616
Digital Realty Trust	1,050	70,256
DuPont Fabros Technology	4,990	121,107
EastGroup Properties	2,190	127,458
EPR Properties	2,610	135,851
Equity Lifestyle Properties	975	74,880
Equity Residential	5,225	287,689
Essex Property Trust	775	116,700
Extra Space Storage	1,500	58,905
Federal Realty Investment Trust	850	91,834
First Industrial Realty Trust	3,375	57,814
First Potomac Realty Trust	2,575	38,187
General Growth Properties	6,350	126,238
HCP	4,650	231,849
Health Care REIT	1,700	115,447
Healthcare Realty Trust	4,475	127,045
Healthcare Trust of America	4,850	56,988
Host Hotels & Resorts	21,265	371,925
Kilroy Realty	2,100	110,040
Kimco Realty	7,350	164,640
LaSalle Hotel Properties	5,050	128,169
Lexington Realty Trust	5,650	66,670
Liberty Property Trust	3,275	130,181
Macerich	1,800	115,884
National Retail Properties	5,695	205,988
Parkway Properties	2,025	37,564
Post Properties	1,475	69,473
ProLogis	5,925	236,882
PS Business Parks	925	73,001
Public Storage	1,800	274,176
Ramco-Gershenson Properties Trust	9,975	167,580
Rayonier	575	34,310
Regency Centers	2,425	128,307
RLJ Lodging Trust	2,000	45,520
Senior Housing Properties Trust	2,050	55,002
Simon Property Group	5,000	792,800
SL Green Realty	2,475	213,122
Sovran Self Storage	2,020	130,270
†Strategic Hotels & Resorts	8,250	68,888
Summit Hotel Properties	6,025	63,082

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
†Sunstone Hotel Investors	3,850	$47,394
Tanger Factory Outlet Centers	2,925	105,827
Taubman Centers	300	23,298
Ventas	3,350	245,220
Vornado Realty Trust	3,225	269,739
Washington Real Estate Investment Trust	850	23,664

		7,687,561

Road & Rail–0.24%
†Genesee & Wyoming	1,190	110,801
Hunt (J.B.) Transport Services	2,200	163,856
Union Pacific	2,230	317,574

		592,231

Semiconductors & Semiconductor Equipment–0.84%
†Amkor Technology	12,770	51,080
†Applied Micro Circuits	11,550	85,701
Avago Technologies	5,310	190,735
†Cirrus Logic	2,980	67,795
Intel	59,146	1,292,340
†Semtech	4,620	163,502
Texas Instruments	5,340	189,463

		2,040,616

Software–2.06%
†Adobe Systems	35,600	1,548,956
†BMC Software	24,950	1,155,934
†Citrix Systems	2,050	147,928
†Fortinet	6,590	156,051
Intuit	19,325	1,268,686
Microsoft	15,810	452,324
†Nuance Communications	3,930	79,307
†Proofpoint	5,390	90,875
†SS&C Technologies Holdings	3,050	91,439

		4,991,500

Specialty Retail–0.77%
DSW Class A	2,400	153,120
†Express	4,550	81,036
†Jos. A Bank Clothiers	2,570	102,543
Lowe’s	27,000	1,023,840
†Sally Beauty Holdings	17,200	505,336

		1,865,875

Textiles, Apparel & Luxury Goods–0.51%
†G-III Apparel Group	3,060	122,737
†Iconix Brand Group	6,070	157,031
Jones Group	2,620	33,326
†Madden (Steven)	3,340	144,088
NIKE Class B	11,950	705,170

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
Perry Ellis International	4,670	$84,947

		1,247,299

Thrift & Mortgage Finance–0.07%
Dime Community Bancshares	5,730	82,283
Flushing Financial	5,770	97,744

		180,027

Trading Companies & Distributors–0.10%
Applied Industrial Technologies	3,170	142,650
†Titan Machinery	3,260	90,465

		233,115

Wireless Telecommunication Services–0.68%
†Crown Castle International	23,400	1,629,576
NTELOS Holdings	1,800	23,058

		1,652,634

Total U.S. Markets (Cost $72,076,593)		108,094,853

§DEVELOPED MARKETS–16.53%
Air Freight & Logistics–0.38%
Deutsche Post	39,701	914,761

		914,761

Auto Components–0.17%
Sumitomo Rubber Industries	25,067	418,094

		418,094

Automobiles–0.91%
Bayerische Motoren Werke	7,356	634,685
Toyota Motor	30,700	1,573,648

		2,208,333

Beverages–0.57%
Carlsberg Class B	7,680	747,342
Coca-Cola Amatil	42,150	639,805

		1,387,147

Chemicals–0.33%
Syngenta ADR	9,500	795,625

		795,625

Commercial Banks–1.57%
BNP Paribas	678	34,778
Mitsubishi UFJ Financial Group	212,200	1,271,442
Nordea Bank	102,756	1,163,722
Standard Chartered	34,684	897,755
†UniCredit	105,121	448,715

		3,816,412

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Construction & Engineering–0.34%
Vinci	18,013	$811,497

		811,497

Construction Materials–0.34%
†Cemex Latam Holdings	41,275	310,213
Lafarge	7,747	514,697

		824,910

Containers & Packaging–0.35%
Rexam	105,602	846,410

		846,410

Electrical Equipment–0.29%
Alstom	17,315	704,699

		704,699

Energy Equipment & Services–0.60%
Subsea 7	32,733	764,947
†Transocean	13,200	685,872

		1,450,819

Food & Staples Retailing–0.62%
Greggs	70,280	509,160
Tesco	172,614	1,000,723

		1,509,883

Food Products–0.62%
†Aryzta	25,464	1,503,167

		1,503,167

Household Durables–0.23%
Techtronic Industries	232,000	564,866

		564,866

Industrial Conglomerates–0.37%
Koninklijke Philips Electronics	30,510	902,837

		902,837

Insurance–0.38%
AXA	51,757	889,683
Maiden Holdings	3,300	34,947

		924,630

IT Services–1.08%
†CGI Group Class A	51,060	1,387,770
Teleperformance	28,780	1,226,463

		2,614,233

Life Sciences Tools & Services–0.05%
†ICON	3,840	123,994

		123,994

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Media–0.27%
Publicis Groupe	9,555	$640,697

		640,697

Metals & Mining–1.08%
Anglo American ADR	9,285	119,275
AuRico Gold	66,648	419,892
Rio Tinto	21,048	986,626
Yamana Gold	70,357	1,083,907

		2,609,700

Multiline Retail–0.76%
Don Quijote	23,700	1,048,661
PPR	3,625	796,445

		1,845,106

Multi-Utilities–0.15%
National Grid	30,625	355,979

		355,979

Oil, Gas & Consumable Fuels–0.41%
Total	20,707	991,524

		991,524

Pharmaceuticals–2.52%
Meda Class A	30,112	356,963
Novartis	16,698	1,186,182
Novo Nordisk ADR	5,275	851,913
Sanofi	12,430	1,263,040
Stada Arzneimittel	26,873	1,100,242
Teva Pharmaceutical Industries ADR	34,000	1,349,120

		6,107,460

Road & Rail–0.50%
East Japan Railway	14,772	1,213,084

		1,213,084

Specialty Retail–0.34%
Nitori Holdings	10,809	832,522

		832,522

Textiles, Apparel & Luxury Goods–0.40%
Yue Yuen Industrial Holdings	297,000	967,994

		967,994

Trading Companies & Distributors–0.40%
ITOCHU	80,160	978,475

		978,475

Wireless Telecommunication Services–0.50%
KDDI	15,700	654,653
Vodafone Group	124,924	354,196

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services (continued)
Vodafone Group ADR	7,450	$211,655

		1,220,504

Total Developed Markets (Cost $31,235,395)		40,085,362

×EMERGING MARKETS–9.05%
Airlines–0.06%
†@Gol Linhas Aereas Inteligentes ADR	22,200	132,090

		132,090

Automobiles–0.14%
Hyundai Motor	741	148,740
Mahindra & Mahindra	11,687	185,429

		334,169

Beverages–0.41%
Fomento Economico Mexicano ADR	2,765	313,828
@Lotte Chilsung Beverage	212	284,649
Tsingtao Brewery	24,072	153,502
United Spirits	6,694	234,188

		986,167

Building Products–0.14%
@KCC	1,230	327,539

		327,539

Chemicals–0.07%
Braskem ADR	12,968	175,587

		175,587

Commercial Banks–1.16%
Banco Santander Brasil ADR	28,604	207,665
Bangkok Bank	31,993	242,280
China Construction Bank	287,239	234,600
ICICI Bank ADR	5,900	253,110
Industrial & Commercial Bank of China	543,238	380,701
Itau Unibanco Holding ADR	15,200	270,560
†KB Financial Group ADR	13,003	429,619
Powszechna Kasa Oszczednosci Bank Polski	9,770	103,639
=Sberbank	128,080	405,873
Standard Bank Group	22,614	291,339

		2,819,386

Construction & Engineering–0.10%
†Empresas ICA ADR	17,900	237,354

		237,354

Construction Materials–0.35%
†Cemex ADR	33,102	404,175
Siam Cement	9,604	157,255
Siam Cement NVDR	7,559	123,770

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Construction Materials (continued)
Ultratech Cement	5,065	$174,380

		859,580

Diversified Financial Services–0.07%
Remgro	8,887	177,120

		177,120

Diversified Telecommunication Services–0.55%
China Telecom	384,800	193,824
China Unicom Hong Kong ADR	23,520	317,050
Chunghwa Telecom ADR	6,527	202,990
†KT ADR	20,966	329,376
Telefonica Brasil ADR	10,695	285,343

		1,328,583

Electronic Equipment, Instruments & Components–0.26%
Hon Hai Precision Industry	146,596	405,860
†LG Display ADR	15,391	224,555

		630,415

Food & Staples Retailing–0.20%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,000	266,400
Wal-Mart de Mexico Series V	68,388	223,709

		490,109

Food Products–0.48%
Brasil Foods ADR	20,399	451,022
China Mengniu Dairy	88,000	252,804
@Lotte Confectionery	142	224,713
Tingyi Cayman Islands Holding	85,541	223,149

		1,151,688

Household Durables–0.08%
LG Electronics	2,601	190,151

		190,151

Insurance–0.09%
†Samsung Life Insurance	2,410	225,104

		225,104

Internet & Catalog Retail–0.24%
Hyundai Home Shopping Network	4,744	590,103

		590,103

Internet Software & Services–0.25%
†Baidu ADR	1,800	157,860
†Sina	4,296	208,743
†Sohu.com	4,900	243,089

		609,692

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
IT Services–0.03%
†WNS Holdings ADR	5,600	$82,544

		82,544

Media–0.19%
Grupo Televisa ADR	17,314	460,726

		460,726

Metals & Mining–0.35%
†Anglo American Platinum	2,998	124,676
†@ArcelorMittal South Africa	17,503	54,169
@Gerdau	17,700	122,483
Gerdau ADR	12,900	99,459
Impala Platinum Holdings	6,490	95,766
Vale ADR	20,952	362,260

		858,813

Oil, Gas & Consumable Fuels–1.63%
Cairn India	35,745	179,400
China Petroleum & Chemical	134,500	158,367
CNOOC ADR	1,077	206,246
Gazprom ADR	47,789	408,596
LUKOIL ADR	5,208	335,916
PetroChina ADR	1,636	215,658
Petroleo Brasileiro ADR	36,669	607,605
†Polski Koncern Naftowy Orlen	9,431	148,834
PTT NVDR	20,378	225,225
#@Reliance Industries GDR 144A	26,398	751,815
†Rosneft GDR	31,778	242,466
Sasol ADR	4,553	201,880
Tambang Batubara Bukit Asam Persero	118,000	174,860
YPF ADR	6,900	98,601

		3,955,469

Paper & Forest Products–0.13%
†@Fibria Celulose ADR	26,410	318,769

		318,769

Personal Products–0.10%
†Hypermarcas	30,300	240,120

		240,120

Real Estate Management & Development–0.15%
#†=Etalon Group GDR 144A	10,500	52,500
†@UEM Land Holdings	362,304	314,539

		367,039

Road & Rail–0.05%
All America Latina Logistica	21,774	108,425

		108,425

Semiconductors & Semiconductor Equipment–0.78%
Samsung Electronics	954	1,293,774

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing	80,944	$270,979
Taiwan Semiconductor Manufacturing ADR	11,400	195,966
United Microelectronics	354,000	131,546

		1,892,265

Transportation Infrastructure–0.06%
Santos Brasil Participacoes	9,975	146,644

		146,644

Wireless Telecommunication Services–0.93%
America Movil ADR	8,958	187,760
China Mobile ADR	5,193	275,904
†MegaFon GDR	9,800	303,800
Mobile Telesystems ADR	8,100	167,994
MTN Group	10,373	182,276
SK Telecom ADR	41,400	739,818
†Turkcell Iletisim Hizmetleri ADR	11,310	188,198
Vodacom Group	17,484	209,095
		2,254,845

Total Emerging Markets (Cost $19,448,783)		21,950,496

Total Common Stock (Cost $122,760,771)		170,130,711

CONVERTIBLE PREFERRED STOCK–0.14%
Apache 6.00% exercise price $109.12, expiration date 8/1/13	700	31,178
ArcelorMittal 6.00% exercise price $20.94, expiration date 12/21/15	500	10,625
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	568	37,701
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	9	10,999
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49	15	15,366
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16	800	14,936
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14	650	28,722

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	38	$44,660
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	15	19,305
MetLife 5.00% exercise price $44.28, expiration date 9/4/13	750	37,050
PPL 9.50% exercise price $28.80, expiration date 7/1/13	650	35,828
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	219	20,157
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	28	36,085

Total Convertible Preferred Stock (Cost $350,430)		342,612

EXCHANGE-TRADED FUNDS–9.42%
iShares MSCI EAFE Growth Index Fund	181,750	11,506,593
iShares MSCI EAFE Index Fund	103,830	6,123,893
Vanguard MSCI EAFE	143,300	5,220,419

Total Exchange-Traded Funds (Cost $17,953,436)		22,850,905

PREFERRED STOCK–0.08%
Alabama Power 5.625%	2,475	63,360
BB&T 5.85%	1,600	41,952
Public Storage 5.20%	1,200	30,024
†U.S. Airways	8	0
Wells Fargo 5.20%	2,600	66,274

Total Preferred Stock (Cost $195,266)		201,610

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.19%
Fannie Mae Grantor Trust
Series 2001-T7 A1 7.50% 2/25/41	65	74
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,426	1,658
Series 2003-26 AT 5.00% 11/25/32	64,678	67,708
Series 2003-122 AJ 4.50% 2/25/28	2,897	2,914

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2010-41 PN 4.50% 4/25/40	65,000	$73,475
•Series 2012-122 SD 5.896% 11/25/42	98,589	26,539
•Series 2012-124 SD 5.946% 11/25/42	99,002	29,109
Series 2013-38 AI 3.00% 4/25/33	100,000	14,500
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	12,056	13,783
Series 4065 DE 3.00% 6/15/32	10,000	10,729
•Series 4148 SA 5.897% 12/15/42	108,976	30,516
GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	177,147

Total Agency Collateralized Mortgage Obligations (Cost $425,992)		448,152

AGENCY MORTGAGE-BACKED SECURITIES–2.50%
•Fannie Mae ARM 5.204% 8/1/35	2,673	2,883
Fannie Mae S.F. 15 yr
2.50% 2/1/28	108,411	112,726
3.00% 11/1/27	13,626	14,406
3.50% 7/1/26	31,110	33,312
3.50% 10/1/26	185,608	196,887
4.00% 11/1/25	158,325	171,972
Fannie Mae S.F. 15 yr TBA
2.50% 4/1/28	806,000	836,099
3.00% 4/1/28	509,000	535,146
Fannie Mae S.F. 20 yr 5.00% 11/1/23	2,911	3,199
Fannie Mae S.F. 30 yr
4.00% 11/1/40	13,349	14,237
4.00% 1/1/41	63,500	67,729
4.00% 9/1/41	9,509	10,145
4.00% 3/1/42	54,476	58,708
4.00% 1/1/43	179,840	191,872
4.50% 7/1/36	9,508	10,248
4.50% 2/1/41	15,977	17,247
4.50% 3/1/41	24,475	26,419
4.50% 8/1/41	33,960	36,658
4.50% 10/1/41	41,764	45,082
4.50% 11/1/41	29,926	32,303
5.00% 2/1/35	64,278	70,041
5.50% 4/1/37	66,164	74,369
6.00% 2/1/41	39,028	43,181
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/43	505,000	520,860
3.00% 5/1/43	235,000	241,720
3.50% 4/1/43	632,000	667,353

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA (continued)
3.50% 5/1/43	560,000	$589,925
4.50% 5/1/43	110,000	118,645
Freddie Mac 4.50% 1/1/41	62,655	65,658
Freddie Mac ARM
•2.342% 12/1/33	18,574	19,807
•2.987% 6/1/37	7,357	7,844
Freddie Mac S.F. 15 yr
4.50% 5/1/20	10,085	10,760
5.50% 5/1/20	235,894	255,168
Freddie Mac S.F. 30 yr
3.00% 11/1/42	29,927	30,844
4.00% 10/1/40	36,725	39,036
4.00% 11/1/40	20,201	21,472
5.50% 7/1/40	458,161	497,497
6.00% 8/1/38	30,638	33,804
6.00% 10/1/38	45,847	50,643
6.00% 5/1/40	253,248	276,891

Total Agency Mortgage-Backed Securities (Cost $6,005,333)		6,052,796

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.67%
•BAML Commercial Mortgage
Series 2005-6 A4 5.188% 9/10/47	100,000	109,791
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	60,000	66,063
•Series 2006-PW12 A4 5.718% 9/11/38	150,000	169,207
♦Commercial Mortgage Pass Through Certificates Series 2013-CR6 A2 2.122% 3/10/46	65,000	66,888
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	100,000	117,708
#•FREMF Mortgage Trust Series 2012-K21 B 144A 3.939% 7/25/45	30,000	30,927
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	125,000	130,553
Series 2005-GG4 A4A 4.751% 7/10/39	50,000	53,232
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	115,048
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	50,000	54,031

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities (continued)
Series 2011-C5 A3 4.171% 8/15/46	85,000	$95,033
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	31,048	31,829
Morgan Stanley BAML Trust Series 2013-C8 AS 3.376% 12/15/48	40,000	40,990
•Series 2013-C8 B 3.676% 12/15/48	20,000	20,629
•Morgan Stanley Capital I Series 2007-T27 A4 5.651% 6/11/42	125,000	146,231
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	50,000	53,285
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	115,080
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	100,000	100,672
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	35,000	35,308
Series 2012-C9 B 3.84% 11/15/45	15,000	15,551
Series 2013-C11 A5 3.071% 3/15/45	30,000	30,731
Series 2013-C11 AS 3.311% 3/15/45	20,000	20,386

Total Commercial Mortgage-Backed Securities (Cost $1,457,559)		1,619,173

CONVERTIBLE BONDS–0.53%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	29,000	28,964
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	27,000	19,558
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	4,000	4,018
Alere 3.00% exercise price $43.98, expiration date 5/15/16	30,000	29,625
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	28,000	30,485

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	52,000	$41,633
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	25,000	24,859
#Blucora 144A 4.25% exercise price $21.66, expiration date 9/28/18	17,000	17,691
Chesapeake Energy 2. 25% exercise price $85. 61, expiration date 12/14/38	11,000	9,818
Chesapeake Energy 2. 50% exercise price $51. 14, expiration date 5/15/37	12,000	11,558
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	31,000	35,301
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	21,000	23,494
#Corporate Office Properties 144A 4.25% exercise price $47.96, expiration date 4/12/30	22,000	22,963
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	32,000	25,680
fGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	36,000	45,045
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	12,000	26,070
Helix Energy Solutions Group 3.25% exercise price $25. 02, expiration date 3/12/32	34,000	41,841
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	33,000	34,650
#Iconix Brand Group 144A 2. 50% exercise price $30. 75, expiration date 5/31/16	24,000	26,775
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	16,000	15,440
Intel 3.25% exercise price $22.20, expiration date 8/1/39	33,000	39,786
Jefferies Group 3.875% exercise price $45.82, expiration date 10/31/29	39,000	40,243

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
L-3 Communications Holdings 3.00% exercise price $91. 21, expiration date 8/1/35	22,000	$22,358
Leap Wireless International 4.50% exercise price $93. 21, expiration date 7/10/14	37,000	37,879
#Lexington Realty Trust 144A 6.00% exercise price $6. 93, expiration date 1/11/30	14,000	24,439
Live Nation Entertainment 2.875% exercise price $27. 14, expiration date 7/14/27	34,000	34,255
MGM Resorts International 4.25% exercise price $18. 58, expiration date 4/10/15	41,000	44,613
#Molina Healthcare 144A 1. 125% exercise price $40. 77, expiration date 1/13/20	5,000	5,025
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	10,000	22,206
Nuance Communications 2. 75% exercise price $32. 30, expiration date 11/1/31	47,000	48,792
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	63,000	61,583
#Opko Health 144A 3. 00% exercise price $7. 07, expiration date 1/28/33	8,000	8,880
#Owens-Brockway Glass Container 144A 3. 00% exercise price $47. 47, expiration date 5/28/15	44,000	44,468
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	19,000	15,580
PHH 4.00% exercise price $25.80, expiration date 8/27/14	49,000	54,114
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	17,000	17,372
#Ryman Hospitality Properties 144A 3.75% exercise price $22.23, expiration date 9/29/14	17,000	35,116
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	36,000	46,575
SBA Communications 4. 00% exercise price $30. 38, expiration date 9/29/14	9,000	21,504

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Steel Dynamics 5.125% exercise price $17.25, expiration date 6/15/14	11,000	$12,403
#TIBCO Software 144A 2. 25% exercise price $50. 57, expiration date 4/30/32	55,000	53,522
#Titan Machinery 144A 3. 75% exercise price $43. 17, expiration date 4/30/19	17,000	17,181
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	9,000	10,516
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	26,000	38,659
#WellPoint 144A 2.75% exercise price $75.57, expiration date 10/15/42	22,000	24,145

Total Convertible Bonds (Cost $1,230,928)		1,296,682

CORPORATE BONDS–10.12%
Aerospace & Defense–0.00%
#DigitalGlobe 144A 5.25% 2/1/21	10,000	9,975

		9,975

Auto Components–0.07%
American Axle & Manufacturing 6.25% 3/15/21	35,000	36,050
Delphi 6.125% 5/15/21	65,000	71,825
Tomkins 9.00% 10/1/18	21,000	23,494
#TRW Automotive 144A 4.50% 3/1/21	40,000	40,800

		172,169

Automobiles–0.03%
Ford Motor 7.45% 7/16/31	66,000	83,801

		83,801

Beverages–0.10%
Constellation Brands 6.00% 5/1/22	55,000	60,363
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	178,546

		238,909

Biotechnology–0.08%
Amgen 3.875% 11/15/21	30,000	32,803
Celgene 3.95% 10/15/20	105,000	113,788
GlaxoSmithKline Capital 2.80% 3/18/23	45,000	45,375

		191,966

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Products–0.03%
Nortek 8.50% 4/15/21	70,000	$78,050

		78,050

Capital Markets–0.22%
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23	114,000	113,998
E Trade Financial 6.375% 11/15/19	40,000	42,500
Jefferies Group
5.125% 1/20/23	20,000	21,216
6.45% 6/8/27	25,000	27,750
6.50% 1/20/43	15,000	16,044
Lazard Group 6.85% 6/15/17	153,000	176,073
Morgan Stanley 3.75% 2/25/23	65,000	65,836
#Nuveen Investments 144A 9.50% 10/15/20	70,000	73,500

		536,917

Chemicals–0.35%
Airgas
1.65% 2/15/18	45,000	45,124
2.375% 2/15/20	30,000	29,983
#Axiall 144A 4.875% 5/15/23	15,000	15,319
Cabot
2.55% 1/15/18	70,000	72,038
3.70% 7/15/22	40,000	40,679
CF Industries
6.875% 5/1/18	90,000	107,952
7.125% 5/1/20	50,000	62,039
Dow Chemical 8.55% 5/15/19	223,000	300,126
du Pont (E.I.) de Nemours 2.80% 2/15/23	50,000	50,891
#MacDermid 144A 9.50% 4/15/17	49,000	50,899
#PolyOne 144A 5.25% 3/15/23	25,000	25,313
Rockwood Specialties Group 4.625% 10/15/20	25,000	25,719
#TPC Group 144A 8.75% 12/15/20	25,000	26,156

		852,238

Commercial Banks–1.02%
Abbey National Treasury Services 4.00% 4/27/16	75,000	79,811
#Banco Santander Mexico 144A 4.125% 11/9/22	150,000	151,125
Bancolombia 5.125% 9/11/22	50,000	50,500
BB&T 5.25% 11/1/19	160,000	184,644
City National 5.25% 9/15/20	100,000	112,721
•Fifth Third Capital Trust IV 6.50% 4/15/37	115,000	115,719
#HSBC Bank 144A 4.75% 1/19/21	150,000	171,773
KeyBank 5.45% 3/3/16	250,000	280,525

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
•National City Bank 0.651% 6/7/17	335,000	$331,510
PNC Funding 5.125% 2/8/20	115,000	134,802
#•PNC Preferred Funding Trust II 144A 1.503% 3/31/49	100,000	88,000
SVB Financial Group 5.375% 9/15/20	160,000	181,665
•USB Capital IX 3.50% 10/29/49	275,000	255,778
Wachovia
•0.674% 10/15/16	45,000	44,524
5.25% 8/1/14	195,000	206,380
Zions Bancorp
4.50% 3/27/17	60,000	64,146
7.75% 9/23/14	20,000	21,751

		2,475,374

Commercial Services & Supplies–0.22%
#ADT 144A 4.125% 6/15/23	45,000	46,790
#Brambles USA 144A 3.95% 4/1/15	175,000	182,791
Geo Group 6.625% 2/15/21	35,000	38,631
International Lease Finance
5.875% 4/1/19	25,000	27,129
6.25% 5/15/19	63,000	69,300
8.25% 12/15/20	35,000	42,963
8.75% 3/15/17	25,000	29,531
#Penske Truck Leasing 144A 4.875% 7/11/22	85,000	89,805

		526,940

Communications Equipment–0.03%
Avaya
#144A 7.00% 4/1/19	25,000	24,563
#144A 10.50% 3/1/21	55,000	52,663

		77,226

Computers & Peripherals–0.03%
NetApp
2.00% 12/15/17	35,000	35,235
3.25% 12/15/22	45,000	44,393

		79,628

Construction & Engineering–0.03%
#URS 144A 4.10% 4/1/17	60,000	62,411

		62,411

Construction Materials–0.10%
#•Cemex 144A 5.283% 9/30/15	150,000	156,188
Headwaters 7.625% 4/1/19	80,000	86,000

		242,188

Containers & Packaging–0.09%
Berry Plastics 9.75% 1/15/21	60,000	70,425

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
#Consolidated Container 144A 10.125% 7/15/20		20,000	$22,000
#Crown Americas 144A 4.50% 1/15/23		15,000	14,625
#Plastipak Holdings 144A 10.625% 8/15/19		44,000	50,600
Rock Tenn 4.00% 3/1/23		10,000	10,133
#Sealed Air 144A 6.50% 12/1/20		40,000	44,000

			211,783

Diversified Financial Services–0.64%
Bank of America
2.00% 1/11/18		65,000	64,764
3.30% 1/11/23		30,000	29,643
3.875% 3/22/17		50,000	53,838
#CDP Financial 144A 4.40% 11/25/19		250,000	286,650
#ERAC USA Finance 144A 5.25% 10/1/20		95,000	110,469
General Electric Capital
2.10% 12/11/19		70,000	71,273
6.00% 8/7/19		286,000	347,693
#•HBOS Capital Funding 144A 6.071% 6/29/49		65,000	58,419
•ING Groep 5.775% 12/29/49		50,000	47,750
JPMorgan Chase
2.92% 9/19/17	CAD	100,000	100,066
6.00% 10/1/17		250,000	294,783
PHH
7.375% 9/1/19		20,000	22,700
9.25% 3/1/16		60,000	70,350

			1,558,398

Diversified Telecommunication Services–0.71%
Bell Canada 3.35% 3/22/23	CAD	294,000	291,476
CenturyLink 5.80% 3/15/22		120,000	121,711
#Clearwire Communications 144A 12.00% 12/1/15		44,000	47,548
Hughes Satellite Systems 7.625% 6/15/21		15,000	17,231
Intelsat Jackson Holdings 7.25% 10/15/20		75,000	82,688
Intelsat Luxembourg
#144A 7.75% 6/1/21		20,000	20,400
#144A 8.125% 6/1/23		10,000	10,200
Level 3 Communications 11.875% 2/1/19		20,000	23,550
Level 3 Financing 10.00% 2/1/18		55,000	61,050
#Oi 144A 5.75% 2/10/22		200,000	209,500
Qwest 6.75% 12/1/21		55,000	63,433
#SES 144A 3.60% 4/4/23		50,000	50,473

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones 6.421% 6/20/16	150,000	$166,735
#Telesat Canada 144A 6.00% 5/15/17	40,000	42,000
Virgin Media Secured Finance 6.50% 1/15/18	200,000	214,000
Vivendi
#144A 3.45% 1/12/18	120,000	124,373
#144A 6.625% 4/4/18	85,000	99,507
West 7.875% 1/15/19	50,000	53,500
Windstream 7.50% 4/1/23	15,000	15,975

		1,715,350

Electric Utilities–0.48%
American Electric Power 1.65% 12/15/17	40,000	40,180
#American Transmission Systems 144A 5.25% 1/15/22	135,000	156,779
#APT Pipelines 144A 3.875% 10/11/22	45,000	44,815
ComEd Financing III 6.35% 3/15/33	60,000	63,000
#•Electricite de France 144A 5.25% 12/29/49	100,000	99,533
•FPL Capital Holdings 6.35% 10/1/66	120,000	127,300
Great Plains Energy 5.292% 6/15/22	100,000	113,700
Indiana Michigan Power 3.20% 3/15/23	15,000	15,174
Ipalco Enterprises 5.00% 5/1/18	45,000	48,825
LG&E & KU Energy
3.75% 11/15/20	100,000	106,375
4.375% 10/1/21	110,000	120,541
#Narragansett Electric 144A 4.17% 12/10/42	35,000	34,499
Pennsylvania Electric 5.20% 4/1/20	55,000	62,829
•PPL Capital Funding 6.70% 3/30/67	40,000	42,537
Public Service Company of Oklahoma 5.15% 12/1/19	70,000	81,877

		1,157,964

Energy Equipment & Services–0.10%
#Hercules Offshore 144A 10.50% 10/15/17	65,000	70,850
Transocean 3.80% 10/15/22	70,000	69,095
Weatherford International Bermuda 9.625% 3/1/19	85,000	111,146

		251,091

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food & Staples Retailing–0.09%
Ingles Markets 8.875% 5/15/17	32,000	$33,600
Rite Aid 9.25% 3/15/20	30,000	34,013
Walgreen 3.10% 9/15/22	90,000	89,241
#Wesfarmers 144A 1.874% 3/20/18	40,000	40,392
#Woolworths 144A 4.55% 4/12/21	25,000	28,155

		225,401

Food Products–0.10%
#ARAMARK 144A 5.75% 3/15/20	15,000	15,413
#BFF International 144A 7.25% 1/28/20	100,000	119,000
ConAgra Foods 3.20% 1/25/23	45,000	44,946
Del Monte 7.625% 2/15/19	60,000	62,550

		241,909

Gas Utilities–0.02%
AmeriGas Finance 6.75% 5/20/20	40,000	43,700

		43,700

Health Care Equipment & Supplies–0.37%
#Alere 144A 7.25% 7/1/18	10,000	10,675
Biomet
#144A 6.50% 8/1/20	25,000	26,625
#144A 6.50% 10/1/20	5,000	5,166
Boston Scientific 6.00% 1/15/20	45,000	52,674
CareFusion
#144A 3.30% 3/1/23	60,000	60,576
6.375% 8/1/19	225,000	272,354
Kinetic Concepts 12.50% 11/1/19	50,000	49,750
Medtronic
2.75% 4/1/23	80,000	79,902
4.00% 4/1/43	10,000	9,769
St. Jude Medical 3.25% 4/15/23	100,000	100,636
Zimmer Holdings
3.375% 11/30/21	90,000	93,142
4.625% 11/30/19	120,000	136,891

		898,160

Health Care Providers & Services–0.13%
Air Medical Group Holdings 9.25% 11/1/18	41,000	45,613
Cardinal Health
1.70% 3/15/18	25,000	24,952
3.20% 3/15/23	35,000	34,898
Community Health Systems 8.00% 11/15/19	20,000	22,250
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	40,000	44,850

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Highmark
#144A 4.75% 5/15/21	40,000	$39,987
#144A 6.125% 5/15/41	20,000	19,073
#MultiPlan 144A 9.875% 9/1/18	65,000	72,556
Tenet Healthcare 8.00% 8/1/20	15,000	16,594

		320,773

Hotels, Restaurants & Leisure–0.13%
Ameristar Casinos 7.50% 4/15/21	40,000	44,050
CKE Restaurants 11.375% 7/15/18	40,000	46,600
Darden Restaurants 3.35% 11/1/22	45,000	42,884
Pinnacle Entertainment 8.75% 5/15/20	20,000	22,075
Royal Caribbean Cruises 5.25% 11/15/22	45,000	45,788
Wyndham Worldwide
2.50% 3/1/18	30,000	30,204
5.625% 3/1/21	55,000	61,865
Wynn Las Vegas 7.75% 8/15/20	25,000	28,156

		321,622

Household Durables–0.12%
Jarden 6.125% 11/15/22	45,000	48,431
M/I Homes 8.625% 11/15/18	50,000	55,750
Mohawk Industries 6.375% 1/15/16	4,000	4,480
Norcraft 10.50% 12/15/15	35,000	36,706
Ryland Group 8.40% 5/15/17	34,000	40,588
#Spectrum Brands Escrow 144A 6.375% 11/15/20	35,000	37,669
Standard Pacific 10.75% 9/15/16	45,000	56,025

		279,649

Household Products–0.04%
Energizer Holdings 4.70% 5/24/22	90,000	95,959

		95,959

Independent Power Producers & Energy Traders–0.11%
AES
7.375% 7/1/21	10,000	11,650
8.00% 6/1/20	35,000	41,650
#Calpine 144A 7.875% 7/31/20	41,000	45,100
Exelon Generation
4.00% 10/1/20	15,000	15,862
4.25% 6/15/22	55,000	57,979
GenOn Energy 9.875% 10/15/20	40,000	46,000
NRG Energy 7.875% 5/15/21	40,000	44,700

		262,941

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.45%
•Chubb 6.375% 3/29/67	115,000	$126,931
ING US
#144A 2.90% 2/15/18	30,000	30,463
#144A 5.50% 7/15/22	35,000	38,795
Liberty Mutual Group
#144A 4.95% 5/1/22	60,000	65,911
#144A 6.50% 5/1/42	45,000	51,454
#•144A 7.00% 3/15/37	35,000	36,225
MetLife 6.817% 8/15/18	310,000	386,873
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	100,000	108,236
Prudential Financial
3.875% 1/14/15	30,000	31,578
•5.625% 6/15/43	20,000	20,800
•5.875% 9/15/42	55,000	58,781
6.00% 12/1/17	55,000	65,690
•XL Group 6.50% 12/31/49	65,000	63,863

		1,085,600

Internet Software & Services–0.16%
Baidu 3.50% 11/28/22	200,000	203,302
eBay 4.00% 7/15/42	60,000	55,279
Equinix
4.875% 4/1/20	23,000	23,288
5.375% 4/1/23	17,000	17,298
GXS Worldwide 9.75% 6/15/15	96,000	99,960

		399,127

IT Services–0.03%
First Data
9.875% 9/24/15	40,000	41,400
11.25% 3/31/16	40,000	40,400

		81,800

Life Sciences Tools & Services–0.00%
Bio-Rad Laboratories 8.00% 9/15/16	4,000	4,283

		4,283

Machinery–0.01%
ArvinMeritor 8.125% 9/15/15	32,000	34,000

		34,000

Media–0.55%
AMC Networks 4.75% 12/15/22	40,000	40,000
#CC Holdings GS V 144A 3.849% 4/15/23	15,000	15,143
CCO Holdings 5.25% 9/30/22	25,000	24,688
Clear Channel Communications 9.00% 3/1/21	35,000	32,856
Clear Channel Worldwide Holdings 7.625% 3/15/20	40,000	41,950

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
#COX Communications 144A 3.25% 12/15/22	75,000	$76,350
CSC Holdings 6.75% 11/15/21	20,000	22,525
DIRECTV Holdings 5.15% 3/15/42	15,000	14,550
Discovery Communications 3.25% 4/1/23	65,000	66,089
DISH DBS
5.875% 7/15/22	40,000	42,150
7.875% 9/1/19	40,000	47,600
Historic TW 6.875% 6/15/18	170,000	212,351
Interpublic Group 3.75% 2/15/23	50,000	48,606
Lamar Media 5.00% 5/1/23	35,000	35,175
#MDC Partners 144A 6.75% 4/1/20	25,000	25,375
#Myriad International Holdings 144A 6.375% 7/28/17	100,000	113,130
#NBCUniversal Enterprise 144A 1.662% 4/15/18	100,000	100,298
Sinclair Television Group
#144A 5.375% 4/1/21	40,000	39,900
#144A 6.125% 10/1/22	15,000	15,788
#Sirius XM Radio 144A 8.75% 4/1/15	40,000	44,700
Time Warner Cable
5.85% 5/1/17	50,000	58,119
8.25% 4/1/19	78,000	101,660
#Univision Communications 144A 6.875% 5/15/19	50,000	53,750
Viacom 3.25% 3/15/23	50,000	50,321

		1,323,074

Metals & Mining–0.25%
AK Steel 7.625% 5/15/20	25,000	22,000
ArcelorMittal 10.35% 6/1/19	145,000	183,324
Century Aluminum 8.00% 5/15/14	56,000	56,350
#FMG Resources August 2006 144A 7.00% 11/1/15	45,000	47,363
#Freeport-McMoRan Copper &
Gold 144A 3.875% 3/15/23	125,000	125,614
Novelis 8.75% 12/15/20	60,000	67,950
Ryerson
#144A 9.00% 10/15/17	25,000	27,406
#144A 11.25% 10/15/18	10,000	10,425
Southern Copper 5.25% 11/8/42	60,000	57,112

		597,544

Multiline Retail–0.01%
Dollar General 4.125% 7/15/17	15,000	16,181

		16,181

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities–0.48%
Ameren Illinois 9.75% 11/15/18	258,000	$355,764
CenterPoint Energy 5.95% 2/1/17	95,000	110,474
CMS Energy
4.25% 9/30/15	65,000	70,101
6.25% 2/1/20	60,000	73,460
•Integrys Energy Group 6.11% 12/1/66	85,000	90,174
Puget Energy 6.00% 9/1/21	35,000	39,845
•Puget Sound Energy 6.974% 6/1/67	145,000	155,185
SCANA 4.125% 2/1/22	75,000	78,915
•Wisconsin Energy 6.25% 5/15/67	165,000	179,271

		1,153,189

Oil, Gas & Consumable Fuels–1.53%
Apache 2.625% 1/15/23	20,000	19,493
#Atlas Pipeline Partners 144A 5.875% 8/1/23	10,000	10,000
Chesapeake Energy
5.375% 6/15/21	5,000	5,031
5.75% 3/15/23	15,000	15,244
Continental Resources 5.00% 9/15/22	35,000	37,363
Ecopetrol 7.625% 7/23/19	94,000	118,205
El Paso Pipeline Partners Operating 6.50% 4/1/20	90,000	109,502
•Enbridge Energy Partners 8.05% 10/1/37	135,000	155,399
Energy Transfer Partners 9.70% 3/15/19	65,000	87,724
#ENI 144A 4.15% 10/1/20	175,000	184,045
•Enterprise Products Operating 7.034% 1/15/68	130,000	150,956
Forest Oil 7.25% 6/15/19	47,000	47,235
Holly 9.875% 6/15/17	40,000	42,750
#IPIC GMTN 144A 5.50% 3/1/22	200,000	233,000
Kinder Morgan Energy Partners
3.50% 9/1/23	35,000	35,558
9.00% 2/1/19	110,000	147,342
Kodiak Oil & Gas 8.125% 12/1/19	20,000	22,700
Murphy Oil
2.50% 12/1/17	25,000	25,131
3.70% 12/1/22	55,000	53,540
#Murray Energy 144A 10.25% 10/15/15	46,000	46,403
Newfield Exploration 5.625% 7/1/24	45,000	46,575
Pemex Project Funding Master Trust 6.625% 6/15/35	30,000	36,075

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance
3.875% 1/27/16	60,000	$63,089
5.375% 1/27/21	48,000	52,032
Petrohawk Energy 7.25% 8/15/18	110,000	123,222
Petroleos de Venezuela 9.00% 11/17/21	566,000	539,115
Petroleos Mexicanos
#144A 3.50% 1/30/23	60,000	60,000
5.50% 6/27/44	30,000	31,020
Plains All American Pipeline 8.75% 5/1/19	115,000	155,988
Pride International 6.875% 8/15/20	200,000	251,114
Range Resources 5.00% 8/15/22	50,000	51,250
#Samson Investment 144A 9.75% 2/15/20	35,000	37,363
Spectra Energy Capital 3.30% 3/15/23	30,000	30,163
Statoil 2.45% 1/17/23	45,000	44,364
Sunoco Logistics Partners Operations 3.45% 1/15/23	55,000	54,528
Talisman Energy 5.50% 5/15/42	90,000	93,953
Total Capital Canada 2.75% 7/15/23	45,000	45,224
•TransCanada PipeLines 6.35% 5/15/67	190,000	202,862
Williams Partners 7.25% 2/1/17	90,000	108,358
#Woodside Finance 144A 8.75% 3/1/19	100,000	133,622

		3,706,538

Paper & Forest Products–0.08%
Georgia-Pacific 8.00% 1/15/24	120,000	166,387
International Paper
6.00% 11/15/41	20,000	23,354
9.375% 5/15/19	10,000	13,760

		203,501

Pharmaceuticals–0.09%
#Mylan 144A 3.125% 1/15/23	20,000	19,735
NBTY 9.00% 10/1/18	85,000	95,413
#Zoetis 144A 3.25% 2/1/23	100,000	101,616

		216,764

Professional Services–0.02%
FTI Consulting 6.75% 10/1/20	45,000	48,938

		48,938

Real Estate Investment Trusts–0.45%
American Tower 5.90% 11/1/21	65,000	76,293

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower Trust I
#144A 1.551% 3/15/18	20,000	$20,152
#144A 3.07% 3/15/23	55,000	55,711
DDR 4.625% 7/15/22	25,000	27,093
Developers Diversified Realty
4.75% 4/15/18	65,000	71,941
7.50% 4/1/17	10,000	11,898
7.875% 9/1/20	120,000	152,799
9.625% 3/15/16	30,000	36,589
Digital Realty Trust 5.25% 3/15/21	175,000	194,371
Duke Realty 3.625% 4/15/23	40,000	40,135
#Geo Group 144A 5.125% 4/1/23	10,000	10,125
Host Hotels & Resorts
3.75% 10/15/23	10,000	10,064
4.75% 3/1/23	65,000	70,200
5.25% 3/15/22	35,000	39,025
5.875% 6/15/19	30,000	33,113
Regency Centers 4.80% 4/15/21	95,000	105,805
Ventas Realty 2.70% 4/1/20	35,000	35,170
#WEA Finance 144A 4.625% 5/10/21	60,000	67,039
Weingarten Realty Investors 3.50% 4/15/23	40,000	39,885

		1,097,408

Real Estate Management & Development–0.05%
#Qatari Diar Finance 144A 5.00% 7/21/20	100,000	114,500

		114,500

Road & Rail–0.05%
#Avis Budget Car Rental 144A 5.50% 4/1/23	45,000	45,113
Burlington Northern Santa Fe 4.45% 3/15/43	20,000	20,313
RSC Equipment Rental 10.25% 11/15/19	45,000	52,538

		117,964

Semiconductors & Semiconductor Equipment–0.09%
Maxim Integrated Products 3.375% 3/15/23	30,000	30,275
National Semiconductor 6.60% 6/15/17	165,000	200,401

		230,676

Software–0.04%
Oracle 5.75% 4/15/18	5,000	6,040
Symantec 4.20% 9/15/20	85,000	90,919

		96,959

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Specialty Retail–0.04%
#QVC 144A 4.375% 3/15/23	60,000	$60,778
Sally Holdings 5.75% 6/1/22	30,000	31,463

		92,241

Textiles, Apparel & Luxury Goods–0.05%
Hanesbrands 6.375% 12/15/20	50,000	54,688
Levi Strauss
6.875% 5/1/22	35,000	38,500
#144A 6.875% 5/1/22	15,000	16,500

		109,688

Trading Companies & Distributors–0.03%
#H&E Equipment Services 144A 7.00% 9/1/22	40,000	44,200
HD Supply
#144A 7.50% 7/15/20	15,000	15,825
11.00% 4/15/20	20,000	24,350

		84,375

Wireless Telecommunication Services–0.22%
#Crown Castle Towers 144A 4.883% 8/15/20	345,000	397,727
#MetroPCS Wireless 144A 6.25% 4/1/21	5,000	5,106
Sprint Nextel 9.125% 3/1/17	55,000	65,313
Vodafone Group 2.95% 2/19/23	60,000	59,927

		528,073

Total Corporate Bonds (Cost $22,738,902)		24,554,915

NON-AGENCY ASSET-BACKED SECURITIES–0.33%
•Ally Master Owner Trust Series 2011-1 A1 1.073% 1/15/16	100,000	100,536
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	100,000	102,132
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	100,000	103,589
General Electric Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	100,844
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17	100,000	100,114
#TAL Advantage V Series 2013-1A A 144A 2.83% 2/22/38	99,167	99,484
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.603% 10/15/15	50,000	51,016

	Principal Amount°		Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43		98,116	$102,454
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21		30,000	30,524

Total Non-Agency Asset-Backed Securities (Cost $781,844)			790,693

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.07%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		6,234	6,529
Series 2005-6 7A1 5.50% 7/25/20		5,001	5,203
•ChaseFlex Trust Series 2006-1 A4 5.564% 6/25/36		100,000	88,526
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 3.149% 1/25/36		24,039	21,822
JPMorgan Mortgage Trust
•Series 2005-A2 5A1 4.243% 4/25/35		681	684
•Series 2007-A1 7A4 3.015% 7/25/35		29,497	13,890
•MASTR ARM Trust Series 2006-2 4A1 2.648% 2/25/36		8,355	7,750
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		24,872	24,695

Total Non-Agency Collarterized Mortgage Obligations (Cost $126,057)			169,099

ΔREGIONAL BONDS–0.30%
Australia–0.24%
New South Wales Treasury
3.75% 11/20/20	AUD	50,000	67,308
6.00% 3/1/22	AUD	190,000	224,646
Queensland Treasury 4.25% 7/21/23	AUD	67,000	67,811
Victoria Treasury 6.00% 10/17/22	AUD	185,000	220,183

			579,948

Canada–0.06%
Province of Manitoba 2.10% 9/6/22		120,000	118,542
Province of Quebec 2.625% 2/13/23		40,000	40,267

			158,809

Total Regional Bonds (Cost $746,065)			738,757

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS–1.52%
Allied Security Holdings Tranche 2L 9.75% 2/2/18	35,000	$35,204
Avis Budget Car Rental 3.75% 3/15/19	45,000	45,717
Bausch & Lomb Tranche B 5.25% 5/17/19	119,374	120,633
BNY ConvergEx Group 8.75% 12/17/17	45,787	45,487
BNY ConvergEx Group (EZE Castle Software) 8.75% 12/17/17	19,213	19,087
Brock Holdings III 10.00% 3/16/18	10,000	10,100
Brock Holdings III Tranche B 6.01% 3/16/17	9,458	9,553
Burlington Coat Factory Warehouse 5.50% 2/23/17	127,377	129,287
Caesars Entertainment Operating Tranche B6 5.45% 1/28/18	142,113	131,988
Chrysler Group 6.00% 5/24/17	189,128	193,107
Clear Channel Communications 3.85% 1/29/16	135,000	119,813
Compass Investors Tranche B 5.25% 12/14/19	54,863	55,480
@Constellation Brands 6.00% 6/29/20	40,000	40,000
DaVita Tranche B 4.50% 10/20/16	24,747	25,033
Delos Aircraft 4.75% 4/12/16	215,000	217,150
Delta Air Lines 4.25% 4/15/17	59,224	60,057
Emdeon Tranche B 5.00% 11/2/18	59,252	60,135
First Data 5.20% 3/24/17	225,450	226,648
Getty Images Tranche B 3.78% 10/18/19	54,863	55,658
Gray Television 4.75% 10/12/19	53,018	53,672
IASIS Healthcare 4.50% 5/3/18	64,346	65,291
Immucor 5.00% 8/19/18	79,688	80,660
Infor US Tranche B2 5.25% 4/5/18	203,465	205,881
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18	59,699	59,861
Landry’s 4.75% 4/24/18	44,887	45,298
Level 3 Financing 4.75% 8/1/19	75,000	76,070

	Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
MultiPlan 4.00% 8/18/17		28,221	$28,560
Novelis 3.75% 3/10/17		47,878	48,549
Nuveen Investments 8.25% 2/28/19		145,000	147,741
Nuveen Investments Tranche A 1st Lien 5.20% 5/15/17		95,812	97,833
OSI Restaurant Partners Tranche B 1st Lien 4.75% 10/23/19		136,500	138,680
PQ 4.50% 8/7/17		34,913	35,318
Remy International 4.25% 3/5/20		62,023	62,876
Samson Investments 2nd Lien 6.00% 9/25/18		95,000	96,176
Sensus USA 2nd Lien 8.50% 5/9/18		80,000	80,500
Smart & Final 1st Lien 5.75% 11/15/19		27,930	28,337
Truven Health Tranche B 5.75% 5/23/19		14,925	15,116
Univision Communications 4.75% 2/6/20		70,000	70,525
Univision Communications 1st Lien 4.75% 2/22/20		119,016	119,909
Warner Chilcott Tranche B1 4.25% 3/15/18		18,258	18,547
Warner Chilcott Tranche B2 4.25% 3/15/18		6,470	6,572
Warner Chilcott Tranche B3 4.25% 3/15/18		7,948	8,074
WC Luxco 4.25% 3/15/18		14,388	14,615
WideOpenWest Finance
4.75% 3/27/19		280,000	283,325
6.25% 7/17/18		159,198	161,304
Zayo Group 4.50% 7/2/19		46,764	47,320

Total Senior Secured Loans (Cost $3,629,396)			3,696,747

ΔSOVEREIGN BONDS–1.91%
Australia–0.03%
Australia Government Inflation-Linked 4.00% 8/20/20	AUD	34,000	67,941

			67,941

Brazil–0.05%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	267,000	135,181

			135,181

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia–0.14%
Colombia Government International
4.375% 3/21/23	COP	349,000,000	$198,331
6.125% 1/18/41		105,000	132,615

			330,946

Finland–0.05%
Finland Government 4.00% 7/4/25	EUR	72,000	113,788

			113,788

Indonesia–0.22%
Indonesia Treasury
5.625% 5/15/23	IDR	1,363,000,000	139,881
7.00% 5/15/22	IDR	1,896,000,000	215,720
7.00% 5/15/27	IDR	994,000,000	109,813
11.00% 11/15/20	IDR	484,000,000	67,164

			532,578

Malaysia–0.03%
Malaysia Government 4.262% 9/15/16	MYR	217,000	72,770

			72,770

Mexico–0.33%
Mexican Bonos
6.50% 6/10/21	MXN	878,100	79,146
6.50% 6/9/22	MXN	849,000	76,868
7.50% 6/3/27	MXN	3,976,000	390,843
7.75% 5/29/31	MXN	1,749,000	175,618
Mexico Government International 4.75% 3/8/44		70,000	72,800

			795,275

Norway–0.04%
Kommunalbanken #144A 1.00% 3/15/18		100,000	99,317

			99,317

Panama–0.04%
Panama Government International
6.70% 1/26/36		27,000	36,113
8.875% 9/30/27		44,000	68,244

			104,357

Peru–0.12%
Republic of Peru
5.625% 11/18/50		30,000	36,030
7.125% 3/30/19		191,000	246,104

			282,134

Philippines–0.04%
Republic of Philippines 9.50% 10/21/24		65,000	101,888

			101,888

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland–0.17%
Poland Government
4.00% 10/25/23	PLN	350,000	$108,195
5.75% 10/25/21	PLN	887,000	311,281

			419,476

Republic of Korea–0.04%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	94,596,620	99,640

			99,640

Russia–0.10%
Russia-Eurobond 7.50% 3/31/30		192,200	238,472

			238,472

South Africa–0.20%
South Africa Government
7.25% 1/15/20	ZAR	1,381,000	157,150
8.00% 12/21/18	ZAR	894,000	105,690
13.50% 9/15/15	ZAR	798,000	102,556
South Africa Government Inflation Linked 2.75% 1/31/22	ZAR	970,328	125,040

			490,436

Turkey–0.15%
Turkey Government
4.50% 2/11/15	TRY	80,074	47,851
10.50% 1/15/20	TRY	295,000	196,596
Turkey Government Internatonal 9.00% 3/5/14	TRY	210,000	119,516

			363,963

United Kingdom–0.11%
United Kingdom Gilt
4.50% 3/7/19	GBP	47,000	86,166
4.75% 3/7/20	GBP	100,000	188,354

			274,520

Uruguay–0.05%
Uruguay Government International 8.00% 11/18/22		82,500	115,418

			115,418

Total Sovereign Bonds (Cost $4,530,784)			4,638,100

SUPRANATIONAL BANK–0.02%
Andina de Fomento 4.375% 6/15/22		50,000	54,528

Total Supranational Bank (Cost $53,774)			54,528

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–0.31%
U.S. Treasury Bonds 2.75% 11/15/42	95,000	$88,068
¥U.S. Treasury Inflation Index Bond 2.75% 8/15/42	655,000	607,820
U.S. Treasury Notes 0.75% 2/28/18	50,000	49,996

Total U.S. Treasury Obligations (Cost $782,704)		745,884

	Number of Shares
WARRANT–0.03%
†Kinder Morgan	12,744	65,504

Total Warrant (Cost $22,812)		65,504

MONEY MARKET MUTUAL FUND–0.03%
Dreyfus Treasury & Agency Cash Management Fund	73,125	73,125

Total Money Market Mutual Fund (Cost $73,125)		73,125

	Number of Contracts	Value (U.S. $)
OPTION PURCHASED–0.00%
Put Option–0.00%
U.S. 10 yr Futures, strike price $128.50, expires 4/27/13 (JPMC)	11	$172

Total Option Purchased (Cost $2,611)		172

	Principal Amount°
SHORT-TERM INVESTMENTS–2.93%
≠Discounted Commercial Paper–1.45%
Abbey National North America 0.17% 4/1/13	3,510,000	3,510,000

		3,510,000

≠U.S. Treasury Obligations–1.48%
U.S. Treasury Bills
0.105% 5/23/13	900,000	899,925
0.105% 5/30/13	900,000	899,912
0.12% 6/6/13	900,000	899,917
0.125% 6/13/13	900,000	899,899

		3,599,653

Total Short-Term Investments (Cost $7,109,283)		7,109,653

TOTAL VALUE OF SECURITIES–101.25% (Cost $190,977,072)	245,579,818
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.25%)	(3,039,352)

NET ASSETS APPLICABLE TO 17,266,042 SHARES OUTSTANDING–100.00%	$242,540,466

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $8,655,609, which represented 3.57% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $2,667,884, which represented 1.10% of the Fund’s net assets. See Note 4 in “Notes.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $458,373, which represented 0.19% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2013.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2013.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(1,372,251)	USD	1,389,899	4/12/13	$(37,155)
BAML	BRL	1,045,496	USD	(520,018)	4/12/13	(3,385)
BAML	CLP	137,121,000	USD	(287,357)	4/12/13	2,819
BAML	COP	615,670,000	USD	(338,499)	4/12/13	(1,699)
BAML	EUR	(1,565,087)	USD	2,038,104	4/12/13	31,700
BAML	INR	12,699,903	USD	(229,447)	4/12/13	3,750
BAML	JPY	(10,298,937)	USD	110,053	4/12/13	630
BAML	KRW	(40,139,450)	USD	36,693	4/12/13	675
BAML	MXN	8,741,186	USD	(704,832)	4/12/13	1,930
BAML	MYR	2,192,249	USD	(703,794)	4/12/13	2,955
BAML	NZD	77,895	USD	(63,989)	4/12/13	1,113
BCLY	MXN	(2,397,039)	USD	192,719	4/12/13	(1,092)
BNP	AUD	(79,838)	USD	83,216	4/12/13	190
BNP	RUB	21,867,319	USD	(708,609)	4/12/13	(7,649)
CITI	AUD	(732,010)	USD	763,098	4/12/13	1,855
CITI	JPY	14,637,525	USD	(156,548)	4/12/13	(1,029)
CITI	PLN	(495,173)	USD	155,210	4/12/13	3,361
CITI	TRY	249,522	USD	(137,857)	4/12/13	(239)
CSFB	COP	645,175,012	USD	(352,314)	4/12/13	626
CSFB	IDR	729,438,560	USD	(74,867)	4/12/13	33
CSFB	MXN	8,993,656	USD	(723,067)	4/12/13	4,108
GSC	BRL	675,236	USD	(339,298)	4/12/13	(5,629)
GSC	GBP	(202,400)	USD	304,652	4/12/13	(2,859)
GSC	NOK	320,615	USD	(55,063)	4/12/13	(205)
HSBC	EUR	(141,919)	USD	184,811	4/12/13	2,873
HSBC	GBP	104,535	USD	(157,400)	4/12/13	1,422
HSBC	JPY	33,078,115	USD	(353,502)	4/12/13	(2,059)
JPMC	BRL	337,250	USD	(169,345)	4/12/13	(2,692)
JPMC	EUR	168,292	USD	(218,982)	4/12/13	(3,236)
JPMC	GBP	(60,488)	USD	91,016	4/12/13	(885)
JPMC	JPY	21,515,396	USD	(230,185)	4/12/13	(1,592)
MNB	COP	(20,705,645)	USD	11,299	4/2/13	(38)
MNB	EUR	66,185	USD	(84,935)	4/2/13	(93)
MNB	IDR	122,425,772	USD	(12,589)	4/1/13	2
MSC	AUD	(1,133,393)	USD	1,180,451	4/12/13	1,795
MSC	GBP	(58,800)	USD	88,479	4/12/13	(857)
MSC	JPY	27,736,365	USD	(296,639)	4/12/13	(1,950)
MSC	PLN	(1,114,310)	USD	349,317	4/12/13	7,605
MSC	ZAR	4,172,021	USD	(456,872)	4/12/13	(3,797)
TD	CLP	56,898,000	USD	(119,402)	4/12/13	1,006
TD	GBP	(471,855)	USD	713,135	4/12/13	(3,765)
TD	JPY	(92,929,052)	USD	978,035	4/12/13	(9,303)
TD	MXN	8,974,034	USD	(722,085)	4/12/13	3,504

						$(17,256)

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3	Euro-Bund	$560,983	$559,489	6/11/13	$(1,494)
(4)	Euro-O.A.T	(700,753)	(697,429)	6/11/13	3,324
6	Long Gilt	1,049,575	1,082,882	6/29/13	33,307
17	U.S. Treasury 10 yr Notes	2,236,457	2,243,734	6/29/13	7,277

		$3,146,262			$42,414

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ITRAXX Europe Crossover S19 V1 CDS	EUR	180,000	5.00%	6/20/18	$1,088
	ITRAXX Europe Subordinate Financials
JPMC	18.1 5 yr CDS	EUR	75,000	5.00%	12/20/17	1,533

Total						$2,621

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CITI–Citigroup Global Securities

CLP–Chilean Peso

COP–Colombian Peso

CSFB–Credit Suisse First Boston

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

NCUA–National Credit Union Administration

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

O.A.T–Obligations Assimilables du Tresor

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

RUB–Russian Ruble

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

TRY–Turkish Lira

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Aggressive Allocation Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income returns for all open tax years (December 31, 2009-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$193,310,725

Aggregate unrealized appreciation	$59,271,707
Aggregate unrealized depreciation	(7,002,614)

Net unrealized appreciation	$52,269,093

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $22,798,504 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage- Backed
Securities	$—	$9,065,413	$14,500	$9,079,913
Common Stock	169,553,063	525,148	52,500	170,130,711
Corporate Debt	138,554	29,752,402	—	29,890,956
Foreign Debt	—	5,431,385	—	5,431,385
Investment Companies	22,924,030	—	—	22,924,030
U.S. Treasury Obligations	—	745,884	—	745,884
Other	267,114	—	—	267,114
Option Purchased	—	172	—	172
Short-Term Investments	—	7,109,653	—	7,109,653

Total	$192,882,761	$52,630,057	$67,000	$245,579,818

Foreign Currency Exchange Contracts	$—	$(17,256)	$—	$(17,256)

Futures Contracts	$42,414	$—	$—	$42,414

Swap Contracts	$—	$2,621	$—	$2,621

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

3. Derivatives (continued)

credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended March 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options written were outstanding at March 31, 2013.

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2013, net unrealized appreciation of CDS contracts was $2,621. If a credit event had occurred for all open swap transactions where collateral posting was required as of March 31, 2013, the Fund would have received EUR 255,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

4. Credit and Market Risk (continued)

the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–34.33%
U.S. MARKETS–22.30%
Aerospace & Defense–0.74%
†Esterline Technologies	1,560	$118,092
Honeywell International	3,100	233,585
†KEYW Holding	5,580	90,005
Lockheed Martin	1,150	110,998
Northrop Grumman	11,000	771,650
Raytheon	13,100	770,149
Rockwell Collins	850	53,652
Triumph Group	1,950	153,075
United Technologies	3,400	317,662

		2,618,868

Air Freight & Logistics–0.04%
FedEx	1,000	98,200
†XPO Logistics	3,810	64,160

		162,360

Auto Components–0.29%
†Borg Warner	700	54,138
Cooper Tire & Rubber	3,240	83,138
Johnson Controls	22,500	789,075
†Tenneco	2,350	92,379

		1,018,730

Automobiles–0.05%
Ford Motor	12,500	164,375

		164,375

Beverages–0.11%
Coca-Cola	2,150	86,946
PepsiCo	4,050	320,396

		407,342

Biotechnology–0.57%
†Acorda Therapeutics	2,380	76,231
†Alkermes	4,930	116,890
†Celgene	10,875	1,260,521
†Cepheid	930	35,684
†Gilead Sciences	5,860	286,730
†Incyte	3,060	71,635
†InterMune	4,090	37,015
Spectrum Pharmaceuticals	5,970	44,536
†Vertex Pharmaceuticals	2,000	109,960

		2,039,202

Building Products–0.02%
AAON	3,210	88,564

		88,564

Capital Markets–0.41%
Ameriprise Financial	2,150	158,348
Bank of New York Mellon	26,600	744,534
BlackRock	950	244,036
Evercore Partners Class A	1,470	61,152

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
State Street	3,000	$177,270
†Stifel Financial	1,330	46,111
†Walter Investment Management	1,010	37,623

		1,469,074

Chemicals–0.42%
Cabot	2,400	82,080
Celanese Class A	2,850	125,543
†Chemtura	3,260	70,449
duPont (E.I.) deNemours	18,628	915,752
Eastman Chemical	1,800	125,766
Innophos Holdings	1,190	64,926
Koppers Holdings	1,420	62,452
Stepan	510	32,181

		1,479,149

Commercial Banks–0.34%
BBCN Bancorp	4,150	54,199
†Capital Bank Financial	2,990	51,308
Cardinal Financial	4,740	86,173
City Holding	1,790	71,224
Home Bancshares	1,540	58,012
@Independent Bank	2,110	68,765
Park National	1,030	71,884
Prosperity Bancshares	1,740	82,459
Susquehanna Bancshares	6,510	80,919
†Texas Capital Bancshares	1,230	49,754
Trustmark	2,200	55,022
Webster Financial	3,310	80,301
Wells Fargo	9,250	342,158
†Western Alliance Bancorp	3,100	42,904

		1,195,082

Commercial Services & Supplies–0.33%
McGrath RentCorp	1,610	50,071
Republic Services	2,600	85,800
†Tetra Tech	2,280	69,517
United Stationers	2,690	103,969
US Ecology	3,280	87,084
Waste Management	20,100	788,121

		1,184,562

Communications Equipment–0.90%
Cisco Systems	38,550	806,081
Motorola Solutions	11,500	736,345
†NETGEAR	1,640	54,956
Plantronics	1,570	69,378
QUALCOMM	22,665	1,517,422

		3,184,182

Computers & Peripherals–0.53%
Apple	3,525	1,560,271

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals (continued)
†EMC	9,200	$219,788
†Synaptics	2,210	89,925

		1,869,984

Construction & Engineering–0.09%
Fluor	1,500	99,495
Granite Construction	780	24,835
†MYR Group	3,250	79,820
URS	2,500	118,525

		322,675

Consumer Finance–0.05%
Capital One Financial	3,250	178,588

		178,588

Containers & Packaging–0.04%
Boise	7,180	62,179
MeadWestvaco	1,900	68,970

		131,149

Diversified Financial Services–0.50%
CME Group	8,175	501,863
†IntercontinentalExchange	5,650	921,346
JPMorgan Chase	7,850	372,561

		1,795,770

Diversified Telecommunication Services–0.53%
AT&T	29,657	1,088,115
Atlantic Tele-Network	1,030	49,965
Verizon Communications	15,160	745,114

		1,883,194

Electric Utilities–0.32%
Cleco	1,960	92,179
Edison International	16,500	830,280
OGE Energy	2,050	143,459
UIL Holdings	1,430	56,614

		1,122,532

Electrical Equipment–0.06%
Acuity Brands	1,880	130,378
Eaton	1,650	101,063

		231,441

Electronic Equipment, Instruments & Components–0.07%
Anixter International	1,120	78,310
†FARO Technologies	2,230	96,760
†Rofin-Sinar Technologies	2,290	62,036

		237,106

Energy Equipment & Services–0.42%
Bristow Group	680	44,839
†C&J Energy Services	2,300	52,670
Halliburton	18,900	763,749

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
†Key Energy Services	6,530	$52,762
Lufkin Industries	1,090	72,365
National Oilwell Varco	1,700	120,275
†Pioneer Energy Services	7,480	61,710
†RigNet	2,730	68,086
Schlumberger	3,650	273,349

		1,509,805

Food & Staples Retailing–0.79%
Casey’s General Stores	1,700	99,110
CVS Caremark	17,690	972,773
Safeway	19,900	524,365
†Susser Holdings	2,190	111,931
Walgreen	22,875	1,090,680

		2,798,859

Food Products–0.65%
Archer-Daniels-Midland	22,900	772,417
General Mills	4,050	199,706
J&J Snack Foods	900	69,201
Kraft Foods Group	14,433	743,733
Mondelez International Class A	17,400	532,614

		2,317,671

Health Care Equipment & Supplies–0.41%
Abbott Laboratories	3,400	120,088
†Align Technology	2,930	98,184
Baxter International	10,700	777,248
Conmed	2,390	81,403
CryoLife	5,830	35,038
†Haemonetics	2,080	86,653
†Merit Medical Systems	5,117	62,734
†Quidel	3,980	94,525
West Pharmaceutical Services	1,420	92,215

		1,448,088

Health Care Providers & Services–0.61%
Air Methods	2,040	98,410
Cardinal Health	17,800	740,836
†Cross Country Healthcare	5,850	31,064
†Express Scripts Holding	3,750	216,188
Quest Diagnostics	13,300	750,785
UnitedHealth Group	4,550	260,306
†WellCare Health Plans	1,230	71,291

		2,168,880

Health Care Technology–0.01%
†Greenway Medical Technologies	1,710	27,189

		27,189

Hotels, Restaurants & Leisure–0.26%
†AFC Enterprises	2,910	105,720
†Buffalo Wild Wings	820	71,775

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
CEC Entertainment	1,620	$53,055
Cheesecake Factory	1,680	64,865
†Jack in the Box	2,760	95,468
McDonald’s	2,700	269,163
†SHFL Entertainment	5,880	97,432
Starbucks	3,000	170,880

		928,358

Household Products–0.17%
Kimberly-Clark	2,150	210,657
Procter & Gamble	5,120	394,547

		605,204

Industrial Conglomerates–0.08%
General Electric	11,900	275,128

		275,128

Insurance–1.09%
AFLAC	3,400	176,868
Allstate	15,400	755,678
American Equity Investment Life Holding	6,560	97,678
AMERISAFE	1,430	50,822
Maiden Holdings	2,420	25,628
Marsh & McLennan	20,100	763,197
Primerica	2,200	72,116
ProAssurance	1,180	55,849
Progressive	33,525	847,177
Prudential Financial	1,400	82,586
Travelers	11,305	951,768

		3,879,367

Internet & Catalog Retail–0.53%
†Liberty Interactive Class A	44,700	955,686
†priceline.com	1,225	842,714
†Shutterfly	1,770	78,181

		1,876,581

Internet Software & Services–0.75%
†Brightcove	4,830	29,994
†comScore	2,220	37,252
†ExactTarget	2,390	55,615
†Google Class A	1,420	1,127,523
j2 Global	2,660	104,299
†Liquidity Services	1,260	37,561
†Trulia	440	13,807
†ValueClick	3,440	101,652
†VeriSign	11,525	544,902
†Vocus	4,990	70,609
†Yahoo	22,700	534,131

		2,657,345

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–1.17%
Accenture Class A	2,350	$178,530
†EPAM Systems	1,840	42,743
†ExlService Holdings	1,360	44,717
International Business Machines	1,040	221,832
†InterXion Holding	2,500	60,550
MasterCard Class A	2,200	1,190,486
Syntel	830	56,042
†TeleTech Holdings	3,770	79,962
†Teradata	11,375	665,551
†VeriFone Systems	9,025	186,637
Visa Class A	8,325	1,413,918

		4,140,968

Life Sciences Tools & Services–0.06%
Thermo Fisher Scientific	2,600	198,874

		198,874

Machinery–0.26%
Barnes Group	2,990	86,501
Caterpillar	4,400	382,668
†Chart Industries	1,160	92,812
†Columbus McKinnon	3,430	66,028
Cummins	800	92,648
Deere	950	81,681
ESCO Technologies	1,640	67,010
†Kadant	2,590	64,750

		934,098

Media–0.17%
Cinemark Holdings	3,180	93,619
Comcast Special Class A	7,750	307,055
National CineMedia	3,430	54,125
Regal Entertainment Group Class A	4,300	71,681
Viacom Class B	1,450	89,277

		615,757

Metals & Mining–0.08%
Allegheny Technologies	3,300	104,643
†Coeur d’Alene Mines	2,300	43,378
Kaiser Aluminum	1,120	72,408
Materion	2,210	62,985

		283,414

Multiline Retail–0.15%
Macy’s	4,150	173,636
Nordstrom	3,050	168,452
Target	2,750	188,238

		530,326

Multi-Utilities–0.08%
MDU Resources Group	4,550	113,705
NorthWestern	1,470	58,594

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Multi-Utilities (continued)
Sempra Energy	1,400	$111,916

		284,215

Office Electronics–0.23%
Xerox	93,700	805,820

		805,820

Oil, Gas & Consumable Fuels–1.93%
†Bonanza Creek Energy	2,250	87,008
†Carrizo Oil & Gas	2,650	68,291
Chevron	10,021	1,190,695
ConocoPhillips	12,200	733,220
†Diamondback Energy	880	23,619
EOG Resources	11,100	1,421,577
Exxon Mobil	3,750	337,913
Hess	600	42,966
Kinder Morgan	30,703	1,187,592
†Kodiak Oil & Gas	4,290	38,996
Marathon Oil	25,215	850,250
Occidental Petroleum	10,200	799,374
†Rosetta Resources	1,640	78,031

		6,859,532

Paper & Forest Products–0.06%
Buckeye Technologies	2,210	66,190
International Paper	1,950	90,831
Neenah Paper	1,350	41,526

		198,547

Personal Products–0.22%
Avon Products	34,400	713,112
†Prestige Brands Holdings	3,020	77,584

		790,696

Pharmaceuticals–1.36%
AbbVie	3,400	138,652
Allergan	10,475	1,169,324
Johnson & Johnson	9,839	802,174
Merck	24,247	1,072,445
Perrigo	3,975	471,952
Pfizer	40,494	1,168,657

		4,823,204

Professional Services–0.11%
†FTI Consulting	1,720	64,775
Kforce	5,230	85,615
Manpower	850	48,212
†RPX	2,440	34,428
Towers Watson Class A	1,850	128,242
†WageWorks	1,910	47,807

		409,079

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts–1.60%
American Campus Communities	1,200	$54,408
American Tower	775	59,613
Apartment Investment & Management	2,725	83,549
AvalonBay Communities	950	120,337
Boston Properties	2,000	202,120
BRE Properties	650	31,642
Camden Property Trust	1,850	127,058
CBL & Associates Properties	2,750	64,900
Colonial Properties Trust	2,675	60,482
Corporate Office Properties Trust	2,650	70,702
DCT Industrial Trust	18,085	133,829
DDR	3,525	61,406
Digital Realty Trust	775	51,855
DuPont Fabros Technology	3,580	86,887
EastGroup Properties	1,700	98,940
EPR Properties	1,860	96,813
Equity Lifestyle Properties	700	53,760
Equity Residential	3,850	211,981
Essex Property Trust	575	86,584
Extra Space Storage	1,125	44,179
Federal Realty Investment Trust	625	67,525
First Industrial Realty Trust	2,500	42,825
First Potomac Realty Trust	1,875	27,806
General Growth Properties	4,700	93,436
HCP	3,425	170,771
Health Care REIT	1,250	84,888
Healthcare Realty Trust	3,325	94,397
Healthcare Trust of America	3,575	42,006
Host Hotels & Resorts	15,555	272,057
Kilroy Realty	1,550	81,220
Kimco Realty	5,425	121,520
LaSalle Hotel Properties	3,650	92,637
Lexington Realty Trust	4,175	49,265
Liberty Property Trust	2,400	95,400
Macerich	1,325	85,304
National Retail Properties	4,200	151,914
Parkway Properties	1,500	27,825
Post Properties	1,075	50,633
ProLogis	4,375	174,913
PS Business Parks	675	53,271
Public Storage	1,350	205,632
Ramco-Gershenson Properties Trust	7,320	122,976
Rayonier	450	26,852
Regency Centers	1,800	95,238
RLJ Lodging Trust	1,475	33,571
Senior Housing Properties Trust	1,500	40,245
Simon Property Group	3,700	586,672
SL Green Realty	1,825	157,151
Sovran Self Storage	1,450	93,511
†Strategic Hotels & Resorts	6,100	50,935
Summit Hotel Properties	4,425	46,330

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
†Sunstone Hotel Investors	2,850	$35,084
Tanger Factory Outlet Centers	2,175	78,692
Taubman Centers	225	17,474
Ventas	2,475	181,170
Vornado Realty Trust	2,375	198,645
Washington Real Estate Investment Trust	625	17,400

		5,668,236

Road & Rail–0.12%
†Genesee & Wyoming	860	80,075
Hunt (J.B.) Transport Services	1,600	119,168
Union Pacific	1,650	234,977

		434,220

Semiconductors & Semiconductor Equipment–0.42%
†Amkor Technology	9,210	36,840
†Applied Micro Circuits	8,290	61,512
Avago Technologies	3,850	138,292
†Cirrus Logic	2,150	48,913
Intel	43,311	946,345
†Semtech	3,300	116,787
Texas Instruments	3,850	136,598

		1,485,287

Software–1.03%
†Adobe Systems	26,100	1,135,611
†BMC Software	18,275	846,681
†Citrix Systems	1,500	108,240
†Fortinet	4,800	113,664
Intuit	14,150	928,948
Microsoft	11,500	329,015
†Nuance Communications	2,900	58,522
†Proofpoint	3,930	66,260
†SS&C Technologies Holdings	2,210	66,256

		3,653,197

Specialty Retail–0.38%
DSW Class A	1,750	111,650
†Express	3,290	58,595
†Jos. A Bank Clothiers	1,860	74,214
Lowe’s	19,800	750,816
†Sally Beauty Holdings	12,600	370,188

		1,365,463

Textiles, Apparel & Luxury Goods–0.26%
†G-III Apparel Group	2,350	94,259
†Iconix Brand Group	4,340	112,276
Jones Group	1,900	24,168
†Madden (Steven)	2,585	111,517
NIKE Class B	8,750	516,338

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
Perry Ellis International	3,370	$61,300

		919,858

Thrift & Mortgage Finance–0.04%
Dime Community Bancshares	4,150	59,594
Flushing Financial	4,090	69,285

		128,879

Trading Companies & Distributors–0.05%
Applied Industrial Technologies	2,530	113,850
†Titan Machinery	2,370	65,768

		179,618

Wireless Telecommunication Services–0.34%
†Crown Castle International	17,150	1,194,326
NTELOS Holdings	1,320	16,909

		1,211,235

Total U.S. Markets (Cost $52,596,464)		79,196,927

§DEVELOPED MARKETS–7.48%
Air Freight & Logistics–0.17%
Deutsche Post	26,169	602,967

		602,967

Auto Components–0.08%
Sumitomo Rubber Industries	16,751	279,391

		279,391

Automobiles–0.41%
Bayerische Motoren Werke	4,844	417,947
Toyota Motor	20,300	1,040,556

		1,458,503

Beverages–0.26%
Carlsberg Class B	5,047	491,125
Coca-Cola Amatil	27,624	419,311

		910,436

Chemicals–0.17%
Syngenta ADR	6,975	584,156

		584,156

Commercial Banks–0.70%
Mitsubishi UFJ Financial Group	139,900	838,241
Nordea Bank	67,665	766,313
Standard Chartered	22,752	588,909
†UniCredit	69,054	294,761

		2,488,224

Construction & Engineering–0.15%
Vinci	11,851	533,895

		533,895

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Construction Materials–0.16%
†Cemex Latam Holdings	31,016	$233,108
Lafarge	5,101	338,902

		572,010

Containers & Packaging–0.16%
Rexam	69,606	557,899

		557,899

Electrical Equipment–0.13%
Alstom	11,340	461,524

		461,524

Energy Equipment & Services–0.27%
Subsea 7	21,994	513,984
†Transocean	8,700	452,052

		966,036

Food & Staples Retailing–0.28%
Greggs	47,140	341,517
Tesco	113,668	658,986

		1,000,503

Food Products–0.28%
†Aryzta	16,767	989,774

		989,774

Household Durables–0.11%
Techtronic Industries	153,500	373,737

		373,737

Industrial Conglomerates–0.17%
Koninklijke Philips Electronics	20,110	595,085

		595,085

Insurance–0.17%
AXA	34,082	585,856

		585,856

IT Services–0.48%
†CGI Group Class A	33,407	907,976
Teleperformance	19,026	810,795

		1,718,771

Life Sciences Tools & Services–0.02%
†ICON	2,690	86,860

		86,860

Media–0.12%
Publicis Groupe	6,296	422,169

		422,169

Metals & Mining–0.49%
Anglo American ADR	6,700	86,068
AuRico Gold	43,886	276,488
Rio Tinto	14,414	675,657

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Metals & Mining (continued)
Yamana Gold	46,332	$713,782

		1,751,995

Multiline Retail–0.34%
Don Quijote	15,700	694,683
PPR	2,380	522,908

		1,217,591

Multi-Utilities–0.07%
National Grid	20,306	236,033

		236,033

Oil, Gas & Consumable Fuels–0.18%
Total	13,636	652,940

		652,940

Pharmaceuticals–1.15%
Meda Class A	19,842	235,217
Novartis	10,996	781,127
Novo Nordisk ADR	3,875	625,813
Sanofi	8,185	831,696
Stada Arzneimittel	17,717	725,375
Teva Pharmaceutical Industries ADR	22,400	888,832

		4,088,060

Road & Rail–0.22%
East Japan Railway	9,567	785,647

		785,647

Specialty Retail–0.15%
Nitori Holdings	7,103	547,081

		547,081

Textiles, Apparel & Luxury Goods–0.18%
Yue Yuen Industrial Holdings	195,000	635,551

		635,551

Trading Companies & Distributors–0.18%
ITOCHU	53,142	648,679

		648,679

Wireless Telecommunication Services–0.23%
KDDI	10,236	426,817
Vodafone Group	82,103	232,786
Vodafone Group ADR	5,700	161,937

		821,540

Total Developed Markets (Cost $20,660,984)		26,572,913

×EMERGING MARKETS–4.55%
Airlines–0.04%
†@Gol Linhas Aereas Inteligentes ADR	26,013	154,777

		154,777

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Automobiles–0.07%
Hyundai Motor	626	$125,657
Mahindra & Mahindra	8,337	132,277

		257,934

Beverages–0.21%
Fomento Economico Mexicano ADR	2,134	242,209
@Lotte Chilsung Beverage	157	210,802
Tsingtao Brewery	17,542	111,861
United Spirits	4,987	174,469

		739,341

Building Products–0.07%
@KCC	915	243,657

		243,657

Chemicals–0.04%
Braskem ADR	9,703	131,379

		131,379

Commercial Banks–0.59%
Banco Santander Brasil ADR	21,500	156,090
Bangkok Bank	24,205	183,302
China Construction Bank	206,619	168,754
ICICI Bank ADR	4,400	188,760
Industrial & Commercial Bank of China	371,080	260,053
Itau Unibanco Holding ADR	12,740	226,772
†KB Financial Group ADR	10,022	331,127
Powszechna Kasa Oszczednosci Bank Polski	7,230	76,695
=Sberbank	95,420	302,376
Standard Bank Group	16,421	211,554

		2,105,483

Construction & Engineering–0.05%
†Empresas ICA ADR	13,300	176,358

		176,358

Construction Materials–0.18%
†Cemex ADR	23,997	293,003
Siam Cement	7,193	117,777
Siam Cement NVDR	6,200	101,518
Ultratech Cement	3,773	129,899

		642,197

Diversified Financial Services–0.04%
Remgro	6,621	131,958

		131,958

Diversified Telecommunication Services–0.30%
China Telecom	310,000	156,147
China Unicom Hong Kong ADR	17,558	236,682
Chunghwa Telecom ADR	4,750	147,725

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Telecommunication Services (continued)
†KT ADR	19,500	$306,345
Telefonica Brasil ADR	7,995	213,307

		1,060,206

Electronic Equipment, Instruments & Components–0.13%
Hon Hai Precision Industry	109,453	303,029
†LG Display ADR	11,400	166,326

		469,355

Food & Staples Retailing–0.10%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,500	186,480
Wal-Mart de Mexico Series V	49,576	162,172

		348,652

Food Products–0.21%
Brasil Foods ADR	15,201	336,094
China Mengniu Dairy	67,000	192,475
@Lotte Confectionery	106	167,743
Tingyi Cayman Islands Holding	20,606	53,754

		750,066

Household Durables–0.04%
LG Electronics	1,945	142,193

		142,193

Insurance–0.05%
†Samsung Life Insurance	1,800	168,128

		168,128

Internet & Catalog Retail–0.10%
Hyundai Home Shopping Network	2,956	367,695

		367,695

Internet Software & Services–0.12%
†Baidu ADR	1,400	122,780
†Sina	2,325	112,972
†Sohu.com	3,600	178,596

		414,348

IT Services–0.02%
†WNS Holdings ADR	4,050	59,697

		59,697

Media–0.10%
Grupo Televisa ADR	12,898	343,216

		343,216

Metals & Mining–0.18%
†Anglo American Platinum	2,232	92,821
†@ArcelorMittal South Africa	12,907	39,945
@Gerdau	12,200	84,423
Gerdau ADR	8,800	67,848
Impala Platinum Holdings	4,835	71,345

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining (continued)
Steel Authority of India	28,778	$33,160
Vale ADR	15,600	269,724

		659,266

Oil, Gas & Consumable Fuels–0.82%
Cairn India	27,017	135,595
China Petroleum & Chemical	98,500	115,979
CNOOC ADR	890	170,435
Gazprom ADR	35,600	304,380
LUKOIL ADR	3,398	219,171
PetroChina ADR	1,008	132,875
Petroleo Brasileiro ADR	26,355	436,702
†Polski Koncern Naftowy Orlen	7,382	116,498
PTT NVDR	16,478	182,121
#@Reliance Industries GDR 144A	19,700	561,056
†Rosneft GDR	24,475	186,744
Sasol ADR	3,124	138,518
Tambang Batubara Bukit Asam Persero	88,500	131,145
YPF ADR	5,100	72,879

		2,904,098

Paper & Forest Products–0.07%
†@Fibria Celulose ADR	19,605	236,632

		236,632

Personal Products–0.05%
†Hypermarcas	22,800	180,685

		180,685

Real Estate Management & Development–0.06%
#†=Etalon Group GDR 144A	6,900	34,500
†@UEM Land Holdings	228,976	198,788

		233,288

Road & Rail–0.02%
All America Latina Logistica	16,222	80,779

		80,779

Semiconductors & Semiconductor Equipment–0.40%
Samsung Electronics	710	962,872
Taiwan Semiconductor Manufacturing	66,594	222,939
Taiwan Semiconductor Manufacturing ADR	8,300	142,677
United Microelectronics	263,000	97,730

		1,426,218

Transportation Infrastructure–0.03%
Santos Brasil Participacoes	7,538	110,817

		110,817

Wireless Telecommunication Services–0.46%
America Movil ADR	6,600	138,336

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
China Mobile ADR	3,800	$201,894
†MegaFon GDR	7,400	229,400
Mobile Telesystems ADR	6,100	126,514
MTN Group	7,521	132,160
SK Telecom GDR	28,200	503,934
†Turkcell Iletisim Hizmetleri ADR	8,451	140,625
Vodacom Group	13,025	155,769

		1,628,632

Total Emerging Markets (Cost $14,286,919)		16,167,055

Total Common Stock (Cost $87,544,367)		121,936,895

CONVERTIBLE PREFERRED STOCK–0.45%
Apache 6.00% exercise price $109.12, expiration date 8/1/13	3,200	142,528
ArcelorMittal 6.00% exercise price $20.94, expiration date 12/21/15	2,325	49,406
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	2,664	176,823
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	32	39,108
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49	70	71,706
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16	3,725	69,546
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14	3,000	132,563
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	176	206,844
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	70	90,090
MetLife 5.00% exercise price $44.28, expiration date 9/4/13	3,500	172,900
PPL 9.50% exercise price $28.80, expiration date 7/1/13	3,100	170,872
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	1,033	95,077

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	127	$163,671

Total Convertible Preferred Stock (Cost $1,613,973)		1,581,134

EXCHANGE-TRADED FUNDS–5.59%
iShares MSCI EAFE Growth Index Fund	160,360	10,152,392
iShares MSCI EAFE Index Fund	95,250	5,617,845
Vanguard MSCI EAFE	112,370	4,093,639

Total Exchange-Traded Funds (Cost $15,672,372)		19,863,876

PREFERRED STOCK–0.59%
Alabama Power 5.625%	9,280	237,568
BB&T 5.85%	5,725	150,110
JPMorgan Chase 5.50%	5,000	126,500
PNC Financial Services Group
•6.125%	5,000	138,350
•8.25%	800,000	808,878
Public Storage 5.20%	5,000	125,100
•U.S. Bancorp 6.50%	9,200	274,712
Wells Fargo 5.20%	9,200	234,508

Total Preferred Stock (Cost $2,010,408)		2,095,726

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.69%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	4,989	5,804
Series 2003-26 AT 5.00% 11/25/32	235,763	246,806
Series 2003-122 AJ 4.50% 2/25/28	14,342	14,424
Series 2010-41 PN 4.50% 4/25/40	235,000	265,642
Series 2010-96 DC 4.00% 9/25/25	450,000	489,740
•Series 2012-122 SD 5.896% 11/25/42	266,191	71,655
•Series 2012-124 SD 5.946% 11/25/42	361,359	106,248
Series 2013-38 AI 3.00% 4/25/33	365,000	52,925
Freddie Mac REMICs Series 2326 ZQ 6.50% 6/15/31	10,334	11,814

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 2557 WE 5.00% 1/15/18	19,415	$20,745
Series 2622 PE 4.50% 5/15/18	31,897	33,780
Series 2762 LG 5.00% 9/15/32	10,392	10,632
Series 3131 MC 5.50% 4/15/33	115,517	117,146
Series 3416 GK 4.00% 7/15/22	48,332	49,691
Series 4065 DE 3.00% 6/15/32	40,000	42,916
•Series 4148 SA 5.897% 12/15/42	430,950	120,677
♦Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	112,584	131,396
GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	657,160

Total Agency Collateralized Mortgage Obligations (Cost $2,349,618)		2,449,201

AGENCY MORTGAGE-BACKED SECURITIES–8.17%
Fannie Mae
4.50% 5/1/41	145,084	151,351
6.50% 8/1/17	31,370	34,716
Fannie Mae ARM
•2.645% 4/1/36	53,796	57,199
•2.811% 11/1/35	52,411	55,967
•5.204% 8/1/35	2,138	2,306
Fannie Mae Relocation 15 yr 4.00% 9/1/20	85,950	90,243
Fannie Mae Relocation 30 yr
4.00% 3/1/35	156,872	165,333
5.00% 1/1/34	44,933	48,231
5.00% 10/1/35	19,716	21,163
5.00% 2/1/36	82,367	88,413
Fannie Mae S.F. 15 yr
2.50% 2/1/28	418,725	435,393
3.00% 11/1/27	33,102	34,997
3.50% 7/1/26	143,106	153,233
3.50% 10/1/26	823,684	873,737
4.00% 11/1/25	620,106	673,557
5.50% 6/1/23	141,019	154,414
Fannie Mae S.F.15 yr TBA
2.50% 4/1/28	4,703,000	4,878,628
3.00% 4/1/28	2,838,000	2,983,780
Fannie Mae S.F. 20 yr 5.00% 11/1/23	12,953	14,236
Fannie Mae S.F. 30 yr
4.00% 11/1/40	57,844	61,696
4.00% 1/1/41	280,228	298,889
4.00% 9/1/41	41,206	43,963
4.00% 3/1/42	240,840	259,551
4.00% 1/1/43	789,190	841,992
4.50% 7/1/36	41,488	44,720
4.50% 4/1/40	62,899	67,857

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 2/1/41	70,054	$75,620
4.50% 3/1/41	103,493	111,716
4.50% 8/1/41	284,706	307,325
4.50% 10/1/41	176,695	190,733
4.50% 11/1/41	139,114	150,166
5.00% 2/1/35	224,265	244,369
5.50% 4/1/37	390,682	439,131
6.00% 2/1/41	121,740	134,693
6.50% 2/1/36	121,990	137,825
6.50% 6/1/36	114,332	128,893
6.50% 10/1/36	77,875	87,399
6.50% 8/1/37	9,158	10,278
6.50% 12/1/37	117,015	131,107
7.00% 12/1/37	33,349	39,627
7.50% 6/1/31	18,713	22,840
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/43	2,802,000	2,890,000
3.00% 5/1/43	1,190,000	1,224,027
3.50% 4/1/43	3,448,000	3,640,873
3.50% 5/1/43	2,910,000	3,065,503
4.00% 5/1/43	83,000	88,382
4.50% 5/1/43	97,000	104,624
Freddie Mac 4.50% 1/1/41	277,169	290,453
Freddie Mac ARM
•2.342% 12/1/33	13,930	14,855
•2.763% 7/1/36	61,676	65,982
•2.865% 4/1/34	17,095	18,235
•2.987% 6/1/37	5,255	5,603
Freddie Mac S.F. 15 yr
4.50% 5/1/20	7,059	7,532
5.00% 6/1/18	59,825	64,084
Freddie Mac S.F. 30 yr
3.00% 11/1/42	132,676	136,742
4.00% 10/1/40	161,590	171,758
4.00% 11/1/40	90,903	96,623
4.50% 3/1/42	145,531	155,780
5.50% 7/1/40	1,098,411	1,192,718
6.00% 8/1/38	95,620	105,500
6.00% 10/1/38	143,083	158,051
6.00% 5/1/40	539,660	590,041
7.00% 11/1/33	2,919	3,437
GNMA I S.F.30yr
7.00% 12/15/34	139,944	164,644
7.50% 1/15/32	8,846	11,004

Total Agency Mortgage-Backed Securities (Cost $28,769,649)		29,013,738

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATION–0.09%
Federal Home Loan Banks 2.05% 12/30/13	300,000	$304,296

Total Agency Obligation (Cost $306,039)		304,296

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.96%
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	220,000	242,231
•Series 2005-T20 A4A 5.147% 10/12/42	135,000	147,915
•Series 2006-PW12 A4 5.718% 9/11/38	855,000	964,481
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	215,000	220,057
Commercial Mortgage Pass Through Certificates
•♦Series 2005-C6 A5A 5.116% 6/10/44	300,000	325,914
♦Series 2013-CR6 A2 2.122% 3/10/46	280,000	288,131
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	390,000	459,062
#•Series 2011-LC1A C 144A 5.557% 11/10/46	95,000	109,813
#•FREMF Mortgage Trust Series 2012-K21 B 144A 3.939% 7/25/45	120,000	123,709
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	295,000	308,105
Series 2005-GG4 A4A 4.751% 7/10/39	255,000	271,485
•Series 2006-GG6 A4 5.553% 4/10/38	215,000	237,707
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	396,916
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP5 A4 5.201% 12/15/44	235,000	257,580
Series 2011-C5 A3 4.171% 8/15/46	325,000	363,361
Lehman Brothers-UBS
Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	115,322	118,223
Morgan Stanley BAML Trust
Series 2013-C8 AS 3.376% 12/15/48	170,000	174,207

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley BAML Trust (continued)
•Series 2013-C8 B 3.676% 12/15/48	90,000	$92,830
•Morgan Stanley Capital I Series 2007-T27 A4 5.651% 6/11/42	550,000	643,418
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	190,000	202,485
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	280,000	322,224
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	275,000	276,848
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	150,000	151,319
Series 2012-C9 B 3.84% 11/15/45	60,000	62,203
Series 2013-C11 A5 3.071% 3/15/45	130,000	133,168
Series 2013-C11 AS 3.311% 3/15/45	80,000	81,542

Total Commercial Mortgage-Backed Securities (Cost $6,274,714)		6,974,934

CONVERTIBLE BONDS–1.73%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	137,000	136,829
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	123,000	89,098
Alere 3.00% exercise price $43.98, expiration date 5/15/16	145,000	143,188
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	128,000	139,360
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	242,000	193,751
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	121,000	120,319
#Blucora 144A 4.25% exercise price $21.66, expiration date 9/28/18	80,000	83,250
Chesapeake Energy 2.25% exercise price $85.61, expiration date 12/14/38	49,000	43,733

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Chesapeake Energy 2.50% exercise price $51.14, expiration date 5/15/37	52,000	$50,083
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	148,000	168,535
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	97,000	108,519
#Corporate Office Properties 144A 4.25% exercise price $47.96, expiration date 4/12/30	101,000	105,419
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	150,000	120,375
fGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	168,000	210,210
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	56,000	121,660
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	158,000	194,439
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	156,000	163,800
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 5/31/16	112,000	124,950
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	74,000	71,410
Intel 3.25% exercise price $22.20, expiration date 8/1/39	154,000	185,667
Jefferies Group 3.875% exercise price $45.82, expiration date 10/31/29	154,000	158,909
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35	96,000	97,560
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	150,000	153,563
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	66,000	115,211
Linear Technology 3.00% exercise price $42.07, expiration date 4/30/27	95,000	101,769

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	182,000	$183,365
Medtronic 1.625% exercise price $53.13, expiration date 4/15/13	87,000	87,109
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	191,000	207,832
#Molina Healthcare 144A 1.125% exercise price $40.77, expiration date 1/13/20	22,000	22,110
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	46,000	102,149
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	220,000	228,388
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	307,000	300,093
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	37,000	41,070
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	170,000	171,806
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	88,000	72,160
PHH 4.00% exercise price $25.80, expiration date 8/27/14	228,000	251,798
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	74,000	75,619
#Ryman Hospitality Properties 144A 3.75% exercise price $22.23, expiration date 9/29/14	77,000	159,053
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	167,000	216,056
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	43,000	102,743
Steel Dynamics 5.125% exercise price $17.25, expiration date 6/15/14	49,000	55,248
#TIBCO Software 144A 2.25% exercise price $50.57, expiration date 4/30/32	263,000	255,932

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
#Titan Machinery 144A 3.75% exercise price $43.17, expiration date 4/30/19	79,000	$79,839
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	42,000	49,075
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	120,000	178,425
#WellPoint 144A 2.75% exercise price $75.57, expiration date 10/15/42	103,000	113,043

Total Convertible Bonds (Cost $5,795,199)		6,154,520

CORPORATE BONDS–31.63%
Aerospace & Defense–0.01%
#DigitalGlobe 144A 5.25% 2/1/21	50,000	49,875

		49,875

Auto Components–0.22%
American Axle & Manufacturing 6.25% 3/15/21	210,000	216,300
Delphi 6.125% 5/15/21	240,000	265,200
Tomkins 9.00% 10/1/18	78,000	87,263
#TRW Automotive 144A 4.50% 3/1/21	190,000	193,800

		762,563

Automobiles–0.26%
#Daimler Finance North America 144A 2.25% 7/31/19	280,000	281,644
Ford Motor 7.45% 7/16/31	495,000	628,509

		910,153

Beverages–0.53%
#Anadolu Efes 144A 3.375% 11/1/22	400,000	383,000
Constellation Brands 6.00% 5/1/22	200,000	219,500
#Heineken 144A 3.40% 4/1/22	310,000	322,593
#Pernod-Ricard 144A 5.75% 4/7/21	600,000	714,182
#SABMiller Holdings 144A 3.75% 1/15/22	240,000	257,366

		1,896,641

Biotechnology–0.22%
Amgen 3.875% 11/15/21	120,000	131,212
Celgene 3.95% 10/15/20	390,000	422,639
GlaxoSmithKline Capital 2.80% 3/18/23	210,000	211,748

		765,599

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Building Products–0.08%
Nortek 8.50% 4/15/21		265,000	$295,475

			295,475

Capital Markets–0.76%
#Banco BTG Pactual 144A 4.00% 1/16/20		280,000	270,900
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23		510,000	509,991
E Trade Financial 6.375% 11/15/19		185,000	196,563
Goldman Sachs Group 3.375% 2/1/18	CAD	135,000	135,052
Jefferies Group
5.125% 1/20/23		135,000	143,211
6.45% 6/8/27		110,000	122,100
6.50% 1/20/43		60,000	64,177
Lazard Group 6.85% 6/15/17		567,000	652,508
Morgan Stanley 3.75% 2/25/23		295,000	298,795
#Nuveen Investments 144A 9.50% 10/15/20		300,000	315,000

			2,708,297

Chemicals–1.31%
Airgas
1.65% 2/15/18		200,000	200,550
2.375% 2/15/20		130,000	129,924
#Axiall 144A 4.875% 5/15/23		90,000	91,913
Cabot
2.55% 1/15/18		275,000	283,005
3.70% 7/15/22		150,000	152,545
CF Industries
6.875% 5/1/18		345,000	413,816
7.125% 5/1/20		210,000	260,565
Dow Chemical 8.55% 5/15/19		1,129,000	1,519,473
du Pont (E.I.) de Nemours 2.80% 2/15/23		215,000	218,830
LyondellBasell Industries 5.75% 4/15/24		320,000	376,800
#MacDermid 144A 9.50% 4/15/17		186,000	193,208
#Mexichem 144A 4.875% 9/19/22		200,000	212,500
#Phosagro 144A 4.204% 2/13/18		200,000	199,750
#PolyOne 144A 5.25% 3/15/23		145,000	146,813
Rockwood Specialties Group 4.625% 10/15/20		130,000	133,738
#TPC Group 144A 8.75% 12/15/20		120,000	125,550

			4,658,980

Commercial Banks–2.85%
Abbey National Treasury Services 4.00% 4/27/16		280,000	297,959
#Banco Santander Mexico 144A 4.125% 11/9/22		450,000	453,375

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Bancolombia 5.125% 9/11/22		194,000	$195,940
Barclays Bank 7.625% 11/21/22		600,000	593,250
BB&T 5.25% 11/1/19		765,000	882,827
BBVA US Senior 4.664% 10/9/15		200,000	205,216
•Branch Banking & Trust 0.60% 9/13/16		475,000	470,113
#Caixa Economica Federal 144A 2.375% 11/6/17		300,000	292,200
City National 5.25% 9/15/20		365,000	411,433
•Fifth Third Capital Trust IV 6.50% 4/15/37		415,000	417,594
#HSBC Bank 144A 4.75% 1/19/21		365,000	417,981
HSBC Holdings 4.00% 3/30/22		15,000	16,170
#JPMorgan Chase Bank 144A 6.00% 6/19/13	BRL	41,700	539,804
KeyBank 6.95% 2/1/28		615,000	766,483
PNC Bank 6.875% 4/1/18		740,000	919,414
#•PNC Preferred Funding Trust II 144A 1.503% 3/31/49		500,000	440,000
#Sberbank of Russia 144A 6.125% 2/7/22		200,000	224,000
#Standard Chartered 144A 3.95% 1/11/23		330,000	329,321
•SunTrust Bank 0.578% 8/24/15		220,000	216,742
#Turkiye Halk Bankasi 144A 3.875% 2/5/20		200,000	197,500
U.S. Bank 4.95% 10/30/14		250,000	266,445
•USB Capital IX 3.50% 10/29/49		780,000	725,478
•Wachovia 0.674% 10/15/16		240,000	237,460
Wells Fargo 3.45% 2/13/23		310,000	312,732
Zions Bancorp
4.50% 3/27/17		115,000	122,947
7.75% 9/23/14		165,000	179,450

			10,131,834

Commercial Services & Supplies–0.50%
#ADT 144A 4.125% 6/15/23		170,000	176,763
#Brambles USA 144A 3.95% 4/1/15		750,000	783,391
Geo Group 6.625% 2/15/21		135,000	149,006
International Lease Finance
5.875% 4/1/19		95,000	103,090
6.25% 5/15/19		238,000	261,800
8.25% 12/15/20		135,000	165,713
8.75% 3/15/17		70,000	82,688
#Penske Truck Leasing 144A 4.875% 7/11/22		65,000	68,675

			1,791,126

Communications Equipment–0.09%
Avaya #144A 7.00% 4/1/19		100,000	98,250

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Communications Equipment (continued)
Avaya (continued)
#144A 10.50% 3/1/21	230,000	$220,225

		318,475

Computers & Peripherals–0.09%
NetApp
2.00% 12/15/17	135,000	135,906
3.25% 12/15/22	170,000	167,708

		303,614

Construction & Engineering–0.08%
URS
#144A 4.10% 4/1/17	120,000	124,823
#144A 5.25% 4/1/22	140,000	147,253

		272,076

Construction Materials–0.37%
#Cemex 144A 9.50% 6/15/18	200,000	233,500
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	135,000	150,525
Headwaters 7.625% 4/1/19	310,000	333,250
#Votorantim Cimentos 144A 7.25% 4/5/41	535,000	584,488

		1,301,763

Consumer Finance–0.37%
Ford Motor Credit
3.984% 6/15/16	205,000	217,352
5.875% 8/2/21	380,000	435,423
12.00% 5/15/15	370,000	449,790
#Hyundai Capital America 144A 2.125% 10/2/17	215,000	216,983

		1,319,548

Containers & Packaging–0.34%
#Ardagh Packaging Finance 144A 7.00% 11/15/20	200,000	206,000
Berry Plastics 9.75% 1/15/21	225,000	264,094
#Consolidated Container 144A 10.125% 7/15/20	95,000	104,500
#Crown Americas 144A 4.50% 1/15/23	90,000	87,750
#Plastipak Holdings 144A 10.625% 8/15/19	280,000	322,000
Rock Tenn 4.00% 3/1/23	45,000	45,599
#Sealed Air 144A 6.50% 12/1/20	175,000	192,500

		1,222,443

Diversified Consumer Services–0.12%
Yale University 2.90% 10/15/14	420,000	435,568

		435,568

Diversified Financial Services–1.92%
AgriBank FCB 9.125% 7/15/19	405,000	546,617

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Bank of America
2.00% 1/11/18		410,000	$408,512
3.30% 1/11/23		145,000	143,275
3.875% 3/22/17		185,000	199,199
CDP Financial
#144A 4.40% 11/25/19		250,000	286,650
#144A 5.60% 11/25/39		535,000	649,489
#ERAC USA Finance 144A 5.25% 10/1/20		675,000	784,912
General Electric Capital
2.10% 12/11/19		235,000	239,273
6.00% 8/7/19		1,014,000	1,232,729
•6.25% 12/15/49		200,000	219,911
•7.125% 12/15/49		100,000	116,508
#•HBOS Capital Funding No. 2 144A 6.071% 6/29/49		245,000	220,194
•ING Groep 5.775% 12/29/49		195,000	186,225
JPMorgan Chase
2.92% 9/19/17	CAD	210,000	210,139
6.00% 10/1/17		535,000	630,835
PHH
7.375% 9/1/19		105,000	119,175
9.25% 3/1/16		250,000	293,125
#Temasek Financial I 144A 2.375% 1/23/23		255,000	246,842
#•USB Realty 144A 1.451% 12/22/49		100,000	87,125

			6,820,735

Diversified Telecommunication Services–1.94%
Bell Canada 3.35% 3/22/23	CAD	741,000	734,639
CenturyLink 5.80% 3/15/22		420,000	425,987
#Clearwire Communications 144A 12.00% 12/1/15		181,000	195,593
Hughes Satellite Systems 7.625% 6/15/21		95,000	109,131
Intelsat Jackson Holdings 7.25% 10/15/20		280,000	308,700
Intelsat Luxembourg
#144A 7.75% 6/1/21		80,000	81,600
#144A 8.125% 6/1/23		50,000	51,000
Level 3 Communications 11.875% 2/1/19		95,000	111,863
Level 3 Financing 10.00% 2/1/18		215,000	238,650
#Oi 144A 5.75% 2/10/22		600,000	628,500
#Qtel International Finance 144A 4.50% 1/31/43		200,000	193,000
Qwest 6.75% 12/1/21		205,000	236,431
#SES 144A 3.60% 4/4/23		240,000	242,270
#TBG Global 144A 4.625% 4/3/18		200,000	201,500

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Telefonica Chile 144A 3.875% 10/12/22	400,000	$394,680
Telefonica Emisiones 6.421% 6/20/16	465,000	516,880
#Telesat Canada 144A 6.00% 5/15/17	135,000	141,750
Virgin Media Secured Finance 6.50% 1/15/18	860,000	920,200
Vivendi
#144A 3.45% 1/12/18	220,000	228,016
#144A 6.625% 4/4/18	495,000	579,481
West 7.875% 1/15/19	270,000	288,900
Windstream 7.50% 4/1/23	60,000	63,900

		6,892,671

Electric Utilities–1.36%
#American Transmission Systems 144A 5.25% 1/15/22	540,000	627,115
ComEd Financing III 6.35% 3/15/33	220,000	231,000
#•Electricite de France 144A 5.25% 12/29/49	355,000	353,341
Great Plains Energy 5.292% 6/15/22	380,000	432,059
Indiana Michigan Power 3.20% 3/15/23	125,000	126,448
Ipalco Enterprises 5.00% 5/1/18	175,000	189,875
Kansas City Power & Light 3.15% 3/15/23	45,000	45,716
LG&E & KU Energy
3.75% 11/15/20	310,000	329,761
4.375% 10/1/21	395,000	432,852
#Narragansett Electric 144A 4.17% 12/10/42	135,000	133,069
•NextEra Energy Capital Holdings 6.35% 10/1/66	435,000	461,461
Nisource Finance
5.25% 2/15/43	45,000	47,327
5.80% 2/1/42	275,000	309,246
Pennsylvania Electric 5.20% 4/1/20	220,000	251,317
•PPL Capital Funding 6.70% 3/30/67	150,000	159,514
Public Service Company of Oklahoma 5.15% 12/1/19	415,000	485,412
#Saudi Electricity Global Sukuk 2 144A 3.473% 4/8/23	200,000	201,174

		4,816,687

Electronic Equipment, Instruments & Components–0.03%
Jabil Circuit 7.75% 7/15/16	85,000	98,281

		98,281

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services–0.35%
#Hercules Offshore 144A 10.50% 10/15/17		240,000	$261,600
Transocean 3.80% 10/15/22		425,000	419,504
Weatherford International Bermuda
4.50% 4/15/22		155,000	159,954
9.625% 3/1/19		320,000	418,431

			1,259,489

Food & Staples Retailing–0.29%
Ingles Markets 8.875% 5/15/17		139,000	145,950
Rite Aid 9.25% 3/15/20		175,000	198,406
Walgreen 3.10% 9/15/22		395,000	391,669
#Wesfarmers 144A 1.874% 3/20/18		170,000	171,665
#Woolworths 144A 4.55% 4/12/21		100,000	112,622

			1,020,312

Food Products–0.36%
#ARAMARK 144A 5.75% 3/15/20		65,000	66,788
#BFF International 144A 7.25% 1/28/20		100,000	119,000
#BRF-Brasil Foods 144A 5.875% 6/6/22		200,000	223,000
ConAgra Foods 3.20% 1/25/23		195,000	194,766
#Cosan Luxembourg 144A 9.50% 3/14/18	BRL	465,000	238,456
Del Monte 7.625% 2/15/19		210,000	218,925
#ESAL 144A 6.25% 2/5/23		200,000	202,000

			1,262,935

Gas Utilities–0.05%
AmeriGas Finance 6.75% 5/20/20		155,000	169,338

			169,338

Health Care Equipment & Supplies–1.05%
#Alere 144A 7.25% 7/1/18		35,000	37,363
Biomet
#144A 6.50% 8/1/20		110,000	117,150
#144A 6.50% 10/1/20		30,000	30,994
Boston Scientific 6.00% 1/15/20		165,000	193,137
CareFusion
#144A 3.30% 3/1/23		210,000	212,016
6.375% 8/1/19		1,095,000	1,325,457
Kinetic Concepts
12.50% 11/1/19		195,000	194,025
Medtronic
2.75% 4/1/23		270,000	269,670
4.00% 4/1/43		45,000	43,961
St Jude Medical 3.25% 4/15/23		455,000	457,895
Zimmer Holdings
3.375% 11/30/21		330,000	341,521

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Holdings (continued)
4.625% 11/30/19	450,000	$513,342

		3,736,531

Health Care Providers & Services–0.53%
Air Medical Group Holdings 9.25% 11/1/18	167,000	185,788
Cardinal Health
1.70% 3/15/18	105,000	104,800
3.20% 3/15/23	165,000	164,519
Community Health Systems 8.00% 11/15/19	80,000	89,000
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	175,000	196,219
Highmark
#144A 4.75% 5/15/21	150,000	149,952
#144A 6.125% 5/15/41	65,000	61,986
#MultiPlan 144A 9.875% 9/1/18	245,000	273,481
Radnet Management 10.375% 4/1/18	95,000	99,513
Tenet Healthcare 8.00% 8/1/20	75,000	82,969
WellPoint 3.30% 1/15/23	450,000	456,953

		1,865,180

Hotels, Restaurants & Leisure–0.38%
Ameristar Casinos 7.50% 4/15/21	155,000	170,694
CKE Restaurants 11.375% 7/15/18	165,000	192,225
Darden Restaurants 3.35% 11/1/22	190,000	181,064
Pinnacle Entertainment 8.75% 5/15/20	85,000	93,819
Royal Caribbean Cruises 5.25% 11/15/22	190,000	193,325
Wyndham Worldwide
2.50% 3/1/18	135,000	135,918
5.625% 3/1/21	210,000	236,212
Wynn Las Vegas 7.75% 8/15/20	130,000	146,413

		1,349,670

Household Durables–0.38%
Jarden 6.125% 11/15/22	160,000	172,200
M/I Homes 8.625% 11/15/18	195,000	217,425
Mohawk Industries 6.375% 1/15/16	3,000	3,360
Newell Rubbermaid 2.05% 12/1/17	130,000	130,865
Norcraft 10.50% 12/15/15	125,000	131,094
Ryland Group 8.40% 5/15/17	135,000	161,156
Scotts Miracle-Gro 6.625% 12/15/20	90,000	98,550

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Durables (continued)
#Spectrum Brands Escrow 144A 6.375% 11/15/20	190,000	$204,488
Standard Pacific 10.75% 9/15/16	180,000	224,100

		1,343,238

Household Products–0.12%
Energizer Holdings 4.70% 5/24/22	415,000	442,476

		442,476

Independent Power Producers & Energy Traders–0.31%
AES
7.375% 7/1/21	57,000	66,405
8.00% 6/1/20	140,000	166,600
#Calpine 144A 7.875% 7/31/20	154,000	169,400
Exelon Generation
4.00% 10/1/20	70,000	74,021
4.25% 6/15/22	280,000	295,166
GenOn Energy 9.875% 10/15/20	145,000	166,750
NRG Energy 7.875% 5/15/21	155,000	173,213

		1,111,555

Insurance–1.32%
•Chubb 6.375% 3/29/67	415,000	458,056
ING US
#144A 2.90% 2/15/18	155,000	157,394
#144A 5.50% 7/15/22	170,000	188,433
Liberty Mutual Group
#144A 4.95% 5/1/22	240,000	263,645
#144A 6.50% 5/1/42	220,000	251,553
#•144A 7.00% 3/15/37	140,000	144,900
MetLife 6.817% 8/15/18	775,000	967,183
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	560,000
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	100,000	108,236
Prudential Financial
3.875% 1/14/15	160,000	168,414
•5.625% 6/15/43	165,000	171,600
6.00% 12/1/17	300,000	358,308
#♦=‡Twin Reefs Pass Through Trust 144A 0.00% 12/29/49	200,000	0
•XL Group 6.50% 12/31/49	255,000	250,538
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	605,000	654,913

		4,703,173

Internet Software & Services–0.46%
Baidu 3.50% 11/28/22	550,000	559,081
eBay 4.00% 7/15/42	270,000	248,754

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet Software & Services (continued)
Equinix
4.875% 4/1/20	108,000	$109,350
5.375% 4/1/23	77,000	78,348
GXS Worldwide 9.75% 6/15/15	205,000	213,456
#Tencent Holdings 144A 3.375% 3/5/18	400,000	417,959

		1,626,948

IT Services–0.19%
First Data
9.875% 9/24/15	170,000	175,950
11.25% 3/31/16	245,000	247,450
Western Union
2.875% 12/10/17	55,000	55,881
3.65% 8/22/18	190,000	196,287

		675,568

Life Sciences Tools & Services–0.00%
Bio-Rad Laboratories 8.00% 9/15/16	2,000	2,141

		2,141

Machinery–0.05%
ArvinMeritor 8.125% 9/15/15	180,000	191,250

		191,250

Media–1.64%
AMC Networks 4.75% 12/15/22	195,000	195,000
#CC Holdings GS V 144A 3.849% 4/15/23	180,000	181,719
CCO Holdings 5.25% 9/30/22	110,000	108,625
Clear Channel Communications 9.00% 3/1/21	130,000	122,038
Clear Channel Worldwide Holdings 7.625% 3/15/20	185,000	194,019
#COX Communications 144A 3.25% 12/15/22	350,000	356,298
CSC Holdings 6.75% 11/15/21	85,000	95,731
DIRECTV Holdings 5.15% 3/15/42	205,000	198,845
Discovery Communications 3.25% 4/1/23	280,000	284,691
DISH DBS
5.875% 7/15/22	155,000	163,331
7.875% 9/1/19	155,000	184,450
Historic TW 6.875% 6/15/18	620,000	774,456
Interpublic Group
2.25% 11/15/17	130,000	130,112
3.75% 2/15/23	200,000	194,424
Lamar Media 5.00% 5/1/23	210,000	211,050
#MDC Partners 144A 6.75% 4/1/20	120,000	121,800

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
#Myriad International Holdings 144A 6.375% 7/28/17	225,000	$254,543
#Nara Cable Funding 144A 8.875% 12/1/18	320,000	336,800
NBCUniversal Enterprise
#144A 1.662% 4/15/18	130,000	130,387
#144A 1.974% 4/15/19	100,000	100,419
Sinclair Television Group
#144A 5.375% 4/1/21	145,000	144,638
#144A 6.125% 10/1/22	90,000	94,725
#Sirius XM Radio 144A 8.75% 4/1/15	265,000	296,138
Time Warner Cable 8.25% 4/1/19	382,000	497,873
#Univision Communications 144A 6.875% 5/15/19	200,000	215,000
Viacom 3.25% 3/15/23	230,000	231,478

		5,818,590

Metals & Mining–0.78%
AK Steel 7.625% 5/15/20	105,000	92,400
ArcelorMittal 10.35% 6/1/19	410,000	518,363
Barrick North America Finance 4.40% 5/30/21	135,000	144,403
Century Aluminum 8.00% 5/15/14	230,000	231,438
#FMG Resources August 2006 144A 6.875% 4/1/22	200,000	210,250
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	560,000	562,748
Novelis 8.75% 12/15/20	215,000	243,488
Ryerson
#144A 9.00% 10/15/17	120,000	131,550
#144A 11.25% 10/15/18	50,000	52,125
#Samarco Mineracao 144A 4.125% 11/1/22	266,000	259,483
Southern Copper
3.50% 11/8/22	50,000	50,011
5.25% 11/8/42	280,000	266,524

		2,762,783

Multiline Retail–0.06%
Dollar General 4.125% 7/15/17	55,000	59,331
Macy’s Retail Holdings 5.90% 12/1/16	116,000	134,884

		194,215

Multi-Utilities–1.24%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,498,896
CenterPoint Energy 5.95% 2/1/17	345,000	401,195
CMS Energy
4.25% 9/30/15	220,000	237,264

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
CMS Energy (continued)
6.25% 2/1/20	215,000	$263,231
•Integrys Energy Group 6.11% 12/1/66	325,000	344,782
Puget Energy 6.00% 9/1/21	130,000	147,996
•Puget Sound Energy 6.974% 6/1/67	540,000	577,929
SCANA 4.125% 2/1/22	265,000	278,833
•Wisconsin Energy 6.25% 5/15/67	615,000	668,191

		4,418,317

Oil, Gas & Consumable Fuels–4.67%
Apache 2.625% 1/15/23	75,000	73,100
#Atlas Pipeline Partners 144A 5.875% 8/1/23	50,000	50,000
Chesapeake Energy
5.375% 6/15/21	25,000	25,156
5.75% 3/15/23	70,000	71,138
#CNOOC Finance 2012 144A 3.875% 5/2/22	315,000	332,551
Continental Resources 5.00% 9/15/22	140,000	149,450
Ecopetrol 7.625% 7/23/19	467,000	587,253
El Paso Pipeline Partners Operating 6.50% 4/1/20	340,000	413,676
•Enbridge Energy Partners 8.05% 10/1/37	510,000	587,062
Energy Transfer Partners 9.70% 3/15/19	253,000	341,447
#ENI 144A 4.15% 10/1/20	480,000	504,808
•Enterprise Products Operating 7.034% 1/15/68	505,000	586,405
Forest Oil 7.25% 6/15/19	184,000	184,920
#Gazprom 144A 3.85% 2/6/20	200,000	201,000
#Gazprom Neft 144A 4.375% 9/19/22	400,000	396,500
Holly 9.875% 6/15/17	168,000	179,550
#IPIC GMTN 144A 5.50% 3/1/22	228,000	265,620
Kinder Morgan Energy Partners
3.50% 9/1/23	170,000	172,709
9.00% 2/1/19	440,000	589,368
Kodiak Oil & Gas 8.125% 12/1/19	90,000	102,150
Lukoil International Finance 6.125% 11/9/20	505,000	575,700
Murphy Oil
2.50% 12/1/17	105,000	105,551
3.70% 12/1/22	215,000	209,293
#Murray Energy 144A 10.25% 10/15/15	175,000	176,531

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration 5.625% 7/1/24	195,000	$201,825
Pemex Project Funding Master Trust 6.625% 6/15/35	115,000	138,288
#Pertamina Persero 144A 4.875% 5/3/22	400,000	417,000
Petrobras International Finance
3.875% 1/27/16	240,000	252,357
5.375% 1/27/21	325,000	352,298
Petrohawk Energy 7.25% 8/15/18	415,000	464,883
Petroleos de Venezuela 9.00% 11/17/21	1,127,000	1,073,468
Petroleos Mexicanos
#144A 3.50% 1/30/23	235,000	235,000
5.50% 6/27/44	145,000	149,930
Plains All American Pipeline 8.75% 5/1/19	435,000	590,041
Pride International 6.875% 8/15/20	875,000	1,098,623
#PTT 144A 3.375% 10/25/22	415,000	413,548
Range Resources 5.00% 8/15/22	200,000	205,000
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	203,616	219,702
Rosneft Oil
#144A 3.149% 3/6/17	200,000	201,500
#144A 4.199% 3/6/22	200,000	198,750
#Samson Investment 144A 9.75% 2/15/20	205,000	218,838
#Sinopec Group Overseas Development 2012 144A 2.75% 5/17/17	270,000	282,187
Spectra Energy Capital 3.30% 3/15/23	145,000	145,790
Statoil 2.45% 1/17/23	170,000	167,598
Sunoco Logistics Partners Operations 3.45% 1/15/23	290,000	287,514
Talisman Energy 5.50% 5/15/42	545,000	568,935
Total Capital Canada 2.75% 7/15/23	170,000	170,846
•TransCanada PipeLines 6.35% 5/15/67	695,000	742,047
Williams Partners 7.25% 2/1/17	340,000	409,352
#Woodside Finance 144A 8.75% 3/1/19	380,000	507,764

		16,594,022

Paper & Forest Products–0.28%
Georgia-Pacific 8.00% 1/15/24	590,000	818,071
International Paper
6.00% 11/15/41	70,000	81,741

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
International Paper (continued) 9.375% 5/15/19	60,000	$82,561

		982,373

Pharmaceuticals–0.25%
#Mylan 144A 3.125% 1/15/23	90,000	88,806
NBTY 9.00% 10/1/18	325,000	364,813
#Zoetis 144A 3.25% 2/1/23	435,000	442,031

		895,650

Professional Services–0.06%
FTI Consulting 6.75% 10/1/20	180,000	195,750

		195,750

Real Estate Investment Trusts–1.26%
American Tower 5.90% 11/1/21	285,000	334,513
American Tower Trust I
#144A 1.551% 3/15/18	95,000	95,722
#144A 3.07% 3/15/23	245,000	248,169
Developers Diversified Realty
4.75% 4/15/18	100,000	110,678
7.50% 4/1/17	110,000	130,877
7.875% 9/1/20	505,000	643,031
9.625% 3/15/16	100,000	121,965
Digital Realty Trust 5.25% 3/15/21	645,000	716,397
Duke Realty 3.625% 4/15/23	170,000	170,575
#Geo Group 144A 5.125% 4/1/23	40,000	40,500
Host Hotels & Resorts
3.75% 10/15/23	50,000	50,321
4.75% 3/1/23	235,000	253,800
5.25% 3/15/22	125,000	139,375
5.875% 6/15/19	115,000	126,931
Mack-Cali Realty 4.50% 4/18/22	230,000	245,506
National Retail Properties 3.80% 10/15/22	50,000	51,245
Regency Centers
4.80% 4/15/21	175,000	194,905
5.875% 6/15/17	171,000	196,592
Ventas Realty 2.70% 4/1/20	160,000	160,778
#WEA Finance 144A 4.625% 5/10/21	240,000	268,155
Weingarten Realty Investors 3.50% 4/15/23	190,000	189,452

		4,489,487

Real Estate Management & Development–0.08%
#Qatari Diar Finance 144A 5.00% 7/21/20	236,000	270,220

		270,220

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Road & Rail–0.21%
#Avis Budget Car Rental 144A 5.50% 4/1/23	195,000	$195,488
Burlington Northern Santa Fe 4.45% 3/15/43	85,000	86,330
#Korea Expressway 144A 1.875% 10/22/17	215,000	215,163
United Rentals North America 10.25% 11/15/19	200,000	233,500

		730,481

Semiconductors & Semiconductor Equipment–0.43%
Intel 2.70% 12/15/22	235,000	233,326
Maxim Integrated Products 3.375% 3/15/23	140,000	141,285
National Semiconductor 6.60% 6/15/17	605,000	734,804
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	421,342

		1,530,757

Software–0.10%
Oracle 5.75% 4/15/18	20,000	24,160
Symantec 4.20% 9/15/20	300,000	320,891

		345,051

Specialty Retail–0.13%
#QVC 144A 4.375% 3/15/23	280,000	283,629
Sally Holdings 5.75% 6/1/22	175,000	183,531

		467,160

Textiles, Apparel & Luxury Goods–0.13%
Hanesbrands 6.375% 12/15/20	190,000	207,813
Levi Strauss 6.875% 5/1/22	170,000	187,000
#144A 6.875% 5/1/22	60,000	66,000

		460,813

Tobacco–0.08%
#Imperial Tobacco Finance 144A 3.50% 2/11/23	295,000	298,225

		298,225

Trading Companies & Distributors–0.11%
#H&E Equipment Services 144A 7.00% 9/1/22	165,000	182,325
HD Supply
#144A 7.50% 7/15/20	87,000	91,785
11.00% 4/15/20	95,000	115,663

		389,773

Wireless Telecommunication Services–0.83%
America Movil 3.125% 7/16/22	440,000	432,586
#Crown Castle Towers 144A 4.883% 8/15/20	1,345,000	1,550,559

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
#MetroPCS Wireless 144A 6.25% 4/1/21	20,000	$20,425
Sprint Capital 8.75% 3/15/32	120,000	143,700
Sprint Nextel 9.125% 3/1/17	90,000	106,875
#VimpelCom 144A 7.748% 2/2/21	400,000	449,000
Vodafone Group 2.95% 2/19/23	260,000	259,685

		2,962,830

Total Corporate Bonds (Cost $105,332,149)		112,338,705

MUNICIPAL BOND–0.18%
Oregon State Taxable Pension 5.892% 6/1/27	485,000	632,935

Total Municipal Bond (Cost $485,000)		632,935

NON-AGENCY ASSET-BACKED SECURITIES–0.87%
•Ally Master Owner Trust Series 2011-1 A1 1.073% 1/15/16	350,000	351,877
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	205,000	209,371
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	190,000	228,170
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	140,000	145,024
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	195,000	250,219
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	400,000	386,572
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	196,999	197,813
General Electric Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	195,000	196,645
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19	100,000	102,693
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	100,270
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17	225,000	225,257

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	38,139	$38,627
Mid-State Trust Series 11 A1 4.864% 7/15/38	100,221	107,150
#TAL Advantage V Series 2013-1A A 144A 2.83% 2/22/38	123,958	124,355
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.603% 10/15/15	180,000	183,656
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43	112,833	117,822
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21	115,000	117,010

Total Non-Agency Asset-Backed Securities (Cost $2,928,628)		3,082,531

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.19%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	23,688	24,812
Series 2005-6 7A1 5.50% 7/25/20	20,005	20,813
•ChaseFlex Trust Series 2006-1 A4 5.564% 6/25/36	255,000	225,742
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	40,930	43,277
•JPMorgan Mortgage Trust Series 2005-A2 5A1 4.243% 4/25/35	454	456
MASTR ARM Trust
•Series 2003-6 1A2 2.825% 12/25/33	34,404	34,272
•Series 2005-6 7A1 5.304% 6/25/35	74,702	73,112
•Series 2006-2 4A1 2.648% 2/25/36	5,968	5,536
¿Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	103,870	107,165
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	150,641	150,697

Total Non-Agency Collarterized Mortgage Obligations (Cost $580,999)		685,882

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔREGIONAL BONDS–0.94%
Australia–0.69%
New South Wales Treasury
3.75% 11/20/20	AUD	197,000	$265,194
6.00% 3/1/22	AUD	906,000	1,071,208
Queensland Treasury 4.25% 7/21/23	AUD	262,000	265,173
Victoria Treasury 6.00% 10/17/22	AUD	726,000	864,068

			2,465,643

Canada–0.25%
Province of Manitoba 2.10% 9/6/22		475,000	469,231
Province of Quebec 2.625% 2/13/23		415,000	417,770

			887,001

Total Regional Bonds (Cost $3,396,177)			3,352,644

«SENIOR SECURED LOANS–4.36%
Allied Security Holdings Tranche 2L 9.75% 2/2/18		120,000	120,551
Avis Budget Car Rental 3.75% 3/15/19		210,000	213,347
Bausch & Lomb Tranche B 5.25% 5/17/19		467,672	472,603
BNY ConvergEx Group 8.75% 12/17/17		165,539	164,453
BNY ConvergEx Group (EZE Castle Software) 8.75% 12/17/17		69,461	69,005
Brock Holdings III
6.01% 3/16/17		14,788	14,935
10.00% 3/16/18		55,000	55,550
Burlington Coat Factory Warehouse 5.50% 2/23/17		526,865	534,768
Caesars Entertainment Operating Tranche B6 5.45% 1/28/18		583,622	542,039
Chrysler Group 6.00% 5/24/17		740,455	756,035
Clear Channel Communications 3.85% 1/29/16		605,000	536,938
Compass Investors Tranche B 5.25% 12/14/19		209,475	211,832
@Constellation Brands 6.00% 6/29/20		190,000	190,000
DaVita Tranche B 4.50% 10/20/16		89,089	90,119
Delos Aircraft 4.75% 4/12/16		765,000	772,650
Delta Air Lines 4.25% 4/15/17		217,145	220,199
Emdeon Tranche B 5.00% 11/2/18		212,033	215,194

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
First Data 5.20% 3/24/17	953,637	$958,703
Getty Images Tranche B 3.78% 10/18/19	219,450	222,632
Gray Television 4.75% 10/12/19	202,432	204,931
HCA 3.45% 5/1/18	800,000	807,926
IASIS Healthcare 4.50% 5/3/18	118,793	120,538
Immucor 5.00% 8/19/18	507,008	513,187
Infor US Tranche B2 5.25% 4/5/18	620,320	627,687
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18	218,896	219,489
Landry’s 4.75% 4/24/18	209,471	211,391
Level 3 Financing 4.75% 8/1/19	300,000	304,281
MultiPlan 4.00% 8/18/17	108,854	110,162
Novelis 3.75% 3/10/17	209,465	212,402
Nuveen Investments 8.25% 2/28/19	655,000	667,384
Nuveen Investments Tranche A 1st Lien 5.20% 5/15/17	232,133	237,030
OSI Restaurant Partners Tranche B 1st Lien 4.75% 10/23/19	526,500	534,909
PQ 4.50% 8/7/17	144,638	146,319
Remy International 4.25% 3/5/20	224,238	227,321
Samson Investment 2nd Lien 6.00% 9/25/18	380,000	384,703
Sensus USA 2nd Lien 8.50% 5/9/18	300,000	301,875
Smart & Final 1st Lien 5.75% 11/15/19	107,730	109,301
Truven Health Tranche B 5.75% 5/23/19	54,724	55,425
Univision Communications 4.75% 2/6/20	315,000	317,363
Univision Communications 1st Lien 4.75% 2/22/20	425,588	428,780
Visant 5.25% 12/22/16	94,882	92,055
Warner Chilcott Tranche B1 4.25% 3/15/18	71,680	72,815
Warner Chilcott Tranche B2 4.25% 3/15/18	25,400	25,802

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Warner Chilcott Tranche B3 4.25% 3/15/18		31,203	$31,697
WC Luxco 4.25% 3/15/18		56,484	57,379

WideOpenWest Finance
4.75% 3/27/19		1,270,000	1,285,081
6.25% 7/17/18		621,867	630,094
Zayo Group 4.50% 7/2/19		174,123	176,191

Total Senior Secured Loans (Cost $15,181,156)			15,475,071

ΔSOVEREIGN BONDS–4.85%
Australia–0.07%
Australia Government Inflation-Linked 4.00% 8/20/20	AUD	133,000	265,768

			265,768

Brazil–0.15%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	1,036,000	524,523

			524,523

Colombia–0.35%
Colombia Government International
4.375% 3/21/23	COP	1,311,000,000	745,019
6.125% 1/18/41		393,000	496,359

			1,241,378

Finland–0.12%
Finland Government 4.00% 7/4/25	EUR	265,000	418,802

			418,802

Indonesia–0.71%
Indonesia Treasury
5.625% 5/15/23	IDR	5,504,000,000	564,861
7.00% 5/15/22	IDR	7,222,000,000	821,692
7.00% 5/15/27	IDR	3,885,000,000	429,198
11.00% 11/15/20	IDR	2,150,000,000	298,351
#Republic of Indonesia 144A 5.25% 1/17/42		367,000	392,690

			2,506,792

Ireland–0.09%
#VEB Finance 144A 6.025% 7/5/22		285,000	316,706

			316,706

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia–0.06%
Malaysia Government 4.262% 9/15/16	MYR	666,000	$223,342

			223,342

Mexico–0.62%
Mexican Bonos
6.50% 6/10/21	MXN	2,647,600	238,635
6.50% 6/9/22	MXN	2,546,000	230,513
7.50% 6/3/27	MXN	10,461,000	1,028,322
7.75% 5/29/31	MXN	4,221,000	423,832
Mexico Government International 4.75% 3/8/44		270,000	280,800

			2,202,102

Norway–0.08%
#Kommunalbanken 144A 1.00% 3/15/18		278,000	276,102

			276,102

Panama–0.18%
Panama Government International
6.70% 1/26/36		74,000	98,975
7.125% 1/29/26		195,000	263,640
8.875% 9/30/27		184,000	285,384

			647,999

Peru–0.25%
Republic of Peru
5.625% 11/18/50		110,000	132,110
7.125% 3/30/19		575,000	740,888

			872,998

Philippines–0.20%
Republic of Philippines
5.00% 1/13/37		260,000	299,975
9.50% 10/21/24		256,000	401,280

			701,255

Poland–0.48%
Poland Government
4.00% 10/25/23	PLN	1,400,000	432,780
5.75% 10/25/21	PLN	3,607,000	1,265,828

			1,698,608

Republic of Korea–0.10%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	354,154,673	373,035

			373,035

Russia–0.10%
Russia-Eurobond 7.50% 3/31/30		285,200	353,862

			353,862

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa–0.49%
South Africa Government
7.25% 1/15/20	ZAR	4,232,000	$481,576
8.00% 12/21/18	ZAR	3,295,000	389,539
13.50% 9/15/15	ZAR	3,016,000	387,604
South Africa Government Inflation Linked 2.75% 1/31/22	ZAR	3,829,912	493,537

			1,752,256

Sri Lanka–0.06%
#Sri Lanka Government International 144A 5.875% 7/25/22		200,000	208,500

			208,500

Turkey–0.39%
Turkey Government
4.50% 2/11/15	TRY	305,045	182,289
9.00% 3/5/14	TRY	857,000	487,739
10.50% 1/15/20	TRY	1,062,000	707,746

			1,377,774

United Kingdom–0.23%
United Kingdom Gilt
4.50% 3/7/19	GBP	134,000	245,663
4.75% 3/7/20	GBP	300,000	565,063

			810,726

Uruguay–0.12%
Republic of Uruguay 8.00% 11/18/22		311,250	435,439

			435,439

Total Sovereign Bonds (Cost $16,934,614)			17,207,967

SUPRANATIONAL BANK–0.06%
Andina de Fomento 4.375% 6/15/22		200,000	218,114

Total Supranational Bank (Cost $215,814)			218,114

U.S. TREASURY OBLIGATIONS–1.70%
U.S. Treasury Bonds
¥2.75% 8/15/42		2,730,000	2,533,355
2.75% 11/15/42		1,240,000	1,149,518
U.S. Treasury Notes
0.75% 2/28/18		2,245,000	2,244,825
2.00% 2/15/23		100,000	101,281

Total U.S. Treasury Obligations (Cost $6,158,223)			6,028,979

	Number of Shares	Value (U.S. $)
WARRANT–0.01%
†Kinder Morgan	9,213	$47,355

Total Warrant (Cost $16,491)		47,355

MONEY MARKET MUTUAL FUND–0.05%
Dreyfus Treasury & Agency Cash Management Fund	182,053	182,053

Total Money Market Mutual Fund (Cost $182,053)		182,053

	Number of Contracts
OPTION PURCHASED–0.00%
Put Option–0.00%
U.S. 10 yr Futures, strike price $128.50, expires 4/27/13 (JPMC)	50	781

Total Option Purchased (Cost $11,869)		781

	Principal Amount°
SHORT-TERM INVESTMENTS–7.04%
≠Discounted Commercial Paper–3.10%
Abbey National North America 0.17% 4/1/13	5,765,000	5,765,000
BMW US Capital 0.174% 4/2/13	250,000	249,995
Standard Chartered Bank 0.081% 5/6/13	5,000,000	4,999,123

		11,014,118

≠U.S. Treasury Obligations–3.94%
U.S. Treasury Bills
0.105% 5/23/13	3,500,000	3,499,710
0.105% 5/30/13	3,500,000	3,499,657
0.12% 6/6/13	3,500,000	3,499,678
0.125% 6/13/13	3,500,000	3,499,608

		13,998,653

Total Short-Term Investments (Cost $25,011,285)		25,012,771

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–105.48% (Cost $326,770,797)	$374,640,108
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.48%)	(19,452,666)

NET ASSETS APPLICABLE TO 23,677,336 SHARES OUTSTANDING–100.00%	$355,187,442

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $42,902,090, which represented 12.08% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
«	Of this amount, $29,067,227 represents payable for securities purchased.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $2,156,588, which represented 0.61% of the Fund’s net assets. See Note 4 in “Notes.”
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $336,876, which represented 0.09% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2013.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(2,040,235)	USD	2,066,472	4/12/13	$(55,241)
BAML	BRL	1,555,053	USD	(773,466)	4/12/13	(5,035)
BAML	CLP	520,102,500	USD	(1,089,949)	4/12/13	10,690
BAML	COP	1,353,090,000	USD	(743,994)	4/12/13	(3,792)
BAML	EUR	(3,976,466)	USD	5,178,273	4/12/13	80,541
BAML	INR	18,856,399	USD	(340,675)	4/12/13	5,567
BAML	JPY	(126,372,193)	USD	1,350,390	4/12/13	7,731
BAML	KRW	(194,188,150)	USD	177,519	4/12/13	3,264
BAML	MXN	12,986,536	USD	(1,047,149)	4/12/13	2,868
BAML	MYR	3,268,311	USD	(1,049,250)	4/12/13	4,405
BAML	NZD	243,421	USD	(199,965)	4/12/13	3,477
BCLY	MXN	(8,069,189)	USD	648,753	4/12/13	(3,675)
BNP	AUD	(271,673)	USD	283,169	4/12/13	646
BNP	RUB	32,457,929	USD	(1,051,797)	4/12/13	(11,353)
CITI	AUD	(1,084,366)	USD	1,130,420	4/12/13	2,747
CITI	JPY	42,908,859	USD	(458,908)	4/12/13	(3,017)

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CITI	PLN	(1,789,603)	USD	560,942	4/12/13	$12,147
CITI	TRY	962,442	USD	(531,735)	4/12/13	(923)
CSFB	COP	958,835,175	USD	(523,596)	4/12/13	930
CSFB	IDR	2,659,852,480	USD	(273,000)	4/12/13	118
CSFB	MXN	13,318,183	USD	(1,070,748)	4/12/13	6,084
GSC	BRL	2,459,878	USD	(1,236,057)	4/12/13	(20,506)
GSC	GBP	(709,814)	USD	1,068,412	4/12/13	(10,025)
GSC	NOK	1,079,284	USD	(185,358)	4/12/13	(689)
HSBC	CAD	(407,063)	USD	395,698	4/12/13	(4,884)
HSBC	EUR	(595,379)	USD	775,315	4/12/13	12,052
HSBC	GBP	613,769	USD	(924,164)	4/12/13	8,350
HSBC	JPY	100,261,967	USD	(1,071,489)	4/12/13	(6,242)
JPMC	BRL	1,207,000	USD	(606,075)	4/12/13	(9,636)
JPMC	EUR	359,349	USD	(467,585)	4/12/13	(6,908)
JPMC	GBP	(726,970)	USD	1,093,872	4/12/13	(10,631)
JPMC	JPY	67,225,125	USD	(719,216)	4/12/13	(4,973)
MNB	COP	(62,116,932)	USD	33,896	4/2/13	(114)
MNB	EUR	43,417	USD	(55,717)	4/2/13	(61)
MNB	IDR	136,828,804	USD	(14,069)	4/1/13	2
MSC	AUD	(1,681,005)	USD	1,750,801	4/12/13	2,662
MSC	GBP	(215,598)	USD	324,422	4/12/13	(3,142)
MSC	JPY	95,069,671	USD	(1,016,766)	4/12/13	(6,685)
MSC	PLN	(1,662,470)	USD	521,155	4/12/13	11,346
MSC	ZAR	(13,116,655)	USD	1,436,387	4/12/13	11,937
TD	CLP	213,367,500	USD	(447,757)	4/12/13	3,771
TD	GBP	(697,004)	USD	1,053,413	4/12/13	(5,561)
TD	JPY	(196,986,220)	USD	2,077,709	4/12/13	(15,196)
TD	MXN	13,303,962	USD	(1,070,501)	4/12/13	5,181

						$8,227

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
13 Euro-Bund	$2,430,925	$2,424,453	6/11/13	$(6,472)
(15) Euro-O.A.T	(2,627,823)	(2,615,359)	6/11/13	12,464
26 Long Gilt	4,548,159	4,692,487	6/29/13	144,328
(23) U.S. Treasury 10 yr Notes	(2,999,466)	(3,035,641)	6/29/13	(36,175)

	$1,351,795			$114,145

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ITRAXX Europe Crossover S19 V1 CDS	EUR	810,000	5.00%	6/20/18	$4,899
	ITRAXX Europe Subordinate Financials
JPMC	18.1 5 yr CDS	EUR	340,000	5.00%	12/20/17	6,948

Total						$11,847

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CITI–Citigroup Global Markets

CLP–Chilean Peso

COP–Colombian Peso

CSFB–Credit Suisse Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

O.A.T–Obligations Assimilables du Tresor

PLN–Polish Zloty REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

RUB–Russian Ruble

S.F.–Single Family

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

TBA–To be announced

TD–Toronto Dominion Bank

TRY–Turkish Lira

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (Unaudited)

March 31, 2013

The following accounting policies are in accordance with U.S. generally accepted accountingprinciples (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Foundation® Conservative Allocation Fund (Fund).

1. Significant Accounting Policies

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$328,373,682

Aggregate unrealized appreciation	$52,399,810
Aggregate unrealized depreciation	(6,133,384)

Net unrealized appreciation	$46,266,426

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$42,457,657	$52,925	$42,510,582
Common Stock	121,513,951	388,444	34,500	121,936,895
Corporate Debt	638,735	134,910,695	—	135,549,430
Foreign Debt	—	20,778,725	—	20,778,725
Investment Companies	20,045,929	—	—	20,045,929
Municipal Bond	—	632,935	—	632,935
U.S. Treasury Obligation	—	6,028,979	—	6,028,979
Short-Term Investments	—	25,012,771	—	25,012,771
Other	1,334,203	808,878	—	2,143,081
Option Purchased	—	781	—	781

Total	$143,532,818	$231,019,865	$87,425	$374,640,108

Foreign Currency Exchange Contracts	$—	$8,227	$—	$8,227

Futures Contracts	$114,145	$—	$—	$114,145

Swap Contracts	$—	$11,847	$—	$11,847

As a result of international fair value pricing at March 31, 2013, a portion of the Fund’s common stock investments were categorized as Level 2. During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

3. Derivatives (continued)

Options Contracts–During the period ended March 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2013, net unrealized appreciation of CDS contracts was $11,847. The Fund has posted $210,000 in cash collateral for open swap contracts. If a credit event had occurred for all open swap transactions where collateral posting was required as of March 31, 2013, the Fund would have received EUR 1,150,000 less the value of the contracts’ related reference obligations. The Fund received $9,000 in securities collateral for open swap contracts.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

4. Credit and Market Risk (continued)

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investor Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Foundation® Conservative Allocation Fund–32

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–50.94%
U.S. MARKETS–33.57%
Aerospace & Defense–1.12%
†Esterline Technologies	640	$48,448
Honeywell International	1,290	97,202
†KEYW Holding	2,340	37,744
Lockheed Martin	520	50,190
Northrop Grumman	4,500	315,675
Raytheon	5,400	317,466
Rockwell Collins	360	22,723
Triumph Group	820	64,370
United Technologies	1,450	135,474

		1,089,292

Air Freight & Logistics–0.07%
FedEx	450	44,190
†XPO Logistics	1,620	27,281

		71,471

Auto Components–0.42%
†Borg Warner	300	23,202
Cooper Tire & Rubber	1,335	34,256
Johnson Controls	9,000	315,630
†Tenneco	975	38,327

		411,415

Automobiles–0.07%
Ford Motor	5,270	69,301

		69,301

Beverages–0.17%
Coca-Cola	890	35,992
PepsiCo	1,670	132,114

		168,106

Biotechnology–0.87%
†Acorda Therapeutics	990	31,710
†Alkermes	2,095	49,672
†Celgene	4,470	518,118
†Cepheid	395	15,156
†Gilead Sciences	2,440	119,389
†Incyte	1,290	30,199
†InterMune	1,730	15,657
Spectrum Pharmaceuticals	2,520	18,799
†Vertex Pharmaceuticals	850	46,733

		845,433

Building Products–0.04%
AAON	1,315	36,281

		36,281

Capital Markets–0.64%
Ameriprise Financial	920	67,758
Bank of New York Mellon	11,700	327,483
BlackRock	380	97,614
Evercore Partners Class A	600	24,960

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
State Street	1,260	$74,453
†Stifel Financial	560	19,415
†Walter Investment Management	405	15,086

		626,769

Chemicals–0.63%
Cabot	1,075	36,765
Celanese Class A	1,180	51,979
†Chemtura	1,335	28,849
duPont (E.I.) deNemours	7,650	376,074
Eastman Chemical	750	52,403
Innophos Holdings	485	26,462
Koppers Holdings	590	25,948
Stepan	210	13,251

		611,731

Commercial Banks–0.51%
BBCN Bancorp	1,725	22,529
†Capital Bank Financial	1,265	21,707
Cardinal Financial	2,000	36,360
City Holding	755	30,041
Home Bancshares	645	24,297
@Independent Bank	885	28,842
Park National	430	30,010
Prosperity Bancshares	720	34,121
Susquehanna Bancshares	2,685	33,375
†Texas Capital Bancshares	455	18,405
Trustmark	840	21,008
Webster Financial	1,370	33,236
Wells Fargo	3,870	143,151
†Western Alliance Bancorp	1,280	17,715

		494,797

Commercial Services & Supplies–0.50%
McGrath RentCorp	665	20,682
Republic Services	1,120	36,960
†Tetra Tech	920	28,051
United Stationers	1,130	43,675
US Ecology	1,340	35,577
Waste Management	8,100	317,601

		482,546

Communications Equipment–1.34%
Cisco Systems	15,830	331,005
Motorola Solutions	4,628	296,331
†NETGEAR	680	22,787
Plantronics	645	28,503
QUALCOMM	9,295	622,300

		1,300,926

Computers & Peripherals–0.80%
Apple	1,465	648,453

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals (continued)
†EMC	3,780	$90,304
†Synaptics	935	38,045

		776,802

Construction & Engineering–0.14%
Fluor	610	40,461
Granite Construction	380	12,099
†MYR Group	1,310	32,174
URS	1,030	48,832

		133,566

Consumer Finance–0.08%
Capital One Financial	1,360	74,732

		74,732

Containers & Packaging–0.06%
Boise	2,985	25,850
MeadWestvaco	790	28,677

		54,527

Diversified Financial Services–0.76%
CME Group	3,350	205,657
†IntercontinentalExchange	2,355	384,030
JPMorgan Chase	3,240	153,770

		743,457

Diversified Telecommunication Services–0.80%
AT&T	12,140	445,417
Atlantic Tele-Network	435	21,102
†=Century Communications Tracking	5,000	0
Verizon Communications	6,300	309,645

		776,164

Electric Utilities–0.47%
Cleco	795	37,389
Edison International	6,780	341,170
OGE Energy	840	58,783
UIL Holdings	580	22,962

		460,304

Electrical Equipment–0.10%
Acuity Brands	760	52,706
Eaton	690	42,263

		94,969

Electronic Equipment, Instruments & Components–0.10%
Anixter International	455	31,814
†FARO Technologies	935	40,570
†Rofin-Sinar Technologies	955	25,871

		98,255

Energy Equipment & Services–0.64%
Bristow Group	280	18,463
†C&J Energy Services	970	22,213

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Halliburton	7,700	$311,157
†Key Energy Services	2,870	23,190
Lufkin Industries	455	30,207
National Oilwell Varco	710	50,233
†Pioneer Energy Services	3,020	24,915
†RigNet	1,165	29,055
Schlumberger	1,510	113,084

		622,517

Food & Staples Retailing–1.18%
Casey’s General Stores	705	41,102
CVS Caremark	7,290	400,877
Safeway	8,100	213,435
†Susser Holdings	910	46,510
Walgreen	9,400	448,192

		1,150,116

Food Products–1.12%
Archer-Daniels-Midland	13,480	454,680
General Mills	1,690	83,334
J&J Snack Foods	375	28,834
Kraft Foods Group	5,933	305,728
Mondelez International Class A	7,100	217,331

		1,089,907

Health Care Equipment & Supplies–0.61%
Abbott Laboratories	1,410	49,801
†Align Technology	1,245	41,720
Baxter International	4,400	319,616
Conmed	990	33,719
CryoLife	2,435	14,634
†Haemonetics	870	36,244
†Merit Medical Systems	2,105	25,807
†Quidel	1,655	39,306
West Pharmaceutical Services	590	38,315

		599,162

Health Care Providers & Services–0.91%
Air Methods	850	41,004
Cardinal Health	7,300	303,826
†Cross Country Healthcare	2,470	13,116
†Express Scripts Holding	1,560	89,934
Quest Diagnostics	5,400	304,830
UnitedHealth Group	1,870	106,983
†WellCare Health Plans	510	29,560

		889,253

Health Care Technology–0.01%
†Greenway Medical Technologies	700	11,130

		11,130

Hotels, Restaurants & Leisure–0.39%
†AFC Enterprises	1,190	43,233

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund
Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
†Buffalo Wild Wings	345	$30,198
CEC Entertainment	655	21,451
Cheesecake Factory	680	26,255
†Jack in the Box	1,165	40,297
McDonald’s	1,120	111,653
†SHFL Entertainment	2,325	38,525
Starbucks	1,260	71,770

		383,382

Household Products–0.24%
Kimberly-Clark	830	81,323
Procter & Gamble	2,020	155,661

		236,984

Independent Power Producers & Energy Traders–0.00%
†=Calpine	200	0

		0

Industrial Conglomerates–0.12%
General Electric	4,950	114,444

		114,444

Insurance–1.61%
AFLAC	1,410	73,348
Allstate	6,100	299,327
American Equity Investment Life
Holding	2,690	40,054
AMERISAFE	605	21,502
Marsh & McLennan	8,200	311,354
Primerica	885	29,010
ProAssurance	490	23,192
Progressive	13,750	347,463
Prudential Financial	600	35,394
Travelers	4,580	385,590

		1,566,234

Internet & Catalog Retail–0.80%
†Liberty Interactive Class A	18,350	392,323
†priceline.com	510	350,844
†Shutterfly	735	32,465

		775,632

Internet Software & Services–1.11%
†Brightcove	2,005	12,451
†comScore	915	15,354
†ExactTarget	1,010	23,503
†Google Class A	575	456,567
j2 Global	1,100	43,131
†Liquidity Services	525	15,650
†Trulia	130	4,079
†ValueClick	1,475	43,586
†VeriSign	4,725	223,398
†Vocus	2,055	29,078

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services (continued)
†Yahoo	9,000	$211,770

		1,078,567

IT Services–1.75%
Accenture Class A	980	74,451
†EPAM Systems	770	17,887
†ExlService Holdings	585	19,235
International Business Machines	430	91,719
†InterXion Holding	1,060	25,673
MasterCard Class A	900	487,017
Syntel	350	23,632
†TeleTech Holdings	1,590	33,724
†Teradata	4,675	273,534
†VeriFone Systems	3,700	76,516
Visa Class A	3,425	581,702

		1,705,090

Life Sciences Tools & Services–0.08%
Thermo Fisher Scientific	1,070	81,844

		81,844

Machinery–0.39%
Barnes Group	1,205	34,861
Caterpillar	1,810	157,416
†Chart Industries	485	38,805
†Columbus McKinnon	1,370	26,373
Cummins	330	38,217
Deere	400	34,392
ESCO Technologies	680	27,785
†Kadant	1,060	26,500

		384,349

Media–0.26%
Cinemark Holdings	1,330	39,155
Comcast Special Class A	3,220	127,576
National CineMedia	1,440	22,723
Regal Entertainment Group Class A	1,800	30,006
Viacom Class B	610	37,558

		257,018

Metals & Mining–0.12%
Allegheny Technologies	1,380	43,760
†Coeur d’Alene Mines	975	18,389
Kaiser Aluminum	455	29,416
Materion	940	26,790

		118,355

Multiline Retail–0.23%
Macy’s	1,730	72,383
Nordstrom	1,300	71,799
Target	1,130	77,349

		221,531

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Multi-Utilities–0.12%
MDU Resources Group	1,870	$46,731
NorthWestern	590	23,517
Sempra Energy	610	48,763

		119,011

Office Electronics–0.32%
Xerox	35,900	308,740

		308,740

Oil, Gas & Consumable Fuels–2.90%
†Bonanza Creek Energy	935	36,156
†Carrizo Oil & Gas	1,065	27,445
Chevron	4,140	491,915
ConocoPhillips	5,000	300,500
†Diamondback Energy	380	10,199
EOG Resources	4,560	583,999
Exxon Mobil	1,590	143,275
Hess	260	18,619
Kinder Morgan	12,598	487,291
†Kodiak Oil & Gas	1,790	16,271
Marathon Oil	10,450	352,374
Occidental Petroleum	4,190	328,370
†Rosetta Resources	680	32,354

		2,828,768

Paper & Forest Products–0.08%
Buckeye Technologies	940	28,153
International Paper	810	37,730
Neenah Paper	555	17,072

		82,955

Personal Products–0.34%
Avon Products	14,500	300,585
†Prestige Brands Holdings	1,170	30,057

		330,642

Pharmaceuticals–2.04%
AbbVie	1,410	57,500
Allergan	4,300	480,009
Johnson & Johnson	4,030	328,566
Merck	10,010	442,742
Perrigo	1,625	192,936
Pfizer	16,693	481,760

		1,983,513

Professional Services–0.17%
†FTI Consulting	710	26,739
Kforce	2,160	35,359
Manpower	360	20,419
†RPX	1,030	14,533
Towers Watson Class A	770	53,376

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Professional Services (continued)
†WageWorks	795	$19,899

		170,325

Real Estate Investment Trusts–2.39%
American Campus Communities	500	22,670
American Tower	325	24,999
Apartment Investment & Management	1,100	33,726
AvalonBay Communities	400	50,668
Boston Properties	825	83,375
BRE Properties	275	13,387
Camden Property Trust	775	53,227
CBL & Associates Properties	1,125	26,550
Colonial Properties Trust	1,075	24,306
Corporate Office Properties Trust	1,075	28,681
DCT Industrial Trust	7,445	55,093
DDR	1,450	25,259
Digital Realty Trust	325	21,746
DuPont Fabros Technology	1,485	36,041
EastGroup Properties	690	40,158
EPR Properties	765	39,818
Equity Lifestyle Properties	300	23,040
Equity Residential	1,575	86,720
Essex Property Trust	225	33,881
Extra Space Storage	450	17,672
Federal Realty Investment Trust	275	29,711
First Industrial Realty Trust	1,025	17,558
First Potomac Realty Trust	775	11,493
General Growth Properties	1,925	38,269
HCP	1,400	69,804
Health Care REIT	525	35,653
Healthcare Realty Trust	1,350	38,327
Healthcare Trust of America	1,450	17,038
Host Hotels & Resorts	6,475	113,248
Kilroy Realty	625	32,750
Kimco Realty	2,225	49,840
LaSalle Hotel Properties	1,540	39,085
Lexington Realty Trust	1,725	20,355
Liberty Property Trust	975	38,756
Macerich	550	35,409
National Retail Properties	1,735	62,755
Parkway Properties	600	11,130
Post Properties	450	21,195
ProLogis	1,800	71,964
PS Business Parks	275	21,703
Public Storage	550	83,776
Ramco-Gershenson Properties Trust	3,015	50,652
Rayonier	175	10,442
Regency Centers	750	39,683
RLJ Lodging Trust	600	13,656
Senior Housing Properties Trust	600	16,098
Simon Property Group	1,500	237,840

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty	750	$64,583
Sovran Self Storage	575	37,082
†Strategic Hotels & Resorts	2,475	20,666
Summit Hotel Properties	1,825	19,108
†Sunstone Hotel Investors	1,150	14,157
Tanger Factory Outlet Centers	900	32,562
Taubman Centers	75	5,825
Ventas	1,000	73,200
Vornado Realty Trust	975	81,549
Washington Real Estate Investment Trust	225	6,264

		2,324,203

Road & Rail–0.18%
†Genesee & Wyoming	355	33,054
Hunt (J.B.) Transport Services	650	48,412
Union Pacific	680	96,839

		178,305

Semiconductors & Semiconductor Equipment–0.62%
†Amkor Technology	3,825	15,300
†Applied Micro Circuits	3,445	25,562
Avago Technologies	1,610	57,831
†Cirrus Logic	905	20,589
Intel	17,700	386,745
†Semtech	1,285	45,476
Texas Instruments	1,590	56,413

		607,916

Software–1.54%
†Adobe Systems	10,700	465,557
†BMC Software	7,500	347,475
†Citrix Systems	610	44,018
†Fortinet	1,990	47,123
Intuit	5,800	380,770
Microsoft	4,750	135,898
†Nuance Communications	1,190	24,014
†Proofpoint	1,625	27,398
†SS&C Technologies Holdings	935	28,031

		1,500,284

Specialty Retail–0.58%
DSW Class A	740	47,212
†Express	1,395	24,845
†Jos. A Bank Clothiers	767	30,603
Lowe’s	8,100	307,152
†Sally Beauty Holdings	5,175	152,042

		561,854

Textiles, Apparel & Luxury Goods–0.39%
†G-III Apparel Group	950	38,105
†Iconix Brand Group	1,840	47,601

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
Jones Group	795	$10,112
†Madden (Steven)	1,007	43,442
NIKE Class B	3,600	212,436
Perry Ellis International	1,405	25,557

		377,253

Thrift & Mortgage Finance–0.05%
Dime Community Bancshares	1,725	24,771
Flushing Financial	1,710	28,967

		53,738

Trading Companies & Distributors–0.08%
Applied Industrial Technologies	1,050	47,250
†Titan Machinery	970	26,918

		74,168

Wireless Telecommunication Services–0.51%
†Crown Castle International	7,050	490,962
NTELOS Holdings	555	7,110

		498,072

Total U.S. Markets (Cost $22,265,995)		32,706,106

§DEVELOPED MARKETS–10.88%
Air Freight & Logistics–0.24%
Deutsche Post	10,375	239,053

		239,053

Auto Components–0.11%
Sumitomo Rubber Industries	6,675	111,333

		111,333

Automobiles–0.59%
Bayerische Motoren Werke	1,923	165,919
Toyota Motor	7,900	404,945

		570,864

Beverages–0.38%
Carlsberg Class B	2,040	198,513
Coca-Cola Amatil	11,094	168,398

		366,911

Chemicals–0.24%
Syngenta ADR	2,850	238,688

		238,688

Commercial Banks–1.02%
Mitsubishi UFJ Financial Group	55,500	332,540
Nordea Bank	26,862	304,215
Standard Chartered	9,017	233,395
†UniCredit	28,190	120,331

		990,481

LVIP Delaware Foundation® Moderate Allocation Fund–5

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Construction & Engineering–0.22%
Vinci	4,699	$211,693

		211,693

Construction Materials–0.23%
†Cemex Latam Holdings	12,408	93,255
Lafarge	2,025	134,538

		227,793

Containers & Packaging–0.23%
Rexam	27,596	221,185

		221,185

Electrical Equipment–0.19%
Alstom	4,548	185,098

		185,098

Energy Equipment & Services–0.40%
Subsea 7	8,883	207,589
†Transocean	3,500	181,860

		389,449

Food & Staples Retailing–0.41%
Greggs	18,714	135,578
Tesco	45,124	261,605

		397,183

Food Products–0.40%
†Aryzta	6,656	392,911

		392,911

Household Durables–0.15%
Techtronic Industries	60,500	147,303

		147,303

Industrial Conglomerates–0.24%
Koninklijke Philips Electronics	7,972	235,904

		235,904

Insurance–0.25%
AXA	13,530	232,575
Maiden Holdings	1,005	10,643

		243,218

IT Services–0.70%
†CGI Group Class A	13,242	359,907
Teleperformance	7,559	322,128

		682,035

Life Sciences Tools & Services–0.04%
†ICON	1,115	36,003

		36,003

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Media–0.17%
Publicis Groupe	2,508	$168,170

		168,170

Metals & Mining–0.71%
Anglo American ADR	2,600	33,400
AuRico Gold	17,238	108,602
Rio Tinto	5,665	265,547
Yamana Gold	18,577	286,194

		693,743

Multiline Retail–0.50%
Don Quijote	6,200	274,333
PPR	951	208,943

		483,276

Multi-Utilities–0.10%
National Grid	8,068	93,781

		93,781

Oil, Gas & Consumable Fuels–0.27%
Total	5,413	259,193

		259,193

Pharmaceuticals–1.68%
Meda Class A	7,901	93,663
Novartis	4,365	310,078
Novo Nordisk ADR	1,600	258,400
Sanofi	3,248	330,037
Stada Arzneimittel	7,021	287,456
Teva Pharmaceutical Industries ADR	9,000	357,120

		1,636,754

Road & Rail–0.33%
East Japan Railway	3,866	317,478

		317,478

Specialty Retail–0.22%
Nitori Holdings	2,820	217,200

		217,200

Textiles, Apparel & Luxury Goods–0.26%
Yue Yuen Industrial Holdings	78,000	254,221

		254,221

Trading Companies & Distributors–0.26%
ITOCHU	21,114	257,729

		257,729

Wireless Telecommunication Services–0.34%
KDDI	4,128	172,128
Vodafone Group	32,704	92,725

LVIP Delaware Foundation® Moderate Allocation Fund–6

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services (continued)
Vodafone Group ADR	2,290	$65,059

		329,912

Total Developed Markets (Cost $8,094,371)		10,598,562

×EMERGING MARKETS–6.49%
Airlines–0.06%
†@Gol Linhas Aereas Inteligentes ADR	10,200	60,690

		60,690

Automobiles–0.10%
Hyundai Motor	202	40,547
Mahindra & Mahindra	3,786	60,070

		100,617

Beverages–0.30%
Fomento Economico Mexicano ADR	900	102,150
@Lotte Chilsung Beverage	62	83,247
Tsingtao Brewery	5,305	33,829
United Spirits	1,958	68,500

		287,726

Building Products–0.10%
@KCC	359	95,599

		95,599

Chemicals–0.05%
Braskem ADR	3,700	50,098

		50,098

Commercial Banks–0.85%
Banco Santander Brasil ADR	8,300	60,258
Bangkok Bank	9,430	71,413
China Construction Bank	84,028	68,629
ICICI Bank ADR	1,700	72,930
Industrial & Commercial Bank of China	139,406	97,695
Itau Unibanco Holding ADR	4,800	85,440
†KB Financial Group ADR	3,978	131,433
Powszechna Kasa Oszczednosci Bank Polski	2,897	30,731
=Sberbank	37,473	118,748
Standard Bank Group	6,813	87,773

		825,050

Construction & Engineering–0.07%
†Empresas ICA ADR	5,200	68,952

		68,952

Construction Materials–0.24%
†Cemex ADR	8,752	106,862
Siam Cement	2,758	45,159
Siam Cement NVDR	2,100	34,385

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Construction Materials (continued)
Ultratech Cement	1,481	$50,989

		237,395

Diversified Financial Services–0.05%
Remgro	2,600	51,819

		51,819

Diversified Telecommunication Services–0.38%
China Telecom	116,000	58,429
China Unicom Hong Kong ADR	6,000	80,880
Chunghwa Telecom ADR	1,803	56,073
†KT ADR	6,200	97,402
Telefonica Brasil ADR	3,080	82,174

		374,958

Electronic Equipment, Instruments & Components–0.19%
Hon Hai Precision Industry	44,162	122,267
†LG Display ADR	4,000	58,360

		180,627

Food & Staples Retailing–0.15%
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	1,500	79,920
Wal-Mart de Mexico Series V	20,017	65,479

		145,399

Food Products–0.33%
Brasil Foods ADR	6,040	133,544
China Mengniu Dairy	26,000	74,692
@Lotte Confectionery	43	68,047
Tingyi Cayman Islands Holding	18,000	46,956

		323,239

Household Durables–0.06%
LG Electronics	779	56,950

		56,950

Insurance–0.07%
†Samsung Life Insurance	704	65,757

		65,757

Internet & Catalog Retail–0.15%
Hyundai Home Shopping Network	1,162	144,540

		144,540

Internet Software & Services–0.16%
†Baidu ADR	500	43,850
†Sina	1,000	48,590
†Sohu.com	1,300	64,493

		156,933

LVIP Delaware Foundation® Moderate Allocation Fund–7

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
IT Services–0.03%
†WNS Holdings ADR	1,715	$25,279

		25,279

Media–0.14%
Grupo Televisa ADR	5,000	133,050

		133,050

Metals & Mining–0.25%
†Anglo American Platinum	876	36,430
†@ArcelorMittal South Africa	5,386	16,669
@Gerdau	3,800	26,296
Gerdau ADR	2,900	22,359
Impala Platinum Holdings	2,196	32,404
Vale ADR	6,400	110,656

		244,814

Oil, Gas & Consumable Fuels–1.14%
Cairn India	11,057	55,494
China Petroleum & Chemical	37,500	44,154
CNOOC ADR	300	57,450
Gazprom ADR	14,000	119,700
LUKOIL ADR	1,400	90,300
PetroChina ADR	400	52,728
Petroleo Brasileiro ADR	11,100	183,927
†Polski Koncern Naftowy Orlen	2,807	44,298
PTT NVDR	5,724	63,264
#@Reliance Industries GDR 144A	7,700	219,296
†Rosneft GDR	9,300	70,959
Sasol ADR	1,300	57,642
Tambang Batubara Bukit Asam Persero	34,000	50,383

		1,109,595

Paper & Forest Products–0.09%
†@Fibria Celulose ADR	7,631	92,106

		92,106

Personal Products–0.08%
†Hypermarcas	9,600	76,078

		76,078

Real Estate Management & Development–0.10%
#†=Etalon Group GDR 144A	3,000	15,000
†@UEM Land Holdings	93,700	81,347

		96,347

Road & Rail–0.05%
All America Latina Logistica	9,125	45,439

		45,439

Semiconductors & Semiconductor Equipment–0.54%
Samsung Electronics	278	377,012
Taiwan Semiconductor Manufacturing	16,204	54,247

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing ADR	3,500	$60,165
United Microelectronics	103,600	38,498

		529,922

Transportation Infrastructure–0.04%
Santos Brasil Participacoes	3,000	44,103

		44,103

Wireless Telecommunication Services–0.72%
America Movil ADR	2,500	52,400
China Mobile ADR	1,500	79,695
†MegaFon GDR	2,900	89,900
Mobile Telesystems ADR	2,400	49,776
MTN Group	2,796	49,132
SK Telecom GDR	14,500	259,115
†Turkcell Iletisim Hizmetleri ADR	3,500	58,240
Vodacom Group	5,115	61,171

		699,429

Total Emerging Markets (Cost $5,436,468)		6,322,511

Total Common Stock (Cost $35,796,834)		49,627,179

CONVERTIBLE PREFERRED STOCK–0.34%
Apache 6.00% exercise price $109.12, expiration date 8/1/13	650	28,951
ArcelorMittal 6.00% exercise price $20.94, expiration date 12/21/15	475	10,094
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	543	36,042
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	7	8,555
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49	15	15,366
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16	775	14,469
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14	600	26,513
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	37	43,484

LVIP Delaware Foundation® Moderate Allocation Fund–8

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	15	$19,305
MetLife 5.00% exercise price $44.28, expiration date 9/4/13	750	37,050
PPL 9.50% exercise price $28.80, expiration date 7/1/13	650	35,828
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	217	19,973
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	27	34,796

Total Convertible Preferred Stock (Cost $333,063)		330,426

EXCHANGE-TRADED FUNDS–8.24%
iShares MSCI EAFE Growth Index Fund	64,170	4,062,603
iShares MSCI EAFE Index Fund	21,165	1,248,312
Vanguard MSCI EAFE	74,600	2,717,678

Total Exchange-Traded Funds (Cost $6,432,876)		8,028,593

PREFERRED STOCK–0.34%
Alabama Power 5.625%	1,650	42,240
BB&T 5.85%	1,350	35,397
•PNC Financial Services Group 8.25%	125,000	126,387
Public Storage 5.20%	1,000	25,020
•U.S. Bancorp 6.50%	1,600	47,776
Wells Fargo 5.20%	2,200	56,078

Total Preferred Stock (Cost $318,911)		332,898

	Principal Amount°
AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 0.544% 11/25/32	620	574

Total Agency Asset-Backed Security (Cost $621)		574

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.54%
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	6,415	7,462

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2003-26 AT 5.00% 11/25/32	39,642	$41,498
Series 2003-122 AJ 4.50% 2/25/28	1,159	1,166
Series 2010-41 PN 4.50% 4/25/40	40,000	45,216
•Series 2012-122 SD 5.896% 11/25/42	98,589	26,539
•Series 2012-124 SD 5.946% 11/25/42	99,002	29,109
Series 2013-38 AI 3.00% 4/25/33	100,000	14,500
Fannie Mae Whole Loan Series 2004-W11 1A2 6.50% 5/25/44	11,646	13,596
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	4,954	5,693
Series 2326 ZQ 6.50% 6/15/31	22,390	25,597
Series 2557 WE 5.00% 1/15/18	19,415	20,745
Series 3173 PE 6.00% 4/15/35	55,526	57,575
Series 3656 PM 5.00% 4/15/40	70,000	78,312
Series 4065 DE 3.00% 6/15/32	5,000	5,364
•Series 4148 SA 5.897% 12/15/42	99,069	27,742
♦Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	14,837	17,316
GNMA Series 2010-113 KE 4.50% 9/20/40	95,000	108,574

Total Agency Collateralized Mortgage Obligations (Cost $503,565)		526,004

AGENCY MORTGAGE-BACKED SECURITIES–6.22%
Fannie Mae 6.50% 8/1/17	3,691	4,084
Fannie Mae ARM
•2.645% 4/1/36	3,668	3,900
•2.811% 11/1/35	3,494	3,731
•3.081% 3/1/38	4,929	5,235
•5.844% 8/1/37	7,067	7,649
Fannie Mae Relocation 30 yr 5.00% 11/1/34	4,248	4,560
Fannie Mae S.F. 15 yr
2.50% 2/1/28	73,600	76,530
3.00% 11/1/27	23,357	24,697
3.50% 7/1/26	24,888	26,649
3.50% 10/1/26	145,356	154,189
4.00% 11/1/25	95,655	103,900
5.00% 5/1/21	9,247	9,990
5.50% 4/1/23	10,545	11,547
Fannie MaeS.F.15yr TBA
2.50% 4/1/28	940,000	975,103

LVIP Delaware Foundation® Moderate Allocation Fund–9

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr TBA (continued)
3.00% 4/1/28	788,000	$828,477
Fannie Mae S.F. 20 yr 5.00% 11/1/23	2,329	2,559
Fannie Mae S.F. 30 yr
4.00% 11/1/40	10,382	11,074
4.00% 1/1/41	49,696	53,005
4.00% 9/1/41	7,132	7,609
4.00% 3/1/42	43,007	46,348
4.00% 1/1/43	138,706	147,986
4.50% 7/1/36	7,779	8,385
4.50% 2/1/41	12,905	13,930
4.50% 3/1/41	4,895	5,284
4.50% 8/1/41	16,413	17,716
4.50% 10/1/41	8,032	8,670
5.00% 2/1/35	11,107	12,103
5.50% 4/1/37	47,260	53,120
6.00% 9/7/36	70,439	77,337
6.00% 4/1/38	93,526	102,568
6.00% 2/1/41	84,237	93,199
6.50% 2/1/36	15,741	17,784
7.50% 6/1/31	8,163	9,964
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/43	523,000	539,425
3.00% 5/1/43	240,000	246,862
3.50% 4/1/43	648,000	684,248
3.50% 5/1/43	645,000	679,467
4.50% 5/1/43	280,000	302,006
Freddie Mac 4.50% 1/1/41	48,850	51,191
Freddie Mac ARM
•2.763% 7/1/36	4,283	4,582
•2.865% 4/1/34	1,972	2,104
•5.776% 10/1/36	6,455	6,941
Freddie Mac S.F. 15 yr 5.00% 6/1/18	3,599	3,855
Freddie Mac S.F. 30 yr
3.00% 11/1/42	23,942	24,675
4.00% 10/1/40	28,712	30,519
4.00% 11/1/40	16,834	17,893
5.50% 7/1/40	317,188	344,421
6.00% 8/1/38	66,216	73,058
6.00% 10/1/38	99,085	109,449
7.00% 11/1/33	3,893	4,582
GNMA I S.F. 30 yr 7.50% 1/15/32	2,141	2,613

Total Agency Mortgage-Backed Securities (Cost $6,028,927)		6,056,773

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.11%
BAML Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46	10,000	11,238

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	25,000	$27,526
•Series 2006-PW12 A4 5.718% 9/11/38	95,000	107,165
Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	115,000	124,934
♦Series 2013-CR6 A2 2.122% 3/10/46	50,000	51,452
•♦Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.407% 2/15/39	7,760	8,042
#•FREMF Mortgage Trust Series 2012-K21 B 144A 3.939% 7/25/45	20,000	20,618
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	70,000	73,110
Series 2005-GG4 A4A 4.751% 7/10/39	20,000	21,293
•Series 2006-GG6 A4 5.553% 4/10/38	20,000	22,112
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	40,000	43,225
Series 2011-C5 A3 4.171% 8/15/46	60,000	67,082
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	26,613	27,282
Morgan Stanley BAML Trust
Series 2013-C8 AS 3.376% 12/15/48	30,000	30,742
•Series 2013-C8 B 3.676% 12/15/48	15,000	15,472
•Morgan Stanley Capital I Series 2007-T27 A4 5.651% 6/11/42	90,000	105,287
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	30,000	31,971
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	115,080
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	100,000	100,672
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	25,000	25,220

LVIP Delaware Foundation® Moderate Allocation Fund–10

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust (continued)
Series 2012-C9 B 3.84% 11/15/45	10,000	$10,367
Series 2013-C11 A5 3.071% 3/15/45	25,000	25,609
Series 2013-C11 AS 3.311% 3/15/45	15,000	15,289

Total Commercial Mortgage-Backed Securities (Cost $984,086)		1,080,788

CONVERTIBLE BONDS–1.35%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	29,000	28,964
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	26,000	18,834
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	4,000	4,018
Alere 3.00% exercise price $43.98, expiration date 5/15/16	31,000	30,613
Ares Capital 5.75% exercise price $19.13, expiration date 9/29/14	27,000	29,396
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	50,000	40,031
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	26,000	25,854
#Blucora 144A 4.25% exercise price $21.66, expiration date 9/28/18	17,000	17,691
Chesapeake Energy 2.25% exercise price $85.61, expiration date 12/14/38	15,000	13,388
Chesapeake Energy 2.50% exercise price $51.14, expiration date 5/15/37	11,000	10,594
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	31,000	35,301
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	20,000	22,375
#Corporate Office Properties 144A 4.25% exercise price $47.96, expiration date 4/12/30	27,000	28,181

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	32,000	$25,680
fGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	35,000	43,794
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	12,000	26,070
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	33,000	40,611
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	32,000	33,600
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 5/31/16	23,000	25,659
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	15,000	14,475
Intel 3.25% exercise price $22.20, expiration date 8/1/39	32,000	38,580
International Game Technology 3.25% exercise price $19.93, expiration date 5/1/14	22,000	23,774
Jefferies Group 3.875% exercise price $45.82, expiration date 10/31/29	32,000	33,020
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35	18,000	18,293
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	32,000	32,760
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	14,000	24,439
Linear Technology 3.00% exercise price $42.07, expiration date 4/30/27	20,000	21,425
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	37,000	37,278
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	40,000	43,525
#Molina Healthcare 144A 1.125% exercise price $40.77, expiration date 1/13/20	4,000	4,020
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	10,000	22,206

LVIP Delaware Foundation® Moderate Allocation Fund–11

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	46,000	$47,754
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	65,000	63,538
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	8,000	8,880
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	37,000	37,393
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	18,000	14,760
PHH 4.00% exercise price $25.80, expiration date 8/27/14	48,000	53,010
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	15,000	15,328
#Ryman Hospitality Properties 144A 3.75% exercise price $22.23, expiration date 9/29/14	16,000	33,050
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	35,000	45,281
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	9,000	21,504
Steel Dynamics 5.125% exercise price $17.25, expiration date 6/15/14	13,000	14,658
#TIBCO Software 144A 2.25% exercise price $50.57, expiration date 4/30/32	56,000	54,495
#Titan Machinery 144A 3.75% exercise price $43.17, expiration date 4/30/19	16,000	16,170
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	9,000	10,516
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	25,000	37,172
#WellPoint 144A 2.75% exercise price $75.57, expiration date 10/15/42	22,000	24,145

Total Convertible Bonds (Cost $1,210,248)		1,312,103

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–16.42%
Aerospace & Defense–0.01%
#DigitalGlobe 144A 5.25% 2/1/21	5,000	$4,988

		4,988

Auto Components–0.12%
American Axle & Manufacturing 6.25% 3/15/21	25,000	25,750
Delphi 6.125% 5/15/21	50,000	55,250
Tomkins 9.00% 10/1/18	13,000	14,544
#TRW Automotive 144A 4.50% 3/1/21	25,000	25,500

		121,044

Beverages–0.14%
Constellation Brands 6.00% 5/1/22	40,000	43,900
#Heineken 144A 3.40% 4/1/22	85,000	88,453

		132,353

Biotechnology–0.13%
Amgen 3.875% 11/15/21	20,000	21,869
Celgene 3.95% 10/15/20	60,000	65,021
GlaxoSmithKline Capital 2.80% 3/18/23	40,000	40,333

		127,223

Building Products–0.05%
Nortek 8.50% 4/15/21	45,000	50,175

		50,175

Capital Markets–0.38%
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23	90,000	89,998
E Trade Financial 6.375% 11/15/19	20,000	21,250
Jefferies Group
5.125% 1/20/23	15,000	15,912
6.45% 6/8/27	25,000	27,750
6.50% 1/20/43	10,000	10,696
Lazard Group 6.85% 6/15/17	95,000	109,327
Morgan Stanley 3.75% 2/25/23	55,000	55,708
#Nuveen Investments 144A 9.50% 10/15/20	35,000	36,750

		367,391

Chemicals–0.56%
Airgas
1.65% 2/15/18	35,000	35,096
2.375% 2/15/20	25,000	24,985
#Axiall 144A 4.875% 5/15/23	10,000	10,213
Cabot
2.55% 1/15/18	80,000	82,329
3.70% 7/15/22	30,000	30,509
CF Industries
6.875% 5/1/18	90,000	107,952

LVIP Delaware Foundation® Moderate Allocation Fund–12

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
CF Industries (continued)
7.125% 5/1/20	30,000	$37,224
du Pont (E.I.) de Nemours 2.80% 2/15/23	165,000	167,939
#PolyOne 144A 5.25% 3/15/23	15,000	15,188
Rockwood Specialties Group 4.625% 10/15/20	15,000	15,431
#TPC Group 144A 8.75% 12/15/20	15,000	15,694

		542,560

Commercial Banks–1.04%
Abbey National Treasury Services 4.00% 4/27/16	55,000	58,528
Bancolombia 5.125% 9/11/22	36,000	36,360
BB&T 5.25% 11/1/19	107,000	123,480
City National 5.25% 9/15/20	60,000	67,633
•Fifth Third Capital Trust IV 6.50% 4/15/37	95,000	95,594
HSBC Holdings 4.00% 3/30/22	100,000	107,797
PNC Funding 5.625% 2/1/17	38,000	43,443
#•PNC Preferred Funding Trust II 144A 1.503% 3/31/49	100,000	88,000
SVB Financial Group 5.375% 9/15/20	100,000	113,541
•USB Capital IX 3.50% 10/29/49	140,000	130,214
Wells Fargo 3.45% 2/13/23	80,000	80,705
Zions Bancorp
4.50% 3/27/17	40,000	42,764
7.75% 9/23/14	25,000	27,189

		1,015,248

Commercial Services & Supplies–0.54%
#ADT 144A 4.125% 6/15/23	30,000	31,194
#Brambles USA 144A 3.95% 4/1/15	115,000	120,120
International Lease Finance
5.875% 4/1/19	20,000	21,703
6.25% 5/15/19	44,000	48,400
8.25% 12/15/20	125,000	153,438
8.75% 3/15/17	80,000	94,500
#Penske Truck Leasing 144A 4.875% 7/11/22	55,000	58,109

		527,464

Communications Equipment–0.05%
Avaya
#144A 7.00% 4/1/19	10,000	9,825
#144A 10.50% 3/1/21	40,000	38,300

		48,125

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Computers & Peripherals–0.10%
NetApp
2.00% 12/15/17		25,000	$25,168
3.25% 12/15/22		75,000	73,989

			99,157

Construction & Engineering–0.05%
#URS 144A 4.10% 4/1/17		45,000	46,808

			46,808

Construction Materials–0.06%
Headwaters 7.625% 4/1/19		50,000	53,750

			53,750

Containers & Packaging–0.10%
Berry Plastics 9.75% 1/15/21		35,000	41,081
#Consolidated Container 144A 10.125% 7/15/20		10,000	11,000
#Crown Americas 144A 4.50% 1/15/23		10,000	9,750
Rock Tenn 4.00% 3/1/23		10,000	10,133
#Sealed Air 144A 6.50% 12/1/20		20,000	22,000

			93,964

Diversified Consumer Services–0.06%
Yale University 2.90% 10/15/14		60,000	62,224

			62,224

Diversified Financial Services–1.14%
Bank of America
2.00% 1/11/18		80,000	79,710
3.30% 1/11/23		25,000	24,703
3.875% 3/22/17		35,000	37,686
#ERAC USA Finance 144A 3.30% 10/15/22		115,000	116,088
General Electric Capital
2.10% 12/11/19		35,000	35,636
4.375% 9/16/20		10,000	11,185
6.00% 8/7/19		235,000	285,692
#•HBOS Capital Funding No. 2 144A 6.071% 6/29/49		40,000	35,950
•ING Groep 5.775% 12/29/49		40,000	38,200
JPMorgan Chase
2.92% 9/19/17	CAD	100,000	100,066
6.00% 10/1/17		250,000	294,783
PHH
7.375% 9/1/19		10,000	11,350
9.25% 3/1/16		30,000	35,175

			1,106,224

Diversified Telecommunication Services–0.82%
Bell Canada 3.35% 3/22/23	CAD	137,000	135,824
CenturyLink 5.80% 3/15/22		105,000	106,497
#Clearwire Communications 144A 12.00% 12/1/15		5,000	5,403

LVIP Delaware Foundation® Moderate Allocation Fund–13

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems 7.625% 6/15/21	10,000	$11,488
Intelsat Jackson Holdings 7.25% 10/15/20	40,000	44,100
Intelsat Luxembourg
#144A 7.75% 6/1/21	10,000	10,200
#144A 8.125% 6/1/23	5,000	5,100
11.25% 2/4/17	35,000	37,319
Level 3 Communications 11.875% 2/1/19	10,000	11,775
Level 3 Financing 10.00% 2/1/18	35,000	38,850
Qwest 6.75% 12/1/21	45,000	51,900
#SES 144A 3.60% 4/4/23	45,000	45,426
Telefonica Emisiones
5.462% 2/16/21	55,000	59,329
6.421% 6/20/16	10,000	11,116
Vivendi
#144A 3.45% 1/12/18	110,000	114,008
#144A 6.625% 4/4/18	64,000	74,923
West 7.875% 1/15/19	30,000	32,100
Windstream 7.50% 4/1/23	5,000	5,325

		800,683

Electric Utilities–0.87%
American Electric Power 1.65% 12/15/17	55,000	55,248
#APT Pipelines 144A 3.875% 10/11/22	30,000	29,876
ComEd Financing III 6.35% 3/15/33	50,000	52,500
#•Electricite de France 144A 5.25% 12/29/49	100,000	99,533
Great Plains Energy 5.292% 6/15/22	55,000	62,535
Indiana Michigan Power 3.20% 3/15/23	25,000	25,290
Ipalco Enterprises 5.00% 5/1/18	35,000	37,975
Kansas City Power & Light 3.15% 3/15/23	20,000	20,318
LG&E & KU Energy 4.375% 10/1/21	85,000	93,145
#Narragansett Electric 144A 4.17% 12/10/42	25,000	24,642
•NextEra Energy Capital Holdings 6.35% 10/1/66	105,000	111,387
Nisource Finance 5.25% 2/15/43.	60,000	63,103
Pennsylvania Electric 5.20% 4/1/20	70,000	79,964
•PPL Capital Funding 6.70% 3/30/67	35,000	37,220

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Public Service Company of Oklahoma 5.15% 12/1/19	50,000	$58,483

		851,219

Energy Equipment & Services–0.25%
#Hercules Offshore 144A 10.50% 10/15/17	45,000	49,050
Transocean 3.80% 10/15/22	75,000	74,030
Weatherford International Bermuda
4.50% 4/15/22	30,000	30,959
9.625% 3/1/19	65,000	84,994

		239,033

Food & Staples Retailing–0.15%
Rite Aid 9.25% 3/15/20	20,000	22,675
Walgreen 3.10% 9/15/22	70,000	69,410
#Wesfarmers 144A 1.874% 3/20/18	30,000	30,294
#Woolworths 144A 4.55% 4/12/21	20,000	22,524

		144,903

Food Products–0.08%
#ARAMARK 144A 5.75% 3/15/20	5,000	5,138
ConAgra Foods 3.20% 1/25/23	35,000	34,958
Del Monte 7.625% 2/15/19	38,000	39,615

		79,711

Gas Utilities–0.02%
AmeriGas Finance 7.00% 5/20/22	20,000	21,850

		21,850

Health Care Equipment & Supplies–0.52%
#Alere 144A 7.25% 7/1/18	5,000	5,338
Biomet
#144A 6.50% 8/1/20	15,000	15,975
#144A 6.50% 10/1/20	5,000	5,166
Boston Scientific 6.00% 1/15/20	30,000	35,116
#CareFusion 144A 3.30% 3/1/23	55,000	55,528
Kinetic Concepts 12.50% 11/1/19	35,000	34,825
Medtronic
2.75% 4/1/23	115,000	114,860
4.00% 4/1/43	10,000	9,769
St Jude Medical 3.25% 4/15/23	80,000	80,509
Zimmer Holdings
3.375% 11/30/21	70,000	72,444
4.625% 11/30/19	70,000	79,853

		509,383

Health Care Providers & Services–0.32%
Cardinal Health
1.70% 3/15/18	15,000	14,971
3.20% 3/15/23	30,000	29,913

LVIP Delaware Foundation® Moderate Allocation Fund–14

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Community Health Systems 8.00% 11/15/19	15,000	$16,688
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	20,000	22,425
Highmark
#144A 4.75% 5/15/21	35,000	34,989
#144A 6.125% 5/15/41	15,000	14,304
Laboratory Corporation of America Holdings 2.20% 8/23/17	55,000	55,668
#MultiPlan 144A 9.875% 9/1/18	25,000	27,906
Tenet Healthcare 8.00% 8/1/20	10,000	11,063
WellPoint 3.30% 1/15/23	80,000	81,236

		309,163

Hotels, Restaurants & Leisure–0.19%
Darden Restaurants 3.35% 11/1/22	35,000	33,354
Pinnacle Entertainment 8.75% 5/15/20	10,000	11,038
Royal Caribbean Cruises 5.25% 11/15/22	25,000	25,438
Wyndham Worldwide
2.50% 3/1/18	25,000	25,170
4.25% 3/1/22	30,000	31,477
5.625% 3/1/21	40,000	44,993
Wynn Las Vegas 7.75% 8/15/20	15,000	16,894

		188,364

Household Durables–0.06%
Mohawk Industries 6.375% 1/15/16	11,000	12,320
Newell Rubbermaid 2.05% 12/1/17	25,000	25,166
#Spectrum Brands Escrow 144A 6.375% 11/15/20	20,000	21,525

		59,011

Household Products–0.08%
Energizer Holdings 4.70% 5/24/22	75,000	79,966

		79,966

Independent Power Producers & Energy Traders–0.11%
AES 7.375% 7/1/21	15,000	17,475
Exelon Generation
4.00% 10/1/20	15,000	15,862
4.25% 6/15/22	65,000	68,521

		101,858

Insurance–0.72%
•Chubb 6.375% 3/29/67	70,000	77,263

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
ING US
#144A 2.90% 2/15/18	30,000	$30,463
#144A 5.50% 7/15/22	25,000	27,711
Liberty Mutual Group
#144A 4.95% 5/1/22	45,000	49,433
#144A 6.50% 5/1/42	55,000	62,888
#•144A 7.00% 3/15/37	20,000	20,700
MetLife
6.40% 12/15/36	50,000	54,938
6.817% 8/15/18	150,000	187,197
Prudential Financial
4.50% 11/15/20	20,000	22,516
•5.875% 9/15/42	40,000	42,750
6.00% 12/1/17	75,000	89,577
•XL Group 6.50% 12/31/49	40,000	39,300

		704,736

Internet Software & Services–0.35%
Baidu 3.50% 11/28/22	200,000	203,302
eBay 4.00% 7/15/42	50,000	46,066
Equinix
4.875% 4/1/20	12,000	12,150
5.375% 4/1/23	8,000	8,140
GXS Worldwide 9.75% 6/15/15	65,000	67,681

		337,339

IT Services–0.09%
First Data 11.25% 3/31/16	40,000	40,400
Western Union
2.875% 12/10/17	5,000	5,080
3.65% 8/22/18	40,000	41,324

		86,804

Life Sciences Tools & Services–0.01%
Bio-Rad Laboratories 8.00% 9/15/16	9,000	9,636

		9,636

Machinery–0.02%
ArvinMeritor 8.125% 9/15/15	20,000	21,250

		21,250

Media–0.81%
AMC Networks 4.75% 12/15/22	25,000	25,000
#CC Holdings GS V 144A 3.849% 4/15/23	10,000	10,095
CCO Holdings 5.25% 9/30/22	15,000	14,813
Clear Channel Worldwide Holdings 7.625% 3/15/20	20,000	20,975
#COX Communications 144A 3.25% 12/15/22	65,000	66,170
CSC Holdings 6.75% 11/15/21	10,000	11,263

LVIP Delaware Foundation® Moderate Allocation Fund–15

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
DIRECTV Holdings 5.15% 3/15/42	30,000	$29,099
Discovery Communications 3.25% 4/1/23	50,000	50,838
DISH DBS 5.875% 7/15/22	35,000	36,881
Historic TW 6.875% 6/15/18	140,000	174,877
Interpublic Group
2.25% 11/15/17	25,000	25,022
3.75% 2/15/23	40,000	38,885
Lamar Media 5.00% 5/1/23	25,000	25,125
#MDC Partners 144A 6.75% 4/1/20	15,000	15,225
Sinclair Television Group
#144A 5.375% 4/1/21	20,000	19,950
#144A 6.125% 10/1/22	10,000	10,525
#Sirius XM Radio 144A 8.75% 4/1/15	25,000	27,938
Time Warner Cable
5.85% 5/1/17	20,000	23,248
8.25% 4/1/19	65,000	84,717
#Univision Communications 144A 6.875% 5/15/19	35,000	37,625
Viacom 3.25% 3/15/23	40,000	40,257

		788,528

Metals & Mining–0.32%
ArcelorMittal 10.35% 6/1/19	65,000	82,180
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	100,000	100,491
Novelis 8.75% 12/15/20	40,000	45,300
Ryerson
#144A 9.00% 10/15/17	15,000	16,444
#144A 11.25% 10/15/18	5,000	5,213
Southern Copper
3.50% 11/8/22	15,000	15,003
5.25% 11/8/42	50,000	47,594

		312,225

Multiline Retail–0.03%
Dollar General 4.125% 7/15/17	10,000	10,788
Macy’s Retail Holdings 5.90% 12/1/16	15,000	17,442

		28,230

Multi-Utilities–0.87%
Ameren Illinois 9.75% 11/15/18	155,000	213,734
CenterPoint Energy 5.95% 2/1/17	65,000	75,588
CMS Energy 4.25% 9/30/15	135,000	145,594
#GDF Suez 144A 2.875% 10/10/22	40,000	39,904
•Integrys Energy Group 6.11% 12/1/66	60,000	63,652

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
•Puget Sound Energy 6.974% 6/1/67	110,000	$117,726
SCANA 4.125% 2/1/22	60,000	63,132
•Wisconsin Energy 6.25% 5/15/67	120,000	130,379

		849,709

Office Electronics–0.09%
Xerox 6.35% 5/15/18	75,000	87,998

		87,998

Oil, Gas & Consumable Fuels–2.92%
Apache 2.625% 1/15/23	10,000	9,747
#Atlas Pipeline Partners 144A 5.875% 8/1/23	5,000	5,000
Chesapeake Energy
5.375% 6/15/21	5,000	5,031
5.75% 3/15/23	5,000	5,081
Ecopetrol 7.625% 7/23/19	67,000	84,253
El Paso Pipeline Partners Operating 6.50% 4/1/20	210,000	255,506
•Enbridge Energy Partners 8.05% 10/1/37	105,000	120,866
Energy Transfer Partners 9.70% 3/15/19	43,000	58,033
#ENI 144A 4.15% 10/1/20	100,000	105,168
•Enterprise Products Operating 7.034% 1/15/68	110,000	127,732
#IPIC GMTN 144A 5.50% 3/1/22	200,000	233,000
Kinder Morgan Energy Partners
3.50% 9/1/23	30,000	30,478
9.00% 2/1/19	85,000	113,855
Kodiak Oil & Gas 8.125% 12/1/19	10,000	11,350
Murphy Oil
2.50% 12/1/17	65,000	65,341
3.70% 12/1/22	40,000	38,938
Newfield Exploration 5.625% 7/1/24	35,000	36,225
Pemex Project Funding Master Trust 6.625% 6/15/35	30,000	36,075
Petrobras International Finance
3.875% 1/27/16	45,000	47,317
5.375% 1/27/21	46,000	49,864
Petrohawk Energy 7.25% 8/15/18	70,000	78,414
Petroleos de Venezuela 9.00% 11/17/21	219,000	208,598
Petroleos Mexicanos
#144A 3.50% 1/30/23	55,000	55,000
5.50% 6/27/44	25,000	25,850

LVIP Delaware Foundation® Moderate Allocation Fund–16

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline 8.75% 5/1/19	85,000	$115,295
Pride International 6.875% 8/15/20	100,000	125,557
Range Resources 5.00% 8/15/22	35,000	35,875
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	16,160	17,437
#Samson Investment 144A 9.75% 2/15/20	25,000	26,688
Spectra Energy Capital 3.30% 3/15/23	25,000	25,136
Statoil 2.45% 1/17/23	30,000	29,576
Sunoco Logistics Partners Operations 3.45% 1/15/23	55,000	54,528
Talisman Energy 5.50% 5/15/42	100,000	104,392
Total Capital Canada 2.75% 7/15/23	150,000	150,747
•TransCanada PipeLines 6.35% 5/15/67	155,000	165,492
Williams Partners 7.25% 2/1/17	75,000	90,298
#Woodside Finance 144A 8.75% 3/1/19	75,000	100,217

		2,847,960

Paper & Forest Products–0.26%
Georgia-Pacific 8.00% 1/15/24	105,000	145,589
International Paper
6.00% 11/15/41	70,000	81,741
9.375% 5/15/19	15,000	20,640

		247,970

Pharmaceuticals–0.20%
#Mylan 144A 3.125% 1/15/23	15,000	14,801
NBTY 9.00% 10/1/18	55,000	61,738
#Zoetis 144A 3.25% 2/1/23	120,000	121,940

		198,479

Real Estate Investment Trusts–0.94%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	86,370
American Tower 3.50% 1/31/23	35,000	34,785
American Tower Trust I
#144A 1.551% 3/15/18	15,000	15,114
#144A 3.07% 3/15/23	45,000	45,582
BRE Properties 3.375% 1/15/23	40,000	39,804
DDR 4.625% 7/15/22	20,000	21,675
Developers Diversified Realty
4.75% 4/15/18	35,000	38,737
7.50% 4/1/17	15,000	17,847
7.875% 9/1/20	80,000	101,866
9.625% 3/15/16	20,000	24,393
Digital Realty Trust 5.25% 3/15/21	140,000	155,497

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Duke Realty 3.625% 4/15/23	30,000	$30,102
#Geo Group 144A 5.125% 4/1/23	20,000	20,250
Host Hotels & Resorts
3.75% 10/15/23	20,000	20,128
4.75% 3/1/23	75,000	81,000
National Retail Properties 3.80% 10/15/22	5,000	5,124
Regency Centers
4.80% 4/15/21	45,000	50,118
5.875% 6/15/17	15,000	17,245
Ventas Realty 2.70% 4/1/20	30,000	30,146
#WEA Finance 144A 4.625% 5/10/21	40,000	44,693
Weingarten Realty Investors 3.50% 4/15/23	35,000	34,899

		915,375

Road & Rail–0.04%
#Avis Budget Car Rental 144A 5.50% 4/1/23	25,000	25,063
Burlington Northern Santa Fe 4.45% 3/15/43	15,000	15,235

		40,298

Semiconductors & Semiconductor Equipment–0.18%
Intel 2.70% 12/15/22	155,000	153,896
Maxim Integrated Products 3.375% 3/15/23	25,000	25,230

		179,126

Software–0.01%
Oracle 5.75% 4/15/18	5,000	6,040

		6,040

Specialty Retail–0.07%
#QVC 144A 4.375% 3/15/23	50,000	50,648
Sally Holdings 5.75% 6/1/22	20,000	20,975

		71,623

Textiles, Apparel & Luxury Goods–0.07%
Hanesbrands 6.375% 12/15/20	35,000	38,281
Levi Strauss
6.875% 5/1/22	20,000	22,000
#144A 6.875% 5/1/22	10,000	11,000

		71,281

Trading Companies & Distributors–0.05%
#H&E Equipment Services 144A 7.00% 9/1/22	20,000	22,100
HD Supply
#144A 7.50% 7/15/20	10,000	10,550
11.00% 4/15/20	10,000	12,175

		44,825

LVIP Delaware Foundation® Moderate Allocation Fund–17

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.37%
#Crown Castle Towers 144A 4.883% 8/15/20	240,000	$276,680
Sprint Nextel 9.125% 3/1/17	35,000	41,563
Vodafone Group 2.95% 2/19/23	45,000	44,946

		363,189

Total Corporate Bonds (Cost $15,071,554)		15,996,463

MUNICIPAL BOND–0.05%
Oregon State Taxable Pension 5.892% 6/1/27	35,000	45,676

Total Municipal Bond (Cost $35,000)		45,676

NON-AGENCY ASSET-BACKED SECURITIES–0.27%
•Ally Master Owner Trust Series 2011-1 A1 1.073% 1/15/16	100,000	100,536
General Electric Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	100,844
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	4,334	4,389
Mid-State Trust Series 11 A1 4.864% 7/15/38	12,794	13,679
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.603% 10/15/15	40,000	40,813

Total Non-Agency Asset-Backed Securities (Cost $258,280)		260,261

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.15%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	20,825	21,091
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	14,961	15,671
Series 2005-6 7A1 5.50% 7/25/20	2,501	2,602
•Chaseflex Trust Series 2006-1 A4 5.564% 6/25/36	100,000	88,526
#•GSMPS Mortgage Loan Trust Series 1998-3 A 7.75% 9/19/27	11,628	12,295

	Principal Amount°		Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•MASTR ARM Trust Series 2003-6 1A2 2.825% 12/25/33		4,219	$4,203

Total Non-Agency Collarterized Mortgage Obligations (Cost $105,728)			144,388

ΔREGIONAL BONDS–0.77%
Australia–0.60%
New South Wales Treasury
3.75% 11/20/20	AUD	36,000	48,462
6.00% 3/1/22	AUD	240,000	283,764
Queensland Treasury 4.25% 7/21/23	AUD	41,000	41,497
Victoria Treasury 6.00% 10/17/22	AUD	182,000	216,612

			590,335

Canada–0.17%
Province of Manitoba 2.10% 9/6/22		85,000	83,968
Province of Quebec 2.625% 2/13/23		80,000	80,534

			164,502

Total Regional Bonds (Cost $765,190)			754,837

«SENIOR SECURED LOANS–2.89%
Avis Budget Car Rental 3.75% 3/15/19		35,000	35,519
Bausch & Lomb Tranche B 5.25% 5/17/19		84,512	85,403
Brock Holdings III
6.01% 3/16/17		7,936	8,016
10.00% 3/16/18		5,000	5,050
Burlington Coat Factory Warehouse 5.50% 2/23/17		172,916	175,510
Caesars Entertainment Operating Tranche B6 5.45% 1/28/18		150,895	140,144
Chrysler Group 6.00% 5/24/17		162,496	165,915
Clear Channel Communications 3.85% 1/29/16		105,000	93,188
Compass Investors Tranche B 5.25% 12/14/19		39,900	40,349
@Constellation Brands 6.00% 6/29/20		20,000	20,000
DaVita Tranche B 4.50% 10/20/16		44,544	45,059
Delos Aircraft 4.75% 4/12/16		180,000	181,800
Delta Air Lines 4.25% 4/15/17		49,374	50,068

LVIP Delaware Foundation® Moderate Allocation Fund–18

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Emdeon Tranche B 5.00% 11/2/18	44,439	$45,101
First Data 5.20% 3/24/17	217,237	218,391
Getty Images Tranche B 3.78% 10/18/19	39,900	40,479
Gray Television 4.75% 10/12/19	38,559	39,035
HCA 3.45% 5/1/18	90,000	90,892
Immucor 5.00% 8/19/18	39,751	40,235
Infor US Tranche B2 5.25% 4/5/18	173,690	175,752
Landry’s 4.75% 4/24/18	34,912	35,232
Level 3 Financing 4.75% 8/1/19	60,000	60,856
MultiPlan 4.00% 8/18/17	24,190	24,480
Novelis 3.75% 3/10/17	37,903	38,435
Nuveen Investments 8.25% 2/28/19	85,000	86,607
Nuveen Investments Tranche A 1st Lien 5.20% 5/15/17	52,330	53,434
OSI Restaurant Partners Tranche B 1st Lien 4.75% 10/23/19	92,625	94,104
PQ 4.50% 8/7/17	24,938	25,227
Remy International 4.25% 3/5/20	38,168	38,693
Samson Investment 2nd Lien 6.00% 9/25/18	70,000	70,866
Truven Health Tranche B 5.75% 5/23/19	4,975	5,039
Univision Communications 4.75% 2/6/20	55,000	55,413
Univision Communications 1st Lien 4.75% 2/22/20	111,438	112,273
Warner Chilcott Tranche B1 4.25% 3/15/18	12,848	13,052
Warner Chilcott Tranche B2 4.25% 3/15/18	4,553	4,625
Warner Chilcott Tranche B3 4.25% 3/15/18	5,593	5,681
WC Luxco 4.25% 3/15/18	10,125	10,285
WideOpenWest Finance
4.75% 3/27/19	230,000	232,731
6.25% 7/17/18	109,449	110,897

	Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Zayo Group 4.50% 7/2/19		44,774	$45,306

Total Senior Secured Loans (Cost $2,750,301)			2,819,142

ΔSOVEREIGN BONDS–3.34%
Australia–0.05%
Australia Government Inflation-Linked 4.00% 8/20/20	AUD	24,000	47,958

			47,958

Brazil–0.09%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	181,000	91,640

			91,640

Colombia–0.27%
Colombia Government International
4.375% 3/21/23	COP	245,000,000	139,229
6.125% 1/18/41		100,000	126,300

			265,529

Finland–0.08%
Finland Government 4.00% 7/4/25	EUR	52,000	82,180

			82,180

Indonesia–0.40%
Indonesia Treasury
5.625% 5/15/23	IDR	1,049,000,000	107,656
7.00% 5/15/22	IDR	1,382,000,000	157,239
7.00% 5/15/27	IDR	723,000,000	79,874
11.00% 11/15/20	IDR	325,000,000	45,100

			389,869

Malaysia–0.04%
Malaysia Government 4.262% 9/15/16	MYR	112,000	37,559

			37,559

Mexico–0.44%
Mexican Bonos
6.50% 6/10/21	MXN	476,100	42,912
6.50% 6/9/22	MXN	364,000	32,956
7.50% 6/3/27	MXN	1,859,000	182,741
7.75% 5/29/31	MXN	1,021,000	102,519
Mexico Government International 4.75% 3/8/44		60,000	62,400

			423,528

Norway–0.10%
Kommunalbanken #144A 1.00% 3/15/18		100,000	99,317

			99,317

LVIP Delaware Foundation® Moderate Allocation Fund–19

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
Δ SOVEREIGN BONDS (continued)
Panama–0.10%
Panama Government International
6.70% 1/26/36		32,000	$42,800
8.875% 9/30/27		34,000	52,734

			95,534

Peru–0.19%
Republic of Peru
5.625% 11/18/50		20,000	24,020
7.125% 3/30/19		126,000	162,351

			186,371

Philippines–0.35%
Republic of Philippines 9.50% 10/21/24		218,000	341,715

			341,715

Poland–0.31%
Poland Government
4.00% 10/25/23	PLN	274,000	84,701
5.75% 10/25/21	PLN	604,000	211,966

			296,667

Republic of Korea–0.06%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	58,951,359	62,094

			62,094

Russia–0.10%
Russia-Eurobond 7.50% 3/31/30		77,500	96,158

			96,158

South Africa–0.33%
South Africa Government
7.25% 1/15/20	ZAR	749,000	85,232
8.00% 12/21/18	ZAR	652,000	77,080
13.50% 9/15/15	ZAR	546,000	70,170
South Africa Government Inflation Linked 2.75% 1/31/22	ZAR	694,380	89,480

			321,962

Turkey–0.27%
Turkey Government
4.50% 2/11/15	TRY	54,654	32,660
9.00% 3/5/14	TRY	161,000	91,629
10.50% 1/15/20	TRY	207,000	137,950

			262,239

United Kingdom–0.08%
United Kingdom Gilt 4.50% 3/7/19	GBP	42,000	76,999

			76,999

	Principal Amount°		Value (U.S. $)
Δ SOVEREIGN BONDS (continued)
Uruguay–0.08%
Republic of Uruguay 8.00% 11/18/22		58,500	$81,842

			81,842

Total Sovereign Bonds (Cost $3,209,862)			3,259,161

SUPRANATIONAL BANKS–0.18%
Andina de Fomento 4.375% 6/15/22		40,000	43,623
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	490,000	86,588
3.625% 6/22/20	NOK	270,000	49,014

Total Supranational Banks (Cost $174,116)			179,225

U.S. TREASURY OBLIGATIONS–2.18%
U.S. Treasury Bonds 2.75% 11/15/42		115,000	106,609
¥U.S. Treasury Inflation Index Bonds 2.75% 8/15/42		725,000	672,778
U.S. Treasury Notes
0.75% 2/28/18		385,000	384,970
2.00% 2/15/23		945,000	957,108

Total U.S. Treasury Obligations (Cost $2,139,097)			2,121,465

	Number of Shares
WARRANT–0.02%
†Kinder Morgan		4,048	20,807

Total Warrant (Cost $7,246)			20,807

MONEY MARKET MUTUAL FUND–0.05%
Dreyfus Treasury & Agency Cash Management Fund		49,125	49,125

Total Money Market Mutual Fund (Cost $49,125)			49,125

LVIP Delaware Foundation® Moderate Allocation Fund–20

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)
OPTION PURCHASED–0.00%
Put Option–0.00%
U.S. 10 yr Futures, strike price $128.50, expires 4/27/13 (JPMC)	9	$141

Total Option Purchased (Cost $2,136)		141

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–8.95%
≠Discounted Commercial Paper–5.36%
Abbey National North America 0.17% 4/1/13	4,750,000	$4,750,000
BMW US Capital 0.088% 4/1/13	470,000	470,000

		5,220,000

≠U.S. Treasury Obligations–3.59%
U.S. Treasury Bills
0.105% 5/23/13	875,000	874,927
0.105% 5/30/13	875,000	874,914
0.12% 6/6/13	875,000	874,920
0.125% 6/13/13	875,000	874,902

		3,499,663

Total Short-Term Investments (Cost $8,719,302)		8,719,663

TOTAL VALUE OF SECURITIES–104.35% (Cost $84,896,068)	101,665,692
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.35%)	(4,236,938)

NET ASSETS APPLICABLE TO 6,411,038 SHARES OUTSTANDING–100.00%	$97,428,754

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $4,342,861, which represented 4.46% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $792,139, which represented 0.81% of the Fund’s net assets. See Note 4 in “Notes.”
♦	PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $133,748, which represented 0.14% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2013.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2013.

LVIP Delaware Foundation® Moderate Allocation Fund–21

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(542,241)	USD	549,214	4/12/13	$(14,681)
BAML	BRL	421,770	USD	(209,784)	4/12/13	(1,365)
BAML	CLP	94,560,000	USD	(198,164)	4/12/13	1,943
BAML	COP	289,087,000	USD	(158,949)	4/12/13	(805)
BAML	EUR	(779,659)	USD	1,015,295	4/12/13	15,791
BAML	INR	5,029,365	USD	(90,864)	4/12/13	1,484
BAML	JPY	1,186,288	USD	(12,676)	4/12/13	(73)
BAML	KRW	(36,884,900)	USD	33,718	4/12/13	619
BAML	MXN	3,511,689	USD	(283,159)	4/12/13	776
BAML	MYR	866,767	USD	(278,264)	4/12/13	1,169
BAML	NZD	36,513	USD	(29,994)	4/12/13	521
BCLY	MXN	(1,179,955)	USD	94,867	4/12/13	(537)
BNP	AUD	(40,079)	USD	41,775	4/12/13	96
BNP	RUB	8,715,370	USD	(282,421)	4/12/13	(3,048)
CITI	AUD	(293,620)	USD	306,091	4/12/13	744
CITI	JPY	6,273,225	USD	(67,091)	4/12/13	(441)
CITI	PLN	(325,326)	USD	101,971	4/12/13	2,207
CITI	TRY	178,230	USD	(98,469)	4/12/13	(170)
CSFB	COP	260,577,718	USD	(142,295)	4/12/13	252
CSFB	IDR	472,499,120	USD	(48,496)	4/12/13	21
CSFB	MXN	3,587,121	USD	(288,395)	4/12/13	1,638
GSC	BRL	536,012	USD	(269,338)	4/12/13	(4,468)
GSC	GBP	(66,254)	USD	99,725	4/12/13	(935)
GSC	NOK	157,824	USD	(27,105)	4/12/13	(100)
HSBC	EUR	(43,476)	USD	56,616	4/12/13	879
HSBC	GBP	104,241	USD	(156,958)	4/12/13	1,418
HSBC	JPY	17,968,974	USD	(192,032)	4/12/13	(1,118)
JPMC	BRL	266,250	USD	(133,693)	4/12/13	(2,125)
JPMC	EUR	(127,105)	USD	165,389	4/12/13	2,444
JPMC	GBP	(60,488)	USD	91,016	4/12/13	(884)
JPMC	JPY	9,878,704	USD	(105,688)	4/12/13	(730)
MNB	COP	(20,705,644)	USD	11,298	4/2/13	(38)
MNB	EUR	19,259	USD	(24,715)	4/2/13	(27)
MNB	IDR	251,024,272	USD	(25,812)	4/1/13	4
MSC	AUD	(457,519)	USD	476,516	4/12/13	724
MSC	GBP	(45,733)	USD	68,816	4/12/13	(666)
MSC	JPY	3,743,459	USD	(40,036)	4/12/13	(263)
MSC	PLN	(440,126)	USD	137,972	4/12/13	3,003
MSC	ZAR	(2,193,375)	USD	240,193	4/12/13	1,996
TD	CLP	37,932,000	USD	(79,601)	4/12/13	671
TD	GBP	(188,747)	USD	285,263	4/12/13	(1,506)
TD	JPY	(42,793,800)	USD	451,103	4/12/13	(3,565)
TD	MXN	3,605,574	USD	(290,126)	4/12/13	1,399

						$2,254

LVIP Delaware Foundation® Moderate Allocation Fund–22

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
2	Euro-Bund	$373,989	$372,993	6/11/13	$(996)
(3)	Euro-O.A.T	(525,565)	(523,072)	6/11/13	2,493
6	Long Gilt	1,049,575	1,082,881	6/29/13	33,306
2	U.S. Treasury 10 yr Notes	262,850	263,969	6/29/13	1,119

		$1,160,849			$35,922

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ITRAXX Europe Crossover S19 V1 CDS	EUR	145,000	5.00%	6/20/18	$877
	ITRAXX Europe Subordinate Financials
JPMC	18.1 5 yr CDS	EUR	60,000	5.00%	12/20/17	1,226

Total						$2,103

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CITI–Citigroup Global Securities

CLP–Chilean Peso

COP–Colombian Peso

CSFB–Credit Suisse Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

LVIP Delaware Foundation® Moderate Allocation Fund–23

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

NCUA–National Credit Union Administration

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

O.A.T–Obligations Assimilables du Tresor

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

RUB–Russian Ruble

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

TRY–Turkish Lira

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Moderate Allocation Fund–24

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Foundation® Moderate Allocation Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (December 31, 2009-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liablilites at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Delaware Foundation® Moderate Allocation Fund–25

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$85,691,206

Aggregate unrealized appreciation	$18,007,744
Aggregate unrealized depreciation	(2,033,258)

Net unrealized appreciation	$15,974,486

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Foundation® Moderate Allocation Fund–26

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$8,054,288	$14,500	$8,068,788
Common Stock	49,460,031	152,148	15,000	49,627,179
Corporate Debt	134,571	20,323,563	—	20,458,134
Foreign Debt	—	4,193,223	—	4,193,223
Investment Companies	8,077,718	—	—	8,077,718
Municipal Bonds	—	45,676	—	45,676
U.S. Treasury Obligation	—	2,121,465	—	2,121,465
Short-Term Investments	—	8,719,663	—	8,719,663
Other	227,318	126,387	—	353,705
Option Purchased	—	141	—	141

Total	$57,899,638	$43,736,554	$29,500	$101,665,692

Foreign Currency Exchange Contracts	$—	$2,254	$—	$2,254

Futures Contracts	$35,922	$—	$—	$35,922

Swap Contracts	$—	$2,103	$—	$2,103

As a result of international fair value pricing at March 31, 2013, a portion of the Fund’s common stock investments were categorized as Level 2. During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Delaware Foundation® Moderate Allocation Fund–27

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

3. Derivatives (continued)

Options Contracts–During the period ended March 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options written were outstanding at March 31, 2013.

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2013, the net unrealized appreciation of CDS was $2,103. If a credit event had occurred for all open swap transactions where collateral posting was required as of March 31, 2013, the Fund would have received EUR 205,000 less the value of the contracts’ related reference obligations. The Fund received $41,000 in securities collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP Delaware Foundation® Moderate Allocation Fund–28

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

4. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. As of March 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Foundation® Moderate Allocation Fund–29

LVIP Delaware Growth and Income Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.40%
Aerospace & Defense–5.33%
Honeywell International	227,300	$17,127,055
Lockheed Martin	97,400	9,401,048
Rockwell Collins	66,500	4,197,480
Triumph Group	142,500	11,186,250
United Technologies	249,100	23,273,413

		65,185,246

Air Freight & Logistics–0.64%
FedEx	80,100	7,865,820

		7,865,820

Auto Components–0.34%
†Borg Warner	53,900	4,168,626

		4,168,626

Automobiles–0.98%
Ford Motor	915,200	12,034,880

		12,034,880

Beverages–2.45%
Coca-Cola	156,500	6,328,860
PepsiCo	297,700	23,551,047

		29,879,907

Biotechnology–3.77%
†Celgene	158,900	18,418,099
†Gilead Sciences	426,000	20,844,180
†Vertex Pharmaceuticals	124,000	6,817,520

		46,079,799

Capital Markets–3.47%
Ameriprise Financial	159,800	11,769,270
BlackRock	67,700	17,390,776
State Street	223,600	13,212,524

		42,372,570

Chemicals–2.91%
Cabot	118,100	4,039,020
Celanese Class A	212,600	9,365,030
duPont (E.I.) deNemours	260,400	12,801,264
Eastman Chemical	133,800	9,348,606

		35,553,920

Commercial Banks–2.07%
Wells Fargo	682,365	25,240,681

		25,240,681

Commercial Services & Supplies–0.54%
Republic Services	199,500	6,583,500

		6,583,500

Communications Equipment–2.11%
Cisco Systems	199,300	4,167,363

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
QUALCOMM	323,100	$21,631,545

		25,798,908

Computers & Peripherals–4.64%
Apple	91,650	40,567,040
†EMC	673,000	16,077,970

		56,645,010

Construction & Engineering–1.30%
Fluor	108,700	7,210,071
URS	183,600	8,704,476

		15,914,547

Consumer Finance–1.07%
Capital One Financial	238,865	13,125,632

		13,125,632

Containers & Packaging–0.41%
MeadWestvaco	137,200	4,980,360

		4,980,360

Diversified Financial Services–3.25%
†IntercontinentalExchange	76,350	12,450,395
JPMorgan Chase	575,300	27,303,738

		39,754,133

Diversified Telecommunication Services–1.98%
AT&T	660,500	24,233,745

		24,233,745

Electric Utilities–1.37%
Edison International	123,200	6,199,424
OGE Energy	150,800	10,552,984

		16,752,408

Electrical Equipment–0.88%
Acuity Brands	48,200	3,342,670
Eaton	121,300	7,429,625

		10,772,295

Energy Equipment & Services–2.37%
National Oilwell Varco	124,800	8,829,600
Schlumberger	268,500	20,107,965

		28,937,565

Food & Staples Retailing–1.32%
CVS Caremark	292,900	16,106,571

		16,106,571

Food Products–1.21%
General Mills	299,400	14,763,414

		14,763,414

LVIP Delaware Growth and Income Fund–1

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–0.73%
Abbott Laboratories	252,900	$8,932,428

		8,932,428

Health Care Providers & Services–2.88%
†Express Scripts Holding	277,800	16,015,170
UnitedHealth Group	336,200	19,234,002

		35,249,172

Hotels, Restaurants & Leisure–2.65%
McDonald’s	198,400	19,778,496
Starbucks	221,700	12,628,032

		32,406,528

Household Products–3.36%
Kimberly-Clark	120,700	11,826,186
Procter & Gamble	379,500	29,244,270

		41,070,456

Industrial Conglomerates–1.65%
General Electric	870,000	20,114,400

		20,114,400

Insurance–2.87%
AFLAC	263,200	13,691,664
Prudential Financial	102,300	6,034,677
Travelers	182,400	15,356,256

		35,082,597

Internet Software & Services–1.38%
†Google Class A	21,200	16,833,436

		16,833,436

IT Services–2.38%
Accenture Class A	172,000	13,066,840
International Business Machines	74,900	15,976,170

		29,043,010

Life Sciences Tools & Services–1.17%
Thermo Fisher Scientific	187,200	14,318,928

		14,318,928

Machinery–1.44%
Caterpillar	54,600	4,748,562
Cummins	59,700	6,913,857
Deere	68,400	5,881,032

		17,543,451

Media–3.08%
Cinemark Holdings	106,200	3,126,528
Comcast Special Class A	572,700	22,690,374
Regal Entertainment Group Class A	313,148	5,220,177
Viacom Class B	107,248	6,603,259

		37,640,338

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.63%
Allegheny Technologies	242,100	$7,676,991

		7,676,991

Multiline Retail–3.15%
Macy’s	310,800	13,003,872
Nordstrom	215,600	11,907,588
Target	199,100	13,628,395

		38,539,855

Multi-Utilities–1.37%
MDU Resources Group	336,000	8,396,640
Sempra Energy	104,500	8,353,730

		16,750,370

Oil, Gas & Consumable Fuels–6.94%
Chevron	280,800	33,364,655
EOG Resources	79,000	10,117,530
Exxon Mobil	272,800	24,582,008
Hess	44,500	3,186,645
Marathon Oil	285,100	9,613,572
Occidental Petroleum	50,800	3,981,196

		84,845,606

Paper & Forest Products–0.54%
International Paper	142,000	6,614,360

		6,614,360

Pharmaceuticals–5.46%
AbbVie	252,900	10,313,262
Johnson & Johnson	44,300	3,611,779
Merck	525,900	23,260,557
Pfizer	1,022,376	29,505,771

		66,691,369

Professional Services–1.13%
Manpower	61,400	3,482,608
Towers Watson Class A	148,102	10,266,431

		13,749,039

Real Estate Investment Trusts–1.32%
Host Hotels & Resorts	641,564	11,220,954
National Retail Properties	134,300	4,857,631

		16,078,585

Road & Rail–2.02%
Hunt (J.B.) Transport Services	94,200	7,016,016
Union Pacific	123,900	17,644,599

		24,660,615

Semiconductors & Semiconductor Equipment–2.64%
Avago Technologies	254,300	9,134,456
Intel	606,300	13,247,655
Texas Instruments	276,700	9,817,316

		32,199,427

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–3.59%
†Citrix Systems	109,400	$7,894,304
†Fortinet	349,700	8,280,896
Microsoft	841,500	24,075,315
†Nuance Communications	176,200	3,555,716

		43,806,231

Specialty Retail–0.66%
DSW Class A	126,962	8,100,176

		8,100,176

Wireless Telecommunication Services–0.95%
Vodafone Group ADR	406,600	11,551,506

		11,551,506

Total Common Stock (Cost $745,400,187)		1,202,248,411

	Number of Shares	Value (U.S. $)
MONEY MARKET MUTUAL FUND–0.00%
Dreyfus Treasury & Agency Cash Management Fund	5,108	$5,108

Total Money Market Mutual Fund (Cost $5,108)		5,108

	Principal Amount°
SHORT-TERM INVESTMENT–1.87%
≠Discounted Commercial Paper–1.87%
Abbey National North America 0.17% 4/1/13	22,915,000	22,915,000

Total Short-Term Investment (Cost $22,915,000)		22,915,000

TOTAL VALUE OF SECURITIES–100.27% (Cost $768,320,295)	1,225,168,519
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(3,348,123)

NET ASSETS APPLICABLE TO 33,375,863 SHARES OUTSTANDING–100.00%	$1,221,820,396

†	Non-income producing for the period.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

ADR–American Depositary Receipt

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Growth and Income Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Growth and Income Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions recieved from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$775,045,463

Aggregate unrealized appreciation	$459,827,454
Aggregate unrealized depreciation	(9,704,398)

Net unrealized appreciation	$450,123,056

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements

LVIP Delaware Growth and Income Fund–4

LVIP Delaware Growth and Income Fund

Notes (continued)

2. Investments (continued)

has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock	$1,202,248,411	$—	$1,202,248,411
Money Market Mutual Fund	5,108	—	5,108
Short-Term Investments	—	22,915,000	22,915,000

Total	$1,202,253,519	$22,915,000	$1,225,168,519

There were no Level 3 securities at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Growth and Income Fund–5

LVIP Delaware Social Awareness Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.72%
Aerospace & Defense–0.53%
Rockwell Collins	55,500	$3,503,160

		3,503,160

Air Freight & Logistics–1.47%
FedEx	98,300	9,653,060

		9,653,060

Auto Components–0.75%
†Borg Warner	64,200	4,965,228

		4,965,228

Automobiles–1.32%
Ford Motor	662,600	8,713,190

		8,713,190

Beverages–1.91%
PepsiCo	158,800	12,562,668

		12,562,668

Biotechnology–4.42%
†Celgene	90,000	10,431,900
†Gilead Sciences	288,700	14,126,091
†Vertex Pharmaceuticals	82,200	4,519,356

		29,077,347

Capital Markets–4.67%
Ameriprise Financial	117,300	8,639,145
BlackRock	43,500	11,174,280
State Street	185,400	10,955,286

		30,768,711

Chemicals–0.99%
Rockwood Holdings	99,900	6,537,456

		6,537,456

Commercial Banks–2.61%
Wells Fargo	465,000	17,200,349

		17,200,349

Communications Equipment–3.02%
Cisco Systems	211,700	4,426,647
QUALCOMM	230,600	15,438,670

		19,865,317

Computers & Peripherals–2.16%
†EMC	595,200	14,219,328

		14,219,328

Consumer Finance–1.28%
Capital One Financial	153,450	8,432,078

		8,432,078

Containers & Packaging–0.51%
MeadWestvaco	92,100	3,343,230

		3,343,230

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–2.67%
Citigroup	171,800	$7,600,432
†IntercontinentalExchange	61,050	9,955,424

		17,555,856

Diversified Telecommunication Services–2.22%
AT&T	397,700	14,591,613

		14,591,613

Electric Utilities–1.20%
OGE Energy	112,800	7,893,744

		7,893,744

Electrical Equipment–2.72%
Acuity Brands	35,900	2,489,665
Eaton	107,000	6,553,750
Roper Industries	69,800	8,886,238

		17,929,653

Energy Equipment & Services–0.96%
National Oilwell Varco	88,800	6,282,600

		6,282,600

Food & Staples Retailing–1.89%
CVS Caremark	226,300	12,444,237

		12,444,237

Food Products–2.31%
General Mills	308,800	15,226,928

		15,226,928

Health Care Equipment & Supplies–2.85%
Abbott Laboratories	266,500	9,412,780
Baxter International	129,000	9,370,560

		18,783,340

Health Care Providers & Services–4.25%
†Express Scripts Holding	218,200	12,579,230
UnitedHealth Group	269,000	15,389,490

		27,968,720

Hotels, Restaurants & Leisure–2.83%
Starbucks	326,600	18,603,136

		18,603,136

Insurance–4.37%
AFLAC	182,700	9,504,054
Prudential Financial	148,600	8,765,914
Travelers	125,000	10,523,750

		28,793,718

Internet Software & Services–1.35%
†Google Class A	11,200	8,893,136

		8,893,136

IT Services–3.54%
Accenture Class A	150,500	11,433,485

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
International Business Machines	55,700	$11,880,810

		23,314,295

Life Sciences Tools & Services–1.16%
Thermo Fisher Scientific	100,100	7,656,649

		7,656,649

Machinery–3.29%
†Chart Industries	41,200	3,296,412
Cummins	33,000	3,821,730
Deere	128,200	11,022,636
Lincoln Electric Holdings	64,600	3,500,028

		21,640,806

Media–4.53%
Comcast Class A	459,900	19,320,399
Regal Entertainment Group Class A	209,800	3,497,366
Viacom Class B	113,760	7,004,203

		29,821,968

Metals & Mining–0.66%
Allegheny Technologies	136,900	4,341,099

		4,341,099

Multiline Retail–3.57%
Macy’s	342,100	14,313,464
Nordstrom	166,200	9,179,226

		23,492,690

Oil, Gas & Consumable Fuels–4.34%
EOG Resources	84,500	10,821,915
EQT	47,500	3,218,125
Hess	47,800	3,422,958
Marathon Oil	329,600	11,114,112

		28,577,110

Paper & Forest Products–1.08%
International Paper	152,200	7,089,476

		7,089,476

Pharmaceuticals–4.26%
AbbVie	266,500	10,867,870
Allergan	153,900	17,179,857

		28,047,727

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.12%
Towers Watson Class A	106,394	$7,375,232

		7,375,232

Road & Rail–0.57%
Hunt (J.B.) Transport Services	50,100	3,731,448

		3,731,448

Semiconductors & Semiconductor Equipment–4.26%
Avago Technologies	154,900	5,564,008
Intel	353,200	7,717,420
Maxim Integrated Products	193,300	6,311,245
Texas Instruments	238,600	8,465,528

		28,058,201

Software–4.96%
†Citrix Systems	82,000	5,917,120
†Fortinet	311,900	7,385,792
Microsoft	637,100	18,227,431
†Nuance Communications	54,100	1,091,738

		32,622,081

Specialty Retail–0.66%
DSW Class A	68,245	4,354,031

		4,354,031

Wireless Telecommunication Services–1.46%
Vodafone Group ADR	337,600	9,591,216

		9,591,216

Total Common Stock (Cost $386,708,545)		623,521,832

MONEY MARKET MUTUAL FUND–5.32%
Dreyfus Treasury & Agency Cash Management Fund	35,006,899	35,006,899

Total Money Market Mutual Fund (Cost $35,006,899)		35,006,899

TOTAL VALUE OF SECURITIES–100.04% (Cost $421,715,444)	658,528,731
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(264,832)

NET ASSETS APPLICABLE TO 18,051,573 SHARES OUTSTANDING–100.00%	$658,263,899

†	Non-income producing for the period.

ADR–American Depositary Receipt

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Social Awareness Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$423,212,670

Aggregate unrealized appreciation	$238,452,249
Aggregate unrealized depreciation	(3,136,188)

Net unrealized appreciation	$235,316,061

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Common Stock	$623,521,832
Money Market Mutual Fund	35,006,899

Total	$658,528,731

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk

The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Special Opportunities Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.70%
Auto Components–2.33%
†Borg Warner	90,100	$6,968,334
Johnson Controls	200,200	7,021,014

		13,989,348

Beverages–2.17%
Beam	86,400	5,489,856
Dr Pepper Snapple Group	160,400	7,530,780

		13,020,636

Capital Markets–1.68%
Raymond James Financial	219,550	10,121,255

		10,121,255

Chemicals–8.09%
Albemarle	163,000	10,190,760
Celanese Class A	240,000	10,572,000
Cytec Industries	165,400	12,252,832
FMC	98,600	5,623,158
†Grace (W.R.) & Co	128,900	9,991,039

		48,629,789

Commercial Banks–9.03%
Associated Banc-Corp	175,900	2,671,921
BancorpSouth	215,800	3,517,540
Bank of Hawaii	120,800	6,137,848
Comerica	300,700	10,810,165
East West Bancorp	491,400	12,614,238
First Horizon National	633,810	6,769,091
Hancock Holding	107,700	3,330,084
Regions Financial	510,200	4,178,538
Zions Bancorp	168,800	4,218,312

		54,247,737

Commercial Services & Supplies–0.59%
Brink’s	126,000	3,560,760

		3,560,760

Construction & Engineering–1.41%
KBR	263,800	8,462,704

		8,462,704

Containers & Packaging–1.13%
†Owens-Illinois	254,400	6,779,760

		6,779,760

Diversified Consumer Services–1.47%
Service International	527,100	8,818,383

		8,818,383

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–2.02%
Edison International	134,300	$6,757,976
PPL	172,700	5,407,237

		12,165,213

Electrical Equipment–3.15%
Eaton	117,800	7,215,250
Regal-Beloit	143,500	11,703,860

		18,919,110

Electronic Equipment, Instruments & Components–1.52%
†Avnet	252,900	9,154,980

		9,154,980

Energy Equipment & Services–4.59%
ENSCO	216,600	12,996,000
Helmerich & Payne	143,500	8,710,450
†Rowan Class A	165,400	5,848,544

		27,554,994

Food Products–0.75%
Tyson Foods Class A	181,900	4,514,758

		4,514,758

Health Care Equipment & Supplies–1.18%
Becton Dickinson	74,000	7,075,140

		7,075,140

Health Care Providers & Services–3.50%
McKesson	91,100	9,835,156
Omnicare	73,400	2,988,848
Universal Health Services Class B	128,400	8,200,908

		21,024,912

Hotels, Restaurants & Leisure–0.59%
Starwood Hotels & Resorts Worldwide	56,000	3,568,880

		3,568,880

Household Durables–2.48%
D.R.Horton	280,933	6,826,672
Newell Rubbermaid	308,600	8,054,460

		14,881,132

Insurance–10.07%
American Financial Group	274,650	13,012,916
Berkley (W.R.)	265,750	11,791,328
HCC Insurance Holdings	225,300	9,469,359
Loews	68,100	3,001,167
Reinsurance Group of America	150,600	8,986,302
StanCorp Financial Group	79,700	3,407,972
Torchmark	181,500	10,853,700

		60,522,744

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.67%
†Fiserv	114,600	$10,065,318

		10,065,318

Leisure Equipment & Products–0.97%
Hasbro	132,500	5,822,050

		5,822,050

Life Sciences Tools & Services–2.36%
Agilent Technologies	175,800	7,378,326
Thermo Fisher Scientific	88,600	6,777,014

		14,155,340

Machinery–2.56%
Cummins	60,900	7,052,829
Gardner Denver	111,200	8,352,232

		15,405,061

Media–0.73%
Meredith	113,900	4,357,814

		4,357,814

Metals & Mining–0.36%
Walter Energy	76,700	2,185,950

		2,185,950

Multiline Retail–2.44%
†Big Lots	170,000	5,995,900
Macy’s	207,300	8,673,432

		14,669,332

Multi-Utilities–2.15%
Public Service Enterprise Group	161,400	5,542,476
Wisconsin Energy	171,500	7,355,635

		12,898,111

Oil, Gas & Consumable Fuels–5.43%
†Forest Oil	408,500	2,148,710
†Newfield Exploration	311,400	6,981,588
Tesoro	175,800	10,293,090
†Whiting Petroleum	259,500	13,192,980

		32,616,368

Pharmaceuticals–1.13%
†Actavis	73,600	6,779,296

		6,779,296

Professional Services–0.85%
Manpower	89,800	5,093,456

		5,093,456

Real Estate Investment Trusts–3.64%
Boston Properties	44,200	4,466,852
Brandywine Realty Trust	367,500	5,457,375
Highwoods Properties	230,400	9,116,928

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Kimco Realty	126,600	$2,835,840

		21,876,995

Road & Rail–2.17%
Canadian National Railway	61,400	6,158,420
CSX	278,500	6,859,455

		13,017,875

Semiconductors & Semiconductor Equipment–1.36%
Marvell Technology Group	374,500	3,962,210
†Teradyne	258,000	4,184,760

		8,146,970

Software–4.43%
†Adobe Systems	134,000	5,830,340
†Compuware	614,200	7,677,500
†Symantec	140,200	3,460,136
†Synopsys	268,400	9,630,192

		26,598,168

Specialty Retail–3.65%
American Eagle Outfitters	251,500	4,703,050
Gap	118,000	4,177,200
PETsMART	40,300	2,502,630
Staples	452,500	6,077,075
Tiffany & Co	64,700	4,499,238

		21,959,193

Textiles, Apparel & Luxury Goods–1.12%
VF	40,200	6,743,550

		6,743,550

Tobacco–1.16%
Reynolds American	157,000	6,984,930

		6,984,930

Trading Companies & Distributors–1.77%
†United Rentals	193,600	10,642,192

		10,642,192

Total Common Stock (Cost $389,611,398)		587,030,204

MONEY MARKET MUTUAL FUND–0.00%
Dreyfus Treasury & Agency Cash Management Fund	39,970	39,970

Total Money Market Mutual Fund (Cost $39,970)		39,970

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–2.22%
≠Discounted Commercial Paper–2.22%
Abbey National North America 0.17% 4/1/13	13,320,000	$13,320,000

Total Short-Term Investment (Cost $13,320,000)		13,320,000

TOTAL VALUE OF SECURITIES–99.92% (Cost $402,971,368)	$600,390,174
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	461,847

NET ASSETS APPLICABLE TO 15,702,049 SHARES OUTSTANDING–100.00%	$600,852,021

†	Non-income producing for the period.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Special Opportunities Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$402,990,442

Aggregate unrealized appreciation	$234,723,536
Aggregate unrealized depreciation	(37,323,804)

Net unrealized appreciation	$197,399,732

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock	$587,030,204	$—	$587,030,204
Money Market Mutual Fund	39,970	—	39,970
Short-Term Investment	—	13,320,000	13,320,000

Total	$587,070,174	$13,320,000	$600,390,174

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts –The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund

Notes (continued)

3. Derivatives (continued)

by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2013.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Special Opportunities Fund–6

LVIP Dimensional Non-U.S. Equity Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–2.00%
Money Market Fund–2.00%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	117,194	$1,171,940

Total Affiliated Investment Companies (Cost $1,171,940)		1,171,940

UNAFFILIATED INVESTMENT COMPANIES–98.46%
International Equity Funds–98.19%
**DFA Emerging Markets Core Equity Portfolio	284,927	5,758,371
**DFA International Core Equity Portfolio	1,319,837	14,676,584
**DFA International Real Estate Securities Portfolio	547,892	3,013,404
**DFA International Small Cap Value Portfolio	171,907	2,963,677

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
**DFA International Vector Equity Portfolio	568,582	$5,867,767
**DFA Large Cap International Portfolio	733,773	14,660,791
**DFA VA International Small Portfolio	437,886	4,737,924
**DFA VA International Value Portfolio	513,579	5,813,716

		57,492,234

Money Market Fund–0.27%
Dreyfus Treasury & Agency Cash Management Fund	157,888	157,888

		157,888

Total Unaffiliated Investment Companies (Cost $51,545,302)		57,650,122

TOTAL VALUE OF SECURITIES–100.46% (Cost $52,717,242)	58,822,062
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.46%)	(270,490)

NET ASSETS APPLICABLE TO 6,132,839 SHARES OUTSTANDING–100.00%	$58,551,572

*	Standard Class shares.
**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

LVIP Dimensional Non-U.S. Equity Fund–1

LVIP Dimensional Non-U.S. Equity Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Dimensional Non-U.S. Equity Fund (Fund).

Security Valuation–The value of the Fund’s investments in the other open-end investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011 - December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date.

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$53,216,207

Aggregate unrealized appreciation	$6,104,821
Aggregate unrealized depreciation	(498,966)

Net unrealized appreciation	$5,605,855

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Dimensional Non-U.S. Equity Fund–2

LVIP Dimensional Non-U.S. Equity Fund

Notes (continued)

2. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$58,822,062

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Effective after the close of business on April 29, 2013, the Fund will change it’s name from the LVIP Dimensional Non-U.S. Equity Fund to the LVIP Dimensional Non-U.S. Equity RPM Fund and add a risk portfolio management investment strategy.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Dimensional Non-U.S. Equity Fund–3

LVIP Dimensional U.S. Equity Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–1.95%
Money Market Fund–1.95%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	212,503	$2,125,034

Total Affiliated Investment Companies (Cost $2,125,034)		2,125,034

UNAFFILIATED INVESTMENT COMPANIES–97.70%
Equity Funds–97.70%
**DFA Real Estate Securities Portfolio	189,876	5,369,687
**DFA U.S. Core Equity 1 Portfolio	1,577,881	21,727,427

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**DFA U.S. Large Company Portfolio	2,625,280	$32,474,716
**DFA U.S. Large Value Portfolio	839,323	16,324,826
**DFA U.S. Micro Cap Portfolio	333,320	5,453,118
**DFA U.S. Small Cap Portfolio	342,559	8,735,257
**DFA U.S. Small Cap Value Portfolio	183,116	5,458,700
**DFA VA U.S. Targeted Value Portfolio	733,397	10,949,620

Total Unaffiliated Investment Companies (Cost $86,402,524)		106,493,351

TOTAL VALUE OF SECURITIES–99.65% (Cost $88,527,558)	108,618,385
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	384,884

NET ASSETS APPLICABLE TO 9,125,810 SHARES OUTSTANDING–100.00%	$109,003,269

*	Standard Class shares.
**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

LVIP Dimensional U.S. Equity Fund–1

LVIP Dimensional U.S. Equity Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Dimensional U.S. Equity Fund (Fund).

Security Valuation–The value of the Fund’s investments in other open-end investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011 - December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$88,868,396

Aggregate unrealized appreciation	$20,090,827
Aggregate unrealized depreciation	(340,838)

Net unrealized appreciation	$19,749,989

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Dimensional U.S. Equity Fund–2

LVIP Dimensional U.S. Equity Fund

Notes (continued)

2. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$108,618,385

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Effective after the close of business on April 29, 2013, the Fund will change it’s name from the LVIP Dimensional U.S. Equity Fund to the LVIP Dimensional U.S. Equity RPM Fund and add a risk portfolio management investment strategy.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Dimensional U.S. Equity Fund–3

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–2.00%
Money Market Fund–2.00%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	323,000	$3,230,000

Total Affiliated Investment Companies (Cost $3,230,000)		3,230,000

UNAFFILIATED INVESTMENT COMPANIES–98.41%
Fixed Income Funds–98.07%
**DFA Inflation-Protected Securities Portfolio	1,015,748	12,971,103
**DFA Intermediate Term Extended Quality Portfolio	2,074,454	22,736,015
**DFA Two-Year Global Fixed Income Portfolio	1,444,806	14,534,743
**DFA VA Global Bond Portfolio	1,184,186	12,943,155
**DFA VA Short Term Fixed Portfolio	1,739,941	17,764,799

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Long-Term Bond ETF	105,807	$9,697,212
Vanguard Mortgage-Backed Securities ETF	371,312	19,360,208
Vanguard Short-Term Corporate Bond ETF	40,180	3,227,258
Vanguard Total Bond Market ETF	542,434	45,369,179

		158,603,672

Money Market Fund–0.34%
Dreyfus Treasury & Agency Cash Management Fund	543,186	543,186

		543,186

Total Unaffiliated Investment Companies (Cost $158,341,657)		159,146,858

TOTAL VALUE OF SECURITIES–100.41% (Cost $161,571,657)	162,376,858
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.41%)	(661,606)

NET ASSETS APPLICABLE TO 15,160,280 SHARES OUTSTANDING–100.00%	$161,715,252

*	Standard Class shares.
**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Dimensional/Vanguard Total Bond Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other open-end investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011 - December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$161,799,365

Aggregate unrealized appreciation	$990,045
Aggregate unrealized depreciation	(412,552)

Net unrealized appreciation	$577,493

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Dimensional/Vanguard Total Bond Fund–2

LVIP Dimensional/Vanguard Total Bond Fund

Notes (continued)

2. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$162,376,858

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Dimensional/Vanguard Total Bond Fund–3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–1.96%
Money Market Fund–1.96%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	201,405	$2,014,047

Total Affiliated Investment Companies (Cost $2,014,047)		2,014,047

UNAFFILIATED INVESTMENT COMPANIES–97.51%
Equity Funds–97.36%
Vanguard Dividend Appreciation ETF	155,653	10,226,402
Vanguard Mega Cap 300 Growth ETF	306,182	18,389,291
Vanguard Mega Cap 300 Value ETF	386,417	18,320,030
Vanguard Mid-Cap Growth Index Fund	53,376	4,111,553
Vanguard Mid-Cap Value Index Fund	92,649	6,225,086
Vanguard REIT ETF	71,743	5,060,034
Vanguard Small-Cap Growth ETF	30,939	3,091,425

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	50,344	$4,135,760
Vanguard Total Stock Market ETF	341,113	27,592,630
Vanguard Variable Insurance Fund– Small Company Growth Portfolio	150,449	3,100,759

		100,252,970

Money Market Fund–0.15%
Dreyfus Treasury & Agency Cash Management Fund	160,148	160,148

		160,148

Total Unaffiliated Investment Companies (Cost $83,912,108)		100,413,118

TOTAL VALUE OF SECURITIES–99.47% (Cost $85,926,155)	102,427,165
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.53%	543,978

NET ASSETS APPLICABLE TO 8,963,786 SHARES OUTSTANDING–100.00%	$102,971,143

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard Domestic Equity ETF Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Vanguard Domestic Equity ETF Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other open-end investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011 - December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$86,328,665

Aggregate unrealized appreciation	$16,501,010
Aggregate unrealized depreciation	(402,510)

Net unrealized appreciation	$16,098,500

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $19,667 will be carried forward under the Act.

LVIP Vanguard Domestic Equity ETF Fund–2

LVIP Vanguard Domestic Equity ETF Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$102,427,165

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Vanguard Domestic Equity ETF Fund–3

LVIP Vanguard International Equity ETF Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–2.01%
Money Market Fund–2.01%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	121,434	$1,214,344

Total Affiliated Investment Companies (Cost $1,214,344)		1,214,344

UNAFFILIATED INVESTMENT COMPANIES–98.57%
International Equity Funds–97.94%
Vanguard FTSE All-World ex-U.S. ETF	194,650	9,023,974
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	96,254	9,096,003
Vanguard Global ex-U.S. Real Estate ETF	53,655	3,078,725
Vanguard MSCI EAFE	331,587	12,079,714
Vanguard MSCI Emerging Markets ETF	138,523	5,941,251

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard MSCI European ETF	97,440	$4,787,227
Vanguard MSCI Pacific ETF	179,971	10,443,717
Vanguard VA International Portfolio	258,182	4,804,760

		59,255,371

Money Market Fund–0.63%
Dreyfus Treasury & Agency Cash Management Fund	383,507	383,507

		383,507

Total Unaffiliated Investment Companies (Cost $52,688,877)		59,638,878

TOTAL VALUE OF SECURITIES–100.58% (Cost $53,903,221)	60,853,222
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.58%)	(350,587)

NET ASSETS APPLICABLE TO 6,419,387 SHARES OUTSTANDING–100.00%	$60,502,635

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

LVIP Vanguard International Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Vanguard International Equity ETF Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other open-end investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011 - December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$54,905,088

Aggregate unrealized appreciation	$6,950,001
Aggregate unrealized depreciation	(1,001,867)

Net unrealized appreciation	$5,948,134

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $315,985 will be carried forward under the Act.

LVIP Vanguard International Equity ETF Fund–2

LVIP Vanguard International Equity ETF Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$60,853,222

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Vanguard International Equity ETF Fund–3

LVIP Global Income Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS–4.88%
Germany–3.54%
Bayerische Landesbank 1.40% 4/22/13	JPY	1,200,000,000	$12,756,027
KFW
1.35% 1/20/14	JPY	775,000,000	8,313,898
2.05% 2/16/26	JPY	550,000,000	6,783,499
Landwirtschaftliche Rentenbank 1.50% 6/20/14	JPY	800,000,000	8,646,995

			36,500,419

Netherlands–0.20%
•ING Bank 6.125% 5/29/23	EUR	1,500,000	2,075,126

			2,075,126

Norway–0.49%
Eksportfinans 1.60% 3/20/14	JPY	485,000,000	5,042,248

			5,042,248

Republic of Korea–0.10%
#Export-Import Bank of Korea 144A 1.45% 5/19/14	SEK	6,420,000	985,526

			985,526

United Kingdom–0.55%
HSBC Holdings
6.00% 6/10/19	EUR	2,380,000	3,648,083
6.25% 3/19/18	EUR	200,000	304,964
Lloyds TSB Bank 5.375% 9/3/19	EUR	1,100,000	1,725,554

			5,678,601

Total Corporate Bonds (Cost $54,683,377)			50,281,920

ΔREGIONAL BONDS–1.72%
Australia–1.72%
New South Wales Treasury
5.25% 5/1/13	AUD	380,000	396,318
5.50% 8/1/13	AUD	3,765,000	3,951,816
5.50% 3/1/17	AUD	960,000	1,081,325
Queensland Treasury
6.00% 8/14/13	AUD	1,370,000	1,442,116
6.00% 8/21/13	AUD	6,335,000	6,670,264
6.00% 9/14/17	AUD	940,000	1,080,942
Western Australia Treasury 8.00% 6/15/13	AUD	2,954,000	3,105,911

Total Regional Bonds (Cost $16,666,911)			17,728,692

ΔSOVEREIGN BONDS–74.86%
Australia–2.42%
Australian Government
5.25% 3/15/19	AUD	4,500,000	5,224,866

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Australia (continued)
Australian Government (continued)
5.75% 5/15/21	AUD	15,000,000	$18,310,139
6.50% 5/15/13	AUD	1,335,000	1,396,417

			24,931,422

Austria–2.06%
Republic of Austria
#144A 3.50% 7/15/15	EUR	5,900,000	8,145,426
6.25% 7/15/27	EUR	6,800,000	13,111,488

			21,256,914

Brazil–0.50%
Brazil Notas do Tesouro Nacional Series B
6.00% 5/15/13	BRL	15,500	178,848
6.00% 5/15/15	BRL	146,500	1,784,805
6.00% 8/15/16	BRL	38,000	465,737
6.00% 8/15/18	BRL	36,000	454,357
6.00% 5/15/45	BRL	50,000	733,308
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	3,000,000	1,518,888

			5,135,943

Canada–3.46%
Canada Government 3.50% 1/13/20	EUR	8,800,000	13,262,462
Canadian Government
1.00% 2/1/14	CAD	5,288,000	5,204,816
1.00% 11/1/14	CAD	3,240,000	3,189,766
1.00% 2/1/15	CAD	7,654,000	7,536,611
2.00% 3/1/14	CAD	1,145,000	1,137,189
2.00% 12/1/14	CAD	2,782,000	2,784,027
2.25% 8/1/14	CAD	1,026,000	1,026,576
2.50% 9/1/13	CAD	982,000	972,546
≠Canadian Treasury Bill 1.004% 8/15/13	CAD	620,000	608,047

			35,722,040

Denmark–1.79%
Denmark Kingdom 3.125% 3/17/14	EUR	14,000,000	18,460,463

			18,460,463

Finland–1.95%
Finnish Government
3.50% 4/15/21	EUR	6,900,000	10,319,630
5.375% 7/4/13	EUR	7,500,000	9,745,008

			20,064,638

France–2.03%
France O.A.T. 5.50% 4/25/29	EUR	12,000,000	20,949,003

			20,949,003

LVIP Global Income Fund–1

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany–1.39%
Bundesobligation
0.50% 2/23/18	EUR	5,200,000	$6,725,391
0.75% 2/24/17	EUR	1,850,000	2,428,329
Deutschland Republic 2.50% 1/4/21	EUR	3,600,000	5,189,928

			14,343,648

Hungary–1.95%
Hungary Government
5.50% 2/12/14	HUF	57,400,000	243,815
5.50% 2/12/16	HUF	230,900,000	987,042
6.50% 6/24/19	HUF	37,300,000	162,901
6.75% 8/22/14	HUF	179,180,000	777,253
6.75% 2/24/17	HUF	37,800,000	167,284
6.75% 11/24/17	HUF	181,730,000	807,181
7.00% 6/24/22	HUF	23,200,000	102,695
7.50% 10/24/13	HUF	23,200,000	99,314
7.50% 11/12/20	HUF	18,260,000	83,947
7.75% 8/24/15	HUF	48,880,000	219,159
8.00% 2/12/15	HUF	26,700,000	119,360
Hungary Government International Bond
3.875% 2/24/20	EUR	490,000	563,430
4.125% 2/19/18		2,510,000	2,409,600
4.375% 7/4/17	EUR	470,000	585,540
5.375% 2/21/23		4,640,000	4,390,600
5.75% 6/11/18	EUR	500,000	649,680
6.00% 1/11/19	EUR	200,000	261,292
6.25% 1/29/20		4,182,000	4,291,778
6.375% 3/29/21		2,580,000	2,670,300
Hungary Treasury Bills
≠5.16% 1/8/14	HUF	17,790,000	72,584
≠6.35% 5/29/13	HUF	15,300,000	64,129
≠6.70% 9/18/13	HUF	67,000,000	276,248
≠6.93% 7/24/13	HUF	12,200,000	50,741

			20,055,873

Iceland–0.11%
#Republic of Iceland 144A 5.875% 5/11/22		950,000	1,091,144

			1,091,144

Indonesia–0.87%
Indonesia Government
10.00% 9/15/24	IDR	25,030,000,000	3,448,520
10.00% 2/15/28	IDR	7,040,000,000	983,098
12.80% 6/15/21	IDR	29,990,000,000	4,576,871

			9,008,489

Ireland–3.63%
Irish Government
4.40% 6/18/19	EUR	1,384,000	1,871,318
4.50% 10/18/18	EUR	356,000	489,783
4.50% 4/18/20	EUR	2,446,000	3,288,645

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ireland (continued)
Irish Government (continued)
5.00% 10/18/20	EUR	9,009,000	$12,479,247
5.40% 3/13/25	EUR	7,191,700	9,992,589
5.50% 10/18/17	EUR	4,365,000	6,232,292
5.90% 10/18/19	EUR	2,137,000	3,116,040

			37,469,914

Israel–0.69%
Israel Government
Bond-Shahar 3.50% 9/30/13	ILS	25,251,000	7,128,367

			7,128,367

Japan–10.69%
Development Bank of Japan 1.60% 6/20/14	JPY	240,000,000	2,597,517
Japan Government 10 Yr Bonds
0.80% 9/20/22	JPY	320,000,000	3,497,447
1.00% 9/20/21	JPY	2,000,000,000	22,281,441
1.30% 6/20/20	JPY	1,300,000,000	14,816,575
1.40% 9/20/13	JPY	620,000,000	6,628,750
1.50% 9/20/18	JPY	1,300,000,000	14,822,983
1.70% 3/20/17	JPY	860,400,000	9,715,464
1.90% 6/20/16	JPY	425,000,000	4,778,652
Japan Government 20 Yr Bonds
1.90% 3/22/21	JPY	1,100,000,000	13,088,574
2.00% 9/20/25	JPY	400,000,000	4,871,208
2.10% 9/20/24	JPY	740,000,000	9,102,802
2.10% 12/20/26	JPY	328,000,000	4,026,999

			110,228,412

Malaysia–5.94%
Bank Negara Malaysia Monetary Notes
≠2.817% 2/25/14	MYR	4,625,000	1,453,913
≠2.824% 3/20/14	MYR	320,000	100,430
≠2.825% 3/13/14	MYR	750,000	235,476
≠2.844% 2/20/14	MYR	4,930,000	1,550,395
≠2.849% 2/18/14	MYR	5,780,000	1,817,989
≠2.861% 1/16/14	MYR	2,240,000	706,043
≠2.864% 6/18/13	MYR	7,060,000	2,264,256
≠2.868% 11/19/13	MYR	950,000	300,872
≠2.87% 7/11/13	MYR	1,910,000	611,238
≠2.872% 6/20/13	MYR	5,590,000	1,791,941
≠2.874% 1/9/14	MYR	1,615,000	509,122
≠2.878% 12/12/13	MYR	1,420,000	448,826
≠2.882% 8/27/13	MYR	3,130,000	998,210
≠2.888% 7/25/13	MYR	2,285,000	730,425
≠2.894% 10/22/13	MYR	130,000	41,275
≠2.895% 10/31/13	MYR	20,000	6,343
≠2.90% 5/2/13	MYR	15,530,000	4,998,164
≠2.91% 8/6/13	MYR	5,810,000	1,863,968
≠2.913% 9/5/13	MYR	300,000	95,575
≠2.914% 9/26/13	MYR	1,285,000	408,695
≠2.922% 9/17/13	MYR	30,000	9,548

LVIP Global Income Fund–2

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia (continued)
Bank Negara Malaysia Monetary Notes (continued)
≠2.924% 6/11/13	MYR	4,390,000	$1,408,290
≠2.924% 8/15/13	MYR	7,130,000	2,275,339
≠2.928% 10/10/13	MYR	1,595,000	506,902
≠2.935% 10/8/13	MYR	80,000	25,420
≠2.944% 5/23/13	MYR	3,690,000	1,185,558
≠2.978% 7/18/13	MYR	230,000	73,563
≠2.979% 6/4/13	MYR	600,000	192,586
≠2.989% 5/28/13	MYR	10,000	3,212
≠2.99% 7/4/13	MYR	250,000	80,050
≠3.006% 6/27/13	MYR	300,000	96,114
≠3.011% 5/14/13	MYR	240,000	77,166
≠3.041% 2/6/14	MYR	405,000	127,504
Malaysia Treasury Bills
≠2.87% 5/31/13	MYR	140,000	44,960
≠2.891% 5/3/13	MYR	100,000	32,190
Malaysian Government
3.172% 7/15/16	MYR	10,500,000	3,401,495
3.21% 5/31/13	MYR	21,995,000	7,100,307
3.26% 3/1/18	MYR	14,000,000	4,528,716
3.434% 8/15/14	MYR	19,130,000	6,206,881
3.461% 7/31/13	MYR	6,675,000	2,157,237
3.48% 3/15/23	MYR	17,500,000	5,656,643
3.70% 5/15/13	MYR	1,815,000	586,237
3.741% 2/27/15	MYR	3,665,000	1,198,304
3.835% 8/12/15	MYR	1,900,000	624,415
5.094% 4/30/14	MYR	8,295,000	2,735,559
8.00% 10/30/13	MYR	30,000	9,960

			61,277,312

Mexico–4.47%
Mexican Bonos
6.00% 6/18/15	MXN	11,371,000	956,561
6.25% 6/16/16	MXN	4,854,000	414,759
6.50% 6/10/21	MXN	121,000,000	10,906,058
7.00% 6/19/14	MXN	32,090,000	2,699,860
7.50% 6/3/27	MXN	48,000,000	4,718,425
7.75% 12/14/17	MXN	24,000,000	2,201,262
8.00% 12/19/13	MXN	80,606,000	6,714,258
8.00% 12/17/15	MXN	28,811,000	2,547,047
8.50% 12/13/18	MXN	63,000,000	6,063,360
9.00% 6/20/13	MXN	24,485,000	2,005,697
9.50% 12/18/14	MXN	40,840,000	3,603,773
Mexican Cetes
≠4.59% 9/19/13	MXN	468,500	372,037
≠4.59% 1/9/14	MXN	849,390	666,112
Mexican Udibonos
2.50% 12/10/20	MXN	37,024	329,776
3.50% 12/14/17	MXN	67,770	611,123
4.00% 6/13/19	MXN	47,009	448,748

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Udibonos (continued)
4.50% 12/18/14	MXN	2,646,546	$228,023
5.00% 6/16/16	MXN	66,831	609,801

			46,096,680

Netherlands–2.05%
Netherlands Government Bond
#144A 2.25% 7/15/22	EUR	2,000,000	2,712,753
#144A 2.75% 1/15/15	EUR	7,900,000	10,607,903
#144A 5.50% 1/15/28	EUR	4,300,000	7,837,515

			21,158,171

Norway–0.49%
≠Norway Treasury Bill 1.534% 9/18/13	NOK	29,658,000	5,042,769

			5,042,769

Peru–0.02%
Peru Government 7.84% 8/12/20	PEN	427,000	208,125

			208,125

Philippines–0.69%
Philippine Government Bonds
6.25% 1/27/14	PHP	168,160,000	4,304,583
7.00% 1/27/16	PHP	10,500,000	288,844
9.125% 9/4/16	PHP	6,310,000	187,222
Philippine Treasury Bills
≠0.543% 11/13/13	PHP	8,610,000	209,785
≠0.57% 3/5/14	PHP	16,770,000	406,877
≠0.606% 12/11/13	PHP	6,730,000	163,820
≠0.759% 10/30/13	PHP	140,000	3,413
≠0.763% 1/8/14	PHP	5,400,000	131,313
≠0.768% 2/5/14	PHP	8,310,000	201,857
≠1.05% 4/3/13	PHP	3,770,000	92,288
≠1.35% 10/2/13	PHP	7,040,000	171,747
≠1.693% 8/22/13	PHP	6,750,000	165,061
≠2.069% 4/17/13	PHP	480,000	11,747
≠2.22% 9/4/13	PHP	22,920,000	560,387
≠2.279% 7/24/13	PHP	4,100,000	100,289
≠2.488% 7/10/13	PHP	1,950,000	47,719
≠2.518% 5/14/13	PHP	1,280,000	31,324
≠2.584% 5/2/13	PHP	290,000	7,098

			7,085,374

Poland–8.05%
Poland Government 5.75% 10/25/21	PLN	40,000,000	14,037,458
Poland Government Bonds
•3.98% 1/25/17	PLN	11,108,000	3,419,368
•3.98% 1/25/21	PLN	11,269,000	3,434,329
^4.577% 1/25/14	PLN	4,225,000	1,265,666

LVIP Global Income Fund–3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Poland Government Bonds (continued)
^4.759% 7/25/14	PLN	2,590,000	$765,072
5.00% 10/24/13	PLN	36,945,000	11,467,855
^5.163% 7/25/13	PLN	6,695,000	2,038,016
5.25% 4/25/13	PLN	13,780,000	4,234,830
5.25% 10/25/17	PLN	14,000,000	4,639,975
5.25% 10/25/20	PLN	30,500,000	10,354,577
5.50% 4/25/15	PLN	1,970,000	632,496
5.50% 10/25/19	PLN	17,850,000	6,097,701
5.75% 4/25/14	PLN	58,535,000	18,464,099
6.25% 10/24/15	PLN	4,025,000	1,327,228
Republic of Poland 6.375% 7/15/19		680,000	837,114

			83,015,784

Republic of Korea–7.11%
Korea Monetary Stabilization Bonds
≠2.557% 6/11/13	KRW	908,280,000	811,591
2.74% 2/2/15	KRW	1,021,820,000	922,586
2.78% 10/2/14	KRW	9,448,600,000	8,525,863
2.82% 8/2/14	KRW	1,162,300,000	1,048,616
2.84% 12/2/14	KRW	2,725,460,000	2,463,053
3.28% 6/9/13	KRW	4,949,930,000	4,452,034
3.28% 6/2/14	KRW	1,190,490,000	1,079,161
3.38% 5/9/13	KRW	1,035,000,000	930,397
3.47% 2/2/14	KRW	683,260,000	618,645
3.48% 12/2/13	KRW	496,910,000	449,248
3.59% 10/2/13	KRW	289,860,000	261,760
3.59% 4/2/14	KRW	7,504,180,000	6,813,987
3.76% 6/2/13	KRW	165,630,000	149,065
3.83% 4/2/13	KRW	103,520,000	92,973
3.90% 8/2/13	KRW	8,825,660,000	7,963,513
Korea Treasury Bonds
2.75% 12/10/15	KRW	3,915,000,000	3,548,032
3.00% 12/10/13	KRW	21,297,430,000	19,196,072
3.25% 12/10/14	KRW	7,643,210,000	6,956,293
3.75% 6/10/13	KRW	7,864,150,000	7,079,607

			73,362,496

Republic of Lithuania–0.39%
Lithuania Government International Bonds
#144A 6.125% 3/9/21		1,640,000	1,951,600
#144A 6.75% 1/15/15		660,000	718,080
#144A 7.375% 2/11/20		1,060,000	1,338,250

			4,007,930

Republic of Vietnam–0.09%
#Republic of Vietnam 144A 6.75% 1/29/20		760,000	889,200

			889,200

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Russia–0.25%
Russian-Eurobond
#144A 7.50% 3/31/30		1,805,750	$2,240,484
7.50% 3/31/30		298,375	370,203

			2,610,687

Serbia–0.35%
Republic of Serbia
#144A 4.875% 2/25/20		1,370,000	1,357,670
#144A 5.25% 11/21/17		680,000	703,800
#144A 7.25% 9/28/21		1,390,000	1,544,637

			3,606,107

Singapore–2.29%
Singapore Government Bonds
0.21% 2/1/14	SGD	14,800,000	11,934,415
1.625% 4/1/13	SGD	6,420,000	5,175,129
Singapore Treasury Bills
≠0.229% 5/2/13	SGD	1,025,000	826,097
≠0.23% 4/25/13	SGD	575,000	463,441
≠0.232% 5/2/13	SGD	2,960,000	2,385,607
≠0.26% 5/16/13	SGD	760,000	612,467
≠0.26% 7/25/13	SGD	1,070,000	861,847
≠0.27% 4/18/13	SGD	1,130,000	910,801
≠0.29% 11/1/13	SGD	585,000	470,860

			23,640,664

Slovenia–0.13%
#Slovenia Government International Bond 144A 5.50% 10/26/22		1,360,000	1,305,600

			1,305,600

Sweden–7.00%
Kommuninvest I Sverige 2.25% 5/5/14	SEK	18,150,000	2,815,101
Sweden Government
1.50% 8/30/13	SEK	42,890,000	6,601,137
3.50% 6/1/22	SEK	110,000,000	19,438,915
4.50% 8/12/15	SEK	60,000,000	9,952,109
5.00% 12/1/20	SEK	101,000,000	19,330,546
6.75% 5/5/14	SEK	67,830,000	11,062,187
Sweden Treasury Bills
≠0.94% 6/19/13	SEK	5,720,000	876,016
≠0.965% 9/18/13	SEK	13,605,000	2,078,529

			72,154,540

Ukraine–1.97%
Financing of Infrastrucural Projects State Enterprise
#144A 7.40% 4/20/18		200,000	192,754
#144A 8.375% 11/3/17		100,000	102,375
Ukraine Government
#144A 4.95% 10/13/15	EUR	100,000	127,095

LVIP Global Income Fund–4

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ukraine (continued)
Ukraine Government (continued)
#144A 6.25% 6/17/16		1,090,000	$1,072,451
#144A 6.58% 11/21/16		1,028,000	1,015,150
#144A 6.75% 11/14/17		1,790,000	1,776,575
#144A 7.65% 6/11/13		100,000	100,740
#144A 7.75% 9/23/20		3,443,000	3,594,492
#144A 7.80% 11/28/22		700,000	712,250
#144A 7.95% 6/4/14		2,600,000	2,663,752
#144A 7.95% 2/23/21		3,670,000	3,838,820
#144A 9.25% 7/24/17		4,690,000	5,100,844

			20,297,298

Venezuela–0.03%
Venezuela Government International Bond 10.75% 9/19/13		300,000	307,500

			307,500

Total Sovereign Bonds (Cost $762,043,432)			771,912,507

SUPRANATIONAL BANKS–7.42%
Asian Development Bank 2.35% 6/21/27	JPY	1,140,000,000	14,427,837
European Investment Bank
1.40% 6/20/17	JPY	1,280,000,000	14,329,554
1.90% 1/26/26	JPY	760,000,000	8,896,667
International Bank for Reconstruction & Development
2.25% 11/8/13	SEK	24,400,000	3,764,224

	Principal Amount°		Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
3.50% 11/12/14	SEK	111,000,000	$17,643,949
Nordic Investment Bank 1.70% 4/27/17	JPY	1,540,000,000	17,441,707

Total Supranational Banks (Cost $79,598,357)			76,503,938

	Number of Shares
MONEY MARKET MUTUAL FUND–4.89%
Dreyfus Treasury & Agency Cash Management Fund		50,449,518	50,449,518

Total Money Market Mutual Fund (Cost $50,449,518)			50,449,518

	Principal Amount°
SHORT-TERM INVESTMENT–2.50%
≠Discount Note–2.50%
Federal Home Loan Bank 0.002% 4/17/13		25,785,000	25,784,897

Total Short-Term Investment (Cost $25,784,026)			25,784,897

TOTAL VALUE OF SECURITIES–96.27% (Cost $989,225,621)	992,661,472
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.73%	38,462,637

NET ASSETS APPLICABLE TO 88,854,496 SHARES OUTSTANDING–100.00%	$1,031,124,109

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $63,726,886, which represents 6.18% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

LVIP Global Income Fund–5

LVIP Global Income Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	CLP	64,000,000	USD	(129,764)	2/11/14	$487
BCLY	CLP	173,000,000	USD	(349,318)	2/16/14	2,559
BCLY	EUR	(396,801)	USD	529,630	4/5/13	20,964
BCLY	EUR	(390,400)	USD	513,455	4/19/13	12,948
BCLY	EUR	(545,488)	USD	710,339	4/25/13	10,978
BCLY	EUR	(273,608)	USD	363,433	4/30/13	12,632
BCLY	EUR	(60,000)	USD	79,311	5/7/13	2,379
BCLY	EUR	(251,515)	USD	324,404	5/16/13	1,889
BCLY	EUR	(7,028,355)	USD	8,985,734	5/21/13	(26,995)
BCLY	EUR	(413,335)	USD	529,192	5/22/13	(847)
BCLY	EUR	(343,382)	USD	435,116	5/29/13	(5,243)
BCLY	EUR	(595,185)	USD	740,112	6/5/13	(23,205)
BCLY	EUR	(267,128)	USD	334,257	6/6/13	(8,334)
BCLY	EUR	(405,004)	USD	512,492	6/20/13	(6,982)
BCLY	EUR	(228,000)	USD	279,368	7/16/13	(13,140)
BCLY	EUR	(357,000)	USD	439,449	7/18/13	(18,565)
BCLY	EUR	(268,000)	USD	330,980	7/19/13	(12,854)
BCLY	EUR	(767,000)	USD	996,563	7/26/13	12,467
BCLY	EUR	(59,984)	USD	74,150	7/30/13	(2,815)
BCLY	EUR	(97,592)	USD	120,088	8/1/13	(5,133)
BCLY	EUR	(2,033,187)	USD	2,729,339	8/5/13	120,434
BCLY	EUR	(627,000)	USD	778,273	8/16/13	(26,348)
BCLY	EUR	(705,000)	USD	869,458	8/19/13	(35,283)
BCLY	EUR	(627,000)	USD	776,163	8/20/13	(28,487)
BCLY	EUR	(251,004)	USD	314,307	8/23/13	(7,823)
BCLY	EUR	(263,450)	USD	330,060	8/26/13	(8,052)
BCLY	EUR	(97,013)	USD	122,813	9/10/13	(1,710)
BCLY	EUR	(94,794)	USD	121,685	9/12/13	8
BCLY	EUR	(270,158)	USD	349,760	9/16/13	2,973
BCLY	EUR	(63,718)	USD	83,935	9/19/13	2,142
BCLY	EUR	(153,728)	USD	199,812	9/24/13	2,466
BCLY	EUR	(1,180,000)	USD	1,535,475	9/27/13	20,615
BCLY	EUR	(7,075,000)	USD	9,313,176	10/21/13	227,995
BCLY	EUR	(71,749)	USD	93,590	10/25/13	1,452
BCLY	EUR	(174,440)	USD	227,087	11/5/13	3,047
BCLY	EUR	(108,000)	USD	145,918	2/11/14	7,058
BCLY	EUR	(384,227)	USD	502,737	2/25/14	8,640
BCLY	EUR	(608,514)	USD	792,735	2/27/14	10,198
BCLY	EUR	(145,209)	USD	188,568	3/8/14	1,813
BCLY	JPY	(25,100,000)	USD	310,566	4/22/13	43,871
BCLY	JPY	(47,109,000)	USD	595,035	6/28/13	94,238
BCLY	JPY	(32,332,000)	USD	410,278	7/2/13	66,556
BCLY	JPY	(49,760,000)	USD	554,120	7/29/13	24,981
BCLY	JPY	(13,360,000)	USD	170,669	8/9/13	28,586
BCLY	JPY	(11,394,000)	USD	144,136	8/22/13	22,947
BCLY	JPY	(34,125,000)	USD	433,113	8/26/13	70,135
BCLY	JPY	(24,430,094)	USD	313,206	9/18/13	53,292
BCLY	JPY	(163,520,000)	USD	1,768,080	2/15/14	24,560
BCLY	JPY	(81,840,000)	USD	884,049	2/25/14	11,307
BCLY	JPY	(26,900,000)	USD	287,331	2/27/14	461
BCLY	JPY	(132,160,000)	USD	1,397,084	3/8/14	(12,500)
BCLY	JPY	(60,393,560)	USD	636,727	3/10/14	(7,434)

LVIP Global Income Fund–6

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	SGD	135,752	USD	(109,636)	8/13/13	$(163)
BCLY	SGD	394,000	USD	(318,486)	8/19/13	(751)
CITI	CLP	9,443,140,500	USD	(19,106,003)	10/21/13	375,134
CITI	CLP	509,600,000	USD	(1,005,723)	11/18/13	42,031
CITI	EUR	(246,556)	USD	325,928	5/7/13	9,794
CITI	EUR	(625,871)	USD	815,559	5/13/13	13,031
CITI	EUR	(213,050)	USD	276,560	7/26/13	3,207
CITI	EUR	(114,169)	USD	142,503	8/8/13	(3,998)
CITI	EUR	(32,800)	USD	40,990	8/9/13	(1,099)
CITI	EUR	(590,000)	USD	769,737	12/13/13	11,654
CITI	EUR	(126,500)	USD	169,316	1/28/14	6,694
CITI	EUR	(45,000)	USD	60,937	2/10/14	3,079
CITI	EUR	(2,897,361)	USD	3,785,257	2/27/14	59,304
CITI	EUR	(162,300)	USD	210,695	3/5/14	1,966
CITI	EUR	(319,130)	USD	415,092	3/15/14	4,623
CITI	JPY	(25,100,000)	USD	310,466	4/22/13	43,771
CITI	JPY	(36,565,000)	USD	460,870	5/10/13	72,304
CITI	JPY	(18,273,000)	USD	229,928	5/14/13	35,740
CITI	JPY	(11,693,000)	USD	147,902	6/14/13	23,611
CITI	JPY	(13,360,000)	USD	170,717	8/9/13	28,634
CITI	JPY	(336,389,300)	USD	4,245,426	8/13/13	667,802
CITI	JPY	(22,764,000)	USD	287,987	8/23/13	45,861
CITI	JPY	(333,310,000)	USD	3,786,776	10/18/13	239,194
CITI	JPY	(105,000,000)	USD	1,330,292	10/22/13	212,660
CITI	JPY	(5,392,769)	USD	67,517	11/8/13	10,102
CITI	JPY	(337,930,400)	USD	4,245,426	11/12/13	647,336
CITI	JPY	(337,138,000)	USD	4,245,428	11/13/13	655,722
CITI	JPY	(12,889,000)	USD	162,950	11/15/13	25,710
CITI	JPY	(37,115,000)	USD	459,679	11/19/13	64,459
CITI	JPY	(41,691,000)	USD	515,390	11/20/13	71,436
CITI	JPY	(547,300,000)	USD	6,178,549	1/7/14	346,377
CITI	JPY	(15,350,000)	USD	175,933	1/10/14	12,352
CITI	JPY	(326,760,000)	USD	3,536,076	2/13/14	52,126
CITI	JPY	(163,190,000)	USD	1,768,067	2/19/14	27,963
CITI	JPY	(34,641,000)	USD	362,827	3/6/14	(6,633)
CITI	JPY	(260,190,000)	USD	2,740,428	3/7/14	(34,650)
CITI	MXN	101,273,256	USD	(7,628,000)	10/21/13	416,918
CSFB	EUR	(82,000)	USD	108,268	5/7/13	3,128
CSFB	JPY	(170,648,500)	USD	2,160,490	5/29/13	346,792
DB	CLP	595,612,500	USD	(1,189,322)	5/10/13	66,023
DB	CLP	376,500,000	USD	(775,728)	6/20/13	13,248
DB	CLP	24,670,000	USD	(49,045)	12/5/13	1,573
DB	CLP	46,970,000	USD	(93,584)	12/6/13	2,778
DB	CLP	60,541,000	USD	(122,552)	1/7/14	1,176
DB	CLP	35,450,000	USD	(71,732)	1/8/14	709
DB	CLP	49,800,000	USD	(101,137)	1/10/14	603
DB	CLP	35,800,000	USD	(72,706)	1/20/14	345
DB	CLP	64,100,000	USD	(129,783)	2/12/14	656
DB	CLP	55,740,000	USD	(113,069)	2/14/14	331
DB	CLP	45,700,000	USD	(92,271)	2/16/14	681
DB	CLP	73,400,000	USD	(148,795)	2/18/14	462
DB	CLP	10,100,000	USD	(20,350)	2/21/14	180
DB	CLP	54,420,000	USD	(110,028)	2/25/14	542
DB	CLP	36,980,000	USD	(74,707)	2/26/14	420
DB	CLP	45,700,000	USD	(92,397)	2/27/14	432

LVIP Global Income Fund–7

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	EUR	(1,359,436)	HUF	429,279,300	3/5/14	$10,095
DB	EUR	(904,515)	PLN	3,846,000	8/19/13	7,835
DB	EUR	(358,142)	PLN	1,518,347	8/22/13	1,640
DB	EUR	(227,499)	PLN	989,851	9/6/13	8,416
DB	EUR	(317,245)	PLN	1,358,000	9/10/13	4,836
DB	EUR	(969,782)	PLN	4,140,000	9/12/13	11,188
DB	EUR	(498,237)	PLN	2,120,000	1/9/14	(1,704)
DB	EUR	(5,758,606)	SEK	49,676,617	7/31/13	218,422
DB	EUR	(2,494,764)	SEK	21,800,000	11/19/13	123,654
DB	EUR	(620,000)	USD	828,109	4/4/13	33,326
DB	EUR	(780,573)	USD	1,023,846	4/11/13	23,177
DB	EUR	(7,360,000)	USD	9,707,104	4/15/13	271,580
DB	EUR	(193,000)	USD	254,663	4/23/13	7,224
DB	EUR	(97,000)	USD	127,847	5/8/13	3,474
DB	EUR	(60,000)	USD	78,309	5/10/13	1,375
DB	EUR	(606,438)	USD	787,884	5/13/13	10,273
DB	EUR	(124,000)	USD	159,011	5/20/13	3
DB	EUR	(181,000)	USD	230,793	5/21/13	8,749
DB	EUR	(311,000)	USD	393,648	5/29/13	(5,183)
DB	EUR	(80,070)	USD	99,601	6/5/13	(3,087)
DB	EUR	(207,300)	USD	259,456	6/7/13	(6,407)
DB	EUR	(476,300)	USD	604,186	6/11/13	(6,691)
DB	EUR	(6,318,000)	USD	7,949,679	6/13/13	(153,592)
DB	EUR	(196,000)	USD	241,561	7/22/13	(9,906)
DB	EUR	(268,384)	USD	330,338	7/23/13	(14,001)
DB	EUR	(39,900)	USD	48,678	7/25/13	(2,515)
DB	EUR	(9,978)	USD	12,177	7/29/13	(625)
DB	EUR	(1,774,000)	USD	2,205,437	7/31/13	(70,787)
DB	EUR	(396,000)	USD	490,395	8/20/13	(17,804)
DB	EUR	(99,312)	USD	124,821	8/28/13	(2,638)
DB	EUR	(51,000)	USD	64,349	9/4/13	(1,109)
DB	EUR	(476,300)	USD	611,759	9/11/13	387
DB	EUR	(6,010,000)	USD	7,994,742	9/23/13	279,555
DB	EUR	(376,000)	USD	487,111	9/26/13	4,416
DB	EUR	(1,580,000)	USD	2,087,148	9/27/13	58,777
DB	EUR	(775,000)	USD	1,009,592	10/29/13	14,307
DB	EUR	(416,044)	USD	538,454	10/31/13	4,142
DB	EUR	(24,586)	USD	32,084	11/4/13	508
DB	EUR	(187,000)	USD	243,479	11/5/13	3,308
DB	EUR	(143,000)	USD	183,755	11/8/13	88
DB	EUR	(81,717)	USD	104,321	11/15/13	(642)
DB	EUR	(22,847)	USD	29,352	11/19/13	4
DB	EUR	(388,000)	USD	496,795	11/20/13	(1,612)
DB	EUR	(564,000)	USD	733,453	11/29/13	8,891
DB	EUR	(400,000)	USD	521,582	12/3/13	7,685
DB	EUR	(5,337,821)	USD	7,001,352	12/17/13	142,549
DB	EUR	(1,267,675)	USD	1,665,978	1/7/14	36,703
DB	EUR	(1,898,000)	USD	2,546,983	2/11/14	106,627
DB	EUR	(14,360,000)	USD	18,894,170	2/18/14	429,334
DB	EUR	(3,999,148)	USD	5,261,878	2/19/14	119,508
DB	EUR	(2,770,000)	USD	3,625,653	2/25/14	63,563
DB	EUR	(471,000)	USD	622,906	2/27/14	17,209
DB	EUR	(2,121,000)	USD	2,763,450	3/1/14	35,822
DB	EUR	(269,000)	USD	349,498	3/15/14	3,507
DB	EUR	(77,628)	USD	100,095	3/17/14	247

LVIP Global Income Fund–8

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	EUR	(253,178)	USD	325,371	3/20/14	$(287)
DB	INR	7,442,000	USD	(136,497)	4/29/13	(342)
DB	INR	15,716,000	USD	(288,517)	4/30/13	(1,044)
DB	INR	71,318,400	USD	(1,299,805)	5/20/13	(733)
DB	INR	3,790,000	USD	(68,464)	5/28/13	455
DB	INR	2,680,000	USD	(47,804)	6/6/13	842
DB	INR	198,968,000	USD	(3,614,708)	6/28/13	(18,911)
DB	JPY	(24,447,000)	USD	309,064	5/13/13	49,267
DB	JPY	(13,360,000)	USD	171,211	8/12/13	29,125
DB	JPY	(25,363,000)	USD	323,937	8/19/13	54,177
DB	JPY	(11,260,000)	USD	142,540	8/23/13	22,774
DB	JPY	(23,347,000)	USD	298,463	8/27/13	50,126
DB	JPY	(338,543,000)	USD	4,275,720	11/13/13	671,054
DB	JPY	(29,985,000)	USD	369,972	11/19/13	50,676
DB	JPY	(15,400,000)	USD	173,571	1/5/14	9,470
DB	JPY	(28,991,000)	USD	334,850	1/7/14	25,914
DB	JPY	(41,390,576)	USD	462,206	1/28/14	21,000
DB	JPY	(54,738,000)	USD	598,004	2/15/14	14,364
DB	JPY	(129,367,000)	USD	1,370,224	3/7/14	(9,550)
DB	KRW	1,022,000,000	USD	(868,346)	6/27/13	45,146
DB	MXN	17,699,475	USD	(1,227,000)	6/14/13	195,536
DB	MXN	75,560,000	USD	(5,683,980)	10/11/13	323,757
DB	MYR	2,161,515	USD	(688,008)	9/18/13	1,624
DB	MYR	239,500	USD	(76,299)	9/26/13	76
DB	MYR	370,000	USD	(119,335)	10/23/13	(1,507)
DB	MYR	436,240	USD	(140,000)	11/19/13	(1,269)
DB	MYR	294,200	USD	(95,108)	1/8/14	(1,788)
DB	MYR	173,500	USD	(54,666)	3/15/14	183
DB	PHP	3,879,000	USD	(93,337)	4/5/13	1,635
DB	PHP	6,370,000	USD	(153,527)	4/10/13	2,450
DB	PHP	5,895,000	USD	(141,021)	9/24/13	3,562
DB	PHP	6,490,000	USD	(155,263)	10/4/13	3,885
DB	PHP	1,518,000	USD	(36,473)	10/16/13	742
DB	PLN	4,423,065	USD	(1,282,047)	7/31/13	63,574
DB	SGD	1,296,568	USD	(1,020,357)	5/29/13	24,967
DB	SGD	788,000	USD	(631,106)	6/21/13	4,231
DB	SGD	484,000	USD	(391,395)	8/7/13	(1,098)
DB	SGD	963,000	USD	(778,622)	8/12/13	(2,045)
DB	SGD	592,000	USD	(479,468)	8/19/13	(2,059)
DB	SGD	800,000	USD	(643,258)	8/26/13	1,906
DB	SGD	499,000	USD	(402,062)	8/27/13	360
DB	SGD	249,500	USD	(199,647)	8/30/13	1,566
DB	SGD	731,900	USD	(586,364)	9/19/13	3,932
DB	SGD	1,680,992	USD	(1,375,719)	11/19/13	(19,671)
DB	SGD	249,500	USD	(201,583)	2/16/14	(251)
GSC	EUR	(203,000)	USD	252,095	8/12/13	(8,402)
GSC	JPY	(163,890,000)	USD	1,768,027	2/5/14	20,822
GSC	JPY	(52,074,000)	USD	561,021	2/12/14	5,811
GSC	JPY	(5,937,630)	USD	63,790	2/18/14	478
HSBC	EUR	(461,000)	USD	607,321	4/10/13	16,338
HSBC	EUR	(799,545)	USD	1,057,818	4/16/13	32,794
HSBC	EUR	(1,630,646)	USD	2,092,526	5/24/13	1,438
HSBC	EUR	(1,775,000)	USD	2,196,296	8/2/13	(81,252)
HSBC	EUR	(520,000)	USD	668,969	9/30/13	1,382
HSBC	EUR	(94,000)	USD	122,670	2/27/14	1,788

LVIP Global Income Fund–9

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC	INR	7,616,000	USD	(139,611)	4/29/13	$(272)
HSBC	INR	11,346,000	USD	(208,235)	4/30/13	(697)
HSBC	INR	15,600,000	USD	(290,297)	5/6/13	(5,306)
HSBC	INR	6,800,000	USD	(125,659)	5/7/13	(1,458)
HSBC	INR	11,200,000	USD	(207,848)	5/8/13	(3,324)
HSBC	INR	90,817,000	USD	(1,621,587)	5/10/13	36,126
HSBC	INR	40,597,250	USD	(733,504)	5/28/13	4,747
HSBC	JPY	(51,004,000)	USD	646,438	8/20/13	103,955
HSBC	JPY	(22,597,000)	USD	286,190	8/23/13	45,839
HSBC	JPY	(39,672,000)	USD	507,314	8/27/13	85,331
HSBC	JPY	(19,870,000)	USD	212,854	11/12/13	1,290
HSBC	JPY	(7,824,000)	USD	96,868	11/20/13	13,553
HSBC	JPY	(50,970,000)	USD	580,523	1/15/14	37,310
HSBC	JPY	(53,562,442)	USD	598,463	1/28/14	27,510
HSBC	JPY	(246,670,000)	USD	2,652,023	2/12/14	22,040
HSBC	JPY	(53,500,000)	USD	587,589	2/18/14	17,124
HSBC	JPY	(36,590,000)	USD	391,546	2/24/14	1,356
HSBC	KRW	1,025,000,000	USD	(902,447)	9/26/13	10,510
HSBC	MXN	40,878,200	USD	(2,954,481)	9/4/13	306,667
HSBC	MXN	29,567,420	USD	(2,250,698)	2/27/14	71,041
HSBC	MYR	2,768,508	USD	(882,618)	9/17/13	732
HSBC	MYR	249,000	USD	(79,871)	9/26/13	(466)
HSBC	MYR	517,000	USD	(167,846)	10/22/13	(3,197)
HSBC	MYR	9,578,989	USD	(3,089,000)	10/24/13	(38,690)
HSBC	MYR	261,000	USD	(83,621)	11/20/13	(623)
HSBC	MYR	950,481	USD	(299,600)	2/6/14	1,447
HSBC	MYR	6,530,156	USD	(2,060,766)	2/28/14	5,219
HSBC	MYR	165,000	USD	(51,961)	3/15/14	200
HSBC	PHP	3,180,000	USD	(76,550)	4/11/13	1,317
HSBC	PHP	2,531,000	USD	(61,020)	4/15/13	961
HSBC	PHP	12,500,000	USD	(298,059)	9/30/13	8,490
HSBC	PHP	10,000,000	USD	(239,744)	10/3/13	5,480
HSBC	PHP	5,206,000	USD	(124,802)	10/4/13	2,860
HSBC	PHP	7,762,000	USD	(186,635)	10/7/13	3,694
HSBC	PHP	4,477,000	USD	(107,721)	10/11/13	2,050
HSBC	SGD	630,000	USD	(504,484)	6/21/13	3,464
HSBC	SGD	296,000	USD	(237,733)	8/15/13	967
HSBC	SGD	296,000	USD	(237,751)	8/19/13	954
HSBC	SGD	484,000	USD	(391,237)	2/7/14	(690)
HSBC	SGD	834,400	USD	(669,018)	3/1/14	4,323
HSBC	SGD	837,000	USD	(670,914)	3/6/14	4,536
JPMC	CLP	600,075,000	USD	(1,198,951)	5/9/13	65,978
JPMC	CLP	3,644,767,200	USD	(7,332,061)	9/12/13	223,269
JPMC	CLP	61,100,000	USD	(124,186)	2/5/14	252
JPMC	CLP	103,600,000	USD	(210,163)	2/24/14	355
JPMC	CLP	66,100,000	USD	(133,629)	2/28/14	624
JPMC	CLP	61,600,000	USD	(124,570)	3/7/14	439
JPMC	EUR	(679,716)	HUF	211,290,000	9/23/13	1,725
JPMC	EUR	(543,774)	HUF	169,141,000	9/25/13	1,712
JPMC	EUR	(407,830)	HUF	128,656,760	3/6/14	2,470
JPMC	EUR	(679,717)	HUF	215,246,000	3/7/14	7,404
JPMC	EUR	(679,718)	HUF	214,091,000	3/8/14	2,608
JPMC	EUR	(566,000)	USD	743,129	4/12/13	17,531
JPMC	EUR	(108,077)	USD	143,029	4/23/13	4,467
JPMC	EUR	(292,994)	USD	375,848	5/23/13	125

LVIP Global Income Fund–10

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	EUR	(1,774,000)	USD	2,202,598	7/31/13	$(73,626)
JPMC	EUR	(784,000)	USD	974,488	8/20/13	(31,645)
JPMC	EUR	(51,000)	USD	65,790	9/13/13	326
JPMC	EUR	(110,916)	USD	142,025	11/12/13	(439)
JPMC	EUR	(81,085)	USD	103,514	11/20/13	(643)
JPMC	EUR	(395,000)	USD	515,599	12/13/13	8,069
JPMC	EUR	(214,000)	USD	286,006	2/5/14	10,874
JPMC	EUR	(115,000)	USD	153,939	2/21/14	6,061
JPMC	INR	998,000	USD	(17,952)	4/22/13	333
JPMC	INR	5,400,000	USD	(100,515)	5/6/13	(1,864)
JPMC	INR	47,060,000	USD	(856,188)	5/31/13	(930)
JPMC	JPY	(11,418,000)	USD	144,655	8/20/13	23,212
JPMC	JPY	(22,716,000)	USD	288,164	8/26/13	46,541
JPMC	JPY	(27,309,000)	USD	349,320	8/27/13	58,840
JPMC	JPY	(11,285,000)	USD	144,138	8/30/13	24,099
JPMC	JPY	(24,468,902)	USD	290,854	9/27/13	30,501
JPMC	JPY	(5,819,000)	USD	75,139	9/30/13	13,222
JPMC	JPY	(274,457,000)	USD	3,481,616	11/13/13	559,311
JPMC	JPY	(14,973,000)	USD	185,533	11/20/13	26,090
JPMC	JPY	(246,545,000)	USD	2,652,073	2/12/14	23,423
JPMC	JPY	(163,630,000)	USD	1,768,074	2/13/14	23,434
JPMC	JPY	(228,340,000)	USD	2,476,011	2/18/14	41,245
JPMC	JPY	(36,600,000)	USD	394,811	2/25/14	4,509
JPMC	MYR	304,000	USD	(97,859)	10/18/13	(1,024)
JPMC	MYR	9,226,676	USD	(2,980,000)	10/25/13	(42,031)
JPMC	MYR	393,000	USD	(126,925)	10/31/13	(1,824)
JPMC	MYR	70,000	USD	(22,812)	1/6/14	(606)
JPMC	MYR	419,000	USD	(134,900)	1/30/14	(2,142)
JPMC	MYR	1,287,000	USD	(408,766)	2/4/14	(1,091)
JPMC	MYR	1,654,020	USD	(522,283)	3/1/14	982
JPMC	PHP	2,050,000	USD	(49,402)	4/10/13	794
JPMC	PHP	3,704,000	USD	(88,997)	4/12/13	1,703
JPMC	PHP	2,543,000	USD	(61,216)	10/11/13	1,135
JPMC	SGD	530,000	USD	(424,312)	4/19/13	2,939
JPMC	SGD	518,000	USD	(423,479)	9/19/13	(5,698)
JPMC	SGD	1,681,806	USD	(1,380,000)	10/24/13	(23,415)
JPMC	SGD	1,683,048	USD	(1,380,000)	10/25/13	(22,408)
MNB	AUD	(22,289,500)	USD	22,982,798	4/30/13	(165,560)
MNB	EUR	(233,016)	USD	303,216	3/5/14	3,542
MNB	JPY	(24,520,467)	USD	256,128	3/5/14	(5,388)
MSC	CLP	64,400,000	USD	(125,990)	5/13/13	9,685
MSC	CLP	113,510,000	USD	(235,424)	8/1/13	1,143
MSC	CLP	56,740,000	USD	(117,122)	8/22/13	812
MSC	CLP	509,384,400	USD	(1,006,907)	11/15/13	40,782
MSC	CLP	126,200,000	USD	(256,425)	1/13/14	1,306
MSC	CLP	149,750,000	USD	(302,922)	2/14/14	1,737
MSC	CLP	73,630,000	USD	(148,943)	2/24/14	676
MSC	CLP	81,300,000	USD	(164,358)	2/26/14	806
MSC	CLP	42,500,000	USD	(85,858)	2/27/14	472
MSC	EUR	(1,868,339)	NOK	14,375,000	5/29/13	59,070
MSC	EUR	(295,045)	PLN	1,328,000	5/24/13	27,504
MSC	EUR	(60,000)	USD	79,202	5/7/13	2,270
MSC	EUR	(788,000)	USD	965,670	7/16/13	(45,278)
MSC	EUR	(1,139,000)	USD	1,403,789	7/22/13	(57,547)
MSC	EUR	(196,000)	USD	249,757	8/15/13	(1,764)

LVIP Global Income Fund–11

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MSC	EUR	(390,000)	USD	502,417	9/30/13	$1,727
MSC	EUR	(196,000)	USD	250,061	11/15/13	(1,697)
MSC	EUR	(267,000)	USD	348,902	2/27/14	5,545
MSC	JPY	(328,879,680)	USD	4,088,865	4/16/13	594,545
MSC	JPY	(12,000,000)	USD	154,309	8/6/13	26,693
MSC	JPY	(9,000,000)	USD	113,772	11/15/13	17,942
MSC	JPY	(256,633,500)	USD	3,086,132	12/17/13	352,229
MSC	JPY	(48,880,000)	USD	510,949	3/6/14	(10,376)
UBS	EUR	(415,805)	NOK	3,078,000	5/23/13	(7,406)
UBS	EUR	(122,633)	NOK	910,000	6/3/13	(1,887)
UBS	EUR	(230,970)	NOK	1,722,000	11/8/13	(4,284)
UBS	EUR	(230,000)	USD	301,546	4/11/13	6,694
UBS	EUR	(3,415,000)	USD	4,457,343	5/10/13	78,529
UBS	EUR	(1,130,000)	USD	1,415,664	6/28/13	(33,813)
UBS	EUR	(730,000)	USD	894,542	7/16/13	(41,997)
UBS	EUR	(730,000)	USD	897,973	7/18/13	(38,582)
UBS	EUR	(1,774,000)	USD	2,183,439	8/1/13	(92,805)
UBS	EUR	(324,000)	USD	400,998	8/22/13	(14,808)
UBS	EUR	(251,705)	USD	325,655	9/17/13	2,553
UBS	EUR	(170,000)	USD	220,172	10/7/13	1,905
UBS	EUR	(275,000)	USD	359,370	10/9/13	6,283
UBS	EUR	(270,000)	USD	350,419	10/11/13	3,745
UBS	EUR	(1,929,000)	USD	2,514,547	10/29/13	37,250
UBS	EUR	(107,800)	USD	141,519	12/9/13	3,015
UBS	EUR	(658,000)	USD	861,802	1/13/14	16,053
UBS	EUR	(34,000)	USD	46,033	2/10/14	2,318
UBS	JPY	(18,274,000)	USD	231,089	5/13/13	36,892
UBS	JPY	(22,978,000)	USD	291,839	8/20/13	47,443
UBS	JPY	(31,894,000)	USD	404,284	8/26/13	65,037
UBS	JPY	(5,370,800)	USD	67,864	11/15/13	10,677
UBS	JPY	(11,961,000)	USD	148,127	11/20/13	20,758
UBS	JPY	(63,360,000)	USD	713,907	1/5/14	38,746
UBS	JPY	(46,050,000)	USD	526,609	1/14/14	35,837
UBS	JPY	(43,530,000)	USD	493,425	1/27/14	29,421
UBS	JPY	(59,700,000)	USD	649,407	2/20/14	12,813

						$11,576,676

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Global Income Fund–12

LVIP Global Income Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AUD–Australian Dollar

BCLY–Barclays Bank

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CLP–Chilean Peso

CSFB–Credit Suisse First Boston

DB–Deutsche Bank

EUR–European Monetary Unit

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesia Rupiah

ILS–Israeli Shekel

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NOK–Norwegian Krone

O.A.T.–Obligations Assimilables du Tresor

PEN–Peruvian Sol

PHP–Philippine Peso

PLN–Polish Zloty

SEK–Swedish Krona

SGD–Singapore Dollar

UBS–Union Bank of Switzerland

USD–United States Dollar

Yr–Year

LVIP Global Income Fund–13

LVIP Global Income Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)-LVIP Global Income Fund (Fund).

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (2009–2012), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Global Income Fund–14

LVIP Global Income Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$989,387,329

Aggregate unrealized appreciation	$37,110,578
Aggregate unrealized depreciation	(33,836,435)

Net unrealized appreciation	$3,274,143

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Corporate Debt	$—	$50,281,920	$50,281,920
Foreign Debt	—	866,145,137	866,145,137
Money Market Mutual Fund	50,449,518	—	50,449,518
Short-Term Investment	—	25,784,897	25,784,897

Total	$50,449,518	$942,211,954	$992,661,472

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts	$—	$11,576,676	$11,576,676

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also

LVIP Global Income Fund–15

LVIP Global Income Fund

Notes (continued)

3. Derivatives (continued)

limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. As of March 31, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Global Income Fund–16

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.47%
Aerospace & Defense–4.86%
Precision Castparts	45,900	$8,703,558
United Technologies	95,500	8,922,565

		17,626,123

Beverages–0.97%
†Monster Beverage	73,900	3,527,986

		3,527,986

Biotechnology–4.58%
†Biogen Idec	34,200	6,597,522
†Gilead Sciences	205,200	10,040,436

		16,637,958

Chemicals–1.48%
Sherwin-Williams	31,700	5,353,813

		5,353,813

Communications Equipment–3.14%
QUALCOMM	170,300	11,401,585

		11,401,585

Computers & Peripherals–5.93%
Apple	35,600	15,757,628
†NetApp	168,600	5,759,376

		21,517,004

Consumer Finance–0.86%
Discover Financial Services	69,700	3,125,348

		3,125,348

Diversified Financial Services–1.15%
†IntercontinentalExchange	25,700	4,190,899

		4,190,899

Energy Equipment & Services–3.37%
†FMC Technologies	131,400	7,146,846
Schlumberger	67,800	5,077,542

		12,224,388

Health Care Equipment & Supplies–2.37%
Cooper	42,400	4,574,112
†Intuitive Surgical	8,200	4,027,758

		8,601,870

Health Care Providers & Services–4.23%
Cardinal Health	183,300	7,628,946
UnitedHealth Group	135,100	7,729,071

		15,358,017

Hotels, Restaurants & Leisure–2.05%
Las Vegas Sands	132,100	7,443,835

		7,443,835

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.79%
†Mohawk Industries	25,200	$2,850,624

		2,850,624

Industrial Conglomerates–1.90%
Danaher	110,800	6,886,220

		6,886,220

Insurance–1.00%
Progressive	143,400	3,623,718

		3,623,718

Internet & Catalog Retail–5.09%
†Amazon.com	36,300	9,673,587
†priceline.com	12,800	8,805,504

		18,479,091

Internet Software & Services–8.23%
†eBay	183,100	9,927,682
†Facebook Class A	279,600	7,152,168
†Google Class A	16,100	12,783,883

		29,863,733

IT Services–7.90%
MasterCard Class A	14,600	7,900,498
†Teradata	115,500	6,757,905
Visa Class A	82,400	13,994,816

		28,653,219

Life Sciences Tools & Services–1.26%
Agilent Technologies	108,600	4,557,942

		4,557,942

Machinery–1.36%
Cummins	42,700	4,945,087

		4,945,087

Media–2.35%
Comcast Class A	52,700	2,213,927
†Liberty Global Class A	48,500	3,559,900
Time Warner Cable	28,600	2,747,316

		8,521,143

Multiline Retail–2.64%
†Dollar General	189,600	9,589,968

		9,589,968

Oil, Gas & Consumable Fuels–3.13%
Cabot Oil & Gas	66,100	4,469,021
†Concho Resources	52,200	5,085,846
EOG Resources	14,000	1,792,980

		11,347,847

Personal Products–1.79%
Estee Lauder Class A	101,600	6,505,448

		6,505,448

LVIP UBS Large Cap Growth RPM Fund–1

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–2.95%
Allergan	77,800	$8,684,814
†Zoetis	60,100	2,007,340

		10,692,154

Professional Services–0.97%
†IHS Class A	33,700	3,529,064

		3,529,064

Road & Rail–1.91%
Union Pacific	48,800	6,949,608

		6,949,608

Software–5.88%
†Informatica	84,300	2,905,821
†salesforce.com	37,800	6,759,774
†ServiceNow	99,900	3,616,380
†VMware Class A	102,200	8,061,536

		21,343,511

Textiles, Apparel & Luxury Goods–7.75%
†lululemon athletica	93,900	5,854,665
†Michael Kors Holdings	143,000	8,120,970
NIKE Class B	130,500	7,700,805
Ralph Lauren	38,200	6,467,642

		28,144,082

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–1.58%
†Crown Castle International	82,200	$5,724,408

		5,724,408

Total Common Stock (Cost $291,414,182)		339,215,693

EXCHANGE-TRADED FUND–1.08%
iShares Russell 1000 Growth Index Fund	55,200	3,936,864

Total Exchange-Traded Fund (Cost $3,825,285)		3,936,864

MONEY MARKET MUTUAL FUND–4.62%
Dreyfus Treasury & Agency Cash Management Fund	16,765,272	16,765,272

Total Money Market Mutual Fund (Cost $16,765,272)		16,765,272

TOTAL VALUE OF SECURITIES–99.17% (Cost $312,004,739)	359,917,829
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.83%	3,005,800

NET ASSETS APPLICABLE TO 14,712,147 SHARES OUTSTANDING–100.00%	$362,923,629

†	Non-income producing for the period.
«	Includes $2,950,500 cash collateral for futures contracts as of March 31, 2013.

LVIP UBS Large Cap Growth RPM Fund–2

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(843) E-mini S&P 500 Index	$(64,816,373)	$(65,867,805)	6/22/13	$(1,051,432)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP UBS Large Cap Growth RPM Fund–3

LVIP UBS Large Cap Growth RPM Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP UBS Large Cap Growth RPM Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP UBS Large Cap Growth RPM Fund–4

LVIP UBS Large Cap Growth RPM Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$312,502,344

Aggregate unrealized appreciation	$51,299,496
Aggregate unrealized depreciation	(3,884,011)

Net unrealized appreciation	$47,415,485

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $21,546,610 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Common Stock.	$339,215,693
Exchange-Traded Fund	3,936,864
Money Market Mutual Fund	16,765,272

Total	$359,917,829

Futures Contracts	$(1,051,432)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or

LVIP UBS Large Cap Growth RPM Fund–5

LVIP UBS Large Cap Growth RPM Fund

Notes (continued)

3. Derivatives (continued)

loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2013.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP UBS Large Cap Growth RPM Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITY–0.43%
#•Banc of America Large Loan Series 2010-HLTN HLTN 144A 2.503% 11/15/15	1,674,137	$1,683,289

Total Commercial Mortgage-Backed Security (Cost $1,605,468)		1,683,289

CORPORATE BONDS–88.28%
Aerospace & Defense–0.86%
BE Aerospace 5.25% 4/1/22	856,000	887,030
#Bombardier 144A
6.125% 1/15/23	150,000	156,375
#DigitalGlobe 144A 5.25% 2/1/21	341,000	340,148
Esterline Technologies
7.00% 8/1/20	850,000	942,438
#GenCorp 144A 7.125% 3/15/21	153,000	162,180
TransDigm 7.75% 12/15/18	600,000	661,500
Triumph Group
#144A 4.875% 4/1/21	200,000	202,500
8.625% 7/15/18	35,000	39,069

		3,391,240

Airlines–1.14%
Continental Airlines Pass Through Trust
¿Series 2003-ERJ1 7.875% 7/2/18	580,916	615,770
¿Series 2004-ERJ1 9.558% 9/1/19	524,562	577,018
¿Series 2005-ERJ1 9.798% 4/1/21	676,718	764,691
Delta Air Lines Pass Through Trust
¿Series 2012-1 Class A 4.75% 5/7/20	160,000	173,200
#¿Series 2012-1 Class B 144A 6.875% 5/7/19	225,000	237,938
Northwest Airlines Pass Through Trust
¿Series 2007-1 Class A 7.027% 11/1/19	855,101	966,264
¿Series 2007-1 Class B 8.028% 11/1/17	98,361	104,046
¿UAL Pass Through Trust Series 2007-1 6.636% 7/2/22	368,776	400,583
•¿United Airlines Pass Through Trust Series 2007-1 Class C 2.758% 7/2/14	655,635	649,079

		4,488,589

Auto Components–0.63%
Dana Holding 6.75% 2/15/21	18,000	19,800
Goodyear Tire & Rubber
7.00% 5/15/22	1,738,000	1,840,108
#Poindexter (J.B.) 144A
9.00% 4/1/22	609,000	639,450

		2,499,358

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Automobiles–0.44%
Chrysler Group
8.00% 6/15/19	400,000	$440,500
8.25% 6/15/21	1,000,000	1,121,250
#Jaguar Land Rover Automotive
144A 5.625% 2/1/23	150,000	156,563

		1,718,313

Beverages–0.09%
Constellation Brands
6.00% 5/1/22	5,000	5,488
7.25% 5/15/17	150,000	173,344
#Pernod-Ricard 144A
5.75% 4/7/21	150,000	178,546

		357,378

Building Products–0.73%
Building Materials Corporation of America
#144A 6.75% 5/1/21	550,000	602,250
#144A 7.50% 3/15/20	150,000	164,625
#Calcipar 144A 6.875% 5/1/18	200,000	214,000
Griffon 7.125% 4/1/18	650,000	705,250
Masco
5.95% 3/15/22	156,000	175,783
7.125% 3/15/20	20,000	23,381
#Masonite International 144A
8.25% 4/15/21	305,000	340,075
Nortek 8.50% 4/15/21	329,000	366,835
#Roofing Supply Group 144A
10.00% 6/1/20	260,000	295,100

		2,887,299

Capital Markets–0.21%
E Trade Financial
6.00% 11/15/17	105,000	110,381
6.375% 11/15/19	240,000	255,000
#Neuberger Berman Group 144A
5.625% 3/15/20	225,000	236,813
Oppenheimer Holdings
8.75% 4/15/18	220,000	237,600

		839,794

Chemicals–2.17%
Ashland
#144A 3.00% 3/15/16	344,000	350,880
#144A 3.875% 4/15/18	423,000	429,874
#144A 4.75% 8/15/22	262,000	267,240
#Basell Finance 144A
8.10% 3/15/27	435,000	587,250
Celanese US Holdings
4.625% 11/15/22	225,000	226,688
6.625% 10/15/18	435,000	472,519
Chemtura 7.875% 9/1/18	540,000	585,900

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Cornerstone Chemical
9.375% 3/15/18	122,000	$125,050
LyondellBasell Industries
5.00% 4/15/19	430,000	488,050
5.75% 4/15/24	200,000	235,500
6.00% 11/15/21	780,000	928,200
Olin 5.50% 8/15/22	260,000	270,075
OMNOVA Solutions
7.875% 11/1/18	355,000	379,850
#PetroLogistics 144A
6.25% 4/1/20	250,000	252,813
PolyOne
#144A 5.25% 3/15/23	560,000	567,000
7.375% 9/15/20	648,000	719,280
Rain CII Carbon
#144A 8.00% 12/1/18	330,000	350,625
#144A 8.25% 1/15/21	400,000	434,000
#Tronox Finance 144A
6.375% 8/15/20	690,000	671,888
#US Coatings Acquisition 144A
7.375% 5/1/21	184,000	194,350

		8,537,032

Commercial Banks–2.57%
AmSouth Bancorp
6.75% 11/1/25	425,000	461,401
•BAC Capital Trust XIV
4.00% 12/31/49	296,000	259,740
Barclays Bank
#144A 6.05% 12/4/17	255,000	285,396
7.625% 11/21/22	220,000	217,525
#144A 10.179% 6/12/21	230,000	309,314
CIT Group
4.25% 8/15/17	338,000	354,900
5.00% 5/15/17	749,000	807,048
5.00% 8/15/22	1,235,000	1,324,846
5.375% 5/15/20	858,000	945,945
#144A 6.625% 4/1/18	731,000	836,995
Regions Bank 7.50% 5/15/18	310,000	381,300
Royal Bank of Scotland Group
6.125% 12/15/22	835,000	866,796
•7.648% 8/29/49	155,000	162,750
•9.50% 3/16/22	697,000	805,290
•Wachovia Capital Trust III
5.57% 3/29/49	1,865,000	1,873,859
•Wells Fargo 7.98% 3/29/49	205,000	236,903

		10,130,008

Commercial Services & Supplies–2.59%
Casella Waste Systems
7.75% 2/15/19	275,000	263,313
Cenveo 8.875% 2/1/18	850,000	854,250

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
#Clean Harbors 144A
5.125% 6/1/21	150,000	$154,313
Covanta Holding
6.375% 10/1/22	144,000	157,451
Deluxe 7.00% 3/15/19	485,000	528,650
Donnelley (R.R.)
7.625% 6/15/20	515,000	538,819
#Garda World Security 144A
9.75% 3/15/17	635,000	687,388
#Igloo Holdings PIK 144A
8.25% 12/15/17	208,000	214,371
International Lease Finance
5.875% 4/1/19	260,000	282,140
5.875% 8/15/22	120,000	129,572
6.25% 5/15/19	1,345,000	1,479,500
8.25% 12/15/20	631,000	774,553
8.625% 1/15/22	1,705,000	2,178,138
8.75% 3/15/17	323,000	381,544
Iron Mountain
5.75% 8/15/24	100,000	100,375
7.75% 10/1/19	346,000	386,223
8.375% 8/15/21	250,000	275,938
#Liberty Tire Recycling 144A
11.00% 10/1/16	125,000	124,375
#Speedy Cash Intermediate
Holdings 144A 10.75% 5/15/18 .	330,000	357,225
TransUnion Holding
9.625% 6/15/18	306,000	334,305

		10,202,443

Communications Equipment–0.74%
Alcatel-Lucent USA
6.45% 3/15/29	250,000	193,750
Avaya
#144A 7.00% 4/1/19	725,000	712,313
#144A 10.50% 3/1/21	406,000	388,745
#Brightstar 144A 9.50% 12/1/16	710,000	763,250
#Goodman Networks 144A
12.125% 7/1/18	465,000	518,475
Nokia
5.375% 5/15/19	187,000	179,053
6.625% 5/15/39	158,000	144,965

		2,900,551

Computers & Peripherals–0.25%
#NCR 144A 5.00% 7/15/22	91,000	91,683
Seagate HDD Cayman
6.875% 5/1/20	50,000	54,000
7.00% 11/1/21	278,000	303,020
7.75% 12/15/18	505,000	556,131

		1,004,834

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Construction & Engineering–0.37%
Dycom Investments
#144A 7.125% 1/15/21	144,000	$154,440
7.125% 1/15/21	100,000	107,500
MasTec 4.875% 3/15/23	187,000	185,598
#New Enterprise Stone & Lime
PIK 144A 13.00% 3/15/18	108,110	121,083
Tutor Perini 7.625% 11/1/18	855,000	902,025

		1,470,646

Construction Materials–1.59%
Cemex Espana Luxembourg
#144A 9.25% 5/12/20	375,000	418,125
#144A 9.875% 4/30/19	1,350,000	1,560,870
Cemex Finance
#144A 9.375% 10/12/22	600,000	700,500
#144A 9.50% 12/14/16	1,085,000	1,179,938
#Cemex SAB de CV 144A
9.00% 1/11/18	300,000	333,750
#Grupo Cementos de Chihuahua
144A 8.125% 2/8/20	350,000	377,125
Lafarge 7.125% 7/15/36	225,000	240,750
Vulcan Materials 7.50% 6/15/21	1,237,000	1,462,753

		6,273,811

Consumer Finance–2.23%
#ACE Cash Express 144A
11.00% 2/1/19	845,000	842,888
Ally Financial
4.625% 6/26/15	390,000	408,272
5.50% 2/15/17	260,000	282,482
6.25% 12/1/17	515,000	577,857
7.50% 9/15/20	365,000	446,669
8.00% 12/31/18	450,000	540,563
8.00% 3/15/20	810,000	1,008,450
8.00% 11/1/31	2,130,000	2,705,100
CNH Capital 3.875% 11/1/15	300,000	309,000
Ford Motor Credit
5.875% 8/2/21	1,250,000	1,432,313
8.125% 1/15/20	200,000	253,273

		8,806,867

Containers & Packaging–2.91%
Ardagh Packaging Finance
#144A 4.875% 11/15/22	400,000	396,000
#144A 7.00% 11/15/20	200,000	206,000
#144A 7.375% 10/15/17	400,000	440,000
#144A 9.125% 10/15/20	991,000	1,100,033
Ball
5.00% 3/15/22	135,000	141,075
5.75% 5/15/21	300,000	325,500
Berry Plastics
9.50% 5/15/18	205,000	229,856
9.75% 1/15/21	775,000	909,656

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
Cascades
7.75% 12/15/17	250,000	$266,875
7.875% 1/15/20	125,000	135,000
Crown Americas
#144A 4.50% 1/15/23	445,000	433,875
6.25% 2/1/21	250,000	274,375
Graphic Packaging International
4.75% 4/15/21	357,000	362,801
9.50% 6/15/17	154,000	164,010
Owens Illinois 7.80% 5/15/18	400,000	470,000
Reynolds Group Issuer
5.75% 10/15/20	885,000	903,806
6.875% 2/15/21	435,000	464,363
7.125% 4/15/19	500,000	539,375
7.875% 8/15/19	900,000	996,750
9.00% 4/15/19	925,000	982,813
9.875% 8/15/19	650,000	714,188
Sealed Air
#144A 5.25% 4/1/23	200,000	201,250
#144A 6.50% 12/1/20	230,000	253,000
#144A 8.375% 9/15/21	500,000	575,000

		11,485,601

Distributor–0.48%
HD Supply
#144A 7.50% 7/15/20	740,000	780,700
8.125% 4/15/19	382,000	433,570
10.50% 1/15/21	238,000	248,413
#VWR Funding 144A
7.25% 9/15/17	410,000	436,138

		1,898,821

Diversified Consumer Services–0.23%
#Coinstar 144A 6.00% 3/15/19	247,000	253,175
Service International
7.00% 5/15/19	230,000	250,700
8.00% 11/15/21	340,000	408,425

		912,300

Diversified Financial Services–2.17%
#Alphabet Holding PIK 144A
7.75% 11/1/17	61,000	63,745
#Ausdrill Finance 144A
6.875% 11/1/19	212,000	218,890
Bank of America
5.42% 3/15/17	300,000	332,750
5.875% 1/5/21	790,000	934,438
6.50% 8/1/16	225,000	259,326
•8.00% 12/30/49	2,069,000	2,335,812
#Cantor Commercial Real Estate
144A 7.75% 2/15/18	255,000	260,738

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#@Chukchansi Economic
Development Authority 144A
9.75% 5/30/20	236,584	$139,584
#CNG Holdings 144A
9.375% 5/15/20	883,000	870,859
#•ILFC E-Capital Trust I 144A
4.68% 12/21/65	2,595,000	2,296,575
#•ILFC E-Capital Trust II 144A
6.25% 12/21/65	566,000	536,285
SquareTwo Financial
11.625% 4/1/17	280,000	286,300

		8,535,302

Diversified Telecommunication Services–5.12%
Cincinnati Bell
8.25% 10/15/17	142,000	151,230
8.75% 3/15/18	100,000	99,750
#Clearwire Communications
144A 12.00% 12/1/15	1,062,000	1,147,624
Embarq 7.995% 6/1/36	395,000	416,943
Frontier Communications
7.125% 3/15/19	43,000	46,655
7.125% 1/15/23	418,000	424,793
8.50% 4/15/20	175,000	199,063
9.25% 7/1/21	766,000	882,815
#Inmarsat Finance 144A
7.375% 12/1/17	100,000	107,000
Intelsat Jackson Holdings
#144A 6.625% 12/15/22	385,000	409,063
7.25% 10/15/20	515,000	567,788
7.50% 4/1/21	1,550,000	1,732,125
Intelsat Luxembourg
#144A 6.75% 6/1/18	180,000	186,300
#144A 7.75% 6/1/21	1,085,000	1,106,700
#144A 8.125% 6/1/23	621,000	633,420
11.25% 2/4/17	837,500	892,984
Intelsat Luxembourg PIK
11.50% 2/4/17	2,330,141	2,475,775
Level 3 Communications
11.875% 2/1/19	1,250,000	1,471,875
Level 3 Financing
#144A 7.00% 6/1/20	100,000	105,125
8.125% 7/1/19	723,000	798,915
8.625% 7/15/20	817,000	914,019
9.375% 4/1/19	225,000	253,395
10.00% 2/1/18	85,000	94,350
#Lynx I 144A 5.375% 4/15/21	543,000	567,435
#Lynx II 144A 6.375% 4/15/23	200,000	210,500
Qwest Capital Funding
7.75% 2/15/31	495,000	499,998
Qwest Communications
International 7.125% 4/1/18	350,000	365,313

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telesat Canada
#144A 6.00% 5/15/17	335,000	$351,750
12.50% 11/1/17	236,000	253,110
#UPCB Finance III 144A
6.625% 7/1/20	265,000	286,200
#UPCB Finance V 144A
7.25% 11/15/21	450,000	499,500
#UPCB Finance VI 144A
6.875% 1/15/22	300,000	327,750
#Wind Acquisition Finance 144A
7.25% 2/15/18	600,000	627,750
Windstream
#144A 6.375% 8/1/23	204,000	203,490
7.00% 3/15/19	250,000	256,563
7.75% 10/15/20	75,000	81,750
7.75% 10/1/21	100,000	109,500
7.875% 11/1/17	250,000	286,875
8.125% 9/1/18	135,000	148,500

		20,193,691

Electrical Equipment–0.09%
#General Cable 144A
5.75% 10/1/22	150,000	153,750
#International Wire Group
Holdings 144A 8.50% 10/15/17	177,000	183,195

		336,945

Electronic Equipment, Instruments & Components–0.31%
Anixter
5.625% 5/1/19	140,000	149,450
10.00% 3/15/14	99,000	106,425
CDW 8.50% 4/1/19	309,000	346,466
Jabil Circuit 4.70% 9/15/22	337,000	337,421
#Viasystems 144A 7.875% 5/1/19 .	256,000	268,800

		1,208,562

Energy Equipment & Services–2.36%
Basic Energy Services
7.75% 2/15/19	325,000	333,938
7.75% 10/15/22	246,000	254,610
#•Bluewater Holding 144A
3.303% 7/17/14	1,100,000	1,075,250
Cie Generale de Geophysique - Veritas 9.50% 5/15/16	275,000	290,125
#Exterran Partners 144A
6.00% 4/1/21	170,000	169,788
#Helix Energy Solutions Group
144A 9.50% 1/15/16	65,000	66,909
Key Energy Services
6.75% 3/1/21	1,040,000	1,089,400
#Ocean Rig UDW 144A
9.50% 4/27/16	200,000	211,000

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Oil States International
#144A 5.125% 1/15/23	259,000	$259,648
6.50% 6/1/19	515,000	553,625
#Petroleum Geo-Services 144A
7.375% 12/15/18	600,000	660,000
PHI 8.625% 10/15/18	100,000	109,250
Pioneer Energy Services
9.875% 3/15/18	500,000	550,000
Precision Drilling
6.50% 12/15/21	360,000	386,100
6.625% 11/15/20	60,000	64,350
#Sea Trucks Group 144A
9.00% 3/26/18	400,000	404,000
#Seadrill 144A 5.625% 9/15/17	267,000	271,005
SESI 7.125% 12/15/21	500,000	561,875
#Trinidad Drilling 144A
7.875% 1/15/19	590,000	643,100
Unit 6.625% 5/15/21	1,290,000	1,357,725

		9,311,698

Food & Staples Retailing–1.63%
American Stores 7.10% 3/20/28	400,000	485,000
Ingles Markets 8.875% 5/15/17	180,000	189,000
New Albertsons
7.45% 8/1/29	540,000	435,375
8.00% 5/1/31	454,000	370,010
Rite Aid
7.50% 3/1/17	195,000	201,094
9.25% 3/15/20	225,000	255,094
9.50% 6/15/17	2,274,000	2,387,700
10.25% 10/15/19	500,000	578,750
SUPERVALU 8.00% 5/1/16	1,075,000	1,123,375
#Tops Holding 144A
8.875% 12/15/17	380,000	418,950

		6,444,348

Food Products–1.10%
#ARAMARK 144A 5.75% 3/15/20	225,000	231,188
#Bumble Bee Acquisition 144A
9.00% 12/15/17	370,000	408,850
Dean Foods
7.00% 6/1/16	115,000	127,938
9.75% 12/15/18	85,000	98,813
#ESAL 144A 6.25% 2/5/23	200,000	202,000
#Hawk Acquisition 144A
4.25% 10/15/20	1,312,000	1,315,280
JBS USA Finance
#144A 7.25% 6/1/21	105,000	110,513
#144A 8.25% 2/1/20	239,000	262,303
Michael Foods 9.75% 7/15/18	100,000	111,750
#Nufarm Australia 144A
6.375% 10/15/19	160,000	164,800

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food Products (continued)
Pilgrim’s Pride 7.875% 12/15/18	315,000	$342,169
#Simmons Foods 144A
10.50% 11/1/17	175,000	174,781
Smithfield Foods
6.625% 8/15/22	281,000	306,993
7.75% 7/1/17	305,000	354,944
#Wells Enterprises 144A
6.75% 2/1/20	114,000	120,555

		4,332,877

Gas Utilities–0.36%
AmeriGas Finance
6.75% 5/20/20	122,000	133,285
7.00% 5/20/22	157,000	171,523
AmeriGas Partners
6.25% 8/20/19	415,000	444,050
6.50% 5/20/21	27,000	28,890
Ferrellgas
6.50% 5/1/21	343,000	355,863
9.125% 10/1/17	82,000	88,355
Suburban Propane Partners
7.375% 8/1/21	92,000	101,890
7.50% 10/1/18	71,000	77,390

		1,401,246

Health Care Equipment & Supplies–0.39%
Biomet
#144A 6.50% 8/1/20	502,000	534,630
#144A 6.50% 10/1/20	275,000	284,109
#ConvaTec Healthcare 144A
10.50% 12/15/18	375,000	419,063
#Hologic 144A 6.25% 8/1/20	275,000	293,906

		1,531,708

Health Care Providers & Services–5.90%
#Acadia Healthcare 144A
6.125% 3/15/21	240,000	249,000
#Amsurg 144A 5.625% 11/30/20	715,000	756,113
Capella Healthcare
9.25% 7/1/17	109,000	118,538
Community Health Systems
5.125% 8/15/18	305,000	320,250
7.125% 7/15/20	440,000	477,950
8.00% 11/15/19	635,000	706,438
DaVita
6.375% 11/1/18	200,000	213,250
6.625% 11/1/20	450,000	489,656
Emergency Medical Services
8.125% 6/1/19	415,000	457,538
Fresenius Medical Care US Finance
#144A 5.75% 2/15/21	630,000	697,725
#144A 6.50% 9/15/18	225,000	257,625

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Fresenius Medical Care US Finance II
#144A 5.625% 7/31/19	176,000	$194,040
#144A 5.875% 1/31/22	588,000	659,295
HCA
4.75% 5/1/23	255,000	254,363
5.875% 3/15/22	1,395,000	1,506,600
5.875% 5/1/23	495,000	516,038
6.50% 2/15/20	1,400,000	1,582,875
7.25% 9/15/20	300,000	332,625
7.50% 2/15/22	1,615,000	1,861,288
8.00% 10/1/18	1,000,000	1,172,500
HCA Holdings 6.25% 2/15/21	470,000	502,313
Health Management Associates
6.125% 4/15/16	250,000	275,625
7.375% 1/15/20	430,000	474,075
IASIS Healthcare
8.375% 5/15/19	193,000	203,856
inVentiv Health
#144A 9.00% 1/15/18	325,000	342,063
#144A 10.75% 8/15/18	676,000	584,740
#144A 11.00% 8/15/18	149,000	128,885
#Milacron 144A 7.75% 2/15/21	462,000	479,903
#MultiPlan 144A 9.875% 9/1/18	1,340,000	1,495,775
#National Mentor Holdings 144A
12.50% 2/15/18	254,000	275,590
Omnicare 7.75% 6/1/20	550,000	611,875
Tenet Healthcare
#144A 4.50% 4/1/21	581,000	570,833
#144A 4.75% 6/1/20	485,000	488,638
6.25% 11/1/18	150,000	167,063
8.00% 8/1/20	609,000	673,706
Thermadyne Holdings
9.00% 12/15/17	510,000	558,450
United Surgical Partners
International 9.00% 4/1/20	505,000	574,438
Vanguard Health Holding II
7.75% 2/1/19	1,093,000	1,174,975
8.00% 2/1/18	806,000	861,413

		23,267,923

Health Care Technology–0.06%
#IMS Health 144A 6.00% 11/1/20	220,000	229,900

		229,900

Hotels, Restaurants & Leisure–3.76%
American Casino &
Entertainment Properties
11.00% 6/15/14	355,000	359,438
Ameristar Casinos
7.50% 4/15/21	345,000	379,931
Burger King 9.875% 10/15/18	475,000	548,031

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Operating
8.50% 2/15/20	470,000	$465,594
11.25% 6/1/17	1,000,000	1,068,750
#CCM Merger 144A
9.125% 5/1/19	135,000	139,050
Cedar Fair
#144A 5.25% 3/15/21	233,000	232,418
9.125% 8/1/18	175,000	196,875
CityCenter Holdings PIK
10.75% 1/15/17	497,634	552,374
#CKE Holdings PIK 144A
10.50% 3/14/16	39,728	42,112
CKE Restaurants
11.375% 7/15/18	386,000	449,690
DineEquity 9.50% 10/30/18	285,000	326,325
#Downstream Development
Authority of the Quapaw Tribe of Oklahoma 144A
10.50% 7/1/19	325,000	362,375
#Graton Economic Development
Authority 144A 9.625% 9/1/19	325,000	365,625
Isle of Capri Casinos
#144A 5.875% 3/15/21	131,000	131,328
7.75% 3/15/19	660,000	721,050
MGM Resorts International
#144A 6.75% 10/1/20	175,000	185,938
7.625% 1/15/17	1,003,000	1,118,345
7.75% 3/15/22	1,176,000	1,311,240
8.625% 2/1/19	210,000	245,700
10.00% 11/1/16	200,000	239,500
Pinnacle Entertainment
8.75% 5/15/20	205,000	226,269
#Rivers Pittsburgh Borrower
144A 9.50% 6/15/19	125,000	137,188
Royal Caribbean Cruises
5.25% 11/15/22	122,000	124,135
#Seneca Gaming 144A
8.25% 12/1/18	750,000	806,250
#Shearer’s Foods 144A
9.00% 11/1/19	142,000	156,200
#Shingle Springs Tribal Gaming
Authority 144A
9.375% 6/15/15	352,000	354,200
#Six Flags Entertainment 144A
5.25% 1/15/21	550,000	552,063
Speedway Motorsports
#144A 6.75% 2/1/19	660,000	707,850
6.75% 2/1/19	200,000	214,500
#Studio City Finance 144A
8.50% 12/1/20	500,000	551,250
#Sugarhouse HSP Gaming 144A
8.625% 4/15/16	149,000	160,175

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Vail Resorts 6.50% 5/1/19	190,000	$204,844
#Viking Cruises 144A
8.50% 10/15/22	305,000	337,025
#Wok Acquisition 144A
10.25% 6/30/20	245,000	263,375
Wynn Las Vegas
5.375% 3/15/22	300,000	316,125
7.75% 8/15/20	220,000	247,775

		14,800,913

Household Durables–1.76%
Armored Autogroup
9.25% 11/1/18	72,000	64,620
#Brookfield Residential
Properties 144A
6.50% 12/15/20	350,000	376,250
Horton (D.R.)
4.375% 9/15/22	201,000	198,488
6.50% 4/15/16	57,000	63,555
K Hovnanian Enterprises
#144A 7.25% 10/15/20	327,000	363,788
#144A 9.125% 11/15/20	63,000	70,481
11.875% 10/15/15	310,000	351,850
KB Home
7.50% 9/15/22	245,000	276,238
9.10% 9/15/17	75,000	88,500
Lennar
#144A 4.75% 11/15/22	100,000	98,250
6.95% 6/1/18	425,000	480,250
12.25% 6/1/17	150,000	199,875
M/I Homes 8.625% 11/15/18	672,000	749,280
MDC Holdings 6.00% 1/15/43	115,000	114,421
Meritage Homes
7.00% 4/1/22	266,000	297,588
7.15% 4/15/20	108,000	120,960
#RSI Home Products 144A
6.875% 3/1/18	259,000	264,180
#Serta Simmons Holdings 144A
8.125% 10/1/20	99,000	103,331
Spectrum Brands
6.75% 3/15/20	225,000	243,844
9.50% 6/15/18	400,000	455,000
#Spectrum Brands Escrow 144A
6.625% 11/15/22	333,000	362,138
Standard Pacific
8.375% 5/15/18	332,000	392,590
8.375% 1/15/21	300,000	356,625
10.75% 9/15/16	193,000	240,285
#Taylor Morrison Communities
144A 7.75% 4/15/20	160,000	172,401
Toll Brothers Finance
5.875% 2/15/22	297,000	332,654

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Durables (continued)
Toll Brothers Finance (continued)
6.75% 11/1/19	75,000	$87,875

		6,925,317

Independent Power Producers & Energy Traders–2.53%
Calpine
#144A 7.25% 10/15/17	676,000	719,940
#144A 7.50% 2/15/21	897,000	988,943
#144A 7.875% 1/15/23	1,380,000	1,538,700
‡Edison Mission Energy
7.00% 5/15/17	480,000	259,200
Energy Future Holdings
5.55% 11/15/14	92,000	81,075
Energy Future Intermediate Holding
#144A 6.875% 8/15/17	73,000	77,198
10.00% 12/1/20	2,796,000	3,183,845
#144A 11.75% 3/1/22	260,000	300,300
GenOn Energy 9.875% 10/15/20	664,000	763,600
NRG Energy
#144A 6.625% 3/15/23	939,000	1,000,035
7.625% 5/15/19	700,000	759,500
7.875% 5/15/21	267,000	298,373

		9,970,709

Insurance–2.00%
•American International Group
4.00% 5/15/58	1,740,000	2,351,175
#A-S Co-Issuer Subsidiary 144A
7.875% 12/15/20	140,000	144,550
#•Catlin Insurance 144A
7.249% 12/31/49	621,000	642,735
#Fidelity & Guaranty Life
Holdings 144A 6.375% 4/1/21	270,000	276,750
•Hartford Financial Services
Group 8.125% 6/15/38	300,000	357,375
#Hub International 144A
8.125% 10/15/18	261,000	276,008
Liberty Mutual Group
#144A 6.50% 5/1/42	74,000	84,613
#144A 7.80% 3/15/37	905,000	1,058,850
#•144A 10.75% 6/15/58	1,113,000	1,725,150
#Onex USI Aquisition 144A
7.75% 1/15/21	551,000	555,133
•Prudential Financial
5.625% 6/15/43	379,000	394,160

		7,866,499

Internet & Catalog Retail–0.07%
#Netflix 144A 5.375% 2/1/21	286,000	285,285

		285,285

Internet Software & Services–0.38%
#eAccess 144A 8.25% 4/1/18	450,000	500,625

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet Software & Services (continued)
Equinix
4.875% 4/1/20	187,000	$189,338
7.00% 7/15/21	205,000	228,319
8.125% 3/1/18	100,000	110,563
Zayo Group
8.125% 1/1/20	225,000	253,125
10.125% 7/1/20	180,000	212,850

		1,494,820

IT Services–2.81%
#Audatex North America 144A
6.75% 6/15/18	200,000	215,500
Cardtronics 8.25% 9/1/18	250,000	275,000
Ceridian
#144A 8.875% 7/15/19	125,000	146,094
#144A 11.00% 3/15/21	357,000	384,668
#CyrusOne 144A 6.375% 11/15/22.	294,000	309,435
Fidelity National Information Services
5.00% 3/15/22	133,000	141,811
7.875% 7/15/20	50,000	56,625
First Data
#144A 6.75% 11/1/20	825,000	864,188
#144A 8.25% 1/15/21	1,195,000	1,248,775
#144A 8.875% 8/15/20	500,000	561,250
9.875% 9/24/15	8,000	8,280
#144A 10.625% 6/15/21	280,000	284,550
#144A 11.25% 1/15/21	250,000	261,250
12.625% 1/15/21	788,000	857,935
#First Data PIK 144A
8.75% 1/15/22	493,589	524,438
Harland Clarke Holdings
•6.00% 5/15/15	965,000	931,225
#144A 9.75% 8/1/18	745,000	793,425
iGATE 9.00% 5/1/16	485,000	530,469
Lender Processing Services
5.75% 4/15/23	340,000	356,150
#Sabre 144A 8.50% 5/15/19	120,000	130,650
Sitel
#144A 11.00% 8/1/17	443,000	470,688
11.50% 4/1/18	638,000	421,080
SunGard Data Systems
#144A 6.625% 11/1/19	185,000	191,938
7.625% 11/15/20	496,000	540,020
Unisys 6.25% 8/15/17	325,000	353,438
#WEX 144A 4.75% 2/1/23	243,000	236,318

		11,095,200

Life Sciences Tools & Services–0.07%
#Catalent Pharma Solutions
144A 7.875% 10/15/18	269,000	274,044

		274,044

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery–0.71%
Actuant 5.625% 6/15/22	110,000	$114,675
#BC Mountain 144A 7.00% 2/1/21.	587,000	623,688
#Boart Longyear Management
144A 7.00% 4/1/21	110,000	114,125
#Cleaver-Brooks 144A
8.75% 12/15/19	95,000	102,719
Columbus McKinnon
7.875% 2/1/19	110,000	118,250
#Huber (J.M.) 144A
9.875% 11/1/19	170,000	193,375
#OSX 3 Leasing 144A
9.25% 3/20/15	100,000	99,750
#Titan International 144A
7.875% 10/1/17	165,000	178,406
#Trinseo Materials Operating
144A 8.75% 2/1/19	797,000	791,023
UCI International
8.625% 2/15/19	450,000	468,000

		2,804,011

Marine–0.58%
ACL I PIK 10.625% 2/15/16	843,375	886,598
#Martin Midstream Partners
144A 7.25% 2/15/21	281,000	284,513
#Navigator Holdings 144A
9.00% 12/18/17	200,000	203,003
Navios South American Logistics
9.25% 4/15/19	438,000	473,040
#144A 9.25% 4/15/19	218,000	235,440
#Neovia Logistics Intermediate
Holdings PIK 144A
10.00% 2/15/18	90,000	90,000
Ultrapetrol 9.00% 11/24/14	125,000	125,000

		2,297,594

Media–6.09%
Cablevision Systems
5.875% 9/15/22	596,000	592,275
7.75% 4/15/18	100,000	112,625
8.00% 4/15/20	780,000	881,400
CCO Holdings
5.125% 2/15/23	117,000	114,075
#144A 5.25% 3/15/21	630,000	629,213
6.50% 4/30/21	898,000	954,125
7.00% 1/15/19	227,000	245,728
7.375% 6/1/20	315,000	350,831
8.125% 4/30/20	535,000	600,538
#Cequel Communications
Holdings I 144A
8.625% 11/15/17	981,000	1,050,896
Cinemark USA
#144A 5.125% 12/15/22	260,000	262,600

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Cinemark USA (continued)
7.375% 6/15/21	215,000	$241,338
8.625% 6/15/19	120,000	133,050
Clear Channel Communications
#144A 9.00% 12/15/19	61,000	58,941
9.00% 3/1/21	315,000	295,706
#144A 11.25% 3/1/21	275,000	283,250
Clear Channel Worldwide Holdings
#144A 6.50% 11/15/22	1,200,000	1,268,963
7.625% 3/15/20	1,520,000	1,593,650
CSC Holdings 6.75% 11/15/21	100,000	112,625
DISH DBS
4.625% 7/15/17	60,000	62,550
#144A 5.00% 3/15/23	922,000	911,628
5.875% 7/15/22	355,000	374,081
6.75% 6/1/21	252,000	280,980
7.125% 2/1/16	200,000	223,250
7.875% 9/1/19	203,000	241,570
Gannett 7.125% 9/1/18	25,000	27,375
Gray Television 7.50% 10/1/20	440,000	471,900
#Harron Communications 144A
9.125% 4/1/20	270,000	301,050
Lamar Media
5.00% 5/1/23	168,000	168,840
5.875% 2/1/22	50,000	54,375
7.875% 4/15/18	125,000	136,719
Liberty Interactive
8.25% 2/1/30	380,000	419,900
#Live Nation Entertainment
144A 7.00% 9/1/20	275,000	297,000
#McGraw-Hill Global Education
Holdings 144A 9.75% 4/1/21	199,000	198,005
Media General 11.75% 2/15/17	500,000	568,750
Mediacom
7.25% 2/15/22	110,000	121,550
9.125% 8/15/19	487,000	546,049
#Mediacom Broadband 144A
6.375% 4/1/23	95,000	99,038
#Mood Media 144A
9.25% 10/15/20	195,000	214,013
Nexstar Broadcasting
#144A 6.875% 11/15/20	152,000	161,120
8.875% 4/15/17	280,000	309,400
#Nielsen Finance 144A
4.50% 10/1/20	300,000	301,125
@Production Resource Group
8.875% 5/1/19	48,000	36,600
#Quebecor Media 144A
5.75% 1/15/23	315,000	322,875
Regal Cinemas 8.625% 7/15/19	270,000	300,713
Regal Entertainment Group
5.75% 2/1/25	428,000	421,580

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Regal Entertainment Group (continued)
9.125% 8/15/18	350,000	$394,625
Sinclair Television Group
#144A 5.375% 4/1/21	190,000	189,525
#144A 6.125% 10/1/22	855,000	899,888
#144A 9.25% 11/1/17	596,000	648,895
#Sirius XM Radio 144A
5.25% 8/15/22	150,000	154,125
Starz
#144A 5.00% 9/15/19	500,000	517,500
5.00% 9/15/19	190,000	196,650
#Unitymedia Hessen 144A
5.50% 1/15/23	539,000	556,518
Univision Communications
#144A 6.75% 9/15/22	1,035,000	1,122,975
#144A 7.875% 11/1/20	400,000	442,000
#144A 8.50% 5/15/21	350,000	379,750
Valassis Communications
6.625% 2/1/21	361,000	387,173
@Virgin Media Finance
8.375% 10/15/19	134,000	150,415
Visant 10.00% 10/1/17	50,000	45,875
#WMG Acquisition 144A
6.00% 1/15/21	365,000	384,163
#XM Satellite Radio 144A
7.625% 11/1/18	150,000	166,313

		23,990,255

Metals & Mining–3.66%
AK Steel
8.375% 4/1/22	225,000	199,688
#144A 8.75% 12/1/18	330,000	365,063
APERAM
#144A 7.375% 4/1/16	150,000	151,875
#144A 7.75% 4/1/18	225,000	225,000
ArcelorMittal
5.00% 2/25/17	750,000	785,568
6.75% 2/25/22	1,545,000	1,691,329
7.50% 10/15/39	880,000	906,835
10.35% 6/1/19	1,200,000	1,517,161
#Coeur d’Alene Mines 144A
7.875% 2/1/21	137,000	145,391
Commercial Metals
6.50% 7/15/17	500,000	550,000
7.35% 8/15/18	85,000	94,775
FMG Resources August 2006
#144A 6.00% 4/1/17	71,000	73,308
#144A 6.875% 2/1/18	435,000	458,925
#144A 6.875% 4/1/22	413,000	434,166
#144A 8.25% 11/1/19	475,000	514,781
Inmet Mining
#144A 7.50% 6/1/21	185,000	201,188

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Inmet Mining (continued) #144A 8.75% 6/1/20	300,000	$334,500
#JMC Steel Group 144A
8.25% 3/15/18	340,000	362,100
Kaiser Aluminum 8.25% 6/1/20	656,000	738,000
New Gold
#144A 6.25% 11/15/22	144,000	151,560
#144A 7.00% 4/15/20	78,000	84,240
Noranda Aluminum Acquisition
•4.524% 5/15/15	309,411	309,508
#144A 11.00% 6/1/19	205,000	206,025
Novelis 8.75% 12/15/20	868,000	983,010
#Prince Mineral Holding 144A
11.50% 12/15/19	160,000	179,600
#Ryerson 144A 9.00% 10/15/17	265,000	290,506
Severstal Columbus
10.25% 2/15/18	235,000	255,563
Steel Dynamics
#144A 5.25% 4/15/23	275,000	279,469
#144A 6.125% 8/15/19	120,000	130,200
#144A 6.375% 8/15/22	170,000	184,450
7.625% 3/15/20	332,000	370,180
Taseko Mines 7.75% 4/15/19	185,000	187,313
United States Steel
6.875% 4/1/21	195,000	201,338
7.00% 2/1/18	28,000	30,240
7.375% 4/1/20	377,000	396,793
7.50% 3/15/22	141,000	148,403
#Walter Energy 144A
8.50% 4/15/21	280,000	287,700

		14,425,751

Multiline Retail–0.09%
99 Cents Only Stores
11.00% 12/15/19	125,000	144,063
Sears Holdings 6.625% 10/15/18	200,000	195,750

		339,813

Oil, Gas & Consumable Fuels–11.91%
Access Midstream Partners
4.875% 5/15/23	510,000	504,263
6.125% 7/15/22	278,000	299,545
Alpha Natural Resources
6.00% 6/1/19	186,000	172,515
6.25% 6/1/21	519,000	469,695
9.75% 4/15/18	100,000	107,750
Alta Mesa Holdings
9.625% 10/15/18	384,000	407,040
#Antero Resources Finance 144A
6.00% 12/1/20	837,000	878,850
Arch Coal
7.00% 6/15/19	125,000	113,438

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Arch Coal (continued)
7.25% 10/1/20	35,000	$31,675
7.25% 6/15/21	65,000	58,663
8.75% 8/1/16	100,000	104,500
#144A 9.875% 6/15/19	100,000	103,000
Atlas Pipeline Partners
#144A 5.875% 8/1/23	364,000	364,000
#144A 6.625% 10/1/20	172,000	180,170
#144A 6.625% 10/1/20	162,000	169,695
Bill Barrett
7.00% 10/15/22	645,000	678,863
7.625% 10/1/19	475,000	507,063
Calumet Specialty Products Partners
9.375% 5/1/19	55,000	61,875
#144A 9.625% 8/1/20	206,000	233,295
Chesapeake Energy
3.25% 3/15/16	131,000	132,801
5.375% 6/15/21	340,000	342,125
5.75% 3/15/23	340,000	345,525
6.125% 2/15/21	542,000	579,263
6.775% 3/15/19	250,000	261,250
6.875% 8/15/18	50,000	53,688
7.25% 12/15/18	33,000	37,620
#Chesapeake Oilfield Operating
144A 6.625% 11/15/19	125,000	129,375
Cimarex Energy 5.875% 5/1/22	894,000	963,285
#Citgo Petroleum 144A
11.50% 7/1/17	150,000	172,688
Cloud Peak Energy Resources
8.50% 12/15/19	53,000	57,770
Comstock Resources
7.75% 4/1/19	453,000	480,180
9.50% 6/15/20	443,000	487,300
Concho Resources
5.50% 10/1/22	300,000	313,500
5.50% 4/1/23	120,000	125,100
6.50% 1/15/22	680,000	744,600
7.00% 1/15/21	400,000	442,000
CONSOL Energy
6.375% 3/1/21	450,000	466,875
8.25% 4/1/20	450,000	500,625
Continental Resources
5.00% 9/15/22	357,000	381,098
7.125% 4/1/21	120,000	136,500
7.375% 10/1/20	125,000	141,563
#Crestwood Midstream Partners
144A 7.75% 4/1/19	500,000	523,750
#Crosstex Energy 144A
7.125% 6/1/22	255,000	271,575
#CVR Refining 144A
6.50% 11/1/22	540,000	554,850

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
El Paso
6.875% 6/15/14	77,000	$81,953
7.00% 6/15/17	74,000	85,006
Energy XXI Gulf Coast
7.75% 6/15/19	445,000	479,488
9.25% 12/15/17	175,000	198,625
EP Energy
6.875% 5/1/19	129,000	141,900
7.75% 9/1/22	1,145,000	1,270,950
9.375% 5/1/20	633,000	734,280
#EPE Holdings PIK 144A
8.125% 12/15/17	438,000	460,995
Forest Oil 7.25% 6/15/19	550,000	552,750
Genesis Energy
#144A 5.75% 2/15/21	375,000	387,891
7.875% 12/15/18	315,000	347,288
#Hiland Partners 144A
7.25% 10/1/20	691,000	758,373
Hilcorp Energy I
#144A 7.625% 4/15/21	565,000	624,325
#144A 8.00% 2/15/20	323,000	356,108
Holly 9.875% 6/15/17	165,000	176,344
Holly Energy Partners
#144A 6.50% 3/1/20	137,000	146,248
8.25% 3/15/18	230,000	250,125
#Inergy Midstream 144A
6.00% 12/15/20	143,000	149,435
#Kodiak Oil & Gas 144A
5.50% 1/15/21	210,000	220,238
Laredo Petroleum
7.375% 5/1/22	170,000	187,000
MarkWest Energy Partners
4.50% 7/15/23	256,000	250,880
5.50% 2/15/23	1,000,000	1,052,500
6.25% 6/15/22	78,000	84,435
6.75% 11/1/20	565,000	620,088
MEG Energy
#144A 6.375% 1/30/23	380,000	397,100
#144A 6.50% 3/15/21	600,000	642,000
#Midstates Petroleum 144A
10.75% 10/1/20	187,000	208,505
Newfield Exploration
5.625% 7/1/24	694,000	718,290
5.75% 1/30/22	400,000	430,000
6.875% 2/1/20	100,000	107,750
7.125% 5/15/18	425,000	443,594
NFR Energy 9.75% 2/15/17	313,000	316,913
#NGPL PipeCo 144A
9.625% 6/1/19	120,000	135,000
#PBF Holding 144A
8.25% 2/15/20	397,000	438,685

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy
6.25% 11/15/21	1,015,000	$1,060,675
6.50% 9/15/20	125,000	133,750
Penn Virginia Resource
Partners 8.375% 6/1/20	193,000	203,615
Pioneer Natural Resources
7.50% 1/15/20	250,000	318,498
Plains Exploration & Production
6.50% 11/15/20	375,000	416,250
6.75% 2/1/22	590,000	660,063
6.875% 2/15/23	573,000	651,788
QEP Resources
5.25% 5/1/23	170,000	175,100
5.375% 10/1/22	450,000	469,125
6.875% 3/1/21	610,000	696,925
Range Resources
5.00% 8/15/22	210,000	215,250
#144A 5.00% 3/15/23	310,000	317,750
5.75% 6/1/21	215,000	231,663
6.75% 8/1/20	10,000	11,050
Regency Energy Partners
5.50% 4/15/23	245,000	263,375
6.50% 7/15/21	370,000	408,850
#Rockies Express Pipeline 144A
6.00% 1/15/19	250,000	245,625
#Sabine Pass Liquefaction 144A
5.625% 2/1/21	453,000	470,554
#Samson Investment 144A
9.75% 2/15/20	1,190,000	1,270,325
#Shelf Drilling Holdings 144A
8.625% 11/1/18	225,000	239,625
#Sidewinder Drilling 144A
9.75% 11/15/19	150,000	151,500
SM Energy
6.50% 11/15/21	560,000	614,600
6.50% 1/1/23	700,000	770,000
6.625% 2/15/19	665,000	716,538
Stone Energy 7.50% 11/15/22	639,000	701,303
Swift Energy
7.875% 3/1/22	343,000	360,150
#144A 7.875% 3/1/22	500,000	525,000
8.875% 1/15/20	308,000	336,105
#Talos Production 144A
9.75% 2/15/18	347,000	345,265
Targa Resources Partners
#144A 5.25% 5/1/23	600,000	627,000
6.375% 8/1/22	74,000	81,215
6.875% 2/1/21	485,000	533,500
7.875% 10/15/18	50,000	55,000
Tesoro
4.25% 10/1/17	61,000	64,050
5.375% 10/1/22	96,000	100,560

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Tesoro Logistics 144A 5.875% 10/1/20	708,000	$750,480
Vanguard Natural Resources 7.875% 4/1/20	260,000	280,150
W&T Offshore 8.50% 6/15/19	1,210,000	1,321,925
#Western Refining 144A 6.25% 4/1/21	164,000	167,895
WPX Energy
5.25% 1/15/17	290,000	305,225
6.00% 1/15/22	2,041,000	2,148,153

		46,961,333

Paper & Forest Products–0.99%
#Ainsworth Lumber 144A
7.50% 12/15/17	115,000	125,781
#Appleton Papers 144A
10.50% 6/15/15	877,000	929,620
#Boise Cascade 144A
6.375% 11/1/20	104,000	110,630
Boise Paper Holdings
8.00% 4/1/20	170,000	189,975
Clearwater Paper
#144A 4.50% 2/1/23	180,000	177,300
7.125% 11/1/18	8,000	8,740
Louisiana-Pacific 7.50% 6/1/20	117,000	133,673
Resolute Forest Products
10.25% 10/15/18	1,519,000	1,750,648
#Sappi Papier Holding 144A
6.625% 4/15/21	200,000	207,500
#Unifrax I 144A 7.50% 2/15/19	249,000	257,715

		3,891,582

Personal Products–0.12%
#American Achievement 144A
10.875% 4/15/16	60,000	58,500
#Revlon Consumer Products
144A 5.75% 2/15/21	394,000	396,955

		455,455

Pharmaceuticals–1.00%
#Elan Finance 144A
6.25% 10/15/19	498,000	583,905
Endo Health Solutions
7.00% 7/15/19	120,000	128,850
7.00% 12/15/20	350,000	375,375
7.25% 1/15/22	160,000	172,800
#Sky Growth Acquisition 144A
7.375% 10/15/20	100,000	106,250
Valeant Pharmaceuticals International
#144A 6.375% 10/15/20	65,000	68,697
#144A 6.50% 7/15/16	550,000	576,813
#144A 6.75% 10/1/17	35,000	37,756

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International (continued)
#144A 6.75% 8/15/21	300,000	$321,000
#144A 6.875% 12/1/18	75,000	80,953
#144A 7.00% 10/1/20	50,000	54,125
#144A 7.25% 7/15/22	200,000	218,500
#VPI Escrow 144A
6.375% 10/15/20	1,135,000	1,201,681

		3,926,705

Professional Services–0.11%
FTI Consulting 6.75% 10/1/20	300,000	326,250
#Jaguar Holding I PIK 144A
9.375% 10/15/17	90,000	97,088

		423,338

Real Estate Investment Trusts–0.65%
CNL Income Properties
7.25% 4/15/19	305,000	306,525
Corrections Corporation of America
#144A 4.125% 4/1/20	127,000	129,699
#144A 4.625% 5/1/23	130,000	133,413
Developers Diversified Realty
7.875% 9/1/20	75,000	95,500
DuPont Fabros Technology
8.50% 12/15/17	300,000	324,000
Felcor Lodging 6.75% 6/1/19	310,000	337,900
First Industrial 6.42% 6/1/14	25,000	26,084
iStar Financial 9.00% 6/1/17	241,000	270,523
#RHP Hotel Properties 144A
5.00% 4/15/21	404,000	406,020
Weyerhaeuser 8.50% 1/15/25	393,000	534,032

		2,563,696

Real Estate Management & Development–0.48%
CBRE Services
5.00% 3/15/23	945,000	960,356
6.625% 10/15/20	35,000	38,150
11.625% 6/15/17	75,000	81,094
Forest City Enterprises
6.50% 2/1/17	250,000	243,125
Kennedy-Wilson 8.75% 4/1/19	124,000	134,540
#Mattamy Group 144A
6.50% 11/15/20	422,000	423,055

		1,880,320

Road & Rail–1.45%
#Ashtead Capital 144A
6.50% 7/15/22	200,000	218,250
Avis Budget Car Rental
#144A 4.875% 11/15/17	220,000	226,875
#144A 5.50% 4/1/23	180,000	180,450
8.25% 1/15/19	665,000	740,644
9.75% 3/15/20	43,000	50,955

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Road & Rail (continued)
HDTFS 6.25% 10/15/22	520,000	$566,800
Hertz
#144A 4.25% 4/1/18	53,000	54,259
5.875% 10/15/20	98,000	103,880
6.75% 4/15/19	200,000	219,250
7.375% 1/15/21	150,000	167,625
7.50% 10/15/18	250,000	277,188
Kansas City Southern de Mexico
6.125% 6/15/21	205,000	232,675
6.625% 12/15/20	100,000	114,000
United Rentals North America
5.75% 7/15/18	103,000	112,141
6.125% 6/15/23	190,000	204,250
7.375% 5/15/20	200,000	223,000
7.625% 4/15/22	267,000	299,708
8.375% 9/15/20	1,300,000	1,456,000
10.25% 11/15/19	26,000	30,355
#Watco 144A 6.375% 4/1/23	225,000	232,594

		5,710,899

Semiconductors & Semiconductor Equipment–0.44%
Advanced Micro Devices
7.75% 8/1/20	173,000	160,025
Amkor Technology
6.375% 10/1/22	162,000	162,405
6.625% 6/1/21	165,000	167,475
7.375% 5/1/18	450,000	473,625
Freescale Semiconductor
8.05% 2/1/20	235,000	249,688
NXP
#144A 5.75% 2/15/21	200,000	208,500
#144A 5.75% 3/15/23	200,000	204,500
#144A 9.75% 8/1/18	100,000	114,500

		1,740,718

Software–0.23%
Infor US 9.375% 4/1/19	350,000	398,563
#Nuance Communications 144A 5.375% 8/15/20	511,000	519,943

		918,506

Specialty Retail–1.63%
AutoNation 5.50% 2/1/20	100,000	109,000
Brown Shoe 7.125% 5/15/19	800,000	848,000
#Burlington Holdings PIK 144A
9.00% 2/15/18	184,000	187,680
Claire’s Stores
8.875% 3/15/19	1,075,000	1,139,500
#144A 9.00% 3/15/19	1,712,000	1,943,120
Gymboree 9.125% 12/1/18	200,000	189,250
J. Crew Group 8.125% 3/1/19	201,000	217,080
#Jo-Ann Stores Holdings PIK
144A 9.75% 10/15/19	300,000	316,500

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Specialty Retail (continued)
#Party City Holdings 144A
8.875% 8/1/20	208,000	$229,320
#Penske Automotive Group 144A
5.75% 10/1/22	130,000	136,175
QVC 5.125% 7/2/22	75,000	79,593
#Radio Systems 144A
8.375% 11/1/19	475,000	503,500
#Toys R Us 144A 7.375% 9/1/16	500,000	514,375

		6,413,093

Textiles, Apparel & Luxury Goods–0.19%
PVH 4.50% 12/15/22	124,000	122,760
Quiksilver 6.875% 4/15/15	632,000	632,000

		754,760

Thrift & Mortgage Finance–0.13%
Nationstar Mortgage
#144A 6.50% 7/1/21	172,000	180,170
#144A 7.875% 10/1/20	153,000	169,830
#144A 9.625% 5/1/19	143,000	164,125

		514,125

Tobacco–0.06%
Alliance One International
10.00% 7/15/16	236,000	250,455

		250,455

Trading Companies & Distributors–0.53%
Aircastle
6.25% 12/1/19	333,000	365,468
7.625% 4/15/20	135,000	156,938
9.75% 8/1/18	205,000	234,981
#H&E Equipment Services 144A
7.00% 9/1/22	561,000	619,905
Rexel
#144A 5.25% 6/15/20	379,000	385,633
#144A 6.125% 12/15/19	200,000	211,500
#TRAC Intermodal 144A
11.00% 8/15/19	95,000	101,888

		2,076,313

Wireless Telecommunication Services–4.13%
#Altice Financing 144A
7.875% 12/15/19	200,000	219,080
Cricket Communications
7.75% 10/15/20	1,552,000	1,555,880
Crown Castle International
5.25% 1/15/23	250,000	255,313
MetroPCS Wireless
#144A 6.25% 4/1/21	1,009,000	1,030,441
6.625% 11/15/20	1,044,000	1,094,895
7.875% 9/1/18	45,000	49,388

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
NII Capital
7.625% 4/1/21	1,348,000	$977,300
8.875% 12/15/19	317,000	240,128
10.00% 8/15/16	181,000	163,353
#NII International Telecom 144A
11.375% 8/15/19	402,000	422,100
#SBA Telecommunications 144A
5.75% 7/15/20	232,000	242,150
Sprint Capital
6.90% 5/1/19	1,111,000	1,224,878
8.75% 3/15/32	1,633,000	1,955,518
Sprint Nextel
6.00% 11/15/22	800,000	826,000
#144A 7.00% 3/1/20	570,000	665,475
7.00% 8/15/20	1,570,000	1,734,850
#144A 9.00% 11/15/18	860,000	1,065,325
9.125% 3/1/17	334,000	396,625
11.50% 11/15/21	90,000	126,338
VimpelCom Holdings
#144A 5.20% 2/13/19	419,000	422,771
#144A 5.95% 2/13/23	200,000	199,750
#144A 6.255% 3/1/17	200,000	214,050
#144A 7.504% 3/1/22	200,000	223,060
Wind Acquisition Finance
#144A 7.25% 2/15/18	200,000	208,750
#144A 11.75% 7/15/17	712,000	758,280

		16,271,698

Total Corporate Bonds (Cost $329,001,441)		347,922,292

«SENIOR SECURED LOANS–6.38%
(R.H.) Donnelley
9.00% 10/24/14	166,104	117,726
Alcatel-Lucent USA
7.25% 12/4/18	356,108	361,709
Alon USA Partners Tranche B
9.25% 11/13/18	72,042	74,863
Aptalis Pharma
5.50% 2/10/17	544,930	550,379
Aptalis Pharma Tranche B
5.50% 2/10/17	148,500	149,985
Arch Coal
5.75% 5/16/18	355,680	362,015
Avaya Tranche B-3
4.79% 10/26/17	161,701	152,779
Avaya Tranche B-5
8.00% 3/31/18	99,712	100,621
AZ Chem U STranche B
5.25% 12/22/17	97,855	99,583

	Principal	Value
	Amount°	(U.S. $)
«SENIOR SECURED LOANS (continued)
Barrington Broadcasting Group
7.50% 6/14/17	82,458	$83,180
Caesars Entertainment Operating Tranche B6
5.45% 1/28/18	1,083,932	1,006,701
Catalent Pharma Solutions
4.25% 9/15/17	197,509	199,731
CCM Merger
6.00% 3/1/17	204,148	206,190
CDW Tranche B
4.00% 7/15/17	194,245	195,411
Cengage Learning Acquisitions
2.71% 7/3/14	154,948	120,007
5.71% 7/5/17	99,147	73,121
Cenveo Tranche B
7.00% 12/21/16	68,883	69,199
Ceridian Tranche B
5.95% 5/9/17	145,528	148,293
Chrysler Group
6.00% 5/24/17	605,630	618,374
Clear Channel Communications
3.85% 1/29/16	1,921,101	1,704,977
Collective Brands Tranche B
7.25% 10/9/19	74,813	75,888
Cricket Communications
4.75% 3/2/20	527,000	531,611
Delta Airlines Tranche B 1st Lien
5.25% 10/16/18	1,000,000	1,017,709
Ducommun Tranche B
4.75% 6/28/17	102,056	102,566
Edwards Cayman Islands II
4.75% 3/5/20	298,000	298,373
Entercom Radio Tranche B
5.01% 11/23/18	88,459	89,808
FGI Operating Tranche B
5.50% 4/19/19	148,944	150,248
First Data Tranche B
5.20% 9/27/18	213,043	214,827
FMG Resources August 2006 Tranche B
5.25% 10/12/17	766,150	776,625
Focus Brands Tranche B
6.27% 2/21/18	72,245	73,239
Freescale Semiconductor
5.00% 1/30/20	300,000	301,800
Go Daddy Operating
4.25% 12/17/18	541,750	545,716
Graton Economic Development Authority Tranche B
9.00% 8/22/18	150,000	157,500
Gray Television
4.75% 10/12/19	289,189	292,759
Gymboree
5.00% 2/23/18	661,280	643,013
Harland Clarke Holdings
2.70% 6/30/14	121,144	120,652

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
«SENIOR SECURED LOANS (continued)
Harland Clarke Holdings Tranche B
5.45% 6/30/17	81,068	$80,318
Infor US Tranche B2
5.25% 4/5/18	273,625	276,874
Intrawest 1st Lien
7.00% 12/3/17	274,313	280,485
inVentiv Health Tranche B
7.50% 8/4/16	98,717	98,223
J. Crew Group Tranche B-1
4.00% 3/7/18	494,962	500,836
Jacobs Entertainment
6.25% 10/29/18	114,541	116,116
McGraw-Hill Global Education Holdings
9.00% 3/4/19	227,000	220,020
MEG Energy
3.75% 3/31/20	113,276	114,649
Misys 1st Lien
7.25% 12/12/18	218,900	222,184
Mohegan Tribal Gaming Authority Tranche B
9.00% 3/31/16	200,000	207,125
MTL Publishing Tranche B
4.25% 6/29/18	99,500	100,827
National Mentor Holdings Tranche B1
6.50% 2/9/17	223,292	226,362
Noranda Aluminum Acquisition Tranche B
5.75% 2/24/19	360,676	366,763
Nuveen Investments Tranche A 1st Lien
5.20% 5/15/17	440,000	449,281
NXP Tranche C
4.75% 1/11/20	109,725	112,297
Patriot Coal
9.25% 12/9/13	60,073	60,674
Pep Boys-Manny Moe & Jack 1st Lien
5.00% 10/11/18	274,313	277,738
Radio One
7.50% 3/31/16	542,129	557,377
Realogy
0.05% 10/10/13	2,419	2,416
4.46% 10/10/16	22,964	22,993
Rite Aid Tranche 1 2nd Lien
5.75% 8/3/20	155,000	159,844
Road Infrastructure Investment
6.25% 3/30/18	113,850	114,704
ROC Finance
5.00% 3/27/19	285,001	286,960
ROC Finance Tranche B
8.50% 8/19/17	180,000	185,738
Roofing Supply Group Tranche B
5.00% 5/31/19	49,501	50,141
RP Crown Parent
6.75% 12/14/18	570,000	579,690
Sabine Oil & Gas 2nd Lien
8.75% 12/31/18	466,667	475,709

	Principal	Value
	Amount°	(U.S. $)
«SENIOR SECURED LOANS (continued)
Serta Simmons Holdings Tranche B 1st Lien
5.00% 10/1/19	422,537	$429,007
Sourcecorp Tranche B 1st Lien
6.63% 4/28/17	108,075	107,580
Sourcecorp Tranche B 2nd Lien
10.50% 4/30/18	100,000	96,250
St. George’s University
8.50% 12/14/17	146,250	146,981
Summit Materials Tranche B
5.00% 1/30/19	173,276	174,792
Supervalu
6.25% 1/10/19	800,000	815,583
Syniverse Magellan Finance
5.00% 4/23/19	529,000	531,645
Texas Competitive Electric Holdings
4.73% 10/10/17	1,500,000	1,067,813
Tronox Pigments
4.75% 2/26/20	149,000	151,235
Univision Communications 1st Lien
4.75% 2/22/20	1,630,525	1,642,754
US Coatings Acquisition
4.75% 2/1/20	384,091	389,804
US Renal Care 1st Lien
6.25% 7/3/19	99,250	100,491
@Vertis
14.00% 12/21/15	183,057	54,002
Virgin Media Investment Holdings
3.38% 2/6/20	105,000	104,711
Wabash National Tranche B
6.00% 5/8/19	203,062	205,600
Walter Investment Management
5.75% 11/28/17	409,948	416,610
WideOpenWest Finance
6.25% 7/17/18	35,422	35,890
WMG Acquisition Tranche B 1st Lien
5.25% 11/1/18	253,890	258,280
Yankee Candle
5.25% 4/2/19	248,211	250,871
Zayo Group
4.50% 7/2/19	254,824	257,850

Total Senior Secured Loans (Cost $24,944,252)		25,171,271

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–0.39%
Capmark Financial Group	23,750	$192,375
†Dynegy	20,000	479,800
†@Escrow Dynegy Holdings	1,000,000	2,500
†@=General Maritime	85	2,550
†General Motors	8,529	237,277
†@Motors Liquidation	1,150,000	116
†*Motors Liquidation	1,167	31,509
†@=Newpage	6,724	586,266

Total Common Stock (Cost $2,073,886)		1,532,393

CONVERTIBLE PREFERRED STOCK–0.26%
†General Motors 4.75% exercise price
$39.60, expiration date 12/1/13	23,850	1,024,119

Total Convertible Preferred Stock (Cost $997,035)		1,024,119

PREFERRED STOCK–0.75%
#†Ally Financial 144A 7.00%	1,306	1,291,634
•Bank of America 8.125%	250,000	282,551
•Hartford Financial Services Group
7.875%	5,600	168,560

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK (continued)
•XL Group 3.424%	1,505	$1,208,797

Total Preferred Stock (Cost $2,796,543)		2,951,542

WARRANTS–0.03%
@=General Maritime	132	0
†General Motors CW16 exercise price
$10.00, expiration date 7/10/16	4,228	78,260
†General Motors CW19 exercise price
$18.33, expiration date 7/10/19	4,228	49,848

Total Warrants (Cost $211,691)		128,108

MONEY MARKET MUTUAL FUND–3.93%
Dreyfus Treasury & Agency Cash Management Fund	15,484,972	15,484,972

Total Money Market Mutual Fund (Cost $15,484,972)		15,484,972

TOTAL VALUE OF SECURITIES–100.45% (Cost $377,115,288)	395,897,986
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.45%)	(1,772,179)

NET ASSETS APPLICABLE TO 34,453,657 SHARES OUTSTANDING–100.00%	$394,125,807

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $132,868,595, which represents 33.71% of the Fund’s net assets. See Note 3 in “Notes.”
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
*	Common Stock Unit.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $972,033, which represented 0.25% of the Fund’s net assets. See Note 3 in “Notes.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $588,816, which represented 0.15% of the Fund’s net assets. See Note 1 in “Notes.”
‹‹	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2013.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.

PIK–Pay-in-kind

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)-LVIP JPMorgan High Yield Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$377,177,716

Aggregate unrealized appreciation	$20,851,734
Aggregate unrealized depreciation	(2,131,464)

Net unrealized appreciation	$18,720,270

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Notes (continued)

2. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Security	$—	$1,683,289	$—	1,683,289
Common Stock.	940,961	—	591,432	1,532,393
Corporate Debt	1,024,119	373,093,563	—	374,117,682
Money Market Mutual Fund	15,484,972	—	—	15,484,972
Other	128,108	2,951,542	—	3,079,650

Total	$17,578,160	$377,728,394	$591,432	$395,897,986

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP JPMorgan High Yield Fund–18

LVIP MFS International Growth Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.34%
Australia–1.97%
Iluka Resources	115,092	$1,120,338
Newcrest Mining	86,176	1,798,842
Rio Tinto	87,036	5,183,073

		8,102,253

Brazil–3.93%
BM&FBovespa	376,100	2,529,983
Cia de Bebidas das Americas ADR	18,900	800,037
Cia Hering	162,100	2,900,589
Fleury	72,600	680,990
Itau Unibanco Holding ADR	278,290	4,953,562
Lojas Renner	34,900	1,300,123
LPS Brasil Consultoria de Imoveis	70,000	1,246,331
M Dias Branco	44,100	1,757,233

		16,168,848

Canada–3.52%
Canadian National Railway	79,470	7,970,841
Dollarama	40,800	2,619,859
Goldcorp	46,590	1,567,600
Suncor Energy	78,234	2,344,286

		14,502,586

Chile–0.55%
Banco Santander Chile ADR	79,995	2,277,458

		2,277,458

■China–0.45%
Guangzhou Automobile Group	2,196,000	1,858,632

		1,858,632

Denmark–2.13%
Carlsberg Class B	45,897	4,466,247
Novo Nordisk Class B	26,355	4,281,903

		8,748,150

Finland–0.81%
Kone Class B	42,568	3,347,611

		3,347,611

France–13.21%
Air Liquide	34,919	4,242,440
Cie Generale d’Optique Essilor International	32,656	3,631,363
Danone	166,163	11,561,422
Dassault Systemes	18,143	2,097,281
Legrand	20,334	886,736
L’Oreal	21,470	3,404,387
LVMH Moet Hennessy Louis Vuitton	60,796	10,435,008
Pernod-Ricard	65,523	8,164,732
Publicis Groupe	61,151	4,100,393
Schneider Electric	59,288	4,331,904
Technip	14,830	1,520,407

		54,376,073

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany–8.43%
Bayer	41,426	$4,273,111
Bayerische Motoren Werke	43,355	3,740,727
Brenntag	31,179	4,867,956
Fresenius Medical Care	62,514	4,219,033
†LEG Immobilien	1,670	89,481
Linde	43,091	8,012,011
SAP	65,431	5,242,045
Symrise	107,718	4,268,001

		34,712,365

■Hong Kong–4.13%
AIA Group	1,422,800	6,231,870
China Unicom Hong Kong	3,060,000	4,099,684
Dairy Farm International Holdings	145,800	1,764,180
Li & Fung	3,558,000	4,904,394

		17,000,128

India–0.63%
HDFC Bank ADR	69,680	2,607,426

		2,607,426

Indonesia–0.79%
Bank Rakyat Indonesia Persero	3,614,000	3,254,181

		3,254,181

Ireland–2.59%
Accenture Class A	83,460	6,340,456
Experian	249,993	4,330,311

		10,670,767

Israel–1.34%
†Check Point Software Technologies	41,440	1,947,266
†NICE Systems ADR	96,900	3,568,827

		5,516,093

Italy–1.41%
Prysmian	47,904	985,562
Saipem	156,979	4,827,353

		5,812,915

Japan–11.43%
Honda Motor	218,900	8,371,826
Inpex	867	4,642,176
Japan Tobacco	297,500	9,497,371
JGC	17,000	434,527
Lawson	71,600	5,491,894
OBIC	15,800	3,654,159
Santen Pharmaceutical	77,900	3,604,106
Sundrug	52,400	2,326,910
Unicharm	92,900	5,299,830
Yahoo Japan	8,151	3,745,148

		47,067,947

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Macau–0.91%
Sands China	719,200	$3,729,161

		3,729,161

Mexico–0.48%
†Grupo Financiero Santander Mexico Class B ADR	128,190	1,977,972

		1,977,972

Netherlands–2.45%
Akzo Nobel	48,126	3,054,904
Heineken	93,160	7,021,728

		10,076,632

Panama–1.06%
Copa Holdings Class A	36,590	4,376,530

		4,376,530

Peru–0.93%
Credicorp	22,960	3,812,508

		3,812,508

Republic of Korea–1.65%
NHN	8,427	2,028,341
Samsung Electronics	3,514	4,765,537

		6,793,878

Russia–0.56%
Sberbank of Russia ADR	178,968	2,294,370

		2,294,370

South Africa–0.50%
MTN Group	116,025	2,038,807

		2,038,807

Spain–1.58%
Amadeus IT Holding	92,946	2,510,935
Inditex	30,171	3,998,964

		6,509,899

Sweden–1.05%
Ericsson Class B	347,402	4,328,864

		4,328,864

Switzerland–9.15%
Cie Financiere Richemont	45,700	3,585,729
†Julius Baer Group	96,459	3,749,659
Kuehne & Nagel International	36,443	3,972,460
Nestle	151,020	10,918,929
Roche Holding	29,929	6,966,097
Schindler Holding	22,533	3,301,043
†Sonova Holding	42,998	5,157,949

		37,651,866

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–1.56%
Taiwan Semiconductor Manufacturing ADR	372,710	$6,406,885

		6,406,885

Thailand–1.10%
CP ALL	1,385,400	2,162,103
Siam Commercial Bank	393,400	2,382,006

		4,544,109

United Kingdom–17.06%
Aberdeen Asset Management	450,470	2,937,731
Bellway	131,608	2,593,634
BG Group	431,188	7,396,854
Capita	342,614	4,680,058
Compass Group	681,668	8,705,566
Croda International	76,409	3,184,614
Diageo	337,351	10,636,200
HSBC Holdings	322,060	3,437,712
Intertek Group	54,652	2,817,580
Reckitt Benckiser Group	124,865	8,951,278
†Rolls-Royce Holdings	283,598	4,869,317
Standard Chartered	198,631	5,141,331
Weir Group	141,490	4,865,155

		70,217,030

United States–0.98%
†Mettler-Toledo International	18,840	4,017,065

		4,017,065

Total Common Stock (Cost $346,485,542)		404,799,009

MONEY MARKET MUTUAL FUND–1.75%
Dreyfus Treasury & Agency Cash Management Fund	7,208,857	7,208,857

Total Money Market Mutual Fund (Cost $7,208,857)		7,208,857

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.09% (Cost $353,694,399)	$412,007,866
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(371,089)

NET ASSETS APPLICABLE TO 30,512,481 SHARES OUTSTANDING–100.00%	$411,636,777

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.

The following foreign currency exchange contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	AUD	107,762	USD	(112,151)	4/4/13	$(19)
MNB	BRL	521,287	USD	(259,981)	4/2/13	(2,096)
MNB	CAD	87,502	USD	(86,140)	4/2/13	(12)
MNB	CHF	31,075	USD	(32,574)	4/3/13	156
MNB	CHF	18,511	USD	(19,514)	4/4/13	(17)
MNB	EUR	342,029	USD	(436,873)	4/2/13	1,571
MNB	EUR	771,741	USD	(985,847)	4/3/13	3,447
MNB	EUR	514,782	USD	(660,208)	4/4/13	(304)
MNB	GBP	645,370	USD	(975,796)	4/3/13	4,779
MNB	GBP	9,320	USD	(14,139)	4/4/13	21
MNB	HKD	2,155,664	USD	(277,616)	4/3/13	93
MNB	JPY	(59,202,009)	USD	628,375	4/2/13	(585)
MNB	KRW	101,359,441	USD	(91,249)	4/1/13	(237)
MNB	SEK	379,481	USD	(58,196)	4/3/13	31
MNB	THB	(11,166,875)	USD	380,868	4/2/13	61
MNB	ZAR	254,343	USD	(27,570)	4/8/13	66

						$6,955

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BRL–Brazilian Real

CAD–Canadian Dollar

CHF–Swiss Franc

EUR–European Monetary Unit

GBP–British Pound Sterling

HKD–Hong Kong Dollar

JPY–Japanese Yen

KRW–South Korean Won

MNB–Mellon National Bank

SEK–Swedish Krona

THB–Thailand Baht

USD–United States Dollar

ZAR–South African Rand

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)-LVIP MFS International Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$356,916,939

Aggregate unrealized appreciation	$75,176,585
Aggregate unrealized depreciation	(20,085,658)

Net unrealized appreciation	$55,090,927

For federal income tax purposes, at December 31, 2012 capital loss carryforwards of $49,891,369 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $17,856,965 expires in 2016 and $24,423,915 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $3,411,887 and long-term losses of $4,198,602 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock	$404,799,009	$—	$404,799,009
Money Market Mutual Fund	7,208,857	—	7,208,857

Total	$412,007,866	$—	$412,007,866

Foreign Currency Exchange Contracts	$—	$6,955	$6,955

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund

Notes (continued)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP MFS International Growth Fund–6

LVIP MFS Value Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.92%
Aerospace & Defense–7.85%
Honeywell International	212,650	$16,023,178
Lockheed Martin	278,920	26,921,358
Northrop Grumman	104,180	7,308,227
United Technologies	182,510	17,051,909

		67,304,672

Air Freight & Logistics–1.65%
United Parcel Service Class B	164,500	14,130,550

		14,130,550

Auto Components–1.54%
Delphi Automotive	120,620	5,355,528
Johnson Controls	222,810	7,813,947

		13,169,475

Automobiles–0.19%
†General Motors	59,210	1,647,222

		1,647,222

Beverages–3.01%
Coca-Cola Enterprises	65,240	2,408,661
Diageo	497,499	15,685,441
Dr Pepper Snapple Group	82,440	3,870,558
PepsiCo	48,440	3,832,088

		25,796,748

Capital Markets–6.81%
Bank of New York Mellon	465,020	13,015,910
BlackRock	41,187	10,580,117
Franklin Resources	48,130	7,258,485
Goldman Sachs Group	122,530	18,030,290
State Street	160,250	9,469,173

		58,353,975

Chemicals–2.29%
Air Products & Chemicals	91,660	7,985,419
PPG Industries	87,150	11,672,871

		19,658,290

Commercial Banks–2.76%
PNC Financial Services Group	92,270	6,135,955
Wells Fargo	472,820	17,489,612

		23,625,567

Commercial Services & Supplies–1.03%
Tyco International	276,990	8,863,680

		8,863,680

Computers & Peripherals–0.21%
Hewlett-Packard	76,890	1,833,058

		1,833,058

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.15%
Fluor	18,980	$1,258,943

		1,258,943

Diversified Financial Services–4.53%
JPMorgan Chase	605,120	28,718,995
McGraw-Hill	70,930	3,694,034
Moody’s	119,570	6,375,472

		38,788,501

Diversified Telecommunication Services–2.43%
AT&T	370,870	13,607,220
Verizon Communications	146,420	7,196,543

		20,803,763

Electric Utilities–0.18%
PPL	49,580	1,552,350

		1,552,350

Electrical Equipment–0.89%
Eaton	124,230	7,609,088

		7,609,088

Food & Staples Retailing–1.54%
CVS Caremark	240,067	13,201,284

		13,201,284

Food Products–4.47%
Danone	115,591	8,042,685
General Mills	286,040	14,104,632
Kellogg	49,540	3,191,862
Nestle	146,576	10,597,622
Smucker (J.M.)	23,970	2,376,865

		38,313,666

Health Care Equipment & Supplies–3.22%
Abbott Laboratories	191,560	6,765,899
Becton Dickinson	49,910	4,771,895
Medtronic	203,370	9,550,255
St. Jude Medical	161,330	6,524,185

		27,612,234

Health Care Providers & Services–0.70%
†Express Scripts Holding	36,650	2,112,873
Quest Diagnostics	68,600	3,872,470

		5,985,343

Hotels, Restaurants & Leisure–0.60%
McDonald’s	51,880	5,171,917

		5,171,917

Household Products–0.48%
Procter & Gamble	53,485	4,121,554

		4,121,554

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–3.00%
3M	139,520	$14,832,371
Danaher	175,790	10,925,349

		25,757,720

Insurance–7.13%
ACE	108,890	9,687,943
Aon	128,720	7,916,280
Chubb	71,050	6,219,007
MetLife	392,850	14,936,157
Prudential Financial	169,730	10,012,373
Travelers	146,500	12,333,835

		61,105,595

IT Services–5.94%
Accenture Class A	245,200	18,627,844
Fidelity National Information Services	32,820	1,300,328
†Fiserv	48,990	4,302,792
International Business Machines	81,530	17,390,349
MasterCard Class A	6,275	3,395,591
Western Union	391,640	5,890,266

		50,907,170

Leisure Equipment & Products–0.92%
Hasbro	179,420	7,883,715

		7,883,715

Life Sciences Tools & Services–1.03%
Thermo Fisher Scientific	115,260	8,816,237

		8,816,237

Machinery–1.40%
Illinois Tool Works	2,070	126,146
Pentair	62,322	3,287,486
Stanley Black & Decker	106,482	8,621,848

		12,035,480

Media–5.19%
Comcast Special Class A	211,610	8,383,988
Disney (Walt)	273,320	15,524,576
Omnicom Group	173,240	10,203,836
Viacom Class B	167,960	10,341,297

		44,453,697

Multiline Retail–1.77%
Kohl’s	49,860	2,300,042
Target	187,520	12,835,744

		15,135,786

Multi-Utilities–0.19%
Public Service Enterprise Group	47,220	1,621,535

		1,621,535

Oil, Gas & Consumable Fuels–6.26%
Apache	54,440	4,200,590
Chevron	133,030	15,806,625

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources	43,730	$5,600,501
Exxon Mobil	181,860	16,387,405
Occidental Petroleum	149,060	11,681,832

		53,676,953

Pharmaceuticals–9.26%
AbbVie	145,800	5,945,724
Johnson & Johnson	377,590	30,784,909
Merck	169,680	7,504,946
Pfizer	1,026,295	29,618,874
Roche Holding	22,195	5,165,977
†Zoetis	9,190	306,946

		79,327,376

Professional Services–0.44%
Dun & Bradstreet	44,850	3,751,703

		3,751,703

Road & Rail–0.46%
Canadian National Railway	39,710	3,982,913

		3,982,913

Semiconductors & Semiconductor Equipment–0.59%
Intel	230,080	5,027,248

		5,027,248

Software–1.30%
Oracle	344,150	11,129,811

		11,129,811

Specialty Retail–0.86%
Advance Auto Parts	60,870	5,030,906
Staples	173,680	2,332,522

		7,363,428

Tobacco–5.13%
Altria Group	122,130	4,200,051
Lorillard	202,790	8,182,577
Philip Morris International	340,250	31,544,578

		43,927,206

Wireless Telecommunication Services–1.52%
Vodafone Group	4,593,338	13,023,462

		13,023,462

Total Common Stock (Cost $597,252,815)		847,728,915

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK–0.21%
PPL 9.50% exercise price $28.80, expiration date 7/1/13	18,140	$999,877
United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	14,230	851,666

Total Convertible Preferred Stock (Cost $1,622,786)		1,851,543

	Number of Shares	Value (U.S. $)
MONEY MARKET MUTUAL FUND–0.88%
Dreyfus Treasury & Agency Cash Management Fund	7,518,268	$7,518,268

Total Money Market Mutual Fund (Cost $7,518,268)		7,518,268

TOTAL VALUE OF SECURITIES–100.01% (Cost $606,393,869)	857,098,726
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(90,051)

NET ASSETS APPLICABLE TO 29,619,380 SHARES OUTSTANDING–100.00%	$857,008,675

†	Non-income producing for the period.

The following foreign currency exchange contract was outstanding at March 31, 2013:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD	(14,605)	USD	14,360	4/1/13	$(16)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

CAD–Canadian Dollar

MNB–Mellon National Bank

USD–United States Dollar

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP MFS Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$636,376,473

Aggregate unrealized appreciation	$253,651,873
Aggregate unrealized depreciation	(32,929,620)

Net unrealized appreciation	$220,722,253

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $55,252,627 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $13,624,609 expires in 2016 and $41,628,018 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock.	$847,728,915	$—	$847,728,915
Money Market Mutual Fund	7,518,268	—	7,518,268
Convertible Preferred Stock	851,666	999,877	1,851,543

Total	$856,098,849	$999,877	$857,098,726

Foreign Currency Exchange Contract	$—	$(16)	$(16)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

LVIP MFS Value Fund–5

LVIP MFS Value Fund

Notes (continued)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP MFS Value Fund–6

LVIP Mid-Cap Value Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.89%
Aerospace & Defense–2.98%
†Esterline Technologies	25,500	$1,930,350
†Moog Class A	26,700	1,223,661
†Teledyne Technologies	6,700	525,548

		3,679,559

Airlines–1.62%
†Delta Air Lines	120,950	1,996,885

		1,996,885

Beverages–0.37%
Dr Pepper Snapple Group	9,700	455,415

		455,415

Capital Markets–0.72%
Invesco	30,800	891,968
†*@=Solar Cayman Escrow	26,800	1,876

		893,844

Chemicals–5.13%
Cabot	26,100	892,620
Celanese Class A	32,300	1,422,815
Incitec Pivot	178,003	572,635
Methanex	67,100	2,726,273
Yingde Gases	649,500	723,754

		6,338,097

Commercial Banks–6.88%
BankUnited	50,000	1,281,000
Comerica	51,500	1,851,425
First Midwest Bancorp	60,000	796,800
Iberiabank	17,400	870,348
†Popular	19,430	536,462
Regions Financial	208,800	1,710,072
Zions Bancorp	57,700	1,441,923

		8,488,030

Computers & Peripherals–1.64%
†SanDisk	36,800	2,024,000

		2,024,000

Construction & Engineering–2.32%
Chicago Bridge & Iron	22,100	1,372,410
KBR	46,400	1,488,512

		2,860,922

Containers & Packaging–2.86%
†Owens-Illinois	28,900	770,185
Packaging Corp of America	52,000	2,333,240
Rexam	52,579	421,425

		3,524,850

Diversified Financial Services–0.74%
†PHH	41,400	909,144

		909,144

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–3.46%
Great Plains Energy	32,900	$762,951
Northeast Utilities	23,600	1,025,656
NV Energy	92,300	1,848,769
Westar Energy	19,100	633,738

		4,271,114

Electrical Equipment–1.92%
Hubbell Class B	24,400	2,369,484

		2,369,484

Electronic Equipment, Instruments & Components–2.24%
†Arrow Electronics	67,900	2,758,098

		2,758,098

Energy Equipment & Services–2.32%
†Ocean Rig UDW	84,400	1,359,684
Trican Well Service	102,900	1,509,288

		2,868,972

Food Products–2.57%
Bunge	24,700	1,823,601
Ebro Foods	21,103	419,289
Ingredion	12,800	925,696

		3,168,586

Gas Utilities–1.63%
UGI	52,400	2,011,636

		2,011,636

Health Care Equipment & Supplies–1.02%
†Boston Scientific	161,800	1,263,658

		1,263,658

Health Care Providers & Services–4.93%
AmerisourceBergen	29,900	1,538,355
†Brookdale Senior Living	80,300	2,238,764
Universal Health Services Class B	9,000	574,830
†WellCare Health Plans	30,000	1,738,800

		6,090,749

Household Durables–4.11%
Harman International Industries	5,000	223,150
Lennar Class A	28,900	1,198,772
Newell Rubbermaid	77,400	2,020,140
†Toll Brothers	47,800	1,636,672

		5,078,734

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–10.08%
Everest Re Group	13,100	$1,701,166
Hanover Insurance Group	30,800	1,530,144
Principal Financial Group	56,500	1,922,695
Reinsurance Group of America	44,131	2,633,297
Unum Group	95,600	2,700,700
XL Group	64,700	1,960,410

		12,448,412

IT Services–0.54%
Booz Allen Hamilton Holding	49,400	663,936

		663,936

Leisure Equipment & Products–1.73%
Mattel	48,800	2,136,952

		2,136,952

Machinery–5.73%
AGCO	25,900	1,349,908
Barnes Group	76,400	2,210,252
Dover	15,100	1,100,488
Pentair	45,800	2,415,950

		7,076,598

Metals & Mining–1.02%
AuRico Gold	74,100	466,089
†New Gold	87,600	797,160

		1,263,249

Multiline Retail–0.38%
Family Dollar Stores	7,900	466,495

		466,495

Multi-Utilities–1.87%
Alliant Energy	26,500	1,329,770
Wisconsin Energy	22,700	973,603

		2,303,373

Oil, Gas & Consumable Fuels–4.85%
†Cobalt International Energy	96,200	2,712,840
CONSOL Energy	19,200	646,080
Japan Petroleum Exploration	14,900	584,888
†Newfield Exploration	29,800	668,116
QEP Resources	43,300	1,378,672

		5,990,596

Paper & Forest Products–0.57%
†Louisiana-Pacific	32,800	708,480

		708,480

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–3.20%
Almirall	190,254	$2,377,802
UCB	24,704	1,577,008

		3,954,810

Real Estate Investment Trusts–4.46%
American Assets Trust	44,200	1,414,842
Equity Lifestyle Properties	22,400	1,720,320
Hatteras Financial	41,900	1,149,317
Weyerhaeuser	38,800	1,217,544

		5,502,023

Real Estate Management & Development–1.90%
BR Properties	90,700	1,009,249
†Forest City Enterprises Class A	70,600	1,254,562
Iguatemi Empresa de Shopping Centers	6,100	76,814

		2,340,625

Semiconductors & Semiconductor Equipment–5.37%
Avago Technologies	62,400	2,241,408
†Microsemi	86,000	1,992,620
†Skyworks Solutions	20,100	442,803
†Teradyne	120,500	1,954,510

		6,631,341

Software–2.16%
†Check Point Software Technologies	33,100	1,555,369
†Verint Systems	30,300	1,107,465

		2,662,834

Specialty Retail–1.05%
Men’s Wearhouse	29,300	979,206
Ross Stores	5,200	315,224

		1,294,430

Textiles, Apparel & Luxury Goods–1.46%
Samsonite International	722,700	1,806,156

		1,806,156

Thrift & Mortgage Finance–0.50%
†Beneficial Mutual Bancorp	25,300	260,590
EverBank Financial	23,300	358,820

		619,410

Trading Companies & Distributors–2.56%
Rexel	32,070	699,880
†WESCO International	33,900	2,461,479

		3,161,359

Total Common Stock (Cost $91,667,876)		122,082,856

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET MUTUAL FUND–1.29%
Dreyfus Treasury & Agency Cash Management Fund	1,596,515	$1,596,515

Total Money Market Mutual Fund (Cost $1,596,515)		1,596,515

TOTAL VALUE OF SECURITIES–100.18% (Cost $93,264,391)	123,679,371
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(218,970)

NET ASSETS APPLICABLE TO 6,954,989 SHARES OUTSTANDING–100.00%	$123,460,401

†	Non-income producing for the period.
*	Common Stock Unit.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $1,876, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $1,876, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”

The following foreign currency exchange contracts were outstanding at March 31, 2013 :1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	BRL	(63,246)	USD	31,467	4/1/13	$176
MNB	CAD	62,172	USD	(61,150)	4/1/13	47
MNB	EUR	67,840	USD	(86,670)	4/3/13	294

						$517

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

BRL–Brazilian Real

CAD–Canadian Dollar

EUR–European Monetary Unit

MNB–Mellon National Bank

USD–United States Dollar

LVIP Mid-Cap Value Fund–3

LVIP Mid-Cap Value Fund Notes

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Mid-Cap Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Mid-Cap Value Fund–4

LVIP Mid-Cap Value Fund Notes

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$95,757,807

Aggregate unrealized appreciation	$31,474,729
Aggregate unrealized depreciation	(3,553,165)

Net unrealized appreciation	$27,921,564

For federal income tax purposes, at December 31, 2012 capital loss carryforwards of $37,755,675 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012, if not utilized in future years, will expire as follows: $2,090,068 expires in 2016 and $35,665,607 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$122,080,980	$—	$1,876	$122,082,856
Money Market Mutual Fund	1,596,515	—	—	1,596,515

Total	$123,677,495	$—	$1,876	$123,679,371

Foreign Currency Exchange Contracts	$—	$517	$—	$517

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

LVIP Mid-Cap Value Fund–5

LVIP Mid-Cap Value Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Mid-Cap Value Fund–6

LVIP Mondrian International Value Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.36%
Australia–5.21%
Amcor	1,365,520	$13,192,843
AMP	2,604,669	14,128,063
QBE Insurance Group	830,170	11,676,555

		38,997,461

Belgium–0.00%
†*=Ageas VVPR Strip	17,029	0

		0

France–14.08%
Carrefour	397,778	10,888,738
Cie de Saint-Gobain	407,636	15,111,516
France Telecom	1,560,921	15,786,837
†*=GDF Suez VVPR Strip	60,186	0
Sanofi	205,315	20,862,519
†Societe Generale	152,921	5,024,038
Total	406,636	19,471,158
Vallourec	144,833	6,962,032
Vinci	249,668	11,247,698

		105,354,536

Germany–5.50%
Daimler	149,790	8,149,793
Deutsche Telekom	1,712,677	18,103,227
RWE	400,826	14,938,700

		41,191,720

■Hong Kong–0.51%
China Mobile	356,500	3,775,087

		3,775,087

Israel–2.61%
Teva Pharmaceutical Industries ADR	492,500	19,542,400

		19,542,400

Italy–2.84%
ENI	751,517	16,887,211
Intesa Sanpaolo	3,004,899	4,398,790

		21,286,001

Japan–21.46%
Astellas Pharma	342,500	18,411,240
Canon	664,500	24,354,878
HOYA	396,800	7,444,479
Kao	557,300	17,998,428
Nintendo	45,200	4,873,898
Seven&IHoldings	568,700	18,819,723
Shin-Etsu Chemical	90,900	5,996,909
Takeda Pharmaceutical	383,700	20,952,066
Tokio Marine Holdings	586,900	16,859,424
Tokyo Electron	163,500	6,930,469
Toyota Motor	299,400	15,346,914
Trend Micro	94,400	2,638,547

		160,626,975

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–6.51%
Koninklijke Ahold	1,344,886	$20,609,728
Reed Elsevier	762,446	13,062,168
Royal Dutch Shell Class A	465,481	15,028,825

		48,700,721

Singapore–4.34%
Jardine Matheson Holdings	144,400	9,400,440
Singapore Telecommunications	3,955,000	11,445,286
United Overseas Bank	705,857	11,595,958

		32,441,684

Spain–5.76%
Banco Santander	832,994	5,597,268
Iberdrola	4,371,026	20,355,698
Telefonica	1,274,549	17,138,359

		43,091,325

Switzerland–7.68%
†ABB	731,147	16,486,422
Novartis	312,321	22,186,468
†Zurich Insurance Group	67,602	18,810,372

		57,483,262

Taiwan–0.92%
Taiwan Semiconductor Manufacturing
ADR	399,716	6,871,118

		6,871,118

United Kingdom–20.94%
AMEC	465,579	7,470,397
BG Group	856,305	14,689,561
BP	2,355,829	16,462,416
Compass Group	1,265,426	16,160,727
GlaxoSmithKline	929,685	21,733,003
National Grid	1,709,623	19,872,303
Tesco	3,944,194	22,866,313
Unilever	513,074	21,703,793
Vodafone Group	5,558,882	15,761,063

		156,719,576

Total Common Stock (Cost $610,199,332)		736,081,866

MONEY MARKET MUTUAL FUND–1.09%
Dreyfus Treasury & Agency Cash Management Fund	8,164,447	8,164,447

Total Money Market Mutual Fund (Cost $8,164,447)		8,164,447

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.45% (Cost $618,363,779)	$744,246,313
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	4,108,023

NET ASSETS APPLICABLE TO 47,523,454 SHARES OUTSTANDING–100.00%	$748,354,336

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
*	If dividend payments are received, the tax witholding rate is at a reduced amount of 15%, rather than 25%.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”

The following foreign currency exchange contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	AUD	(29,839,500)	USD	30,957,407	4/30/13	$(31,869)
MNB	EUR	(667,894)	USD	854,704	4/2/13	(1,464)
MNB	GBP	242,958	USD	(367,109)	4/2/13	2,043

						$(31,290)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

EUR–European Monetary Unit

GBP–British Pound Sterling

MNB–Mellon National Bank

USD–United States Dollar

VVPR Strip–Dividend Coupon

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Mondrian International Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$627,390,082

Aggregate unrealized appreciation	$163,344,680
Aggregate unrealized depreciation	(46,488,449)

Net unrealized appreciation	$116,856,231

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $75,332,322 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in futures years, will expire as follows: $70,007,434 expires in 2017 and $5,324,888 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock	$736,081,866	$—	$736,081,866
Money Market Mutual Fund	8,164,447	—	8,164,447

Total	$744,246,313	$—	$744,246,313

Foreign Currency Exchange Contracts	$—	$(31,290)	$(31,290)

The value of Level 3 investments was zero at the end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund

Notes (continued)

2. Investments (continued)

international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Mondrian International Value Fund–5

LVIP Money Market Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Principal Amount°	Value (U.S. $)
CERTIFICATES OF DEPOSIT–12.20%
Bank of Montreal Chicago 0.14% 4/2/13	35,000,000	$35,000,000
Bank of Nova Scotia Houston 0.18% 4/16/13	20,625,000	20,625,000
Chase Bank USA 0.18% 6/4/13	15,000,000	15,000,000
National Bank of Canada New York 0.58% 6/13/13	10,000,000	10,000,000
Toronto Dominion Bank New York 0.35% 5/16/13	10,000,000	10,000,000

Total Certificates of deposit (Cost $90,625,000)		90,625,000

COMMERICAL PAPER–76.36%
Beverages–4.37%
Coca-Cola
≠0.21% 6/4/13	20,000,000	19,992,533
≠0.23% 5/14/13	12,500,000	12,496,566

		32,489,099

Capital Markets–1.53%
≠Credit Suisse 0.19% 5/28/13	11,350,000	11,346,586

		11,346,586

Colleges & Universities–21.87%
Brown University
≠0.15% 5/6/13	15,000,000	14,997,813
≠0.18% 7/16/13	14,280,000	14,272,432
Cornell University
≠0.16% 6/11/13	7,600,000	7,597,602
≠0.17% 6/20/13	8,900,000	8,896,638
≠0.20% 4/4/13	7,500,000	7,499,875
Dartmouth College
≠0.14% 5/21/13	7,500,000	7,498,542
≠0.16% 6/10/13	13,400,000	13,395,831
≠Duke University 0.14% 5/21/13	13,867,000	13,864,304
Emory University 0.17% 6/3/13	15,000,000	15,000,000
Leland Stanford Junior University
≠0.18% 6/20/13	18,250,000	18,242,700
≠0.21% 4/25/13	7,500,000	7,498,950
University of Chicago
≠0.17% 6/17/13	8,600,000	8,596,873
≠0.18% 7/17/13	15,000,000	14,991,975
≠Yale University 0.17% 5/1/13	10,150,000	10,148,562

		162,502,097

Commercial Banks–22.10%
Abbey National North America 0.17% 4/1/13	35,000,000	35,000,000
≠Bank of Nova Scotia 0.18% 5/6/13	15,000,000	14,997,375
BNP Paribas Canada 0.13% 4/1/13	35,000,000	35,000,000

	Principal Amount°	Value (U.S. $)
COMMERICAL PAPER (continued)
Commercial Banks (continued)
«Commonwealth Bank of Australia 0.255% 6/17/13	10,000,000	$9,994,546
≠DNB Bank 0.09% 4/3/13	35,000,000	34,999,825
Standard Chartered Bank
≠0.19% 5/6/13	3,000,000	2,999,446
≠0.20% 4/8/13	20,000,000	19,999,222
≠0.20% 5/14/13	11,250,000	11,247,313

		164,237,727

Consumer Finance–7.87%
≠American Honda Finance 0.14% 4/22/13	16,000,000	15,998,693
BMW US Capital 0.11% 4/1/13	5,250,000	5,250,000
≠0.13% 4/25/13	20,000,000	19,998,267
≠0.16% 4/2/13	9,750,000	9,749,957
≠Toyota Motor Credit 0.24% 8/27/13	7,500,000	7,492,600

		58,489,517

Diversified Financial Services–5.19%
CPPIB Capital
≠0.16% 6/13/13	8,615,000	8,612,205
≠0.20% 8/22/13	15,000,000	14,988,083
≠General Electric Capital 0.13% 4/15/13	14,925,000	14,924,245

		38,524,533

Health Care Equipment & Supplies–1.49%
≠Medtronic 0.18% 4/11/13	11,100,000	11,099,445

		11,099,445

Internet Software & Services–0.81%
≠Google 0.17% 6/11/13	6,000,000	5,997,988

		5,997,988

Oil, Gas & Consumable Fuels–1.01%
≠Baker Hughes 0.17% 4/11/13	7,500,000	7,499,646

		7,499,646

Pharmaceuticals–10.12%
Merck 0.09% 4/1/13	35,000,000	35,000,000
≠Novartis Finance 0.10% 4/2/13	30,650,000	30,649,915
«Roche Holdings 0.09% 4/23/13	9,535,000	9,534,476

		75,184,391

Total Commerical Paper (Cost $567,371,029)		567,371,029

CORPORATE BONDS–7.21%
Commercial Banks–3.39%
#National Australia Bank 144A 5.35% 6/12/13	10,000,000	10,091,087

LVIP Money Market Fund–1

LVIP Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
•Toronto-Dominion Bank 0.294% 5/30/13	3,500,000	$3,500,410
Wachovia 4.875% 2/15/14	3,983,000	4,133,707
Wells Fargo 4.95% 10/16/13	7,270,000	7,443,572

		25,168,776

Consumer Finance–1.28%
#•American Honda Finance 144A 0.448% 5/2/13	2,000,000	2,000,000
•Toyota Motor Credit 0.381% 7/25/13	7,500,000	7,500,000

		9,500,000

Diversified Financial Services–0.68%
General Electric Capital 5.40% 9/20/13	4,985,000	5,101,423

		5,101,423

Pharmaceuticals–1.86%
GlaxoSmithKline Capital 4.85% 5/15/13	7,500,000	7,539,216

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Wyeth 5.50% 2/1/14	6,000,000	$6,257,746

		13,796,962

Total Corporate Bonds (Cost $53,567,161)		53,567,161

MUNICIPAL BONDS–4.46%
California State Revenue Anticipation Notes Series A1 2.50% 6/20/13	10,000,000	10,045,209
•New York State Housing Finance Agency Revenue (Broadway) Series B 0.16% 5/1/44 (LOC-Wells Fargo Bank, NA)	3,450,000	3,450,000
Orange County, California Taxable Pension Obligation
Series A 0.58% 8/1/13	5,650,000	5,650,000
Series A 0.61% 11/1/13	14,000,000	14,000,000

Total Municipal Bonds (Cost $33,145,209)		33,145,209

TOTAL VALUE OF SECURITIES–100.23% (Cost $744,708,399)Δ	744,708,399
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(1,717,640)

NET ASSETS APPLICABLE TO 74,299,536 SHARES OUTSTANDING–100.00%	$742,990,759

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $12,091,087, which represents 1.63% of the Fund’s net assets. See Note 3 in “Notes.”
Δ	Also the cost for federal income tax purposes.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.
«	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2013, the aggregate value of these securites was $19,529,022, which represented 2.63% of the Fund’s net assets. See Note 3 in “Notes.”
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

LOC–Letter of Credit

LVIP Money Market Fund–2

LVIP Money Market Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Money Market Fund (Fund).

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends daily. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Money Market Fund–3

LVIP Money Market Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 2
Corporate Debt	$53,567,161
Municipal Bonds	33,145,209
Short-Term Investments	657,996,029

Total	$744,708,399

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Credit and Market Risk

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 54.24% of the Fund’s net assets at March 31, 2013. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Trust’s Board of Trustees has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligble for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of March 31, 2013, no securities have been determined to be illiquid. Section 4(2) and Rule 144A securities have been identified on the Schedule of Investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Money Market Fund–4

LVIP Protected American Balanced Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.25%
Asset Allocation Fund–20.32%
¯American Funds®– Capital Income Builder	3,016,333	$166,260,294

		166,260,294

Equity Funds–24.32%
¯American Funds®– AMCAP Fund	2,637,417	63,429,889
Mutual Fund	3,330,900	103,924,086
†American Funds Insurance Series®–Growth-Income Fund	754,035	31,661,925

		199,015,900

Fixed Income Funds–36.26%
¯American Funds®–Intermediate Bond Fund of America	1,139,176	15,618,099
†American Funds Insurance Series®–Bond Fund	16,605,271	187,473,505
High-Income Bond Fund	2,049,365	23,403,743
Mortgage Bond Fund	2,976,060	31,218,872
U.S. Government/AAA-Rated Securities Fund	3,063,583	38,968,780

		296,682,999

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–7.63%
¯American Funds®–EuroPacific Growth Fund	547,554	$23,210,819
New Perspective Fund	468,170	15,552,612
†American Funds Insurance Series®–Global Small Capitalization Fund	1,062,671	23,633,801

		62,397,232

International Fixed Income Fund–7.61%
†American Funds Insurance Series®–Global Bond Fund	5,161,225	62,295,990

		62,295,990

Money Market Fund–3.11%
Dreyfus Treasury & Agency Cash Management Fund	25,448,530	25,448,530

		25,448,530

Total Unaffiliated Investment Companies (Cost $804,116,269)		812,100,945

TOTAL VALUE OF SECURITIES–99.25% (Cost $804,116,269)	812,100,945
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	6,144,706

NET ASSETS APPLICABLE TO 77,181,430 SHARES OUTSTANDING–100.00%	$818,245,651

¯	Class R6 shares.
†	Class 1 shares.
ê	Includes $ $2,698,700 cash and $1,186,621 foreign currencies pledged as collateral for futures contracts.

LVIP Protected American Balanced Allocation Fund–1

LVIP Protected American Balanced Allocation Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
225	British Pound Currency	$21,110,234	$21,325,781	6/20/13	$215,547
114	E-mini MSCI Emerging Markets	6,007,272	5,856,180	6/22/13	(151,092)
54	E-mini Russell 2000 Index	5,031,860	5,124,060	6/22/13	92,200
543	E-mini S&P 500 Index	41,748,385	42,427,305	6/22/13	678,920
20	E-mini S&P MidCap 400 Index	2,241,523	2,302,000	6/22/13	60,477
12	Euro Currency	1,964,404	1,923,450	6/20/13	(40,954)
65	Euro STOXX 50 Index	2,237,446	2,127,999	6/25/13	(109,447)
227	FTSE 100 Index	21,732,117	21,905,561	6/25/13	173,444

		$102,073,241			$919,095

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected American Balanced Allocation Fund–2

LVIP Protected American Balanced Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Protected American Balanced Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$804,470,885

Aggregate unrealized appreciation	$10,490,339
Aggregate unrealized depreciation	(2,860,279)

Net unrealized appreciation	$7,630,060

LVIP Protected American Balanced Allocation Fund–3

LVIP Protected American Balanced Allocation Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$812,100,945

Futures Contracts	$919,095

There were no Level 3 securities at the beginning or the end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected American Balanced Allocation Fund–4

LVIP Protected American Growth Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.58%
Asset Allocation Fund–17.32%
¯American Funds®–Capital Income Builder	3,768,961	$207,745,138

		207,745,138

Equity Funds–32.88%
¯American Funds®–AMCAP Fund	4,325,369	104,025,129
Mutual Fund	5,975,525	186,436,393
†American Funds Insurance Series®–Growth-Income Fund	2,473,160	103,847,969

		394,309,491

Fixed Income Funds–19.94%
¯American Funds®–Intermediate Bond Fund of America	830,474	11,385,794
†American Funds Insurance Series®–Bond Fund	15,131,481	170,834,418
High-Income Bond Fund	1,991,869	22,747,141
Mortgage Bond Fund	3,256,295	34,158,532

		239,125,885

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–20.77%
¯American Funds®–EuroPacific Growth Fund	2,395,331	$101,538,069
New Perspective Fund	2,047,910	68,031,566
†American Funds Insurance Series®–Global Small Capitalization Fund	2,065,735	45,941,951
New World Fund	1,471,621	33,670,689

		249,182,275

International Fixed Income Fund–4.74%
†American Funds Insurance Series®–Global Bond Fund	4,706,502	56,807,484

		56,807,484

Money Market Fund–3.93%
Dreyfus Treasury & Agency Cash Management Fund	47,132,187	47,132,187

		47,132,187

Total Unaffiliated Investment Companies (Cost $1,173,970,229)		1,194,302,460

TOTAL VALUE OF SECURITIES–99.58% (Cost $1,173,970,229)	1,194,302,460
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	5,068,246

NET ASSETS APPLICABLE TO 111,168,170 SHARES OUTSTANDING–100.00%	$1,199,370,706

¯	Class R6 shares.
†	Class 1 shares.
ê	Includes $ $3,727,500 cash and $1,780,935 foreign currencies pledged as collateral for futures contracts.

LVIP Protected American Growth Allocation Fund–1

LVIP Protected American Growth Allocation Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
324	British Pound Currency	$30,398,012	$30,709,125	6/20/13	$311,113
212	E-mini MSCI Emerging Markets	11,180,707	10,890,440	6/22/13	(290,267)
63	E-mini Russell 2000 Index	5,877,143	5,978,070	6/22/13	100,927
711	E-mini S&P 500 Index	54,709,594	55,553,985	6/22/13	844,391
45	E-mini S&P MidCap 400 Index	5,043,523	5,179,500	6/22/13	135,977
28	Euro Currency	4,579,007	4,488,050	6/20/13	(90,957)
139	Euro STOXX 50 Index	4,789,585	4,550,645	6/25/13	(238,940)
316	FTSE 100 Index	30,245,642	30,494,085	6/25/13	248,443

		$146,823,213			$1,020,687

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected American Growth Allocation Fund–2

LVIP Protected American Growth Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Protected American Growth Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return for the open tax year December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,174,286,600

Aggregate unrealized appreciation	$23,160,264
Aggregate unrealized depreciation	(3,144,404)

Net unrealized appreciation	$20,015,860

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $1,098,807 and long-term losses of $1,472,131 will be carried forward under the Act.

LVIP Protected American Growth Allocation Fund–3

LVIP Protected American Growth Allocation Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$1,194,302,460

Futures Contracts	$1,020,687

There were no Level 3 securities at the beginning or the end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected American Growth Allocation Fund–4

LVIP Protected Profile Conservative Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–86.73%
Equity Funds–21.62%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,586,137	$20,603,920
LVIP SSgA S&P 500 Index Fund	16,397,769	184,704,472
LVIP SSgA Small-Cap Index Fund	936,401	20,593,338

		225,901,730

Fixed Income Funds–47.85%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	3,532,383	40,297,428
LVIP Delaware Bond Fund	26,642,847	378,807,993
LVIP Delaware Diversified Floating Rate Fund	4,942,048	50,369,354
LVIP JPMorgan High Yield Fund	2,654,587	30,373,789

		499,848,564

International Equity Funds–10.52%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	1,148,325	10,181,049
LVIP Mondrian International Value Fund	1,282,042	20,192,155
LVIP SSgA Developed International 150 Fund	3,661,623	29,662,806
LVIP SSgA Emerging Markets 100 Fund	969,555	9,616,048
LVIP SSgA International Index Fund	4,877,832	40,271,383

		109,923,441

International Fixed Income Fund–6.74%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	6,066,455	70,376,943

		70,376,943

Total Affiliated Investment Companies (Cost $831,008,815)		906,050,678

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–12.96%
Commodity Fund–0.98%
**PIMCO Commodity RealReturn Strategy Portfolio	1,555,073	$10,216,828

		10,216,828

Equity Funds–3.90%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	1,616,699	18,139,368
Delaware VIP Value Series	551,478	12,308,996
XFidelity® Variable Life Insurance Products–Fidelity VIP Mid Cap Portfolio	307,573	10,312,934

		40,761,298

Fixed Income Funds–5.23%
¯American Funds®–American Funds Mortgage Fund	1,921,968	19,469,535
*Delaware VIP® Trust–Delaware VIP Diversified Income Series	3,164,799	35,160,922

		54,630,457

Money Market Mutual Fund–2.85%
Dreyfus Treasury & Agency Cash Management Fund	29,820,222	29,820,222

		29,820,222

Total Unaffiliated Investment Companies (Cost $114,518,974)		135,428,805

TOTAL VALUE OF SECURITIES–99.69% (Cost $945,527,789)	1,041,479,483
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	3,217,125

NET ASSETS APPLICABLE TO 78,424,437 SHARES OUTSTANDING–100.00%	$1,044,696,608

¯	Class R6 shares.
†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
ê	Includes $3,934,000 cash and $1,247,520 foreign currencies pledged as collateral for futures contracts.
X	Initial Class.

LVIP Protected Profile Conservative Fund–1

LVIP Protected Profile Conservative Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
51	British Pound Currency	$4,785,869	$4,833,844	6/20/13	$47,975
105	E-mini MSCI Emerging Markets	5,557,236	5,393,850	6/22/13	(163,386)
130	E-mini Russell 2000 Index	12,131,616	12,335,700	6/22/13	204,084
820	E-mini S&P 500 Index	63,075,300	64,070,700	6/22/13	995,400
17	E-mini S&P MidCap 400 Index	1,904,973	1,956,700	6/22/13	51,727
68	Euro Currency	11,128,588	10,899,550	6/20/13	(229,038)
351	Euro STOXX 50 Index	12,096,463	11,491,195	6/25/13	(605,268)
51	FTSE 100 Index	4,883,898	4,921,514	6/25/13	37,616
28	Japanese Yen Currency	3,690,683	3,721,550	6/20/13	30,867
30	Nikkei 225	3,752,248	3,951,981	6/15/13	199,733

		$123,006,874			$569,710

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile Conservative Fund–2

LVIP Protected Profile Conservative Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile Conservative Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectus and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$953,574,300

Aggregate unrealized appreciation	$97,217,181
Aggregate unrealized depreciation	(9,311,998)

Net unrealized appreciation	$87,905,183

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Protected Profile Conservative Fund–3

LVIP Protected Profile Conservative Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$1,041,479,483

Futures Contracts	$569,710

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile Conservative Fund–4

LVIP Protected Profile Moderate Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–88.19%
Equity Funds–29.54%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	11,429,003	$148,462,747
LVIP SSgA S&P 500 Index Fund	72,861,228	820,708,877
LVIP SSgA Small-Cap Index Fund	5,059,583	111,270,339
†LVIP T. Rowe Price Growth Stock Fund	1,643,019	36,491,463

		1,116,933,426

Fixed Income Funds–31.96%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	12,730,803	145,233,005
LVIP Delaware Bond Fund	56,862,748	808,474,550
LVIP Delaware Diversified Floating Rate Fund	14,248,014	145,215,763
LVIP JPMorgan High Yield Fund	9,565,730	109,451,080

		1,208,374,398

International Equity Funds–20.94%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Emerging Markets Index RPM Fund	6,726,271	70,787,272
LVIP Clarion Global Real Estate Fund	8,276,872	73,382,750
LVIP MFS International Growth Fund	8,050,919	108,614,954
LVIP Mondrian International Value Fund	6,928,411	109,122,467
LVIP SSgA Developed International 150 Fund	17,592,761	142,518,953
LVIP SSgA Emerging Markets 100 Fund	7,015,536	69,580,086
LVIP SSgA International Index Fund	26,363,431	217,656,488

		791,662,970

International Fixed Income Fund–5.75%
*Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	18,740,165	217,404,652

		217,404,652

Total Affiliated Investment Companies (Cost $3,048,051,498)		3,334,375,446

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–11.50%
Commodity Fund–0.97%
**PIMCO CommodityRealReturn Strategy Portfolio	5,601,654	$36,802,866

		36,802,866

Equity Funds–4.67%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	4,476,338	50,224,513
Delaware VIP Value Series	2,327,972	51,960,345
XFidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	2,216,232	74,310,259

		176,495,117

Fixed Income Funds–2.64%
¯American Funds®–American Funds Mortgage Fund	1,690,928	17,129,097
*Delaware VIP® Trust– Delaware VIP Diversified Income Series	7,434,604	82,598,455

		99,727,552

Money Market Mutual Fund–3.22%
Dreyfus Treasury & Agency Cash Management Fund	121,809,628	121,809,628

		121,809,628

Total Unaffiliated Investment Companies (Cost $372,441,876)		434,835,163

TOTAL VALUE OF SECURITIES–99.69% (Cost $3,420,493,374)	3,769,210,609
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	11,641,353

NET ASSETS APPLICABLE TO 287,898,188 SHARES OUTSTANDING–100.00%	$3,780,851,962

¯	Class R6 shares.
†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $12,845,950 cash and $4,795,203 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile Moderate Fund–1

LVIP Protected Profile Moderate Fund

Schedule of Investments (continued)

X	Initial Class.

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
204	British Pound Currency	$19,164,339	$19,335,375	6/20/13	$171,036
767	E-mini MSCI Emerging Markets	40,101,221	39,400,790	6/22/13	(700,431)
351	E-mini Russell 2000 Index	33,276,509	33,306,390	6/22/13	29,881
2,441	E-mini S&P 500 Index	188,916,940	190,727,535	6/22/13	1,810,595
100	E-mini S&P MidCap 400 Index	11,314,625	11,510,000	6/22/13	195,375
269	Euro Currency	43,853,087	43,117,337	6/20/13	(735,750)
1,344	Euro STOXX 50 Index	45,765,056	44,000,475	6/25/13	(1,764,581)
207	FTSE 100 Index	19,838,514	19,975,555	6/25/13	137,041
103	Japanese Yen Currency	13,482,329	13,689,988	6/20/13	207,659
108	Nikkei 225	13,765,824	14,227,133	6/15/13	461,309

		$429,478,444			$(187,866)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile Moderate Fund–2

LVIP Protected Profile Moderate Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile Moderate Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectus and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,443,216,101

Aggregate unrealized appreciation	$353,662,766
Aggregate unrealized depreciation	(27,668,258)

Net unrealized appreciation	$325,994,508

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $48,961,588 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $36,929,226 expires in 2017 and $12,032,362 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment

LVIP Protected Profile Moderate Fund–3

LVIP Protected Profile Moderate Fund

Notes (continued)

2. Investments (continued)

capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$3,769,210,609

Futures Contracts	$(187,866)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile Moderate Fund–4

LVIP Protected Profile Growth Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–88.14%
Equity Funds–33.96%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	10,692,888	$138,900,619
LVIP SSgA S&P 500 Index Fund	86,064,516	969,430,704
LVIP SSgA Small-Cap Index Fund	4,733,488	104,098,860

		1,212,430,183

Fixed Income Funds–23.01%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	5,956,300	67,949,466
LVIP Delaware Bond Fund	43,417,023	617,303,229
LVIP Delaware Diversified Floating Rate Fund	6,665,849	67,938,333
LVIP JPMorgan High Yield Fund	5,966,890	68,273,161

		821,464,189

International Equity Funds–26.42%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Emerging Markets Index RPM Fund	6,294,266	66,240,855
LVIP Clarion Global Real Estate Fund	11,616,987	102,996,204
LVIP MFS International Growth Fund	7,532,677	101,623,340
LVIP Mondrian International Value Fund	6,481,714	102,086,999
LVIP SSgA Developed International 150 Fund	16,458,818	133,332,885
LVIP SSgA Emerging Markets 100 Fund	9,847,746	97,669,943
LVIP SSgA International Index Fund	41,107,697	339,385,144

		943,335,370

International Fixed Income Fund–4.75%
*Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	14,612,542	169,520,095

		169,520,095

Total Affiliated Investment Companies (Cost $2,899,585,314)		3,146,749,837

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–11.24%
Commodity Fund–1.93%
**PIMCO CommodityRealReturn Strategy Portfolio	10,481,906	$68,866,121

		68,866,121

Equity Funds–3.81%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	2,948,272	33,079,612
Delaware VIP Value Series	1,504,240	33,574,629
XFidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	2,073,499	69,524,411

		136,178,652

Fixed Income Funds–1.75%
¯American Funds®–American Funds Mortgage Fund	1,570,219	15,906,320
*Delaware VIP® Trust– Delaware VIP Diversified Income Series	4,199,355	46,654,834

		62,561,154

Money Market Fund–3.75%
Dreyfus Treasury & Agency Cash Management Fund	133,812,674	133,812,674

		133,812,674

Total Unaffiliated Investment Companies (Cost $361,853,910)		401,418,601

TOTAL VALUE OF SECURITIES–99.38% (Cost $3,261,439,224)	3,548,168,438
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.62%	22,182,411

NET ASSETS APPLICABLE TO 285,402,896 SHARES OUTSTANDING–100.00%	$3,570,350,849

¯	Class R6 shares.
†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $12,595,250 cash and $4,862,287 foreign currencies pledged as collateral for futures contracts.
X	Initial Class.

LVIP Protected Profile Growth Fund–1

LVIP Protected Profile Growth Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
216	British Pound Currency	$20,259,543	$20,472,750	6/20/13	$213,207
732	E-mini MSCI Emerging Markets	38,668,387	37,602,840	6/22/13	(1,065,547)
412	E-mini Russell 2000 Index	38,476,945	39,094,680	6/22/13	617,735
2,341	E-mini S&P 500 Index	180,015,145	182,914,035	6/22/13	2,898,890
69	E-mini S&P MidCap 400 Index	7,744,850	7,941,900	6/22/13	197,050
271	Euro Currency	44,302,456	43,437,913	6/20/13	(864,543)
1,338	Euro STOXX 50 Index	46,163,426	43,804,044	6/25/13	(2,359,382)
216	FTSE 100 Index	20,684,674	20,844,058	6/25/13	159,384
112	Japanese Yen Currency	14,742,168	14,886,200	6/20/13	144,032
116	Nikkei 225	14,531,800	15,280,994	6/15/13	749,194

		$425,589,394			$690,020

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile Growth Fund–2

LVIP Protected Profile Growth Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile Growth Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectus and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,278,938,137

Aggregate unrealized appreciation	$292,463,731
Aggregate unrealized depreciation	(23,233,430)

Net unrealized appreciation	$269,230,301

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $97,699,319 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $76,572,515 expires in 2017 and $20,846,885 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment

LVIP Protected Profile Growth Fund–3

LVIP Protected Profile Growth Fund

Notes (continued)

2. Investments (continued)

capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $279,919 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$3,548,168,438

Futures Contracts	$690,020

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile Growth Fund–4

LVIP Protected Profile 2010 Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–95.19%
Equity Funds–34.73%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	14,329	$548,481
LVIP SSgA S&P 500 Index Fund	1,456,560	16,406,687
LVIP SSgA Small-Cap Index Fund	75,020	1,649,838
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	31,354	547,511

		19,152,517

Fixed Income Funds–39.99%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	518,426	5,914,198
LVIP Delaware Bond Fund	113,511	1,613,899
LVIP Delaware Diversified Floating Rate Fund	211,022	2,150,731
LVIP SSgA Bond Index Fund	1,071,402	12,369,337

		22,048,165

International Equity Funds–13.66%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	122,587	1,086,859
LVIP SSgA International Index Fund	780,935	6,447,399

		7,534,258

International Fixed Income Fund–6.81%
*Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	323,761	3,755,948

		3,755,948

Total Affiliated Investment Companies (Cost $41,686,461)		52,490,888

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–4.59%
Commodity Fund–1.00%
**PIMCO CommodityRealReturn Strategy Portfolio	83,636	$549,490

		549,490

Fixed Income Fund–0.97%
†American Funds®–Mortgage FundSM	51,260	537,720

		537,720

International Equity Fund–0.96%
*Delaware VIP Trust– Delaware VIP Emerging Markets Series	26,195	527,309

		527,309

Money Market Fund–1.66%
Dreyfus Treasury & Agency Cash Management Fund	916,591	916,591

		916,591

Total Unaffiliated Investment Companies (Cost $2,310,533)		2,531,110

TOTAL VALUE OF SECURITIES–99.78% (Cost $43,996,994)	55,021,998
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	120,985

NET ASSETS APPLICABLE TO 4,730,941 SHARES OUTSTANDING–100.00%.	$55,142,983

*	Standard Class shares.
**	Institutional Class shares.
†	Class 1 shares.
«	Includes $109,700 cash and $36,320 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile 2010 Fund–1

LVIP Protected Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	British Pound Currency	$(187,594)	$(189,562)	6/20/13	$(1,968)
(4)	E-mini MSCI Emerging Markets	(211,491)	(205,480)	6/22/13	6,011
(3)	E-mini Russell 2000 Index	(279,369)	(284,670)	6/22/13	(5,301)
(22)	E-mini S&P 500 Index	(1,691,530)	(1,718,970)	6/22/13	(27,440)
(1)	E-mini S&P MidCap 400 Index	(112,043)	(115,100)	6/22/13	(3,057)
(2)	Euro Currency	(327,882)	(320,575)	6/20/13	7,307
(9)	Euro STOXX 50 Index	(310,539)	(294,646)	6/25/13	15,893
(2)	FTSE 100 Index	(191,543)	(193,001)	6/25/13	(1,458)
(1)	Japanese Yen Currency	(131,878)	(132,912)	6/20/13	(1,034)
(1)	Nikkei 225 (OSE)	(125,063)	(131,733)	6/15/13	(6,670)

		$(3,568,932)			$(17,717)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile 2010 Fund–2

LVIP Protected Profile 2010 Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Protected Profile 2010 Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$44,375,324

Aggregate unrealized appreciation	$11,025,004
Aggregate unrealized depreciation	(378,330)

Net unrealized appreciation	$10,646,674

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $2,870,651 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment

LVIP Protected Profile 2010 Fund–3

LVIP Protected Profile 2010 Fund

Notes (continued)

2. Investments (continued)

capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$55,021,998

Futures Contracts	$(17,717)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile 2010 Fund–4

LVIP Protected Profile 2020 Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–93.34%
Equity Funds–39.31%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	48,014	$1,942,155
LVIP Delaware Special Opportunities Fund	50,402	1,929,300
LVIP SSgA S&P 500 Index Fund	5,636,195	63,486,095
LVIP SSgA Small-Cap Index Fund	263,863	5,802,874
LVIP SSgA Small-Mid Cap 200 Fund	137,505	1,936,076
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	110,296	1,925,989

		77,022,489

Fixed Income Funds–30.90%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	1,326,592	15,133,761
LVIP Delaware Bond Fund	133,125	1,892,778
LVIP Delaware Diversified Floating Rate Fund	556,826	5,675,174
LVIP SSgA Bond Index Fund	3,277,944	37,843,867

		60,545,580

International Equity Funds–17.35%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	431,268	3,823,623
LVIP SSgA Emerging Markets 100 Fund	182,501	1,810,042
LVIP SSgA International Index Fund	3,435,607	28,364,373

		33,998,038

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–5.78%
*Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	976,403	$11,327,249

		11,327,249

Total Affiliated Investment Companies (Cost $147,568,068)		182,893,356

UNAFFILIATED INVESTMENT COMPANIES–6.48%
Commodity Fund–1.96%
**PIMCO CommodityRealReturn Strategy Portfolio	584,178	3,838,052

		3,838,052

International Equity Fund–1.89%
*Delaware VIP Trust– Delaware VIP Emerging Markets Series	184,350	3,710,973

		3,710,973

Money Market Fund–2.63%
Dreyfus Treasury & Agency Cash Management Fund	5,151,910	5,151,910

		5,151,910

Total Unaffiliated Investment Companies (Cost $11,679,559)		12,700,935

TOTAL VALUE OF SECURITIES–99.82% (Cost $159,247,627)	195,594,291
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	347,643

NET ASSETS APPLICABLE TO 17,438,873 SHARES OUTSTANDING–100.00%	$195,941,934

*	Standard Class shares.
**	Institutional Class shares.
«	Includes $363,200 cash and $133,355 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile 2020 Fund–1

LVIP Protected Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7)	British Pound Currency	$(656,579)	$(663,468)	6/20/13	$(6,889)
(18)	E-mini MSCI Emerging Markets	(951,620)	(924,660)	6/22/13	26,960
(10)	E-mini Russell 2000 Index	(931,229)	(948,900)	6/22/13	(17,671)
(68)	E-mini S&P 500 Index	(5,228,367)	(5,313,180)	6/22/13	(84,813)
(4)	E-mini S&P MidCap 400 Index	(448,191)	(460,400)	6/22/13	(12,209)
(8)	Euro Currency	(1,311,526)	(1,282,300)	6/20/13	29,226
(33)	Euro STOXX 50 Index	(1,137,555)	(1,080,369)	6/25/13	57,186
(7)	FTSE 100 Index	(670,399)	(675,502)	6/25/13	(5,103)
(4)	Japanese Yen Currency	(527,513)	(531,650)	6/20/13	(4,137)
(4)	Nikkei 225 (OSE)	(500,253)	(526,931)	6/15/13	(26,678)

		$(12,363,232)			$(44,128)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile 2020 Fund–2

LVIP Protected Profile 2020 Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile 2020 Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$160,673,014

Aggregate unrealized appreciation	$36,543,965
Aggregate unrealized depreciation	(1,622,688)

Net unrealized appreciation	$34,921,277

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $8,722,199 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment

LVIP Protected Profile 2020 Fund–3

LVIP Protected Profile 2020 Fund

Notes (continued)

2. Investments (continued)

capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$195,594,291

Futures Contracts	$(44,128)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile 2020 Fund–4

LVIP Protected Profile 2030 Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–90.33%
Equity Funds–41.71%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	50,285	$2,034,032
LVIP Delaware Special Opportunities Fund	52,789	2,020,654
LVIP MFS Value Fund	69,830	2,021,088
LVIP SSgA S&P 500 Index Fund	6,439,785	72,537,741
LVIP SSgA Small-Mid Cap 200 Fund	144,003	2,027,563
†LVIP T. Rowe Price Growth Stock Fund	89,662	1,991,389
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	231,046	4,034,522

		86,666,989

Fixed Income Funds–23.85%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	521,095	5,944,647
LVIP Delaware Diversified Floating Rate Fund	194,420	1,981,524
LVIP SSgA Bond Index Fund	3,605,243	41,622,534

		49,548,705

International Equity Funds–20.01%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	451,719	4,004,940
LVIP Mondrian International Value Fund	252,224	3,972,530
LVIP SSgA Emerging Markets 100 Fund	191,253	1,896,844
LVIP SSgA International Index Fund	3,838,438	31,690,141

		41,564,455

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.76%
*Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	852,304	$9,887,578

		9,887,578

Total Affiliated Investment Companies (Cost $153,238,660)		187,667,727

UNAFFILIATED INVESTMENT COMPANIES–9.58%
Commodity Fund–2.90%
**PIMCO CommodityRealReturn Strategy Portfolio	917,691	6,029,227

		6,029,227

International Equity Fund–2.81%
*Delaware VIP Trust– Delaware VIP Emerging Markets Series	289,722	5,832,100

		5,832,100

Money Market Fund–3.87%
Dreyfus Treasury & Agency Cash Management Fund	8,037,045	8,037,045

		8,037,045

Total Unaffiliated Investment Companies (Cost $18,684,531)		19,898,372

TOTAL VALUE OF SECURITIES–99.91% (Cost $171,923,191)	207,566,099
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	194,692

NET ASSETS APPLICABLE TO 18,696,720 SHARES OUTSTANDING–100.00%	$207,760,791

†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $310,650 cash and $123,530 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile 2030 Fund–1

LVIP Protected Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7)	British Pound Currency	$(656,580)	$(663,469)	6/20/13	$(6,889)
(17)	E-mini MSCI Emerging Markets	(898,667)	(873,290)	6/22/13	25,377
(4)	E-mini Russell 2000 Index	(372,492)	(379,560)	6/22/13	(7,068)
(61)	E-mini S&P 500 Index	(4,690,153)	(4,766,235)	6/22/13	(76,082)
(4)	E-mini S&P MidCap 400 Index	(448,191)	(460,400)	6/22/13	(12,209)
(7)	Euro Currency	(1,147,586)	(1,122,013)	6/20/13	25,573
(29)	Euro STOXX 50 Index	(1,001,005)	(949,415)	6/25/13	51,590
(7)	FTSE 100 Index	(670,399)	(675,502)	6/25/13	(5,103)
(4)	Japanese Yen Currency	(527,513)	(531,650)	6/20/13	(4,137)
(4)	Nikkei 225 (OSE)	(500,253)	(526,931)	6/15/13	(26,678)

		$(10,912,839)			$(35,626)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile 2030 Fund–2

LVIP Protected Profile 2030 Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Protected Profile 2030 Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$173,499,988

Aggregate unrealized appreciation	$35,903,351
Aggregate unrealized depreciation	(1,837,240)

Net unrealized appreciation	$34,066,111

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $5,857,775 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment

LVIP Protected Profile 2030 Fund–3

LVIP Protected Profile 2030 Fund

Notes (continued)

2. Investments (continued)

capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$207,566,099

Futures Contracts	$(35,626)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile 2030 Fund–4

LVIP Protected Profile 2040 Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–89.39%
Equity Funds–47.01%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	68,906	$2,787,246
LVIP Delaware Special Opportunities Fund	72,334	2,768,819
LVIP MFS Value Fund	95,685	2,769,397
LVIP SSgA S&P 500 Index Fund	4,780,136	53,843,449
LVIP SSgA Small-Mid Cap 200 Fund	98,660	1,389,133
†LVIP T. Rowe Price Growth Stock Fund	61,436	1,364,486
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	158,304	2,764,297

		67,686,827

Fixed Income Fund–12.26%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	1,529,269	17,655,412

		17,655,412

International Equity Funds–26.35%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	464,279	4,116,293
LVIP MFS International Growth Fund	402,285	5,427,231
LVIP Mondrian International Value Fund	345,607	5,443,318
LVIP SSgA Emerging Markets 100 Fund	262,120	2,599,707
LVIP SSgA International Index Fund	2,464,806	20,349,440

		37,935,989

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.77%
*Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	467,190	$5,419,877

		5,419,877

Total Affiliated Investment Companies (Cost $101,740,645)		128,698,105

UNAFFILIATED INVESTMENT COMPANIES–10.62%
Commodity Fund–2.87%
**PIMCO CommodityRealReturn Strategy Portfolio	628,725	4,130,721

		4,130,721

International Equity Fund–2.78%
*Delaware VIP Trust– Delaware VIP Emerging Markets Series	198,529	3,996,380

		3,996,380

Money Market Fund–4.97%
Dreyfus Treasury & Agency Cash Management Fund	7,159,016	7,159,016

		7,159,016

Total Unaffiliated Investment Companies (Cost $14,427,917)		15,286,117

TOTAL VALUE OF SECURITIES–100.01% (Cost $116,168,562)	143,984,222
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(10,954)

NET ASSETS APPLICABLE TO 13,643,124 SHARES OUTSTANDING–100.00%	$143,973,268

†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $233,750 cash and $91,935 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile 2040 Fund–1

LVIP Protected Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5)	British Pound Currency	$(468,985)	$(473,906)	6/20/13	$(4,921)
(16)	E-mini MSCI Emerging Markets	(845,644)	(821,920)	6/22/13	23,724
(4)	E-mini Russell 2000 Index	(372,492)	(379,560)	6/22/13	(7,068)
(43)	E-mini S&P 500 Index	(3,306,173)	(3,359,805)	6/22/13	(53,632)
(4)	E-mini S&P MidCap 400 Index	(448,191)	(460,400)	6/22/13	(12,209)
(5)	Euro Currency	(819,704)	(801,437)	6/20/13	18,267
(24)	Euro STOXX 50 Index	(828,418)	(785,723)	6/25/13	42,695
(5)	FTSE 100 Index	(478,856)	(482,501)	6/25/13	(3,645)
(2)	Japanese Yen Currency	(263,757)	(265,825)	6/20/13	(2,068)
(2)	Nikkei 225 (OSE)	(250,126)	(263,465)	6/15/13	(13,339)

		$(8,082,346)			$(12,196)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile 2040 Fund–2

LVIP Protected Profile 2040 Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Protected Profile 2040 Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$118,200,524

Aggregate unrealized appreciation	$27,994,533
Aggregate unrealized depreciation	(2,210,835)

Net unrealized appreciation	$25,783,698

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $3,856,343 may be carried forward and applied against future capital gains. Capital loss carryforwards of $3,487,222, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss,

LVIP Protected Profile 2040 Fund–3

LVIP Protected Profile 2040 Fund

Notes (continued)

2. Investments (continued)

whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $369,121 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$143,984,222

Futures Contracts	$(12,196)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile 2040 Fund–4

LVIP Protected Profile 2050 Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–86.51%
Equity Funds–50.62%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	6,652	$269,090
LVIP Delaware Special Opportunities Fund	13,967	534,613
LVIP MFS Value Fund	18,476	534,737
LVIP SSgA S&P 500 Index Fund	1,017,664	11,462,968
LVIP SSgA Small-Cap Index Fund	12,184	267,961
LVIP SSgA Small-Mid Cap 200 Fund	38,098	536,421
†LVIP T. Rowe Price Growth Stock Fund	11,864	263,511
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	30,593	534,216

		14,403,517

Fixed Income Fund–3.69%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	90,884	1,049,257

		1,049,257

International Equity Funds–32.20%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	89,658	794,908
LVIP MFS International Growth Fund	58,266	786,072
LVIP Mondrian International Value Fund	66,742	1,051,194
LVIP SSgA Emerging Markets 100 Fund	50,636	502,206
LVIP SSgA International Index Fund	729,938	6,026,371

		9,160,751

Total Affiliated Investment Companies (Cost $21,546,458)		24,613,525

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–13.23%
Commodity Fund–2.80%
**PIMCO CommodityRealReturn Strategy Portfolio	121,383	$797,488

		797,488

International Equity Fund–3.62%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	51,126	1,029,174

		1,029,174

Money Market Fund–6.81%
Dreyfus Treasury & Agency Cash Management Fund	1,936,115	1,936,115

		1,936,115

Total Unaffiliated Investment Companies (Cost $3,620,804)		3,762,777

TOTAL VALUE OF SECURITIES–99.74% (Cost $25,167,262)	28,376,302
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	73,616

NET ASSETS APPLICABLE TO 2,848,724 SHARES OUTSTANDING–100.00%.	$28,449,918

†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $38,250 cash and $29,472 foreign currencies pledged as collateral for futures contracts.

LVIP Protected Profile 2050 Fund–1

LVIP Protected Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	E-mini S&P 500 Index	$(691,990)	$(703,215)	6/22/13	$(11,225)
(3)	Euro Currency	(491,822)	(480,862)	6/20/13	10,960
(12)	Euro STOXX 50 Index	(414,209)	(392,862)	6/25/13	21,347

		$(1,598,021)			$21,082

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile 2050 Fund–2

LVIP Protected Profile 2050 Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln variable Insurance Products Trust (LVIP or the Trust)–LVIP Protected Profile 2050 Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$25,444,360

Aggregate unrealized appreciation	$3,235,209
Aggregate unrealized depreciation	(303,267)

Net unrealized appreciation	$2,931,942

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $179,276 will be carried forward under the Act.

LVIP Protected Profile 2050 Fund–3

LVIP Protected Profile 2050 Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$28,376,302

Futures Contracts	$21,082

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile 2050 Fund–4

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.86%
Aerospace & Defense–2.30%
Boeing	163,318	$14,020,850
General Dynamics	78,594	5,541,663
Honeywell International	191,001	14,391,925
L-3 Communications Holdings	21,479	1,738,081
Lockheed Martin	65,708	6,342,136
Northrop Grumman	57,889	4,060,913
Precision Castparts	35,060	6,648,077
Raytheon	78,246	4,600,082
Rockwell Collins	32,267	2,036,693
Textron	65,349	1,948,054
United Technologies	205,300	19,181,179

		80,509,653

Air Freight & Logistics–0.75%
Expeditors International of Washington	52,471	1,873,739
FedEx	70,240	6,897,568
Robinson (C.H.) Worldwide	39,325	2,338,265
United Parcel Service Class B	174,291	14,971,597

		26,081,169

Airlines–0.07%
Southwest Airlines	182,562	2,460,936

		2,460,936

Auto Components–0.34%
†Borg Warner	28,600	2,211,924
Delphi Automotive	69,400	3,081,360
†Goodyear Tire & Rubber	62,180	784,090
Johnson Controls	165,255	5,795,493

		11,872,867

Automobiles–0.44%
Ford Motor	956,546	12,578,580
Harley-Davidson	55,393	2,952,447

		15,531,027

Beverages–2.36%
Beam	37,193	2,363,243
Brown-Forman Class B	35,411	2,528,345
Coca-Cola	931,460	37,668,242
Coca-Cola Enterprises	63,909	2,359,520
†Constellation Brands Class A	38,150	1,817,466
Dr Pepper Snapple Group	49,200	2,309,940
Molson Coors Brewing Class B	37,960	1,857,383
†Monster Beverage	36,800	1,756,832
PepsiCo	375,125	29,676,139

		82,337,110

Biotechnology–1.83%
†Alexion Pharmaceuticals	46,600	4,293,724
Amgen	181,196	18,574,402
†Biogen Idec	56,769	10,951,308
†Celgene	102,201	11,846,118

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Gilead Sciences	370,778	$18,142,168

		63,807,720

Building Products–0.05%
Masco	83,627	1,693,447

		1,693,447

Capital Markets–2.02%
Ameriprise Financial	50,206	3,697,672
Bank of New York Mellon	284,634	7,966,906
BlackRock	30,175	7,751,354
†E Trade Financial	66,755	714,946
Franklin Resources	33,364	5,031,625
Goldman Sachs Group	106,616	15,688,544
Invesco	105,100	3,043,696
Legg Mason	29,033	933,411
Morgan Stanley	328,606	7,222,760
Northern Trust	51,317	2,799,856
Schwab (Charles)	270,393	4,783,252
*State Street	108,899	6,434,842
T. Rowe Price Group	61,078	4,572,910

		70,641,774

Chemicals–2.35%
Air Products & Chemicals	50,704	4,417,332
Airgas	17,400	1,725,384
CF Industries Holdings	14,730	2,804,150
Dow Chemical	294,213	9,367,742
duPont (E.I.) deNemours	227,963	11,206,661
Eastman Chemical	36,948	2,581,557
Ecolab	63,839	5,118,611
FMC	33,800	1,927,614
International Flavors & Fragrances	19,872	1,523,586
LyondellBasell Industries Class A	89,900	5,689,771
Monsanto	128,666	13,590,990
Mosaic	64,200	3,826,962
PPG Industries	35,133	4,705,714
Praxair	72,433	8,079,177
Sherwin-Williams	20,240	3,418,334
Sigma-Aldrich	28,454	2,210,307

		82,193,892

Commercial Banks–2.68%
BB&T	169,178	5,310,497
Comerica	46,161	1,659,488
Fifth Third Bancorp	218,737	3,567,600
First Horizon National	64,695	690,943
Huntington Bancshares	206,446	1,525,636
KeyCorp	226,944	2,260,362
M&T Bank	28,521	2,942,226
PNC Financial Services Group	129,223	8,593,330
Regions Financial	340,833	2,791,422
SunTrust Banks	124,962	3,600,155

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
U.S. Bancorp	453,972	$15,403,270
Wells Fargo	1,190,898	44,051,317
Zions Bancorp	43,621	1,090,089

		93,486,335

Commercial Services & Supplies–0.56%
ADT	53,500	2,618,290
Avery Dennison	25,073	1,079,894
Cintas	26,626	1,175,005
Iron Mountain	41,603	1,510,606
Pitney Bowes	52,168	775,216
Republic Services	72,540	2,393,820
†Stericycle	20,400	2,166,072
Tyco International	113,400	3,628,800
Waste Management	105,974	4,155,241

		19,502,944

Communications Equipment–1.87%
Cisco Systems	1,296,574	27,111,362
†F5 Networks	19,600	1,745,968
Harris	26,500	1,228,010
†JDS Uniphase	58,402	780,835
†Juniper Networks	121,493	2,252,480
Motorola Solutions	67,362	4,313,189
QUALCOMM	417,763	27,969,233

		65,401,077

Computers & Peripherals–4.04%
Apple	227,898	100,874,484
Dell	353,241	5,061,944
†EMC	513,177	12,259,799
Hewlett-Packard	476,629	11,362,835
†NetApp	88,003	3,006,182
†SanDisk	55,804	3,069,220
Seagate Technology	80,900	2,957,704
Western Digital	50,300	2,529,084

		141,121,252

Construction & Engineering–0.16%
Fluor	39,220	2,601,463
†Jacobs Engineering Group	29,970	1,685,513
†Quanta Services	49,000	1,400,420

		5,687,396

Construction Materials–0.05%
Vulcan Materials	32,779	1,694,674

		1,694,674

Consumer Finance–0.89%
American Express	234,140	15,795,084
Capital One Financial	138,310	7,600,135
Discover Financial Services	119,290	5,348,964

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
SLM	111,992	$2,293,596

		31,037,779

Containers & Packaging–0.19%
Ball	38,672	1,840,014
Bemis	24,634	994,228
MeadWestvaco	40,043	1,453,561
†Owens-Illinois	40,900	1,089,985
Sealed Air	46,903	1,130,831

		6,508,619

Distributor–0.08%
Genuine Parts	37,344	2,912,832

		2,912,832

Diversified Consumer Services–0.06%
†Apollo Group Class A	19,315	335,888
Block (H&R)	62,056	1,825,688

		2,161,576

Diversified Financial Services–3.64%
Bank of America	2,630,074	32,034,301
Citigroup	738,568	32,674,248
CME Group	73,605	4,518,611
†IntercontinentalExchange	17,544	2,860,900
JPMorgan Chase	929,847	44,130,539
Leucadia National	70,571	1,935,763
McGraw-Hill	65,501	3,411,292
Moody’s	46,008	2,453,147
NASDAQ OMX Group	30,000	969,000
NYSE Euronext	56,456	2,181,460

		127,169,261

Diversified Telecommunication Services–2.59%
AT&T	1,334,017	48,945,084
CenturyLink	153,767	5,401,835
Frontier Communications	232,854	926,759
Verizon Communications	694,749	34,146,913
Windstream	150,964	1,200,164

		90,620,755

Electric Utilities–1.93%
American Electric Power	117,251	5,701,916
Duke Energy	171,934	12,480,689
Edison International	76,821	3,865,633
Entergy	41,593	2,630,341
Exelon	205,977	7,102,087
FirstEnergy	97,254	4,104,119
NextEra Energy	101,849	7,911,630
Northeast Utilities	74,898	3,255,067
Pepco Holdings	55,754	1,193,136
Pinnacle West Capital	27,253	1,577,676
PPL	135,359	4,238,090
Southern	212,289	9,960,600

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	118,950	$3,532,815

		67,553,799

Electrical Equipment–0.65%
Eaton	115,326	7,063,718
Emerson Electric	176,328	9,851,445
Rockwell Automation	32,946	2,844,887
Roper Industries	22,700	2,889,937

		22,649,987

Electronic Equipment, Instruments & Components–0.42%
Amphenol Class A	37,600	2,806,840
Corning	344,156	4,587,599
FLIR Systems	37,500	975,375
Jabil Circuit	46,731	863,589
Molex	32,645	955,846
TE Connectivity	102,500	4,297,825

		14,487,074

Energy Equipment & Services–1.80%
Baker Hughes	106,423	4,939,091
†Cameron International	59,390	3,872,228
Diamond Offshore Drilling	16,400	1,140,784
ENSCO Class A	54,900	3,294,000
†FMC Technologies	58,100	3,160,059
Halliburton	227,708	9,201,680
Helmerich & Payne	24,400	1,481,080
Nabors Industries	67,394	1,093,131
National Oilwell Varco	102,815	7,274,161
Noble	59,000	2,250,850
†Rowan Class A	30,610	1,082,370
Schlumberger	323,082	24,195,611

		62,985,045

Food & Staples Retailing–2.36%
Costco Wholesale	106,281	11,277,477
CVS Caremark	299,921	16,492,656
Kroger	125,877	4,171,564
Safeway	56,296	1,483,400
Sysco	142,391	5,007,891
Walgreen	210,079	10,016,567
Wal-Mart Stores	406,687	30,432,388
Whole Foods Market	40,421	3,506,522

		82,388,465

Food Products–1.84%
Archer-Daniels-Midland	159,222	5,370,558
Campbell Soup	45,060	2,043,922
ConAgra Foods	99,881	3,576,739
†Dean Foods	46,498	843,009
General Mills	158,266	7,804,096
Heinz (H.J.)	77,416	5,594,854
Hershey	36,795	3,220,666

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Hormel Foods	31,600	$1,305,712
Kellogg	58,371	3,760,844
Kraft Foods Group	141,426	7,287,682
McCormick	31,423	2,311,162
Mead Johnson Nutrition	49,309	3,818,982
Mondelez International Class A	433,680	13,274,945
Smucker (J.M.)	25,853	2,563,583
Tyson Foods Class A	67,182	1,667,457

		64,444,211

Gas Utilities–0.10%
AGL Resources	27,000	1,132,650
ONEOK	47,900	2,283,393

		3,416,043

Health Care Equipment & Supplies–2.10%
Abbott Laboratories	382,984	13,526,995
Bard (C.R.)	18,290	1,843,266
Baxter International	133,402	9,690,321
Becton Dickinson	47,777	4,567,959
†Boston Scientific	325,139	2,539,336
†CareFusion	54,257	1,898,452
Covidien	115,500	7,835,520
DENTSPLY International	32,200	1,365,924
†Edwards Lifesciences	26,900	2,210,104
†Intuitive Surgical	9,500	4,666,305
Medtronic	242,433	11,384,654
St. Jude Medical	65,115	2,633,251
Stryker	68,631	4,477,486
†Varian Medical Systems	25,225	1,816,200
Zimmer Holdings	41,006	3,084,471

		73,540,244

Health Care Providers & Services–1.82%
Aetna	77,710	3,972,535
AmerisourceBergen	57,720	2,969,694
Cardinal Health	80,715	3,359,358
CIGNA	68,770	4,289,185
Coventry Health Care	33,148	1,558,950
†DaVita HealthCare Partners	19,900	2,359,941
†Express Scripts Holding	195,704	11,282,336
Humana	38,082	2,631,847
†Laboratory Corporation of America Holdings	22,917	2,067,113
McKesson	55,292	5,969,324
Patterson	18,876	718,043
Quest Diagnostics	37,166	2,098,021
†Tenet Healthcare	27,117	1,290,227
UnitedHealth Group	246,086	14,078,580
WellPoint	73,570	4,872,541

		63,517,695

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.09%
†Cerner	34,700	$3,287,825

		3,287,825

Hotels, Restaurants & Leisure–1.75%
Carnival	103,573	3,552,554
†Chipotle Mexican Grill	7,800	2,541,786
Darden Restaurants	32,538	1,681,564
International Game Technology	63,367	1,045,556
Marriott International Class A	60,527	2,556,055
McDonald’s	243,891	24,313,494
Starbucks	180,282	10,268,863
Starwood Hotels & Resorts Worldwide	46,444	2,959,876
Wyndham Worldwide	32,769	2,112,945
Wynn Resorts	18,500	2,315,460
Yum Brands	110,303	7,935,198

		61,283,351

Household Durables–0.32%
D.R.Horton	64,559	1,568,784
Garmin	27,800	918,512
Harman International Industries	15,020	670,343
Leggett & Platt	33,181	1,120,854
Lennar Class A	37,307	1,547,494
Newell Rubbermaid	66,194	1,727,663
†PulteGroup	78,095	1,580,643
Whirlpool	17,782	2,106,456

		11,240,749

Household Products–2.17%
Clorox	31,331	2,773,733
Colgate-Palmolive	107,259	12,659,780
Kimberly-Clark	94,772	9,285,761
Procter & Gamble	663,544	51,132,701
		75,851,975
Independent Power Producers & Energy Traders–0.11%
AES	143,056	1,798,214
NRG Energy	77,600	2,055,624

		3,853,838

Industrial Conglomerates–2.39%
3M	154,657	16,441,586
Danaher	141,772	8,811,130
General Electric	2,525,316	58,385,306

		83,638,022

Insurance–4.04%
ACE	81,100	7,215,467
AFLAC	114,791	5,971,428
Allstate	112,558	5,523,221
†American International Group	359,919	13,972,056
Aon	76,422	4,699,953
Assurant	20,244	911,182
†Berkshire Hathaway Class B	443,102	46,171,228

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Chubb	63,263	$5,537,410
Cincinnati Financial	35,239	1,662,928
†Genworth Financial	119,594	1,195,940
Hartford Financial Services Group	101,743	2,624,969
*Lincoln National	63,683	2,076,703
Loews	76,310	3,362,982
Marsh & McLennan	131,850	5,006,345
MetLife	261,826	9,954,625
Principal Financial Group	63,782	2,170,501
Progressive	132,812	3,356,159
Prudential Financial	113,980	6,723,680
Torchmark	23,306	1,393,699
Travelers	90,724	7,638,054
Unum Group	69,536	1,964,392
XL Group	69,677	2,111,213

		141,244,135

Internet & Catalog Retail–1.07%
†Amazon.com	88,434	23,566,777
Expedia	21,314	1,279,053
†Netflix	13,800	2,613,858
†priceline.com	12,210	8,399,625
†TripAdvisor	25,714	1,350,499

		37,209,812

Internet Software & Services–2.16%
†Akamai Technologies	40,597	1,432,668
†eBay	284,309	15,415,234
†Google Class A	64,826	51,473,789
†VeriSign	35,659	1,685,958
†Yahoo	230,686	5,428,042

		75,435,691

IT Services–3.75%
Accenture Class A	154,800	11,760,156
Automatic Data Processing	116,845	7,597,262
†Cognizant Technology Solutions
Class A	74,081	5,675,345
Computer Sciences	36,721	1,807,775
Fidelity National Information Services	69,814	2,766,031
†Fiserv	30,651	2,692,077
International Business Machines	254,440	54,272,052
MasterCard Class A	25,700	13,907,041
Paychex	76,254	2,674,228
SAIC	67,800	918,690
†Teradata	41,132	2,406,633
Total System Services	38,243	947,662
Visa Class A	125,500	21,314,920
Western Union	141,882	2,133,905

		130,873,777

Leisure Equipment & Products–0.14%
Hasbro	27,077	1,189,763

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Equipment & Products (continued)
Mattel	80,308	$3,516,687

		4,706,450

Life Sciences Tools & Services–0.45%
Agilent Technologies	82,088	3,445,233
†Life Technologies	42,566	2,751,041
PerkinElmer	27,441	923,115
Thermo Fisher Scientific	87,585	6,699,377
†Waters	20,959	1,968,260

		15,787,026

Machinery–1.74%
Caterpillar	159,686	13,887,891
Cummins	42,752	4,951,109
Deere	95,290	8,193,034
Dover	43,920	3,200,890
Flowserve	11,800	1,978,978
Illinois Tool Works	101,804	6,203,936
Ingersoll-Rand	68,100	3,746,181
Joy Global	25,700	1,529,664
PACCAR	84,348	4,264,635
Pall	26,706	1,825,889
Parker Hannifin	35,029	3,207,956
Pentair	50,582	2,668,200
Snap-on	13,337	1,102,970
Stanley Black & Decker	36,944	2,991,356
Xylem	43,177	1,189,958

		60,942,647

Media–3.48%
Cablevision Systems Class A	52,500	785,400
CBS Class B	142,459	6,651,411
Comcast Class A	641,968	26,969,076
†DIRECTV	140,254	7,939,779
†Discovery Communications Class A	57,300	4,511,802
Disney (Walt)	439,159	24,944,231
Gannett	54,571	1,193,468
Interpublic Group	102,076	1,330,050
News Class A	487,332	14,873,373
Omnicom Group	64,579	3,803,703
Scripps Networks Interactive Class A	20,256	1,303,271
Time Warner	227,925	13,133,039
Time Warner Cable	70,691	6,790,577
Viacom Class B	110,340	6,793,634
Washington Post Class B	933	417,051

		121,439,865

Metals & Mining–0.58%
Alcoa	249,584	2,126,456
Allegheny Technologies	27,497	871,930
Cliffs Natural Resources	32,900	625,429
Freeport-McMoRan Copper & Gold	225,620	7,468,022
Newmont Mining	117,630	4,927,521

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Nucor	75,001	$3,461,296
U.S. Steel	35,074	683,943

		20,164,597

Multiline Retail–0.79%
†Dollar General	73,200	3,702,456
†Dollar Tree	56,400	2,731,452
Family Dollar Stores	21,867	1,291,246
Kohl’s	48,931	2,257,187
Macy’s	95,250	3,985,260
Nordstrom	37,884	2,092,333
Penney (J.C.)	36,599	553,011
Target	158,894	10,876,294

		27,489,239

Multi-Utilities–1.22%
Ameren	58,210	2,038,514
CenterPoint Energy	101,541	2,432,922
CMS Energy	66,604	1,860,916
Consolidated Edison	68,135	4,158,279
Dominion Resources	138,175	8,039,022
DTE Energy	40,031	2,735,719
Integrys Energy Group	19,353	1,125,570
NiSource	71,158	2,087,776
PG&E	103,034	4,588,104
Public Service Enterprise Group	117,529	4,035,946
SCANA	33,400	1,708,744
Sempra Energy	55,765	4,457,854
TECO Energy	44,847	799,174
Wisconsin Energy	56,800	2,436,152

		42,504,692

Office Electronics–0.08%
Xerox	312,595	2,688,317

		2,688,317

Oil, Gas & Consumable Fuels–8.77%
Anadarko Petroleum	122,161	10,682,979
Apache	92,973	7,173,797
Cabot Oil & Gas	48,500	3,279,085
Chesapeake Energy	121,501	2,479,835
Chevron	471,800	56,059,276
ConocoPhillips	297,321	17,868,992
CONSOL Energy	54,928	1,848,327
†Denbury Resources	92,500	1,725,125
Devon Energy	91,004	5,134,446
EOG Resources	66,420	8,506,409
EQT	36,500	2,472,875
Exxon Mobil	1,087,622	98,005,618
Hess	71,065	5,088,965
Kinder Morgan	155,029	5,996,522
Marathon Oil	173,608	5,854,062
Marathon Petroleum	79,554	7,128,038

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Murphy Oil	43,502	$2,772,382
†Newfield Exploration	33,200	744,344
Noble Energy	43,054	4,979,626
Occidental Petroleum	196,305	15,384,423
Peabody Energy	61,012	1,290,404
Phillips 66	151,810	10,622,146
Pioneer Natural Resources	31,800	3,951,150
QEP Resources	40,354	1,284,871
Range Resources	38,652	3,132,358
†Southwestern Energy	82,100	3,059,046
Spectra Energy	158,500	4,873,875
Tesoro	32,242	1,887,769
Valero Energy	135,594	6,168,171
Williams	167,205	6,263,499
†WPX Energy	47,701	764,170

		306,482,585

Paper & Forest Products–0.14%
International Paper	106,418	4,956,950

		4,956,950

Personal Products–0.17%
Avon Products	105,038	2,177,438
Estee Lauder Class A	57,870	3,705,416

		5,882,854

Pharmaceuticals–5.84%
AbbVie	385,184	15,707,804
†Actavis	31,014	2,856,700
Allergan	73,971	8,257,383
Bristol-Myers Squibb	398,860	16,429,043
†Forest Laboratories	57,991	2,205,978
†Hospira	36,964	1,213,528
Johnson & Johnson	678,956	55,355,283
Lilly (Eli)	240,781	13,673,953
Merck	734,735	32,497,329
†Mylan	98,698	2,856,320
Perrigo	21,400	2,540,822
Pfizer	1,746,329	50,399,055

		203,993,198

Professional Services–0.11%
Dun & Bradstreet	10,500	878,325
Equifax	28,559	1,644,713
Robert Half International	33,374	1,252,526

		3,775,564

Real Estate Investment Trusts–2.03%
American Tower	95,162	7,319,861
Apartment Investment & Management	37,582	1,152,264
AvalonBay Communities	27,884	3,532,066
Boston Properties	36,909	3,730,024
Equity Residential	76,662	4,221,010

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
HCP	107,140	$5,342,000
Health Care REIT	61,900	4,203,629
Host Hotels & Resorts	174,288	3,048,297
Kimco Realty	96,851	2,169,462
Plum Creek Timber	37,975	1,982,295
ProLogis	114,000	4,557,720
Public Storage	34,116	5,196,549
Simon Property Group	75,388	11,953,521
Ventas	71,555	5,237,826
Vornado Realty Trust	39,993	3,345,015
Weyerhaeuser	130,060	4,081,283

		71,072,822

Real Estate Management & Development–0.05%
†CBRE Group Class A	71,653	1,809,238

		1,809,238

Road & Rail–0.83%
CSX	249,013	6,133,190
Norfolk Southern	74,876	5,771,442
Ryder System	12,905	771,074
Union Pacific	114,352	16,284,868

		28,960,574

Semiconductors & Semiconductor Equipment–1.91%
†Advanced Micro Devices	113,983	290,657
Altera	76,336	2,707,638
Analog Devices	71,357	3,317,387
Applied Materials	290,862	3,920,820
Broadcom Class A	124,486	4,315,930
†First Solar	16,470	444,031
Intel	1,202,990	26,285,332
KLA-Tencor	39,621	2,089,612
†Lam Research	40,536	1,680,623
Linear Technology	55,178	2,117,180
†LSI	140,187	950,468
Microchip Technology	48,741	1,791,719
†Micron Technology	253,684	2,531,766
NVIDIA	156,258	2,003,228
†Teradyne	45,863	743,898
Texas Instruments	263,560	9,351,109
Xilinx	61,654	2,353,333

		66,894,731

Software–3.24%
†Adobe Systems	118,519	5,156,762
†Autodesk	55,537	2,290,346
†BMC Software	31,775	1,472,136
CA	77,604	1,953,293
†Citrix Systems	43,227	3,119,260
†Electronic Arts	75,652	1,339,040
Intuit	66,810	4,386,077
Microsoft	1,831,074	52,387,027

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Oracle	897,639	$29,029,645
†Red Hat	45,700	2,310,592
†salesforce.com	32,600	5,829,858
†Symantec	161,327	3,981,550

		113,255,586

Specialty Retail–2.14%
Abercrombie & Fitch	19,632	906,998
†AutoNation	7,735	338,406
†AutoZone	8,989	3,566,566
†Bed Bath & Beyond	55,412	3,569,641
Best Buy	61,420	1,360,453
†CarMax	54,500	2,272,650
GameStop Class A	29,844	834,737
Gap	73,618	2,606,077
Home Depot	363,693	25,378,498
Limited Brands	56,565	2,526,193
Lowe’s	269,747	10,228,806
†O’Reilly Automotive	27,500	2,820,125
PETsMART	27,200	1,689,120
Ross Stores	51,400	3,115,868
Staples	163,345	2,193,723
Tiffany & Co	28,028	1,949,067
TJX	178,382	8,339,359
†Urban Outfitters	26,900	1,042,106

		74,738,393

Textiles, Apparel & Luxury Goods–0.66%
Coach	67,562	3,377,424
†Fossil	12,800	1,236,480
NIKE Class B	177,264	10,460,349
PVH	18,900	2,018,709
Ralph Lauren	14,758	2,498,677
VF	21,431	3,595,050

		23,186,689

Thrift & Mortgage Finance–0.06%
Hudson City Bancorp	123,002	1,062,737
People’s United Financial	87,400	1,174,656

		2,237,393

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–1.75%
Altria Group	489,535	$16,835,109
Lorillard	93,575	3,775,751
Philip Morris International	400,411	37,122,104
Reynolds American	78,138	3,476,360

		61,209,324

Trading Companies & Distributors–0.19%
Fastenal	64,500	3,312,075
Grainger (W.W.)	14,183	3,190,891

		6,502,966

Wireless Telecommunication Services–0.30%
†Crown Castle International	71,000	4,944,440
†MetroPCS Communications	81,000	882,900
†Sprint Nextel	732,804	4,550,713

		10,378,053

Total Common Stock (Cost $2,638,370,338)		3,384,395,586

MONEY MARKET MUTUAL FUND–2.77%
Dreyfus Treasury & Agency Cash Management Fund	96,779,427	96,779,427

Total Money Market Mutual Fund (Cost $96,779,427)		96,779,427

	Principal Amount°
SHORT-TERM INVESTMENTS–0.14%
U.S. Treasury Obligations–0.14%
U.S. Treasury Bills
0.05% 6/6/13	200,000	199,982
^¥ 0.105% 5/9/13	4,740,000	4,739,772

Total Short-Term Investments (Cost $4,939,706)		4,939,754

TOTAL VALUE OF SECURITIES–99.77% (Cost $2,740,089,471)	3,486,114,767
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	8,188,796

NET ASSETS APPLICABLE TO 310,224,716 SHARES OUTSTANDING–100.00%	$3,494,303,563

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

†	Non-income producing for the period.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 3/31/13	Dividend Income
Lincoln National	$1,649,390	$—	$—	$—	$2,076,703	$7,642
State Street	4,762,066	610,367	208,509	8,528	6,434,842	28,314

	$6,411,456				$8,511,545

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,369	E-mini S&P 500 Index	$106,109,530	$106,966,815	6/22/13	$857,285

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 4 in “Notes.”

REIT–Real Estate Investment Trust

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA S&P 500 Index Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)-LVIP SSgA S&P 500 Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Transactions with Affiliates

The Fund has investments in Lincoln National, the parent company of Lincoln Investment Advisors Corporation.

3. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,849,349,083

Aggregate unrealized appreciation	$768,913,511
Aggregate unrealized depreciation	(132,147,827)

Net unrealized appreciation	$636,765,684

LVIP SSgA S&P 500 Index Fund–9

LVIP SSgA S&P 500 Index Fund

Notes (continued)

3. Investments (continued)

For federal income tax purposes at December 31, 2012, capital loss carryforwards of $19,142,454 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years, will expire as follows: $4,853,086 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, long-term losses of $14,289,368 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock	$3,384,395,586	$—	$3,384,395,586
Money Market Mutual Fund	96,779,427	—	96,779,427
Short-Term Investments	—	4,939,754	4,939,754

Total	$3,481,175,013	$4,939,754	$3,486,114,767

Futures Contracts	$857,285	$—	$857,285

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP SSgA S&P 500 Index Fund–10

LVIP SSgA S&P 500 Index Fund

Notes (continued)

4. Derivatives (continued)

Futures Contracts–The Fund uses futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA S&P 500 Index Fund–11

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.95%
Aerospace & Defense–1.57%
AAR	17,478	$321,420
†AeroVironment	8,746	158,565
American Science & Engineering	3,605	219,869
†API Technologies	16,300	40,424
†Astronics	5,400	161,028
†CPI Aerostructures	2,800	23,996
Cubic	8,060	344,323
Curtiss-Wright	22,297	773,706
†DigitalGlobe	24,916	720,322
†Esterline Technologies	14,257	1,079,255
†GenCorp	30,450	404,985
HEICO	24,616	1,068,581
†Hexcel	46,206	1,340,436
†KEYW Holding	10,900	175,817
†Kratos Defense & Security Solutions	23,109	116,238
†LMI Aerospace	5,100	106,029
†Moog Class A	21,112	967,563
National Presto Industries	1,844	148,442
†Orbital Sciences	26,139	436,260
SIFCO Industries	1,300	23,933
Sypris Solutions	5,300	22,154
†TASER International	23,237	184,734
†Teledyne Technologies	17,206	1,349,639

		10,187,719

Air Freight & Logistics–0.36%
†Air Transport Services Group	28,700	167,321
†Atlas Air Worldwide Holdings	12,857	524,051
†Echo Global Logistics	7,500	165,900
Forward Air	13,048	486,560
†Hub Group Class A	16,870	648,820
†Pacer International	19,720	99,192
†Park-Ohio Holdings	3,400	112,642
†XPO Logistics	8,900	149,876

		2,354,362

Airlines–0.92%
†Alaska Air Group	33,156	2,120,640
Allegiant Travel	6,769	600,952
†Hawaiian Holdings	25,800	148,608
†JetBlue Airways	106,484	734,740
†Republic Airways Holdings	20,047	231,342
SkyWest	25,673	412,052
†Spirit Airlines	18,300	464,088
†US Airways Group	75,500	1,281,235

		5,993,657

Auto Components–0.87%
†American Axle & Manufacturing
Holdings	29,195	398,512
Cooper Tire & Rubber	28,736	737,366
Dana Holdings	68,600	1,223,138
Dorman Products	10,900	405,589

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
Drew Industries	8,295	$301,191
†Exide Technologies	43,839	118,365
†Federal-Mogul Class A	9,300	56,079
†Fuel Systems Solutions	4,800	79,056
†Gentherm	15,506	253,988
†Modine Manufacturing	23,716	215,816
Shiloh Industries	2,200	23,694
Spartan Motors	18,960	100,678
Standard Motor Products	8,300	230,076
†Stoneridge	15,755	120,211
Superior Industries International	12,214	228,158
†Tenneco	28,273	1,111,412
†Tower International	2,300	32,200

		5,635,529

Automobiles–0.05%
†Winnebago Industries	14,864	306,793

		306,793

Beverages–0.14%
†Boston Beer Class A	3,844	613,656
†Central European Distribution	39,000	13,065
Coca-Cola Bottling Consolidated	2,491	150,257
†Craft Brewers Alliance	5,900	43,896
National Beverage	6,306	88,599

		909,473

Biotechnology–3.85%
†Achillion Pharmaceuticals	29,400	256,956
†Acorda Therapeutics	18,051	578,174
†Aegerion Pharmaceuticals	12,700	512,318
†Affymax	16,070	22,337
†Agenus	11,500	44,735
†Alkermes	57,247	1,357,326
†Alnylam Pharmaceuticals	27,153	661,719
†AMAG Pharmaceuticals	11,219	267,573
†Amicus Therapeutics	13,600	43,112
†Anacor Pharmaceuticals	9,700	62,662
†Arena Pharmaceuticals	100,477	824,916
†ArQule	31,237	80,904
†Array BioPharma	50,195	246,959
†Astex Pharmaceuticals	47,100	210,066
†AVEO Pharmaceuticals	19,700	144,795
†BioCryst Pharmaceuticals	28,600	34,034
†BioSpecifics Technologies	2,400	40,920
†Biotime	15,400	58,828
†Celldex Therapeutics	38,200	442,356
†Cepheid	30,469	1,169,096
†ChemoCentryx	2,600	35,932
†Clovis Oncology	6,900	197,823
†Codexis	14,562	34,803
†Coronado Biosciences	11,500	111,780
†Cubist Pharmaceuticals	29,376	1,375,384

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Curis	39,900	$130,872
†Cytori Therapeutics	27,700	69,527
†Dendreon	68,000	321,640
†Discovery Laboratories	21,900	50,151
†Dyax	37,000	161,320
†Dynavax Technologies	88,400	196,248
†Emergent BioSolutions	13,098	183,110
Enzon Pharmaceuticals	24,498	93,092
†Exact Sciences	32,100	314,580
†Exelixis	81,302	375,615
†Genomic Health	6,698	189,419
†Geron	72,535	77,612
†GTx	10,700	44,405
†Halozyme Therapeutic	44,513	256,840
†Idenix Pharmaceuticals	39,772	141,588
†ImmunoCellular Therapeutics	20,100	55,074
†Immunogen	40,700	653,642
†Immunomedics	35,295	85,061
†Infinity Pharmaceuticals	12,700	615,569
†Intercept Pharmaceuticals	1,800	67,320
†InterMune	41,074	371,720
†Ironwood Pharmaceuticals	33,500	612,715
†Isis Pharmaceuticals	47,946	812,205
†Keryx Biopharmaceuticals	36,900	259,776
†KYTHERA Biopharmaceuticals	1,900	46,284
†Lexicon Genetics	100,400	218,872
†Ligand Pharmaceuticals Class B	8,928	237,931
†MannKind	57,011	193,267
Maxygen	13,175	31,752
†Merrimack Pharmaceuticals	7,700	46,970
†Momenta Pharmaceuticals	20,011	266,947
†Neurocrine Biosciences	33,528	407,030
†NewLink Genetics	6,400	78,528
†Novavax	72,500	165,300
†NPS Pharmaceuticals	38,300	390,277
†OncoGenex Pharmaceutical	8,300	94,039
†Oncothyreon	20,000	41,600
†Opko Health	47,400	361,662
†Orexigen Therapeutics	30,584	191,150
†Osiris Therapeutics	2,660	27,664
PDL BioPharma	63,300	462,723
†Pharmacyclics	25,300	2,034,373
†Progenics Pharmaceuticals	16,068	86,607
†Raptor Pharmaceutical	24,700	144,495
†Regulus Therapeutics	5,700	44,175
†Repligen	15,600	107,796
†Rigel Pharmaceuticals	37,427	254,129
†Sangamo Biosciences	21,400	204,584
†Seattle Genetics	44,479	1,579,449
†SIGA Technologies	19,500	69,810
Spectrum Pharmaceuticals	25,900	193,214
†Sunesis Pharmaceuticals	14,000	76,580

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Synageva BioPharma	5,900	$324,028
†Synergy Pharmaceuticals	20,800	126,256
†Synta Pharmaceuticals	18,806	161,732
†Targacept	14,300	61,204
†TESARO	900	19,764
†Theravance	29,400	694,428
†Threshold Pharmaceuticals	22,700	104,647
†Trius Therapeutics	12,600	86,184
†Vanda Pharmaceuticals	16,100	63,112
†Verastem	4,500	43,290
†Vical	33,000	131,340
†XOMA	34,400	120,056
†ZIOPHARM Oncology	33,600	61,488

		25,009,346

Building Products–0.91%
AAON	7,954	219,451
†American Woodmark	5,328	181,312
Apogee Enterprises	12,211	353,508
†Builders FirstSource	22,870	134,018
†Gibraltar Industries	15,899	290,157
Griffon	24,161	287,999
Insteel Industries	9,924	161,960
†NCI Building Systems	7,451	129,424
†Nortek	3,900	278,304
†Patrick Industries	2,000	31,520
†PGT	9,900	68,013
Quanex Building Products	16,306	262,527
Simpson Manufacturing	18,275	559,398
Smith (A.O.)	18,034	1,326,761
†Trex	7,035	345,981
Universal Forest Products	8,628	343,481
†USG	34,400	909,536

		5,883,350

Capital Markets–2.46%
Apollo Investment	95,759	800,545
Arlington Asset Investment Class A	5,700	147,117
Artio Global Investors	16,800	45,696
BGC Partners Class A	49,723	206,848
BlackRock Kelso Capital	33,227	332,270
Calamos Asset Management Class A	10,510	123,703
Capital Southwest	1,141	131,215
Cohen & Steers	9,500	342,665
†Cowen Group Class A	44,177	124,579
Diamond Hill Investment Group	1,400	108,934
Duff & Phelps Class A	15,844	245,740
Evercore Partners Class A	12,823	533,437
†FBR	4,814	91,129
Fidus Investment	5,193	99,452
Fifth Street Finance	51,824	571,111
Financial Engines	22,400	811,328

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
FXCM Class A	13,300	$181,944
GAMCO Investors	2,595	137,820
GFI Group	38,892	129,899
Gladstone Capital	12,030	110,676
Gladstone Investment	12,900	94,299
Golub Capital	9,144	150,982
Greenhill	13,800	736,644
†GSV Capital	9,800	80,948
†Harris & Harris Group	17,900	64,440
Hercules Technology Growth Capital	27,332	334,817
HFF Class A	16,900	336,817
Horizon Technology Finance	1,796	26,240
†ICG Group	19,973	249,263
†International FCStone	7,080	123,263
†Investment Technology Group	20,900	230,736
JMP Group	9,700	67,027
KCAP Financial	10,697	115,207
†Knight Capital Group Class A	81,433	302,931
†Ladenburg Thalmann Financial Services	56,900	94,454
Main Street Capital	15,038	482,569
Manning & Napier	6,200	102,548
MCG Capital	40,301	192,639
Medallion Financial	8,600	113,692
Medley Capital	15,396	244,027
MVC Capital	13,803	177,092
New Mountain Finance	8,383	122,552
NGP Capital Resources	13,807	98,168
OFS Capital	5,059	70,826
Oppenheimer Holdings Class A	4,600	89,562
PennantPark Investment	30,639	345,914
†Piper Jaffray	7,852	269,324
Prospect Capital	94,149	1,027,166
Pzena Investment Management Class A	4,184	27,196
†Safeguard Scientifics	10,358	163,656
Solar Capital	22,359	525,213
Solar Senior Capital	7,026	134,899
Stellus Capital Investment	2,900	42,978
†Stifel Financial	29,725	1,030,566
†SWS Group	17,036	103,068
TCP Capital	2,900	46,284
=Teton Advisors Class B	19	0
THL Credit	5,700	85,386
TICC Capital	22,732	225,956
Triangle Capital	12,504	350,001
†Virtus Investment Partners	2,984	555,860
†Walter Investment Management	16,510	614,998
Westwood Holdings Group	3,800	168,834
†WisdomTree Investments	29,600	307,840

		16,002,990

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–2.37%
†ADA-ES	4,600	$122,222
American Vanguard	13,364	408,137
†Arabian American Development	10,100	85,143
Axiall	32,400	2,013,984
Balchem	13,209	580,403
†Calgon Carbon	25,265	457,297
Chase	4,100	79,212
†Chemtura	46,100	996,221
†Ferro	43,458	293,342
†Flotek Industries	21,300	348,255
Fuller (H.B.)	23,420	915,254
FutureFuel	7,900	95,985
†GSE Holding	5,100	42,126
Hawkins	4,600	183,770
Innophos Holdings	9,822	535,888
Innospec	11,200	495,936
KMG Chemicals	4,400	85,536
Koppers Holdings	9,177	403,604
†Kraton Performance Polymers	16,000	374,400
†Landec	10,433	150,966
†LSB Industries	9,365	325,715
Minerals Technologies	16,160	670,802
Olin	36,980	932,636
†OM Group	14,208	333,604
†Omnova Solutions	23,300	178,711
PolyOne	47,004	1,147,379
Quaker Chemical	6,400	377,728
Rentech	106,700	250,745
Schulman (A.)	13,115	413,909
Sensient Technologies	23,106	903,214
Stepan	7,518	474,386
Tredegar	12,194	358,991
Zep	11,892	178,499
†Zoltek	15,646	186,970

		15,400,970

Commercial Banks–6.33%
1st Source	7,854	186,140
1st United Bancorp	14,700	94,962
Access National	3,700	60,680
American National Bankshares	4,000	86,240
†Ameris Bancorp	12,316	176,735
Ames National	4,600	95,956
Arrow Financial	5,583	137,565
Bancfirst	2,294	95,660
Banco Latinoamericano de Exportacions	12,222	302,372
†Bancorp	17,600	243,760
BancorpSouth	44,800	730,240
Bank of Kentucky Financial	2,900	79,547
Bank of Marin Bancorp	3,000	120,270
Bank of the Ozarks	13,162	583,735

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
Banner	10,000	$318,300
Bar Harbor Bankshares	2,000	73,100
BBCN Bancorp	34,835	454,945
Berkshire Bancorp	2,200	18,370
Boston Private Financial Holdings	34,415	340,020
Bridge Bancorp	5,000	107,550
†Bridge Capital Holdings	5,700	86,868
Bryn Mawr Bank	6,600	153,648
†BSB Bancorp	4,100	56,621
C&F Financial	1,600	65,520
Camden National	3,900	129,012
†Capital Bank Financial	3,700	63,492
†Capital City Bank Group	5,795	71,568
Cardinal Financial	14,800	269,064
†Cascade Bancorp	3,000	20,280
Cathay General Bancorp	38,037	765,304
Center Bancorp	6,100	75,823
Centerstate Banks of Florida	17,800	152,724
†Central Pacific Financial	10,900	171,130
Century Bancorp Class A	2,200	74,602
Chemical Financial	13,986	368,951
Citizens & Northern	6,800	132,600
†Citizens Republic Bancorp	17,600	396,880
City Holding	8,093	322,020
CNB Financial	6,500	110,825
CoBiz Financial	18,609	150,361
Columbia Banking System	17,409	382,650
Community Bank System	17,860	529,192
Community Trust Bancorp	7,413	252,264
†Crescent Financial Bancshares	1,400	5,516
CVB Financial	39,421	444,275
†Eagle Bancorp	9,300	203,577
Enterprise Bancorp	3,000	50,850
Enterprise Financial Services	8,706	124,844
Farmers National Banc	9,500	59,945
†Fidelity Southern	4,873	56,040
Financial Institutions	6,500	129,740
First Bancorp (Maine)	5,100	91,851
First Bancorp (North Carolina)	7,279	98,194
†First BanCorp (Puerto Rico)	35,500	221,165
First Busey	27,841	127,233
†First California Financial Group	11,300	96,276
First Commonwealth Financial	46,081	343,764
First Community Bancshares	9,201	145,836
First Connecticut Bancorp	8,600	126,678
First Financial	5,911	186,137
First Financial Bancorp	26,073	418,472
First Financial Bankshares	14,300	694,980
First Interstate Bancsystem	6,000	112,860
First Merchants	14,504	224,377
First Midwest Bancorp	33,572	445,836
First of Long Island	4,400	130,460

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
FirstMerit	50,421	$833,459
FNB	66,101	799,822
†FNB United	5,100	49,776
German American Bancorp	4,500	103,545
Glacier Bancorp	32,433	615,578
Great Southern Bancorp	3,500	85,365
†Guaranty Bancorp	38,500	80,850
Hancock Holding	35,511	1,098,000
†Hanmi Financial	15,913	254,608
Heartland Financial USA	7,338	185,431
†Heritage Commerce	10,300	69,319
Heritage Financial	8,900	129,050
†Heritage Oaks Bancorp	10,200	58,140
Home Bancshares	11,105	418,325
†HomeTrust Bancshares	9,000	142,200
Horizon Bancorp	2,850	57,599
Hudson Valley Holding	8,109	120,905
Iberiabank	13,491	674,820
Independent Bank	9,632	313,907
International Bancshares	23,916	497,453
Investors Bancorp	19,542	366,999
Lakeland Bancorp	13,619	134,147
Lakeland Financial	8,210	219,125
MainSource Financial Group	10,434	146,493
MB Financial	24,721	597,507
Mercantile Bank	4,400	73,524
Merchants Bancshares	2,500	75,338
†Metro Bancorp	8,300	137,282
†MetroCorp Bancshares	8,000	80,720
Middleburg Financial	2,700	52,407
MidSouth Bancorp	4,200	68,292
MidWestOne Financial Group	3,400	80,954
National Bank Holdings Class A	2,700	49,410
National Bankshares	3,400	118,762
National Penn Bancshares	56,106	599,773
NBT Bancorp	19,576	433,608
Northrim BanCorp	3,300	74,151
Old National Bancorp	49,375	678,906
†OmniAmerican Bancorp	5,400	136,512
Oriental Financial Group	19,625	304,384
Pacific Continental	10,300	115,051
†Pacific Mercantile Bancorp	5,400	31,590
PacWest Bancorp	13,387	389,696
Park National	5,039	351,672
†Park Sterling	19,300	108,852
Peapack Gladstone Financial	4,500	67,095
Penns Woods Bancorp	1,900	77,843
Peoples Bancorp	5,440	121,802
†Pinnacle Financial Partners	15,062	351,848
†Preferred Bank	5,900	93,102
PrivateBancorp	31,730	600,014
Prosperity Bancshares	22,077	1,046,229

LVIP SSgA Small-Cap Index Fund–4

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
Renasant	13,211	$295,662
Republic Bancorp Class A	5,629	127,441
S&T Bancorp	15,198	281,771
Sandy Spring Bancorp	12,170	244,617
SCBT Financial	8,146	410,558
†Seacoast Banking Corp. of Florida	36,300	75,867
Sierra Bancorp	7,611	100,085
Simmons First National Class A	9,240	233,957
Southside Bancshares	9,159	192,431
†Southwest Bancorp	11,060	138,914
State Bank Financial	16,200	265,194
StellarOne	12,500	201,875
Sterling Bancorp	16,389	166,512
Sterling Financial	13,900	301,491
†Suffolk Bancorp	5,068	72,168
†Sun Bancorp	24,600	83,886
Susquehanna Bancshares	87,207	1,083,983
SY Bancorp	6,179	139,028
†Taylor Capital Group	8,217	131,390
†Texas Capital Bancshares	18,594	752,127
Tompkins Financial	4,872	205,988
TowneBank	13,596	203,532
Trico Bancshares	8,102	138,544
Trustmark	30,675	767,182
UMB Financial	15,336	752,538
Umpqua Holdings	54,219	718,944
Union First Market Bankshares	9,998	195,561
United Bankshares	24,523	652,557
†United Community Banks	21,461	243,368
Univest Corp. of Pennsylvania	6,015	104,781
†Virginia Commerce Bancorp	14,500	203,725
Washington Banking	8,700	121,278
Washington Trust Bancorp	7,175	196,452
Webster Financial	34,400	834,544
Wesbanco	11,824	283,185
West Bancorporation	8,100	89,910
West Coast Bancorp	9,740	236,487
Westamerica Bancorporation	12,645	573,198
†Western Alliance Bancorp	32,127	444,638
†Wilshire Bancorp	31,229	211,733
Wintrust Financial	17,465	646,904

		41,141,698

Commercial Services & Supplies–2.14%
ABM Industries	24,257	539,476
†ACCO Brands	50,033	334,220
Acorn Energy	9,000	66,150
†ARC Document Solutions	16,451	49,024
†AT Cross Class A	4,000	55,080
Brink’s	21,600	610,416
†Casella Waste Systems	15,800	69,046
Ceco Environmental	3,600	46,548

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Cenveo	25,206	$54,193
CompX International	600	7,602
†Consolidated Graphics	4,138	161,796
Courier	6,604	95,164
Deluxe	24,401	1,010,201
†EnergySolutions	42,958	161,093
†EnerNOC	13,287	230,795
Ennis	13,207	199,029
G&K Services Class A	8,154	371,089
Healthcare Services Group	31,976	819,545
†Heritage-Crystal Clean	3,900	58,890
Herman Miller	26,603	736,105
HNI	20,800	738,192
†InnerWorkings	16,025	242,619
Interface Class A	26,122	502,065
Intersections	5,500	51,755
Kimball International Class B	16,523	149,698
Knoll	21,022	381,129
McGrath RentCorp	11,564	359,640
†Metalico	23,000	37,260
Mine Safety Appliances	12,498	620,151
†Mobile Mini	16,940	498,544
Multi-Color	7,249	186,952
NL Industries	4,591	57,066
†Performant Financial	4,300	52,804
Quad Graphics	12,900	308,826
Schawk	6,285	69,072
†Standard Parking	5,946	123,082
Steelcase Class A	34,000	500,820
†Swisher Hygiene	56,900	73,401
†Team	8,776	360,430
†Tetra Tech	30,261	922,658
†TMS International Class A	7,600	100,320
†TRC	8,900	57,405
UniFirst	6,574	594,947
United Stationers	18,578	718,040
US Ecology	9,834	261,093
Viad	10,145	280,611

		13,924,042

Communications Equipment–1.89%
Adtran	29,001	569,870
†Ambient	1,400	3,430
†Anaren Microwave	4,832	93,692
†Arris Group	52,182	895,965
†Aruba Networks	52,043	1,287,544
†Aviat Networks	32,960	111,075
Aware	5,800	26,854
Bel Fuse Class B	6,045	94,362
Black Box	6,880	150,053
†CalAmp	14,500	159,065
†Calix	19,248	156,871

LVIP SSgA Small-Cap Index Fund–5

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Ciena	45,700	$731,657
Comtech Telecommunications	7,019	170,421
†Digi International	13,337	119,099
†Emulex	44,522	290,729
†Extreme Networks	47,567	160,301
†Finisar	41,700	550,023
†Globecomm Systems	13,400	160,934
†Harmonic	54,601	316,140
†Infinera	47,735	334,145
InterDigital	19,630	938,903
†Ixia	21,482	464,870
†KVH Industries	8,600	116,702
Loral Space & Communications	5,637	348,818
†NETGEAR	17,417	583,644
†Numerex Class A	4,500	57,555
†Oclaro	44,000	55,440
†Oplink Communications	7,272	119,261
†Parkervision	38,400	140,928
PC-Tel	9,300	66,030
Plantronics	20,016	884,507
†Procera Networks	9,700	115,333
†Ruckus Wireless	3,200	67,200
†ShoreTel	24,811	90,064
†Sonus Networks	107,751	279,075
†Symmetricom	14,260	64,740
Tellabs	167,000	349,030
Telular	8,400	84,504
Tessco Technologies	2,700	58,428
Ubiquiti Networks	6,900	94,668
†ViaSat	17,252	835,687
†Westell Technologies Class A	32,400	65,124

		12,262,741

Computers & Peripherals–0.71%
†3D Systems	35,910	1,157,738
†Avid Technology	15,883	99,586
†Cray	15,886	368,714
†Datalink	7,700	93,016
†Electronics for Imaging	20,756	526,372
†Imation	16,514	63,083
†Immersion	8,697	102,103
†Intermec	31,083	305,546
†Intevac	11,982	56,555
†OCZ Technology Group	34,900	62,820
†QLogic	43,500	504,600
†Quantum	118,433	151,594
†Silicon Graphics International	15,925	218,969
†STEC	19,174	84,749
†Super Micro Computer	15,938	179,940
†Synaptics	15,042	612,059

		4,587,444

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.90%
†Aegion	17,466	$404,338
†Ameresco Class A	9,800	72,520
Argan	4,700	70,077
Comfort Systems USA	17,454	245,927
†Dycom Industries	17,045	335,616
EMCOR	31,285	1,326,171
†Furmanite	20,500	137,145
Granite Construction	17,590	560,066
Great Lakes Dredge & Dock	27,571	185,553
†Layne Christensen	10,000	213,800
†MasTec	25,056	730,382
Michael Baker	4,642	113,729
†MYR Group	10,400	255,424
†Northwest Pipe	5,039	140,991
†Orion Marine Group	15,900	158,046
Pike Electric	9,582	136,352
Primoris Services	13,100	289,641
†Sterling Construction	9,100	99,099
†Tutor Perini	18,008	347,554

		5,822,431

Construction Materials–0.40%
Eagle Materials	22,700	1,512,501
†Headwaters	32,251	351,536
†Texas Industries	10,271	648,203
†United States Lime & Minerals	1,400	74,466

		2,586,706

Consumer Finance–0.84%
†Asset Acceptance Capital	8,000	53,920
Asta Funding	5,600	53,760
Cash America International	13,352	700,579
†Credit Acceptance	3,262	398,421
†DFC Global	19,418	323,116
†Encore Capital Group	10,275	309,278
†Ezcorp Class A	21,528	458,546
†First Cash Financial Services	13,650	796,341
†First Marblehead	42,100	42,521
†Green Dot Class A	12,100	202,191
Nelnet Class A	10,498	354,832
†NetSpend Holdings	11,500	182,735
Nicholas Financial	6,000	88,200
†Portfolio Recovery Associates	8,123	1,030,971
†Regional Management	2,400	48,480
†World Acceptance	4,637	398,179

		5,442,070

Containers & Packaging–0.25%
†AEP Industries	2,352	168,897
†Berry Plastics Group	12,500	238,125
Boise	44,576	386,028
†Graphic Packaging Holding	73,202	548,283
Myers Industries	16,972	236,929

LVIP SSgA Small-Cap Index Fund–6

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
†UFP Technologies	2,800	$55,132

		1,633,394

Distributor–0.23%
Core-Mark Holding	4,862	249,469
Pool	22,100	1,060,800
†VOXX International Class A	10,285	110,152
Weyco Group	4,120	100,981

		1,521,402

Diversified Consumer Services–1.10%
†American Public Education	9,302	324,547
†Ascent Capital Group Class A	6,300	468,972
†Bridgepoint Education	9,600	98,208
†Bright Horizons Family Solutions	4,900	165,571
†Capella Education	5,459	169,993
†Career Education	26,200	62,094
Carriage Services	8,000	170,000
†Coinstar	12,614	736,910
Collectors Universe	2,700	31,779
†Corinthian Colleges	42,047	88,299
†Education Management	13,500	49,545
†Grand Canyon Education	17,900	454,481
Hillenbrand	25,100	634,528
†K12	13,942	336,142
†LifeLock	6,600	63,558
Lincoln Educational Services	12,578	73,707
Mac-Gray	6,400	81,920
Matthews International Class A	12,663	441,812
National American University Holdings	3,000	11,700
Regis	25,899	471,103
Sotheby’s	31,737	1,187,281
†Steiner Leisure	6,659	322,029
Stewart Enterprises Class A	32,031	297,568
Strayer Education	5,400	261,252
Universal Technical Institute	11,233	141,873

		7,144,872

Diversified Financial Services–0.30%
California First National Bancorp	1,000	17,290
Gain Capital Holdings	7,500	33,450
MarketAxess Holdings	17,240	643,052
Marlin Business Services	5,300	122,907
MicroFinancial	4,300	36,249
†NewStar Financial	14,364	190,036
†PHH	27,344	600,474
†PICO Holdings	11,575	256,965
Resource America Class A	6,100	60,756

		1,961,179

Diversified Telecommunication Services–0.53%
†8x8	31,100	213,035
Atlantic Tele-Network	4,869	236,195

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Cbeyond	15,038	$111,732
†Cincinnati Bell	96,395	314,248
Cogent Communications Group	21,165	558,756
Consolidated Communications
Holdings	17,326	304,071
†FairPoint Communications	6,200	46,314
†General Communication Class A	18,762	172,048
†Hawaiian Telcom Holdco	5,200	119,964
HickoryTech	7,900	80,185
IDT Class B	7,400	89,244
†InContact	18,100	146,429
†Iridium Communications	25,100	151,102
Lumos Networks	7,616	102,664
†magicJack VocalTec	7,600	106,400
Neutral Tandem	14,170	46,336
†ORBCOMM	21,900	114,099
†Premiere Global Services	20,819	228,801
Primus Telecommunications Group	6,100	67,405
†Towerstream	24,500	54,635
†Vonage Holdings	59,900	173,111

		3,436,774

Electric Utilities–1.47%
ALLETE	18,055	885,056
Cleco	28,472	1,339,038
El Paso Electric	19,432	653,887
Empire District Electric	18,807	421,277
Idacorp	23,282	1,123,822
MGE Energy	10,549	584,837
Otter Tail	16,158	503,160
PNM Resources	38,333	892,776
Portland General Electric	35,096	1,064,462
UIL Holdings	23,715	938,877
UNITIL	7,100	199,723
UNS Energy	19,311	945,080

		9,551,995

Electrical Equipment–1.22%
Acuity Brands	19,684	1,365,085
†American Superconductor	23,771	63,231
AZZ	11,320	545,624
Belden	21,063	1,087,904
Brady Class A	22,989	770,821
†Capstone Turbine	150,900	135,810
Coleman Cable	4,000	60,000
Encore Wire	7,350	257,397
†EnerSys	22,512	1,026,097
†Enphase Energy	4,000	24,800
Franklin Electric	22,498	755,258
†FuelCell Energy	80,067	75,567
Generac Holdings	12,300	434,682
Global Power Equipment Group	10,000	176,200

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†II-VI	23,538	$401,088
LSI Industries	12,147	84,786
†Powell Industries	4,684	246,238
Preformed Line Products	1,179	82,495
†Solarcity	5,100	96,288
†Thermon Group Holdings	7,400	164,354
†Vicor	10,921	54,277

		7,908,002

Electronic Equipment, Instruments & Components–2.19%
†Aeroflex Holding	11,095	87,207
†Agilysys	3,476	34,551
Anixter International	13,050	912,456
†Audience	3,100	47,275
Badger Meter	6,375	341,190
†Benchmark Electronics	25,812	465,132
†Checkpoint Systems	20,282	264,883
Cognex	20,317	856,362
Coherent	10,700	607,118
CTS	18,172	189,716
Daktronics	18,214	191,247
†DTS	9,382	156,023
†Echelon	24,074	58,741
Electro Rent	9,482	175,796
Electro Scientific Industries	11,920	131,716
†Fabrinet	10,700	156,327
†FARO Technologies	7,598	329,677
FEI	17,597	1,135,886
†=Gerber Scientific	6,600	0
†GSI Group	14,100	120,273
†Insight Enterprises	19,583	403,801
†InvenSense	18,400	196,512
†KEMET	24,100	150,625
†Key Tronic	5,300	60,738
Littelfuse	10,470	710,390
†Maxwell Technologies	14,300	77,077
†Measurement Specialties	7,608	302,570
†Mercury Computer Systems	15,568	114,736
Mesa Laboratories	1,300	68,887
Methode Electronics	19,798	254,998
MTS Systems	7,088	412,167
†Multi-Fineline Electronix	5,060	78,076
†Neonode	11,400	65,778
†Newport	17,855	302,107
†OSI Systems	9,418	586,647
Park Electrochemical	9,687	245,469
PC Connection	4,072	66,577
†Plexus	15,493	376,635
†Power-One	38,110	158,157
†RadiSys	11,742	57,771
†RealD	17,400	226,200
Richardson Electronics	7,800	92,508

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Rofin-Sinar Technologies	14,702	$398,277
†Rogers	8,179	389,484
†Sanmina	36,300	412,368
†ScanSource	12,220	344,848
†Synnex	11,763	435,231
†TTM Technologies	22,245	169,062
†Universal Display	19,342	568,461
†Viasystems Group	1,700	22,168
†Vishay Precision Group	7,000	102,830
†Zygo	8,767	129,839

		14,242,570

Energy Equipment & Services–2.08%
†Basic Energy Services	15,605	213,320
Bolt Technology	4,300	75,078
Bristow Group	16,581	1,093,351
†C&J Energy Services	20,000	458,000
†Cal Dive International	51,975	93,555
†Dawson Geophysical	3,211	96,330
†Dril-Quip	18,667	1,627,202
†Exterran Holdings	29,700	801,900
†Forbes Energy Services	7,500	27,600
†Forum Energy Technologies	11,600	333,616
†Geospace Technologies	5,744	619,892
†Global Geophysical Services	12,400	30,380
Gulf Island Fabrication	7,495	157,845
Gulfmark Offshore	11,918	464,325
†Heckmann	70,200	301,158
†Helix Energy Solutions Group	49,000	1,121,120
†Hercules Offshore	70,500	523,110
†Hornbeck Offshore Services	16,174	751,444
†ION Geophysical	58,430	397,908
†Key Energy Services	68,200	551,056
Lufkin Industries	15,584	1,034,622
†Matrix Service	14,079	209,777
†Mitcham Industries	6,700	113,364
†Natural Gas Services Group	7,000	134,820
†Newpark Resources	39,381	365,456
†Parker Drilling	61,227	262,052
†PHI	6,558	224,349
†Pioneer Energy Services	32,604	268,983
†RigNet	6,200	154,628
†Tesco	15,500	207,545
†TETRA Technologies	36,800	377,568
TGC Industries	7,400	73,260
†Vantage Drilling	96,800	169,400
†Willbros Group	15,994	157,061

		13,491,075

Food & Staples Retailing–1.06%
Andersons	9,260	495,595
Arden Group	700	70,763

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Casey’s General Stores	17,691	$1,031,385
†Chefs’ Warehouse Holdings	5,600	103,432
Harris Teeter Supermarkets	20,717	884,823
Ingles Markets Class A	7,236	155,429
Nash Finch	6,420	125,704
†Natural Grocers by Vitamin Cottage	2,800	63,140
†Pantry	12,278	153,107
PriceSmart	8,363	650,892
†Rite Aid	299,000	568,100
Roundy’s	9,500	62,415
Spartan Stores	11,988	210,389
SUPERVALU	105,300	530,712
†Susser Holdings	5,700	291,327
†United Natural Foods	22,663	1,115,020
Village Super Market Class A	4,214	141,970
Weis Markets	5,678	231,095

		6,885,298

Food Products–1.57%
Alico	2,309	106,791
†Annie’s	2,500	95,650
B&G Foods Class A	24,200	737,858
†Boulder Brands	29,700	266,706
Calavo Growers	6,400	184,192
Cal-Maine Foods	6,283	267,404
†Chiquita Brands International	17,232	133,720
†Darling International	54,641	981,352
†Diamond Foods	12,400	209,064
†Dole Food	19,700	214,730
†Farmer Bros	4,900	72,030
Fresh Del Monte Produce	17,185	463,651
Griffin Land & Nurseries	1,400	42,070
†Hain Celestial Group	17,287	1,055,890
†Inventure Foods	6,600	51,348
J&J Snack Foods	6,680	513,625
John B. Sanfilippo & Son	4,000	79,920
Lancaster Colony	8,471	652,267
Limoneira	4,400	85,008
†Omega Protein	10,600	113,950
†Pilgrim’s Pride	29,968	275,406
†Post Holdings	12,400	532,332
Sanderson Farms	10,392	567,611
Seaboard	153	428,398
†Seneca Foods Class A	3,300	108,966
Snyders-Lance	20,006	505,352
Tootsie Roll Industries	12,639	378,036
†TreeHouse Foods	16,695	1,087,679

		10,211,006

Gas Utilities–0.97%
Chesapeake Utilities	4,929	241,767
Delta Natural Gas	3,400	74,324

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Laclede Group	10,099	$431,227
New Jersey Resources	20,006	897,269
Northwest Natural Gas	13,139	575,751
Piedmont Natural Gas	35,770	1,176,118
South Jersey Industries	14,598	811,503
Southwest Gas	21,387	1,015,027
WGL Holdings	23,953	1,056,327

		6,279,313

Health Care Equipment & Supplies–2.95%
Abaxis	9,676	457,868
†ABIOMED	14,376	268,400
†Accuray	36,150	167,736
†Align Technology	33,296	1,115,749
†Alphatec Holdings	34,200	72,162
Analogic	5,451	430,738
†AngioDynamics	13,082	149,527
†Anika Therapeutics	6,000	87,120
†Antares Pharma	48,500	173,630
†ArthroCare	12,400	431,024
†AtriCure	7,800	61,776
Atrion	793	152,248
Cantel Medical	9,164	275,470
†Cardiovascular Systems	8,400	172,032
†Cerus	28,200	124,644
†Conceptus	14,619	353,049
Conmed	12,570	428,134
CryoLife	16,689	100,301
†Cyberonics	13,286	621,918
†Cynosure Class A	4,986	130,484
†Derma Sciences	4,700	56,776
†DexCom	33,800	565,136
†Endologix	24,500	395,675
†EnteroMedics	12,800	12,800
†Exactech	2,400	49,656
†Globus Medical	3,700	54,316
†Greatbatch	12,084	360,949
†Haemonetics	23,606	983,426
†Hansen Medical	26,277	52,817
†HeartWare International	6,900	610,167
†ICU Medical	5,568	328,234
†Insulet	25,696	664,499
†Integra LifeSciences Holdings	9,744	380,113
Invacare	16,042	209,348
†MAKO Surgical	18,300	204,045
Masimo	24,576	482,181
Meridian Bioscience	18,402	419,934
†Merit Medical Systems	18,038	221,146
†Natus Medical	14,854	199,638
†Navidea Biopharmaceuticals	50,500	136,855
†Neogen	10,650	527,921
†NuVasive	18,678	398,028

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†NxStage Medical	24,201	$272,987
†OraSure Technologies	22,784	123,034
†Orthofix International	8,210	294,493
†Palomar Medical Technologies	10,938	147,554
†PhotoMedex	6,600	106,194
†Quidel	14,458	343,378
†Rochester Medical	5,400	78,948
†Rockwell Medical Technologies	6,200	24,552
†RTI Biologics	30,988	122,093
†Solta Medical	31,200	68,640
†Spectranetics	17,355	321,588
†Staar Surgical	19,400	109,222
STERIS	26,799	1,115,106
†SurModics	5,451	148,540
†Symmetry Medical	20,133	230,523
†Tornier	7,600	143,260
†Unilife	28,400	61,912
Utah Medical Products	1,700	82,909
†Vascular Solutions	9,700	157,334
†Volcano	25,885	576,200
West Pharmaceutical Services	16,178	1,050,599
†Wright Medical Group	19,855	472,748
†Zeltiq Aesthetics	8,600	32,852

		19,172,336

Health Care Providers & Services–2.43%
†Acadia Healthcare	11,600	340,924
†Accretive Health	28,500	289,560
Air Methods	17,655	851,677
Almost Family	4,200	85,806
†Amedisys	12,151	135,119
†AMN Healthcare Services	22,380	354,275
†Amsurg	14,133	475,434
Assisted Living Concepts Class A	10,816	128,602
†Bio-Reference Labs	10,800	280,584
†BioScrip	22,100	280,891
†Capital Senior Living	14,267	377,077
†Centene	24,493	1,078,672
Chemed	8,778	702,064
†Chindex International	7,200	98,928
†CorVel	3,308	163,713
†Cross Country Healthcare	17,025	90,403
†Emeritus	15,265	424,214
Ensign Group	7,300	243,820
†ExamWorks Group	14,700	254,604
†Five Star Quality Care	25,000	167,250
†Gentiva Health Services	17,100	185,022
†Hanger	15,300	482,409
†HealthSouth	44,196	1,165,449
†Healthways	13,417	164,358
†IPC The Hospitalist	8,404	373,810
†Kindred Healthcare	25,052	263,798

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Landauer	4,014	$226,309
†LHC Group	8,418	180,903
†Magellan Health Services	12,590	598,906
†Molina Healthcare	13,351	412,145
†MWI Veterinary Supply	5,798	766,843
National Healthcare	4,573	209,078
National Research	1,300	75,452
Owens & Minor	29,811	970,646
†PDI	5,100	30,090
†PharMerica	16,022	224,308
†Providence Service	6,409	118,502
Select Medical Holdings	17,700	159,300
†Skilled Healthcare Group	12,212	80,233
†Team Health Holdings	12,600	458,388
†Triple-S Management Class B	10,903	189,930
U.S. Physical Therapy	4,300	115,455
Universal American	19,024	158,470
†Vanguard Health Systems	13,600	202,232
†WellCare Health Plans	20,100	1,164,996

		15,800,649

Health Care Technology–0.79%
†athenahealth	16,714	1,621,927
Computer Programs & Systems	4,727	255,778
†Greenway Medical Technologies	4,800	76,320
†HealthStream	8,200	188,108
†HMS Holdings	39,911	1,083,584
†MedAssets	26,183	504,023
†Medidata Solutions	9,900	574,002
†Merge Healthcare	27,400	79,186
†Omnicell	16,906	319,185
Quality Systems	20,342	371,852
†Vocera Communications	3,400	78,200

		5,152,165

Hotels, Restaurants & Leisure–3.04%
†AFC Enterprises	10,574	384,153
Ameristar Casinos	14,381	377,214
†Biglari Holdings	620	231,378
†BJ’s Restaurants	12,501	416,033
†Bloomin’ Brands	7,900	141,173
†Bluegreen	7,200	70,848
Bob Evans Farms	13,236	564,118
†Boyd Gaming	28,900	239,003
†Bravo Brio Restaurant Group	10,100	159,883
†Buffalo Wild Wings	8,780	768,513
†Caesars Entertainment	18,100	287,066
†Carrols Restaurant Group	6,300	32,697
CEC Entertainment	7,902	258,791
Cheesecake Factory	25,000	965,250
Churchill Downs	5,802	406,372
†Chuy’s Holdings	2,600	84,708

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store	8,772	$709,216
†Del Frisco’s Restaurant Group	1,300	21,580
†Denny’s	50,736	292,747
DineEquity	6,900	474,651
Domino’s Pizza	26,891	1,383,273
Einstein Noah Restaurant Group	1,100	16,313
†Fiesta Restaurant Group	8,200	217,874
Frisch’s Restaurants	1,600	28,704
†Ignite Restaurant Group	3,400	49,912
International Speedway Class A	13,900	454,252
Interval Leisure Group	19,400	421,756
†Isle of Capri Casinos	13,045	82,053
†Jack in the Box	20,198	698,649
†Jamba	41,200	117,420
†Krispy Kreme Doughnuts	30,143	435,265
†Life Time Fitness	19,932	852,691
†Luby’s	10,100	75,548
Marcus	6,712	83,833
†Marriott Vacations Worldwide	12,000	514,920
†Monarch Casino & Resort	6,157	59,908
†Morgans Hotel Group	12,368	73,219
†MTR Gaming Group	11,400	37,620
†Multimedia Games Holding	13,800	288,006
†Nathan’s Famous	1,300	54,925
†Orient-Express Hotels Class A	44,000	433,840
†Papa John’s International	8,103	500,927
†Pinnacle Entertainment	27,768	405,968
†Premier Exhibitions	13,000	34,580
†Red Lion Hotels	7,100	50,481
†Red Robin Gourmet Burgers	7,408	337,805
†Ruby Tuesday	34,350	253,160
†Ruth’s Hospitality Group	19,277	183,903
†Scientific Games Class A	22,500	196,875
†SHFL Entertainment	27,523	456,056
Six Flags Entertainment	17,100	1,239,408
†Sonic	24,791	319,308
Speedway Motorsports	6,828	122,836
Texas Roadhouse	28,146	568,268
Town Sports International Holdings	11,400	107,844
Vail Resorts	16,724	1,042,240
†WMS Industries	27,300	688,233

		19,773,267

Household Durables–1.17%
American Greetings Class A	13,492	217,221
Bassett Furniture Industries	5,700	90,972
†Beazer Homes USA	10,991	174,097
Blyth	5,510	95,654
†Cavco Industries	2,600	123,682
CSS Industries	4,904	127,357
Ethan Allen Interiors	11,285	371,502
Flexsteel Industries	2,300	56,902

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Helen of Troy	14,332	$549,776
Hooker Furniture	5,500	87,670
†Hovnanian Enterprises Class A	51,355	296,318
†iRobot	11,633	298,503
KB Home	40,400	879,508
La-Z-Boy	22,765	429,576
†Libbey	10,500	202,965
Lifetime Brands	5,700	65,037
†M/I Homes	10,521	257,238
MDC Holdings	18,200	667,030
†Meritage Homes	14,720	689,779
NACCO Industries Class A	2,323	123,955
Ryland Group	20,900	869,858
†Skullcandy	8,200	43,296
†Standard Pacific	57,778	499,202
†TRI Pointe Homes	6,300	126,945
†Universal Electronics	8,114	188,651
†Zagg	12,900	93,912

		7,626,606

Household Products–0.23%
†Central Garden & Pet Class A	15,163	124,640
†Harbinger Group	20,800	171,808
Oil-Dri Corp of America	3,200	87,136
Orchids Paper Products	2,900	67,657
Spectrum Brands Holdings	10,400	588,536
WD-40	7,887	431,971

		1,471,748

Independent Power Producers & Energy Traders–0.09%
†American DG Energy	12,300	25,830
Atlantic Power	55,100	271,643
Genie Energy Class B	7,400	68,524
Ormat Technologies	9,800	202,370

		568,367

Industrial Conglomerates–0.08%
Raven Industries	16,320	548,515

		548,515

Insurance–2.44%
Alterra Capital Holdings	39,813	1,254,110
American Equity Investment Life Holding	26,329	392,039
†American Safety Insurance Holdings	5,200	129,792
AMERISAFE	9,523	338,447
Amtrust Financial Services	13,347	462,474
Argo Group International Holdings	11,485	475,249
Baldwin & Lyons Class B	4,518	107,483
†Citizens	19,622	164,629
CNO Financial Group	96,300	1,102,635
Crawford Class B	12,540	95,179
Donegal Group Class A	4,753	72,578

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Eastern Insurance Holdings	3,400	$63,784
†eHealth	8,268	147,832
EMC Insurance Group	2,405	63,324
Employers Holdings	13,739	322,180
†Enstar Group	4,208	523,012
FBL Financial Group Class A	5,117	198,847
First American Financial	49,500	1,265,715
†Fortegra Financial	2,900	25,404
†Global Indemnity	5,856	135,859
†Greenlight Capital Re Class A	12,224	298,877
†Hallmark Financial Services	8,075	72,675
†Hilltop Holdings	20,963	282,791
Homeowners Choice	3,600	98,100
Horace Mann Educators	17,535	365,605
Independence Holding	5,720	58,230
Infinity Property & Casualty	5,820	327,084
Investors Title	600	41,442
Kansas City Life Insurance	2,512	98,295
Maiden Holdings	26,800	283,812
Meadowbrook Insurance Group	25,560	180,198
Montpelier Re Holdings	21,412	557,783
†National Financial Partners	17,765	398,469
National Interstate	3,491	104,660
National Western Life Insurance Class A	1,213	213,488
†Navigators Group	4,441	260,909
OneBeacon Insurance Group	11,700	158,184
†Phoenix Companies	3,214	98,895
Platinum Underwriters Holdings	15,038	839,271
Primerica	20,300	665,434
RLI	10,204	733,157
Safety Insurance Group	6,603	324,537
Selective Insurance Group	24,789	595,184
State Auto Financial	7,274	126,713
Stewart Information Services	9,254	235,699
Symetra Financial	34,800	466,668
Tower Group International	20,135	371,482
United Fire Group	8,248	210,077
Universal Insurance Holdings	13,300	64,505

		15,872,796

Internet & Catalog Retail–0.39%
†1-800-FLOWERS.com Class A	17,982	89,371
†Blue Nile	5,513	189,923
†CafePress	2,300	13,823
†Geeknet	3,000	44,310
HSN	17,000	932,620
†Kayak Software	1,700	67,932
NutriSystem	14,200	120,416
†Orbitz Worldwide	15,777	90,087
†Overstock.com	3,633	44,759
PetMed Express	11,434	153,387

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Catalog Retail (continued)
†Shutterfly	16,366	$722,886
†US Auto Parts Network	4,900	5,880
†Vitacost.com	11,200	80,976

		2,556,370

Internet Software & Services–2.29%
†Active Network	19,600	82,124
†Angie’s List	18,000	355,680
†Bankrate	19,700	235,218
†Bazaarvoice	5,400	39,528
†Blucora	20,769	321,504
†Brightcove	3,400	21,114
†Carbonite	5,300	58,035
†comScore	17,839	299,338
†Constant Contact	12,654	164,249
†Cornerstone OnDemand	16,300	555,830
†CoStar Group	13,143	1,438,633
†Dealertrack Technology	19,280	566,446
†Demand Media	15,100	130,313
†Demandware	3,300	83,655
†Dice Holdings	18,549	187,901
†Digital River	19,565	276,649
†E2open	800	15,952
EarthLink	49,633	269,011
†Envestnet	10,500	183,855
†ExactTarget	4,900	114,023
†Internap Network Services	26,789	250,477
†IntraLinks Holdings	17,000	108,120
†iPass	26,200	51,876
j2 Global	22,364	876,892
Keynote Systems	8,030	112,099
†Limelight Networks	30,177	62,165
†Liquidity Services	11,700	348,777
†LivePerson	24,100	327,278
†LogMeIn	11,200	215,264
Marchex Class B	11,908	50,133
†Market Leader	11,100	99,456
†MeetMe	16,000	36,480
†Millennial Media	5,800	36,830
†Monster Worldwide	62,600	317,382
†Move	21,064	251,715
NIC	28,968	555,027
†OpenTable	10,200	642,396
†Perficient	16,093	187,644
†QuinStreet	18,000	107,460
†RealNetworks	12,013	92,620
†Responsys	18,100	160,185
†Saba Software	15,800	125,610
†SciQuest	9,000	216,360
†Spark Networks	5,800	40,832
†SPS Commerce	5,400	230,418
†Stamps.com	7,181	179,310

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet Software & Services (continued)
†support.com	15,400	$64,372
†Synacor	3,400	10,166
†TechTarget	9,500	46,455
†Travelzoo	3,300	70,521
†Trulia	4,300	134,934
United Online	45,745	275,842
†Unwired Planet	48,000	106,560
†ValueClick	34,516	1,019,948
†VistaPrint	16,700	645,622
†Vocus	10,468	148,122
†Web.com Group	18,200	310,856
†WebMD Health	22,700	552,064
†XO Group	13,966	139,660
†Xoom	2,500	57,100
†Yelp	4,300	101,953
†Zix	36,500	130,670

		14,896,709

IT Services–1.90%
†Acxiom	37,200	758,880
†CACI International Class A	10,277	594,730
†Cardtronics	21,632	594,015
Cass Information Systems	4,913	206,543
†CIBER	36,121	169,769
Computer Task Group	8,700	186,093
Convergys	52,400	892,372
†CSG Systems International	14,777	313,125
†EPAM Systems	2,500	58,075
†Euronet Worldwide	23,022	606,399
†ExlService Holdings	10,142	333,469
Forrester Research	5,454	172,619
†Global Cash Access Holdings	35,397	249,549
Hackett Group	12,650	57,811
Heartland Payment Systems	18,951	624,814
†Higher One Holdings	15,900	141,351
†iGate	13,635	256,474
†Innodata	11,200	38,640
†Lionbridge Technologies	19,900	77,013
Mantech International Class A	12,129	325,906
†Mattersight	5,100	21,879
MAXIMUS	15,758	1,260,167
†ModusLink Global Solutions	24,692	81,484
†MoneyGram International	10,875	196,838
†PRGX Global	10,600	73,670
†Sapient	58,870	717,625
†ServiceSource International	25,100	177,457
†SYKES Enterprises	18,149	289,658
Syntel	6,876	464,268
†TeleTech Holdings	9,354	198,398
†Unisys	22,160	504,140
†Virtusa	10,256	243,683

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†WEX	18,139	$1,423,912

		12,310,826

Leisure Equipment & Products–0.49%
†Arctic Cat	5,300	231,610
†Black Diamond	10,600	96,566
Brunswick	41,500	1,420,130
Callaway Golf	34,845	230,674
JAKKS Pacific	9,580	100,494
†Johnson Outdoors Class A	3,600	85,824
†LeapFrog Enterprises	21,181	181,309
Marine Products	5,134	37,786
†Smith & Wesson Holding	28,264	254,376
†Steinway Musical Instruments	3,792	91,084
Sturm Ruger	8,600	436,278

		3,166,131

Life Sciences Tools & Services–0.39%
†Affymetrix	36,645	172,964
†BG Medicine	3,800	7,068
†Cambrex	16,618	212,544
†Fluidigm	10,400	192,504
†Furiex Pharmaceuticals	4,100	153,668
†Harvard Bioscience	11,700	66,105
†Luminex	18,315	302,564
†Pacific Biosciences of California	18,700	46,563
†Parexel International	27,792	1,098,062
†Sequenom	61,300	254,395

		2,506,437

Machinery–3.17%
†Accuride	26,700	143,913
Actuant Class A	34,533	1,057,400
Alamo Group	3,800	145,350
Albany International	11,980	346,222
Altra Holdings	11,471	312,241
American Railcar Industries	5,186	242,394
Ampco-Pittsburgh	4,870	92,092
Astec Industries	8,695	303,716
Barnes Group	26,443	764,996
†Blount International	24,417	326,699
Briggs & Stratton	21,884	542,723
Cascade	4,625	300,533
†Chart Industries	13,844	1,107,658
CIRCOR International	7,601	323,043
CLARCOR	23,457	1,228,678
†Columbus McKinnon	10,484	201,817
†Commercial Vehicle Group	12,300	95,940
Douglas Dynamics	8,100	111,942
Dynamic Materials	7,159	124,567
Eastern	3,100	54,374
†Energy Recovery	28,000	103,600
†EnPro Industries	9,126	466,977

LVIP SSgA Small-Cap Index Fund–13

LVIP SSgA Small-Cap Index

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
ESCO Technologies	12,059	$492,731
†ExOne	2,100	70,350
†Federal Signal	31,799	258,844
†Flow International	27,683	108,241
Foster (L.B.) Class A	3,657	161,969
FreightCar America	6,950	151,649
Gorman-Rupp	7,657	230,093
Graham	4,600	113,804
†Greenbrier Companies	11,538	262,028
Hardinge	5,900	80,417
†Hurco Companies	3,900	106,197
Hyster-Yale Materials Handling	4,646	265,240
John Bean Technologies	14,700	305,025
†Kadant	5,841	146,025
Kaydon	14,118	361,138
Lindsay	5,699	502,538
†Lydall	9,700	148,895
†Meritor	45,129	213,460
Met-Pro	8,800	90,904
†Middleby	8,715	1,325,987
Miller Industries	6,400	102,720
Mueller Industries	8,871	472,736
Mueller Water Products Class A	69,834	414,116
†NN	10,200	96,492
Omega Flex	497	8,543
†PMFG	9,600	59,232
†Proto Labs	2,400	117,840
†RBC Bearings	10,057	508,482
†Rexnord	15,000	318,450
Sauer-Danfoss	5,432	317,392
Standex International	6,346	350,426
Sun Hydraulics	8,825	286,901
Tennant	8,279	402,028
Titan International	24,155	509,187
†Trimas	14,384	467,048
Twin Disc	4,744	118,980
†Wabash National	34,700	352,552
Watts Water Technologies Class A	12,784	613,504
Woodward	32,152	1,278,364

		20,587,403

Marine–0.02%
†Genco Shipping & Trading	16,366	47,134
International Shipholding	2,900	52,780
†Rand Logistics	8,900	54,513

		154,427

Media–1.32%
Arbitron	11,959	560,518
Beasley Broadcasting Group Class A	2,200	12,980
Belo Class A	47,193	463,907
†Carmike Cinemas	9,000	163,080

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Central European Media Enterprises Class A	18,900	$79,758
†Crown Media Holdings Class A	17,196	35,252
†Cumulus Media Class A	28,400	95,708
†Daily Journal	500	55,500
†Digital Generation	13,858	89,107
†Entercom Communications Class A	14,400	107,136
Entravision Communications Class A	24,200	77,198
Fisher Communications	4,841	189,961
†Global Sources	9,567	72,327
Harte-Hanks	23,300	181,507
†Journal Communications Class A	24,238	162,879
†LIN TV Class A	17,184	188,852
†Lions Gate Entertainment	38,800	922,276
†Live Nation Entertainment	63,791	789,095
†Martha Stewart Living Omnimedia Class A	16,554	43,703
†McClatchy Class A	34,300	99,470
MDC Partners Class A	13,200	213,444
Meredith	16,500	631,290
National CineMedia	24,947	393,664
†New York Times Class A	66,600	652,680
Nexstar Broadcasting Group Class A	4,800	86,400
Outdoor Channel Holdings	6,300	56,196
†ReachLocal	5,900	88,264
†Reading International Class A	8,500	47,600
†Rentrak	5,500	120,890
Saga Communications Class A	2,400	111,024
Salem Communications Class A	5,100	40,443
Scholastic	11,454	305,249
†Scripps (E.W.) Class A	16,700	200,901
†Shutterstock	1,900	85,462
Sinclair Broadcast Group Class A	22,138	448,073
Valassis Communications	18,886	564,125
Value Line	630	5,935
World Wrestling Entertainment Class A	14,754	130,130

		8,571,984

Metals & Mining–1.30%
AK Steel Holding	58,600	193,966
†AM Castle	9,401	164,518
AMCOL International	11,127	335,924
†Century Aluminum	26,100	202,014
†Coeur d’Alene Mines	41,748	787,367
†General Moly	23,125	51,106
Globe Specialty Metals	27,400	381,408
Gold Resource	12,600	164,178
†Golden Minerals	14,500	34,510
†Golden Star Resources	129,500	207,200
†Handy & Harman	2,700	41,553
Haynes International	5,285	292,261
Hecla Mining	135,570	535,502

LVIP SSgA Small-Cap Index Fund–14

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Horsehead Holding	22,131	$240,785
Kaiser Aluminum	8,800	568,920
Materion	10,300	293,550
†McEwen Mining	111,320	318,375
Metals USA Holdings	6,800	140,420
†Midway Gold	68,100	83,082
Noranda Aluminum Holding	16,800	75,432
Olympic Steel	5,151	123,109
†Paramount Gold and Silver	50,000	111,500
†Revett Minerals	12,100	27,588
†RTI International Metals	14,694	465,653
Schnitzer Steel Industries Class A	11,100	295,926
†Stillwater Mining	55,181	713,490
†SunCoke Energy	31,800	519,294
†Universal Stainless & Alloy	2,374	86,295
†US Antimony	27,200	47,056
US Silica Holdings	5,800	136,764
†Vista Gold	17,300	37,368
Worthington Industries	23,807	737,541

		8,413,655

Multiline Retail–0.18%
Bon-Ton Stores	7,900	102,700
Fred’s Class A	19,593	268,032
†Gordmans Stores	4,300	50,353
†Saks	49,900	572,353
†Tuesday Morning	19,518	151,460

		1,144,898

Multi-Utilities–0.43%
Avista	28,417	778,626
Black Hills	20,733	913,081
CH Energy Group	6,757	441,840
NorthWestern	16,666	664,307

		2,797,854

Oil, Gas & Consumable Fuels–3.88%
†Abraxas Petroleum	43,800	101,178
Adams Resources & Energy	1,100	56,100
Alon USA Energy	6,140	116,967
†Amyris	18,800	57,904
Apco Oil and Gas International	4,544	56,346
†Approach Resources	15,454	380,323
Arch Coal	102,100	554,403
Berry Petroleum Class A	24,161	1,118,413
†Bill Barrett	21,591	437,650
†Bonanza Creek Energy	4,900	189,483
†BPZ Resources	55,121	125,125
†Callon Petroleum	21,800	80,660
†Carrizo Oil & Gas	17,597	453,475
†Ceres	3,700	12,876
†Clayton Williams Energy	3,066	134,076
†Clean Energy Fuels	29,537	383,981

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Cloud Peak Energy	27,800	$522,084
†Comstock Resources	21,300	346,125
Contango Oil & Gas	5,531	221,738
†Crimson Exploration	12,600	36,036
Crosstex Energy	20,697	398,624
†=CVR Energy	42,142	0
CVR Energy	8,200	423,284
Delek U.S. Holdings	8,867	349,892
†Diamondback Energy	5,900	158,356
†Emerald Oil	7,400	52,096
†Endeavour International	16,786	49,519
Energy XXI Bermuda	36,700	998,974
†EPL Oil & Gas	12,000	321,720
†Evolution Petroleum	9,900	100,485
†Forest Oil	58,800	309,288
†Frontline	27,100	63,414
†FX Energy	28,583	96,039
GasLog	11,900	153,034
†Gastar Exploration	31,500	55,440
†Gevo	20,100	45,024
†Goodrich Petroleum	13,928	217,973
†Green Plains Renewable Energy	12,600	144,144
†Gulfport Energy	36,114	1,655,105
†Halcon Resources	49,072	382,271
Hallador Energy	2,200	15,180
†Harvest Natural Resources	20,696	72,643
†Isramco	600	59,484
†KiOR Class A	13,300	61,845
Knightsbridge Tankers	12,351	101,278
†Kodiak Oil & Gas	123,200	1,119,888
†Magnum Hunter Resources	75,100	301,151
†Matador Resources	7,900	69,994
†McMoRan Exploration	46,752	764,395
†Midstates Petroleum	12,100	103,455
†Miller Energy Resources	19,000	70,490
Nordic American Tankers	22,018	254,308
†Northern Oil & Gas	28,700	412,706
†Oasis Petroleum	37,100	1,412,397
Panhandle Oil & Gas Class A	3,800	108,870
†PDC Energy	14,720	729,670
Penn Virginia	23,185	93,667
†Petroquest Energy	28,892	128,280
†Quicksilver Resources	59,400	133,650
†Renewable Energy Group	5,100	39,219
†Resolute Energy	19,800	227,898
†Rex American Resources	2,500	55,300
†Rex Energy	22,293	367,389
†Rosetta Resources	24,609	1,170,896
†Sanchez Energy	5,900	117,528
†Saratoga Resources	9,200	24,472
†Scorpio Tankers	48,800	435,296
†SemGroup Class A	20,000	1,034,400

LVIP SSgA Small-Cap Index Fund–15

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Ship Finance International	21,624	$381,447
†Solazyme	16,500	128,865
†Stone Energy	22,306	485,156
†Swift Energy	21,664	320,844
†Synergy Resources	19,800	135,828
Targa Resources	13,600	924,256
Teekay Tankers Class A	20,137	57,390
†Triangle Petroleum	23,600	155,760
†Uranerz Energy	39,200	49,784
†Uranium Energy	44,500	97,900
†Vaalco Energy	29,192	221,567
W&T Offshore	16,200	230,040
†Warren Resources	38,992	125,164
Western Refining	26,400	934,824
†Westmoreland Coal	6,000	68,160
†ZaZa Energy	12,500	22,625

		25,184,984

Paper & Forest Products–0.86%
†Boise Cascade	5,700	193,458
Buckeye Technologies	19,023	569,739
†Clearwater Paper	10,436	549,873
Deltic Timber	4,829	331,849
Glatfelter	18,783	439,147
KapStone Paper & Packaging	18,000	500,400
†Louisiana-Pacific	63,800	1,378,080
Neenah Paper	8,532	262,444
†Resolute Forest Products	36,500	590,570
Schweitzer-Mauduit International	14,176	549,036
Wausau Paper	22,603	243,660

		5,608,256

Personal Products–0.29%
†Elizabeth Arden	11,523	463,801
Female Health	9,200	66,608
Inter Parfums	8,236	201,205
†Medifast	5,400	123,768
Nature’s Sunshine Products	3,600	54,864
Nutraceutical International	2,300	39,905
†Prestige Brands Holdings	22,653	581,956
†Revlon Class A	6,400	143,104
†Star Scientific	61,000	101,260
†Synutra International	7,875	37,013
†USANA Health Sciences	2,052	99,173

		1,912,657

Pharmaceuticals–1.42%
†Acura Pharmaceuticals	2,300	4,899
†Akorn	28,378	392,468
†Ampio Pharmaceuticals	10,900	49,813
†Auxilium Pharmaceuticals	21,544	372,280
†AVANIR Pharmaceuticals	73,000	200,020
†BioDelivery Sciences International	10,800	45,468

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Cadence Pharmaceuticals	30,432	$203,590
†Cempra	2,100	14,175
†Corcept Therapeutics	30,100	60,200
†Cornerstone Therapeutics	6,600	46,662
†Cumberland Pharmaceuticals	6,000	29,880
†Depomed	28,200	165,534
†Endocyte	15,000	186,750
Hi-Tech Pharmacal	4,200	139,062
†Horizon Pharma	10,700	28,997
†Impax Laboratories	32,400	500,256
†Jazz Pharmaceuticals	19,200	1,073,472
†Lannett	6,600	66,726
†Medicines	26,097	872,162
†Nektar Therapeutics	56,007	616,077
†Obagi Medical Products	9,427	186,183
†Omeros	15,300	63,036
†Optimer Pharmaceuticals	20,100	239,190
†Pacira Pharmaceuticals	9,300	268,398
Pain Therapeutics	20,812	71,385
†Pernix Therapeutics Holdings	4,600	22,816
†POZEN	16,406	86,460
Questcor Pharmaceuticals	24,700	803,738
†Repros Therapeutics	7,500	120,750
†Sagent Pharmaceuticals	4,700	82,485
†Santarus	27,300	473,109
†SciClone Pharmaceuticals	28,700	132,020
†Sucampo Pharmaceuticals Class A	6,400	41,856
†Supernus Pharmaceuticals	1,700	9,554
†Transcept Pharmaceuticals	6,400	30,656
†Ventrus Biosciences	6,300	18,837
†ViroPharma	30,378	764,310
†Vivus	47,095	518,045
†XenoPort	20,644	147,605
†Zogenix	24,400	43,920

		9,192,844

Professional Services–1.37%
†Acacia Research	24,200	730,114
†Advisory Board	16,282	855,131
Barrett Business Services	3,500	184,310
†CBIZ	21,148	134,924
CDI	7,249	124,683
Corporate Executive Board	15,900	924,744
†CRA International	5,878	131,491
†Dolan	16,459	39,337
Exponent	6,723	362,639
†Franklin Covey	8,100	117,693
†FTI Consulting	19,200	723,072
†GP Strategies	8,400	200,424
Heidrick & Struggles International	9,306	139,125
†Hill International	14,100	42,159
†Hudson Global	18,600	73,284

LVIP SSgA Small-Cap Index Fund–16

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Huron Consulting Group	10,186	$410,700
†ICF International	10,100	274,720
Insperity	11,614	329,489
Kelly Services Class A	13,883	259,334
Kforce	14,660	239,984
†Korn/Ferry International	20,974	374,596
†Mistras Group	7,800	188,838
†Navigant Consulting	22,238	292,207
†Odyssey Marine Exploration	40,500	132,030
†On Assignment	19,126	484,079
†Pendrell	79,400	131,804
Resources Connection	22,455	285,179
†RPX	10,700	150,977
†TrueBlue	20,332	429,818
VSE	2,000	49,980
†WageWorks	3,300	82,599

		8,899,464

Real Estate Investment Trusts–8.78%
Acadia Realty Trust	24,961	693,167
AG Mortgage Investment Trust	13,700	348,939
Agree Realty	7,237	217,834
Alexander’s	977	322,107
American Assets Trust	14,800	473,748
American Capital Mortgage Investment	28,000	723,800
AmREIT Class B	3,400	66,164
Anworth Mortgage Asset	60,890	385,434
Apollo Commercial Real Estate Finance	13,500	237,465
Apollo Residential Mortgage	12,600	280,854
Ares Commercial Real Estate	3,900	65,988
Armour Residential REIT	177,400	1,158,422
Ashford Hospitality Trust	27,481	339,665
Associated Estates Realty	21,934	408,850
Campus Crest Communities	28,700	398,930
CapLease	36,368	231,664
Capstead Mortgage	44,900	575,618
Cedar Realty Trust	30,280	185,011
Chatham Lodging Trust	6,600	116,226
Chesapeake Lodging Trust	23,000	527,620
Colonial Properties Trust	41,100	929,271
Colony Financial	31,700	703,740
Coresite Realty	10,600	370,788
Cousins Properties	45,969	491,409
CreXus Investment	29,800	387,996
CubeSmart	61,506	971,795
CyrusOne	7,900	180,436
CYS Investments	82,700	970,898
DCT Industrial Trust	129,361	957,271
DiamondRock Hospitality	89,588	834,064
DuPont Fabros Technology	28,214	684,754

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Dynex Capital	28,500	$304,380
EastGroup Properties	13,140	764,748
Education Realty Trust	51,361	540,831
EPR Properties	22,201	1,155,562
Equity One	24,978	598,723
Excel Trust	19,200	262,080
†FelCor Lodging Trust	61,978	368,769
First Industrial Realty Trust	49,273	844,046
First Potomac Realty Trust	25,787	382,421
Franklin Street Properties	32,339	472,796
Geo Group	32,982	1,240,783
Getty Realty	13,659	276,048
Gladstone Commercial	6,200	120,714
Glimcher Realty Trust	64,117	743,757
Government Properties Income Trust	19,347	497,798
†Gramercy Capital	23,200	120,872
Gyrodyne of America	600	44,106
Healthcare Realty Trust	40,922	1,161,776
Hersha Hospitality Trust	76,390	446,118
Highwoods Properties	37,142	1,469,709
Hudson Pacific Properties	20,400	443,700
Inland Real Estate	33,249	335,482
Invesco Mortgage Capital	64,100	1,371,099
Investors Real Estate Trust	43,595	430,283
†iStar Financial	37,600	409,464
JAVELIN Mortgage Investment	2,700	53,055
Kite Realty Group Trust	30,366	204,667
LaSalle Hotel Properties	45,961	1,166,490
Lexington Realty Trust	69,991	825,894
LTC Properties	13,716	558,653
Medical Properties Trust	69,121	1,108,701
Monmouth Real Estate Investment	21,700	241,955
National Health Investors	11,261	737,032
New York Mortgage Trust	19,500	147,030
NorthStar Realty Finance	91,793	870,198
Omega Healthcare Investors	52,975	1,608,321
One Liberty Properties	6,300	136,836
Parkway Properties	11,962	221,895
Pebblebrook Hotel Trust	29,900	771,121
Pennsylvania Real Estate Investment Trust	25,123	487,135
PennyMac Mortgage Investment Trust	27,004	699,134
Potlatch	19,163	878,815
PS Business Parks	8,382	661,507
RAIT Financial Trust	28,398	226,332
Ramco-Gershenson Properties Trust	26,759	449,551
Redwood Trust	36,160	838,189
Resource Capital	46,493	307,319
Retail Opportunity Investments	24,700	346,047
RLJ Lodging Trust	56,800	1,292,768
Rouse Properties	11,200	202,720
Ryman Hospitality Properties	16,133	738,085

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Sabra Health Care REIT	16,486	$478,259
Saul Centers	4,003	175,091
Select Income REIT	4,700	124,315
Silver Bay Realty Trust	14,462	299,363
Sovran Self Storage	13,531	872,614
Spirit Realty Capital	14,300	271,700
STAG Industrial	16,300	346,701
Starwood Property Trust	62,871	1,745,299
†Strategic Hotels & Resorts	82,105	685,577
Summit Hotel Properties	24,200	253,374
Sun Communities	16,426	810,295
†Sunstone Hotel Investors	76,853	946,060
Terreno Realty	7,700	138,446
Two Harbors Investment	166,900	2,104,609
UMH Properties	7,500	77,025
Universal Health Realty Income Trust	6,108	352,493
Urstadt Biddle Properties Class A	11,542	251,154
Washington Real Estate Investment Trust	30,704	854,799
Western Asset Mortgage Capital	7,600	176,624
Whitestone REIT	5,100	77,214
Winthrop Realty Trust	15,298	192,449

		57,058,904

Real Estate Management & Development–0.18%
†AV Homes	4,477	59,678
Consolidated-Tomoka Land	2,692	105,661
†Forestar Group	14,800	323,528
Kennedy-Wilson Holdings	22,100	342,771
†Tejon Ranch	6,131	182,581
Thomas Properties Group	16,300	83,619
†Zillow Class A	1,600	87,472

		1,185,310

Road & Rail–1.28%
Amerco	4,269	740,842
Arkansas Best	12,955	151,314
†Avis Budget Group	49,300	1,372,019
Celadon Group	10,977	228,980
†Genesee & Wyoming Class A	21,235	1,977,191
Heartland Express	24,848	331,472
Knight Transportation	25,722	414,124
Marten Transport	8,789	176,923
†Old Dominion Freight Line	33,106	1,264,649
†Patriot Transportation Holding	2,874	79,955
†Quality Distribution	10,800	90,828
†Roadrunner Transportation Systems	7,400	170,200
†Saia	8,049	291,132
†Swift Transportation	35,600	504,808
†Universal Truckload Services	3,005	70,107
Werner Enterprises	19,843	479,010

		8,343,554

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.36%
†Advanced Energy Industries	20,460	$374,418
†Alpha & Omega Semiconductor	9,000	79,920
†Amkor Technology	41,005	164,020
†ANADIGICS	37,203	74,406
†Applied Micro Circuits	32,766	243,124
†ATMI	14,901	334,229
†Axcelis Technologies	28,400	35,500
†AXT	17,300	50,862
Brooks Automation	34,574	351,963
†Cabot Microelectronics	10,444	362,929
†Cavium	23,797	923,562
†Ceva	11,600	180,960
†Cirrus Logic	29,906	680,362
Cohu	12,278	114,922
†Cymer	14,337	1,377,786
†Diodes	18,248	382,843
†DSP Group	10,478	84,557
†Entegris	62,688	618,104
†Entropic Communications	39,012	158,779
†Exar	20,213	212,237
†First Solar	27,900	752,184
†FormFactor	27,519	129,339
†GSI Technology	9,200	60,628
†GT Advanced Technologies	50,800	167,132
†Hittite Microwave	14,669	888,355
†Inphi	11,700	122,265
†Integrated Device Technology	63,700	475,839
†Integrated Silicon Solution	14,800	135,716
†Intermolecular	9,000	91,800
†International Rectifier	31,500	666,225
Intersil Class A	57,300	499,083
IXYS	12,955	124,238
†Kopin	35,200	130,240
†Lattice Semiconductor	59,294	323,152
†LTX-Credence	27,833	168,111
†M/A-COM Technology Solutions Holdings	3,100	49,817
†Mattson Technology	29,600	40,848
†MaxLinear Class A	11,200	69,440
†MEMC Electronic Materials	115,600	508,640
Micrel	25,839	271,568
†Microsemi	41,765	967,695
†Mindspeed Technologies	18,800	62,604
MKS Instruments	24,012	653,126
Monolithic Power Systems	13,314	324,462
†MoSys	17,600	82,896
†Nanometrics	8,800	126,984
†NeoPhotonics	9,900	50,589
†NVE	1,700	95,914
†OmniVision Technologies	23,168	319,255
†PDF Solutions	13,200	211,464
†Peregrine Semiconductor	3,000	29,310

LVIP SSgA Small-Cap Index Fund–18

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Pericom Semiconductor	11,601	$79,003
†Photronics	31,172	208,229
†PLX Technology	24,808	113,124
Power Integrations	12,800	555,648
†QuickLogic	19,600	48,216
†Rambus	57,200	320,892
†RF Micro Devices	126,857	674,879
†Rubicon Technology	9,601	63,367
†Rudolph Technologies	16,212	190,977
†Semtech	30,852	1,091,852
†Sigma Designs	17,091	83,233
†Silicon Image	33,875	164,633
†Spansion Class A	21,000	270,270
†STR Holdings	12,900	27,993
†SunPower	20,100	231,954
Supertex	5,891	130,839
Tessera Technologies	23,155	434,156
†TriQuint Semiconductor	75,049	378,997
†Ultra Clean Holdings	11,700	76,050
†Ultratech	11,702	462,580
†Veeco Instruments	17,650	676,525
†Volterra Semiconductor	10,704	151,997

		21,839,816

Software–3.71%
†Accelrys	29,530	288,213
†ACI Worldwide	18,716	914,464
†Actuate	24,929	149,574
†Advent Software	16,116	450,765
American Software Class A	12,900	107,328
†Aspen Technology	43,500	1,404,615
†AVG Technologies	4,700	65,424
Blackbaud	20,276	600,778
†Bottomline Technologies	18,577	529,630
†BroadSoft	12,300	325,581
†Callidus Software	17,500	79,975
†CommVault Systems	20,767	1,702,479
†Comverse	11,400	319,656
Digimarc	3,500	76,895
Ebix	12,100	196,262
†Ellie Mae	10,800	259,740
†Envivio	3,900	6,630
EPIQ Systems	13,257	185,996
ePlus	1,900	87,799
Fair Isaac	16,600	758,454
†FalconStor Software	11,136	29,844
†FleetMatics Group	3,600	87,300
†Glu Mobile	27,300	81,354
†Guidance Software	8,800	95,480
†Guidewire Software	10,100	388,244
†Imperva	4,900	188,650
†Infoblox	3,900	84,630

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Software (continued)
†Interactive Intelligence Group	7,419	$329,033
†Jive Software	9,300	141,360
†Manhattan Associates	9,674	718,681
Mentor Graphics	42,834	773,154
†MicroStrategy	3,777	381,779
Monotype Imaging Holdings	18,602	441,798
†Netscout Systems	16,400	402,948
Pegasystems	7,324	205,658
†Pervasive Software	6,700	61,439
†Progress Software	28,743	654,766
†Proofpoint	3,200	53,952
†PROS Holdings	11,284	306,586
†PTC	55,414	1,412,503
QAD Class A	4,439	56,997
†QLIK Technologies	39,400	1,017,702
†Qualys	5,900	72,806
†RealPage	17,900	370,709
†Rosetta Stone	2,800	43,064
Sapiens International	6,900	37,536
†Seachange International	14,635	174,010
†Sourcefire	13,475	798,124
†SS&C Technologies Holdings	15,000	449,700
†Synchronoss Technologies	14,039	435,630
†Take-Two Interactive Software	35,204	568,545
†Tangoe	12,600	156,114
†TeleNav	10,600	68,370
†TiVo	57,336	710,393
†Tyler Technologies	13,796	845,143
†Ultimate Software Group	12,303	1,281,480
†VASCO Data Security International	15,183	128,145
†Verint Systems	23,511	859,327
†VirnetX Holding	19,200	368,064
†Websense	19,147	287,205

		24,078,481

Specialty Retail–3.35%
†Aeropostale	36,900	501,840
†America’s Car-Mart	3,100	144,894
†ANN	23,300	676,166
†Asbury Automotive Group	12,413	455,433
†Barnes & Noble	11,200	184,240
bebe stores	20,669	86,190
Big 5 Sporting Goods	5,821	90,866
†Body Central	8,200	77,080
Brown Shoe	18,984	303,744
Buckle	12,682	591,615
†Cabela’s	22,087	1,342,448
Cato Class A	12,179	294,001
†Children’s Place Retail Stores	11,942	535,240
†Citi Trends	8,436	86,300
†Conn’s	7,882	282,964
Destination Maternity	6,800	159,120

LVIP SSgA Small-Cap Index Fund–19

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Destination XL Group	23,800	$121,142
†Express	40,900	728,429
Finish Line Class A	22,886	448,337
†Five Below	4,900	185,661
†Francesca’s Holdings	16,900	484,354
†Genesco	11,862	712,788
Group 1 Automotive	10,538	633,018
Haverty Furniture	7,120	146,387
†hhgregg	9,740	107,627
†Hibbett Sports	12,822	721,494
Hot Topic	21,367	296,574
†Jos. A Bank Clothiers	13,494	538,411
†Kirkland’s	7,300	83,658
Lithia Motors Class A	9,600	455,808
†Lumber Liquidators Holdings	12,600	884,772
†MarineMax	11,700	159,003
†Mattress Firm Holding	5,600	193,424
Men’s Wearhouse	23,408	782,295
Monro Muffler Brake	13,872	550,857
†New York	17,543	71,751
†Office Depot	127,400	500,682
OfficeMax	42,600	494,586
†Orchard Supply Hardware Stores Class A	1,000	3,960
Penske Automotive Group	20,500	683,880
†Pep Boys-Manny Moe & Jack	27,674	326,276
†Perfumania Holdings	2,600	14,976
Pier 1 Imports	45,080	1,036,840
RadioShack	50,300	169,008
Rent-A-Center	27,872	1,029,592
†Restoration Hardware Holdings	2,100	73,500
†rue21	8,500	249,815
†Select Comfort	26,000	514,020
Shoe Carnival	7,546	154,240
Sonic Automotive Class A	20,690	458,490
Stage Stores	15,637	404,686
Stein Mart	15,302	128,231
Systemax	4,997	49,470
†Tilly’s Class A	4,600	58,512
†Vitamin Shoppe	13,600	664,360
†West Marine	8,700	99,441
†Wet Seal Class A	52,996	160,048
Winmark	1,400	88,186
†Zumiez	11,598	265,594

		21,746,324

Textiles, Apparel & Luxury Goods–1.29%
Barry (R.G.)	5,300	70,967
Cherokee	5,220	71,514
Columbia Sportswear	6,329	366,323
†Crocs	43,000	637,260
Culp	4,400	70,004

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Delta Apparel	4,000	$65,880
†Fifth & Pacific	53,500	1,010,080
†G-III Apparel Group	7,717	309,529
†Iconix Brand Group	29,655	767,175
Jones Group	36,800	468,096
†K-Swiss Class A	17,385	82,405
†Madden (Steven)	18,580	801,541
†Maidenform Brands	9,729	170,549
Movado Group	9,050	303,356
Oxford Industries	6,110	324,441
Perry Ellis International	5,762	104,811
†Quiksilver	65,954	400,341
†Skechers U.S.A. Class A	17,710	374,567
True Religion Apparel	13,280	346,741
†Tumi Holdings	10,900	228,246
†Unifi	8,233	157,250
†Vera Bradley	10,500	248,115
Wolverine World Wide	22,629	1,004,049

		8,383,240

Thrift & Mortgage Finance–1.86%
Astoria Financial	38,700	381,582
Bank Mutual	26,783	148,110
BankFinancial	12,648	102,322
†Beneficial Mutual Bancorp	16,184	166,695
Berkshire Hills Bancorp	11,990	306,225
†BofI Holding	5,900	211,692
Brookline Bancorp	36,544	334,012
Cape Bancorp	4,900	44,884
Charter Financial	2,200	28,138
Clifton Savings Bancorp	5,441	67,795
Dime Community Bancshares	15,852	227,635
†Doral Financial	70,090	49,392
ESB Financial	5,920	81,045
ESSA Bancorp	4,000	43,360
EverBank Financial	11,300	174,020
Federalricultural Mortgage Class C	5,500	169,345
First Defiance Financial	5,700	132,924
†First Federal Bancshares of Arkansas	1,800	18,000
First Financial Holdings	6,340	132,886
†First Financial Northwest	8,100	63,261
First Pactrust Bancorp	4,800	54,720
Flushing Financial	16,459	278,815
Fox Chase Bancorp	4,110	69,418
Franklin Financial	7,300	133,225
Heritage Financial Group	4,400	63,712
Hingham Institution for Savings	600	41,820
†Home Bancorp	3,500	65,135
Home Federal Bancorp	7,200	92,160
Home Loan Servicing Solutions	26,300	613,579
†HomeStreet	2,900	64,786
Kearny Financial	8,377	85,445

LVIP SSgA Small-Cap Index Fund–20

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
†Meridian Interstate Bancorp	5,400	$101,250
†MGIC Investment	143,500	710,325
†NASB Financial	2,100	44,205
†Nationstar Mortgage Holdings	9,600	354,240
Northfield Bancorp	9,762	110,896
Northwest Bancshares	44,391	563,322
OceanFirst Financial	7,200	103,824
†Ocwen Financial	51,279	1,944,500
Oritani Financial	19,861	307,647
Peoples Federal Bancshares	3,100	59,210
Provident Financial Holdings	4,900	83,349
Provident Financial Services	26,881	410,473
Provident New York Bancorp	20,646	187,259
Radian Group	79,200	848,232
Rockville Financial	15,939	206,569
Roma Financial	5,135	82,468
SI Financial Group	5,300	64,077
Simplicity Bancorp	4,600	69,138
Territorial Bancorp	6,200	147,436
Tree.com	3,000	55,470
Trustco Bank	47,675	266,027
United Financial Bancorp	9,300	141,360
ViewPoint Financial Group	17,024	342,353
†Walker & Dunlop	5,400	97,038
†Waterstone Financial	3,700	30,599
Westfield Financial	13,392	104,190
WSFS Financial	4,235	205,990

		12,087,585

Tobacco–0.18%
†Alliance One International	44,171	171,825
Universal	10,530	590,101
Vector Group	24,779	399,437

		1,161,363

Trading Companies & Distributors–0.99%
Aceto	15,700	173,799
Aircastle	24,400	333,792
Applied Industrial Technologies	19,809	891,405
†Beacon Roofing Supply	21,548	833,046
†BlueLinx Holdings	16,573	47,233
†CAI International	6,800	195,976
†DXP Enterprises	4,400	328,680
†Edgen Group	7,600	54,948
H&E Equipment Services	14,835	302,634
Houston Wire & Cable	5,675	73,491
Kaman Class A	11,889	421,703
†Rush Enterprises Class A	16,646	401,502
SeaCube Container Leasing	6,400	146,944
TAL International Group	13,188	597,548
Textainer Group Holdings	6,673	263,917
†Titan Machinery	6,855	190,226

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Watsco	13,666	$1,150,404
†Willis Lease Finance	2,800	42,336

		6,449,584

Transportation Infrastructure–0.01%
†Wesco Aircraft Holdings	6,000	88,320

		88,320

Water Utilities–0.27%
American States Water	8,474	487,848
Artesian Resources Class A	3,700	83,139
†Cadiz	5,898	39,870
California Water Service Group	18,502	368,190
Connecticut Water Service	5,800	169,534
Consolidated Water	8,676	85,892
Middlesex Water	8,300	162,016
SJW	7,734	204,951
York Water	6,700	125,960

		1,727,400

Wireless Telecommunication Services–0.09%
†Boingo Wireless	8,000	44,160
†Leap Wireless International	21,600	127,224
NTELOS Holdings	7,616	97,561
Shenandoah Telecommunications	12,095	184,207
USA Mobility	11,618	154,171

		607,323

Total Common Stock (Cost $471,558,695)		636,366,753

CLOSED-END FUND–0.01%
†Firsthand Technology Value Fund	4,300	82,947

Total Closed-End Fund (Cost $81,771)		82,947

RIGHTS–0.00%
†=Allos Therapeutics	45,967	0
†=Forest Laboratories	3,000	0

Total Rights (Cost $0)		0

WARRANTS–0.00%
†Greenhunter Energy, excercise price $27.50, expiration date 8/27/13	90	0
†Magnum Hunter Resources, excercise price $10.50, expiration date 11/30/13	4,440	0

Total Warrants (Cost $0)		0

LVIP SSgA Small-Cap Index Fund–21

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET MUTUAL FUND–2.01%
Dreyfus Treasury & Agency Cash Management Fund	13,080,672	$13,080,672

Total Money Market Mutual Fund (Cost $13,080,672)		13,080,672

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.09%
≠¥U.S. Treasury Obligations–0.09%
U.S. Treasury Bills 0.067% 6/6/13	542,000	$541,950

Total Short-Term Investment (Cost $541,933)		541,950

TOTAL VALUE OF SECURITIES–100.06% (Cost $485,263,071)	650,072,322
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(382,855)

NET ASSETS APPLICABLE TO 29,544,920 SHARES OUTSTANDING–100.00%	$649,689,467

†	Non-income producing for the period.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency contracts and futures contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contract

Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD	(4,488)	USD	4,413	4/1/13	$(5)

Futures Contract

Contract to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
137	E-mini Russell 2000 Index	$12,930,971	$12,999,930	6/22/13	$68,959

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

CAD–Canadian Dollar

MNB–Mellon National Bank

REIT–Real Estate Investment Trust

USD–United States Dollar

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Small-Cap Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap Index Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$503,955,725

Aggregate unrealized appreciation	$193,636,654
Aggregate unrealized depreciation	(47,520,057)

Net unrealized appreciation	$146,116,597

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock.	$636,366,753	$—	$636,366,753
Money Market Mutual Fund	13,080,672	—	13,080,672
Short-Term Investments	—	541,950	541,950
Closed-End Fund	82,947	—	82,947

Total	$649,530,372	$541,950	$650,072,322

Foreign Currency Exchange Contract	$—	$(5)	$(5)

Futures Contract	$68,959	$—	$68,959

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s

LVIP SSgA Small-Cap Index Fund–24

LVIP SSgA Small-Cap Index Fund

Notes (continued)

3. Derivatives (continued)

maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day- to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Small-Cap Index Fund–25

LVIP SSgA Bond Index Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–29.35%
Fannie Mae ARM
•2.725% 11/1/35	436,472	$468,289
•2.904% 9/1/37	311,544	333,697
•2.967% 11/1/41	680,818	714,399
•3.253% 6/1/41	4,577,666	4,824,073
•3.311% 1/1/41	2,924,562	3,086,185
•5.043% 7/1/38	217,464	233,479
•5.415% 9/1/38	36,377	39,238
•5.587% 11/1/38	195,700	211,584
•5.717% 3/1/37	738,848	796,511
Fannie Mae S.F. 10 yr
3.00% 8/1/21	4,295,688	4,548,957
4.50% 2/1/14	11,271	12,090
4.50% 4/1/14	22,651	22,916
5.00% 5/1/13	2,237	2,237
5.50% 12/1/14	60,519	64,906
5.50% 11/1/15	6,269	6,715
6.00% 12/1/13	45,339	45,911
6.00% 3/1/16	273,914	284,008
6.00% 10/1/16	200,563	209,315
6.00% 12/1/17	114,098	119,075
6.00% 9/1/18	28,749	30,542
Fannie Mae S.F. 15 yr
3.00% 11/1/26	4,925,903	5,184,204
3.00% 8/1/27	2,197,435	2,314,036
3.00% 9/1/27	8,935,681	9,409,829
3.50% 11/1/25	1,593,892	1,690,250
3.50% 12/1/25	3,327,938	3,574,887
3.50% 12/1/26	2,082,627	2,209,182
4.00% 4/1/24	380,414	407,260
4.00% 5/1/24	687,140	735,632
4.00% 6/1/24	638,244	683,285
4.00% 7/1/24	305,314	326,861
4.00% 10/1/24	27,058	28,968
4.00% 12/1/24	915,207	979,794
4.00% 1/1/25	1,133,170	1,239,345
4.00% 3/1/25	1,199,521	1,311,912
4.00% 5/1/25	559,871	599,382
4.00% 7/1/25	11,051	11,827
4.00% 8/1/25	42,721	45,723
4.00% 9/1/25	522,116	558,793
4.00% 10/1/25	559,323	598,621
4.00% 1/1/26	15,789	16,903
4.00% 3/1/26	1,368,028	1,464,144
4.00% 5/1/26	15,694	16,802
4.50% 2/1/23	290,609	312,755
4.50% 4/1/23	33,689	36,256
4.50% 5/1/23	44,954	48,380
4.50% 6/1/23	943,601	1,015,509
4.50% 11/1/23	58,978	63,473
4.50% 1/1/24	11,436	12,305
4.50% 2/1/24	12,019	12,933

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 3/1/24	12,709	$13,675
4.50% 4/1/24	407,132	438,156
4.50% 5/1/24	760,268	818,205
4.50% 7/1/24	600,021	645,652
4.50% 8/1/24	808,914	870,433
4.50% 11/1/24	337,464	363,128
4.50% 4/1/25	589,957	634,823
4.50% 5/1/25	52,257	56,232
4.50% 6/1/25	12,346	13,285
5.00% 6/1/19	3,932	4,253
5.00% 4/1/21	148,289	160,121
5.00% 4/1/23	74,046	79,920
5.00% 6/1/23	1,484,399	1,600,829
5.00% 9/1/23	583,698	630,001
5.00% 11/1/23	487,000	525,632
5.00% 12/1/23	368,389	397,612
5.00% 4/1/24	431,589	466,028
5.00% 3/1/25	149,297	161,140
5.00% 6/1/25	7,346	7,929
5.50% 12/1/18	398,860	427,524
5.50% 3/1/20	673,725	724,248
5.50% 4/1/22	134,545	147,326
5.50% 7/1/22	177,248	194,085
5.50% 1/1/24	152,361	166,834
5.50% 2/1/24	333,282	364,940
6.00% 2/1/14	66,764	67,524
6.00% 12/1/18	658	664
6.00% 6/1/20	39,035	41,038
6.00% 8/1/22	34,797	38,044
6.00% 9/1/22	135,774	149,744
6.00% 8/1/23	17,520	19,327
Fannie Mae S.F. 15 yr TBA 3.00% 4/1/28	3,500,000	3,679,785
Fannie Mae S.F. 20 yr 6.50% 12/1/17	2,592	2,627
Fannie Mae S.F. 30 yr
3.00% 9/1/42	2,956,536	3,051,876
3.00% 10/1/42	1,974,329	2,037,996
3.00% 11/1/42	2,954,976	3,050,266
3.00% 12/1/42	2,724,766	2,814,229
3.00% 3/1/43	4,992,197	5,153,182
3.50% 10/1/40	1,731,249	1,829,281
3.50% 12/1/40	772,945	816,713
3.50% 2/1/41	1,486,710	1,570,895
3.50% 9/1/42	11,905,944	12,601,428
3.50% 10/1/42	4,813,706	5,086,283
4.00% 1/1/39	91,073	97,181
4.00% 2/1/39	209,784	223,754
4.00% 3/1/39	8,505	9,072
4.00% 4/1/39	675,392	720,368
4.00% 6/1/39	243,590	259,811
4.00% 8/1/39	1,015,585	1,097,083
4.00% 9/1/39	1,153,755	1,266,463

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 11/1/39	97,928	$104,450
4.00% 12/1/39	2,157,225	2,300,386
4.00% 1/1/40	921,728	983,109
4.00% 5/1/40	494,422	527,347
4.00% 8/1/40	195,366	208,376
4.00% 9/1/40	402,318	429,110
4.00% 10/1/40	1,604,845	1,711,719
4.00% 11/1/40	2,287,524	2,449,703
4.00% 12/1/40	3,109,475	3,355,206
4.00% 1/1/41	8,631,612	9,206,455
4.00% 2/1/41	1,905,949	2,032,873
4.00% 3/1/41	49,003	52,281
4.00% 4/1/41	682,473	728,134
4.00% 5/1/41	3,761,731	4,013,414
4.00% 6/1/41	72,961	77,842
4.00% 9/1/41	815,218	869,760
4.00% 10/1/41	449,995	480,103
4.00% 11/1/41	875,577	934,159
4.00% 12/1/41	39,376	42,010
4.00% 1/1/42	29,748	31,738
4.00% 3/1/42	756,204	809,753
4.50% 8/1/33	60,374	65,247
4.50% 1/1/34	47,990	51,862
4.50% 9/1/35	260,184	280,529
4.50% 2/1/38	91,182	98,255
4.50% 4/1/38	156,528	168,670
4.50% 7/1/38	112,057	120,750
4.50% 11/1/38	536,847	578,492
4.50% 2/1/39	1,286,804	1,386,626
4.50% 3/1/39	1,014,461	1,093,156
4.50% 4/1/39	2,522,786	2,740,772
4.50% 5/1/39	879,254	971,694
4.50% 6/1/39	339,926	366,295
4.50% 7/1/39	1,343,176	1,447,369
4.50% 9/1/39	587,794	650,106
4.50% 1/1/40	1,776,801	1,985,705
4.50% 2/1/40	3,533,505	3,901,197
4.50% 5/1/40	2,206,399	2,418,746
4.50% 6/1/40	1,032,337	1,113,709
4.50% 8/1/40	462,478	498,354
4.50% 9/1/40	1,210,100	1,305,486
4.50% 10/1/40	6,372,398	6,894,441
4.50% 11/1/40	1,282,854	1,394,232
4.50% 2/1/41	2,439,149	2,632,935
4.50% 4/1/41	52,372	56,533
4.50% 5/1/41	610,668	659,877
4.50% 6/1/41	599,379	646,624
5.00% 12/1/32	87,461	94,810
5.00% 9/1/33	460,955	502,277
5.00% 4/1/34	1,669,764	1,816,321
5.00% 7/1/34	1,055,470	1,147,127
5.00% 11/1/34	523,751	570,431

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 4/1/35	337,418	$367,033
5.00% 6/1/35	586,677	637,572
5.00% 7/1/35	541,484	588,971
5.00% 9/1/35	129,832	140,984
5.00% 10/1/35	450,415	489,078
5.00% 12/1/35	2,122,329	2,304,628
5.00% 2/1/36	4,875,819	5,294,358
5.00% 3/1/36	277,525	301,338
5.00% 11/1/36	101,866	110,807
5.00% 8/1/37	91,599	99,238
5.00% 4/1/38	816,245	884,316
5.00% 7/1/38	76,160	82,511
5.00% 11/1/38	63,915	69,246
5.00% 8/1/39	2,495,102	2,705,522
5.00% 12/1/39	548,620	609,031
5.00% 1/1/40	1,170,703	1,316,261
5.00% 7/1/40	4,287,743	4,727,261
5.50% 11/1/33	224,204	246,650
5.50% 1/1/34	219,283	241,443
5.50% 5/1/34	304,189	334,927
5.50% 7/1/34	442,816	488,532
5.50% 10/1/34	477,530	530,262
5.50% 9/1/35	279,577	306,693
5.50% 10/1/35	383,968	421,209
5.50% 12/1/35	895,198	981,874
5.50% 1/1/36	1,559,123	1,710,341
5.50% 4/1/36	2,750,411	3,008,464
5.50% 8/1/36	776,811	852,153
5.50% 2/1/37	199,076	219,421
5.50% 3/1/37	370,628	404,259
5.50% 5/1/37	538,327	594,532
5.50% 6/1/37	451,376	500,331
5.50% 8/1/37	174,925	190,798
5.50% 11/1/37	3,653	3,985
5.50% 12/1/37	1,821	1,986
5.50% 1/1/38	1,486,420	1,621,297
5.50% 2/1/38	400,564	436,911
5.50% 6/1/38	51,774	56,472
5.50% 7/1/38	456,218	497,615
5.50% 10/1/38	182,872	199,465
5.50% 1/1/39	847,762	924,687
5.50% 5/1/39	1,758,176	1,919,699
5.50% 6/1/39	1,591,861	1,736,306
5.50% 7/1/41	1,480,079	1,614,381
6.00% 12/1/35	352,098	396,040
6.00% 2/1/36	212,859	233,703
6.00% 6/1/36	116,451	127,855
6.00% 7/1/36	383,093	420,608
6.00% 8/1/36	281,893	309,498
6.00% 9/1/36	429,952	472,953
6.00% 10/1/36	403,623	443,149
6.00% 11/1/36	39,971	43,886

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 1/1/37	211,724	$232,589
6.00% 2/1/37	1,473,386	1,630,424
6.00% 3/1/37	141,970	155,696
6.00% 4/1/37	66,439	72,862
6.00% 5/1/37	453,230	497,046
6.00% 6/1/37	266,751	292,540
6.00% 8/1/37	725,941	796,124
6.00% 9/1/37	932,565	1,022,722
6.00% 10/1/37	1,706,345	1,871,309
6.00% 11/1/37	361,584	396,540
6.00% 1/1/38	132,005	144,767
6.00% 2/1/38	165,437	181,431
6.00% 4/1/38	14,131	15,498
6.00% 5/1/38	544,997	597,686
6.00% 6/1/38	364,773	400,039
6.00% 8/1/38	186,636	204,679
6.00% 9/1/38	104,390	114,482
6.00% 10/1/38	145,559	159,631
6.00% 11/1/38	191,903	210,456
6.50% 3/1/32	1,977	2,262
6.50% 7/1/36	282,825	318,770
6.50% 9/1/36	282,825	316,908
6.50% 11/1/36	363,300	407,802
6.50% 9/1/37	36,416	40,719
6.50% 10/1/37	547,022	622,670
6.50% 2/1/38	497,017	553,347
6.50% 3/1/38	948,468	1,059,577
6.50% 5/1/38	258,454	308,450
6.50% 7/1/38	568,690	638,036
6.50% 10/1/38	354,389	396,514
7.00% 8/1/39	879,933	1,047,543
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/43	10,250,000	10,571,914
3.50% 4/1/43	4,000,000	4,223,750
Freddie Mac ARM
•2.764% 11/1/37	305,458	326,057
•2.819% 9/1/37	519,382	555,378
•3.551% 9/1/40	2,353,751	2,473,934
•3.571% 8/1/40	1,627,189	1,726,042
•5.827% 6/1/36	222,886	232,479
Freddie Mac S.F. 15 yr
3.00% 11/1/26	6,234,083	6,543,692
3.00% 3/1/27	2,760,126	2,929,972
3.00% 4/1/27	2,134,404	2,247,744
3.50% 12/1/25	3,462,418	3,725,853
3.50% 3/1/26	2,746,811	2,898,289
4.00% 2/1/24	168,132	179,611
4.00% 8/1/24	311,944	331,437
4.00% 2/1/25	417,301	443,509
4.00% 7/1/25	1,287,627	1,368,494
4.00% 4/1/26	2,621,212	2,789,108
4.50% 1/1/15	21,317	21,758

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.50% 2/1/15	17,677	$18,060
4.50% 8/1/15	12,468	13,309
4.50% 3/1/18	307,957	327,912
4.50% 4/1/18	252,404	268,600
4.50% 10/1/18	100,294	106,793
4.50% 11/1/18	343,806	368,219
4.50% 12/1/18	180,658	192,365
4.50% 1/1/19	161,256	171,705
4.50% 2/1/19	225,108	240,188
4.50% 7/1/19	308,249	328,898
4.50% 12/1/19	107,876	114,867
4.50% 4/1/21	84,127	89,578
4.50% 1/1/23	95,758	102,068
4.50% 4/1/23	177,101	188,770
4.50% 5/1/23	351,477	374,637
4.50% 6/1/23	24,728	26,357
4.50% 12/1/23	39,602	42,212
4.50% 6/1/24	15,682	16,699
4.50% 7/1/24	546,848	582,284
4.50% 8/1/24	209,404	225,656
4.50% 11/1/24	473,618	504,309
4.50% 5/1/25	190,964	203,339
5.00% 10/1/17	27,531	29,479
5.00% 4/1/18	531,797	569,434
5.00% 1/1/22	477,655	512,057
5.00% 6/1/22	250,856	269,080
5.00% 4/1/23	352,177	377,101
5.00% 1/1/25	44,202	47,357
5.00% 3/1/25	839,219	900,711
5.00% 7/1/25	195,426	210,093
5.50% 12/1/13	25,834	26,326
5.50% 12/1/15	69,782	74,284
5.50% 11/1/16	384,891	409,845
5.50% 11/1/17	402,286	413,907
5.50% 4/1/18	171,810	183,987
5.50% 11/1/21	3,431	3,674
5.50% 6/1/23	54,331	58,584
5.50% 7/1/24	452,076	481,386
5.50% 12/1/24	473,472	512,159
6.00% 12/1/22	223,069	244,937
6.00% 11/1/23	238,157	262,849
Freddie Mac S.F. 15 yr TBA
3.00% 4/1/28	6,500,000	6,811,797
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,950,257	3,031,969
3.00% 1/1/43	6,474,845	6,656,074
3.50% 2/1/42	4,312,022	4,550,811
3.50% 5/1/42	4,429,783	4,675,094
4.00% 5/1/39	888,572	944,487
4.00% 2/1/40	271,325	288,398
4.00% 5/1/40	529,787	563,125

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 8/1/40	103,912	$110,450
4.00% 9/1/40	957,869	1,018,145
4.00% 11/1/40	6,666,957	7,253,060
4.00% 12/1/40	2,105,474	2,237,967
4.00% 2/1/41	2,578,456	2,779,914
4.00% 12/1/41	688,631	731,964
4.00% 1/1/42	1,596,733	1,717,170
4.00% 3/1/42	272,070	289,190
4.00% 6/1/42	27,234	28,948
4.50% 2/1/39	259,902	278,044
4.50% 4/1/39	121,039	129,488
4.50% 5/1/39	308,339	338,727
4.50% 6/1/39	2,229,811	2,430,473
4.50% 7/1/39	477,556	510,890
4.50% 9/1/39	1,379,348	1,532,527
4.50% 10/1/39	674,293	732,259
4.50% 1/1/40	3,593,434	3,947,575
4.50% 2/1/40	2,191,881	2,407,895
4.50% 7/1/40	467,555	500,484
4.50% 9/1/40	1,894,129	2,080,799
4.50% 2/1/41	6,894,128	7,646,809
4.50% 3/1/41	847,627	923,481
5.00% 10/1/34	670,276	740,418
5.00% 2/1/35	125,895	135,882
5.00% 8/1/35	293,747	317,051
5.00% 10/1/35	143,993	155,416
5.00% 11/1/35	52,754	56,939
5.00% 12/1/35	510,739	551,258
5.00% 2/1/37	422,864	455,043
5.00% 4/1/37	432,572	465,267
5.00% 5/1/37	542,098	583,071
5.00% 12/1/37	1,256,126	1,351,596
5.00% 1/1/38	18,544	19,945
5.00% 4/1/38	14,922	16,050
5.00% 6/1/38	785,491	844,861
5.00% 7/1/38	90,794	97,657
5.00% 9/1/38	40,041	43,067
5.00% 10/1/38	783,598	842,825
5.00% 12/1/38	646,675	695,553
5.00% 1/1/39	194,718	209,435
5.00% 2/1/39	263,498	283,414
5.00% 3/1/39	1,007,665	1,110,184
5.00% 8/1/39	261,654	289,035
5.00% 9/1/39	1,849,005	2,024,584
5.00% 1/1/40	1,554,593	1,702,215
5.00% 5/1/40	585,773	652,381
5.00% 6/1/40	3,240,287	3,557,975
5.00% 9/1/40	451,607	485,741
5.00% 3/1/41	1,108,200	1,217,589
5.50% 8/1/33	149,096	162,969
5.50% 6/1/34	315,381	343,937
5.50% 6/1/35	232,705	253,775

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 11/1/35	391,241	$426,177
5.50% 1/1/37	275,584	299,245
5.50% 5/1/37	343,949	373,479
5.50% 7/1/37	132,198	144,478
5.50% 1/1/38	1,545,592	1,678,291
5.50% 2/1/38	353,959	383,353
5.50% 5/1/38	2,139,904	2,333,025
5.50% 6/1/38	96,562	104,581
5.50% 8/1/38	277,632	305,299
5.50% 12/1/38	342,770	371,341
5.50% 8/1/39	492,210	536,777
5.50% 12/1/39	1,427,960	1,549,667
5.50% 3/1/40	1,073,580	1,162,735
5.50% 4/1/40	1,980,864	2,145,364
5.50% 5/1/40	1,213,275	1,314,031
5.50% 6/1/41	268,563	290,866
6.00% 8/1/36	87,852	95,917
6.00% 11/1/36	260,183	284,798
6.00% 4/1/37	3,526	3,860
6.00% 5/1/37	578,111	632,081
6.00% 8/1/37	1,102,407	1,205,324
6.00% 9/1/37	625,831	689,701
6.00% 10/1/37	167,912	184,217
6.00% 11/1/37	992,386	1,085,032
6.00% 12/1/37	39,762	43,673
6.00% 6/1/38	120,903	132,115
6.00% 7/1/38	242,189	264,648
6.00% 8/1/38	250,957	274,228
6.00% 9/1/38	141,153	154,242
6.00% 10/1/38	339,287	370,749
6.00% 11/1/38	147,900	161,615
6.00% 3/1/39	163,379	178,529
6.00% 4/1/39	100,442	109,991
6.00% 9/1/39	524,517	572,665
6.00% 12/1/39	488,570	533,418
6.00% 5/1/40	1,746,958	1,910,048
6.50% 11/1/36	708,515	805,643
6.50% 8/1/37	307,591	349,758
6.50% 10/1/37	79,156	90,064
6.50% 6/1/38	82,548	93,923
6.50% 4/1/39	466,485	530,770
Freddie Mac S.F. 30 yr TBA
3.00% 4/1/43	3,000,000	3,080,625
3.50% 4/1/43	5,750,000	6,050,752
GNMA I S.F.30yr
3.00% 9/15/42	2,921,148	3,057,894
3.00% 11/15/42	2,463,154	2,578,461
3.00% 12/15/42	746,905	781,869
3.50% 10/15/40	530,793	571,532
3.50% 1/15/41	206,871	222,749
3.50% 7/15/41	106,187	114,868
3.50% 10/15/41	1,644,491	1,770,706

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
3.50% 3/15/42	147,697	$159,033
3.50% 6/15/42	6,037,830	6,501,233
3.50% 7/15/42	2,342,312	2,522,085
3.50% 10/15/42	758,643	816,869
4.00% 6/15/39	247,028	269,541
4.00% 7/15/39	354,203	386,483
4.00% 8/15/39	306,423	334,348
4.00% 8/15/40	1,636,753	1,794,610
4.00% 10/15/40	1,238,653	1,374,372
4.00% 12/15/40	1,668,029	1,871,124
4.00% 1/15/41	1,671,441	1,874,952
4.00% 9/15/41	2,010,232	2,192,802
4.50% 3/15/39	1,298,229	1,419,573
4.50% 4/15/39	23,621	25,829
4.50% 5/15/39	272,255	302,211
4.50% 6/15/39	931,109	1,018,139
4.50% 7/15/39	1,190,558	1,301,838
4.50% 8/15/39	185,686	203,042
4.50% 9/15/39	890,389	973,884
4.50% 10/15/39	2,145,921	2,378,357
4.50% 11/15/39	1,575,499	1,732,181
4.50% 12/15/39	624,606	686,737
4.50% 1/15/40	3,099,635	3,420,066
4.50% 5/15/40	831,167	922,621
4.50% 6/15/40	2,107,312	2,328,658
4.50% 7/15/40	513,460	563,378
4.50% 8/15/40	929,124	1,019,453
4.50% 9/15/40	606,875	667,166
4.50% 1/15/41	507,206	559,686
4.50% 2/15/41	4,910,265	5,404,059
4.50% 3/15/41	738,672	807,715
4.50% 6/15/41	624,799	683,198
5.00% 3/15/35	161,548	176,521
5.00% 5/15/38	12,607	13,712
5.00% 8/15/38	74,491	81,023
5.00% 1/15/39	869,782	949,313
5.00% 5/15/39	1,344,665	1,467,618
5.00% 6/15/39	1,982,877	2,185,936
5.00% 9/15/39	4,346,289	4,818,781
5.00% 10/15/39	413,739	452,346
5.00% 11/15/39	934,426	1,035,052
5.00% 1/15/40	1,889,561	2,093,043
5.00% 2/15/40	1,261,651	1,397,515
5.00% 4/15/40	1,089,970	1,195,424
5.00% 7/15/40	1,124,379	1,229,678
5.50% 10/15/33	605,620	667,904
5.50% 4/15/37	153,005	167,816
5.50% 7/15/37	80,323	87,931
5.50% 1/15/38	3,367	3,686
5.50% 2/15/38	714,664	782,356
5.50% 7/15/38	6,597	7,221
5.50% 8/15/38	172,775	189,140

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.50% 9/15/38	1,594,374	$1,745,391
5.50% 12/15/38	272,563	298,380
5.50% 1/15/39	356,617	390,395
5.50% 5/15/39	925,284	1,012,926
5.50% 7/15/39	20,473	22,412
5.50% 10/15/39	923,995	1,011,515
5.50% 4/15/40	1,383,879	1,523,896
5.50% 2/15/41	237,285	259,761
6.00% 5/15/37	329,942	371,503
6.00% 1/15/38	357,395	402,393
6.00% 3/15/38	16,890	19,017
6.00% 5/15/38	815,794	919,735
6.00% 7/15/38	455,692	513,067
6.00% 8/15/38	573,178	645,345
6.00% 10/15/38	516,608	581,653
6.00% 11/15/38	321,516	361,998
6.00% 12/15/38	633,645	713,425
6.00% 1/15/39	129,961	146,323
6.00% 5/15/39	12,209	13,752
6.00% 6/15/39	14,668	16,512
6.00% 8/15/39	28,304	31,939
6.00% 10/15/39	41,797	47,060
6.00% 6/15/40	28,940	33,076
6.00% 12/15/40	2,400,723	2,702,989
6.50% 8/15/37	219,481	253,322
6.50% 3/15/38	43,499	49,522
6.50% 5/15/38	75,356	85,789
6.50% 7/15/38	124,986	142,574
6.50% 8/15/38	4,045	4,401
6.50% 9/15/38	78,806	85,688
6.50% 10/15/38	76,819	87,556
6.50% 2/15/39	677,547	771,756
6.50% 8/15/39	39,200	45,341
GNMA I S.F.30yrTBA
3.50% 4/1/43	2,500,000	2,689,063
4.00% 4/1/43	1,000,000	1,089,883
4.50% 4/1/43	3,000,000	3,279,844
5.00% 4/1/43	1,500,000	1,631,250
GNMA II S.F. 30 yr
3.00% 11/20/42	1,973,160	2,063,987
3.00% 12/20/42	992,483	1,038,168
3.00% 1/20/43	2,980,689	3,117,893
3.00% 3/20/43	2,500,000	2,615,078
3.50% 4/20/42	1,799,233	1,926,135
3.50% 6/20/42	2,334,925	2,499,610
3.50% 10/20/42	1,944,475	2,081,621
3.50% 12/20/42	3,958,449	4,237,644
4.00% 8/20/40	1,526,710	1,657,637
4.00% 10/20/41	265,657	288,193
4.00% 11/20/41	4,412,614	4,775,861
4.00% 12/20/41	1,852,967	2,005,504
4.00% 8/20/42	1,994,433	2,159,852

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA 3.50% 4/1/43	1,500,000	$1,603,828

Total Agency Mortgage-Backed Securities (Cost $521,554,416)		537,986,377

AGENCY OBLIGATIONS–4.43%
Fannie Mae
0.375% 3/16/15	1,000,000	1,001,842
0.50% 10/30/14	1,000,000	1,000,196
0.50% 5/27/15	1,100,000	1,104,235
0.50% 8/20/15	500,000	500,466
0.50% 10/22/15	250,000	250,250
0.65% 5/29/15	100,000	100,060
0.70% 5/15/15	500,000	500,269
0.75% 12/19/14	1,000,000	1,008,374
0.75% 2/1/16	250,000	250,501
0.80% 2/13/15	100,000	100,540
0.875% 8/28/14	2,000,000	2,018,382
0.875% 10/26/17	750,000	751,844
0.875% 12/20/17	500,000	500,167
0.875% 2/8/18	1,000,000	998,245
0.90% 11/7/17	750,000	750,695
1.00% 8/21/17	100,000	100,262
1.10% 4/17/18	200,000	200,082
1.125% 4/26/16	1,000,000	1,000,649
1.125% 6/28/17	500,000	501,207
1.25% 6/20/16	250,000	250,529
1.625% 10/26/15	1,000,000	1,031,837
1.70% 10/4/19	125,000	125,267
1.75% 1/30/19	1,100,000	1,109,037
1.875% 10/15/15	100,000	103,526
2.375% 4/11/16	2,000,000	2,119,374
2.50% 5/15/14	1,000,000	1,025,800
2.625% 11/20/14	700,000	727,656
3.00% 9/16/14	500,000	520,673
3.40% 9/27/32	250,000	250,721
4.125% 4/15/14	500,000	520,617
4.625% 10/15/14	2,500,000	2,668,855
4.875% 12/15/16	500,000	578,981
5.00% 3/2/15	200,000	218,084
5.00% 4/15/15	500,000	547,832
5.00% 3/15/16	1,000,000	1,134,884
5.00% 2/13/17	1,000,000	1,169,132
5.00% 5/11/17	500,000	587,646
5.375% 6/12/17	600,000	716,046
5.625% 7/15/37	100,000	139,451
6.00% 4/18/36	100,000	115,296
6.25% 5/15/29	500,000	712,065
6.625% 11/15/30	300,000	447,992
7.125% 1/15/30	500,000	767,941
7.25% 5/15/30	500,000	783,787
8.95% 2/12/18	1,000,000	1,374,341
Federal Farm Credit Banks
0.37% 6/11/14	250,000	250,125

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Farm Credit Banks (continued)
1.50% 11/16/15	250,000	$257,633
2.50% 6/20/22	125,000	125,365
2.625% 4/17/14	300,000	307,718
3.00% 9/22/14	300,000	312,488
4.875% 12/16/15	1,000,000	1,121,297
4.875% 1/17/17	300,000	348,708
5.125% 8/25/16	100,000	115,657
Federal Home Loan Banks
0.25% 1/16/15	500,000	500,022
1.375% 5/28/14	450,000	456,206
2.125% 12/21/15	250,000	262,081
2.25% 9/8/17	500,000	531,636
2.75% 12/12/14	200,000	208,545
2.75% 3/13/15	500,000	523,877
2.875% 6/12/15	500,000	527,860
4.125% 3/13/20	400,000	469,575
4.625% 9/11/20	1,000,000	1,216,812
4.875% 5/17/17	200,000	234,412
5.00% 11/17/17	1,700,000	2,024,525
5.375% 5/18/16	2,000,000	2,307,944
5.375% 5/15/19	1,000,000	1,241,827
5.50% 8/13/14	3,000,000	3,220,455
5.50% 7/15/36	300,000	403,250
Federal Home Loan Mortgage
0.35% 11/26/14	250,000	250,093
0.50% 2/5/15	250,000	250,228
0.50% 4/17/15	1,250,000	1,255,526
0.55% 2/13/15	100,000	100,312
0.55% 2/27/15	100,000	100,316
0.625% 12/29/14	750,000	754,767
0.65% 1/30/15	100,000	100,368
0.75% 11/25/14	1,000,000	1,008,626
0.75% 1/12/18	1,000,000	995,058
0.80% 1/13/15	200,000	200,730
0.85% 2/24/16	100,000	100,470
0.875% 3/7/18	1,250,000	1,249,033
1.00% 8/27/14	2,500,000	2,529,415
1.00% 6/30/15	100,000	100,540
1.00% 2/24/16	200,000	201,436
1.00% 6/29/17	1,000,000	1,012,702
1.25% 8/1/19	500,000	498,445
1.75% 9/10/15	500,000	516,949
2.00% 8/25/16	500,000	525,198
2.00% 7/30/19	100,000	100,995
2.00% 7/23/21	100,000	100,247
2.25% 1/23/17	100,000	101,764
2.375% 1/13/22	1,495,000	1,559,080
2.50% 4/23/14	1,000,000	1,025,108
2.50% 5/27/16	500,000	531,789
2.50% 4/17/23	500,000	501,589
2.875% 2/9/15	500,000	524,098

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)
3.00% 7/28/14	500,000	$518,048
3.75% 3/27/19	700,000	803,643
4.375% 7/17/15	1,000,000	1,092,520
4.75% 11/17/15	1,000,000	1,114,498
4.75% 1/19/16	750,000	841,599
4.875% 6/13/18	1,150,000	1,378,353
5.00% 7/15/14	500,000	531,005
5.00% 11/13/14	200,000	215,393
5.00% 2/16/17	500,000	583,282
5.00% 4/18/17	1,000,000	1,172,011
5.125% 11/17/17	250,000	298,972
5.25% 4/18/16	1,000,000	1,146,121
5.50% 8/23/17	500,000	603,030
5.625% 11/23/35	100,000	112,488
6.25% 7/15/32	750,000	1,093,794
6.75% 9/15/29	100,000	148,753
6.75% 3/15/31	300,000	450,918
Financing
9.40% 2/8/18	480,000	667,629
10.70% 10/6/17	150,000	214,989
Tennessee Valley Authority
3.875% 2/15/21	400,000	464,729
4.625% 9/15/60	150,000	171,446
4.65% 6/15/35	500,000	583,546
4.70% 7/15/33	200,000	238,031
4.875% 12/15/16	100,000	115,504
5.25% 9/15/39	225,000	288,213
5.375% 4/1/56	200,000	259,993
5.50% 7/18/17	100,000	120,023
5.88% 4/1/36	75,000	102,962
6.15% 1/15/38	100,000	140,745
7.125% 5/1/30	100,000	150,919

Total Agency Obligations (Cost $78,100,110)		81,171,693

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.78%
Banc of America Commercial Mortgage Trust
Series 2006-6 A3 5.369% 10/10/45	250,000	270,425
Series 2006-6 A4 5.356% 10/10/45	450,000	507,103
•Series 2007-2 A2 5.619% 4/10/49	76,055	77,444
•Series 2007-2 A4 5.609% 4/10/49	400,000	461,696
•Series 2007-3 A4 5.623% 6/10/49	200,000	229,019
Series 2007-5 A4 5.492% 2/10/51	25,000	28,678
Banc of America Merrill Lynch Commercial Mortgage Series 2005-4 A5A 4.933% 7/10/45	500,000	540,903
Bear Stearns Commercial Mortgage Securities
•Series 2004-T16 A6 4.75% 2/13/46	400,000	418,535
•Series 2006-PW12 A4 5.718% 9/11/38	100,000	112,805
Series 2006-PW13 A4 5.54% 9/11/41	150,000	169,232
Series 2006-T24 A4 5.537% 10/12/41	1,000,000	1,136,866
•Series 2007-PW16 A4 5.715% 6/11/40	250,000	291,207

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities (continued)
•Series 2007-PW17 A4 5.694% 6/11/50	500,000	$582,525
Series 2007-PW18 A4 5.70% 6/11/50	360,000	421,746
•Citigroup Commercial Mortgage Trust Series 2007-C6 A4 5.697% 12/10/49	400,000	465,138
Citigroup/Deutsche Bank Commercial Mortgage Trust
•Series 2006-CD2 A4 5.305% 1/15/46	650,000	717,404
Series 2006-CD3 A5 5.617% 10/15/48	500,000	563,819
Series 2007-CD4 A3 5.293% 12/11/49	1,350,000	1,393,971
•COBALT Commercial Mortgage Trust Series 2007-C2 A3 5.484% 4/15/47	450,000	513,990
COMM Mortgage Trust
♦Series 2004-LB2A A4 4.715% 3/10/39	236,302	243,215
•♦Series 2005-C6 A5A 5.116% 6/10/44	250,000	271,595
•♦Series 2006-C7 A4 5.748% 6/10/46	599,000	673,722
♦Series 2006-C8 A2B 5.248% 12/10/46	53,017	53,431
•♦Series 2007-C9 A4 5.80% 12/10/49	500,000	585,900
Credit Suisse First Boston Mortgage Securities
•Series 2004-C3 A5 5.113% 7/15/36	250,000	261,499
•Series 2005-C1 A4 5.014% 2/15/38	200,000	212,066
•Credit Suisse Mortgage Capital Certificated Series 2006-C3 A3 5.804% 6/15/38	1,034,000	1,157,219
Credit Suisse Mortgage Capital Certificates
•Series 2007-C3 A4 5.68% 6/15/39	225,000	258,334
•Series 2007-C5 A3 5.694% 9/15/40	250,000	258,737
•Series 2008-C1 A3 6.024% 2/15/41	200,000	234,348
General Electric Capital Commercial Mortgage
•Series 2005-C4 A4 5.306% 11/10/45	250,000	275,819
Series 2007-C1 A4 5.543% 12/10/49	725,000	822,693
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	525,000	548,323
Series 2005-GG4 A4 4.761% 7/10/39	445,450	475,171
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	110,562
•Series 2007-GG10 A4 5.787% 8/10/45	500,000	572,135
Greenwich Capital Commercial Funding
•Series 2005-GG3 A4 4.799% 8/10/42	250,000	263,870
•Series 2006-GG7 A4 5.866% 7/10/38	500,000	564,485
Series 2007-GG11 A4 5.736% 12/10/49	100,000	115,482
•JPMorgan Chase Commercial Mortgage Securitie Series 2004-PNC1 A4 5.37% 6/12/41	300,000	313,263
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 A4 5.335% 8/12/37	500,000	536,147
•Series 2005-CB13 AM 5.339% 1/12/43	500,000	544,506
Series 2005-LDP1 A3 4.865% 3/15/46	125,000	127,380
•Series 2006-CB15 A4 5.814% 6/12/43	250,000	279,695
Series 2006-CB17 A4 5.429% 12/12/43	365,000	408,641
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	113,104
Series 2007-C1 A3 5.79% 2/15/51	1,000,000	1,036,682
Lehman Brothers-UBS Commercial Mortgage Trust
•Series 2005-C7 A4 5.197% 11/15/30	200,000	217,424

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Lehman Brothers-UBS Commercial Mortgage Trust (continued)
•Series 2006-C4 A4 5.866% 6/15/38	918,000	$1,041,229
Series 2006-C6 A4 5.372% 9/15/39	250,000	283,106
•Series 2007-C6 A4 5.858% 7/15/40	600,000	687,757
•Series 2007-C7 A3 5.866% 9/15/45	925,000	1,064,654
•Series 2008-C1 A2 6.153% 4/15/41	350,000	420,271
Merrill Lynch Mortgage Trust
•Series 2007-C1 A4 5.85% 6/12/50	255,000	294,566
Series 2008-C1 A3 5.71% 2/12/51	354,553	369,213
Merrill Lynch/Countrywide Commercial Mortgage Trust
•Series 2006-3 A2 5.291% 7/12/46	141,167	142,832
Series 2006-4 A3 5.172% 12/12/49	750,000	839,025
Series 2007-5 A4 5.378% 8/12/48	320,000	361,963
Morgan Stanley Capital I Trust
Series 2004-HQ4 A7 4.97% 4/14/40	250,000	260,409
Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	484,397
Series 2005-IQ9 A5 4.70% 7/15/56	750,000	793,493
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	546,534
•Series 2007-HQ12 A4 5.575% 4/12/49	200,000	214,737
•Series 2007-HQ12 A5 5.575% 4/12/49	250,000	278,953
•Series 2007-IQ15 A4 5.889% 6/11/49	250,000	290,446
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,056,476
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C21 A4 5.241% 10/15/44	876,736	956,758
•Series 2006-C27 AM 5.795% 7/15/45	250,000	280,174
Series 2007-C31 A2 5.421% 4/15/47	133,348	134,042
•Series 2007-C32 A3 5.732% 6/15/49	200,000	229,508
•Series 2007-C33 A5 5.926% 2/15/51	500,000	576,256
Series 2007-C34 A3 5.678% 5/15/46	500,000	578,707

Total Commercial Mortgage-Backed Securities (Cost $28,290,353)		32,623,460

CORPORATE BONDS–22.55%
Aerospace & Defense–0.38%
Boeing
3.50% 2/15/15	100,000	105,430
4.875% 2/15/20	200,000	237,648
6.00% 3/15/19	100,000	123,660
6.125% 2/15/33	50,000	63,467
6.875% 3/15/39	100,000	141,524
Boeing Capital 2.125% 8/15/16	100,000	104,024
Embraer Overseas
5.15% 6/15/22	50,000	54,563
6.375% 1/15/20	100,000	116,630
General Dynamics
1.00% 11/15/17	100,000	99,417
2.25% 7/15/16	150,000	157,188
2.25% 11/15/22	150,000	144,512
Goodrich 6.125% 3/1/19	100,000	125,231

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Honeywell International
4.25% 3/1/21	50,000	$57,467
5.00% 2/15/19	100,000	119,274
5.30% 3/1/18	100,000	119,075
5.375% 3/1/41	65,000	80,513
5.70% 3/15/36	150,000	189,767
5.70% 3/15/37	100,000	127,212
L-3 Communications
3.95% 11/15/16	100,000	108,118
4.75% 7/15/20	100,000	110,789
4.95% 2/15/21	100,000	111,979
Lockheed Martin
3.35% 9/15/21	100,000	105,159
#144A 4.07% 12/15/42	279,000	256,224
4.25% 11/15/19	200,000	225,377
4.85% 9/15/41	100,000	103,861
Northrop Grumman
1.85% 11/15/15	100,000	102,135
3.50% 3/15/21	100,000	107,139
3.70% 8/1/14	30,000	31,207
5.05% 11/15/40	100,000	109,395
Northrop Grumman Systems
7.75% 2/15/31	150,000	213,236
Precision Castparts
1.25% 1/15/18	100,000	100,324
2.50% 1/15/23	100,000	99,018
3.90% 1/15/43	50,000	49,259
Raytheon
2.50% 12/15/22	125,000	122,310
4.40% 2/15/20	100,000	113,877
4.70% 12/15/41	200,000	218,518
6.40% 12/15/18	50,000	62,313
7.20% 8/15/27	100,000	138,263
Rockwell Collins 5.25% 7/15/19	50,000	59,744
Textron 6.20% 3/15/15	100,000	108,976
United Technologies
1.80% 6/1/17	150,000	154,878
3.10% 6/1/22	409,000	429,521
4.50% 4/15/20	210,000	243,776
4.50% 6/1/42	150,000	160,545
4.875% 5/1/15	100,000	109,095
5.375% 12/15/17	150,000	178,080
5.40% 5/1/35	200,000	239,643
6.05% 6/1/36	150,000	193,331
6.125% 2/1/19	100,000	124,891
6.125% 7/15/38	200,000	261,285

		6,918,868

Air Freight & Logistics–0.07%
FedEx
2.625% 8/1/22	55,000	54,151

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
FedEx (continued)
3.875% 8/1/42	100,000	$93,982
8.00% 1/15/19	100,000	131,458
United Parcel Service
3.125% 1/15/21	350,000	374,226
3.625% 10/1/42	75,000	72,104
3.875% 4/1/14	100,000	103,396
4.875% 11/15/40	55,000	63,454
5.125% 4/1/19	200,000	240,779
6.20% 1/15/38	105,000	140,598

		1,274,148

Airlines–0.07%
♦American Airlines Pass Through Trust Series 2009-1A 10.375% 7/2/19	81,742	85,421
Continental Airlines Pass Through Trust
♦Series 2009-1 9.00% 7/8/16	166,025	191,966
♦Series 2010-1 Class A 4.75% 1/12/21	92,319	101,320
♦Series 2012-1 Class A 4.15% 4/11/24	250,000	261,563
Delta Air Lines Pass Through Trust
♦Series 2009-1 Class A 7.75% 12/17/19	76,695	88,583
♦Series 2010-1 Class A 6.20% 7/2/18	80,456	91,719
♦Series 2010-2 Class A 4.95% 5/23/19	86,933	95,192
Southwest Airlines 5.125% 3/1/17	100,000	109,995
US Airways Pass Through Trust
♦Series 2012-1 Class A 5.90% 10/1/24	50,000	55,875
♦Series 2012-2 Class A 4.625% 6/3/25	100,000	104,250

		1,185,884

Auto Components–0.02%
Johnson Controls
4.25% 3/1/21	60,000	65,982
5.00% 3/30/20	100,000	113,991
5.50% 1/15/16	100,000	111,795
5.70% 3/1/41	70,000	81,361

		373,129

Automobiles–0.04%
Daimler Finance North America
8.50% 1/18/31	200,000	310,526
Ford Motor
4.75% 1/15/43	200,000	187,141
7.45% 7/16/31	250,000	317,429

		815,096

Beverages–0.54%
Anheuser-Busch 6.45% 9/1/37	100,000	133,124
Anheuser-Busch InBev Finance
1.25% 1/17/18	250,000	249,883
2.625% 1/17/23	150,000	148,601
4.00% 1/17/43	100,000	98,200
Anheuser-Busch InBev Worldwide
0.80% 7/15/15	250,000	250,616

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide (continued)
1.375% 7/15/17	250,000	$252,343
2.50% 7/15/22	250,000	246,237
2.875% 2/15/16	45,000	47,721
3.75% 7/15/42	136,000	128,032
4.125% 1/15/15	475,000	504,294
4.375% 2/15/21	30,000	34,400
5.375% 1/15/20	400,000	483,138
6.375% 1/15/40	200,000	270,526
7.75% 1/15/19	500,000	657,857
8.20% 1/15/39	200,000	322,787
Beam
5.375% 1/15/16	9,000	9,997
6.375% 6/15/14	200,000	212,984
Bottling Group 5.125% 1/15/19	200,000	236,606
Brown-Forman
1.00% 1/15/18	250,000	247,912
2.50% 1/15/16	100,000	104,814
3.75% 1/15/43	125,000	121,382
Coca-Cola
0.75% 3/13/15	150,000	150,838
1.50% 11/15/15	300,000	307,544
1.80% 9/1/16	245,000	253,488
3.15% 11/15/20	170,000	183,946
3.30% 9/1/21	250,000	271,329
Coca-Cola Enterprises
3.50% 9/15/20	100,000	105,823
4.50% 9/1/21	200,000	226,375
Diageo Capital
4.828% 7/15/20	100,000	117,124
5.50% 9/30/16	100,000	114,924
5.75% 10/23/17	100,000	119,279
5.875% 9/30/36	100,000	125,641
Diageo Finance
3.25% 1/15/15	100,000	104,856
5.30% 10/28/15	100,000	111,364
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	65,236
2.90% 1/15/16	200,000	211,031
Molson Coors Brewing 5.00% 5/1/42	250,000	265,728
PepsiCo
0.70% 2/26/16	187,000	187,166
0.80% 8/25/14	240,000	241,431
1.25% 8/13/17	100,000	100,424
2.75% 3/1/23	250,000	250,774
3.00% 8/25/21	100,000	105,205
3.10% 1/15/15	200,000	209,509
3.125% 11/1/20	250,000	268,153
4.00% 3/5/42	100,000	98,563
4.50% 1/15/20	100,000	115,549
4.875% 11/1/40	100,000	112,638
5.00% 6/1/18	150,000	176,630

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo (continued)
5.50% 1/15/40	150,000	$183,239
7.90% 11/1/18	200,000	266,597

		9,811,858

Biotechnology–0.22%
Amgen
2.125% 5/15/17	250,000	258,444
2.30% 6/15/16	150,000	156,227
2.50% 11/15/16	100,000	105,026
3.625% 5/15/22	100,000	106,974
3.875% 11/15/21	200,000	218,686
4.10% 6/15/21	100,000	110,832
4.50% 3/15/20	150,000	170,635
4.85% 11/18/14	150,000	160,113
5.15% 11/15/41	250,000	269,281
5.65% 6/15/42	200,000	232,024
5.75% 3/15/40	200,000	231,730
6.15% 6/1/18	250,000	304,327
6.375% 6/1/37	100,000	124,282
6.40% 2/1/39	50,000	62,328
6.90% 6/1/38	150,000	198,788
Biogen Idec 6.875% 3/1/18	100,000	122,536
Celgene
3.25% 8/15/22	250,000	253,348
3.95% 10/15/20	100,000	108,369
Genentech
4.75% 7/15/15	100,000	109,011
5.25% 7/15/35	50,000	58,708
Genzyme 5.00% 6/15/20	100,000	118,445
Gilead Sciences
2.40% 12/1/14	200,000	205,601
4.50% 4/1/21	100,000	113,604
5.65% 12/1/41	250,000	304,553

		4,103,872

Building Products–0.04%
CRH America
6.00% 9/30/16	150,000	170,796
8.125% 7/15/18	125,000	155,523
Owens Corning
4.20% 12/15/22	212,000	217,244
7.00% 12/1/36	100,000	114,132

		657,695

Capital Markets–2.16%
Ameriprise Financial 7.30% 6/28/19	200,000	261,437
Bank of New York Mellon
0.70% 3/4/16	150,000	149,874
1.20% 2/20/15	45,000	45,530
1.969% 6/20/17	250,000	258,084
2.30% 7/28/16	200,000	209,679
3.55% 9/23/21	200,000	216,845

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Bank of New York Mellon (continued)
4.15% 2/1/21	100,000	$112,312
4.30% 5/15/14	230,000	240,007
4.95% 3/15/15	150,000	162,261
5.45% 5/15/19	100,000	121,049
Bear Stearns
4.65% 7/2/18	100,000	112,976
5.30% 10/30/15	200,000	221,154
5.55% 1/22/17	300,000	342,707
5.70% 11/15/14	250,000	269,547
7.25% 2/1/18	300,000	373,222
BlackRock
3.375% 6/1/22	150,000	158,490
3.50% 12/10/14	200,000	210,126
5.00% 12/10/19	100,000	118,823
6.25% 9/15/17	100,000	121,770
China Development Bank
5.00% 10/15/15	100,000	110,201
Comerica Bank 5.75% 11/21/16	100,000	115,822
Credit Suisse USA
4.875% 1/15/15	100,000	107,346
5.125% 8/15/15	300,000	329,455
5.375% 3/2/16	250,000	281,108
5.85% 8/16/16	100,000	114,669
Deutsche Bank
3.25% 1/11/16	200,000	212,107
3.875% 8/18/14	250,000	260,416
6.00% 9/1/17	500,000	593,800
Discover Bank 2.00% 2/21/18	250,000	251,042
Export-Import Bank of Korea
3.75% 10/20/16	200,000	217,021
4.00% 1/11/17	100,000	109,422
4.00% 1/29/21	100,000	108,153
4.125% 9/9/15	100,000	107,553
5.00% 4/11/22	250,000	290,321
5.125% 6/29/20	100,000	115,430
5.875% 1/14/15	200,000	217,294
Franklin Resources 4.625% 5/20/20	100,000	115,820
Goldman Sachs Capital I
6.345% 2/15/34	200,000	208,986
Goldman Sachs Group
2.375% 1/22/18	500,000	507,390
3.30% 5/3/15	300,000	312,916
3.625% 2/7/16	300,000	318,814
3.625% 1/22/23	450,000	454,095
3.70% 8/1/15	700,000	740,195
5.125% 1/15/15	200,000	213,765
5.25% 7/27/21	400,000	454,003
5.35% 1/15/16	150,000	166,033
5.375% 3/15/20	200,000	228,195
5.625% 1/15/17	500,000	560,276
5.75% 10/1/16	200,000	228,252

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group (continued)
5.75% 1/24/22	250,000	$291,195
5.95% 1/18/18	200,000	233,428
5.95% 1/15/27	200,000	223,753
6.00% 5/1/14	230,000	242,497
6.00% 6/15/20	500,000	590,990
6.125% 2/15/33	250,000	288,419
6.15% 4/1/18	500,000	589,829
6.25% 9/1/17	300,000	352,737
6.25% 2/1/41	255,000	304,117
6.45% 5/1/36	100,000	108,139
6.75% 10/1/37	600,000	674,474
7.50% 2/15/19	225,000	281,836
Jefferies Group
5.125% 1/20/23	150,000	159,123
5.875% 6/8/14	100,000	106,250
6.25% 1/15/36	100,000	104,750
8.50% 7/15/19	200,000	249,982
KFW
0.50% 4/19/16	250,000	249,860
0.625% 4/24/15	1,000,000	1,005,417
1.25% 10/26/15	500,000	509,672
1.25% 2/15/17	750,000	764,593
2.00% 10/4/22	700,000	691,399
2.125% 1/17/23	500,000	496,987
2.625% 3/3/15	200,000	208,538
2.625% 2/16/16	700,000	742,516
2.75% 10/21/14	300,000	311,129
2.75% 9/8/20	500,000	538,608
4.00% 1/27/20	750,000	870,830
4.125% 10/15/14	500,000	528,751
^4.349% 6/29/37	100,000	43,850
4.375% 3/15/18	200,000	232,248
4.50% 7/16/18	300,000	352,291
4.875% 1/17/17	500,000	576,907
4.875% 6/17/19	500,000	604,678
5.125% 3/14/16	100,000	113,420
^5.241% 4/18/36	100,000	45,990
Korea Development Bank
3.25% 3/9/16	200,000	212,093
3.50% 8/22/17	250,000	269,071
3.875% 5/4/17	200,000	217,063
4.00% 9/9/16	100,000	109,187
Lazard Group 7.125% 5/15/15	100,000	110,675
Lloyds TSB Bank 6.375% 1/21/21	300,000	369,706
Merrill Lynch
5.00% 1/15/15	400,000	425,698
5.45% 7/15/14	250,000	263,780
6.11% 1/29/37	200,000	226,012
6.40% 8/28/17	200,000	234,968
7.75% 5/14/38	200,000	267,410

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley
1.75% 2/25/16	150,000	$151,275
2.875% 7/28/14	140,000	143,132
3.75% 2/25/23	250,000	253,216
4.00% 7/24/15	100,000	105,600
4.10% 1/26/15	300,000	313,345
4.75% 4/1/14	400,000	413,635
4.75% 3/22/17	250,000	276,007
4.875% 11/1/22	250,000	265,537
5.375% 10/15/15	200,000	218,560
5.45% 1/9/17	300,000	336,088
5.50% 1/26/20	200,000	229,482
5.50% 7/28/21	300,000	344,507
5.55% 4/27/17	350,000	396,095
5.625% 9/23/19	350,000	403,012
5.75% 10/18/16	200,000	225,672
5.75% 1/25/21	650,000	752,337
5.95% 12/28/17	300,000	347,689
6.00% 5/13/14	300,000	316,285
6.00% 4/28/15	300,000	326,946
6.25% 8/9/26	100,000	119,825
6.375% 7/24/42	250,000	301,458
6.625% 4/1/18	500,000	598,351
7.25% 4/1/32	100,000	129,056
7.30% 5/13/19	300,000	371,717
Murray Street Investment Trust I
4.647% 3/9/17	300,000	328,346
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	106,471
Nomura Holdings
2.00% 9/13/16	150,000	149,756
4.125% 1/19/16	300,000	317,832
5.00% 3/4/15	100,000	106,438
6.70% 3/4/20	83,000	99,453
Northern Trust
3.45% 11/4/20	100,000	108,659
4.625% 5/1/14	25,000	26,151
Oesterreichische Kontrollbank
1.125% 7/6/15	300,000	304,550
2.00% 6/3/16	300,000	312,180
4.875% 2/16/16	200,000	223,672
Raymond James Financial
8.60% 8/15/19	200,000	257,881
Rentenbank
1.375% 10/23/19	300,000	299,267
2.375% 9/13/17	300,000	319,418
2.50% 2/15/16	200,000	211,127
3.125% 7/15/15	200,000	212,138
5.125% 2/1/17	400,000	465,852
Schwab (Charles)
3.225% 9/1/22	100,000	103,544
4.45% 7/22/20	100,000	114,563

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
TD Ameritrade Holding 4.15% 12/1/14	100,000	$105,536

		39,662,320

Chemicals–0.44%
Agrium
3.15% 10/1/22	100,000	96,533
6.125% 1/15/41	45,000	50,683
6.75% 1/15/19	100,000	122,687
Air Products & Chemicals
2.00% 8/2/16	55,000	57,111
4.375% 8/21/19	50,000	57,405
Airgas 2.90% 11/15/22	150,000	147,716
Cabot 5.00% 10/1/16	50,000	55,703
CF Industries 7.125% 5/1/20	200,000	248,157
Dow Chemical
2.50% 2/15/16	260,000	270,963
4.25% 11/15/20	200,000	220,354
4.375% 11/15/42	150,000	144,447
5.25% 11/15/41	100,000	107,303
5.70% 5/15/18	250,000	295,036
5.90% 2/15/15	200,000	218,698
7.375% 11/1/29	125,000	167,017
8.55% 5/15/19	355,000	477,779
9.40% 5/15/39	100,000	159,523
duPont (E.I.) deNemours
2.80% 2/15/23	100,000	101,781
3.25% 1/15/15	350,000	367,251
3.625% 1/15/21	100,000	109,885
4.15% 2/15/43	100,000	101,982
4.25% 4/1/21	150,000	171,437
5.25% 12/15/16	25,000	28,890
5.75% 3/15/19	100,000	122,508
6.00% 7/15/18	200,000	246,346
6.50% 1/15/28	150,000	197,808
Eastman Chemical
3.60% 8/15/22	100,000	104,074
4.80% 9/1/42	250,000	260,604
5.50% 11/15/19	100,000	117,322
Ecolab
3.00% 12/8/16	250,000	265,975
4.35% 12/8/21	200,000	221,072
FMC 3.95% 2/1/22	100,000	105,941
Lubrizol 8.875% 2/1/19	150,000	207,955
Monsanto
2.20% 7/15/22	100,000	98,474
2.75% 4/15/16	100,000	105,959
3.60% 7/15/42	125,000	120,066
5.125% 4/15/18	25,000	29,738
5.875% 4/15/38	50,000	64,788
#NewMarket 144A 4.10% 12/15/22	50,000	50,864
Potash
3.75% 9/30/15	100,000	106,918

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Potash (continued)
4.875% 3/30/20	10,000	$11,491
5.25% 5/15/14	100,000	105,007
6.50% 5/15/19	145,000	180,214
PPG Industries
1.90% 1/15/16	100,000	102,661
3.60% 11/15/20	100,000	107,340
7.70% 3/15/38	96,000	132,114
Praxair
1.05% 11/7/17	175,000	174,765
2.20% 8/15/22	100,000	97,720
2.70% 2/21/23	100,000	101,240
4.05% 3/15/21	100,000	111,616
4.50% 8/15/19	100,000	116,302
4.625% 3/30/15	101,000	109,160
RPM International 6.125% 10/15/19	100,000	117,571
Sherwin-Williams 3.125% 12/15/14	100,000	104,071
Syngenta Finance 3.125% 3/28/22	100,000	103,258
Valspar 7.25% 6/15/19	50,000	62,002
Westlake Chemical 3.60% 7/15/22	50,000	50,756

		7,992,041

Commercial Banks–1.81%
American Express Bank 6.00% 9/13/17	250,000	298,787
American Express Centurion Bank
5.95% 6/12/17	100,000	118,324
6.00% 9/13/17	100,000	119,515
Australia & New Zealand Banking Group 0.90% 2/12/16	250,000	250,853
Banco do Brasil 3.875% 10/10/22	300,000	291,000
BanColombia
4.25% 1/12/16	100,000	105,880
5.95% 6/3/21	200,000	226,000
Bank of America North America
6.00% 10/15/36	100,000	120,240
Bank of Montreal
2.50% 1/11/17	300,000	313,773
2.55% 11/6/22	300,000	294,371
Bank of Nova Scotia
0.95% 3/15/16	100,000	100,615
1.375% 12/18/17	150,000	150,170
2.05% 10/7/15	200,000	206,198
2.55% 1/12/17	300,000	314,561
3.40% 1/22/15	300,000	314,755
Bank One 8.00% 4/29/27	100,000	143,750
Barclays Bank
2.75% 2/23/15	250,000	258,303
5.00% 9/22/16	400,000	449,626
5.14% 10/14/20	200,000	214,912
5.20% 7/10/14	300,000	316,356
BB&T
2.05% 4/28/14	100,000	101,691

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
BB&T (continued)
3.20% 3/15/16	200,000	$212,832
3.95% 4/29/16	100,000	108,970
4.90% 6/30/17	100,000	112,733
5.20% 12/23/15	100,000	111,133
5.70% 4/30/14	100,000	105,589
BBVA US Senior
3.25% 5/16/14	100,000	100,632
4.664% 10/9/15	300,000	307,824
BNP Paribas
2.375% 9/14/17	250,000	253,969
3.25% 3/11/15	300,000	311,216
3.25% 3/3/23	150,000	146,092
3.60% 2/23/16	200,000	212,477
5.00% 1/15/21	300,000	338,827
Canadian Imperial Bank of Commerce
1.55% 1/23/18	200,000	201,574
2.35% 12/11/15	150,000	156,413
Comerica 3.00% 9/16/15	100,000	105,305
Commonwealth Bank of Australia
1.90% 9/18/17	250,000	256,586
1.95% 3/16/15	250,000	256,045
Compass Bank 6.40% 10/1/17	100,000	108,797
Credit Suisse New York
3.50% 3/23/15	200,000	210,905
4.375% 8/5/20	200,000	225,940
5.30% 8/13/19	100,000	118,045
5.50% 5/1/14	250,000	263,081
6.00% 2/15/18	500,000	580,201
Fifth Third Bancorp
3.50% 3/15/22	200,000	208,782
3.625% 1/25/16	200,000	213,945
5.45% 1/15/17	100,000	112,391
8.25% 3/1/38	100,000	138,861
First Horizon National 5.375% 12/15/15 .	150,000	163,274
HSBC Bank USA
4.625% 4/1/14	200,000	207,601
5.625% 8/15/35	250,000	281,220
5.875% 11/1/34	100,000	116,344
7.00% 1/15/39	100,000	132,242
HSBC Holdings
4.00% 3/30/22	250,000	269,493
5.10% 4/5/21	300,000	347,221
6.10% 1/14/42	200,000	254,594
6.50% 5/2/36	200,000	245,998
6.50% 9/15/37	200,000	245,797
6.80% 6/1/38	200,000	256,487
HSBC USA
2.375% 2/13/15	250,000	257,348
5.00% 9/27/20	300,000	334,963
Intesa Sanpaolo 3.875% 1/16/18	300,000	290,398

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
KeyBank
1.65% 2/1/18	250,000	$252,555
5.45% 3/3/16	100,000	112,210
5.80% 7/1/14	150,000	159,264
KeyCorp 3.75% 8/13/15	100,000	106,616
National Australia Bank 2.00% 3/9/15	500,000	512,742
National Bank of Canada 1.50% 6/26/15	250,000	253,911
National City
4.90% 1/15/15	300,000	321,894
6.875% 5/15/19	100,000	123,964
PNC Bank 6.875% 4/1/18	150,000	186,368
PNC Funding
2.70% 9/19/16	200,000	210,726
3.30% 3/8/22	300,000	309,916
5.125% 2/8/20	100,000	117,219
5.25% 11/15/15	200,000	221,507
6.70% 6/10/19	150,000	189,528
Rabobank
1.70% 3/19/18	250,000	249,172
3.375% 1/19/17	400,000	428,629
3.875% 2/8/22	250,000	264,209
3.95% 11/9/22	250,000	252,210
4.50% 1/11/21	150,000	168,318
5.25% 5/24/41	150,000	170,323
Royal Bank of Canada
0.625% 12/4/15	250,000	250,015
0.80% 10/30/15	150,000	150,302
1.15% 3/13/15	300,000	303,470
1.20% 9/19/17	350,000	351,519
2.30% 7/20/16	100,000	104,441
2.625% 12/15/15	100,000	105,082
2.875% 4/19/16	200,000	211,842
Royal Bank of Scotland
3.95% 9/21/15	200,000	213,373
4.375% 3/16/16	300,000	326,737
4.875% 3/16/15	200,000	214,542
5.625% 8/24/20	150,000	174,644
Royal Bank of Scotland Group
2.55% 9/18/15	101,000	103,869
6.40% 10/21/19	300,000	358,665
Societe Generale 2.75% 10/12/17	150,000	153,795
Sumitomo Mitsui Banking
1.80% 7/18/17	250,000	254,884
3.20% 7/18/22	250,000	253,534
SunTrust Bank
5.00% 9/1/15	239,000	260,823
7.25% 3/15/18	200,000	248,501
SVB Financial Group 5.375% 9/15/20	100,000	113,541
Svenska Handelsbanken
3.125% 7/12/16	200,000	212,465
Toronto-Dominion Bank
1.375% 7/14/14	100,000	101,088

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Toronto-Dominion Bank (continued)
2.50% 7/14/16	200,000	$209,796
U.S. Bancorp
1.65% 5/15/17	150,000	153,007
2.20% 11/15/16	200,000	208,880
2.45% 7/27/15	200,000	208,636
2.95% 7/15/22	200,000	199,447
3.00% 3/15/22	150,000	154,917
3.15% 3/4/15	100,000	105,073
4.20% 5/15/14	200,000	208,548
U.S. Bank 4.95% 10/30/14	350,000	373,023
UBS
3.875% 1/15/15	200,000	211,229
4.875% 8/4/20	345,000	400,250
5.75% 4/25/18	100,000	118,599
5.875% 7/15/16	200,000	224,645
5.875% 12/20/17	175,000	207,783
Union Bank 3.00% 6/6/16	250,000	263,743
Wachovia
5.50% 8/1/35	150,000	166,805
5.625% 10/15/16	100,000	114,221
5.75% 2/1/18	600,000	714,920
Wachovia Bank
5.85% 2/1/37	450,000	546,071
6.00% 11/15/17	300,000	358,512
6.60% 1/15/38	200,000	265,793
Wells Fargo
1.25% 2/13/15	800,000	809,594
1.50% 7/1/15	500,000	508,543
1.50% 1/16/18	250,000	249,768
3.45% 2/13/23	250,000	252,203
3.50% 3/8/22	300,000	315,905
3.625% 4/15/15	400,000	423,070
3.676% 6/15/16	250,000	270,534
3.75% 10/1/14	200,000	209,509
4.60% 4/1/21	350,000	400,397
5.625% 12/11/17	150,000	177,612
Wells Fargo Capital X 5.95% 12/15/36	100,000	101,445
Westpac Banking
1.60% 1/12/18	250,000	253,111
2.00% 8/14/17	250,000	257,615
3.00% 8/4/15	300,000	315,236
4.20% 2/27/15	200,000	213,498
4.875% 11/19/19	250,000	292,709
Zions Bancorp 7.75% 9/23/14	100,000	108,757

		33,243,642

Commercial Services & Supplies–0.13%
ADT
#144A 4.125% 6/15/23	120,000	124,774
#144A 4.875% 7/15/42	200,000	190,698
Avery Dennison 5.375% 4/15/20	50,000	54,710

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Block Financial 5.125% 10/30/14	100,000	$105,106
Cintas
2.85% 6/1/16	100,000	105,074
4.30% 6/1/21	60,000	66,091
Pitney Bowes
4.75% 1/15/16	100,000	105,185
4.75% 5/15/18	200,000	207,527
Republic Services
3.80% 5/15/18	100,000	110,093
4.75% 5/15/23	100,000	113,636
5.25% 11/15/21	100,000	117,102
5.50% 9/15/19	299,000	355,454
5.70% 5/15/41	50,000	58,581
Waste Management
6.125% 11/30/39	200,000	246,387
6.375% 3/11/15	150,000	165,776
7.00% 7/15/28	125,000	167,835
7.375% 3/11/19	100,000	126,748

		2,420,777

Communications Equipment–0.15%
Cisco Systems
2.90% 11/17/14	400,000	416,345
4.45% 1/15/20	300,000	346,523
4.95% 2/15/19	450,000	531,874
5.50% 2/22/16	30,000	34,117
5.50% 1/15/40	200,000	239,558
5.90% 2/15/39	300,000	376,932
Ericsson 4.125% 5/15/22	150,000	156,259
Harris
5.95% 12/1/17	150,000	173,488
6.375% 6/15/19	35,000	41,789
Juniper Networks
4.60% 3/15/21	100,000	107,474
5.95% 3/15/41	100,000	111,860
Motorola Solutions 6.00% 11/15/17	150,000	175,752

		2,711,971

Computers & Peripherals–0.16%
Dell
2.30% 9/10/15	100,000	100,233
5.65% 4/15/18	250,000	261,328
5.875% 6/15/19	100,000	104,770
6.50% 4/15/38	50,000	48,177
7.10% 4/15/28	50,000	52,437
Hewlett-Packard
2.35% 3/15/15	150,000	153,107
2.60% 9/15/17	225,000	226,982
3.00% 9/15/16	150,000	155,387
3.30% 12/9/16	300,000	312,701
4.375% 9/15/21	150,000	153,198

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers & Peripherals (continued)
Hewlett-Packard (continued)
4.65% 12/9/21	350,000	$363,563
4.75% 6/2/14	400,000	417,924
5.50% 3/1/18	200,000	224,514
6.00% 9/15/41	155,000	158,306
Lexmark International 5.125% 3/15/20	100,000	102,585

		2,835,212

Construction & Engineering–0.02%
ABB Finance USA
2.875% 5/8/22	100,000	101,693
4.375% 5/8/42	187,000	197,162
#URS 144A 5.25% 4/1/22	100,000	105,181

		404,036

Consumer Finance–0.75%
American Express
2.65% 12/2/22	115,000	112,933
4.05% 12/3/42	135,000	130,134
6.15% 8/28/17	300,000	359,215
•6.80% 9/1/66	100,000	108,125
7.00% 3/19/18	100,000	125,004
7.25% 5/20/14	200,000	214,721
8.125% 5/20/19	100,000	134,690
American Express Credit
1.75% 6/12/15	250,000	255,583
2.375% 3/24/17	150,000	157,000
2.75% 9/15/15	200,000	209,239
2.80% 9/19/16	200,000	211,942
5.125% 8/25/14	100,000	106,272
Capital One Bank 8.80% 7/15/19	200,000	272,693
Capital One Financial
2.125% 7/15/14	200,000	203,193
2.15% 3/23/15	250,000	255,250
3.15% 7/15/16	60,000	63,757
4.75% 7/15/21	100,000	113,029
6.15% 9/1/16	100,000	115,048
7.375% 5/23/14	200,000	214,754
Caterpillar Financial Services
1.05% 3/26/15	150,000	151,562
1.375% 5/20/14	360,000	363,992
1.65% 4/1/14	100,000	101,248
2.65% 4/1/16	100,000	105,588
5.50% 3/15/16	200,000	226,854
7.15% 2/15/19	200,000	258,926
Discover Financial Services 5.20% 4/27/22	100,000	112,413
Ford Motor Credit
2.375% 1/16/18	250,000	248,817
2.75% 5/15/15	1,000,000	1,021,288
3.00% 6/12/17	250,000	256,647

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Consumer Finance (continued)
Ford Motor Credit (continued)
3.984% 6/15/16	250,000	$265,063
4.207% 4/15/16	250,000	266,319
5.00% 5/15/18	500,000	551,955
5.875% 8/2/21	750,000	859,388
HSBC Finance
5.00% 6/30/15	500,000	540,836
6.676% 1/15/21	323,000	382,813
•HSBC Finance Capital Trust IX 5.911% 11/30/35	200,000	202,500
John Deere Capital
0.875% 4/17/15	100,000	100,636
1.70% 1/15/20	350,000	345,253
2.25% 6/7/16	100,000	104,447
2.25% 4/17/19	200,000	207,103
5.50% 4/13/17	150,000	175,416
Paccar Financial
0.70% 11/16/15	150,000	150,113
1.60% 3/15/17	100,000	101,616
SLM
5.375% 5/15/14	150,000	156,977
5.50% 1/25/23	150,000	149,154
6.00% 1/25/17	200,000	218,500
6.25% 1/25/16	250,000	274,370
7.25% 1/25/22	100,000	112,250
8.00% 3/25/20	250,000	290,938
8.45% 6/15/18	350,000	416,500
Toyota Motor Credit
0.875% 7/17/15	150,000	151,035
1.00% 2/17/15	100,000	100,891
1.25% 11/17/14	150,000	151,935
1.25% 10/5/17	250,000	250,000
1.75% 5/22/17	150,000	153,380
2.00% 9/15/16	250,000	259,070
3.20% 6/17/15	200,000	211,280
3.30% 1/12/22	200,000	212,467
3.40% 9/15/21	200,000	214,674

		13,786,796

Containers & Packaging–0.03%
Bemis
5.65% 8/1/14	165,000	175,135
6.80% 8/1/19	10,000	12,123
Packaging Corporation of America 3.90% 6/15/22	50,000	51,665
Sonoco Products
4.375% 11/1/21	100,000	108,653
5.75% 11/1/40	100,000	114,353

		461,929

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Consumer Services–0.05%
Princeton University
4.95% 3/1/19	100,000	$118,326
5.70% 3/1/39	50,000	65,581
Stanford University
3.625% 5/1/14	100,000	103,497
4.25% 5/1/16	100,000	110,374
4.75% 5/1/19	250,000	297,347
Trustees of Dartmouth College 4.75% 6/1/19	50,000	58,628
Vanderbilt University 5.25% 4/1/19	50,000	59,638
Yale University 2.90% 10/15/14	75,000	77,780

		891,171

Diversified Financial Services–2.13%
Bank of America
1.50% 10/9/15	200,000	200,784
2.00% 1/11/18	500,000	498,186
3.30% 1/11/23	300,000	296,431
3.70% 9/1/15	200,000	210,911
3.75% 7/12/16	500,000	532,195
3.875% 3/22/17	250,000	269,189
4.50% 4/1/15	300,000	318,040
4.75% 8/1/15	100,000	107,714
5.00% 5/13/21	350,000	392,981
5.25% 12/1/15	200,000	217,241
5.30% 3/15/17	650,000	728,967
5.375% 6/15/14	200,000	210,060
5.625% 10/14/16	400,000	450,951
5.625% 7/1/20	250,000	292,185
5.65% 5/1/18	500,000	579,052
5.75% 12/1/17	550,000	636,823
5.875% 1/5/21	250,000	295,708
5.875% 2/7/42	218,000	259,967
6.00% 9/1/17	500,000	581,046
6.50% 8/1/16	200,000	230,512
7.375% 5/15/14	350,000	374,665
7.625% 6/1/19	300,000	381,570
BP Capital Markets
1.846% 5/5/17	150,000	153,915
3.125% 10/1/15	250,000	264,129
3.20% 3/11/16	200,000	213,197
3.245% 5/6/22	200,000	207,032
3.625% 5/8/14	100,000	103,335
3.875% 3/10/15	400,000	424,291
4.742% 3/11/21	500,000	580,494
4.75% 3/10/19	300,000	347,961
Citigroup
2.25% 8/7/15	250,000	256,043
2.65% 3/2/15	350,000	359,834
3.375% 3/1/23	200,000	202,029
3.953% 6/15/16	250,000	269,583
4.05% 7/30/22	107,000	110,748

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Citigroup (continued)
4.45% 1/10/17	500,000	$550,950
4.50% 1/14/22	230,000	256,186
4.587% 12/15/15	500,000	542,331
4.75% 5/19/15	300,000	321,969
4.875% 5/7/15	150,000	160,009
5.00% 9/15/14	250,000	262,600
5.375% 8/9/20	200,000	234,512
5.50% 10/15/14	200,000	213,498
5.50% 2/15/17	450,000	500,854
5.85% 8/2/16	100,000	114,012
5.875% 2/22/33	200,000	220,142
5.875% 5/29/37	100,000	118,716
6.00% 8/15/17	100,000	116,872
6.00% 10/31/33	100,000	111,859
6.01% 1/15/15	300,000	324,987
6.125% 11/21/17	300,000	355,076
6.125% 5/15/18	350,000	417,433
6.125% 8/25/36	200,000	229,455
6.625% 6/15/32	100,000	119,552
6.875% 3/5/38	350,000	460,752
8.125% 7/15/39	350,000	514,747
8.50% 5/22/19	300,000	400,178
Countrywide Financial 6.25% 5/15/16	200,000	222,926
•GE Capital Trust I 6.375% 11/15/67	200,000	212,500
General Electric Capital
1.00% 1/8/16	250,000	250,278
1.625% 7/2/15	500,000	508,819
1.625% 4/2/18	250,000	249,225
2.15% 1/9/15	500,000	512,964
2.25% 11/9/15	200,000	206,969
2.30% 4/27/17	250,000	258,964
2.90% 1/9/17	200,000	211,269
3.10% 1/9/23	300,000	297,641
3.15% 9/7/22	500,000	497,810
3.75% 11/14/14	300,000	315,149
4.375% 9/21/15	250,000	271,075
4.375% 9/16/20	750,000	838,904
4.875% 3/4/15	500,000	539,619
5.30% 2/11/21	175,000	200,944
5.375% 10/20/16	400,000	456,041
5.50% 1/8/20	100,000	118,668
5.625% 5/1/18	1,050,000	1,244,044
5.875% 1/14/38	500,000	585,020
6.00% 8/7/19	100,000	121,571
•6.375% 11/15/67	100,000	106,250
6.75% 3/15/32	530,000	676,601
6.875% 1/10/39	700,000	920,312
JPMorgan Chase
1.10% 10/15/15	150,000	150,307
1.125% 2/26/16	250,000	250,683
1.80% 1/25/18	200,000	201,288

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase (continued)
2.00% 8/15/17	250,000	$254,837
3.15% 7/5/16	500,000	530,555
3.20% 1/25/23	500,000	500,236
3.25% 9/23/22	350,000	350,168
3.40% 6/24/15	200,000	210,665
3.70% 1/20/15	200,000	210,066
4.25% 10/15/20	750,000	824,249
4.35% 8/15/21	600,000	663,077
4.40% 7/22/20	700,000	777,193
4.50% 1/24/22	350,000	384,276
4.65% 6/1/14	300,000	313,602
5.125% 9/15/14	800,000	848,926
5.40% 1/6/42	200,000	230,461
5.50% 10/15/40	100,000	118,802
5.60% 7/15/41	500,000	596,964
6.00% 10/1/17	450,000	530,609
6.00% 1/15/18	400,000	475,846
6.30% 4/23/19	200,000	244,598
6.40% 5/15/38	200,000	257,354
NASDAQ OMX Group
4.00% 1/15/15	100,000	104,520
5.25% 1/16/18	60,000	65,778
5.55% 1/15/20	100,000	107,988
National Rural Utilities Cooperative Finance
3.05% 3/1/16	100,000	106,077
4.023% 11/1/32	100,000	102,430
5.45% 2/1/18	25,000	29,762
8.00% 3/1/32	150,000	221,204
10.375% 11/1/18	100,000	146,109
NYSE Euronext 2.00% 10/5/17	150,000	153,520
ORIX 4.71% 4/27/15	85,000	90,243
Private Export Funding
1.375% 2/15/17	275,000	282,418
2.45% 7/15/24	250,000	252,938
4.30% 12/15/21	100,000	118,276
4.55% 5/15/15	100,000	108,966
4.95% 11/15/15	100,000	111,622
TECO Finance 6.572% 11/1/17	100,000	120,731

		38,975,366

Diversified Telecommunication Services–0.97%
AT&T
0.875% 2/13/15	150,000	150,371
0.90% 2/12/16	350,000	350,009
2.40% 8/15/16	50,000	52,178
2.50% 8/15/15	200,000	207,854
2.625% 12/1/22	250,000	241,897
2.95% 5/15/16	200,000	211,753
3.00% 2/15/22	250,000	253,425
3.875% 8/15/21	30,000	32,497
#144A 4.30% 12/15/42	940,000	879,363

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
AT&T (continued)
#144A 4.35% 6/15/45	532,000	$496,634
4.45% 5/15/21	100,000	112,723
5.10% 9/15/14	50,000	53,190
5.35% 9/1/40	538,000	578,100
5.50% 2/1/18	500,000	588,456
5.55% 8/15/41	40,000	44,255
5.625% 6/15/16	100,000	114,259
5.80% 2/15/19	150,000	181,124
6.30% 1/15/38	200,000	240,723
6.40% 5/15/38	50,000	60,972
6.50% 3/15/29	100,000	120,607
6.50% 9/1/37	150,000	184,562
6.55% 2/15/39	550,000	681,747
8.00% 11/15/31	360,000	526,764
BellSouth 5.20% 9/15/14	300,000	319,662
British Telecommunications
2.00% 6/22/15	250,000	255,911
9.625% 12/15/30	350,000	543,903
Deutsche Telekom International Finance
5.75% 3/23/16	300,000	338,995
6.00% 7/8/19	250,000	303,176
8.75% 6/15/30	310,000	440,090
Embarq 7.995% 6/1/36	150,000	158,333
France Telecom
2.75% 9/14/16	100,000	104,600
4.125% 9/14/21	100,000	107,457
5.375% 7/8/19	300,000	350,847
5.375% 1/13/42	100,000	104,041
8.50% 3/1/31	300,000	423,044
GTE
6.84% 4/15/18	250,000	309,284
6.94% 4/15/28	100,000	128,566
8.75% 11/1/21	100,000	137,053
Koninklijke KPN 8.375% 10/1/30	100,000	131,299
Nippon Telegraph & Telephone 1.40% 7/18/17	100,000	100,672
Pacific Bell Telephone 6.625% 10/15/34	100,000	103,756
Qwest
6.75% 12/1/21	150,000	172,999
6.875% 9/15/33	250,000	249,746
7.50% 10/1/14	200,000	218,071
Telecom Italia Capital
5.25% 10/1/15	300,000	316,881
6.00% 9/30/34	100,000	93,336
6.175% 6/18/14	200,000	209,484
7.175% 6/18/19	100,000	114,231
7.20% 7/18/36	100,000	100,149
7.721% 6/4/38	250,000	261,485
Telefonica Emisiones
3.729% 4/27/15	75,000	77,805

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones (continued)
3.992% 2/16/16	170,000	$177,623
4.949% 1/15/15	85,000	89,448
5.134% 4/27/20	90,000	94,984
5.462% 2/16/21	140,000	151,019
5.877% 7/15/19	100,000	110,260
6.421% 6/20/16	175,000	194,525
7.045% 6/20/36	175,000	188,737
Telefonica Europe 8.25% 9/15/30	200,000	237,665
Telefonos de Mexico 5.50% 11/15/19	100,000	116,865
Verizon Communications
1.25% 11/3/14	800,000	810,200
3.85% 11/1/42	150,000	130,273
4.60% 4/1/21	250,000	280,056
5.50% 4/1/17	200,000	232,255
5.50% 2/15/18	150,000	176,512
6.00% 4/1/41	100,000	116,744
6.10% 4/15/18	250,000	302,042
6.35% 4/1/19	250,000	307,179
6.40% 2/15/38	200,000	241,366
6.90% 4/15/38	350,000	450,026
7.35% 4/1/39	100,000	134,792
8.75% 11/1/18	64,000	86,169
Verizon Global Funding 7.75% 12/1/30	300,000	410,941
Virgin Media Secured Finance 5.25% 1/15/21	200,000	209,774

		17,787,794

Electric Utilities–1.21%
AEP Texas Central Transition Funding Series TEXAS CENTAL 5.17% 1/1/18	250,000	287,295
Alabama Power
5.50% 3/15/41	185,000	225,908
6.125% 5/15/38	100,000	129,599
American Electric Power 2.95% 12/15/22	125,000	125,164
Appalachian Power
4.60% 3/30/21	150,000	171,127
5.00% 6/1/17	100,000	113,935
6.70% 8/15/37	235,000	304,579
Arizona Public Service
4.50% 4/1/42	100,000	105,435
5.05% 9/1/41	100,000	113,031
Atlantic City Electric 7.75% 11/15/18	15,000	19,813
Baltimore Gas & Electric 6.35% 10/1/36.	100,000	129,336
Carolina Power & Light
4.10% 3/15/43	100,000	100,255
5.30% 1/15/19	100,000	120,419
6.30% 4/1/38	50,000	66,577
CenterPoint Energy Houston Electric 2.25% 8/1/22	250,000	245,562
Cleco Power 6.50% 12/1/35	50,000	61,620

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Cleveland Electric Illuminating
5.70% 4/1/17	100,000	$113,396
5.95% 12/15/36	100,000	113,777
Commonwealth Edison
3.40% 9/1/21	100,000	108,097
4.00% 8/1/20	300,000	337,998
6.45% 1/15/38	100,000	134,346
Connecticut Light & Power 5.65% 5/1/18	100,000	120,053
Consumers Energy
2.85% 5/15/22	100,000	103,547
5.65% 9/15/18	100,000	121,464
5.65% 4/15/20	100,000	123,585
Detroit Edison
2.65% 6/15/22	50,000	50,926
6.625% 6/1/36	100,000	138,360
Duke Energy
1.625% 8/15/17	250,000	252,480
3.35% 4/1/15	100,000	104,891
5.05% 9/15/19	100,000	117,839
Duke Energy Carolinas
3.90% 6/15/21	100,000	112,657
4.30% 6/15/20	100,000	115,103
5.25% 1/15/18	250,000	296,542
5.30% 2/15/40	100,000	118,787
6.10% 6/1/37	170,000	215,542
7.00% 11/15/18	100,000	129,643
Duke Energy Indiana
6.12% 10/15/35	100,000	115,557
6.45% 4/1/39	130,000	172,130
Duke Energy Ohio 5.45% 4/1/19	50,000	60,453
Entergy
4.70% 1/15/17	100,000	109,291
5.125% 9/15/20	100,000	109,996
Entergy Mississippi 3.10% 7/1/23	100,000	101,013
Entergy Texas 7.125% 2/1/19	200,000	248,271
Exelon 4.90% 6/15/15	150,000	162,453
FirstEnergy
2.75% 3/15/18	100,000	101,249
4.25% 3/15/23	100,000	101,342
7.375% 11/15/31	100,000	117,463
FirstEnergy Solutions
4.80% 2/15/15	80,000	86,272
6.80% 8/15/39	150,000	178,023
Florida Power
3.85% 11/15/42	100,000	95,649
5.65% 6/15/18	150,000	179,943
6.40% 6/15/38	300,000	401,703
Florida Power & Light
4.05% 6/1/42	150,000	152,447
5.69% 3/1/40	50,000	63,798
5.85% 5/1/37	100,000	128,333

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Florida Power & Light (continued)
5.95% 2/1/38	100,000	$130,413
5.96% 4/1/39	100,000	131,401
6.20% 6/1/36	200,000	265,848
Georgia Power
4.25% 12/1/19	80,000	91,817
4.30% 3/15/42	200,000	201,486
4.30% 3/15/43	100,000	100,756
4.75% 9/1/40	100,000	108,302
5.25% 12/15/15	25,000	27,986
5.95% 2/1/39	100,000	126,401
Great Plains Energy 4.85% 6/1/21	50,000	55,943
Hydro-Quebec
1.375% 6/19/17	100,000	101,424
2.00% 6/30/16	300,000	312,185
8.05% 7/7/24	250,000	365,851
8.50% 12/1/29	115,000	185,157
Iberdrola International 6.75% 7/15/36	100,000	108,604
Indiana Michigan Power 7.00% 3/15/19	100,000	126,122
Interstate Power & Light 6.25% 7/15/39.	130,000	173,297
Jersey Central Power & Light 7.35% 2/1/19	100,000	127,517
Kansas City Power & Light 6.375% 3/1/18	200,000	240,420
Kentucky Utilities
1.625% 11/1/15	100,000	102,953
3.25% 11/1/20	100,000	108,499
5.125% 11/1/40	100,000	120,103
LG&E & KU Energy 2.125% 11/15/15	200,000	204,850
MidAmerican Energy
5.30% 3/15/18	100,000	118,746
5.75% 11/1/35	25,000	31,015
5.95% 7/15/17	200,000	238,804
Nevada Power
5.45% 5/15/41	60,000	72,248
6.50% 8/1/18	50,000	62,289
6.75% 7/1/37	100,000	136,563
7.125% 3/15/19	100,000	129,394
NextEra Energy Capital Holdings
4.50% 6/1/21	100,000	111,289
6.00% 3/1/19	200,000	236,310
Northern States Power
5.25% 3/1/18	100,000	119,364
5.35% 11/1/39	40,000	49,125
6.20% 7/1/37	100,000	133,843
Ohio Edison
6.875% 7/15/36	100,000	128,809
8.25% 10/15/38	100,000	156,894
Oklahoma Gas & Electric 5.25% 5/15/41	100,000	118,057
Oncor Electric Delivery 5.30% 6/1/42	200,000	227,426

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Oncor Electric Delivery (continued)
6.80% 9/1/18	100,000	$124,615
7.00% 9/1/22	100,000	130,343
7.00% 5/1/32	50,000	65,470
Pacific Gas & Electric
3.25% 9/15/21	200,000	211,924
6.05% 3/1/34	400,000	501,973
6.25% 3/1/39	300,000	391,135
8.25% 10/15/18	200,000	268,524
PacifiCorp
4.10% 2/1/42	100,000	101,956
5.75% 4/1/37	100,000	125,847
6.00% 1/15/39	100,000	130,920
6.35% 7/15/38	25,000	33,873
7.70% 11/15/31	100,000	145,967
PECO Energy 5.95% 10/1/36	100,000	128,535
Portland General Electric 6.10% 4/15/19	100,000	124,933
Potomac Electric Power 7.90% 12/15/38	100,000	159,903
PPL Capital Funding
3.50% 12/1/22	100,000	100,944
4.20% 6/15/22	150,000	158,385
PPL Electric Utilities
3.00% 9/15/21	100,000	105,394
6.25% 5/15/39	30,000	40,546
PPL Energy Supply 6.50% 5/1/18	25,000	29,635
Progress Energy
6.00% 12/1/39	50,000	61,530
7.05% 3/15/19	100,000	127,036
7.75% 3/1/31	150,000	207,109
Public Service Company of Oklahoma 5.15% 12/1/19	75,000	87,725
Public Service Electric & Gas
3.50% 8/15/20	150,000	165,620
5.30% 5/1/18	50,000	59,175
5.50% 3/1/40	100,000	125,059
Public Service of Colorado
3.20% 11/15/20	100,000	108,187
5.125% 6/1/19	135,000	162,636
6.25% 9/1/37	100,000	134,759
Scottish Power 5.375% 3/15/15	100,000	106,579
Sierra Pacific Power 6.00% 5/15/16	100,000	115,474
South Carolina Electric & Gas
5.25% 11/1/18	80,000	95,380
6.05% 1/15/38	225,000	290,567
Southern
1.95% 9/1/16	300,000	309,953
4.15% 5/15/14	50,000	51,932
Southern California Edison
3.875% 6/1/21	70,000	78,803

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Southern California Edison (continued)
3.90% 3/15/43	100,000	$99,210
4.50% 9/1/40	100,000	108,363
5.95% 2/1/38	25,000	32,463
6.00% 1/15/34	200,000	259,253
6.05% 3/15/39	170,000	224,122
6.65% 4/1/29	100,000	131,018
Southwestern Electric Power
6.20% 3/15/40	200,000	248,598
Tampa Electric
2.60% 9/15/22	100,000	100,551
4.10% 6/15/42	100,000	102,844
6.10% 5/15/18	50,000	61,647
Toledo Edison 7.25% 5/1/20	30,000	38,575
Union Electric
3.90% 9/15/42	250,000	247,616
8.45% 3/15/39	80,000	133,878
Virginia Electric & Power
2.75% 3/15/23	100,000	101,930
5.00% 6/30/19	200,000	237,879
5.95% 9/15/17	100,000	120,619
6.00% 5/15/37	25,000	32,666
6.35% 11/30/37	100,000	135,558
8.875% 11/15/38	100,000	168,680
Westar Energy 6.00% 7/1/14	100,000	106,462
Western Massachusetts Electric
3.50% 9/15/21	150,000	160,604
Wisconsin Electric Power
2.95% 9/15/21	100,000	105,327
4.25% 12/15/19	25,000	28,567
6.00% 4/1/14	100,000	105,197
Xcel Energy
4.70% 5/15/20	100,000	117,217
6.50% 7/1/36	100,000	133,824

		22,232,599

Electrical Equipment–0.05%
Cooper
2.375% 1/15/16	100,000	103,265
3.875% 12/15/20	100,000	107,871
Emerson Electric
4.125% 4/15/15	100,000	106,901
4.25% 11/15/20	50,000	57,211
5.25% 10/15/18	225,000	268,585
5.25% 11/15/39	50,000	59,947
Rockwell Automation 6.25% 12/1/37	100,000	131,198
Roper Industries 6.25% 9/1/19	100,000	121,292

		956,270

Electronic Equipment, Instruments & Components–0.05%
Amphenol 4.75% 11/15/14	100,000	105,980

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics
3.00% 3/1/18	100,000	$101,001
6.00% 4/1/20	50,000	56,101
Avnet 4.875% 12/1/22	100,000	103,907
Corning
4.25% 8/15/20	65,000	72,312
4.75% 3/15/42	250,000	255,759
5.75% 8/15/40	25,000	29,426
6.625% 5/15/19	20,000	24,935
Tech Data 3.75% 9/21/17	100,000	104,261

		853,682

Energy Equipment & Services–0.26%
Baker Hughes
5.125% 9/15/40	200,000	233,402
6.875% 1/15/29	100,000	134,739
Cameron International
5.95% 6/1/41	100,000	122,004
6.375% 7/15/18	100,000	120,270
Diamond Offshore Drilling
5.70% 10/15/39	100,000	126,012
5.875% 5/1/19	40,000	48,957
ENSCO
3.25% 3/15/16	100,000	106,587
4.70% 3/15/21	350,000	391,434
FMC Technologies 3.45% 10/1/22	100,000	101,717
Global Marine 7.00% 6/1/28	150,000	167,426
Halliburton
3.25% 11/15/21	200,000	212,599
5.90% 9/15/18	50,000	61,383
7.45% 9/15/39	200,000	294,577
Nabors Industries
4.625% 9/15/21	150,000	156,838
6.15% 2/15/18	100,000	113,821
9.25% 1/15/19	150,000	193,153
National Oilwell Varco 2.60% 12/1/22	200,000	199,081
Rowan
4.875% 6/1/22	100,000	108,897
5.40% 12/1/42	175,000	175,375
7.875% 8/1/19	65,000	81,305
Transocean
4.95% 11/15/15	200,000	216,531
6.00% 3/15/18	125,000	141,729
6.375% 12/15/21	150,000	174,940
6.50% 11/15/20	100,000	115,744
6.80% 3/15/38	50,000	55,243
7.35% 12/15/41	100,000	121,129
Weatherford International
4.50% 4/15/22	100,000	103,196
5.95% 4/15/42	100,000	103,430
6.00% 3/15/18	150,000	171,296

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Weatherford International (continued)
6.75% 9/15/40	100,000	$110,534
7.00% 3/15/38	150,000	167,910
9.625% 3/1/19	100,000	130,760
9.875% 3/1/39	50,000	72,130

		4,834,149

Food & Staples Retailing–0.40%
Costco Wholesale 5.50% 3/15/17	450,000	528,616
CVS Caremark
3.25% 5/18/15	200,000	210,690
4.125% 5/15/21	100,000	111,526
4.75% 5/18/20	100,000	115,914
5.75% 6/1/17	150,000	177,552
5.75% 5/15/41	150,000	178,789
6.125% 9/15/39	100,000	123,992
6.25% 6/1/27	130,000	166,710
Delhaize America 9.00% 4/15/31	125,000	154,000
Delhaize Group 4.125% 4/10/19	100,000	106,096
Kroger
2.20% 1/15/17	100,000	103,386
3.40% 4/15/22	50,000	52,188
3.90% 10/1/15	130,000	138,995
5.00% 4/15/42	100,000	102,695
6.90% 4/15/38	100,000	125,536
7.50% 4/1/31	250,000	320,283
Safeway
3.95% 8/15/20	120,000	122,817
6.35% 8/15/17	150,000	175,233
Sysco
5.375% 3/17/19	100,000	119,916
6.625% 3/17/39	50,000	70,509
Walgreen
1.00% 3/13/15	100,000	100,248
3.10% 9/15/22	150,000	148,735
5.25% 1/15/19	150,000	174,978
Wal-Mart Stores
1.50% 10/25/15	200,000	205,284
2.80% 4/15/16	400,000	425,802
3.20% 5/15/14	500,000	515,747
3.25% 10/25/20	300,000	325,007
3.625% 7/8/20	100,000	110,478
4.125% 2/1/19	100,000	114,114
4.875% 7/8/40	300,000	338,735
5.25% 9/1/35	300,000	353,422
5.625% 4/15/41	250,000	313,908
5.80% 2/15/18	200,000	243,997
5.875% 4/5/27	100,000	131,816
6.50% 8/15/37	225,000	304,927
7.55% 2/15/30	200,000	290,378

		7,303,019

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food Products–0.44%
Archer-Daniels-Midland
4.016% 4/16/43	100,000	$96,132
4.479% 3/1/21	235,000	267,575
5.375% 9/15/35	100,000	115,457
5.45% 3/15/18	100,000	119,408
Bunge Limited Finance
4.10% 3/15/16	100,000	107,028
8.50% 6/15/19	135,000	174,235
Campbell Soup
2.50% 8/2/22	61,000	58,177
3.05% 7/15/17	100,000	107,353
3.375% 8/15/14	100,000	104,021
4.50% 2/15/19	35,000	39,654
ConAgra Foods
2.10% 3/15/18	100,000	101,843
3.20% 1/25/23	250,000	249,700
5.819% 6/15/17	50,000	58,070
#144A 6.625% 8/15/39	50,000	62,641
7.00% 4/15/19	100,000	125,310
8.25% 9/15/30	100,000	135,756
General Mills
3.15% 12/15/21	200,000	210,096
5.20% 3/17/15	150,000	163,022
5.40% 6/15/40	45,000	53,254
5.65% 2/15/19	100,000	120,538
Heinz (H.J.) Finance 6.75% 3/15/32	180,000	201,375
Hershey 4.125% 12/1/20	200,000	227,850
Ingredion
1.80% 9/25/17	100,000	100,300
3.20% 11/1/15	100,000	104,980
Kellogg
1.75% 5/17/17	150,000	153,125
3.125% 5/17/22	150,000	155,688
3.25% 5/21/18	135,000	146,350
4.00% 12/15/20	100,000	111,527
7.45% 4/1/31	100,000	135,896
Kraft Foods
4.125% 2/9/16	50,000	54,469
6.125% 2/1/18	150,000	180,096
6.50% 8/11/17	500,000	604,310
6.50% 11/1/31	350,000	437,233
6.50% 2/9/40	300,000	390,972
6.875% 2/1/38	250,000	335,691
Kraft Foods Group
2.25% 6/5/17	150,000	155,768
3.50% 6/6/22	150,000	157,151
5.00% 6/4/42	250,000	269,113
5.375% 2/10/20	250,000	298,754
6.50% 2/9/40	150,000	192,983
McCormick 3.90% 7/15/21	50,000	54,556
Mead Johnson Nutrition
3.50% 11/1/14	100,000	103,870

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food Products (continued)
Mead Johnson Nutrition (continued)
4.90% 11/1/19	100,000	$113,822
5.90% 11/1/39	50,000	59,434
Nabisco 7.55% 6/15/15	100,000	114,331
Tyson Foods 4.50% 6/15/22	200,000	218,625
Unilever Capital
2.75% 2/10/16	100,000	105,346
4.25% 2/10/21	200,000	228,888
4.80% 2/15/19	100,000	117,703
5.90% 11/15/32	100,000	132,408

		8,131,884

Gas Utilities–0.12%
AGL Capital
5.25% 8/15/19	100,000	119,467
5.875% 3/15/41	70,000	88,568
Atmos Energy
4.95% 10/15/14	100,000	106,215
8.50% 3/15/19	100,000	135,087
CenterPoint Energy Resources
4.50% 1/15/21	65,000	73,973
5.85% 1/15/41	115,000	144,717
6.00% 5/15/18	100,000	120,115
Consolidated Natural Gas 5.00% 12/1/14	300,000	319,865
National Fuel Gas
3.75% 3/1/23	156,000	158,479
8.75% 5/1/19	115,000	150,216
ONEOK 6.00% 6/15/35	125,000	138,859
Panhandle Eastern Pipe Line 6.20% 11/1/17	50,000	59,431
Questar 2.75% 2/1/16	85,000	89,188
Southern California Gas 5.75% 11/15/35	100,000	128,247
Southern Natural Gas
#144A 5.90% 4/1/17	25,000	29,263
8.00% 3/1/32	100,000	141,857
Southern Union 7.60% 2/1/24	150,000	191,968

		2,195,515

Health Care Equipment & Supplies–0.24%
Bard (C.R.)
2.875% 1/15/16	100,000	105,334
4.40% 1/15/21	65,000	72,786
Baxter International
4.50% 8/15/19	250,000	289,125
4.625% 3/15/15	150,000	161,319
6.25% 12/1/37	50,000	66,532
Becton, Dickinson
1.75% 11/8/16	200,000	205,580
3.25% 11/12/20	100,000	106,350
5.00% 11/12/40	35,000	39,829

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Becton, Dickinson (continued)
6.00% 5/15/39	100,000	$129,229
Boston Scientific
6.00% 1/15/20	100,000	117,053
6.40% 6/15/16	100,000	114,309
7.375% 1/15/40	201,000	271,201
CareFusion
#144A 3.30% 3/1/23	100,000	100,960
6.375% 8/1/19	50,000	60,523
Covidien International Finance
2.80% 6/15/15	100,000	104,641
3.20% 6/15/22	150,000	156,768
4.20% 6/15/20	100,000	112,864
6.00% 10/15/17	25,000	30,022
6.55% 10/15/37	100,000	135,863
DENTSPLY International 2.75% 8/15/16	55,000	57,158
Medtronic
1.375% 4/1/18	125,000	125,150
2.625% 3/15/16	100,000	105,133
2.75% 4/1/23	125,000	124,847
3.00% 3/15/15	100,000	104,803
3.125% 3/15/22	150,000	157,243
4.00% 4/1/43	100,000	97,690
4.50% 3/15/42	100,000	106,592
5.55% 3/15/40	100,000	123,424
5.60% 3/15/19	200,000	243,202
St. Jude Medical 3.75% 7/15/14	200,000	208,117
Stryker
1.30% 4/1/18	100,000	99,711
2.00% 9/30/16	45,000	46,731
3.00% 1/15/15	100,000	104,486
4.375% 1/15/20	100,000	113,404
Zimmer Holdings 5.75% 11/30/39	100,000	118,158

		4,316,137

Health Care Providers & Services–0.46%
Aetna
1.75% 5/15/17	100,000	101,802
4.50% 5/15/42	100,000	101,532
6.00% 6/15/16	50,000	57,632
6.50% 9/15/18	200,000	247,298
6.625% 6/15/36	100,000	130,309
6.75% 12/15/37	100,000	133,607
AmerisourceBergen 4.875% 11/15/19	200,000	232,504
Cardinal Health
3.20% 3/15/23	100,000	99,709
4.625% 12/15/20	100,000	112,308
5.80% 10/15/16	100,000	115,382
CIGNA
2.75% 11/15/16	100,000	105,655
4.00% 2/15/22	250,000	270,557
5.875% 3/15/41	200,000	239,700

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
CIGNA (continued)
7.875% 5/15/27	25,000	$33,637
Coventry Health Care
5.45% 6/15/21	80,000	94,444
6.30% 8/15/14	100,000	106,960
Express Scripts Holding
2.75% 11/21/14	100,000	103,040
3.125% 5/15/16	200,000	211,432
3.50% 11/15/16	100,000	107,824
3.90% 2/15/22	200,000	214,982
4.75% 11/15/21	200,000	227,470
6.125% 11/15/41	100,000	125,904
6.25% 6/15/14	100,000	106,481
Humana
4.625% 12/1/42	175,000	168,167
7.20% 6/15/18	100,000	122,561
Kaiser Foundation Hospitals 3.50% 4/1/22	50,000	52,587
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	253,036
4.625% 11/15/20	150,000	164,512
McKesson 4.75% 3/1/21	300,000	348,079
Medco Health Solutions 7.125% 3/15/18	225,000	278,725
Quest Diagnostics
3.20% 4/1/16	200,000	210,226
4.75% 1/30/20	60,000	65,759
5.75% 1/30/40	100,000	107,068
UnitedHealth Group
1.875% 11/15/16	500,000	516,783
2.75% 2/15/23	107,000	105,774
2.875% 3/15/23	150,000	150,138
4.625% 11/15/41	200,000	209,031
4.70% 2/15/21	100,000	114,973
6.00% 2/15/18	200,000	242,083
6.50% 6/15/37	150,000	194,076
6.625% 11/15/37	100,000	130,798
6.875% 2/15/38	100,000	135,041
WellPoint
3.125% 5/15/22	250,000	252,193
4.35% 8/15/20	100,000	111,420
4.625% 5/15/42	100,000	100,795
5.25% 1/15/16	100,000	111,405
5.80% 8/15/40	80,000	93,811
5.85% 1/15/36	125,000	147,989
5.875% 6/15/17	50,000	58,915
6.375% 6/15/37	100,000	123,466
7.00% 2/15/19	400,000	500,863

		8,350,443

Hotels, Restaurants & Leisure–0.14%
Carnival 1.20% 2/5/16	100,000	100,198

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants
3.35% 11/1/22	150,000	$142,946
6.80% 10/15/37	84,000	97,292
Hyatt Hotels 3.875% 8/15/16	100,000	106,656
International Game Technology 5.50% 6/15/20	100,000	107,844
Marriott International 6.375% 6/15/17	100,000	117,625
McDonald’s
0.75% 5/29/15	250,000	251,548
1.875% 5/29/19	250,000	255,047
2.625% 1/15/22	100,000	102,297
3.625% 5/20/21	100,000	110,680
5.80% 10/15/17	100,000	120,728
6.30% 3/1/38	50,000	68,175
Starbucks 6.25% 8/15/17	100,000	119,862
Starwood Hotels & Resorts Worldwide 3.125% 2/15/23	211,000	208,524
Wyndham Worldwide 4.25% 3/1/22	300,000	314,766
Yum Brands
3.75% 11/1/21	65,000	68,159
4.25% 9/15/15	50,000	53,783
5.30% 9/15/19	150,000	175,165

		2,521,295

Household Durables–0.17%
Clorox
5.00% 1/15/15	100,000	107,160
5.95% 10/15/17	100,000	118,323
Colgate-Palmolive
1.30% 1/15/17	200,000	203,493
2.30% 5/3/22	100,000	100,130
Energizer Holdings 4.70% 5/19/21	100,000	106,859
Kimberly-Clark
3.875% 3/1/21	45,000	50,327
6.125% 8/1/17	200,000	242,075
6.625% 8/1/37	100,000	140,873
7.50% 11/1/18	100,000	132,872
Leggett & Platt 3.40% 8/15/22	50,000	50,849
MDC Holdings 5.625% 2/1/20	100,000	112,130
Newell Rubbermaid 4.70% 8/15/20	200,000	222,260
Procter & Gamble
0.70% 8/15/14	300,000	301,754
1.80% 11/15/15	250,000	258,763
3.15% 9/1/15	100,000	106,415
4.70% 2/15/19	200,000	236,057
4.85% 12/15/15	50,000	55,652
5.50% 2/1/34	100,000	126,564
5.55% 3/5/37	200,000	256,708
Tupperware Brands 4.75% 6/1/21	100,000	105,501
Whirlpool
3.70% 3/1/23	50,000	51,066

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Durables (continued)
Whirlpool (continued)
4.70% 6/1/22	100,000	$109,875

		3,195,706

Independent Power Producers & Energy Traders–0.09%
Constellation Energy Group 4.55% 6/15/15	25,000	26,886
Exelon Generation
4.25% 6/15/22	50,000	52,708
5.60% 6/15/42	292,000	317,544
6.20% 10/1/17	25,000	29,339
6.25% 10/1/39	100,000	116,530
Oglethorpe Power 5.95% 11/1/39	100,000	123,149
PSEG Power
4.15% 9/15/21	250,000	269,688
5.125% 4/15/20	60,000	68,299
5.50% 12/1/15	100,000	111,169
Southern Power 4.875% 7/15/15	100,000	109,174
TransAlta
4.75% 1/15/15	100,000	105,581
6.50% 3/15/40	250,000	262,966

		1,593,033

Industrial Conglomerates–0.17%
3M
1.00% 6/26/17	100,000	100,497
1.375% 9/29/16	250,000	256,251
5.70% 3/15/37	100,000	129,608
6.375% 2/15/28	25,000	34,569
Danaher
1.30% 6/23/14	60,000	60,642
2.30% 6/23/16	100,000	104,994
3.90% 6/23/21	100,000	111,717
5.625% 1/15/18	100,000	119,071
General Electric
2.70% 10/9/22	500,000	501,085
4.125% 10/9/42	211,000	212,438
5.25% 12/6/17	400,000	469,050
Koninklijke Philips Electronics
3.75% 3/15/22	100,000	107,113
5.00% 3/15/42	100,000	112,873
5.75% 3/11/18	300,000	358,106
6.875% 3/11/38	50,000	67,182
Tyco Electronics Group
3.50% 2/3/22	150,000	153,040
6.55% 10/1/17	100,000	119,702
Tyco International Finance 8.50% 1/15/19	100,000	129,119

		3,147,057

Insurance–0.91%
ACE INA Holdings
2.60% 11/23/15	150,000	157,354

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
ACE INA Holdings (continued)
2.70% 3/13/23	100,000	$99,705
4.15% 3/13/43	100,000	101,115
5.70% 2/15/17	50,000	58,414
5.90% 6/15/19	125,000	155,350
Aegon 4.625% 12/1/15	100,000	108,940
AFLAC
3.45% 8/15/15	100,000	106,319
6.90% 12/17/39	130,000	170,956
8.50% 5/15/19	100,000	135,320
Alleghany 4.95% 6/27/22	100,000	111,485
Allied World Assurance 7.50% 8/1/16	200,000	238,021
Allstate
5.00% 8/15/14	150,000	158,882
5.20% 1/15/42	200,000	231,184
5.55% 5/9/35	150,000	180,793
7.45% 5/16/19	100,000	131,646
American Financial Group 9.875% 6/15/19	100,000	135,846
American International Group
2.375% 8/24/15	89,000	91,349
4.25% 9/15/14	200,000	209,641
4.875% 9/15/16	100,000	111,370
4.875% 6/1/22	500,000	566,706
5.05% 10/1/15	200,000	219,295
5.85% 1/16/18	300,000	351,932
6.25% 5/1/36	100,000	125,293
6.40% 12/15/20	200,000	248,079
8.25% 8/15/18	234,000	303,836
AON
3.125% 5/27/16	100,000	105,681
3.50% 9/30/15	100,000	105,830
5.00% 9/30/20	100,000	115,256
Assurant 2.50% 3/15/18	150,000	149,101
AXA 8.60% 12/15/30	100,000	128,551
Axis Specialty Finance 5.875% 6/1/20	100,000	114,081
Berkley (W.R.) 7.375% 9/15/19	100,000	123,499
Berkshire Hathaway
1.90% 1/31/17	300,000	309,763
3.40% 1/31/22	300,000	316,771
Berkshire Hathaway Finance
1.60% 5/15/17	150,000	153,132
2.45% 12/15/15	200,000	209,943
3.00% 5/15/22	100,000	102,132
4.25% 1/15/21	100,000	112,652
4.40% 5/15/42	100,000	99,751
4.85% 1/15/15	200,000	215,459
5.40% 5/15/18	50,000	59,814
5.75% 1/15/40	100,000	119,423
Chubb
5.75% 5/15/18	100,000	121,681

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Chubb (continued)
6.00% 5/11/37	100,000	$128,643
•6.375% 3/29/67	100,000	110,375
Cincinnati Financial 6.92% 5/15/28	100,000	129,104
CNA Financial
5.75% 8/15/21	30,000	35,493
7.35% 11/15/19	120,000	152,100
Delphi Financial Group 7.875% 1/31/20	25,000	30,845
Fidelity National Financial
6.60% 5/15/17	100,000	113,508
Genworth Financial
5.75% 6/15/14	100,000	104,883
6.515% 5/22/18	50,000	56,877
7.625% 9/24/21	100,000	120,641
7.70% 6/15/20	100,000	118,747
Hartford Financial Services Group
5.50% 3/30/20	100,000	116,802
5.95% 10/15/36	250,000	292,819
6.10% 10/1/41	50,000	60,436
6.625% 3/30/40	100,000	128,265
HCC Insurance Holdings
6.30% 11/15/19	50,000	57,788
ING US
#144A 2.90% 2/15/18	100,000	101,544
#144A 5.50% 7/15/22	100,000	110,843
Loews 6.00% 2/1/35	100,000	112,399
Manulife Financial 3.40% 9/17/15	100,000	105,255
Markel 7.125% 9/30/19	100,000	123,437
Marsh & McLennan
4.80% 7/15/21	100,000	114,345
5.75% 9/15/15	50,000	55,642
9.25% 4/15/19	100,000	134,388
MetLife
4.75% 2/8/21	200,000	229,209
5.00% 6/15/15	100,000	108,977
5.70% 6/15/35	50,000	58,715
5.875% 2/6/41	100,000	120,164
6.375% 6/15/34	100,000	127,280
6.40% 12/15/36	100,000	109,875
6.50% 12/15/32	100,000	127,702
6.75% 6/1/16	200,000	235,289
6.817% 8/15/18	400,000	499,191
10.75% 8/1/39	150,000	233,625
Montpelier Re Holdings 4.70% 10/15/22	100,000	102,832
OneBeacon US Holdings 4.60% 11/9/22	100,000	104,871
PartnerRe Finance B 5.50% 6/1/20	100,000	114,034
Primerica 4.75% 7/15/22	100,000	111,137
Principal Financial Group
1.85% 11/15/17	250,000	252,881
8.875% 5/15/19	100,000	136,218
Progressive 3.75% 8/23/21	100,000	109,136

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Protective Life
7.375% 10/15/19	50,000	$61,457
8.45% 10/15/39	25,000	33,060
Prudential Financial
3.875% 1/14/15	65,000	68,418
5.10% 9/20/14	100,000	106,365
•5.20% 3/15/44	100,000	100,750
5.50% 3/15/16	200,000	225,479
5.70% 12/14/36	50,000	57,448
•5.875% 9/15/42	250,000	267,188
5.90% 3/17/36	250,000	292,434
6.625% 12/1/37	400,000	504,496
6.625% 6/21/40	200,000	255,291
Reinsurance Group of America
6.45% 11/15/19	90,000	108,565
Swiss Re Solutions Holding
7.00% 2/15/26	100,000	128,370
Torchmark
6.375% 6/15/16	100,000	112,564
9.25% 6/15/19	25,000	33,643
TransAtlantic Holdings 8.00% 11/30/39	100,000	139,487
Travelers
3.90% 11/1/20	100,000	112,444
5.80% 5/15/18	250,000	305,789
5.90% 6/2/19	100,000	124,411
6.25% 6/15/37	100,000	133,822
6.75% 6/20/36	100,000	138,405
Unum Group 7.125% 9/30/16	200,000	236,041
Willis Group Holdings 4.125% 3/15/16	150,000	159,489
Willis North America 7.00% 9/29/19	100,000	119,391
XL Group
5.25% 9/15/14	100,000	105,549
5.75% 10/1/21	100,000	118,967

		16,616,989

Internet & Catalog Retail–0.02%
Amazon.com 1.20% 11/29/17	300,000	298,783
Expedia 5.95% 8/15/20	100,000	111,359

		410,142

Internet Software & Services–0.05%
Baidu 3.50% 11/28/22	200,000	203,302
eBay
1.625% 10/15/15	100,000	102,596
2.60% 7/15/22	250,000	250,323
3.25% 10/15/20	100,000	107,283
Google
1.25% 5/19/14	200,000	202,226
3.625% 5/19/21	100,000	111,070

		976,800

IT Services–0.19%
Computer Sciences 6.50% 3/15/18	150,000	174,130

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
IT Services (continued)
Fiserv
3.125% 6/15/16	100,000	$105,446
4.625% 10/1/20	100,000	108,499
HP Enterprise Services 7.45% 10/15/29	25,000	29,274
International Business Machines
1.25% 5/12/14	300,000	303,248
1.25% 2/6/17	350,000	353,818
1.25% 2/8/18	250,000	251,410
1.875% 8/1/22	100,000	95,764
1.95% 7/22/16	100,000	103,810
2.00% 1/5/16	100,000	103,739
2.90% 11/1/21	150,000	157,518
5.60% 11/30/39	210,000	262,560
5.70% 9/14/17	300,000	359,299
5.875% 11/29/32	120,000	155,527
7.625% 10/15/18	300,000	396,282
SAIC
4.45% 12/1/20	100,000	107,071
5.95% 12/1/40	100,000	106,225
Western Union
2.875% 12/10/17	150,000	152,403
3.65% 8/22/18	100,000	103,309
5.253% 4/1/20	107,000	114,813

		3,544,145

Leisure Equipment & Products–0.01%
Hasbro 6.35% 3/15/40	65,000	75,195
Mattel 6.20% 10/1/40	100,000	120,294

		195,489

Life Sciences Tools & Services–0.06%
Agilent Technologies
5.00% 7/15/20	100,000	113,948
5.50% 9/14/15	100,000	110,592
Life Technologies
4.40% 3/1/15	100,000	105,509
6.00% 3/1/20	150,000	168,532
Thermo Fisher Scientific
3.20% 5/1/15	150,000	156,829
3.20% 3/1/16	140,000	148,487
4.50% 3/1/21	240,000	263,690
4.70% 5/1/20	100,000	110,739

		1,178,326

Machinery–0.23%
Caterpillar
1.50% 6/26/17	100,000	101,607
2.60% 6/26/22	50,000	50,464
3.803% 8/15/42	168,000	159,933
3.90% 5/27/21	150,000	166,750
6.05% 8/15/36	200,000	256,664
7.90% 12/15/18	100,000	134,511

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery (continued)
Deere
2.60% 6/8/22	100,000	$100,924
3.90% 6/9/42	150,000	148,830
4.375% 10/16/19	350,000	407,213
5.375% 10/16/29	100,000	124,031
Dover
4.30% 3/1/21	100,000	114,125
4.875% 10/15/15	50,000	55,205
5.375% 3/1/41	100,000	122,124
6.60% 3/15/38	25,000	34,583
Eaton
#144A 2.75% 11/2/22	250,000	249,079
#144A 4.15% 11/2/42	150,000	146,866
6.95% 3/20/19	50,000	63,174
Harsco 2.70% 10/15/15	100,000	101,001
Illinois Tool Works
3.375% 9/15/21	60,000	65,151
3.90% 9/1/42	150,000	145,271
4.875% 9/15/41	100,000	112,193
6.25% 4/1/19	100,000	125,115
Ingersoll-Rand Global Holding 9.50% 4/15/14	300,000	326,078
Joy Global 5.125% 10/15/21	80,000	89,493
Kennametal 2.65% 11/1/19	150,000	150,179
Parker Hannifin 6.25% 5/15/38	50,000	66,996
#Pentair Finance 144A 5.00% 5/15/21	200,000	224,659
Snap-on 6.125% 9/1/21	50,000	61,814
Stanley Black & Decker
2.90% 11/1/22	150,000	150,949
5.20% 9/1/40	100,000	112,577
Xylem 3.55% 9/20/16	100,000	106,723

		4,274,282

Media–1.04%
CBS
3.375% 3/1/22	100,000	102,045
7.875% 7/30/30	200,000	265,123
8.875% 5/15/19	200,000	267,457
#CC Holdings GS V 144A 2.381% 12/15/17	100,000	100,758
Comcast
3.125% 7/15/22	100,000	102,523
4.25% 1/15/33	200,000	201,995
4.65% 7/15/42	24,000	24,522
5.15% 3/1/20	300,000	355,940
5.70% 5/15/18	200,000	240,782
5.70% 7/1/19	200,000	244,150
5.90% 3/15/16	150,000	171,742
6.45% 3/15/37	200,000	254,562
6.50% 1/15/15	200,000	220,705
6.50% 1/15/17	200,000	239,252
6.50% 11/15/35	200,000	255,550

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
6.95% 8/15/37	250,000	$333,516
7.05% 3/15/33	500,000	662,344
COX Communications 5.45% 12/15/14	64,000	69,149
DIRECTV Holdings
1.75% 1/15/18	75,000	74,216
3.125% 2/15/16	100,000	105,034
3.55% 3/15/15	295,000	308,957
3.80% 3/15/22	200,000	204,821
4.60% 2/15/21	300,000	327,164
5.00% 3/1/21	200,000	222,850
5.15% 3/15/42	150,000	145,497
5.20% 3/15/20	65,000	74,418
5.875% 10/1/19	40,000	47,440
6.00% 8/15/40	200,000	213,899
6.35% 3/15/40	50,000	55,897
Discovery Communications
3.30% 5/15/22	150,000	153,154
3.70% 6/1/15	100,000	105,998
4.375% 6/15/21	100,000	110,431
4.875% 4/1/43	100,000	102,714
5.625% 8/15/19	200,000	237,475
Disney (Walt)
1.125% 2/15/17	250,000	250,424
1.35% 8/16/16	200,000	203,992
2.35% 12/1/22	300,000	297,326
3.70% 12/1/42	150,000	144,620
3.75% 6/1/21	200,000	220,929
4.125% 12/1/41	100,000	103,419
6.00% 7/17/17	150,000	180,566
Grupo Televisa
6.625% 1/15/40	100,000	122,795
8.50% 3/11/32	200,000	283,644
Historic TW 6.625% 5/15/29	300,000	371,516
Interpublic Group
2.25% 11/15/17	150,000	150,129
4.00% 3/15/22	70,000	70,608
McGraw-Hill 6.55% 11/15/37	100,000	105,490
NBC Universal Media
2.875% 1/15/23	375,000	372,489
3.65% 4/30/15	275,000	291,441
4.375% 4/1/21	200,000	225,414
4.45% 1/15/43	125,000	123,871
5.15% 4/30/20	270,000	320,478
5.95% 4/1/41	200,000	242,083
News America
4.50% 2/15/21	150,000	169,425
5.30% 12/15/14	125,000	134,564
5.65% 8/15/20	300,000	358,885
6.15% 3/1/37	30,000	35,317
6.15% 2/15/41	200,000	240,362

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
News America (continued)
6.40% 12/15/35	300,000	$363,778
6.65% 11/15/37	50,000	61,974
6.90% 8/15/39	100,000	127,745
8.15% 10/17/36	100,000	137,145
Omnicom Group
3.625% 5/1/22	100,000	102,419
4.45% 8/15/20	35,000	38,128
6.25% 7/15/19	250,000	302,087
Reed Elsevier Capital 8.625% 1/15/19	100,000	130,087
Thomson Reuters
4.70% 10/15/19	100,000	114,090
6.50% 7/15/18	150,000	184,439
Time Warner
3.15% 7/15/15	300,000	316,121
4.70% 1/15/21	100,000	112,948
4.875% 3/15/20	200,000	229,250
5.875% 11/15/16	150,000	174,576
6.10% 7/15/40	100,000	116,355
6.25% 3/29/41	200,000	237,277
6.50% 11/15/36	100,000	120,884
7.625% 4/15/31	325,000	440,946
7.70% 5/1/32	130,000	177,659
Time Warner Cable
3.50% 2/1/15	50,000	52,305
5.00% 2/1/20	145,000	165,236
5.50% 9/1/41	100,000	103,139
5.85% 5/1/17	200,000	232,477
5.875% 11/15/40	100,000	106,995
6.55% 5/1/37	200,000	231,518
6.75% 7/1/18	300,000	369,591
6.75% 6/15/39	100,000	118,405
7.30% 7/1/38	150,000	187,194
7.50% 4/1/14	100,000	106,674
8.25% 4/1/19	250,000	325,833
Time Warner Entertainment
8.375% 3/15/23	250,000	342,419
8.375% 7/15/33	200,000	277,253
Viacom
1.25% 2/27/15	100,000	100,750
3.125% 6/15/22	50,000	50,162
3.25% 3/15/23	250,000	251,607
3.50% 4/1/17	100,000	107,003
#144A 4.375% 3/15/43	177,000	164,183
5.625% 9/15/19	200,000	238,195
6.875% 4/30/36	125,000	154,790
WPP Finance 8.00% 9/15/14	100,000	109,820
WPP Finance 2010 4.75% 11/21/21	100,000	108,202

		19,013,526

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining–0.65%
Alcoa
5.87% 2/23/22	150,000	$160,553
5.95% 2/1/37	100,000	96,838
6.75% 7/15/18	100,000	114,353
Allegheny Technologies
5.95% 1/15/21	50,000	55,987
9.375% 6/1/19	100,000	128,895
Alum 6.75% 1/15/28	250,000	275,063
AngloGold Ashanti Holdings
5.375% 4/15/20	25,000	26,501
6.50% 4/15/40	10,000	9,968
Barrick Australia Finance 5.95% 10/15/39	100,000	108,975
Barrick Gold
1.75% 5/30/14	60,000	60,676
2.90% 5/30/16	100,000	105,224
3.85% 4/1/22	250,000	256,041
6.95% 4/1/19	100,000	123,626
Barrick North America Finance
4.40% 5/30/21	200,000	213,931
5.70% 5/30/41	100,000	106,342
7.50% 9/15/38	25,000	32,784
BHP Billiton Finance USA
1.125% 11/21/14	250,000	252,862
1.625% 2/24/17	350,000	356,577
1.875% 11/21/16	250,000	258,066
3.25% 11/21/21	250,000	264,594
4.125% 2/24/42	125,000	126,264
5.25% 12/15/15	100,000	111,973
5.40% 3/29/17	100,000	115,972
5.50% 4/1/14	100,000	105,117
6.50% 4/1/19	150,000	189,988
Cliffs Natural Resources
3.95% 1/15/18	150,000	150,767
4.80% 10/1/20	155,000	154,671
6.25% 10/1/40	100,000	92,557
Freeport-McMoRan Copper & Gold
#144A 2.375% 3/15/18	150,000	150,802
#144A 3.10% 3/15/20	125,000	125,612
3.55% 3/1/22	300,000	298,768
#144A 3.875% 3/15/23	225,000	226,104
#144A 5.45% 3/15/43	225,000	223,180
Goldcorp
2.125% 3/15/18	100,000	100,445
3.70% 3/15/23	100,000	100,630
Newmont Mining
3.50% 3/15/22	150,000	151,304
4.875% 3/15/42	150,000	145,692
5.125% 10/1/19	180,000	208,396
6.25% 10/1/39	100,000	115,248
Nucor
4.125% 9/15/22	100,000	110,374

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Nucor (continued)
5.75% 12/1/17	50,000	$59,655
5.85% 6/1/18	100,000	120,695
Rio Tinto Alcan 6.125% 12/15/33	150,000	187,144
Rio Tinto Finance USA
2.50% 5/20/16	100,000	104,479
2.875% 8/21/22	250,000	245,166
3.50% 11/2/20	250,000	263,905
3.75% 9/20/21	150,000	158,307
4.125% 5/20/21	200,000	216,361
5.20% 11/2/40	100,000	112,273
6.50% 7/15/18	250,000	307,228
7.125% 7/15/28	75,000	102,288
8.95% 5/1/14	390,000	424,389
9.00% 5/1/19	100,000	137,935
Southern Copper
3.50% 11/8/22	89,000	89,019
5.25% 11/8/42	150,000	142,781
5.375% 4/16/20	125,000	142,555
6.75% 4/16/40	110,000	125,110
7.50% 7/27/35	200,000	241,959
Teck Resources
4.50% 1/15/21	100,000	106,519
4.75% 1/15/22	104,000	110,643
5.20% 3/1/42	250,000	231,213
6.00% 8/15/40	100,000	104,054
6.25% 7/15/41	201,000	213,332
Vale 5.625% 9/11/42	150,000	149,147
Vale Overseas
4.375% 1/11/22	250,000	257,762
4.625% 9/15/20	100,000	106,413
5.625% 9/15/19	300,000	339,770
6.25% 1/11/16	100,000	112,322
6.25% 1/23/17	250,000	286,486
6.875% 11/21/36	350,000	399,300
6.875% 11/10/39	170,000	194,702
Xstrata Canada 5.375% 6/1/15	100,000	108,072

		11,912,704

Multiline Retail–0.18%
Family Dollar Stores 5.00% 2/1/21	100,000	107,816
Kohl’s
4.00% 11/1/21	200,000	206,821
6.00% 1/15/33	100,000	104,676
6.25% 12/15/17	50,000	58,071
Macy’s Retail Holdings
2.875% 2/15/23	100,000	96,986
5.125% 1/15/42	100,000	104,755
5.75% 7/15/14	90,000	95,495
5.90% 12/1/16	107,000	124,419
6.70% 7/15/34	150,000	178,635
6.90% 4/1/29	150,000	180,849

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multiline Retail (continued)
Nordstrom
4.75% 5/1/20	100,000	$115,465
6.75% 6/1/14	100,000	107,030
7.00% 1/15/38	100,000	138,137
Target
2.90% 1/15/22	300,000	310,267
3.875% 7/15/20	100,000	112,402
4.00% 7/1/42	150,000	146,575
5.875% 7/15/16	100,000	116,842
6.00% 1/15/18	250,000	305,095
6.50% 10/15/37	200,000	270,203
7.00% 1/15/38	250,000	358,387

		3,238,926

Multi-Utilities–0.29%
Alliant Energy 4.00% 10/15/14	50,000	52,425
Ameren 8.875% 5/15/14	100,000	108,004
American Water Capital
4.30% 12/1/42	100,000	102,777
6.085% 10/15/17	100,000	119,536
Avista
5.125% 4/1/22	30,000	35,685
5.95% 6/1/18	100,000	121,022
CenterPoint Energy 5.95% 2/1/17	100,000	116,289
Consolidated Edison New York
5.375% 12/15/15	100,000	112,135
5.50% 12/1/39	250,000	308,524
5.85% 3/15/36	100,000	126,646
6.30% 8/15/37	20,000	26,720
6.75% 4/1/38	25,000	35,028
7.125% 12/1/18	200,000	259,824
Delmarva Power & Light 4.00% 6/1/42	100,000	102,345
Dominion Resources
4.45% 3/15/21	100,000	114,336
4.90% 8/1/41	60,000	66,332
5.15% 7/15/15	150,000	164,298
5.20% 8/15/19	80,000	95,389
5.95% 6/15/35	25,000	31,046
6.40% 6/15/18	76,000	94,002
8.875% 1/15/19	100,000	136,253
DTE Energy 6.35% 6/1/16	50,000	58,015
KeySpan 8.00% 11/15/30	25,000	33,696
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	120,270
5.95% 5/15/37	125,000	154,576
6.125% 4/1/36	250,000	311,773
6.50% 9/15/37	100,000	130,269
National Grid 6.30% 8/1/16	50,000	58,152
NiSource Finance
3.85% 2/15/23	50,000	51,691
5.25% 2/15/43	59,000	62,051
5.40% 7/15/14	150,000	158,450

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
NiSource Finance (continued)
5.45% 9/15/20	125,000	$146,729
6.125% 3/1/22	100,000	119,909
6.40% 3/15/18	100,000	120,219
NSTAR 4.50% 11/15/19	110,000	127,109
Puget Sound Energy
4.434% 11/15/41	100,000	106,732
5.638% 4/15/41	80,000	101,094
5.764% 7/15/40	50,000	63,729
5.795% 3/15/40	100,000	127,395
San Diego Gas & Electric
3.00% 8/15/21	175,000	185,863
6.00% 6/1/39	110,000	147,551
SCANA 6.25% 4/1/20	100,000	118,745
Sempra Energy
6.00% 10/15/39	125,000	156,015
6.15% 6/15/18	25,000	30,541
6.50% 6/1/16	230,000	268,251
United Utilities 5.375% 2/1/19	100,000	111,026

		5,398,467

Office Electronics–0.04%
Xerox
4.25% 2/15/15	100,000	105,382
4.50% 5/15/21	95,000	101,770
6.35% 5/15/18	150,000	175,996
6.40% 3/15/16	100,000	112,760
8.25% 5/15/14	225,000	242,852

		738,760

Oil, Gas & Consumable Fuels–2.15%
Anadarko Petroleum
5.95% 9/15/16	100,000	115,202
6.375% 9/15/17	300,000	358,438
6.45% 9/15/36	150,000	184,969
7.95% 6/15/39	200,000	281,682
8.70% 3/15/19	100,000	134,802
Apache
1.75% 4/15/17	50,000	50,921
3.25% 4/15/22	100,000	103,927
4.75% 4/15/43	100,000	102,654
5.10% 9/1/40	350,000	377,951
5.25% 2/1/42	100,000	110,571
5.625% 1/15/17	200,000	232,070
6.00% 1/15/37	50,000	60,259
Boardwalk Pipelines
3.375% 2/1/23	100,000	98,351
5.75% 9/15/19	100,000	115,889
Buckeye Partners
4.875% 2/1/21	260,000	279,050
5.50% 8/15/19	50,000	56,176

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Burlington Resources Finance 7.20% 8/15/31	100,000	$138,526
Canadian Natural Resources
1.45% 11/14/14	300,000	303,454
5.85% 2/1/35	200,000	232,221
5.90% 2/1/18	100,000	119,488
Cenovus Energy
4.50% 9/15/14	100,000	105,336
5.70% 10/15/19	100,000	120,920
6.75% 11/15/39	200,000	259,513
Chevron
2.355% 12/5/22	500,000	497,461
4.95% 3/3/19	100,000	119,525
ConocoPhillips
1.05% 12/15/17	250,000	249,428
2.40% 12/15/22	250,000	245,648
4.60% 1/15/15	200,000	214,349
5.75% 2/1/19	200,000	245,005
5.90% 5/15/38	150,000	187,841
6.00% 1/15/20	200,000	250,590
6.50% 2/1/39	280,000	375,760
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	116,286
ConocoPhillips Holding 6.95% 4/15/29	200,000	270,907
DCP Midstream Operating 4.95% 4/1/22	100,000	109,378
Devon Energy
1.875% 5/15/17	100,000	101,070
4.00% 7/15/21	100,000	106,914
4.75% 5/15/42	100,000	98,062
5.60% 7/15/41	200,000	219,335
6.30% 1/15/19	100,000	120,878
7.95% 4/15/32	100,000	137,701
Devon Financing 7.875% 9/30/31	25,000	33,996
Ecopetrol 7.625% 7/23/19	200,000	251,500
El Paso Natural Gas
5.95% 4/15/17	100,000	116,554
8.375% 6/15/32	100,000	142,935
El Paso Pipeline Partners Operating 5.00% 10/1/21	250,000	281,546
Enbridge
5.60% 4/1/17	100,000	115,209
5.80% 6/15/14	100,000	105,994
Enbridge Energy Partners
5.20% 3/15/20	100,000	112,878
6.50% 4/15/18	50,000	59,709
7.50% 4/15/38	300,000	380,791
9.875% 3/1/19	50,000	68,295
EnCana
5.90% 12/1/17	50,000	58,977
6.50% 2/1/38	100,000	117,612
6.625% 8/15/37	250,000	299,073

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EnCana (continued)
7.20% 11/1/31	50,000	$61,105
EnCana Holdings Finance 5.80% 5/1/14	265,000	278,832
Energen 4.625% 9/1/21	100,000	103,240
Energy Transfer Partners
3.60% 2/1/23	100,000	99,716
5.20% 2/1/22	250,000	281,177
5.95% 2/1/15	300,000	325,389
7.50% 7/1/38	200,000	250,525
Enterprise Products Operating
3.20% 2/1/16	100,000	106,179
3.35% 3/15/23	350,000	357,170
4.05% 2/15/22	100,000	108,655
4.85% 8/15/42	200,000	204,862
4.85% 3/15/44	125,000	128,120
5.20% 9/1/20	100,000	117,465
5.25% 1/31/20	100,000	117,263
5.70% 2/15/42	150,000	170,835
5.95% 2/1/41	100,000	116,271
6.125% 10/15/39	50,000	58,997
6.30% 9/15/17	100,000	120,300
6.50% 1/31/19	100,000	124,313
7.55% 4/15/38	100,000	136,630
EOG Resources
2.625% 3/15/23	150,000	148,454
2.95% 6/1/15	200,000	209,850
4.40% 6/1/20	150,000	173,644
6.875% 10/1/18	25,000	31,789
EQT
4.875% 11/15/21	100,000	106,141
8.125% 6/1/19	75,000	93,223
Hess
5.60% 2/15/41	200,000	215,557
7.125% 3/15/33	100,000	123,650
7.30% 8/15/31	250,000	311,442
Husky Energy
3.95% 4/15/22	150,000	160,784
5.90% 6/15/14	100,000	106,026
7.25% 12/15/19	125,000	161,234
Kerr-McGee 6.95% 7/1/24	100,000	125,523
Kinder Morgan Energy Partners
3.50% 9/1/23	100,000	101,594
3.95% 9/1/22	100,000	106,455
5.00% 3/1/43	100,000	101,937
5.30% 9/15/20	250,000	292,971
5.625% 2/15/15	165,000	179,330
5.80% 3/15/35	150,000	169,224
5.95% 2/15/18	50,000	59,677
6.50% 9/1/39	100,000	121,099
6.55% 9/15/40	200,000	245,147
7.75% 3/15/32	200,000	268,185

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Magellan Midstream Partners
4.25% 2/1/21	150,000	$166,034
6.55% 7/15/19	50,000	61,705
Marathon Oil
0.90% 11/1/15	150,000	149,729
2.80% 11/1/22	125,000	122,277
5.90% 3/15/18	200,000	238,561
6.60% 10/1/37	100,000	126,358
Marathon Petroleum
3.50% 3/1/16	255,000	272,644
5.125% 3/1/21	135,000	157,716
6.50% 3/1/41	145,000	180,930
Murphy Oil 2.50% 12/1/17	500,000	502,624
Nexen
6.20% 7/30/19	130,000	162,722
6.40% 5/15/37	50,000	64,812
7.50% 7/30/39	200,000	291,792
Noble Energy
4.15% 12/15/21	100,000	110,143
6.00% 3/1/41	135,000	161,766
8.25% 3/1/19	100,000	130,578
Noble Holding International
2.50% 3/15/17	100,000	102,927
3.45% 8/1/15	200,000	209,585
3.95% 3/15/22	100,000	103,167
6.20% 8/1/40	125,000	141,428
Occidental Petroleum
1.50% 2/15/18	100,000	101,297
2.50% 2/1/16	200,000	210,760
2.70% 2/15/23	100,000	100,304
3.125% 2/15/22	150,000	158,013
4.10% 2/1/21	100,000	113,561
4.125% 6/1/16	150,000	165,541
ONEOK Partners
6.125% 2/1/41	100,000	116,715
6.15% 10/1/16	50,000	57,833
6.65% 10/1/36	100,000	120,538
8.625% 3/1/19	100,000	132,618
Pemex Project Funding Master Trust 6.625% 6/15/35	250,000	300,625
Petrobras International Finance
3.50% 2/6/17	600,000	620,996
3.875% 1/27/16	500,000	525,743
5.375% 1/27/21	200,000	216,799
5.75% 1/20/20	200,000	221,275
5.875% 3/1/18	200,000	225,564
6.875% 1/20/40	450,000	519,157
7.875% 3/15/19	400,000	488,657
Petro-Canada
5.95% 5/15/35	200,000	237,994
6.80% 5/15/38	100,000	130,851
9.25% 10/15/21	50,000	71,580

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrohawk Energy 6.25% 6/1/19	100,000	$113,699
Petroleos Mexicanos
4.875% 3/15/15	300,000	322,500
4.875% 1/24/22	250,000	277,500
5.50% 1/21/21	150,000	172,875
6.00% 3/5/20	260,000	308,100
6.50% 6/2/41	650,000	768,625
8.00% 5/3/19	550,000	706,750
Phillips 66
2.95% 5/1/17	450,000	477,365
5.875% 5/1/42	250,000	294,743
Pioneer Natural Resources 3.95% 7/15/22	100,000	104,611
Plains All American Pipeline
3.95% 9/15/15	200,000	214,894
4.30% 1/31/43	100,000	96,323
5.75% 1/15/20	100,000	120,269
6.65% 1/15/37	125,000	160,841
8.75% 5/1/19	150,000	203,462
Shell International Finance
1.125% 8/21/17	500,000	502,458
2.375% 8/21/22	250,000	248,558
3.10% 6/28/15	100,000	105,754
3.25% 9/22/15	200,000	213,578
4.30% 9/22/19	200,000	231,995
4.375% 3/25/20	75,000	87,055
5.50% 3/25/40	100,000	125,077
6.375% 12/15/38	200,000	277,230
Southwestern Energy 4.10% 3/15/22	200,000	211,768
Spectra Energy Capital
2.95% 6/15/16	100,000	103,752
5.65% 3/1/20	100,000	117,820
5.668% 8/15/14	200,000	212,890
7.50% 9/15/38	50,000	67,128
Statoil
2.90% 10/15/14	200,000	207,601
3.15% 1/23/22	200,000	212,263
3.875% 4/15/14	250,000	259,174
5.10% 8/17/40	200,000	236,203
5.25% 4/15/19	250,000	301,960
7.15% 1/15/29	25,000	35,058
Suncor Energy
6.10% 6/1/18	150,000	181,649
6.50% 6/15/38	150,000	191,585
6.85% 6/1/39	100,000	132,443
7.15% 2/1/32	25,000	32,951
Sunoco Logistics Partners Operations 6.85% 2/15/40	100,000	120,346
Talisman Energy
3.75% 2/1/21	250,000	260,432
7.75% 6/1/19	125,000	158,650
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	212,654

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Tosco 8.125% 2/15/30	100,000	$146,698
Total Capital
2.30% 3/15/16	100,000	104,397
3.00% 6/24/15	100,000	105,185
3.125% 10/2/15	100,000	105,893
4.125% 1/28/21	100,000	113,188
4.45% 6/24/20	100,000	116,008
Total Capital Canada 2.75% 7/15/23	300,000	301,494
Total Capital International
1.55% 6/28/17	150,000	152,598
2.70% 1/25/23	200,000	201,476
2.875% 2/17/22	200,000	206,253
TransCanada PipeLines
0.875% 3/2/15	140,000	140,675
3.40% 6/1/15	200,000	211,601
3.80% 10/1/20	100,000	109,810
4.875% 1/15/15	50,000	53,627
6.10% 6/1/40	100,000	126,689
6.50% 8/15/18	200,000	249,268
7.25% 8/15/38	100,000	139,142
7.625% 1/15/39	250,000	359,807
Transcontinental Gas Pipe Line 4.45% 8/1/42	100,000	99,427
Valero Energy
4.50% 2/1/15	45,000	47,954
6.125% 2/1/20	65,000	79,092
6.625% 6/15/37	150,000	183,376
7.50% 4/15/32	100,000	130,392
9.375% 3/15/19	200,000	273,186
Western Gas Partners 4.00% 7/1/22	150,000	155,461
Williams
3.70% 1/15/23	139,000	138,268
8.75% 3/15/32	109,000	147,136
Williams Partners
3.80% 2/15/15	200,000	210,707
4.00% 11/15/21	100,000	104,950
5.25% 3/15/20	200,000	228,253
6.30% 4/15/40	170,000	198,493
XTO Energy 6.50% 12/15/18	100,000	129,882

		39,388,451

Paper & Forest Products–0.09%
Celulosa Arauco y Constitucion
5.00% 1/21/21	100,000	106,389
5.625% 4/20/15	100,000	107,431
Domtar 4.40% 4/1/22	100,000	99,970
Georgia-Pacific 8.00% 1/15/24	250,000	346,640
International Paper
4.75% 2/15/22	100,000	112,764
6.00% 11/15/41	35,000	40,870
7.30% 11/15/39	100,000	132,285

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
International Paper (continued)
7.50% 8/15/21	80,000	$104,906
7.95% 6/15/18	300,000	386,525
9.375% 5/15/19	100,000	137,602
Plum Creek Timberlands 4.70% 3/15/21	100,000	109,104

		1,684,486

Personal Products–0.01%
Avon Products
5.00% 3/15/23	100,000	102,808
6.50% 3/1/19	100,000	113,547

		216,355

Pharmaceuticals–0.78%
Abbott Laboratories
5.125% 4/1/19	78,000	93,115
5.30% 5/27/40	50,000	61,512
6.00% 4/1/39	50,000	66,414
6.15% 11/30/37	50,000	67,375
AbbVie
#144A 1.20% 11/6/15	400,000	403,364
#144A 1.75% 11/6/17	750,000	759,956
#144A 2.90% 11/6/22	500,000	501,493
#144A 4.40% 11/6/42	300,000	303,725
Allergan
1.35% 3/15/18	50,000	50,239
5.75% 4/1/16	100,000	114,557
AstraZeneca
4.00% 9/18/42	150,000	146,068
5.90% 9/15/17	350,000	420,561
6.45% 9/15/37	250,000	324,714
Bristol-Myers Squibb
2.00% 8/1/22	100,000	95,025
5.45% 5/1/18	150,000	179,838
5.875% 11/15/36	195,000	245,490
6.125% 5/1/38	103,000	134,998
GlaxoSmithKline Capital
0.75% 5/8/15	250,000	251,245
2.80% 3/18/23	150,000	151,249
2.85% 5/8/22	750,000	766,683
5.375% 4/15/34	100,000	117,775
6.375% 5/15/38	250,000	335,534
Hospira
5.90% 6/15/14	300,000	317,073
6.05% 3/30/17	25,000	28,474
6.40% 5/15/15	15,000	16,518
Johnson & Johnson
2.15% 5/15/16	400,000	419,000
2.95% 9/1/20	100,000	107,340
3.55% 5/15/21	100,000	111,051
4.85% 5/15/41	100,000	118,912
5.15% 7/15/18	250,000	300,687

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
5.85% 7/15/38	100,000	$132,622
Lilly (Eli)
5.20% 3/15/17	140,000	162,422
5.50% 3/15/27	100,000	127,090
5.95% 11/15/37	100,000	129,147
Merck
1.10% 1/31/18	150,000	150,846
2.25% 1/15/16	100,000	104,493
3.60% 9/15/42	100,000	95,194
3.875% 1/15/21	100,000	112,193
4.00% 6/30/15	200,000	215,488
4.75% 3/1/15	150,000	162,377
5.00% 6/30/19	100,000	119,396
5.85% 6/30/39	100,000	129,787
6.00% 9/15/17	50,000	60,660
6.40% 3/1/28	50,000	67,824
6.50% 12/1/33	200,000	279,478
6.55% 9/15/37	200,000	276,938
Novartis Capital
2.40% 9/21/22	250,000	249,074
2.90% 4/24/15	200,000	209,855
3.70% 9/21/42	150,000	145,410
4.40% 4/24/20	100,000	115,548
Novartis Securities Investment 5.125% 2/10/19	400,000	478,224
Pfizer
5.35% 3/15/15	200,000	218,508
6.20% 3/15/19	400,000	502,737
7.20% 3/15/39	300,000	443,592
Sanofi-Aventis
2.625% 3/29/16	150,000	158,028
4.00% 3/29/21	200,000	222,921
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	175,820
3.65% 11/10/21	250,000	266,543
6.15% 2/1/36	100,000	127,505
Watson Pharmaceuticals
3.25% 10/1/22	250,000	253,926
5.00% 8/15/14	40,000	42,210
6.125% 8/15/19	45,000	54,633
Wyeth
5.50% 2/15/16	400,000	454,651
5.95% 4/1/37	200,000	256,344
6.00% 2/15/36	100,000	130,048
6.50% 2/1/34	100,000	134,499
Zoetis
#144A 1.15% 2/1/16	20,000	20,067
#144A 3.25% 2/1/23	163,000	165,635
#144A 4.70% 2/1/43	150,000	153,737

		14,315,455

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Professional Services–0.01%
Dun & Bradstreet 2.875% 11/15/15	55,000	$56,903
Equifax 4.45% 12/1/14	50,000	52,663

		109,566

Real Estate Investment Trusts–0.48%
American Tower
4.625% 4/1/15	250,000	266,717
4.70% 3/15/22	100,000	108,878
5.05% 9/1/20	100,000	111,183
5.90% 11/1/21	65,000	76,293
AvalonBay Communities 6.10% 3/15/20	100,000	121,314
BioMed Realty 3.85% 4/15/16	100,000	106,241
Boston Properties
3.70% 11/15/18	100,000	109,786
4.125% 5/15/21	250,000	271,831
5.00% 6/1/15	100,000	108,842
5.875% 10/15/19	100,000	120,494
Brandywine Operating Partnership 4.95% 4/15/18	100,000	110,373
BRE Properties 3.375% 1/15/23	250,000	248,774
Camden Property Trust 4.625% 6/15/21	100,000	112,540
Developers Diversified Realty 7.50% 4/1/17	200,000	237,958
Digital Realty Trust
4.50% 7/15/15	100,000	106,310
5.25% 3/15/21	100,000	111,069
Duke Realty
4.375% 6/15/22	100,000	106,562
6.75% 3/15/20	50,000	61,142
7.375% 2/15/15	100,000	110,829
Entertainment Properties Trust 5.75% 8/15/22	100,000	109,388
ERP Operating
4.75% 7/15/20	100,000	113,230
5.125% 3/15/16	100,000	111,407
6.584% 4/13/15	250,000	278,511
HCP
3.75% 2/1/16	55,000	58,746
3.75% 2/1/19	100,000	107,931
5.375% 2/1/21	200,000	232,699
Health Care REIT
3.625% 3/15/16	100,000	106,023
5.25% 1/15/22	100,000	113,016
6.125% 4/15/20	135,000	159,841
6.20% 6/1/16	50,000	57,013
Healthcare Realty Trust
5.75% 1/15/21	200,000	228,309
6.50% 1/17/17	100,000	115,191
Hospitality Properties Trust
5.625% 3/15/17	100,000	109,982
7.875% 8/15/14	100,000	105,582
Host Hotels & Resorts 4.75% 3/1/23	150,000	162,000

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kilroy Realty 4.80% 7/15/18	100,000	$111,695
Kimco Realty 6.875% 10/1/19	150,000	190,351
Liberty Property
4.125% 6/15/22	50,000	52,959
5.50% 12/15/16	100,000	113,149
6.625% 10/1/17	50,000	59,395
Mack-Cali Realty 7.75% 8/15/19	100,000	126,146
National Retail Properties 5.50% 7/15/21	100,000	115,535
Omega Healthcare Investors 6.75% 10/15/22	100,000	110,750
ProLogis
4.50% 8/15/17	100,000	110,050
6.25% 3/15/17	50,000	57,825
6.625% 5/15/18	100,000	120,386
6.875% 3/15/20	11,000	13,518
7.625% 8/15/14	50,000	54,068
Realty Income
5.75% 1/15/21	100,000	116,702
5.875% 3/15/35	50,000	56,112
Regency Centers 4.80% 4/15/21	100,000	111,374
Senior Housing Properties Trust 4.30% 1/15/16	100,000	104,696
Simon Property Group
3.375% 3/15/22	150,000	157,165
4.20% 2/1/15	180,000	189,953
5.25% 12/1/16	200,000	227,743
5.65% 2/1/20	100,000	120,814
6.75% 2/1/40	300,000	401,358
10.35% 4/1/19	200,000	288,975
UDR
4.25% 6/1/18	100,000	110,050
4.625% 1/10/22	100,000	110,050
Ventas Realty
2.70% 4/1/20	100,000	100,486
4.00% 4/30/19	200,000	218,553
4.75% 6/1/21	100,000	111,319
Vornado Realty 4.25% 4/1/15	100,000	105,747
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	102,077
Weingarten Realty Investors
3.375% 10/15/22	150,000	149,286

		8,794,292

Real Estate Management & Development–0.01%
Jones Lang LaSalle 4.40% 11/15/22	100,000	103,067

		103,067

Road & Rail–0.31%
Burlington Northern Santa Fe
3.00% 3/15/23	100,000	100,976

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Road & Rail (continued)
Burlington Northern Santa Fe (continued)
3.05% 3/15/22	150,000	$153,650
3.45% 9/15/21	200,000	212,727
4.10% 6/1/21	100,000	110,855
4.40% 3/15/42	100,000	99,917
4.45% 3/15/43	100,000	101,565
4.95% 9/15/41	100,000	108,034
5.05% 3/1/41	100,000	108,605
5.65% 5/1/17	150,000	175,962
6.15% 5/1/37	100,000	126,082
7.95% 8/15/30	100,000	138,943
Canadian National Railway
5.55% 3/1/19	200,000	243,000
5.85% 11/15/17	150,000	180,633
6.20% 6/1/36	100,000	134,768
6.25% 8/1/34	100,000	133,723
Canadian Pacific Railway
4.45% 3/15/23	100,000	110,543
7.125% 10/15/31	150,000	193,031
7.25% 5/15/19	65,000	82,833
Con-way 7.25% 1/15/18	100,000	117,921
CSX
3.70% 10/30/20	100,000	108,708
4.10% 3/15/44	100,000	94,872
4.40% 3/1/43	200,000	198,185
6.15% 5/1/37	120,000	146,803
6.22% 4/30/40	100,000	124,843
7.375% 2/1/19	100,000	127,653
Norfolk Southern
#144A 2.903% 2/15/23	121,000	121,394
3.00% 4/1/22	118,000	121,077
3.25% 12/1/21	100,000	104,620
4.837% 10/1/41	111,000	121,027
5.90% 6/15/19	100,000	122,566
6.00% 5/23/11	100,000	122,865
7.70% 5/15/17	240,000	301,151
Ryder System
2.50% 3/1/17	200,000	206,206
3.15% 3/2/15	115,000	119,383
5.85% 11/1/16	100,000	114,236
Union Pacific
4.00% 2/1/21	65,000	72,705
4.163% 7/15/22	190,000	214,358
4.75% 9/15/41	200,000	218,861
6.125% 2/15/20	200,000	250,001
6.15% 5/1/37	25,000	31,783

		5,677,065

Semiconductors & Semiconductor Equipment–0.13%
Analog Devices
3.00% 4/15/16	100,000	105,871
5.00% 7/1/14	50,000	52,742

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Applied Materials 5.85% 6/15/41	100,000	$119,540
#Broadcom 144A 2.50% 8/15/22	250,000	245,597
Intel
1.95% 10/1/16	200,000	207,355
2.70% 12/15/22	150,000	148,932
3.30% 10/1/21	254,000	266,998
4.00% 12/15/32	250,000	247,799
4.25% 12/15/42	250,000	245,226
4.80% 10/1/41	172,000	182,388
KLA-Tencor 6.90% 5/1/18	100,000	120,012
Maxim Integrated Products 3.375% 3/15/23	100,000	100,918
National Semiconductor 3.95% 4/15/15	100,000	106,863
Texas Instruments
1.65% 8/3/19	100,000	99,999
2.375% 5/16/16	100,000	104,751

		2,354,991

Software–0.25%
Adobe Systems
3.25% 2/1/15	100,000	104,397
4.75% 2/1/20	85,000	95,323
Autodesk 1.95% 12/15/17	100,000	99,153
BMC Software 4.25% 2/15/22	60,000	60,643
CA 5.375% 12/1/19	100,000	113,335
Intuit 5.75% 3/15/17	100,000	114,624
Microsoft
1.625% 9/25/15	300,000	308,518
2.95% 6/1/14	315,000	324,776
3.50% 11/15/42	150,000	139,138
4.20% 6/1/19	200,000	230,010
4.50% 10/1/40	100,000	108,380
5.20% 6/1/39	200,000	239,613
5.30% 2/8/41	100,000	121,996
Oracle
1.20% 10/15/17	200,000	200,440
2.50% 10/15/22	200,000	196,756
3.75% 7/8/14	200,000	208,383
3.875% 7/15/20	100,000	112,186
5.00% 7/8/19	250,000	297,508
5.25% 1/15/16	200,000	225,103
5.375% 7/15/40	150,000	176,415
5.75% 4/15/18	375,000	452,997
6.125% 7/8/39	150,000	194,094
6.50% 4/15/38	200,000	267,986
Symantec
3.95% 6/15/22	150,000	154,402
4.20% 9/15/20	100,000	106,964

		4,653,140

Specialty Retail–0.18%
Advance Auto Parts 4.50% 1/15/22	100,000	102,971

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Specialty Retail (continued)
AutoZone
2.875% 1/15/23	100,000	$96,513
4.00% 11/15/20	75,000	80,367
5.75% 1/15/15	200,000	217,190
Gap 5.95% 4/12/21	150,000	171,746
Home Depot
4.40% 4/1/21	100,000	115,619
5.40% 3/1/16	250,000	283,264
5.40% 9/15/40	100,000	118,799
5.875% 12/16/36	350,000	436,529
5.95% 4/1/41	100,000	127,578
Lowe’s
1.625% 4/15/17	150,000	153,329
3.12% 4/15/22	100,000	103,790
4.625% 4/15/20	150,000	173,540
4.65% 4/15/42	100,000	104,456
5.40% 10/15/16	200,000	230,860
5.80% 10/15/36	200,000	240,286
5.80% 4/15/40	20,000	24,131
6.65% 9/15/37	100,000	130,876
O’Reilly Automotive
3.80% 9/1/22	100,000	103,894
4.875% 1/14/21	45,000	49,996
#QVC 144A 4.375% 3/15/23	100,000	101,296
TJX
4.20% 8/15/15	50,000	54,197
6.95% 4/15/19	55,000	70,113

		3,291,340

Textiles, Apparel & Luxury Goods–0.01%
VF 6.00% 10/15/33	150,000	177,595

		177,595

Thrift & Mortgage Finance–0.02%
People’s United Financial 3.65% 12/6/22	150,000	153,196
Santander Holdings USA
3.00% 9/24/15	40,000	41,038
4.625% 4/19/16	100,000	107,014

		301,248

Tobacco–0.22%
Altria Group
2.85% 8/9/22	200,000	197,019
4.125% 9/11/15	100,000	107,961
4.75% 5/5/21	200,000	226,749
9.70% 11/10/18	119,000	165,799
9.95% 11/10/38	350,000	579,802
10.20% 2/6/39	300,000	506,482
Lorillard Tobacco
2.30% 8/21/17	100,000	100,916
3.50% 8/4/16	45,000	47,647
8.125% 6/23/19	100,000	127,385

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Tobacco (continued)
Lorillard Tobacco (continued)
8.125% 5/1/40	100,000	$130,637
Philip Morris International
2.50% 5/16/16	250,000	263,313
2.90% 11/15/21	250,000	258,412
4.375% 11/15/41	200,000	202,283
4.50% 3/26/20	100,000	115,268
4.50% 3/20/42	100,000	103,209
5.65% 5/16/18	300,000	360,633
6.375% 5/16/38	150,000	195,167
Reynolds American 7.625% 6/1/16	295,000	351,592

		4,040,274

Trading Companies & Distributors–0.01%
GATX
3.90% 3/30/23	101,000	101,965
8.75% 5/15/14	100,000	108,382

		210,347

Wireless Telecommunication Services–0.24%
Alltel 7.875% 7/1/32	100,000	147,229
America Movil
2.375% 9/8/16	200,000	206,734
3.125% 7/16/22	200,000	196,630
3.625% 3/30/15	200,000	210,662
4.375% 7/16/42	200,000	185,333
5.00% 3/30/20	200,000	225,939
6.125% 11/15/37	150,000	174,999
6.125% 3/30/40	250,000	293,505
6.375% 3/1/35	25,000	30,056
Cellco Partnership 8.50% 11/15/18	300,000	399,708
Rogers Communications
6.80% 8/15/18	150,000	188,900
7.50% 8/15/38	25,000	34,584
Vodafone Group
0.90% 2/19/16	100,000	99,833
1.50% 2/19/18	250,000	249,648
2.50% 9/26/22	200,000	193,183
2.95% 2/19/23	225,000	224,728
4.15% 6/10/14	100,000	104,127
4.375% 2/19/43	150,000	143,719
5.00% 9/15/15	300,000	329,961
5.45% 6/10/19	200,000	238,287
5.625% 2/27/17	300,000	347,939
6.15% 2/27/37	200,000	237,974

		4,463,678

Total Corporate Bonds (Cost $381,209,377)		413,224,300

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–0.95%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	$60,445
7.834% 2/15/41	55,000	76,767
8.084% 2/15/50	100,000	148,823
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	273,264
Series S1 6.793% 4/1/30	100,000	128,270
Series S1 6.918% 4/1/40	100,000	136,493
Series S1 7.043% 4/1/50	100,000	143,669
California State
3.95% 11/1/15	100,000	108,422
4.85% 10/1/14	100,000	105,697
6.20% 10/1/19	100,000	122,658
California State Taxable Build America Bonds
5.75% 3/1/17	100,000	117,668
6.65% 3/1/22	200,000	252,376
7.30% 10/1/39	100,000	138,808
7.60% 11/1/40	80,000	117,119
7.625% 3/1/40	85,000	123,012
7.95% 3/1/36	100,000	125,219
California State Various Purposes
5.95% 4/1/16	35,000	40,199
7.50% 4/1/34	325,000	452,673
7.55% 4/1/39	600,000	866,802
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	62,299
Chicago, Illinois Board of Education 6.319% 11/1/29	100,000	116,473
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	122,774
Series B 6.899% 12/1/40	40,000	49,110
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	120,968
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	57,678
Series C 6.82% 7/1/45	75,000	105,362
Commonwealth of Massachusetts Consolidated Loan Taxable Build Americia Bonds 5.456% 12/1/39	100,000	123,504
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	117,628
Series E 4.20% 12/1/21	100,000	113,670
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	124,514

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Connecticut State Taxable Build America Bonds (continued)
Series D 5.09% 10/1/30	200,000	$231,512
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	264,266
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	123,932
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	113,763
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	130,211
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	116,992
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	192,609
Illinois State
4.961% 3/1/16	100,000	109,581
5.665% 3/1/18	250,000	285,853
Illinois State Taxable 4.421% 1/1/15	100,000	105,240
Illinois State Taxable Pension
4.35% 6/1/18	500,000	531,325
4.95% 6/1/23	100,000	104,741
5.10% 6/1/33	800,000	788,600
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	122,839
Los Angeles, California Community College District
6.60% 8/1/42	100,000	137,005
6.75% 8/1/49	100,000	141,164
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	130,012
7.618% 8/1/40	100,000	134,138
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	32,270
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	31,798
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	425,978
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	81,628
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	62,911

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	$117,618
6.668% 11/15/39	130,000	169,222
Series E 6.814% 11/15/40	100,000	131,749
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	118,665
Municipal Electric Authority, Georgia Taxable Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.637% 4/1/57	150,000	177,495
7.055% 4/1/57	100,000	113,237
^New Jersey Economic Development Authority Series B 0.589% 2/15/22 (AGM)	200,000	144,496
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	132,828
Series C 5.754% 12/15/28	100,000	121,498
Series C 6.104% 12/15/28	200,000	234,138
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	494,288
Series F 7.414% 1/1/40	90,000	131,351
New York City, New York 5.517% 10/1/37	85,000	102,581
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	83,929
5.75% 6/15/41	100,000	129,222
5.79% 6/15/41	200,000	231,534
5.952% 6/15/42	100,000	132,818
6.011% 6/15/42	35,000	46,873
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	116,373
Series F-1 6.271% 12/1/37	100,000	130,961
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	248,206
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	79,888
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	121,170
5.60% 3/15/40	100,000	124,388
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	61,387

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	$114,623
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	96,808
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	117,701
Pennsylvania State Taxable Series B 2nd 5.35% 5/1/30	100,000	114,403
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	241,768
Series B 5.511% 12/1/45	150,000	179,712
Series B 6.105% 12/1/39	100,000	125,529
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	104,091
Port Authority of New York & New Jersey Taxable
(160th) 5.647% 11/1/40	250,000	309,080
(174th) 4.458% 10/1/62	250,000	249,903
Port of Seattle, Washington Taxable Series B1 7.00% 5/1/36	100,000	118,468
Puerto Rico Commonwealth Government Development Bank Taxable (Senior Notes)
Series A 4.375% 2/1/19	200,000	192,298
Series B 4.704% 5/1/16	200,000	202,472
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	191,771
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	69,313
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	268,298
5.985% 2/1/39	50,000	65,101
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	131,938
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	132,837
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40	100,000	124,820
Series B 6.00% 11/1/40	100,000	125,005
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	244,590
University of California Taxable Series AD 4.858% 5/15/11	250,000	257,225

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	$121,694
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	132,196
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	103,683
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	70,526
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	107,234
Series D 4.554% 7/1/24	60,000	70,493
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	120,083
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	61,459
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	62,068
Series F 5.09% 8/1/33	100,000	119,667

Total Municipal Bonds (Cost $14,740,645)		17,493,504

NON-AGENCY ASSET-BACKED SECURITIES–0.31%
Ally Auto Receivables Trust Series 2012-4 A3 0.59% 1/17/17	1,000,000	1,001,232
AmeriCredit Automobile Receivables Trust Series 2011-5 A3 1.55% 7/8/16	400,000	404,106
CenterPoint Energy Restoration Bond Series 2009-1 A2 3.46% 8/15/19	100,000	109,158
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	26,868
Series 2005-A2 A2 4.85% 3/10/17	800,000	867,444
Series 2005-A9 A9 5.10% 11/20/17	200,000	223,472
Series 2006-A3 A3 5.30% 3/15/18	250,000	283,738
Series 2007-A3 A3 6.15% 6/15/39	750,000	962,381
Series 2008-A1 A1 5.35% 2/7/20	150,000	179,138
Series 2009-A4 A4 4.90% 6/23/16	200,000	210,978
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	750,000	897,763
Ford Credit Auto Owner Trust Series 2011-A A4 1.65% 5/15/16	275,000	278,530
Hyundai Auto Receivables Trust Series 2012-B A4 0.81% 3/15/18	250,000	250,839

Total Non-Agency Asset-Backed Securities (Cost $5,601,239)		5,695,647

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS–0.43%
Canada–0.42%
British Columbia Province
1.20% 4/25/17	200,000	$203,604
2.00% 10/23/22	150,000	146,617
2.10% 5/18/16	200,000	209,459
2.85% 6/15/15	100,000	105,317
6.50% 1/15/26	100,000	139,146
7.25% 9/1/36	100,000	162,828
Manitoba Province
1.30% 4/3/17	250,000	254,898
1.375% 4/28/14	100,000	101,185
2.10% 9/6/22	63,000	62,235
4.90% 12/6/16	150,000	172,825
New Brunswick Province 2.75% 6/15/18	200,000	215,266
Nova Scotia Province
2.375% 7/21/15	200,000	208,477
5.125% 1/26/17	50,000	57,981
Ontario Province
0.95% 5/26/15	500,000	504,899
1.20% 2/14/18	100,000	100,261
1.875% 9/15/15	200,000	206,933
2.30% 5/10/16	300,000	314,786
2.45% 6/29/22	150,000	150,694
2.70% 6/16/15	300,000	314,502
2.95% 2/5/15	200,000	209,219
3.00% 7/16/18	200,000	217,347
3.15% 12/15/17	250,000	273,534
4.00% 10/7/19	200,000	228,496
4.10% 6/16/14	1,000,000	1,045,206
4.40% 4/14/20	400,000	467,785
Quebec Province
2.625% 2/13/23	250,000	251,669
3.50% 7/29/20	300,000	332,791
4.625% 5/14/18	200,000	233,470
4.875% 5/5/14	100,000	104,994
5.00% 3/1/16	300,000	337,942
7.50% 9/15/29	175,000	261,864
Saskatchewan Province 8.50% 7/15/22	100,000	148,232

		7,744,462

Italy–0.01%
Region of Lombardy 5.804% 10/25/32	100,000	94,731

		94,731

Total Regional Bonds (Cost $7,427,229)		7,839,193

ΔSOVEREIGN BONDS–1.37%
Brazil–0.27%
Republic of Brazil 4.875% 1/22/21	600,000	699,000

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Brazil (continued)
Republic of Brazil (continued)
5.625% 1/7/41	125,000	$146,875
6.00% 1/17/17	500,000	583,250
7.125% 1/20/37	600,000	835,500
8.00% 1/15/18	111,111	130,389
8.25% 1/20/34	150,000	228,750
8.75% 2/4/25	500,000	767,500
8.875% 10/14/19	200,000	281,500
8.875% 4/15/24	100,000	153,750
10.125% 5/15/27	425,000	733,763
10.50% 7/14/14	100,000	112,250
11.00% 8/17/40	300,000	369,000

		5,041,527

Canada–0.08%
Canada Government
0.875% 2/14/17	500,000	503,878
2.375% 9/10/14	300,000	309,251
Export Development Canada
1.50% 5/15/14	300,000	304,255
2.25% 5/28/15	300,000	312,315

		1,429,699

Chile–0.02%
Chile Government International Bond
2.25% 10/30/22	100,000	96,750
3.875% 8/5/20	250,000	277,125

		373,875

Colombia–0.10%
Republic of Colombia
6.125% 1/18/41	200,000	252,600
7.375% 3/18/19	700,000	904,750
7.375% 9/18/37	200,000	287,500
8.125% 5/21/24	250,000	361,125

		1,805,975

Israel–0.04%
Israel Government
4.00% 6/30/22	150,000	162,315
5.125% 3/26/19	175,000	204,142
5.50% 11/9/16	100,000	114,645
Israel Government AID Bond 5.50% 4/26/24	200,000	262,109

		743,211

Italy–0.11%
Republic of Italy
3.125% 1/26/15	300,000	304,124
4.50% 1/21/15	400,000	415,626
4.75% 1/25/16	200,000	210,579
5.25% 9/20/16	200,000	214,150
5.375% 6/12/17	200,000	217,084

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Italy (continued)
Republic of Italy (continued)
5.375% 6/15/33	200,000	$200,483
6.875% 9/27/23	350,000	406,924

		1,968,970

Japan–0.10%
Development Bank of Japan
5.125% 2/1/17	200,000	231,024
Japan Bank for International Cooperation
1.125% 7/19/17	250,000	251,463
2.25% 7/13/16	200,000	210,427
2.50% 1/21/16	200,000	210,826
2.50% 5/18/16	200,000	211,497
2.875% 2/2/15	300,000	313,129
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	115,281
5.00% 5/16/17	200,000	231,955

		1,775,602

Mexico–0.27%
Mexico Government International Bond
3.625% 3/15/22	868,000	924,420
4.75% 3/8/44	1,000,000	1,040,000
5.625% 1/15/17	250,000	288,750
5.75% 10/12/10	250,000	275,500
6.05% 1/11/40	475,000	590,188
6.625% 3/3/15	1,000,000	1,112,500
6.75% 9/27/34	500,000	667,500

		4,898,858

Panama–0.06%
Panama Government International Bond
5.20% 1/30/20	300,000	351,300
6.70% 1/26/36	200,000	267,500
7.125% 1/29/26	100,000	135,200
8.875% 9/30/27	100,000	155,100
9.375% 4/1/29	100,000	163,150

		1,072,250

Peru–0.07%
Republic of Peru
5.625% 11/18/50	100,000	120,100
6.55% 3/14/37	150,000	204,000
7.125% 3/30/19	225,000	289,913
7.35% 7/21/25	100,000	141,650
8.375% 5/3/16	100,000	122,300
8.75% 11/21/33	200,000	328,000

		1,205,963

Poland–0.08%
Republic of Poland 3.00% 3/17/23	250,000	242,750

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland (continued)
5.125% 4/21/21	700,000	$810,250
6.375% 7/15/19	280,000	344,694

		1,397,694

Republic of Korea–0.05%
Korea Finance
2.25% 8/7/17	250,000	255,041
3.25% 9/20/16	100,000	106,330
Republic of Korea
4.875% 9/22/14	50,000	53,036
5.125% 12/7/16	100,000	115,295
5.75% 4/16/14	200,000	210,303
7.125% 4/16/19	200,000	259,100

		999,105

South Africa–0.06%
South Africa Government International Bond
4.665% 1/17/24	250,000	268,750
5.875% 5/30/22	100,000	117,750
6.25% 3/8/41	100,000	121,750
6.875% 5/27/19	500,000	611,250

		1,119,500

Sweden–0.03%
Svensk Exportkredit
1.75% 10/20/15	55,000	56,581
3.25% 9/16/14	200,000	208,424
5.125% 3/1/17	250,000	289,661

		554,666

Uruguay–0.03%
Uruguay Government International Bond
7.625% 3/21/36	250,000	362,375
8.00% 11/18/22	200,000	279,800

		642,175

Total Sovereign Bonds (Cost $23,273,573)		25,029,070

SUPRANATIONAL BANKS–1.44%
African Development Bank
1.25% 9/2/16	350,000	358,139
2.50% 3/15/16	100,000	105,876
3.00% 5/27/14	100,000	103,059
Andina de Fomento
3.75% 1/15/16	200,000	212,567
4.375% 6/15/22	100,000	109,057
8.125% 6/4/19	140,000	181,696
Asian Development Bank
0.875% 6/10/14	105,000	105,693
1.125% 3/15/17	500,000	509,076
1.75% 3/21/19	350,000	361,221

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Asian Development Bank (continued)
2.50% 3/15/16	250,000	$264,858
2.625% 2/9/15	400,000	416,797
2.75% 5/21/14	250,000	257,025
4.25% 10/20/14	100,000	106,019
5.50% 6/27/16	200,000	231,575
5.593% 7/16/18	200,000	244,166
Council of Europe Development Bank
1.25% 9/22/16	200,000	203,613
1.50% 1/15/15	200,000	203,914
1.50% 2/22/17	100,000	102,557
1.50% 6/19/17	100,000	102,475
2.75% 2/10/15	100,000	104,303
European Bank for Reconstruction & Development
1.00% 2/16/17	250,000	253,448
1.00% 6/15/18	250,000	249,874
1.50% 3/16/20	250,000	250,737
2.50% 3/15/16	500,000	529,229
2.75% 4/20/15	200,000	209,737
European Investment Bank
0.875% 12/15/14	500,000	504,458
1.00% 3/15/18	1,000,000	994,917
1.125% 8/15/14	500,000	505,422
1.375% 10/20/15	500,000	511,421
1.50% 5/15/14	600,000	607,969
1.625% 9/1/15	700,000	719,536
1.625% 6/15/17	1,000,000	1,029,745
2.125% 7/15/16	200,000	209,687
2.25% 3/15/16	1,500,000	1,574,478
2.75% 3/23/15	1,000,000	1,046,005
2.875% 9/15/20	350,000	377,515
3.00% 4/8/14	200,000	205,500
3.125% 6/4/14	500,000	516,279
4.00% 2/16/21	400,000	463,233
4.875% 2/16/16	300,000	337,081
4.875% 1/17/17	400,000	460,685
4.875% 2/15/36	100,000	119,495
5.125% 5/30/17	500,000	586,279
FMS Wertmanagement 1.00% 11/21/17	250,000	250,258
Inter-American Development Bank
0.875% 3/15/18	500,000	498,768
1.125% 3/15/17	250,000	254,713
1.75% 8/24/18	500,000	519,233
3.00% 4/22/14	400,000	411,704
3.20% 8/7/42	100,000	93,672
3.875% 2/14/20	200,000	232,588
3.875% 10/28/41	100,000	107,287
4.25% 9/14/15	375,000	409,813
5.125% 9/13/16	500,000	578,035
International Bank for Reconstruction & Development
0.50% 4/15/16	500,000	500,514

	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
0.875% 4/17/17	449,000	$452,875
1.00% 9/15/16	750,000	762,380
1.125% 8/25/14	500,000	506,330
2.125% 3/15/16	500,000	525,168
2.375% 5/26/15	300,000	313,224
4.75% 2/15/35	50,000	61,583
5.00% 4/1/16	300,000	340,535
7.625% 1/19/23	100,000	149,790
International Finance
0.50% 5/16/16	150,000	150,097
1.00% 4/24/17	250,000	253,106
1.125% 11/23/16	300,000	305,998
2.125% 11/17/17	200,000	211,731
2.25% 4/11/16	300,000	316,201
2.75% 4/20/15	150,000	157,365
3.00% 4/22/14	405,000	416,771
Nordic Investment Bank
0.50% 4/14/16	375,000	374,869
1.00% 3/7/17	350,000	354,331
2.50% 7/15/15	200,000	209,437
2.625% 10/6/14	100,000	103,535
North American Development Bank
4.375% 2/11/20	100,000	111,136

Total Supranational Banks (Cost $25,581,251)		26,479,463

U.S. TREASURY OBLIGATIONS–36.52%
U.S. Treasury Bonds
2.75% 8/15/42	2,250,000	2,087,930
2.75% 11/15/42	1,500,000	1,390,547
3.00% 5/15/42	2,850,000	2,790,774
3.125% 11/15/41	4,000,000	4,024,376
3.125% 2/15/42	3,050,000	3,065,726
3.50% 2/15/39	2,650,000	2,881,875
3.75% 8/15/41	3,850,000	4,354,712
3.875% 8/15/40	5,750,000	6,652,031
4.25% 5/15/39	2,350,000	2,888,298
4.25% 11/15/40	4,000,000	4,918,752
4.375% 2/15/38	2,000,000	2,500,626
4.375% 11/15/39	4,000,000	5,013,124
4.375% 5/15/40	2,500,000	3,133,985
4.375% 5/15/41	2,750,000	3,450,392
4.50% 5/15/38	950,000	1,210,211
4.50% 8/15/39	3,350,000	4,278,054
4.625% 2/15/40	4,100,000	5,338,327
4.75% 2/15/37	700,000	921,594
4.75% 2/15/41	3,750,000	4,981,054
5.00% 5/15/37	600,000	817,125
5.25% 11/15/28	500,000	677,422
5.25% 2/15/29	1,200,000	1,628,063
5.50% 8/15/28	500,000	693,203

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
6.00% 2/15/26	750,000	$1,067,696
6.125% 11/15/27	800,000	1,167,750
6.125% 8/15/29	300,000	444,797
6.25% 8/15/23	1,600,000	2,264,750
6.375% 8/15/27	1,250,000	1,860,351
6.625% 2/15/27	750,000	1,133,789
6.75% 8/15/26	500,000	759,532
6.875% 8/15/25	1,000,000	1,515,938
7.50% 11/15/24	500,000	784,141
7.625% 2/15/25	500,000	794,141
U.S. Treasury Notes
0.125% 7/31/14	5,000,000	4,995,510
0.125% 12/31/14	10,000,000	9,984,380
0.25% 4/30/14	5,000,000	5,004,495
0.25% 5/31/14	5,000,000	5,004,300
0.25% 6/30/14	2,000,000	2,001,720
0.25% 9/15/14	6,000,000	6,003,984
0.25% 9/30/14	4,000,000	4,002,656
0.25% 10/31/14	5,000,000	5,002,930
0.25% 11/30/14	5,000,000	5,002,735
0.25% 12/15/14	3,000,000	3,001,641
0.25% 1/15/15	3,500,000	3,501,232
0.25% 2/15/15	3,000,000	3,000,351
0.25% 5/15/15	3,000,000	2,999,064
0.25% 7/15/15	3,000,000	2,998,125
0.25% 9/15/15	4,000,000	3,995,000
0.25% 10/15/15	3,500,000	3,494,806
0.375% 11/15/14	2,000,000	2,005,078
0.375% 3/15/15	3,000,000	3,007,617
0.375% 4/15/15	2,000,000	2,004,376
0.50% 8/15/14	3,000,000	3,012,540
0.50% 10/15/14	12,000,000	12,052,500
0.50% 7/31/17	9,000,000	8,950,077
0.625% 7/15/14	2,000,000	2,011,172
0.625% 5/31/17	2,350,000	2,353,304
0.625% 8/31/17	7,000,000	6,993,987
0.625% 9/30/17	2,500,000	2,495,508
0.625% 11/30/17	2,250,000	2,242,793
0.75% 6/15/14	3,500,000	3,523,926
0.75% 12/31/17	4,000,000	4,005,940
0.75% 2/28/18	2,500,000	2,499,805
0.875% 11/30/16	5,000,000	5,069,530
0.875% 12/31/16	3,500,000	3,547,852
0.875% 1/31/17	5,000,000	5,066,405
0.875% 2/28/17	3,500,000	3,545,392
0.875% 4/30/17	6,000,000	6,072,660
0.875% 7/31/19	500,000	493,633
1.00% 5/15/14	2,000,000	2,018,516
1.00% 9/30/16	6,000,000	6,112,968
1.00% 10/31/16	5,250,000	5,348,028
1.25% 4/15/14	5,000,000	5,056,250
1.25% 8/31/15	3,000,000	3,069,375

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.25% 9/30/15	3,000,000	$3,071,016
1.25% 10/31/15	2,000,000	2,047,970
1.25% 1/31/19	250,000	254,199
1.375% 9/30/18	2,000,000	2,054,062
1.375% 11/30/18	3,000,000	3,076,407
1.375% 12/31/18	3,500,000	3,586,408
1.375% 2/28/19	2,000,000	2,045,470
1.375% 1/31/20	2,000,000	2,023,126
1.50% 6/30/16	3,000,000	3,105,705
1.50% 7/31/16	5,000,000	5,177,345
1.50% 8/31/18	3,000,000	3,101,955
1.625% 8/15/22	4,500,000	4,442,697
1.625% 11/15/22	4,750,000	4,666,505
1.75% 7/31/15	6,500,000	6,721,917
1.75% 5/31/16	5,000,000	5,213,280
1.75% 10/31/18	2,000,000	2,093,594
1.75% 5/15/22	7,000,000	7,021,329
1.875% 4/30/14	3,800,000	3,869,916
1.875% 6/30/15	7,000,000	7,251,020
1.875% 8/31/17	3,000,000	3,161,718
1.875% 9/30/17	2,000,000	2,107,656
1.875% 10/31/17	2,000,000	2,107,812
2.00% 1/31/16	4,500,000	4,709,885
2.00% 4/30/16	3,500,000	3,673,635
2.00% 11/15/21	4,700,000	4,847,608
2.00% 2/15/22	8,000,000	8,225,624
2.00% 2/15/23	2,000,000	2,025,626
2.125% 11/30/14	8,000,000	8,251,880
2.125% 5/31/15	7,000,000	7,279,454
2.125% 12/31/15	5,000,000	5,244,925
2.125% 2/29/16	4,000,000	4,205,624
2.125% 8/15/21	7,500,000	7,838,670
2.25% 5/31/14	2,000,000	2,048,126
2.25% 1/31/15	4,500,000	4,666,464
2.25% 3/31/16	3,000,000	3,169,218
2.25% 11/30/17	2,500,000	2,679,103
2.25% 7/31/18	3,000,000	3,221,250
2.375% 8/31/14	3,700,000	3,813,457
2.375% 9/30/14	3,000,000	3,097,266
2.375% 10/31/14	16,300,000	16,853,956
2.375% 2/28/15	10,000,000	10,406,640
2.375% 3/31/16	2,000,000	2,119,688
2.375% 7/31/17	2,000,000	2,149,532
2.375% 5/31/18	4,000,000	4,319,376
2.375% 6/30/18	3,000,000	3,239,532
2.50% 3/31/15	5,250,000	5,485,841
2.50% 4/30/15	7,500,000	7,848,045
2.50% 6/30/17	1,900,000	2,051,109
2.625% 6/30/14	3,000,000	3,090,939
2.625% 7/31/14	5,400,000	5,575,289
2.625% 12/31/14	4,000,000	4,167,032
2.625% 2/29/16	2,000,000	2,131,562

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.625% 4/30/16	1,000,000	$1,068,516
2.625% 1/31/18	2,000,000	2,181,094
2.625% 4/30/18	3,000,000	3,276,093
2.625% 8/15/20	6,000,000	6,554,532
2.625% 11/15/20	6,500,000	7,090,590
2.75% 11/30/16	2,500,000	2,704,493
2.75% 5/31/17	3,000,000	3,266,955
2.75% 12/31/17	2,000,000	2,191,562
2.75% 2/28/18	2,500,000	2,743,360
2.75% 2/15/19	5,000,000	5,513,280
2.875% 3/31/18	3,000,000	3,311,718
3.00% 8/31/16	2,000,000	2,172,812
3.00% 9/30/16	2,000,000	2,175,938
3.00% 2/28/17	2,000,000	2,190,312
3.125% 10/31/16	2,500,000	2,735,548
3.125% 1/31/17	3,500,000	3,845,352
3.125% 4/30/17	2,500,000	2,756,838
3.125% 5/15/19	4,000,000	4,506,876
3.125% 5/15/21	3,500,000	3,941,602
3.25% 5/31/16	1,700,000	1,852,735
3.25% 6/30/16	1,500,000	1,637,345
3.25% 7/31/16	1,850,000	2,023,582
3.25% 12/31/16	2,500,000	2,754,883
3.25% 3/31/17	2,500,000	2,766,213
3.375% 11/15/19	6,500,000	7,441,486
3.50% 2/15/18	4,100,000	4,642,610
3.50% 5/15/20	4,000,000	4,619,376
3.625% 8/15/19	5,500,000	6,370,546
3.625% 2/15/20	6,000,000	6,972,186
3.625% 2/15/21	6,500,000	7,573,514
3.75% 11/15/18	3,630,000	4,202,291
3.875% 5/15/18	4,850,000	5,604,025
4.00% 2/15/15	4,800,000	5,136,749
4.00% 8/15/18	5,550,000	6,480,058
4.125% 5/15/15	6,250,000	6,758,788
4.25% 8/15/14	1,200,000	1,266,703
4.25% 11/15/14	2,000,000	2,130,470
4.25% 8/15/15	2,500,000	2,734,180
4.25% 11/15/17	2,500,000	2,906,055
4.50% 11/15/15	2,000,000	2,217,970
4.50% 2/15/16	3,000,000	3,356,484
4.50% 5/15/17	1,350,000	1,565,367

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.625% 11/15/16	1,600,000	$1,837,250
4.625% 2/15/17	1,700,000	1,966,688
4.75% 5/15/14	2,000,000	2,102,422
4.75% 8/15/17	2,500,000	2,945,703
4.875% 8/15/16	1,000,000	1,148,594
5.125% 5/15/16	1,500,000	1,719,728
7.125% 2/15/23	500,000	743,985
7.25% 5/15/16	1,000,000	1,212,344
7.25% 8/15/22	500,000	742,735
7.50% 11/15/16	800,000	1,001,000
7.625% 11/15/22	500,000	763,555
7.875% 2/15/21	750,000	1,115,156
8.00% 11/15/21	1,700,000	2,590,640
8.125% 8/15/19	500,000	719,414
8.125% 5/15/21	500,000	758,047
8.125% 8/15/21	700,000	1,068,047
8.50% 2/15/20	150,000	223,184
8.75% 5/15/17	1,000,000	1,333,203
8.75% 5/15/20	900,000	1,365,328
8.75% 8/15/20	800,000	1,223,625
8.875% 8/15/17	750,000	1,017,305
8.875% 2/15/19	750,000	1,091,777
9.125% 5/15/18	250,000	354,981
9.25% 2/15/16	200,000	250,906
9.875% 11/15/15	500,000	624,493
10.625% 8/15/15	500,000	622,149
11.25% 2/15/15	750,000	904,160

Total U.S. Treasury Obligations (Cost $637,298,511)		669,368,216

	Number of Shares
MONEY MARKET MUTUAL FUND–3.68%
Dreyfus Treasury & Agency Cash Management Fund	67,396,492	67,396,492

Total Money Market Mutual Fund (Cost $67,396,492)		67,396,492

TOTAL VALUE OF SECURITIES–102.81% (Cost $1,790,473,196)	1,884,307,415
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.81%)	(51,504,997)

NET ASSETS APPLICABLE TO 158,793,312 SHARES OUTSTANDING–100.00%	$1,832,802,418

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $6,896,496, which represents 0.38% of the Fund’s net assets. See Note 3 in “Notes.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

^	Zero coupon security. The rate shown is the yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

NCUA–National Credit Union Administration

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Bond Index Fund (Fund).

Security Valuation–U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$1,790,635,329

Aggregate unrealized appreciation	$95,943,981
Aggregate unrealized depreciation	(2,271,895)

Net unrealized appreciation	$93,672,086

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$657,477,177	$657,477,177
Corporate Debt	—	413,224,300	413,224,300
Foreign Debt	—	59,347,726	59,347,726
Municipal Bonds	—	17,493,504	17,493,504
U.S. Treasury Obligations	—	669,368,216	669,368,216
Money Market Mutual Fund	67,396,492	—	67,396,492

Total	$67,396,492	$1,816,910,923	$1,884,307,415

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund

Notes (continued)

3. Credit and Market Risk (continued)

adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of March 31, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Bond Index Fund–47

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

March 31, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–92.87%
Australia–5.92%
Bendigo & Adelaide Bank	14,313	$153,036
GPT Group	1,055,321	4,076,156
Iluka Resources	424,435	4,131,570
Incitec Pivot	1,269,145	4,082,837
Leighton Holdings	189,999	4,062,975
Metcash	947,215	4,082,642
Mirvac Group	2,397,274	4,043,198
Sonic Healthcare	282,442	4,096,121
Tatts Group	1,244,738	4,107,992
Wesfarmers	2,230	93,330
Westfield Retail Trust	1,269,145	3,990,346

		36,920,203

Austria–1.30%
OMV	94,479	4,017,755
Voestalpine	132,905	4,081,076

		8,098,831

Belgium–1.38%
Belgacom	161,595	4,017,491
Delhaize Group	75,466	4,116,604
Groupe Bruxelles Lambert	6,277	479,954

		8,614,049

Canada–3.93%
Barrick Gold	141,200	4,147,667
Canadian Tire Class A	57,606	4,157,204
Magna International	70,400	4,137,997
Penn West Petroleum	368,568	3,961,965
Sun Life Financial	149,604	4,082,318
Teck Resources Class B	142,700	4,017,542

		24,504,693

Denmark–1.31%
A.P. Moller-Maersk Class B	514	4,012,000
TDC	540,557	4,153,305

		8,165,305

Finland–2.59%
Metso	94,044	4,001,065
Nokian Renkaat	89,777	3,993,298
Stora Enso Class R	626,400	4,042,857
UPM-Kymmene	366,487	4,089,447

		16,126,667

France–12.68%
AXA	230,707	3,965,763
BNP Paribas	78,445	4,026,211
Bouygues	145,383	3,943,361
Cap Gemini	86,645	3,942,839
Casino Guichard Perrachon	38,843	4,081,858
Cie de Saint-Gobain	107,011	3,967,016
Electricite de France	206,890	3,967,421
France Telecom	388,522	3,929,432

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
GDF Suez	208,938	$4,022,764
Lagardere	108,422	3,992,222
Michelin Class B	47,487	3,971,847
Natixis	1,037,161	3,937,934
Renault	62,901	3,940,774
Rexel	97,220	2,121,680
Sanofi	40,388	4,103,916
SCOR SE	21,217	609,213
Total	83,991	4,021,784
Unibail-Rodamco	17,312	4,032,175
Vallourec	83,120	3,995,526
Vinci	88,535	3,988,556
Wendel	42,663	4,515,006

		79,077,298

Germany–6.77%
Allianz	29,238	3,970,871
Bayerische Motoren Werke	45,358	3,913,548
Daimler	71,818	3,907,483
Deutsche Bank	101,213	3,946,039
Deutsche Post	175,330	4,039,823
Deutsche Telekom	379,397	4,010,278
E.ON	233,859	4,082,897
Metro	142,153	4,041,613
Muenchener Rueckversicherungs	21,409	4,003,952
RWE	109,038	4,063,823
Suedzucker	16,640	702,823
Volkswagen	8,067	1,517,495

		42,200,645

■Hong Kong–3.91%
Cheung Kong Holdings	279,000	4,118,930
Hutchison Whampoa	392,000	4,085,359
Li & Fung	2,886,000	3,978,100
MTR	1,014,500	4,031,836
Sun Hung Kai Properties	300,000	4,042,486
Swire Pacific Class A	325,000	4,142,807

		24,399,518

Israel–0.45%
Teva Pharmaceutical Industries	70,900	2,791,055

		2,791,055

Italy–3.23%
Atlantia	255,359	4,032,729
Enel	1,234,003	4,027,280
ENI	177,691	3,992,864
Telecom Italia	5,629,247	3,975,933
Unione di Banche Italiane	1,118,887	4,122,021

		20,150,827

Japan–17.35%
Aeon	332,700	4,297,920

LVIP SSgA Developed International 150 Fund–1

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Aozora Bank	1,313,000	$3,696,430
Asahi Glass	592,000	4,094,253
Canon	109,700	4,020,663
Daihatsu Motor	199,000	4,118,262
FUJIFILM Holdings	201,900	3,976,656
Fukuoka Financial Group	821,000	4,099,331
Hitachi	689,000	3,996,537
HOYA	213,300	4,001,783
Inpex	767	4,106,746
ITOCHU	319,200	3,896,322
JX Holdings	707,800	3,962,718
Konica Minolta Holdings	544,000	3,958,780
Marubeni	509,000	3,871,709
Mitsubishi	209,900	3,924,615
Mitsubishi Tanabe Pharma	262,700	4,018,783
Mitsui	277,600	3,886,931
MS&AD Insurance Group Holdings	181,100	4,007,557
NEC	1,516,000	4,026,347
Nissan Motor	413,900	3,988,179
OJI Paper	1,063,000	3,975,098
Ono Pharmaceutical	66,700	4,116,934
Otsuka Holdings	117,548	4,077,278
Ricoh	373,000	4,033,932
Sumitomo	308,400	3,875,887
Taisei	1,447,000	4,012,185
Yamada Denki	90,160	4,118,644

		108,160,480

Luxembourg–0.63%
ArcelorMittal	307,124	3,956,553

		3,956,553

Netherlands–3.14%
Aegon	664,244	3,994,204
Koninklijke Ahold	263,542	4,038,654
Koninklijke Boskalis Westminster	91,561	3,637,218
Koninklijke KPN	1,150,182	3,868,723
Royal Dutch Shell Class A	26	841
Royal Dutch Shell Class B	121,028	4,018,127

		19,557,767

Norway–1.23%
DNB	305,797	4,484,080
Norsk Hydro	729,853	3,153,825

		7,637,905

Portugal–0.64%
Energias de Portugal	1,287,175	3,963,217

		3,963,217

Singapore–1.96%
Golden Agri-Resources	8,636,000	4,037,628
Hutchison Port Holdings Trust	4,905,000	4,169,250

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Keppel	447,000	$4,035,629

		12,242,507

Spain–6.42%
Abertis Infraestructuras	127,428	2,141,434
ACS Actividades de Construccion y Servicios	174,364	4,068,972
†Banco de Sabadell	2,189,835	4,019,682
†Banco Popular Espanol	5,339,716	3,956,245
Banco Santander	598,799	4,023,605
CaixaBank	1,194,437	4,042,075
Enagas	75,942	1,768,295
Ferrovial	255,153	4,049,100
Gas Natural	226,986	4,018,185
Iberdrola	851,884	3,967,191
Repsol	196,552	3,993,410

		40,048,194

Sweden–0.77%
Boliden	253,876	4,086,794
Securitas Class B	74,580	702,138

		4,788,932

Switzerland–3.43%
Glencore International	752,822	4,073,340
†Lonza Group	10,498	681,071
†Swiss Life Holding	26,949	3,993,391
†Swiss Prime Site	5,702	461,505
†Swiss Re	49,927	4,059,362
†Xstrata	249,821	4,054,027
†Zurich Insurance Group	14,535	4,044,389

		21,367,085

United Kingdom–13.17%
Anglo American	154,771	3,979,022
AstraZeneca	82,506	4,136,377
BAE Systems	692,658	4,149,847
Barclays	935,523	4,138,640
BHP Billiton	138,603	4,032,996
BP	580,370	4,055,597
Carnival	119,414	4,180,461
Cobham	128,372	473,983
HSBC Holdings	384,656	4,105,871
Imperial Tobacco Group	118,571	4,141,941
Investec	517,081	3,606,265
J Sainsbury	713,441	4,103,084
Kingfisher	949,407	4,151,735
Marks & Spencer Group	681,243	4,036,947
Pearson	228,471	4,110,259
Rio Tinto	87,079	4,081,831
RSA Insurance Group	2,314,230	4,093,039
Segro	1,072,583	4,144,419
Smith & Nephew	354,696	4,095,966

LVIP SSgA Developed International 150 Fund–2

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Tesco	719,845	$4,173,274
WM Morrison Supermarkets	973,486	4,085,449

		82,077,003

United States–0.66%
Brookfield Office Properties	240,100	4,122,010

		4,122,010

Total Common Stock (Cost $585,114,940)		578,970,744

ΔPREFERRED STOCK–0.64%
Germany–0.64%
Volkswagen 2.13%	20,220	4,017,446

Total Preferred Stock (Cost $3,619,340)		4,017,446

	Number of Shares	Value (U.S. $)
RIGHT–0.01%
†CaixaBank	1,044,348	$70,683

Total Right (Cost $0)		70,683

MONEY MARKET MUTUAL FUND–3.89%
Dreyfus Treasury & Agency Cash Management Fund	24,260,298	24,260,298

Total Money Market Mutual Fund (Cost $24,260,298)		24,260,298

TOTAL VALUE OF SECURITIES–97.41% (Cost $612,994,578)	607,319,171
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.59%	16,137,530

NET ASSETS APPLICABLE TO 77,057,145 SHARES OUTSTANDING–100.00%	$623,456,701

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $907,700 cash pledged as collateral for futures contracts.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	AUD	(23,650,000)	USD	24,606,003	4/4/13	$(3,153)
MNB	CAD	3,455,233	USD	(3,400,000)	4/3/13	884
MNB	CHF	5,443,852	USD	(5,740,038)	4/4/13	(6,155)
MNB	EUR	4,257,615	USD	(5,460,000)	4/4/13	(2,126)
MNB	GBP	1,843,924	USD	(2,800,000)	4/4/13	1,644
MNB	HKD	45,150,000	USD	(5,814,478)	4/3/13	2,097
MNB	ILS	14,544,800	USD	(4,000,000)	4/2/13	(2,373)
MNB	JPY	200,500,000	USD	(2,129,388)	4/2/13	714
MNB	NZD	(6,150,000)	USD	5,136,751	4/4/13	(5,945)
MNB	SEK	(4,067,600)	USD	625,000	4/4/13	896
MNB	SGD	1,370,000	USD	(1,103,948)	4/2/13	413

						$(13,104)

LVIP SSgA Developed International 150 Fund–3

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
236	mini MSCI EAFE Index	$19,657,296	$19,578,560	6/22/13	$(78,736)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

AUD–Australian Dollar

CAD–Canadian Dollar

CHF–Swiss Franc

EUR–European Monetary Unit

GBP–British Pound Sterling

HKD–Hong Kong Dollar

ILS–Israeli Shekel

JPY–Japanese Yen

MNB–Mellon National Bank

NZD–New Zealand Dollar

SEK–Swedish Krona

SGD–Singapore Dollar

USD–United States Dollar

LVIP SSgA Developed International 150 Fund–4

LVIP SSgA Developed International 150 Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Developed International 150 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP SSgA Developed International 150 Fund–5

LVIP SSgA Developed International 150 Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$618,065,189

Aggregate unrealized appreciation	$31,335,861
Aggregate unrealized depreciation	(42,081,879)

Net unrealized depreciation	$(10,746,018)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $9,273,326 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$578,970,744	$—	$—	578,970,744
Money Market Mutual Fund	24,260,298	—	—	24,260,298
Other	4,017,446	—	70,683	4,088,129

Total	$607,248,488	$—	$70,683	$607,319,171

Foreign Currency Exchange Contracts	$—	$(13,104)	$—	$(13,104)

Futures Contracts	$(78,736)	$—	$—	$(78,736)

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between

LVIP SSgA Developed International 150 Fund–6

LVIP SSgA Developed International 150 Fund

Notes (continued)

3. Derivatives (continued)

the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund uses futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Developed International 150 Fund–7

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.13%
Brazil–4.12%
Banco do Brasil	364,026	$4,933,564
BRF-Brasil Foods	76,876	1,704,381
Cia Energetica de Minas Gerais ADR	268,820	3,185,517
Cia Siderurgica Nacional	525,700	2,375,766
Cia Siderurgica Nacional ADR	348,296	1,560,366
Cyrela Brazil Realty Empreendimentos e Participacoes	197,376	1,694,097
Tim Participacoes	337,788	1,481,402
Vale ADR	212,920	3,519,568

		20,454,661

Colombia–0.02%
Almacenes Exito	5,000	90,386

		90,386

Czech Republic–2.30%
CEZ	137,000	4,009,673
Komercni Banka	19,292	3,683,302
†Telefonica Czech Republic	248,212	3,740,308

		11,433,283

Egypt–0.12%
Commercial International Bank Egypt GDR	141,298	584,409

		584,409

■Hong Kong–23.73%
Agile Property Holdings	4,484,000	5,343,218
Agricultural Bank of China	9,790,000	4,691,603
Bank of China	12,830,100	5,950,153
†Bank of Communications	6,846,000	5,123,994
†China CITIC Bank	7,771,000	4,665,073
China Coal Energy	5,291,000	4,716,713
China Communications Construction	5,162,000	4,801,211
China Construction Bank	6,697,000	5,469,721
†China Minsheng Banking	3,552,500	4,526,119
China Mobile	470,500	4,982,267
†China Railway Construction	5,187,500	4,918,487
China Resources Enterprise	1,484,000	4,397,009
Citic Pacific	3,163,000	4,107,289
COSCO Pacific	3,428,378	4,946,549
†Country Garden Holdings	1,229,000	614,298
Dongfeng Motor Group	2,872,000	4,032,799
Evergrande Real Estate Group	10,688,000	4,309,594
†GOME Electrical Appliances Holding	17,578,000	1,924,793
†Guangzhou Automobile Group	5,226,000	4,423,137
Industrial & Commercial Bank of China	8,018,000	5,619,020
Jiangxi Copper	2,189,000	4,833,394
Kingboard Chemical Holdings	1,426,000	4,059,826
Shanghai Industrial Holdings	1,678,000	5,274,452
Sino-Ocean Land Holdings	9,793,041	5,904,172
Yanzhou Coal Mining	2,394,000	3,225,904

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
†Zoomlion Heavy Industry Science and Technology	4,103,400	$4,953,122

		117,813,917

India–5.58%
Bharat Heavy Electricals	1,030,772	3,360,903
Cipla	469,765	3,286,235
Dr Reddy’s Laboratories	104,970	3,415,852
GAIL India	643,509	3,772,621
Hindalco Industries	2,970,494	5,012,384
Sterlite Industries India	2,356,020	4,066,668
Tata Motors	965,479	4,786,933

		27,701,596

Indonesia–1.18%
Indofood Sukses Makmur	7,620,000	5,841,935

		5,841,935

Malaysia–5.16%
Genting Malaysia	2,654,000	3,143,515
IOI	2,971,700	4,469,299
Kuala Lumpur Kepong	645,500	4,320,694
†Malayan Banking	1,612,400	4,891,580
PPB Group	967,800	3,941,790
Tenaga Nasional	2,090,200	4,857,008

		25,623,886

Poland–2.66%
KGHM Polska Miedz	112,698	5,460,161
PGE	837,775	4,305,911
Tauron Polska Energia	2,628,254	3,453,769

		13,219,841

Republic of Korea–19.28%
BS Financial Group	440,392	5,972,409
DGB Financial Group	394,633	5,954,371
†Dongbu Insurance	94,510	4,027,608
Doosan Heavy Industries & Construction	122,500	4,939,871
E-Mart	24,550	4,839,708
Hana Financial Group	138,770	4,929,187
Hyundai Heavy Industries	18,299	3,517,016
Hyundai Marine & Fire Insurance	112,700	3,213,667
Hyundai Motor	25,175	5,053,359
Industrial Bank of Korea	426,590	4,884,882
Kangwon Land	150,530	4,157,204
KB Financial Group	144,430	4,799,459
Kia Motors	95,595	4,816,496
Korea Exchange Bank	677,759	4,492,260
KT&G	72,960	4,947,263
POSCO	15,442	4,535,075
Samsung SDI	37,965	4,790,633
Shinhan Financial Group	134,050	4,797,647

LVIP SSgA Emerging Markets 100 Fund–1

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
SK Holdings	39,716	$6,010,334
Woori Finance Holdings	451,070	5,063,924

		95,742,373

Russia–6.05%
Federal Hydrogenerating ADR	1,674,290	3,256,494
Gazprom ADR	412,773	3,529,209
LUKOIL ADR	85,122	5,481,857
Rostelecom ADR	200,200	4,780,776
Severstal GDR	371,987	3,305,104
Tatneft ADR	122,898	4,864,303
VTB Bank GDR	1,505,408	4,818,811

		30,036,554

South Africa–8.71%
African Bank Investments	1,441,509	4,751,409
†Aspen Pharmacare Holdings	98,996	2,057,472
Aveng	415,000	1,457,313
Exxaro Resources	274,259	4,873,633
Gold Fields	617,646	4,724,988
Harmony Gold Mining	554,929	3,569,473
Imperial Holdings	256,158	5,860,145
MMI Holdings	1,624,407	4,106,292
Netcare	1,133,802	2,446,615
Spar Group	378,665	4,683,891
Tiger Brands	147,614	4,722,594

		43,253,825

Taiwan–15.07%
Asia Cement	4,340,654	5,260,342
Catcher Technology	1,117,000	5,010,813
China Petrochemical Development	2,190,000	1,191,373
Chinatrust Financial Holding	5,755,000	3,429,380
Chunghwa Telecom	312,000	963,021
Compal Electronics	4,592,030	3,235,989
Far Eastern New Century	3,242,000	3,326,547
HTC	589,000	4,811,222
Lite-On Technology	2,581,000	4,190,636
Mega Financial Holding	3,723,000	3,009,958
Novatek Microelectronics	1,258,000	5,495,933
Pou Chen	5,900,000	6,300,756
Quanta Computer	1,339,000	2,949,556
Taishin Financial Holding	13,980,391	5,826,918

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taiwan Cement	4,383,051	$5,399,762
Unimicron Technology	2,256,000	2,318,610
United Microelectronics	10,519,000	3,908,838
Wistron	3,584,733	3,924,233
WPG Holdings	3,777,000	4,286,442

		74,840,329

Thailand–0.94%
Charoen Pokphand Foods	2,212,500	2,490,619
Charoen Pokphand Foods NVDR	1,916,400	2,157,298

		4,647,917

Turkey–0.21%
Haci Omer Sabanci Holding	180,078	1,064,667

		1,064,667

Total Common Stock (Cost $467,993,073)		472,349,579

PREFERRED STOCK–4.46%
Brazil–2.31%
Bradespar 6.76%	343,837	4,469,328
Oi 20.46%	685,144	2,092,483
Telefonica Brasil 4.86%	167,804	4,481,972
Vale 6.55%	24,900	412,155

		11,455,938

Russia–2.15%
=Surgutneftegas 10.49%	7,270,575	5,035,600
=Transneft 0.98%	2,653	5,670,337

		10,705,937

Total Preferred Stock (Cost $21,960,907)		22,161,875

MONEY MARKET MUTUAL FUND–4.93%
Dreyfus Treasury & Agency Cash Management Fund	24,483,163	24,483,163

Total Money Market Mutual Fund (Cost $24,483,163)		24,483,163

TOTAL VALUE OF SECURITIES–104.52% (Cost $514,437,143)	518,994,617
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.52%)	(22,440,175)

NET ASSETS APPLICABLE TO 50,111,883 SHARES OUTSTANDING–100.00%	$496,554,442

Δ Securities have been classified by country of origin.

■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

† Non-income producing for the period.

LVIP SSgA Emerging Markets 100 Fund–2

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

«	Includes $864,000 cash pledged as collateral for futures contracts.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $10,705,937, which represented 2.15% of the Fund’s net assets. See Note 1 in “Notes.”

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CZK	154,155,210	USD	(7,677,148)	4/3/13	$(10,233)
MNB	EGP	(30,015,499)	USD	4,401,293	4/1/13	(6,448)
MNB	HKD	70,390,000	USD	(9,067,546)	4/3/13	643
MNB	HUF	(338,000,000)	USD	1,420,884	4/2/13	(1,787)
MNB	HUF	(332,000,000)	USD	1,397,067	4/3/13	(184)
MNB	HUF	(1,585,000,000)	USD	6,668,472	4/4/13	(1,349)
MNB	KRW	12,219,290,727	USD	(11,000,440)	4/1/13	(28,579)
MNB	MYR	39,912,202	USD	(12,929,123)	4/2/13	(52,661)
MNB	PLN	(2,364,000)	USD	725,027	4/4/13	(382)
MNB	THB	(142,825,234)	USD	4,872,087	4/2/13	1,537
MNB	TRY	(11,030,000)	USD	6,091,576	4/1/13	(16)
MNB	ZAR	1,950,000	USD	(211,996)	4/5/13	(28)
MNB	ZAR	159,640,000	USD	(17,348,781)	4/8/13	(2,726)

						$(102,213)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
380 mini MSCI Emerging Markets Index	$19,748,826	$19,520,600	6/22/13	$(228,226)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

CZK–Czech Koruna

EGP–Egyptian Pound

GDR–Global Depositary Receipt

HKD–Hong Kong Dollar

HUF–Hungarian Forint

KRW–South Korean Won

MNB–Mellon National Bank

MYR–Malaysian Ringgit

NVDR–Non-Voting Depositary Receipt

PLN–Polish Zloty

THB–Thailand Baht

TRY–Turkish Lira

USD–United States Dollar

ZAR–South African Rand

LVIP SSgA Emerging Markets 100 Fund–3

LVIP SSgA Emerging Markets 100 Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Emerging Markets 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP SSgA Emerging Markets 100 Fund–4

LVIP SSgA Emerging Markets 100 Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$518,122,014

Aggregate unrealized appreciation	$34,258,926
Aggregate unrealized depreciation	(33,386,323)

Net unrealized appreciation	$872,603

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $13,252,755 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock	$472,349,579	$—	$472,349,579
Money Market Mutual Fund	24,483,163	—	24,483,163
Preferred Stock	11,455,938	10,705,937	22,161,875

Total	$508,288,680	$10,705,937	$518,994,617

Foreign Currency Exchange Contracts	$—	$(102,213)	$(102,213)

Futures Contracts	$(228,226)	$—	$(228,226)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market

LVIP SSgA Emerging Markets 100 Fund–5

LVIP SSgA Emerging Markets 100 Fund

Notes (continued)

2. Investments (continued)

on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund uses futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Emerging Markets 100 Fund–6

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.94%
Aerospace & Defense–2.91%
L-3 Communications Holdings	100,323	$8,118,137
Northrop Grumman	115,049	8,070,687
Raytheon	137,680	8,094,207

		24,283,031

Auto Components–0.96%
Johnson Controls	229,179	8,037,308

		8,037,308

Automobiles–1.92%
Ford Motor	608,313	7,999,316
†General Motors	286,596	7,973,101

		15,972,417

Beverages–1.94%
Dr Pepper Snapple Group	172,314	8,090,142
Molson Coors Brewing Class B	165,847	8,114,894

		16,205,036

Chemicals–1.95%
Air Products & Chemicals	93,207	8,120,194
Mosaic	137,047	8,169,372

		16,289,566

Commercial Banks–5.79%
BB&T	257,094	8,070,181
Fifth Third Bancorp	491,258	8,012,418
KeyCorp	800,986	7,977,821
PNC Financial Services Group	121,498	8,079,617
SunTrust Banks	281,776	8,117,967
Wells Fargo	217,466	8,044,067

		48,302,071

Commercial Services & Supplies–1.96%
Republic Services	246,987	8,150,571
Waste Management	208,231	8,164,738

		16,315,309

Communications Equipment–0.97%
Cisco Systems	386,073	8,072,786

		8,072,786

Computers & Peripherals–2.87%
Apple	17,789	7,873,945
Dell	560,802	8,036,293
Western Digital	160,388	8,064,309

		23,974,547

Consumer Finance–0.97%
SLM	396,543	8,121,201

		8,121,201

Diversified Financial Services–1.92%
CME Group	131,061	8,045,835

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
JPMorgan Chase	168,346	$7,989,701

		16,035,536

Diversified Telecommunication Services–0.96%
CenturyLink	228,983	8,044,173

		8,044,173

Electric Utilities–2.93%
Entergy	127,771	8,080,238
FirstEnergy	193,082	8,148,060
PPL	261,355	8,183,025

		24,411,323

Electrical Equipment–0.97%
Eaton.	132,399	8,109,439

		8,109,439

Electronic Equipment, Instruments & Components–0.98%
Corning	611,551	8,151,975

		8,151,975

Food & Staples Retailing–2.90%
Safeway	305,195	8,041,888
Sysco	229,703	8,078,655
Wal-Mart Stores	107,541	8,047,293

		24,167,836

Food Products–1.96%
Archer-Daniels-Midland	243,915	8,227,248
General Mills	164,827	8,127,619

		16,354,867

Health Care Equipment & Supplies–1.96%
Abbott Laboratories	232,358	8,206,885
Medtronic	172,870	8,117,975

		16,324,860

Health Care Providers & Services–7.74%
Aetna	158,088	8,081,459
Cardinal Health	192,805	8,024,544
CIGNA	128,629	8,022,591
Coventry Health Care	172,020	8,090,101
Humana	117,024	8,087,529
Quest Diagnostics	142,586	8,048,980
UnitedHealth Group	142,033	8,125,708
WellPoint	122,571	8,117,877

		64,598,789

Hotels, Restaurants & Leisure–1.97%
Carnival	239,129	8,202,125
Darden Restaurants	158,742	8,203,787

		16,405,912

Household Durables–2.88%
DR Horton	329,721	8,012,220

LVIP SSgA Large Cap 100 Fund–1

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Garmin	243,915	$8,058,952
Lennar Class A	192,436	7,982,245

		24,053,417

Household Products–0.96%
Procter & Gamble	104,359	8,041,905

		8,041,905

Independent Power Producers & Energy Traders–0.97%
NRG Energy	306,475	8,118,523

		8,118,523

Industrial Conglomerates–0.97%
General Electric	348,134	8,048,858

		8,048,858

Insurance–4.87%
AFLAC	154,920	8,058,938
CNA Financial	249,361	8,151,611
Everest Re Group	62,612	8,130,794
Principal Financial Group	239,414	8,147,258
Unum Group	286,494	8,093,456

		40,582,057

IT Services–0.98%
Fidelity National Information Services	206,096	8,165,524

		8,165,524

Machinery–2.91%
Caterpillar	92,542	8,048,378
Illinois Tool Works	132,660	8,084,300
Parker Hannifin	89,206	8,169,485

		24,302,163

Media–4.86%
Comcast Class A	192,620	8,091,966
Omnicom Group	137,140	8,077,546
Time Warner	142,008	8,182,501
Time Warner Cable	83,761	8,046,082
Virgin Media	165,898	8,124,025

		40,522,120

Metals & Mining–2.91%
Freeport-McMoRan Copper & Gold	241,064	7,979,218
Newmont Mining	192,667	8,070,821
Southern Copper	217,937	8,187,893

		24,237,932

Multiline Retail–2.88%
Kohl’s	172,573	7,960,792
Macy’s	192,713	8,063,112
Target	116,465	7,972,029

		23,995,933

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–1.96%
Consolidated Edison	133,786	$8,164,960
Public Service Enterprise Group	238,702	8,197,027

		16,361,987

Office Electronics–0.97%
Xerox	941,674	8,098,396

		8,098,396

Oil, Gas & Consumable Fuels–7.70%
Chevron	66,910	7,950,246
ConocoPhillips	133,188	8,004,599
Exxon Mobil	88,783	8,000,236
HollyFrontier	156,002	8,026,303
Marathon Oil	236,457	7,973,330
Murphy Oil	126,049	8,033,103
Occidental Petroleum	102,929	8,066,546
Valero Energy	178,908	8,138,525

		64,192,888

Pharmaceuticals–0.97%
Lilly (Eli)	142,662	8,101,775

		8,101,775

Real Estate Investment Trusts–1.95%
American Capital Agency	247,367	8,108,690
Annaly Capital Management	513,532	8,160,023

		16,268,713

Road & Rail–1.95%
CSX	330,262	8,134,353
Norfolk Southern	105,426	8,126,236

		16,260,589

Semiconductors & Semiconductor Equipment–3.90%
Analog Devices	175,779	8,171,966
Intel	368,388	8,049,278
KLA-Tencor	155,429	8,197,325
NVIDIA	635,723	8,149,969

		32,568,538

Software–2.91%
Activision Blizzard	555,379	8,091,872
CA	321,547	8,093,338
Microsoft	283,464	8,109,905

		24,295,115

Textiles, Apparel & Luxury Goods–0.97%
VF	48,457	8,128,662

		8,128,662

Thrift & Mortgage Finance–0.97%
New York Community Bancorp	561,585	8,058,745

		8,058,745

LVIP SSgA Large Cap 100 Fund–2

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.97%
Reynolds American	180,920	$8,049,131

		8,049,131

Total Common Stock (Cost $740,886,177)		808,630,953

MONEY MARKET MUTUAL FUND–2.58%
Dreyfus Treasury & Agency Cash Management Fund	21,545,246	21,545,246

Total Money Market Mutual Fund (Cost $21,545,246)		21,545,246

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–0.15%
U.S. Treasury Obligations–0.15%
U.S. Treasury Bills
^¥ 0.062% 6/6/13	720,000	$719,934
^¥ 0.07% 4/4/13	505,000	505,000

Total Short-Term Investments (Cost $1,224,915)		1,224,934

TOTAL VALUE OF SECURITIES–99.67% (Cost $763,656,338)	831,401,133
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	2,745,295

NET ASSETS APPLICABLE TO 64,226,948 SHARES OUTSTANDING–100.00%	$834,146,428

†	Non-income producing for the period.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
310	E-mini S&P 500 Index	$23,942,302	$24,221,850	6/22/13	$279,548

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP SSgA Large Cap 100 Fund–3

LVIP SSgA Large Cap 100 Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Large Cap 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government securities are valued at the mean between the bid and ask prices. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$764,237,777

Aggregate unrealized appreciation	$75,513,601
Aggregate unrealized depreciation	(8,350,245)

Net unrealized appreciation	$67,163,356

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP SSgA Large Cap 100 Fund–4

LVIP SSgA Large Cap 100 Fund

Notes (continued)

2. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock.	$808,630,953	$—	$808,630,953
Money Market Mutual Fund	21,545,246	—	21,545,246
Short-Term Investments	—	1,224,934	1,224,934

Total	$830,176,199	$1,224,934	$831,401,133

Futures Contracts	$279,548	$—	$279,548

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund uses futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Large Cap 100 Fund–5

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.58%
Aerospace & Defense–2.06%
AAR	47,240	$868,744
Alliant Techsystems	11,963	866,480
Curtiss-Wright	5,000	173,500
Exelis	78,991	860,212
National Presto Industries	10,769	866,905

		3,635,841

Airlines–0.22%
SkyWest	23,959	384,542

		384,542

Auto Components–2.20%
Cooper Tire & Rubber	32,468	833,129
†Exide Technologies	225,000	607,500
Lear	15,723	862,721
Standard Motor Products	26,500	734,580
Superior Industries International	45,644	852,630

		3,890,560

Biotechnology–0.49%
Spectrum Pharmaceuticals	115,947	864,965

		864,965

Capital Markets–6.97%
Apollo Investment	102,971	860,838
Ares Capital	49,382	893,808
Arlington Asset Investment Class A	33,920	875,475
BlackRock Kelso Capital	86,756	867,560
Fidus Investment	12,411	237,671
Fifth Street Finance	79,826	879,684
Golub Capital	53,732	887,109
Hercules Technology Growth Capital	1,475	18,069
Medallion Financial	12,827	169,573
Medley Capital	55,410	878,249
New Mountain Finance	60,808	889,015
PennantPark Investment	55,214	623,366
Prospect Capital	79,064	862,588
Solar Capital	36,635	860,556
TCP Capital	13,057	208,390
THL Credit	57,741	864,960
TICC Capital	88,532	880,008
Triangle Capital	19,689	551,087

		12,308,006

Chemicals–2.69%
Cabot	25,455	870,561
FutureFuel	70,609	857,899
Kronos Worldwide	34,744	543,744
Olin	34,364	866,660
Quaker Chemical	12,500	737,750
Sensient Technologies	22,236	869,205

		4,745,819

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks–1.38%
First Community Bancshares	54,000	$855,900
Renasant	35,000	783,300
Republic Bancorp Class A	2,804	63,483
WesBanco	31,000	742,450

		2,445,133

Commercial Services & Supplies–2.39%
ABM Industries	39,352	875,188
Ennis	54,593	822,717
Intersections	51,000	479,910
Kimball International Class B	6,565	59,479
NL Industries	55,999	696,068
Quad Graphics	16,040	383,998
Schawk	60,000	659,400
United Stationers	6,500	251,225

		4,227,985

Communications Equipment–1.45%
Black Box	11,477	250,313
Comtech Telecommunications	35,478	861,406
Harris	19,098	885,001
†Oplink Communications	35,000	574,000

		2,570,720

Computers & Peripherals–0.49%
Lexmark International Class A	32,554	859,426

		859,426

Construction & Engineering–0.95%
†Layne Christensen	23,000	491,740
†Tutor Perini	16,000	308,800
URS	18,403	872,486

		1,673,026

Distributor–0.49%
†VOXX International Class A	76,337	817,569
Weyco Group	2,016	49,412

		866,981

Diversified Consumer Services–1.09%
†Bridgepoint Education	29,066	297,345
DeVry	26,854	852,615
Stewart Enterprises Class A	84,500	785,005

		1,934,965

Diversified Telecommunication Services–0.61%
Frontier Communications	226,430	901,191
†Hawaiian Telcom Holdco	7,453	171,941

		1,073,132

Electric Utilities–2.15%
Empire District Electric	39,334	881,082
NV Energy	43,205	865,396
Pepco Holdings	40,954	876,416

LVIP SSgA Small-Mid Cap 200 Fund–1

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
UNS Energy	6,000	$293,640
Westar Energy	26,371	874,990

		3,791,524

Electrical Equipment–1.09%
Global Power Equipment Group	9,318	164,183
†GrafTech International	115,947	890,473
Preformed Line Products	12,546	877,844

		1,932,500

Electronic Equipment, Instruments & Components–6.62%
†Arrow Electronics	21,538	874,874
AVX	40,500	481,950
CTS	82,613	862,480
Electro Rent	46,958	870,601
Electro Scientific Industries	70,974	784,263
†Ingram Micro	43,974	865,408
Jabil Circuit	47,086	870,149
†Kemet	62,000	387,500
Littelfuse	5,500	373,175
Methode Electronics	66,331	854,343
Molex	29,796	872,427
†Multi-Fineline Electronix	12,122	187,042
PC Connection	88,517	1,447,253
†Power-One	90,000	373,500
†Sanmina	25,674	291,657
†Synnex	11,700	432,900
†Tech Data	18,972	865,313

		11,694,835

Energy Equipment & Services–3.54%
Bristow Group	13,016	858,275
Gulfmark Offshore	22,088	860,548
†Key Energy Services	106,130	857,530
Nabors Industries	53,558	868,711
Patterson-UTI Energy	35,995	858,121
†Superior Energy Services	33,267	863,944
†Tesco	17,086	228,782
Tidewater	17,040	860,520

		6,256,431

Food & Staples Retailing–1.31%
Ingles Markets Class A	43,306	930,213
Nash Finch	23,300	456,214
Spartan Stores	4,962	87,083
Weis Markets	20,516	835,001

		2,308,511

Food Products–0.48%
Fresh Del Monte Produce	31,696	855,158

		855,158

Health Care Equipment & Supplies–3.51%
Analogic	10,986	868,114

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Atrion	4,463	$856,851
Cantel Medical	8,341	250,730
CONMED	9,725	331,234
Cooper	8,104	874,260
DENTSPLY International	20,713	878,645
Hill-Rom Holdings	24,692	869,652
STERIS	21,030	875,058
West Pharmaceutical Services	6,000	389,640

		6,194,184

Health Care Providers & Services–6.18%
Almost Family	20,000	408,600
Assisted Living Concepts Class A	13,000	154,570
Chemed	10,874	869,703
Ensign Group	25,889	864,693
†LHC Group	8,561	183,976
†LifePoint Hospitals	17,834	864,236
†Magellan Health Services	18,156	863,681
National Healthcare	18,803	859,673
Omnicare	21,436	872,874
Owens & Minor	26,705	869,515
Patterson	22,974	873,931
†PharMerica	41,000	574,000
†Triple-S Management Class B	39,927	695,528
U.S. Physical Therapy	33,038	887,070
Universal American	27,120	225,910
Universal Health Services Class B	13,435	858,093

		10,926,053

Health Care Technology–0.50%
Quality Systems	48,134	879,890

		879,890

Hotels, Restaurants & Leisure–0.56%
Marcus	69,662	870,078
Speedway Motorsports	6,854	123,303

		993,381

Household Durables–1.28%
American Greetings Class A	33,000	531,300
CSS Industries	4,053	105,256
Harman International Industries	19,490	869,839
NACCO Industries Class A	14,062	750,348

		2,256,743

Insurance–4.26%
American National Insurance	10,080	875,650
Assurant	19,481	876,840
Baldwin & Lyons	2,365	56,263
EMC Insurance Group	1,667	43,892
Horace Mann Educators	41,585	867,047
Kansas City Life Insurance	24,277	949,959
Meadowbrook Insurance Group	30,500	215,025

LVIP SSgA Small-Mid Cap 200 Fund–2

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
PartnerRe	9,348	$870,392
Protective Life	24,175	865,465
Safety Insurance Group	3,679	180,823
Symetra Financial	64,309	862,390
Validus Holdings	23,296	870,572

		7,534,318

Internet Software & Services–1.62%
EarthLink	159,882	866,560
Keynote Systems	32,900	459,284
†Monster Worldwide	116,659	591,461
†RealNetworks	8,333	64,247
United Online	144,884	873,651

		2,855,203

IT Services–2.35%
Amdocs	24,141	875,111
Booz Allen Hamilton Holding	20,000	268,800
Convergys	21,200	361,036
DST Systems	12,246	872,772
ManTech International Class A	33,076	888,752
SAIC	64,937	879,896

		4,146,367

Machinery–5.60%
AGCO	16,877	879,629
Alamo Group	23,800	910,350
Ampco-Pittsburgh	37,800	714,798
Cascade	16,070	1,044,229
Douglas Dynamics	45,000	621,900
Foster (L.B.) Class A	22,000	974,380
FreightCar America	10,841	236,551
Hyster-Yale Materials Handling	8,000	456,720
Joy Global	14,416	858,040
†Kadant	4,742	118,550
Kaydon	17,500	447,650
Kennametal	22,224	867,625
Timken	15,404	871,558
Trinity Industries	19,494	883,663

		9,885,643

Marine–0.05%
†Genco Shipping & Trading	30,000	86,400

		86,400

Media–4.08%
Belo Class A	59,263	582,555
†Entercom Communications Class A	115,000	855,600
Gannett	39,550	864,959
Harte-Hanks	73,000	568,670
Interpublic Group	66,331	864,293
John Wiley & Sons Class A	22,519	877,340
Meredith	22,403	857,139

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Scholastic	32,664	$870,496
Valassis Communications	28,968	865,274

		7,206,326

Metals & Mining–1.59%
Commercial Metals	53,196	843,157
Kaiser Aluminum	4,043	261,380
Noranda Aluminum Holding	40,251	180,727
Olympic Steel	27,700	662,030
Reliance Steel & Aluminum	12,167	865,925

		2,813,219

Multiline Retail–0.47%
Fred’s Class A	61,345	839,200

		839,200

Multi-Utilities–0.50%
Integrys Energy Group	15,071	876,529

		876,529

Oil, Gas & Consumable Fuels–1.85%
Alon USA Energy	30,000	571,500
†Cloud Peak Energy	45,741	859,016
Energen	16,756	871,480
†Green Plains Renewable Energy	30,000	343,200
Penn Virginia	50,000	202,000
†Renewable Energy Group	31,917	245,442
Teekay Tankers Class A	58,724	167,363

		3,260,001

Paper & Forest Products–0.99%
Domtar	11,239	872,371
Schweitzer-Mauduit International	22,502	871,502

		1,743,873

Personal Products–0.18%
Inter Parfums	8,036	196,319
Nature’s Sunshine Products	8,112	123,627

		319,946

Professional Services–0.60%
CDI	2,406	41,383
†Dolan	65,000	155,350
Kelly Services Class A	46,329	865,426

		1,062,159

Real Estate Investment Trusts–9.10%
AG Mortgage Investment Trust	34,188	870,768
American Capital Mortgage
Investment	33,853	875,100
Anworth Mortgage Asset	136,861	866,330
Apollo Commercial Real Estate
Finance	49,739	874,909
Apollo Residential Mortgage	39,050	870,425

LVIP SSgA Small-Mid Cap 200 Fund–3

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
ARMOUR Residential REIT	134,311	$877,051
Capstead Mortgage	66,999	858,927
CreXus Investment	38,500	501,270
CYS Investments	73,489	862,761
Dynex Capital	81,064	865,764
Hatteras Financial	31,545	865,279
Invesco Mortgage Capital	40,287	861,739
MFA Financial	92,807	864,961
New York Mortgage Trust	117,682	887,322
PennyMac Mortgage Investment Trust	33,748	873,736
Resource Capital	131,253	867,582
Select Income REIT	33,396	883,324
Two Harbors Investment	62,317	785,825
Western Asset Mortgage Capital	37,186	864,203

		16,077,276

Road & Rail–0.49%
Ryder System	14,561	870,020

		870,020

Semiconductors & Semiconductor Equipment–2.74%
†Amkor Technology	166,240	664,960
Brooks Automation	85,218	867,519
Cohu	65,000	608,400
†Integrated Silicon Solution	55,000	504,350
IXYS	3,872	37,132
Marvell Technology Group	82,299	870,723
MKS Instruments	32,155	874,616
†Photronics	26,098	174,335
†Rubicon Technology	37,000	244,200

		4,846,235

Software–1.14%
Ebix	55,660	902,805
EPIQ Systems	16,475	231,144
Mentor Graphics	48,512	875,642

		2,009,591

Specialty Retail–5.54%
Cato Class A	8,200	197,948
Destination Maternity	38,000	889,200
Finish Line Class A	47,292	926,450
Foot Locker	25,351	868,018
Group 1 Automotive	14,549	873,958
Guess	34,557	858,050
Haverty Furniture	59,000	1,213,040
†hhgregg	60,147	664,624
Men’s Wearhouse	25,843	863,673
OfficeMax	74,502	864,968
Rent-A-Center	23,390	864,027
Shoe Carnival	8,911	182,141
Stage Stores	20,000	517,600

		9,783,697

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.73%
Columbia Sportswear	5,000	$289,400
Jones Group	31,500	400,680
True Religion Apparel	23,076	602,514

		1,292,594

Thrift & Mortgage Finance–0.47%
Flushing Financial	49,500	838,530

		838,530

Tobacco–0.49%
Universal	15,320	858,533

		858,533

Trading Companies & Distributors–2.54%
Aceto	78,135	864,954
GATX	16,913	878,969
Houston Wire & Cable	5,734	74,255
SeaCube Container Leasing	40,689	934,219
TAL International Group	19,183	869,182
Textainer Group Holdings	21,925	867,134

		4,488,713

Wireless Telecommunication Services–0.50%
USA Mobility	67,051	889,767

		889,767

Total Common Stock (Cost $159,831,856)		174,154,451

MONEY MARKET MUTUAL FUND–0.48%
Dreyfus Treasury & Agency Cash Management Fund	837,011	837,011

Total Money Market Mutual Fund (Cost $837,011)		837,011

	Principal Amount°
SHORT-TERM INVESTMENT–0.07%
U.S. Treasury Obligations–0.07%
U.S. Treasury Bill
^¥ 0.06% 4/4/13	125,000	125,000

Total Short-Term Investment (Cost $124,999)		125,000

LVIP SSgA Small-Mid Cap 200 Fund–4

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.13% (Cost $160,793,866)	$175,116,462
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.87%	1,544,365

NET ASSETS APPLICABLE TO 12,553,280 SHARES OUTSTANDING–100.00%	$176,660,827

†	Non-income producing for the period.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
10	E-mini Russell 2000 Index	$938,520	$948,900	6/22/13	$10,380
18	E-mini S&P MidCap 400 Index	2,046,153	2,071,800	6/22/13	25,647

		$2,984,673			$36,027

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

REIT–Real Estate Investment Trust

LVIP SSgA Small-Mid Cap 200 Fund–5

LVIP SSgA Small-Mid Cap 200 Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Small-Mid Cap 200 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government securities are valued at the mean between the bid and ask prices. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$161,882,518

Aggregate unrealized appreciation	$18,864,604
Aggregate unrealized depreciation	(5,630,660)

Net unrealized appreciation	$13,233,944

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP SSgA Small-Mid Cap 200 Fund–6

LVIP SSgA Small-Mid Cap 200 Fund

Notes (continued)

2. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock.	$174,154,451	$—	$174,154,451
Money Market Mutual Fund	837,011	—	837,011
Short-Term Investments	—	125,000	125,000

Total	$174,991,462	$125,000	$175,116,462

Futures Contracts	$36,027	$—	$36,027

There were no Level 3 securities at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund uses futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

LVIP SSgA Small-Mid Cap 200 Fund–7

LVIP SSgA Small-Mid Cap 200 Fund

Notes (continued)

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Small-Mid Cap 200 Fund–8

LVIP SSgA Conservative Index Allocation Fund

Schedule of Investments (Unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–86.21%
Equity Funds–22.34%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	1,030,917	$11,612,249
LVIP SSgA Small-Cap Index Fund	117,967	2,594,330

		14,206,579

Fixed Income Fund–49.91%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	2,748,569	31,732,224

		31,732,224

International Equity Fund–13.96%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	1,075,237	8,877,157

		8,877,157

Total Affiliated Investment Companies (Cost $50,498,181)		54,815,960

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–14.12%
Fixed Income Fund–9.99%
SPDR® Barclays Capital TIPS ETF	105,206	$6,354,442

		6,354,442

International Equity Fund–3.90%
iShares Core MSCI Emerging Markets ETF	48,801	2,477,139

		2,477,139

Money Market Fund–0.23%
Dreyfus Treasury & Agency Cash Management Fund	145,540	145,540

		145,540

Total Unaffiliated Investment Companies (Cost $8,723,573)		8,977,121

TOTAL VALUE OF SECURITIES–100.33% (Cost $59,221,754)	63,793,081
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.33%)	(212,509)

NET ASSETS APPLICABLE TO 5,438,333 SHARES OUTSTANDING–100.00%	$63,580,572

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Conservative Index Allocation Fund–1

LVIP SSgA Conservative Index Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Conservative Index Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$59,849,651

Aggregate unrealized appreciation	$4,627,353
Aggregate unrealized depreciation	(683,923)

Net unrealized appreciation	$3,943,430

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $32,113 and long-term losses of $158,273 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP SSgA Conservative Index Allocation Fund–2

LVIP SSgA Conservative Index Allocation Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$63,793,081

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Conservative Index Allocation Fund–3

LVIP SSgA Conservative Structured Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–90.07%
Equity Funds–22.44%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,471,168	$19,110,471
LVIP SSgA S&P 500 Index Fund	1,686,352	18,995,064
LVIP SSgA Small-Cap Index Fund	193,061	4,245,792
LVIP SSgA Small-Mid Cap 200 Fund	301,842	4,249,929

		46,601,256

Fixed Income Fund–49.96%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	8,987,273	103,758,063

		103,758,063

International Equity Funds–17.67%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	1,759,573	14,254,297
LVIP SSgA Emerging Markets 100 Fund	799,368	7,928,129
LVIP SSgA International Index Fund	1,758,593	14,518,948

		36,701,374

Total Affiliated Investment Companies (Cost $173,902,826)		187,060,693

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–10.00%
Fixed Income Fund–10.00%
SPDR® Barclays Capital TIPS ETF	344,030	$20,779,411

		20,779,411

Total Unaffiliated Investment Companies (Cost $19,402,002)		20,779,411

TOTAL VALUE OF SECURITIES–100.07% (Cost $193,304,828)	207,840,104
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(147,517)

NET ASSETS APPLICABLE TO 18,215,403 SHARES OUTSTANDING–100.00%	$207,692,587

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Conservative Structured Allocation Fund–1

LVIP SSgA Conservative Structured Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Conservative Structured Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$195,527,945

Aggregate unrealized appreciation	$15,448,649
Aggregate unrealized depreciation	(3,136,490)

Net unrealized appreciation	$12,312,159

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable

LVIP SSgA Conservative Structured Allocation Fund–2

LVIP SSgA Conservative Structured Allocation Fund

Notes (continued)

2. Investments (continued)

for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$207,840,104

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Conservative Structured Allocation Fund–3

LVIP SSgA Moderately Aggressive Index Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–85.18%
Equity Funds–38.47%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	3,860,451	$43,484,115
LVIP SSgA Small-Cap Index Fund	709,976	15,613,785

		59,097,900

Fixed Income Fund–24.86%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	3,307,673	38,187,082

		38,187,082

International Equity Fund–21.85%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	4,066,989	33,577,059

		33,577,059

Total Affiliated Investment Companies (Cost $115,782,119)		130,862,041

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–14.71%
Fixed Income Fund–4.98%
SPDR® Barclays Capital TIPS ETF	126,619	$7,647,788

		7,647,788

International Equity Fund–9.70%
iShares Core MSCI Emerging Markets ETF	293,544	14,900,292

		14,900,292

Money Market Fund–0.03%
Dreyfus Treasury & Agency Cash Management Fund	44,103	44,103

		44,103

Total Unaffiliated Investment Companies (Cost $22,535,113)		22,592,183

TOTAL VALUE OF SECURITIES–99.89% (Cost $138,317,232)	153,454,224
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	170,484

NET ASSETS APPLICABLE TO 12,631,596 SHARES OUTSTANDING–100.00%	$153,624,708

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderately Aggressive Index Allocation Fund–1

LVIP SSgA Moderately Aggressive Index Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderately Aggressive Index Allocation Fund (the Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$139,092,996

Aggregate unrealized appreciation	$15,475,900
Aggregate unrealized depreciation	(1,114,672)

Net unrealized appreciation	$14,361,228

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $243,640 and long-term losses of $919,154 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP SSgA Moderately Aggressive Index Allocation Fund–2

LVIP SSgA Moderately Aggressive Index Allocation Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$153,454,224

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderately Aggressive Index Allocation Fund–3

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–95.06%
Equity Funds–38.76%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,427,471	$57,512,842
LVIP SSgA S&P 500 Index Fund	5,075,709	57,172,788
LVIP SSgA Small-Cap Index Fund	933,565	20,530,956
LVIP SSgA Small-Mid Cap 200 Fund	1,459,582	20,550,920

		155,767,506

Fixed Income Fund–24.98%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	8,697,287	100,410,182

		100,410,182

International Equity Funds–31.32%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	5,350,752	43,346,439
LVIP SSgA Emerging Markets 100 Fund	3,871,817	38,400,677
LVIP SSgA International Index Fund	5,347,132	44,145,922

		125,893,038

Total Affiliated Investment Companies (Cost $352,259,317)		382,070,726

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–5.00%
Fixed Income Fund–5.00%
SPDR® Barclays Capital TIPS ETF	332,910	$20,107,765

		20,107,765

Total Unaffiliated Investment Companies (Cost $18,852,512)		20,107,765

TOTAL VALUE OF SECURITIES–100.06% (Cost $371,111,829)	402,178,491
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(257,584)

NET ASSETS APPLICABLE TO 33,837,333 SHARES OUTSTANDING–100.00%	$401,920,907

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderately Aggressive Structured Allocation Fund–1

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderately Aggressive Structured Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$375,972,987

Aggregate unrealized appreciation	$37,185,630
Aggregate unrealized depreciation	(10,980,126)

Net unrealized appreciation	$26,205,504

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable

LVIP SSgA Moderately Aggressive Structured Allocation Fund–2

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Notes (continued)

2. Investments (continued)

for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$402,178,491

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderately Aggressive Structured Allocation Fund–3

LVIP SSgA Moderate Index Allocation Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–84.10%
Equity Funds–34.41%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	3,817,815	$43,003,866
LVIP SSgA Small-Cap Index Fund	604,849	13,301,845

		56,305,711

Fixed Income Fund–29.82%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	4,227,201	48,803,039

		48,803,039

International Equity Fund–19.87%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	3,937,666	32,509,371

		32,509,371

Total Affiliated Investment Companies (Cost $123,032,543)		137,618,121

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–15.78%
Fixed Income Fund–9.96%
SPDR® Barclays Capital TIPS ETF	269,674	$16,288,310

		16,288,310

International Equity Fund–5.82%
iShares Core MSCI Emerging Markets ETF	187,677	9,526,484

		9,526,484

Total Unaffiliated Investment Companies (Cost $25,261,925)		25,814,794

TOTAL VALUE OF SECURITIES–99.88% (Cost $148,294,468)	163,432,915
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	193,256

NET ASSETS APPLICABLE TO 13,513,254 SHARES OUTSTANDING–100.00%	$163,626,171

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderate Index Allocation Fund–1

LVIP SSgA Moderate Index Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderate Index Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$149,223,944

Aggregate unrealized appreciation	$15,351,194
Aggregate unrealized depreciation	(1,142,223)

Net unrealized appreciation	$14,208,971

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $135,443 and long-term losses of $521,037 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP SSgA Moderate Index Allocation Fund–2

LVIP SSgA Moderate Index Allocation Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$163,432,915

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderate Index Allocation Fund–3

LVIP SSgA Moderate Structured Allocation Fund

Schedule of Investments (continued)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–90.07%
Equity Funds–34.64%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	6,221,564	$80,818,116
LVIP SSgA S&P 500 Index Fund	7,132,506	80,340,551
LVIP SSgA Small-Cap Index Fund	1,130,251	24,856,479
LVIP SSgA Small-Mid Cap 200 Fund	1,767,051	24,880,073

		210,895,219

Fixed Income Fund–29.94%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	15,792,930	182,329,377

		182,329,377

International Equity Funds–25.49%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	7,361,201	59,633,093
LVIP SSgA Emerging Markets 100 Fund	3,515,520	34,866,931
LVIP SSgA International Index Fund	7,356,297	60,733,585

		155,233,609

Total Affiliated Investment Companies (Cost $503,415,351)		548,458,205

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–9.99%
Fixed Income Fund–9.99%
SPDR® Barclays Capital TIPS ETF	1,007,538	$60,855,295

		60,855,295

Total Unaffiliated Investment Companies (Cost $57,268,586)		60,855,295

TOTAL VALUE OF SECURITIES–100.06% (Cost $560,683,937)	609,313,500
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(361,371)

NET ASSETS APPLICABLE TO 52,016,799 SHARES OUTSTANDING–100.00%	$608,952,129

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderate Structured Allocation Fund–1

LVIP SSgA Moderate Structured Allocation Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderate Structured Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$565,498,405

Aggregate unrealized appreciation	$53,940,556
Aggregate unrealized depreciation	(10,125,461)

Net unrealized appreciation	$43,815,095

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable

LVIP SSgA Moderate Structured Allocation Fund–2

LVIP SSgA Moderate Structured Allocation Fund

Notes (continued)

2. Investments (continued)

for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$609,313,500

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderate Structured Allocation Fund–3

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–56.66%
Equity Funds–21.56%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	3,935,637	$51,123,920
LVIP SSgA S&P 500 Index Fund	4,406,564	49,635,533
LVIP SSgA Small-Cap Index Fund	498,447	10,961,851
LVIP SSgA Small-Mid Cap 200 Fund	778,296	10,958,401

		122,679,705

Fixed Income Fund–15.91%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	7,840,784	90,521,846

		90,521,846

International Equity Funds–19.19%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	7,361,084	59,632,142
LVIP SSgA Emerging Markets 100 Fund	1,106,617	10,975,426
LVIP SSgA International Index Fund	4,673,272	38,582,529

		109,190,097

Total Affiliated Investment Companies (Cost $291,247,591)		322,391,648

UNAFFILIATED INVESTMENT COMPANIES–43.44%
Commodity Fund–1.64%
†SPDR® Gold Shares ETF	60,609	9,361,060

		9,361,060

Equity Funds–7.97%
SPDR® S&P 500 ETF	158,189	24,764,488
SPDR® S&P 600 Small Cap ETF	114,282	9,574,546

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P MidCap 400 ETF	52,472	$11,004,428

		45,343,462

Fixed Income Funds–19.59%
iShares iBoxx Investment Grade Corporate Bond Fund	138,147	16,563,825
SPDR® Barclays Capital Aggregate Bond ETF	329,795	19,233,644
SPDR® Barclays Capital High Yield Bond ETF	265,596	10,918,652
SPDR® Barclays Capital Intermediate Term Corporate Bond ETF	633,720	22,002,758
SPDR® Barclays Capital Short-Term Corporate Bond ETF	46,209	1,420,927
SPDR® Barclays Capital TIPS ETF	500,718	30,243,367
SPDR® DB International Government Inflation-Protected Bond ETF	178,300	11,070,647

		111,453,820

International Equity Funds–10.18%
SPDR® S&P Emerging Markets ETF	336,549	21,976,650
SPDR® S&P World ex-US ETF	1,370,419	35,973,499

		57,950,149

Money Market Fund–4.06%
Dreyfus Treasury & Agency Cash
Management Fund	23,098,512	23,098,512

		23,098,512

Total Unaffiliated Investment Companies (Cost $230,512,978)		247,207,003

TOTAL VALUE OF SECURITIES–100.10% (Cost $521,760,569)	569,598,651
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(595,119)

NET ASSETS APPLICABLE TO 50,367,458 SHARES OUTSTANDING–100.00%	$569,003,532

†	Non-income producing for the period.
*	Standard Class shares.
«Includes	$713,400 cash and $384,515 foreign currencies pledged as collateral for futures contracts.

LVIP SSgA Global Tactical Allocation RPM Fund–1

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
19	British Pound Currency	$1,782,319	$1,800,844	6/20/13	$18,525
40	E-mini MSCI Emerging Markets	2,115,167	2,054,800	6/22/13	(60,367)
30	E-mini Russell 2000 Index	2,793,968	2,846,700	6/22/13	52,732
119	E-mini S&P 500 Index	9,150,475	9,298,065	6/22/13	147,590
18	Euro Currency	2,951,100	2,885,175	6/20/13	(65,925)
86	Euro STOXX 50 Index	2,970,501	2,815,507	6/25/13	(154,994)
19	FTSE 100 Index	1,813,279	1,833,505	6/25/13	20,226
16	Japanese Yen Currency	2,110,200	2,126,600	6/20/13	16,400
17	Nikkei 225 (OSE)	2,132,014	2,239,456	6/15/13	107,442

		$27,819,023			$81,629

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Global Tactical Allocation RPM Fund–2

LVIP SSgA Global Tactical Allocation RPM Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Global Tactical Allocation RPM Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$527,687,249

Aggregate unrealized appreciation	$48,733,722
Aggregate unrealized depreciation	(6,822,320)

Net unrealized appreciation	$41,911,402

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $43,554,136 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $40,040,691 expires in 2017 and $3,265,118 expires in 2018.

LVIP SSgA Global Tactical Allocation RPM Fund–3

LVIP SSgA Global Tactical Allocation RPM Fund

Notes (continued)

2. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $248,327 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1
Investment Companies	$569,598,651

Futures Contracts	$81,629

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP SSgA Global Tactical Allocation RPM Fund–4

LVIP SSgA Global Tactical Allocation RPM Fund

Notes (continued)

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Global Tactical Allocation RPM Fund–5

LVIP SSgA International Index Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.33%
Australia–9.04%
AGL Energy	50,475	$833,435
ALS	30,490	332,351
†Alumina	289,134	334,129
Amcor	129,812	1,254,166
AMP	291,645	1,581,920
APA Group	92,242	572,357
Asciano	89,613	521,525
ASX	19,168	722,200
Aurizon Holdings	183,283	768,988
Australia & New Zealand Banking Group	275,186	8,173,733
Bendigo & Adelaide Bank	44,675	477,669
BHP Billiton	324,463	11,066,274
Boral	89,095	455,436
Brambles	152,345	1,343,396
Caltex Australia	11,842	263,218
CFS Retail Property Trust Group	203,609	426,074
Coca-Cola Amatil	57,326	870,165
Cochlear	5,479	388,170
Commonwealth Bank of Australia	162,546	11,509,101
Computershare	47,463	504,020
Crown	44,887	574,802
CSL	50,129	3,091,172
Dexus Property Group	479,851	519,556
Echo Entertainment Group	65,415	237,000
Federation Centres	149,688	367,783
Flight Centre	4,646	162,522
Fortescue Metals Group	125,763	515,871
Goodman Group	171,095	851,447
GPT Group	131,341	507,302
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	40,722	115,740
Iluka Resources	48,107	468,287
Incitec Pivot	175,267	563,834
Insurance Australia Group	199,910	1,188,401
Leighton Holdings	16,992	363,360
Lend Lease Group	57,313	608,619
Macquarie Group	32,795	1,268,408
Metcash	96,458	415,749
Mirvac Group	338,361	570,673
National Australia Bank	235,200	7,551,688
Newcrest Mining	79,466	1,658,777
Orica	36,341	925,056
Origin Energy	110,447	1,527,019
OZ Minerals	25,012	138,793
†Qantas Airways	92,082	171,122
QBE Insurance Group	125,375	1,763,432
Ramsay Health Care	14,983	503,841
Rio Tinto	43,181	2,571,468
Santos	101,054	1,307,727
Sonic Healthcare	34,698	503,208
SP AusNet	214,398	266,736

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Stockland	228,869	$869,705
Suncorp Group	134,185	1,651,254
Sydney Airport	28,538	97,452
TABCORP Holdings	66,961	225,173
Tatts Group	157,276	519,056
Telstra	435,640	2,045,487
Toll Holdings	75,560	466,486
Transurban Group	134,720	894,839
Treasury Wine Estates	74,212	439,621
Wesfarmers	77,002	3,296,027
Wesfarmers PPS	25,534	1,084,604
Westfield Group	213,812	2,415,206
Westfield Retail Trust	280,648	882,391
Westpac Banking	311,517	9,976,092
Whitehaven Coal	33,690	74,358
Woodside Petroleum	65,521	2,443,422
Woolworths	125,490	4,414,583
WorleyParsons	21,427	550,776

		106,024,252

Austria–0.26%
Andritz	7,644	512,851
†Erste Group Bank	21,980	612,244
†=IMMOEAST	13,053	0
†IMMOFINANZ	81,028	306,923
OMV	15,117	642,856
Raiffeisen Bank International	3,424	116,376
Telekom Austria	27,172	178,297
Verbund	4,573	99,125
Vienna Insurance Group	2,788	135,018
Voestalpine	13,069	401,306

		3,004,996

Belgium–1.19%
Ageas	22,233	751,956
Anheuser-Busch InBev	81,333	8,053,831
†*=Anheuser-Busch InBev VVPR Strip	1,896	0
Belgacom	16,036	398,679
Colruyt	8,204	396,727
Delhaize Group	10,546	575,275
Groupe Bruxelles Lambert	8,214	628,062
KBC Groep	25,302	871,485
Solvay Class A	6,141	831,660
Telenet Group Holding	4,465	220,811
UCB	11,960	763,480
Umicore	10,719	503,508

		13,995,474

☐China–0.01%
Yangzijiang Shipbuilding Holdings	173,000	135,271

		135,271

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark–1.12%
A.P. Moller-Maersk Class A	61	$455,996
A.P. Moller-Maersk Class B	130	1,014,708
Carlsberg Class B	10,534	1,025,066
Coloplast Class B	11,270	606,278
†Danske Bank	64,301	1,149,723
DSV	21,239	513,041
Novo Nordisk Class B	41,292	6,708,721
Novozymes Class B	24,567	832,916
TDC	64,100	492,505
Tryg	2,515	202,966
†William Demant Holding	1,946	163,035

		13,164,955

Finland–0.75%
Elisa	13,527	251,251
Fortum	46,076	928,463
Kesko Class B	4,611	144,042
Kone Class B	15,802	1,242,693
Metso	12,147	516,789
Neste Oil	10,581	149,196
Nokia	378,999	1,226,209
Nokian Renkaat	11,727	521,619
Orion Class B	10,513	276,125
Pohjola Bank Class A	10,906	158,532
Sampo Class A	42,257	1,625,014
Stora Enso Class R	64,113	413,793
UPM-Kymmene	57,958	646,725
Wartsila	16,141	725,196

		8,825,647

France–8.82%
Accor	14,900	517,598
Aeroports de Paris	2,647	224,519
Air Liquide	31,842	3,868,604
Alstom	20,585	837,784
Arkema	6,917	629,260
AtoS	6,342	436,472
AXA	175,072	3,009,419
BIC	2,573	298,784
BNP Paribas	101,898	5,229,943
Bouygues	17,938	486,549
Bureau Veritas	5,387	670,507
Cap Gemini	14,392	654,918
Carrefour	60,663	1,660,583
Casino Guichard Perrachon	5,357	562,946
Christian Dior	5,417	898,525
Cie de Saint-Gobain	40,082	1,485,884
†Cie Generale de Geophysique-Veritas	16,713	376,412
Cie Generale d’Optique Essilor International	20,260	2,252,922
CNP Assurances	15,778	216,509
†Credit Agricole	99,012	815,578

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Danone	58,998	$4,105,011
Dassault Systemes	6,340	732,886
EADS	46,800	2,381,626
Edenred	18,756	613,802
EDF	25,290	484,973
Eurazeo	2,408	122,079
Eutelsat Communications	14,393	507,458
Fonciere Des Regions	2,020	158,157
France Telecom	185,936	1,880,519
GDF Suez	136,167	2,621,676
Gecina	2,100	243,669
Groupe Eurotunnel	58,764	468,080
ICADE	3,012	263,393
Iliad	2,429	516,704
Imerys	4,249	276,632
JCDecaux	5,086	139,387
Klepierre	10,706	420,556
Lafarge	19,605	1,302,523
Lagardere	12,589	463,541
Legrand	22,791	993,882
L’Oreal	24,808	3,933,677
LVMH Moet Hennessy Louis Vuitton	25,854	4,437,573
Michelin Class B	18,316	1,531,963
Natixis	100,408	381,233
Pernod-Ricard	21,077	2,626,376
†Peugeot	17,548	127,091
PPR	7,593	1,668,251
Publicis Groupe	18,800	1,260,607
Remy Cointreau	1,808	208,953
Renault	18,482	1,157,905
Rexel	14,533	317,161
Safran	24,301	1,083,873
Sanofi	120,299	12,223,852
Schneider Electric	53,682	3,922,299
SCOR	17,207	494,072
†Societe Generale	72,206	2,372,243
Sodexo	9,448	880,464
Suez Environnement	31,522	402,004
Technip	9,713	995,800
Thales	10,501	444,136
Total	215,187	10,303,908
Unibail-Rodamco	9,515	2,216,159
Vallourec	10,629	510,929
Veolia Environnement	36,052	454,646
Vinci	45,971	2,071,022
Vivendi	135,778	2,804,768
Wendel	3,011	318,653
Zodiac Aerospace	3,810	443,942

		103,423,830

Germany–7.55%
Adidas	21,584	2,239,403

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Allianz	46,236	$6,279,404
Axel Springer	2,992	129,652
BASF	89,930	7,875,709
Bayer	81,036	8,358,901
Bayerische Motoren Werke	32,805	2,830,459
Beiersdorf	10,073	930,186
Brenntag	4,821	752,700
Celesio	6,726	126,308
†Commerzbank	379,564	557,093
Continental	11,537	1,379,342
Daimler	89,187	4,852,497
Deutsche Bank	91,592	3,570,940
Deutsche Boerse	20,313	1,230,176
Deutsche Lufthansa	20,320	396,829
Deutsche Post	93,599	2,156,638
Deutsche Telekom	278,430	2,943,043
E.ON	178,468	3,115,837
Fraport	3,694	207,045
Fresenius	12,581	1,552,864
Fresenius Medical Care	21,374	1,442,518
GEA Group	16,527	544,670
Hannover Rueckversicherung	6,777	531,563
HeidelbergCement	14,062	1,010,503
Henkel	12,906	1,019,083
†Hochtief	3,715	241,628
Hugo Boss	2,393	268,158
Infineon Technologies	115,749	913,977
K+S	17,319	805,540
Kabel Deutschland Holding	8,596	793,132
Lanxess	7,976	565,594
Linde	18,310	3,404,421
MAN	4,417	474,866
Merck	6,683	1,008,289
Metro	13,902	395,254
Muenchener Rueckversicherungs Class R	17,759	3,321,322
RWE	50,681	1,888,870
Salzgitter	2,699	108,341
SAP	93,308	7,475,429
Siemens	84,636	9,116,470
Suedzucker	6,887	290,886
†ThyssenKrupp	38,451	781,961
United Internet	8,011	194,801
Volkswagen	2,886	542,890

		88,625,192

Greece–0.06%
Coca Cola Hellenic Bottling	19,526	523,115
OPAP	27,024	213,387

		736,502

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong–3.12%
AIA Group	1,223,800	$5,360,249
ASM Pacific Technology	16,100	176,917
Bank of East Asia	125,372	494,217
BOC Hong Kong Holdings	376,500	1,256,204
Cathay Pacific Airways	96,000	164,235
Cheung Kong Holdings	144,000	2,125,899
Cheung Kong Infrastructure Holdings	56,000	384,152
CLP Holdings	184,500	1,616,221
First Pacific	254,000	344,227
†Galaxy Entertainment Group	210,000	876,516
Hang Lung Properties	224,000	836,838
Hang Seng Bank	77,800	1,247,799
Henderson Land Development	92,272	631,190
HKT Trust	189,434	189,616
Hong Kong & China Gas	526,526	1,536,327
Hong Kong Exchanges & Clearing	113,110	1,926,318
Hopewell Holdings	52,000	210,678
Hutchison Whampoa	212,000	2,209,429
Hysan Development	51,850	261,837
Kerry Properties	81,031	359,614
Li & Fung	548,000	755,370
Link REIT	232,266	1,265,673
MGM China Holdings	74,795	159,947
MTR	141,839	563,698
New World Development	342,037	578,981
Noble Group	417,395	408,798
NWS Holdings	126,859	225,853
Orient Overseas International	17,000	114,866
PCCW	527,000	244,404
Power Assets Holdings	141,000	1,330,523
Sands China	231,068	1,198,123
Shangri-La Asia	158,166	309,708
Sino Land	304,369	516,003
SJM Holdings	173,591	433,388
Sun Hung Kai Properties	161,653	2,178,267
Swire Pacific Class A	68,000	866,803
Swire Properties	133,961	475,440
Wharf Holdings	159,000	1,417,421
Wheelock	104,000	553,993
Wing Hang Bank	17,027	180,962
†Wynn Macau	159,553	423,417
Yue Yuen Industrial Holdings	66,000	215,110

		36,625,231

Ireland–0.78%
CRH	72,871	1,608,515
†Elan	50,134	576,386
Experian	104,843	1,816,062
†=Irish Bank Resolution	3,965	0
James Hardie Industries CDI	46,430	483,866
Kerry Group Class A	15,999	953,329
Shire	54,392	1,656,224

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
WPP	126,320	$2,013,418

		9,107,800

Israel–0.54%
†Bank Hapoalim	107,856	488,631
†Bank Leumi Le-Israel	128,415	452,567
Bezeq Israeli Telecommunication	234,136	324,398
Delek Group	567	159,143
Israel	195	147,953
Israel Chemicals	44,098	569,765
†Mellanox Technologies	2,882	159,246
†Mizrahi Tefahot Bank	17,430	185,912
†NICE Systems	5,301	194,836
Teva Pharmaceutical Industries	91,529	3,603,137

		6,285,588

Italy–1.80%
Assicurazioni Generali	116,833	1,818,115
Atlantia	31,249	493,496
†Banca Monte Dei Paschi Siena	504,275	119,585
†Banco Popolare	178,675	225,255
Enel	654,852	2,137,169
Enel Green Power	145,132	272,173
ENI	258,141	5,800,643
Exor	4,891	136,613
†Fiat	94,873	504,694
Fiat Industrial	91,101	1,024,141
†Finmeccanica	45,288	217,697
Intesa Sanpaolo	1,010,709	1,479,549
Intesa Sanpaolo RSP	75,644	95,364
Luxottica Group	16,634	833,915
Mediobanca	47,035	239,359
Pirelli & C	26,637	279,474
Prysmian	17,754	365,265
Saipem	24,754	761,225
Snam	169,334	771,868
Telecom Italia	911,268	643,628
Telecom Italia RSP	607,016	373,490
Terna	119,989	496,800
†UniCredit	404,026	1,724,609
Unione di Banche Italiane SCpA	75,046	276,472

		21,090,599

Japan–20.63%
ABC-Mart	1,500	57,128
†Acom	3,370	96,056
Advantest	13,900	194,922
Aeon	57,800	746,678
Aeon Financial Service	8,200	231,896
Aeon Mall	6,500	197,769
Air Water	13,000	180,644
Aisin Seiki	20,900	764,905
Ajinomoto	61,000	894,943

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Alfresa Holdings	3,700	$200,861
Amada	29,000	191,321
ANA Holdings	110,000	226,708
Aozora Bank	120,000	337,831
Asahi Glass	103,000	712,345
Asahi Group Holdings	38,800	927,029
Asahi Kasei	121,000	813,694
Asics	12,200	200,633
Astellas Pharma	44,300	2,381,366
Bank of Kyoto	38,000	370,998
Bank of Yokohama	132,000	762,860
Benesse Holdings	5,600	237,969
Bridgestone	65,200	2,181,876
Brother Industries	18,600	191,078
Calbee	1,400	110,209
Canon	115,500	4,233,241
†Casio Computer	22,900	178,325
Central Japan Railway	14,200	1,496,484
Chiba Bank	78,000	560,161
Chiyoda	14,000	156,167
Chubu Electric Power	62,400	758,372
Chugai Pharmaceutical	23,700	526,723
Chugoku Bank	14,000	225,773
Chugoku Electric Power	28,600	372,806
Citizen Holdings	25,900	131,798
Coca-Cola West Class C	3,600	62,645
†Cosmo Oil	57,000	119,898
Credit Saison	17,300	430,800
Dai Nippon Printing	54,000	513,439
Daicel	25,000	194,678
Daido Steel	24,000	127,228
Daihatsu Motor	21,000	434,590
Dai-ichi Life Insurance	810	1,079,082
Daiichi Sankyo	64,700	1,244,099
Daikin Industries	22,400	876,915
Dainippon Sumitomo Pharma	13,400	236,596
Daito Trust Construction	7,000	599,384
Daiwa House Industry	49,000	955,222
Daiwa Securities Group	171,000	1,202,613
Dena	11,000	299,161
Denki Kagaku Kogyo	40,000	143,631
Denso	50,300	2,124,110
Dentsu	17,400	517,212
Don Quijote	4,600	203,538
East Japan Railway	33,800	2,775,672
Eisai	24,200	1,081,069
Electric Power Development	13,600	345,743
FamilyMart	5,100	232,705
FANUC	19,000	2,904,600
Fast Retailing	5,200	1,653,415
Fuji Electric	43,000	125,624
Fuji Heavy Industries	57,000	898,630

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
FUJIFILM Holdings	44,700	$880,419
Fujitsu	188,000	780,920
Fukuoka Financial Group	87,000	434,399
Furukawa Electric	52,000	114,352
Gree	6,000	75,343
GS Yuasa	29,000	120,769
Gunma Bank	32,000	190,375
Hachijuni Bank	34,000	202,635
Hakuhodo DY Holdings	2,140	164,143
Hamamatsu Photonics	5,700	224,960
Hankyu Hanshin Holdings	108,000	650,547
Hino Motors	25,000	269,840
Hirose Electric	3,500	459,949
Hiroshima Bank	42,000	202,571
Hisamitsu Pharmaceutical	7,100	383,172
Hitachi	483,000	2,801,636
Hitachi Chemical	9,400	143,202
Hitachi Construction Machinery	8,900	190,046
Hitachi High-Technologies	5,700	118,808
Hitachi Metals	15,000	142,941
†Hokkaido Electric Power	15,700	160,119
Hokuriku Electric Power	13,300	163,760
Honda Motor	165,300	6,321,895
HOYA	42,200	791,726
Hulic	22,500	184,532
Ibiden	10,300	160,414
Idemitsu Kosan	1,800	156,231
IHI	146,000	442,048
Inpex	224	1,199,363
Isetan Mitsukoshi Holdings	38,900	559,965
Isuzu Motors	120,000	722,830
ITOCHU	155,900	1,902,997
ITOCHU Techno-Solutions	1,500	74,100
Iyo Bank	20,000	185,063
J Front Retailing	56,000	435,483
Japan Airlines	6,000	279,507
Japan Exchange Group	5,000	463,189
Japan Petroleum Exploration	2,700	105,986
Japan Prime Realty Investment	92	355,275
Japan Real Estate Investment	63	870,743
Japan Retail Fund Investment	208	514,862
Japan Steel Works	26,000	137,002
Japan Tobacco	112,400	3,588,250
JFE Holdings	46,800	897,418
JGC	20,000	511,208
Joyo Bank	55,000	305,588
JSR	20,100	409,986
JTEKT	17,800	167,354
Jupiter Telecommunications	246	322,233
JX Holdings	228,010	1,276,546
Kajima	67,000	181,504
Kamigumi	20,000	183,363

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kaneka	27,000	$155,466
†Kansai Electric Power	73,100	691,938
Kansai Paint	18,000	199,256
Kao	53,000	1,711,675
Kawasaki Heavy Industries	152,000	477,977
KDDI	54,000	2,251,673
Keikyu	50,000	521,088
Keio	61,000	522,968
Keisei Electric Railway	23,000	242,388
Keyence	4,744	1,451,473
Kikkoman	14,000	243,918
Kinden	16,000	104,706
Kintetsu	158,000	735,196
Kirin Holdings	84,000	1,348,391
†Kobe Steel	284,000	331,881
Koito Manufacturing	9,000	154,414
Komatsu	96,300	2,284,478
Konami	7,300	145,411
Konica Minolta Holdings	51,500	374,774
Kubota	111,000	1,601,381
Kuraray	35,300	495,393
Kurita Water Industries	9,000	199,161
Kyocera	15,500	1,414,480
Kyowa Hakko Kirin	21,000	237,374
†Kyushu Electric Power	37,100	377,582
Lawson	6,400	490,896
LIXIL Group	26,100	519,061
M3	54	105,155
Mabuchi Motor	2,700	145,140
Makita	10,700	474,015
Marubeni	168,000	1,277,892
Marui Group	20,900	216,038
Maruichi Steel Tube	3,600	83,718
†Mazda Motor	270,000	788,803
McDonald’s Holdings Japan	6,100	164,213
Medipal Holdings	14,100	197,277
MEIJI Holdings	6,934	317,124
Miraca Holdings	4,800	229,980
Mitsubishi	139,500	2,608,308
Mitsubishi Chemical Holdings	132,000	625,433
Mitsubishi Electric	188,000	1,519,898
Mitsubishi Estate	124,000	3,492,234
Mitsubishi Gas Chemical	31,000	204,186
Mitsubishi Heavy Industries	306,000	1,761,946
Mitsubishi Logistics	11,000	202,868
Mitsubishi Materials	128,000	360,353
†Mitsubishi Motors	402,000	418,528
Mitsubishi Tanabe Pharma	25,700	393,158
Mitsubishi UFJ Financial Group	1,290,500	7,732,306
Mitsubishi UFJ Lease & Finance	47,400	247,247
Mitsui	172,800	2,419,530
Mitsui Chemicals	70,000	151,705

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsui Fudosan	86,000	$2,441,220
†Mitsui OSK Lines	121,000	397,206
Mizuho Financial Group	2,323,320	4,961,089
MS&AD Insurance Group Holdings	48,754	1,078,876
Murata Manufacturing	20,600	1,549,432
Nabtesco	7,900	161,307
Namco Bandai Holdings	15,600	275,109
NEC	249,000	661,319
Nexon	8,500	82,444
NGK Insulators	30,000	318,389
NGK Spark Plug	21,000	320,589
NHK Spring	14,200	147,687
Nidec	11,200	668,692
Nikon	32,800	768,342
Nintendo	10,900	1,175,343
Nippon Building Fund	72	1,006,608
Nippon Electric Glass	31,000	153,798
Nippon Express	96,000	458,940
Nippon Meat Packers	15,000	241,740
†=Nippon Paper Industries	8,500	132,381
Nippon Steel & Sumitomo Metal	786,220	1,987,893
Nippon Telegraph & Telephone	43,700	1,903,431
Nippon Yusen	159,000	407,086
Nishi-Nippon City Bank	56,000	172,527
Nissan Motor	247,500	2,384,814
Nisshin Seifun Group	15,000	197,599
Nissin Foods Holdings	4,800	220,036
Nitori Holdings	2,900	223,361
Nitto Denko	15,600	933,050
NKSJ Holdings	35,875	750,429
NOK	9,500	136,551
Nomura Holdings	374,300	2,306,321
Nomura Real Estate Holdings	14,700	327,951
Nomura Real Estate Office Fund	26	191,140
Nomura Research Institute	8,200	211,512
NSK	37,000	280,261
NTT Data	136	447,169
NTT DoCoMo	1,524	2,260,176
NTT Urban Development	138	165,371
Obayashi	75,000	357,750
Odakyu Electric Railway	61,000	758,207
Oji Holdings	65,000	243,068
†Olympus	22,500	531,605
Omron	20,600	518,666
Ono Pharmaceutical	8,500	524,647
Oracle Japan	3,800	170,966
Oriental Land	5,200	850,738
†ORIX	110,000	1,397,642
Osaka Gas	190,000	829,597
Otsuka	1,700	184,755
Otsuka Holdings	37,000	1,283,385
Panasonic	215,200	1,609,485

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Park24	8,200	$160,289
Rakuten	70,900	723,838
Resona Holdings	189,300	995,469
Ricoh	63,000	681,334
Rinnai	2,600	184,787
Rohm	11,000	380,378
Sankyo	5,900	275,789
Sanrio	3,200	141,591
Santen Pharmaceutical	6,200	286,848
SBI Holdings	18,570	163,743
Secom	20,200	1,039,722
Sega Sammy Holdings	22,300	446,569
Sekisui Chemical	46,000	506,279
Sekisui House	56,000	758,525
Seven & I Holdings	75,200	2,488,558
Seven Bank	70,600	226,508
†Sharp	109,000	310,337
†Shikoku Electric Power	13,900	197,580
Shimadzu	21,000	148,805
Shimamura	1,800	209,965
Shimano	7,500	611,920
Shimizu	47,000	153,787
Shin-Etsu Chemical	40,900	2,698,279
Shinsei Bank	149,000	340,327
Shionogi	28,500	575,571
Shiseido	35,900	502,287
Shizuoka Bank	57,000	641,273
Showa Denko	119,000	178,253
Showa Shell Sekiyu	18,000	127,165
SMC	5,200	1,004,313
Softbank	96,700	4,437,948
Sojitz	110,200	172,096
Sony	104,300	1,800,568
Sony Financial Holdings	14,700	218,634
Stanley Electric	11,900	205,181
Sumco	10,800	121,619
Sumitomo	109,900	1,381,193
Sumitomo Chemical	158,000	493,488
Sumitomo Electric Industries	73,100	892,297
Sumitomo Heavy Industries	44,000	173,420
Sumitomo Metal Mining	55,000	775,948
Sumitomo Mitsui Financial Group	136,400	5,564,390
Sumitomo Mitsui Trust Holdings	325,460	1,538,614
Sumitomo Realty & Development	37,000	1,432,753
Sumitomo Rubber Industries	15,100	251,854
Suruga Bank	17,000	272,166
Suzuken	5,900	213,423
Suzuki Motor	39,200	874,119
Sysmex	8,000	486,136
T&D Holdings	58,800	699,004
Taiheiyo Cement	88,000	210,347
Taisei	82,000	227,366

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Taisho Pharmaceutical Holdings	3,000	$211,941
Taiyo Nippon Sanso	22,000	152,385
Takashimaya	22,000	217,359
Takeda Pharmaceutical	80,400	4,390,269
TDK	12,600	439,722
Teijin	73,000	168,289
Terumo	16,100	688,436
THK	9,800	193,231
Tobu Railway	101,000	578,338
Toho	9,400	196,129
Toho Gas	33,000	209,646
†Tohoku Electric Power	46,500	369,510
Tokio Marine Holdings	71,600	2,056,798
†Tokyo Electric Power	159,200	392,377
Tokyo Electron	17,300	733,316
Tokyo Gas	257,000	1,386,975
Tokyu	112,000	826,941
Tokyu Land	39,000	365,431
TonenGeneral Sekiyu	23,000	227,483
Toppan Printing	61,000	438,075
Toray Industries	142,000	959,439
Toshiba	416,000	2,103,644
TOTO	24,000	214,682
Toyo Seikan Kaisha	12,300	169,087
Toyo Suisan Kaisha	7,000	215,659
Toyoda Gosei	6,100	145,874
Toyota Boshoku	3,100	43,604
Toyota Industries	17,500	640,471
Toyota Motor	278,400	14,270,477
Toyota Tsusho	21,400	545,174
Trend Micro	12,200	340,999
Tsumura	5,400	197,057
Ube Industries	84,000	165,091
Unicharm	12,400	707,405
Ushio	9,700	98,824
USS	1,980	227,175
West Japan Railway	16,400	787,507
Yahoo Japan	1,396	641,421
Yakult Honsha	8,200	330,160
Yamada Denki	9,510	434,431
Yamaguchi Financial Group	17,000	169,223
Yamaha	13,200	127,891
Yamaha Motor	31,300	420,969
Yamato Holdings	37,500	678,052
Yamato Kogyo	3,200	87,267
Yamazaki Baking	10,000	131,733
Yaskawa Electric	19,000	189,939
Yokogawa Electric	18,000	179,751

		242,072,899

Luxembourg–0.32%
ArcelorMittal	96,784	1,246,829

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg (continued)
Millicom International Cellular SDR	7,096	$566,787
SES FDR	28,722	900,183
Tenaris	50,301	1,021,982

		3,735,781

Mexico–0.03%
Fresnillo	15,869	326,961

		326,961

Netherlands–4.29%
AEGON	178,519	1,073,463
Akzo Nobel	24,026	1,525,103
ASML Holding	32,499	2,185,840
Corio	5,768	269,094
†DE Master Blenders 1753	55,626	859,215
Delta Lloyd	16,271	279,066
Fugro CVA	7,982	441,806
Gemalto	7,567	660,069
Heineken	23,169	1,746,312
Heineken Holding	9,205	589,853
†ING Groep CVA	379,108	2,690,758
Koninklijke Ahold	105,029	1,609,519
Koninklijke Boskalis Westminster	6,339	251,814
Koninklijke DSM	15,923	926,859
Koninklijke KPN	103,411	347,831
Koninklijke Philips Electronics	98,093	2,902,720
Koninklijke Vopak	8,001	482,344
†QIAGEN	26,585	554,108
Randstad Holding	12,619	516,651
Reed Elsevier	70,539	1,208,469
Royal Dutch Shell Class A	382,041	12,358,679
Royal Dutch Shell Class B	265,059	8,799,954
TNT Express	32,203	236,036
Unilever CVA	165,135	6,764,180
Wolters Kluwer	30,960	676,052
Ziggo	10,129	356,212

		50,312,007

New Zealand–0.13%
Auckland International Airport	109,763	270,433
Contact Energy	39,663	189,138
Fletcher Building	71,029	509,254
Skycity Entertainment Group	71,397	263,412
Telecom New Zealand	163,817	320,695

		1,552,932

Norway–0.81%
Aker Solutions	17,577	326,804
DNB	98,695	1,447,223
Gjensidige Forsikring	20,232	333,736
Norsk Hydro	94,777	409,548
Orkla	78,527	627,840
Seadrill	34,398	1,246,714

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Statoil	110,730	$2,676,781
Telenor	73,174	1,599,781
Yara International	19,282	873,484

		9,541,911

Portugal–0.18%
†Banco Espirito Santo Class R	169,579	173,683
EDP	189,914	584,746
Galp Energia	30,787	482,254
Jeronimo Martins	23,171	451,318
Portugal Telecom	73,993	366,492

		2,058,493

Singapore–1.70%
Ascendas Real Estate Investment Trust	211,000	442,223
CapitaCommercial Trust	168,000	214,647
CapitaLand	278,000	791,052
CapitaMall Trust	269,000	453,194
CapitaMalls Asia	154,000	254,484
City Developments	50,000	456,652
ComfortDelGro	168,000	258,659
DBS Group Holdings	188,386	2,429,709
Genting Singapore	663,800	799,952
Global Logistic Properties	192,000	405,498
Golden Agri-Resources	737,480	344,797
Hutchison Port Holdings Trust	556,400	472,940
Jardine Cycle & Carriage	10,000	412,156
Keppel	145,815	1,316,455
Keppel Land	69,523	220,806
OCBC Bank	257,728	2,212,570
Olam International	201,532	279,420
SembCorp Industries	104,000	435,097
SembCorp Marine	67,000	239,257
Singapore Airlines	52,000	455,637
Singapore Exchange	86,000	533,795
Singapore Press Holdings	146,000	527,250
Singapore Technologies Engineering	156,000	541,985
Singapore Telecommunications	795,000	2,300,633
StarHub	58,000	203,378
United Overseas Bank	127,544	2,095,318
UOL Group	57,000	320,713
Wilmar International	192,000	533,957

		19,952,234

Spain–2.67%
Abertis Infraestructuras	38,801	652,053
Acciona	1,760	95,950
ACS	12,322	287,547
Amadeus IT Holding	32,538	879,014
Banco Bilbao Vizcaya Argentaria	553,766	4,800,681
†Banco de Sabadell	263,610	483,886
†Banco Popular Espanol	552,227	409,150
Banco Santander	1,067,200	7,171,005

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
†Bankia	71,000	$15,017
CaixaBank	109,073	369,112
Distribuidora Internacional de Alimentacion	58,357	403,647
Enagas	19,782	460,620
Ferrovial	41,228	654,260
Gas Natural SDG	38,234	676,832
†Grifols	16,045	594,909
Iberdrola	484,636	2,256,931
Inditex	21,642	2,868,502
Mapfre	89,260	275,862
Red Electrica	10,301	518,270
Repsol YPF	82,128	1,668,621
Telefonica	415,575	5,588,073
Zardoya Otis	11,487	153,578

		31,283,520

Sweden–3.17%
Alfa Laval	33,963	782,298
Assa Abloy Class B	33,887	1,383,769
Atlas Copco Class A	69,593	1,975,709
Atlas Copco Class B	38,675	976,890
Boliden	27,594	444,197
Electrolux Class B	23,398	595,318
Elekta Class B	34,862	529,363
Ericsson LM Class B	310,456	3,868,492
Getinge Class B	20,454	624,622
Hennes & Mauritz Class B	93,885	3,356,895
Hexagon Class B	24,153	657,893
Husqvarna Class B	36,803	217,209
Industrivarden Class C	9,357	170,297
Investment Kinnevik Class B	21,170	512,966
Investor Class B	44,693	1,290,758
†Lundin Petroleum	20,130	435,561
Nordea Bank	260,852	2,954,174
Ratos Class B	15,278	161,420
Sandvik	100,896	1,551,412
Scania Class B	30,976	647,898
Securitas Class B	28,130	264,832
Skandinaviska Enskilda Banken Class A	147,352	1,479,964
Skanska Class B	37,648	680,570
SKF Class B	41,805	1,019,384
Svenska Cellulosa Class B	60,701	1,564,915
Svenska Handelsbanken Class A	51,279	2,191,545
Swedbank Class A	80,197	1,823,862
Swedish Match	22,526	699,303
Tele2 Class B	31,284	544,404
TeliaSonera	218,715	1,561,699
Volvo Class A	604	8,782
Volvo Class B	155,072	2,254,749

		37,231,150

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland–9.61%
†ABB	223,586	$5,041,576
†Actelion	10,869	590,097
†Adecco	12,820	702,096
†Aryzta	8,413	496,628
Baloise Holding	4,617	432,282
†Banque Cantonale Vaudoise	204	113,870
†Barry Callebaut	124	119,560
Cie Financiere Richemont Class A	53,210	4,174,982
†Credit Suisse Group	123,907	3,250,683
EMS-Chemie Holding	691	207,773
†Geberit	3,941	969,997
†Givaudan	881	1,081,881
Glencore International	402,992	2,180,494
†Holcim	22,981	1,830,977
†Julius Baer Group	21,149	822,127
Kuehne & Nagel International Class R	5,240	571,185
†Lindt & Spruengli Class R	9	406,066
†Lindt & Spruengli PC	97	373,187
†Lonza Group	4,710	305,567
Nestle	324,925	23,492,471
Novartis	232,018	16,481,953
Pargesa Holding Bearer Shares	1,868	126,796
Partners Group Holding	1,979	488,341
Roche Holding	70,865	16,494,118
Schindler Holding	2,390	340,817
Schindler Holding PC	4,691	687,223
SGS	555	1,360,758
Sika Bearer Shares	216	524,588
†Sonova Holding	4,846	581,316
STMicroelectronics	65,091	500,621
Sulzer	2,105	359,590
Swatch Group	3,098	1,801,049
Swatch Group Bearer Shares	3,807	386,313
†Swiss Life Holding	2,963	439,067
†Swiss Prime Site	6,154	498,088
†Swiss Re	34,965	2,842,863
Swisscom	2,468	1,141,596
Syngenta	9,498	3,961,251
†Transocean	37,243	1,930,988
†UBS	369,715	5,665,459
Wolseley	27,823	1,383,682
†Xstrata	207,687	3,370,288
†Zurich Insurance Group	15,019	4,179,062

		112,709,326

United Kingdom–18.74%
3i Group	104,341	500,989
Aberdeen Asset Management	86,855	566,423
Admiral Group	23,465	474,910
Aggreko	25,157	681,166
AMEC	32,415	520,111
Anglo American	141,993	3,650,511

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Antofagasta	38,315	$572,862
ARM Holdings	142,975	2,000,811
Associated British Foods	35,415	1,022,953
AstraZeneca	126,327	6,333,310
Aviva	308,330	1,387,673
Babcock International Group	35,385	584,971
BAE Systems	336,467	2,015,838
Balfour Beatty	61,466	219,290
Barclays	1,181,826	5,228,255
BG Group	345,175	5,921,336
BHP Billiton	214,246	6,234,016
BP	1,924,437	13,447,870
British American Tobacco	195,300	10,466,322
British Land	101,045	834,451
British Sky Broadcasting Group	109,609	1,470,596
BT Group	779,058	3,290,796
Bunzl	31,367	617,205
Burberry Group	41,474	837,505
Capita	63,755	870,884
Capital Shopping Centres Group	78,690	399,708
Carnival	18,407	644,395
Centrica	533,116	2,978,528
Cobham	92,433	341,287
Compass Group	189,324	2,417,852
Croda International	13,676	569,995
Diageo	253,707	7,999,023
Eurasian Natural Resources	25,450	95,167
Evraz	26,374	88,964
G4S	133,245	589,966
GKN	166,606	669,580
GlaxoSmithKline	495,947	11,593,623
Hammerson	67,534	504,761
Hargreaves Lansdown	20,019	264,027
HSBC Holdings	1,855,388	19,804,664
ICAP	43,171	190,491
IMI	32,086	631,352
Imperial Tobacco Group	98,012	3,423,770
Inmarsat	50,524	539,300
InterContinental Hotels Group	26,113	796,325
†International Consolidated Airlines Group	21,402	82,339
†International Consolidated Airlines Group (London Stock Exchange)	60,078	231,033
Intertek Group	16,172	833,746
Invensys	73,495	391,745
Investec	62,865	438,438
ITV	362,401	712,541
Johnson Matthey	19,459	680,040
Kazakhmys	16,595	98,945
Kingfisher	251,373	1,099,248
Land Securities Group	74,978	944,441
Legal & General Group	576,801	1,513,578

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Lloyds Banking Group	4,172,087	$3,086,594
London Stock Exchange Group	16,494	327,307
Marks & Spencer Group	171,191	1,014,453
Meggitt	86,707	646,878
Melrose	131,596	530,877
National Grid	370,708	4,309,033
Next	15,425	1,023,282
Old Mutual	476,669	1,468,105
Pearson	79,461	1,429,526
Petrofac	24,929	542,797
Prudential	260,437	4,214,429
Randgold Resources	9,458	816,270
Reckitt Benckiser Group	65,844	4,720,202
Reed Elsevier	123,772	1,468,790
Resolution	131,669	545,176
Rexam	76,766	615,287
Rio Tinto	135,966	6,373,411
†Rolls-Royce Holdings	185,604	3,186,781
†Royal Bank of Scotland Group	226,502	948,157
RSA Insurance Group	348,746	616,806
SABMiller	97,350	5,123,895
Sage Group	126,501	658,710
Sainsbury (J.)	133,481	767,665
Schroders	10,499	336,283
Segro	67,680	261,513
Serco Group	52,818	503,195
Severn Trent	23,325	606,753
Smith & Nephew	95,783	1,106,085
Smiths Group	37,748	720,967
SSE	94,452	2,129,764
Standard Chartered	244,562	6,330,201
Standard Life	247,344	1,372,895
Subsea 7	30,661	716,526
Tate & Lyle	47,806	617,430
TESCO	818,469	4,745,042
TUI Travel	41,949	207,536
Tullow Oil	94,287	1,763,585
Unilever	130,379	5,515,226
United Utilities Group	68,539	737,843
Vedanta Resources	10,630	162,325
Vodafone Group	4,964,116	14,074,727
Weir Group	20,711	712,151
Whitbread	16,661	650,103
WM Morrison Supermarkets	211,082	885,852

		219,910,359

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–0.01%
Sims Metal Management	13,534	$141,325

		141,325

Total Common Stock (Cost $984,160,757)		1,141,874,235

ΔPREFERRED STOCK–0.55%
Germany–0.55%
Bayerische Motoren Werke 5.09%	4,603	294,044
Henkel 1.34%	17,957	1,728,435
Porsche Automobil Holding 3.76%	16,149	1,180,348
ProSiebenSat.1 Media 20.36%	9,768	348,713
RWE 7.59%	2,960	106,164
Volkswagen 2.50%	14,303	2,841,817

Total Preferred Stock (Cost $4,734,801)		6,499,521

ΔRIGHT–0.00%
Spain–0.00%
†CaixaBank	109,073	7,382

Total Right (Cost $0)		7,382

MONEY MARKET MUTUAL FUND–1.29%
Dreyfus Treasury & Agency Cash Management Fund	15,145,915	15,145,915

Total Money Market Mutual Fund (Cost $15,145,915)		15,145,915

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.17% (Cost $1,004,041,473)	$1,163,527,053
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.83%	9,720,267

NET ASSETS APPLICABLE TO 142,108,246 SHARES OUTSTANDING–100.00%	$1,173,247,320

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $872,900 cash pledged as collateral for futures contracts.
*	If dividend payments are received, the tax witholding rate is at a reduced amount of 15%, rather than 25%.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $132,381, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2013:1

Foreign Curency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CHF	11,000	USD	(11,541)	4/2/13	$44
MNB	ILS	190,000	USD	(52,156)	4/2/13	66
MNB	NOK	1,607,650	USD	(275,000)	4/2/13	181

						$291

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
301 E-mini MSCI EAFE Index	$25,069,928	$24,970,960	6/22/13	$(98,968)

The use of foreign curency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

CDI–Chess Depository Interest

CHF–Swiss Franc

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

ILS–Israeli Shekel

MNB–Mellon National Bank

NOK–Norwegian Krone

PC–Participation Certificate

PPS–Partially Protected Shares

REIT–Real Estate Investment Trust

RSP– Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

USD–United States Dollar

VVPR Strip–Dividend Coupon

LVIP SSgA International Index Fund–11

LVIP SSgA International Index Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA International Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes– No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSgA International Index Fund–12

LVIP SSgA International Index Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,030,119,549

Aggregate unrealized appreciation	$236,566,821
Aggregate unrealized depreciation	(103,159,317)

Net unrealized appreciation	$133,407,504

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $15,494,711 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in futures years, will expire as follows: $56,183 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $2,741,684 and long-term losses of $12,696,844 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock.	$1,141,741,854	$—	$132,381	$1,141,874,235
Money Market Mutual Fund	15,145,915	—	—	15,145,915
Other	6,499,521	—	7,382	6,506,903

Total	$1,163,387,290	$—	$139,763	$1,163,527,053

Foreign Currency Exchange Contracts	$—	$291	$—	$291

Futures Contracts	$(98,968)	$—	$—	$(98,968)

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events ocurring after the close of the exchange

LVIP SSgA International Index Fund–13

LVIP SSgA International Index Fund

Notes (continued)

2. Investments (continued)

or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisiors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA International Index Fund–14

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.38%
Aerospace & Defense–2.22%
Boeing	21,900	$1,880,115
Precision Castparts	26,000	4,930,120

		6,810,235

Air Freight & Logistics–1.36%
FedEx	19,600	1,924,720
United Parcel Service Class B	26,200	2,250,580

		4,175,300

Airlines–0.41%
†United Continental Holdings	39,200	1,254,792

		1,254,792

Automobiles–0.35%
Harley-Davidson	19,900	1,060,670

		1,060,670

Beverages–1.64%
Anheuser-Busch InBev	12,432	1,231,053
Coca-Cola	44,100	1,783,404
†Monster Beverage	22,800	1,088,472
Pernod-Ricard	7,494	933,817

		5,036,746

Biotechnology–5.63%
†Alexion Pharmaceuticals	19,300	1,778,302
†Biogen Idec	18,900	3,645,999
†Celgene	23,400	2,712,294
†Gilead Sciences	131,100	6,414,723
†Onyx Pharmaceuticals	9,100	808,626
†Pharmacyclics	10,700	860,387
†Regeneron Pharmaceuticals	5,900	1,040,760

		17,261,091

Capital Markets–1.76%
Franklin Resources	19,700	2,970,957
Invesco	84,000	2,432,640

		5,403,597

Chemicals–3.36%
Ecolab	25,700	2,060,626
Praxair	44,500	4,963,530
Sherwin-Williams	19,400	3,276,466

		10,300,622

Commercial Banks–0.35%
U.S. Bancorp	31,900	1,082,367

		1,082,367

Communications Equipment–3.02%
†Juniper Networks	107,100	1,985,634
QUALCOMM	108,700	7,277,465

		9,263,099

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Computers & Peripherals–1.89%
Apple	13,100	$5,798,453

		5,798,453

Consumer Finance–1.33%
American Express	60,300	4,067,838

		4,067,838

Diversified Financial Services–0.69%
†IntercontinentalExchange	6,700	1,092,569
JPMorgan Chase	21,600	1,025,136

		2,117,705

Electrical Equipment–1.19%
Babcock & Wilcox	15,900	451,719
Roper Industries	25,200	3,208,212

		3,659,931

Electronic Equipment, Instruments & Components–0.29%
†Trimble Navigation	29,400	880,824

		880,824

Energy Equipment & Services–1.36%
†FMC Technologies	38,700	2,104,893
Schlumberger	27,700	2,074,453

		4,179,346

Food & Staples Retailing–2.63%
Costco Wholesale	22,000	2,334,420
CVS Caremark	60,800	3,343,392
Whole Foods Market	27,600	2,394,300

		8,072,112

Food Products–0.56%
†Green Mountain Coffee Roasters	6,500	368,940
Nestle	18,406	1,330,776

		1,699,716

Health Care Equipment & Supplies–1.60%
Baxter International	14,800	1,075,072
†Edwards Lifesciences	16,000	1,314,560
†IDEXX Laboratories	12,600	1,164,114
Stryker	20,500	1,337,420

		4,891,166

Health Care Providers & Services–2.70%
†Catamaran	26,848	1,423,749
†Express Scripts Holding	10,600	611,090
HCA Holdings	21,500	873,545
McKesson	34,700	3,746,212
UnitedHealth Group	28,400	1,624,764

		8,279,360

Hotels, Restaurants & Leisure–5.13%
Carnival	42,057	1,472,337
†Chipotle Mexican Grill	8,400	2,737,308

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands	60,300	$3,397,905
Marriott International Class A	31,351	1,323,953
†MGM Resorts International	26,800	352,420
Starbucks	66,900	3,810,624
Starwood Hotels & Resorts Worldwide	33,600	2,141,328
Yum Brands	6,900	496,386

		15,732,261

Household Durables–1.02%
D.R.Horton	63,600	1,545,480
Lennar Class A	38,300	1,588,684

		3,134,164

Household Products–1.09%
Colgate-Palmolive	12,800	1,510,784
Procter & Gamble	23,900	1,841,734

		3,352,518

Industrial Conglomerates–2.30%
Danaher	113,140	7,031,651

		7,031,651

Internet & Catalog Retail–7.73%
†Amazon.com	50,900	13,564,341
†Netflix	9,600	1,818,336
†priceline.com	9,900	6,810,507
†TripAdvisor	28,600	1,502,072

		23,695,256

Internet Software & Services–10.43%
†Akamai Technologies	35,100	1,238,679
†Baidu ADR	15,100	1,324,270
†eBay	139,300	7,552,846
†Facebook Class A	69,712	1,783,233
†Google Class A	20,700	16,436,423
†LinkedIn Class A	16,200	2,852,172
Tencent Holdings	20,700	658,129
†@=Twitter	7,310	119,738

		31,965,490

IT Services–7.61%
Accenture Class A	42,250	3,209,733
†Alliance Data Systems	6,700	1,084,663
†Cognizant Technology Solutions Class A	26,000	1,991,860
†Fiserv	13,700	1,203,271
MasterCard Class A	17,100	9,253,323
Visa Class A	38,700	6,572,808

		23,315,658

Media–1.67%
†Charter Communications Class A	8,000	833,440
†Discovery Communications Class A	3,900	307,086
†Discovery Communications Class C	14,700	1,022,238

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Disney (Walt)	33,000	$1,874,400
News Class A	35,100	1,071,252

		5,108,416

Multiline Retail–0.28%
†Dollar Tree	17,400	842,682

		842,682

Oil, Gas & Consumable Fuels–4.74%
Cabot Oil & Gas	11,200	757,232
Cimarex Energy	12,400	935,456
EOG Resources	18,100	2,318,067
EQT	23,800	1,612,450
Phillips 66	29,800	2,085,106
Pioneer Natural Resources	16,100	2,000,425
Range Resources	35,500	2,876,920
Williams	51,600	1,932,936

		14,518,592

Pharmaceuticals–1.87%
Allergan	15,000	1,674,450
Novo Nordisk Class B	9,636	1,565,563
†Valeant Pharmaceuticals International	30,300	2,273,106
†Zoetis	6,500	217,100

		5,730,219

Professional Services–0.33%
†IHS Class A	9,600	1,005,312

		1,005,312

Real Estate Investment Trusts–2.04%
American Tower	81,400	6,261,288

		6,261,288

Road & Rail–2.71%
Hunt (J.B.) Transport Services	22,200	1,653,456
Kansas City Southern	33,900	3,759,510
Union Pacific	20,200	2,876,682

		8,289,648

Semiconductors & Semiconductor Equipment–1.22%
Broadcom Class A	46,400	1,608,688
Samsung Electronics	1,577	2,138,660

		3,747,348

Software–2.68%
†Autodesk	25,300	1,043,372
†NetSuite	7,300	584,438
†Nuance Communications	33,400	674,012
†Red Hat	44,200	2,234,752
†salesforce.com	20,500	3,666,015

		8,202,589

Specialty Retail–4.52%
†AutoZone	6,900	2,737,713

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†CarMax	47,900	$1,997,430
Home Depot	65,900	4,598,502
Lowe’s	45,900	1,740,528
Ross Stores	24,600	1,491,252
Tractor Supply	12,400	1,291,212

		13,856,637

Textiles, Apparel & Luxury Goods–2.69%
†Fossil	19,503	1,883,990
†lululemon athletica	23,800	1,483,930
NIKE Class B	28,800	1,699,488
Prada	124,700	1,269,080
PVH	8,700	929,247
Ralph Lauren	5,700	965,067

		8,230,802

Tobacco–0.51%
Philip Morris International	16,700	1,548,257

		1,548,257

Trading Companies & Distributors–1.62%
Fastenal	80,800	4,149,080
Grainger (W.W.)	3,600	809,928

		4,959,008

Wireless Telecommunication Services–2.85%
†Crown Castle International	115,000	8,008,600
†SBA Communications Class A	10,200	734,604

		8,743,204

Total Common Stock (Cost $209,220,258)		304,565,970

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.20%
†@=Livingsocial Series F	14,245	$15,954
†@=Twitter Series A	19	311
†@=Twitter Series B	5,908	96,773
†@=Twitter Series C	1,598	26,174
†@=Twitter Series D	2,806	45,962
†@=Twitter Series F	1,011	16,560
†@=Twitter Series G-2	24,414	399,901

Total Preferred Stock (Cost $684,225)		601,635

MONEY MARKET MUTUAL FUND–0.68%
Dreyfus Treasury & Agency Cash Management Fund	2,084,032	2,084,032

Total Money Market Mutual Fund (Cost $2,084,032)		2,084,032

TOTAL VALUE OF SECURITIES–100.26% (Cost $211,988,515)	307,251,637
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(804,482)

NET ASSETS APPLICABLE TO 13,868,329 SHARES OUTSTANDING–100.00%	$306,447,155

†	Non-income producing for the period.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $721,373, which represented 0.24% of the Fund’s net assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $721,373, which represented 0.24% of the Fund’s net assets. See Note 1 in “Notes.”

ADR–American Depositary Receipt

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)-LVIP T. Rowe Price Growth Stock Fund.

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes– No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates– The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other– Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$215,108,274

Aggregate unrealized appreciation	$96,278,578
Aggregate unrealized depreciation	(4,135,214)

Net unrealized appreciation	$92,143,364

For federal income tax purposes, at December 31, 2012 capital loss carryforwards of $35,241,269 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $33,741,703 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $1,499,566 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 3	Total
Common Stock	$304,446,232	$119,738	$304,565,970
Money Market Mutual Fund	2,084,032	—	2,084,032
Preferred Stock	—	601,635	601,635

Total	$306,530,264	$721,373	$307,251,637

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

2. Investments (continued)

accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2013.

4. Market Risk

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.66%
Aerospace & Defense–0.75%
TransDigm Group	9,400	$1,437,448
Triumph Group	12,700	996,950

		2,434,398

Air Freight & Logistics–0.91%
Expeditors International of Washington	33,700	1,203,427
Robinson (C.H.) Worldwide	29,500	1,754,070

		2,957,497

Airlines–1.26%
†Alaska Air Group	17,000	1,087,320
Copa Holdings Class A	15,200	1,818,072
Southwest Airlines	86,500	1,166,020

		4,071,412

Auto Components–0.74%
Gentex	53,200	1,064,532
†TRW Automotive Holdings	24,200	1,331,000

		2,395,532

Beverages–1.20%
Beam	13,600	864,144
Brown-Forman Class B	18,562	1,325,327
Dr Pepper Snapple Group	35,900	1,685,505

		3,874,976

Biotechnology–4.99%
†Alexion Pharmaceuticals	28,700	2,644,418
†Alkermes	43,100	1,021,901
†Ariad Pharmaceuticals	31,300	566,217
†BioMarin Pharmaceutical	27,900	1,737,054
†Cubist Pharmaceuticals	13,500	632,070
†Incyte	80,900	1,893,869
†Infinity Pharmaceuticals	13,300	644,651
†Medivation	11,400	533,178
†Myriad Genetics	21,900	556,260
†ONYX Pharmaceuticals	11,300	1,004,118
†Pharmacyclics	18,000	1,447,380
†Regeneron Pharmaceuticals	13,100	2,310,840
†Vertex Pharmaceuticals	20,900	1,149,082

		16,141,038

Building Products–0.26%
†Fortune Brands Home & Security	22,300	834,689

		834,689

Capital Markets–1.31%
†E Trade Financial	68,400	732,564
Invesco	22,400	648,704
Lazard Class A	41,800	1,426,634
Northern Trust	11,600	632,896
TD Ameritrade Holding	38,600	795,932

		4,236,730

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–3.67%
Air Products & Chemicals	6,600	$574,992
Albemarle	9,400	587,688
Celanese Class A	35,000	1,541,750
CF Industries Holdings	7,000	1,332,590
PPG Industries	12,700	1,701,038
Rockwood Holdings	28,600	1,871,584
Sherwin-Williams	14,900	2,516,461
Sigma-Aldrich	7,000	543,760
Sociedad Quimica y Minera de Chile ADR.	22,100	1,225,445

		11,895,308

Commercial Banks–0.71%
BankUnited	22,500	576,450
First Horizon National	46,967	501,608
†SVB Financial Group	9,200	652,648
TCF Financial	37,200	556,512

		2,287,218

Commercial Services & Supplies–1.31%
†Clean Harbors	23,200	1,347,688
†Copart	20,000	685,600
Ritchie Bros Auctioneers	16,600	360,220
†Stericycle	5,200	552,136
Waste Connections	36,350	1,307,873

		4,253,517

Communications Equipment–1.55%
†Aruba Networks	41,200	1,019,288
†Ciena	33,400	534,734
†F5 Networks	12,700	1,131,316
†JDS Uniphase	55,300	739,361
†Juniper Networks	29,400	545,076
Motorola Solutions	14,800	947,644
†Palo Alto Networks	1,700	96,220

		5,013,639

Computers & Peripherals–0.64%
†3D Systems	17,900	577,096
†NetApp.	24,300	830,088
†SanDisk	12,300	676,500

		2,083,684

Construction & Engineering–0.61%
Fluor	20,400	1,353,132
†Quanta Services	21,800	623,044

		1,976,176

Construction Materials–0.20%
Vulcan Materials	12,500	646,250

		646,250

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.73%
Ball	49,400	$2,350,452

		2,350,452

Diversified Consumer Services–0.63%
Sotheby’s	27,100	1,013,811
Strayer Education	10,500	507,990
Weight Watchers International	12,200	513,742

		2,035,543

Diversified Financial Services–2.53%
CBOE Holdings	42,100	1,555,174
†IntercontinentalExchange	11,600	1,891,612
McGraw-Hill	41,200	2,145,696
Moody’s	34,400	1,834,208
†MSCI Class A	22,400	760,032

		8,186,722

Electrical Equipment–2.33%
AMETEK.	30,225	1,310,556
Babcock & Wilcox	51,400	1,460,274
Hubbell Class B	14,900	1,446,939
†II-VI	20,600	351,024
Roper Industries	16,900	2,151,539
†Sensata Technologies Holding	25,100	825,037

		7,545,369

Electronic Equipment, Instruments & Components–1.79%
Amphenol Class A	23,100	1,724,415
IPG Photonics	12,600	836,766
†Itron	7,100	329,440
Jabil Circuit	29,000	535,920
National Instruments	16,775	549,381
†Trimble Navigation	60,200	1,803,592

		5,779,514

Energy Equipment & Services–2.74%
†Cameron International	19,500	1,271,400
Core Laboratories	7,000	965,440
Diamond Offshore Drilling	7,800	542,568
†Dresser-Rand Group	12,400	764,584
†FMC Technologies	29,400	1,599,066
Lufkin Industries	11,100	736,929
†McDermott International	61,400	674,786
Nabors Industries	44,600	723,412
Oceaneering International	24,100	1,600,481

		8,878,666

Food & Staples Retailing–0.77%
†Fresh Market	17,200	735,644
Whole Foods Market	20,300	1,761,025

		2,496,669

Food Products–2.81%
Campbell Soup	17,700	802,872

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Flowers Foods	40,600	$1,337,364
Hershey	18,100	1,584,293
Kellogg	24,000	1,546,320
McCormick	25,500	1,875,525
Mead Johnson Nutrition	13,000	1,006,850
Smucker (J.M.)	9,600	951,936

		9,105,160

Health Care Equipment & Supplies–1.78%
Bard (C.R.)	15,600	1,572,168
DENTSPLY International	29,800	1,264,116
†Edwards Lifesciences	10,700	879,112
†IDEXX Laboratories	9,100	840,749
†Thoratec	14,300	536,250
†Varian Medical Systems	9,100	655,200

		5,747,595

Health Care Providers & Services–5.40%
AmerisourceBergen	49,300	2,536,485
†Catamaran	51,290	2,719,909
CIGNA	13,800	860,706
Community Health Systems	20,600	976,234
†DaVita HealthCare Partners	14,900	1,766,991
†Henry Schein	17,300	1,601,115
Humana	8,000	552,880
†Laboratory Corporation of America Holdings	19,200	1,731,840
†Mednax	16,400	1,469,932
Quest Diagnostics	19,600	1,106,420
Universal Health Services Class B	20,300	1,296,561
†WellCare Health Plans	14,600	846,216

		17,465,289

Health Care Technology–0.77%
†athenahealth	7,400	718,096
†Cerner	14,100	1,335,975
†HMS Holdings	15,700	426,255

		2,480,326

Hotels, Restaurants & Leisure–4.55%
Brinker International	24,300	914,895
†Chipotle Mexican Grill	5,500	1,792,285
Choice Hotels International	36,000	1,523,160
†Hyatt Hotels Class A	13,600	587,928
Marriott International Class A	43,257	1,826,743
†Norwegian Cruise Line Holdings	8,400	249,060
†Panera Bread Class A	6,300	1,041,012
Royal Caribbean Cruises	24,200	803,924
Starwood Hotels & Resorts Worldwide	37,200	2,370,756
Tim Hortons	33,200	1,803,424
Wynn Resorts	14,500	1,814,820

		14,728,007

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.26%
†Toll Brothers	24,400	$835,456

		835,456

Household Products–0.99%
Church & Dwight	29,700	1,919,511
Clorox	14,500	1,283,685

		3,203,196

Independent Power Producers & Energy Traders–0.31%
†Calpine	49,200	1,013,520

		1,013,520

Insurance–2.17%
†Arch Capital Group	12,700	667,639
AXIS Capital Holdings	21,200	882,344
Berkley (W.R.)	12,500	554,625
Brown & Brown	39,000	1,249,560
Fidelity National Financial Class A	33,100	835,113
HCC Insurance Holdings	14,300	601,029
Progressive	32,900	831,383
RenaissanceRe Holdings	7,400	680,726
Willis Group Holdings	18,000	710,820

		7,013,239

Internet & Catalog Retail–1.48%
†Groupon	110,732	677,680
†Liberty Interactive Class A	74,100	1,584,258
†Netflix	6,300	1,193,283
†TripAdvisor	25,600	1,344,512

		4,799,733

Internet Software & Services–1.14%
†CoStar Group	7,100	777,166
†@=Dropbox	7,607	58,511
†Equinix	4,400	951,764
†LinkedIn Class A	7,300	1,285,238
†Sina	12,600	612,234

		3,684,913

IT Services–2.55%
†Alliance Data Systems	9,300	1,505,577
†Gartner	37,200	2,024,052
Genpact	37,200	676,668
Paychex	18,800	659,316
†Teradata	20,100	1,176,051
†Vantiv Class A	62,400	1,481,376
Western Union	49,700	747,488

		8,270,528

Leisure Equipment & Products–0.78%
Mattel	57,400	2,513,546

		2,513,546

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.39%
†Bruker	33,700	$643,670
†Covance	11,300	839,816
†Life Technologies	9,700	626,911
†Mettler-Toledo International	8,600	1,833,692
†Waters	6,000	563,460

		4,507,549

Machinery–3.85%
CLARCOR	9,100	476,658
Donaldson	26,400	955,416
Flowserve	4,700	788,237
Graco	12,900	748,587
IDEX	11,325	604,982
Joy Global	10,000	595,200
PACCAR	11,000	556,160
Pall	21,800	1,490,466
†Rexnord	28,600	607,178
Snap-on	7,900	653,330
†Terex	22,800	784,776
Valmont Industries	10,000	1,572,700
†WABCO Holdings	17,400	1,228,266
Wabtec	13,700	1,398,907

		12,460,863

Media–2.77%
†Charter Communications Class A	15,000	1,562,700
†Discovery Communications Class C	34,000	2,364,360
Interpublic Group	55,800	727,074
†Madison Square Garden Class A	22,000	1,267,200
Omnicom Group	43,500	2,562,150
†Pandora Media	33,500	474,360

		8,957,844

Metals & Mining–1.73%
Carpenter Technology	17,300	852,717
Compass Minerals International	25,900	2,043,510
Eldorado Gold	89,700	854,841
HudBay Minerals	52,700	505,920
†Osisko Mining	75,200	446,199
†Stillwater Mining	41,000	530,130
Walter Energy	13,300	379,050

		5,612,367

Multiline Retail–1.59%
†Dollar General	38,100	1,927,098
†Dollar Tree	43,300	2,097,019
Kohl’s	24,700	1,139,411

		5,163,528

Office Electronics–0.20%
†Zebra Technologies	13,750	648,038

		648,038

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.52%
Cabot Oil & Gas	17,500	$1,183,175
Cimarex Energy	8,800	663,872
†Concho Resources	12,300	1,198,389
†Continental Resources	8,000	695,440
Energy XXI Bermuda	17,100	465,462
EQT.	13,700	928,175
†Halcon Resources	77,400	602,946
Peabody Energy	21,200	448,380
Pioneer Natural Resources	6,300	782,775
Range Resources	26,000	2,107,040
SM Energy	14,300	846,846
†Southwestern Energy	16,700	622,242
Tesoro	14,500	848,975

		11,393,717

Pharmaceuticals–0.94%
†Hospira	18,000	590,940
†Jazz Pharmaceuticals	10,800	603,828
Questcor Pharmaceuticals	13,300	432,782
†Valeant Pharmaceuticals International	16,200	1,215,324
†Zoetis	6,400	213,760

		3,056,634

Professional Services–2.14%
Dun & Bradstreet	6,800	568,820
†IHS Class A	18,600	1,947,792
Manpower	19,800	1,123,056
Nielsen Holdings	23,300	834,606
Robert Half International	29,100	1,092,123
†Verisk Analytics Class A	22,100	1,362,023

		6,928,420

Real Estate Management & Development–0.78%
†Forest City Enterprises Class A	56,200	998,674
Jones Lang LaSalle	15,400	1,530,914

		2,529,588

Road & Rail–1.69%
†Hertz Global Holdings	33,700	750,162
Hunt (J.B.) Transport Services	20,400	1,519,392
Kansas City Southern	18,900	2,096,010
Landstar System	19,100	1,090,419

		5,455,983

Semiconductors & Semiconductor Equipment–4.16%
Altera	54,100	1,918,927
Analog Devices	26,900	1,250,581
ARM Holdings ADR	38,500	1,631,245
†Atmel	104,300	725,928
KLA-Tencor	11,100	585,414
†Lam Research	16,600	688,236
Linear Technology	39,000	1,496,430
†Mellanox Technologies	13,100	727,181

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology	30,600	$1,124,856
NVIDIA	63,100	808,942
†Skyworks Solutions	43,200	951,696
Xilinx	41,000	1,564,970

		13,474,406

Software–7.12%
†ANSYS	21,200	1,726,104
†Autodesk	34,500	1,422,780
†Check Point Software Technologies	27,700	1,301,623
†Citrix Systems	18,100	1,306,096
†CommVault Systems	9,500	778,810
†Concur Technologies	21,700	1,489,922
FactSet Research Systems	4,650	430,590
†Fortinet	26,800	634,624
†Informatica	25,100	865,197
Intuit	32,400	2,127,060
†MICROS Systems	12,600	573,426
†NetSuite	7,900	632,474
†Nuance Communications	80,500	1,624,490
†Red Hat	50,600	2,558,335
†salesforce.com	3,700	661,671
†ServiceNow	42,600	1,542,120
Solera Holdings	11,200	653,296
†TIBCO Software	53,000	1,071,660
†Workday Class A	15,300	942,939
†=Workday Class B	11,805	691,171

		23,034,388

Specialty Retail–6.65%
†AutoZone	5,500	2,182,235
†Bed Bath & Beyond	30,900	1,990,578
†CarMax	51,800	2,160,060
Chico’s	40,800	685,440
Dick’s Sporting Goods	19,600	927,080
DSW Class A	9,400	599,720
Gap	17,600	623,040
Guess	23,300	578,539
Limited Brands	27,700	1,237,082
Men’s Wearhouse	17,750	593,205
†O’Reilly Automotive	21,800	2,235,590
PETsMART	17,600	1,092,960
Ross Stores	39,600	2,400,552
Tiffany & Co	22,200	1,543,788
Tractor Supply	11,200	1,166,256
†Urban Outfitters	17,300	670,202
Williams-Sonoma	16,600	855,232

		21,541,559

Textiles, Apparel & Luxury Goods–1.37%
†Fossil	17,800	1,719,480
†lululemon athletica	18,200	1,134,770

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Michael Kors Holdings	27,861	$1,582,226

		4,436,476

Tobacco–0.44%
Lorillard	35,400	1,428,390

		1,428,390

Trading Companies & Distributors–1.04%
Fastenal	27,700	1,422,395
Grainger (W.W.)	8,600	1,934,828

		3,357,223

Wireless Telecommunication Services–1.66%
†Crown Castle International	39,400	2,743,816
†SBA Communications Class A	36,400	2,621,528

		5,365,344

Total Common Stock (Cost $199,913,125)		322,587,824

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.24%
†@=Coupons Series B	128,966	$353,044
†@=Dropbox Series A	9,449	72,679
†@=Dropbox Series A-1	46,402	356,912

Total Preferred Stock (Cost $1,213,856)		782,635

MONEY MARKET MUTUAL FUND–0.16%
Dreyfus Treasury & Agency Cash Management Fund	514,202	514,202

Total Money Market Mutual Fund (Cost $514,202)		514,202

TOTAL VALUE OF SECURITIES–100.06% (Cost $201,641,183)	323,884,661
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(189,792)

NET ASSETS APPLICABLE TO 18,677,812 SHARES OUTSTANDING–100.00%	$323,694,869

†	Non-income producing for the period.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $841,146, which represented 0.26% of the Fund’s net assets. See Note 3 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of the fair valued securities was $841,146 which represented 0.26% of the Fund’s net assets. See Note 1 in “Notes.”

ADR–American Depositary Receipt

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$202,639,661

Aggregate unrealized appreciation	$127,770,098
Aggregate unrealized depreciation	(6,525,098)

Net unrealized appreciation	$121,245,000

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 3	Total
Common Stock	$321,838,142	$749,682	$322,587,824
Money Market Mutual Fund	514,202	—	514,202
Preferred Stock	—	782,635	782,635

Total	$322,352,344	$1,532,317	$323,884,661

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP Templeton Growth RPM Fund

Schedule of Investments (Unaudited)

March 31, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–89.08%
Brazil–0.89%
Petroleo Brasileiro ADR	73,050	$1,325,858
Vale ADR	83,420	1,378,933

		2,704,791

Canada–0.73%
Talisman Energy	181,260	2,216,124

		2,216,124

France–7.91%
Alstom	17,990	732,170
AXA	158,686	2,727,750
BNP Paribas	85,500	4,388,311
Cie de Saint-Gobain	51,000	1,890,626
†Credit Agricole	164,630	1,356,085
France Telecom ADR	130,010	1,320,902
Michelin Class B	24,600	2,057,560
Sanofi	51,836	5,267,173
Total	58,120	2,782,989
Vivendi	80,687	1,666,752

		24,190,318

Germany–6.21%
Deutsche Lufthansa	108,950	2,127,683
Deutsche Post	83,030	1,913,115
HeidelbergCement	30,870	2,218,334
Infineon Technologies ADR	246,848	1,964,910
Merck	25,730	3,881,981
Muenchener Rueckversicherungs	14,500	2,711,818
SAP ADR	18,350	1,477,909
Siemens ADR	24,940	2,688,532

		18,984,282

■Hong Kong–1.78%
AIA Group	794,800	3,481,227
China Telecom	3,890,000	1,959,395

		5,440,622

Ireland–1.47%
CRH	139,289	3,074,590
†Elan ADR	120,902	1,426,644

		4,501,234

Italy–1.86%
ENI	147,899	3,323,413
†UniCredit	552,660	2,359,063

		5,682,476

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan–4.33%
ITOCHU	194,980	$2,380,028
Nissan Motor	277,200	2,670,991
NKSJ Holdings	63,755	1,333,619
Toyota Motor ADR	42,220	4,333,461
Trend Micro	90,310	2,524,228

		13,242,327

Netherlands–5.13%
Akzo Nobel	48,390	3,071,662
†ING Groep	293,982	2,086,568
Koninklijke Philips Electronics	81,380	2,408,157
Randstad Holding	23,362	956,494
Reed Elsevier	98,463	1,686,861
Royal Dutch Shell Class A	900	29,114
Royal Dutch Shell Class B	63,540	2,109,527
†SBM Offshore	82,574	1,366,491
TNT Express	270,050	1,979,363

		15,694,237

Norway–2.09%
Statoil	98,910	2,391,045
Telenor	182,760	3,995,626

		6,386,671

Republic of Korea–2.90%
KB Financial Group	35,093	1,166,153
POSCO ADR	38,820	2,861,422
Samsung Electronics	3,566	4,836,056

		8,863,631

Singapore–1.99%
DBS Group Holdings	252,105	3,251,526
Singapore Telecommunications	974,860	2,821,126

		6,072,652

Spain–1.09%
Repsol	68,171	1,385,052
Telefonica	144,843	1,947,647

		3,332,699

Switzerland–5.13%
†ABB	63,670	1,435,676
ACE	15,290	1,360,351
†Credit Suisse Group	113,330	2,973,197
†Lonza Group	13,590	881,668
Novartis	25,570	1,816,426
Roche Holding	19,470	4,531,719
†Swiss Re	33,160	2,696,105

		15,695,142

Taiwan–0.88%
Taiwan Semiconductor Manufacturing ADR	155,995	2,681,554

		2,681,554

LVIP Templeton Growth RPM Fund–1

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand–0.86%
Bangkok Bank	341,500	$2,632,748

		2,632,748

Turkey–0.30%
†Turkcell Iletisim Hizmetleri ADR	54,150	901,056

		901,056

United Kingdom–10.30%
Aviva	355,820	1,601,407
BAE Systems	280,250	1,679,031
BP ADR	50,250	2,128,088
G4S	582,830	2,580,583
GlaxoSmithKline	140,840	3,292,380
HSBC Holdings	406,850	4,297,776
Kingfisher	418,668	1,830,826
†Lloyds Banking Group	4,108,940	3,039,877
Marks & Spencer Group	434,870	2,576,977
Rexam	284,909	2,283,574
Tesco	505,070	2,928,124
Vodafone Group ADR	114,580	3,255,218

		31,493,861

United States–33.23%
†Actavis	25,620	2,359,858
Allegheny Technologies	44,230	1,402,533
American Express	42,030	2,835,344
Amgen	42,500	4,356,675
Applied Materials	206,370	2,781,868
Baker Hughes	60,920	2,827,297
Bank of New York Mellon	76,700	2,146,833
†Brocade Communications Systems	173,770	1,002,653
Chesapeake Energy	95,050	1,939,971
Chevron	23,400	2,780,388
Cisco Systems	179,640	3,756,272
Citigroup	81,540	3,607,330
Comcast Special Class A	90,425	3,582,639
CVS Caremark	52,830	2,905,122
FedEx	9,480	930,936

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Forest Laboratories	74,970	$2,851,859
†Gilead Sciences	57,820	2,829,133
Halliburton	39,470	1,594,983
Home Depot	19,280	1,345,358
†Isis Pharmaceuticals	35,260	597,304
JPMorgan Chase	72,650	3,447,969
Macy’s	66,940	2,800,770
Medtronic	58,840	2,763,126
Merck	91,630	4,052,795
Microsoft	147,190	4,211,106
Morgan Stanley	108,760	2,390,545
News Class A	50,400	1,538,208
†Onyx Pharmaceuticals	14,810	1,316,017
Pfizer	166,290	4,799,129
Quest Diagnostics	21,020	1,186,579
SAIC	141,630	1,919,087
†Salix Pharmaceuticals	57,780	2,957,180
†Sprint Nextel	430,970	2,676,324
†Symantec	122,630	3,026,508
Target	55,010	3,765,435
Time Warner	32,843	1,892,414
Time Warner Cable	37,449	3,597,351
United Parcel Service Class B	27,930	2,399,187
Walgreen	50,210	2,394,013

		101,568,099

Total Common Stock (Cost $212,004,962)		272,284,524

MONEY MARKET MUTUAL FUND–10.02%
Dreyfus Treasury & Agency Cash Management Fund	30,627,349	30,627,349

Total Money Market Mutual Fund (Cost $30,627,349)		30,627,349

TOTAL VALUE OF SECURITIES–99.10% (Cost $242,632,311)	302,911,873
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.90%	2,756,573

NET ASSETS APPLICABLE TO 10,169,524 SHARES OUTSTANDING–100.00%	$305,668,446

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $2,259,029 cash pledged as collateral for futures contracts.

LVIP Templeton Growth RPM Fund–2

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	EUR	27,027	USD	(34,765)	4/2/13	$(120)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(59)	British Pound Currency	$(5,534,200)	$(5,592,094)	6/20/13	$(57,894)
(181)	E-mini S&P 500 Index	(13,916,683)	(14,142,435)	6/22/13	(225,752)
(57)	Euro Currency	(9,345,150)	(9,136,388)	6/20/13	208,762
(284)	Euro STOXX 50 Index	(9,812,663)	(9,297,719)	6/25/13	514,944
(60)	FTSE 100 Index	(5,725,125)	(5,790,016)	6/25/13	(64,891)
(55)	Japanese Yen Currency	(7,253,469)	(7,310,188)	6/20/13	(56,719)
(61)	Nikkei 225 (OSE)	(7,632,225)	(8,035,695)	6/15/13	(403,470)

		$(59,219,515)			$(85,020)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

EUR–Euorpean Monetary Unit

MNB–Mellon National Bank

USD–United States Dollar

LVIP Templeton Growth RPM Fund–3

LVIP Templeton Growth RPM Fund

Notes (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)-LVIP Templeton Growth RPM Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Templeton Growth RPM Fund–4

LVIP Templeton Growth RPM Fund

Notes (continued)

2. Investments

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$244,450,567

Aggregate unrealized appreciation	$73,165,555
Aggregate unrealized depreciation	(14,704,249)

Net unrealized appreciation	$58,461,306

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $13,508,734 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock	$272,284,524	$—	$272,284,524
Money Market Mutual Fund	30,627,349	—	30,627,349

Total	$302,911,873	$—	$302,911,873

Foreign Currency Exchange Contract	$—	$(120)	$(120)

Futures Contracts	$(85,020)	$—	$(85,020)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S.GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP Templeton Growth RPM Fund–5

LVIP Templeton Growth RPM Fund

Notes (continued)

3. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against market fluctuations in fair value caused by changes in prevailing market interest rates. In addtion, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledge U.S. government securities to a broker, equal to the minimum “intial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures ontracts and the underlying securities and the possiblility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Templeton Growth RPM Fund–6

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust (Registrant)

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	May 22, 2013

By:	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:	May 22, 2013